Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 42.3% ) Value
Communications Services (2.4%)
24,590 Alphabet, Inc., Class A $ 4,218,169
110,332 Alphabet, Inc., Class C 19,103,986
16,395 Altice USA, Inc.
a
34,266
6,799 AMC Networks, Inc.
a,b
75,673
4,016 Bandwidth, Inc.
a
91,645
111,522 Cargurus, Inc.
a
2,767,976
636 Charter Communications, Inc.
a
241,502
26,094 Cogent Communications Holdings 1,841,976
89,248 Comcast Corporation 3,683,265
22,270 E.W. Scripps Company
a
83,735
4,233 Electronic Arts, Inc. 638,929
5,339 Emerald Holding, Inc.
a,b
30,272
2,171 Entravision Communications
Corporation 4,755
11,853 iHeartMedia, Inc.
a,b
21,098
3,304 Imax Corporation
a
69,714
17,002 Integral Ad Science Holding
Corporation
a
173,080
6,699 Iridium Communications, Inc. 192,261
5,682 Liberty Global, Ltd., Class A
a
110,742
6,359 Liberty Latin America, Ltd., Class
A
a
66,642
1,145 Liberty Media Corporation-Liberty
Live Group
a
44,678
7,688 Magnite, Inc.
a
111,784
36,165 Meta Platforms, Inc. 17,172,227
1,587 Netflix, Inc.
a
997,191
6,668 New York Times Company 357,338
1,659 Omnicom Group, Inc. 162,648
12,114 Paramount Global
b
138,342
40,294 Pinterest, Inc.
a
1,287,393
113,515 QuinStreet, Inc.
a
2,122,731
4,456 Roku, Inc.
a
259,384
2,119 Sinclair, Inc. 32,590
12,157 Sirius XM Holdings, Inc.
b
41,942
1,880 TechTarget, Inc.
a
60,160
4,331 Telephone and Data Systems, Inc. 91,817
19,119 Trade Desk, Inc.
a
1,718,416
129,344 Verizon Communications, Inc. 5,241,019
137,208 Warner Brothers Discovery, Inc.
a
1,186,849
Total 64,476,195
Consumer Discretionary (4.4%)
114 Adient plc
a
2,937
98,893 Amazon.com, Inc.
a
18,491,013
8,906 American Axle & Manufacturing
Holdings, Inc.
a
66,172
11,389 American Eagle Outfitters, Inc. 251,127
28,442 Aptiv plc
a
1,973,590
4,906 Autoliv, Inc. 496,193
438 Beazer Homes USA, Inc.
a
14,747
20,861 Best Buy Company, Inc. 1,804,894
526 Booking Holdings, Inc. 1,954,095
20,923 Boot Barn Holdings, Inc.
a
2,792,802
8,147 BorgWarner, Inc. 287,671
13,519 Brunswick Corporation 1,101,123
1,106 Carvana Company
a
147,352
160 Cavco Industries, Inc.
a
66,339
962 Chewy, Inc.
a
23,261
46,983 Chipotle Mexican Grill, Inc.
a
2,552,117
27,732 Columbia Sportswear Company 2,265,704
65,463 Cooper-Standard Holdings, Inc.
a
967,543
11,290 Crocs, Inc.
a
1,517,037
9,987 D.R. Horton, Inc. 1,796,961
11,642 Dana, Inc. 147,970
Shares Common Stock (42.3%) Value
Consumer Discretionary (4.4%) - continued
534 Darden Restaurants, Inc. $ 78,119
1,465 Deckers Outdoor Corporation
a
1,351,653
1,094 DoorDash, Inc.
a
121,128
48 Dorman Products, Inc.
a
4,866
19,477 DraftKings, Inc.
a
719,675
44,033 eBay, Inc. 2,448,675
491 El Pollo Loco Holdings, Inc.
a
5,921
1,505 Etsy, Inc.
a
98,036
6,664 Everi Holdings, Inc.
a
85,766
16,391 Expedia Group, Inc.
a
2,092,639
145 Fox Factory Holding Corporation
a
7,742
301 Frontdoor, Inc.
a
11,877
12,507 Gap, Inc. 293,664
10,059 Garmin, Ltd. 1,722,604
20,152 Gentex Corporation 625,921
3,172 Genuine Parts Company 466,633
4,332 Goodyear Tire & Rubber
Company
a
50,684
14,567 Grand Canyon Education, Inc.
a
2,271,724
3,197 Group 1 Automotive, Inc. 1,169,207
5,700 H&R Block, Inc. 330,258
16,988 Hanesbrands, Inc.
a
100,909
800 Harley-Davidson, Inc. 30,000
2,436 Hasbro, Inc. 157,025
15,599 Hilton Worldwide Holdings, Inc. 3,348,637
11,056 Home Depot, Inc. 4,070,377
5,056 Installed Building Products, Inc. 1,366,890
68 KB Home 5,853
4,071 Kohl's Corporation 88,178
16,594 Laureate Education, Inc. 257,207
1,430 Lear Corporation 174,517
2,191 Leggett & Platt, Inc. 28,855
1,360 Lennar Corporation 240,625
583 Light & Wonder, Inc.
a
62,498
10,329 LKQ Corporation 428,653
13,410 Lowe's Companies, Inc. 3,292,289
6,904 Lululemon Athletica, Inc.
a
1,785,789
286 M/I Homes, Inc.
a
47,713
6,894 McDonald's Corporation 1,829,668
4,236 Meritage Homes Corporation 859,357
40,866 Mobileye Global, Inc.
a
858,186
11,848 Modine Manufacturing Company
a
1,394,036
2,464 Mohawk Industries, Inc.
a
396,876
3,843 Nordstrom, Inc. 87,736
605 NVR, Inc.
a
5,207,525
313 OneSpaWorld Holdings, Ltd.
a
5,036
1,481 O'Reilly Automotive, Inc.
a
1,668,109
9,314 Patrick Industries, Inc. 1,192,751
4,020 Pool Corporation 1,503,641
37,694 Qurate Retail, Inc.
a
27,015
407 Ralph Lauren Corporation 71,465
15,388 Ross Stores, Inc. 2,204,023
50,984 Savers Value Village, Inc.
a
519,527
1,062 Service Corporation International/
US 84,864
66,943 SharkNinja, Inc. 5,144,570
67,232 Skyline Champion Corporation
a
5,480,080
20,300 Sony Group Corporation ADR 1,798,377
689 Starbucks Corporation 53,708
1,861 Steven Madden, Ltd. 84,378
3,687 Stitch Fix, Inc.
a
17,366
117,159 Stoneridge, Inc.
a
1,969,443
1,308 Strategic Education, Inc. 137,863
23,331 Tesla, Inc.
a
5,414,425
19,249 Texas Roadhouse, Inc. 3,361,068

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Consumer Discretionary (4.4%) - continued
73,892 ThredUp, Inc.
a
$ 155,173
276 TopBuild Corporation
a
132,077
7,199 Travel + Leisure Company 331,802
512 Ulta Beauty, Inc.
a
186,824
2,962 Upbound Group, Inc. 111,756
4,224 Urban Outfitters, Inc.
a
194,515
11,234 VF Corporation 190,529
57 Visteon Corporation
a
6,586
47 Wingstop, Inc. 17,572
58,098 Wyndham Hotels & Resorts, Inc. 4,399,181
57,644 Yum China Holding, Inc. 1,743,155
Total 117,003,718
Consumer Staples (2.0%)
22,246 Altria Group, Inc. 1,090,276
2,790 BellRing Brands, Inc.
a
143,071
32,783 BJ's Wholesale Club Holdings,
Inc.
a
2,883,593
2,353 Casey's General Stores, Inc. 912,588
23,192 Celsius Holdings, Inc.
a
1,086,081
25,674 Coca-Cola Company 1,713,483
2,454 Colgate-Palmolive Company 243,412
946 Costco Wholesale Corporation 777,612
175,499 Coty, Inc.
a
1,746,215
364 Dollar Tree, Inc.
a
37,980
11,044 e.l.f. Beauty, Inc.
a
1,905,974
25,566 J & J Snack Foods Corporation 4,312,984
9,992 J.M. Smucker Company 1,178,556
17,294 John B. Sanfilippo & Son, Inc. 1,813,622
145,372 Kenvue, Inc. 2,687,928
3,556 Keurig Dr Pepper, Inc. 121,900
4,976 Kroger Company 271,192
27,142 Lamb Weston Holdings, Inc. 1,629,063
21,215 Lancaster Colony Corporation 4,095,768
497 McCormick & Company, Inc. 38,274
62,206 Philip Morris International, Inc. 7,163,643
31,288 Pilgrim's Pride Corporation
a
1,290,004
332 PriceSmart, Inc. 30,322
7,824 Procter & Gamble Company 1,257,786
50,296 Sysco Corporation 3,855,188
31,207 Turning Point Brands, Inc. 1,177,128
33,832 Tyson Foods, Inc. 2,060,369
2,209 US Foods Holding Corporation
a
120,147
12,522 Walgreens Boots Alliance, Inc. 148,636
114,078 Walmart, Inc. 7,830,314
Total 53,623,109
Energy (1.9%)
24,090 Archrock, Inc. 499,386
20,213 Baker Hughes Company 782,647
1,419 California Resources Corporation 72,993
37,874 Chesapeake Energy Corporation 2,890,922
524 Chevron Corporation 84,086
3,585 Civitas Resources, Inc. 250,090
35,173 ConocoPhillips 3,911,238
5,845 Delek US Holdings, Inc. 138,994
123,362 Devon Energy Corporation 5,801,715
118,685 Enterprise Products Partners, LP 3,425,249
14,953 EOG Resources, Inc. 1,896,040
5,935 Expro Group Holdings NV
a
137,811
71,544 Exxon Mobil Corporation 8,484,403
3,582 Gulfport Energy Corporation
a
527,306
121,292 Halliburton Company 4,206,407
4,908 Hess Midstream, LP 183,952
548 International Seaways, Inc. 30,688
Shares Common Stock (42.3%) Value
Energy (1.9%) - continued
2,297 Kodiak Gas Services, Inc. $ 66,268
12,128 Marathon Petroleum Corporation 2,146,899
45,745 Matador Resources Company 2,812,403
2,906 Noble Corporation plc 137,221
128,749 NOV, Inc. 2,680,554
9,275 Ovintiv, Inc. 430,731
4,798 Par Pacific Holdings, Inc.
a
127,387
4,386 Phillips 66 638,075
2,083 ProPetro Holding Corporation
a
19,976
8,430 Schlumberger NV 407,085
22,471 Shell plc ADR 1,645,327
7,281 SM Energy Company 336,382
155,756 TechnipFMC plc 4,594,802
4,093 Viper Energy, Inc. 174,648
8,720 Williams Companies, Inc. 374,437
Total 49,916,122
Financials (6.2%)
13,379 Allstate Corporation 2,289,415
95,474 Ally Financial, Inc. 4,297,285
3,712 Amalgamated Financial
Corporation 118,079
6,456 American Express Company 1,633,626
30,654 American International Group, Inc. 2,428,716
6,850 Ameriprise Financial, Inc. 2,945,980
578 Ameris Bancorp 35,194
7,235 Annaly Capital Management, Inc. 144,049
23,032 Arch Capital Group, Ltd.
a
2,206,005
4,874 Arthur J. Gallagher & Company 1,381,730
3,643 Artisan Partners Asset
Management, Inc. 160,875
2,466 Associated Banc-Corp 56,669
1,072 Assurant, Inc. 187,461
1,337 Assured Guaranty, Ltd. 110,129
743 Atlantic Union Bankshares
Corporation 30,679
512 Axis Capital Holdings, Ltd. 38,784
1,900 Axos Financial, Inc.
a
138,719
1,085 Bancorp, Inc.
a
56,246
139,518 Bank of America Corporation 5,623,971
161 Bank of Hawaii Corporation 11,043
1,953 Bank of Marin Bancorp 39,665
30,388 Bank of N.T. Butterfield & Son, Ltd. 1,165,076
44,358 Bank of New York Mellon
Corporation 2,886,375
9,269 Bank OZK 434,623
1,431 BankFinancial Corporation 16,771
359 BankUnited, Inc. 13,829
204 Banner Corporation 12,081
872 Bar Harbor Bankshares 27,869
459 BayCom Corporation 11,057
2,680 BCB Bancorp, Inc. 33,982
4,236 Berkshire Hathaway, Inc.
a
1,857,486
2,916 Berkshire Hills Bancorp, Inc. 80,482
3,137 Block, Inc.
a
194,118
23,079 Blue Owl Capital, Inc. 440,117
137 BOK Financial Corporation 14,089
71,083 Bridgewater Bancshares, Inc.
a
981,656
2,214 Brighthouse Financial, Inc.
a
110,412
1,444 BrightSpire Capital, Inc. 8,274
16,672 Brookline Bancorp, Inc. 174,889
10,429 Brown & Brown, Inc. 1,036,955
2,603 Business First Bancshares, Inc. 66,168
2,281 Byline Bancorp, Inc. 63,982
2,509 Cadence Bank 82,471

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Financials (6.2%) - continued
317 Camden National Corporation $ 13,213
167 Capital City Bank Group, Inc. 5,929
15,046 Capital One Financial Corporation 2,277,964
6,546 Capitol Federal Financial, Inc. 41,371
7,806 Carlyle Group, Inc. 388,270
4,047 Cathay General Bancorp 179,363
5,557 Cboe Global Markets, Inc. 1,019,765
8,840 Central Pacific Financial
Corporation 230,636
62,166 Charles Schwab Corporation 4,052,602
17,553 Chubb, Ltd. 4,838,660
4,257 Cincinnati Financial Corporation 556,049
3,913 Citigroup, Inc. 253,875
1,720 Citizens Financial Group, Inc. 73,392
2,353 CNB Financial Corporation 60,378
3,806 CNO Financial Group, Inc. 132,677
17,344 Columbia Banking System, Inc. 453,719
2,418 Comerica, Inc. 132,531
1,950 Commerce Bancshares, Inc. 126,185
283 Community Financial System, Inc. 17,455
4,367 Community Trust Bancorp, Inc. 221,494
3,228 ConnectOne Bancorp, Inc. 78,182
881 Cullen/Frost Bankers, Inc. 103,130
1,480 Customers Bancorp, Inc.
a
95,430
563 CVB Financial Corporation 10,731
3,268 Dime Community Bancshares, Inc. 82,615
20,305 Discover Financial Services 2,923,717
3,200 Eagle Bancorp, Inc. 68,864
2,773 East West Bancorp, Inc. 243,719
5,335 Ellington Credit Company 37,452
633 Employers Holdings, Inc. 30,390
1,497 Enova International, Inc.
a
129,446
204 Enterprise Bancorp, Inc./MA 6,028
5,295 Enterprise Financial Services
Corporation 279,947
1,123 Equity Bancshares, Inc. 45,482
97,172 F.N.B. Corporation 1,490,619
3,202 FactSet Research Systems, Inc. 1,322,714
12,601 Federated Hermes, Inc. 432,592
3,938 Fidelity National Information
Services, Inc. 302,557
3,203 Fifth Third Bancorp 135,615
3,165 Financial Institutions, Inc. 83,303
1,309 First Bancorp/Puerto Rico 28,078
4,414 First Bancshares, Inc. 147,075
849 First Citizens BancShares, Inc./NC 1,772,449
783 First Financial Bancorp 21,423
1,229 First Financial Bankshares, Inc. 47,267
1,375 First Financial Corporation 61,820
7,273 First Foundation, Inc. 50,911
762 First Hawaiian, Inc. 19,081
9,474 First Horizon Corporation 158,500
1,438 First Internet Bancorp 53,292
3,769 First Interstate BancSystem, Inc. 118,987
1,227 First Merchants Corporation 49,509
2,122 First Mid-Illinois Bancshares, Inc. 81,464
4,068 First of Long Island Corporation 53,372
4,678 Fiserv, Inc.
a
765,180
3,313 Flushing Financial Corporation 48,801
1,303 Fulton Financial Corporation 25,239
51,888 Glacier Bancorp, Inc. 2,319,913
2,610 Global Payments, Inc. 265,280
2,354 Great Southern Bancorp, Inc. 147,384
2,043 Green Dot Corporation
a
19,531
11,941 Hamilton Lane, Inc. 1,723,922
Shares Common Stock (42.3%) Value
Financials (6.2%) - continued
1,019 Hancock Whitney Corporation $ 55,770
14,373 Hanmi Financial Corporation 293,209
745 Hanover Insurance Group, Inc. 102,430
4,954 Hartford Financial Services Group,
Inc. 549,498
1,615 Heartland Financial USA, Inc. 88,050
4,963 Heritage Commerce Corporation 51,367
5,514 Heritage Financial Corporation 127,759
2,337 Home BancShares, Inc. 66,207
3,889 Hometrust Bancshares, Inc. 137,943
18,269 Hope Bancorp, Inc. 240,420
324 Horace Mann Educators
Corporation 11,201
5,476 Horizon Bancorp, Inc. 87,452
29,245 Houlihan Lokey, Inc. 4,394,061
5,756 Huntington Bancshares, Inc./OH 86,052
1,854 Independent Bank Corporation/MA 118,934
3,533 Independent Bank Corporation/MI 122,560
52,630 Intercontinental Exchange, Inc. 7,976,603
78 International Bancshares
Corporation 5,260
33,636 Invesco, Ltd. 580,557
376 Investar Holding Corporation 6,956
46,681 J.P. Morgan Chase & Company 9,933,717
7,551 Jack Henry & Associates, Inc. 1,294,846
14,437 Janus Henderson Group plc 537,490
6,501 Jefferies Financial Group, Inc. 380,113
11,627 Kearny Financial Corporation/MD 83,714
124,841 KeyCorp 2,013,685
17,450 Kinsale Capital Group, Inc. 7,975,872
1,670 Lazard, Inc. 82,114
733 LendingTree, Inc.
a
39,010
627 LPL Financial Holdings, Inc. 138,893
775 M&T Bank Corporation 133,432
14,689 Marsh & McLennan Companies,
Inc. 3,269,331
4,204 Mastercard, Inc. 1,949,437
2,612 Mercantile Bank Corporation 126,316
35,295 MetLife, Inc. 2,712,421
1,136 Metropolitan Bank Holding
Corporation
a
59,901
9,929 MFA Financial, Inc. 111,106
51,234 MGIC Investment Corporation 1,272,653
765 Mid Penn Bancorp, Inc. 22,682
4,629 Midland States Bancorp, Inc. 109,892
6,939 MidWestOne Financial Group, Inc. 203,382
1,359 Moody's Corporation 620,356
4,641 Mr. Cooper Group, Inc.
a
417,133
4,190 MSCI, Inc. 2,265,784
223 MVB Financial Corporation 5,122
50,537 Nasdaq, Inc. 3,420,344
1,186 NCR Atleos Corporation
a
38,130
54 Nelnet, Inc. 6,086
957 New York Community Bancorp,
Inc. 10,068
17,463 NMI Holdings, Inc.
a
687,169
31,102 Northern Trust Corporation 2,757,192
3,876 Northfield Bancorp, Inc. 48,489
11,615 NU Holdings, Ltd./Cayman
Islands
a
140,890
16,174 OceanFirst Financial Corporation 293,882
3,575 OFG Bancorp 162,377
4,477 Old National Bancorp 89,630
2,999 Old Republic International
Corporation 103,825
7,325 Old Second Bancorp, Inc. 123,939

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Financials (6.2%) - continued
8,086 OneMain Holdings, Inc. $ 422,574
967 Orrstown Financial Services, Inc. 34,000
198 Pacific Premier Bancorp, Inc. 5,358
64 Park National Corporation 11,325
1,085 Pathward Financial, Inc. 73,281
34,155 PayPal Holdings, Inc.
a
2,246,716
893 PCB Bancorp 17,208
714 PennyMac Financial Services, Inc. 70,058
2,253 Peoples Bancorp, Inc./OH 74,957
1,146 Pinnacle Financial Partners, Inc. 110,383
23 Piper Sandler Companies 6,285
442 PNC Financial Services Group,
Inc. 80,046
1,056 Popular, Inc. 108,377
2,894 Premier Financial Corporation 73,334
5,917 Principal Financial Group, Inc. 482,295
7,504 Progressive Corporation 1,606,757
21,257 Prosperity Bancshares, Inc. 1,541,558
5,574 Provident Financial Services, Inc. 103,342
2,363 Prudential Financial, Inc. 296,131
43,306 Radian Group, Inc. 1,606,653
3,574 Regions Financial Corporation 79,950
514 Reinsurance Group of America,
Inc. 115,871
19,369 Rithm Capital Corporation 224,874
25,316 RLI Corporation 3,812,336
2,067 S&P Global, Inc. 1,001,937
1,259 Sandy Spring Bancorp, Inc. 38,563
11,697 SEI Investments Company 793,525
462 ServisFirst Bancshares, Inc. 37,071
3,441 Shore Bancshares, Inc. 49,963
248 Simmons First National
Corporation 5,339
1,416 Skyward Specialty Insurance
Group, Inc.
a
56,031
88 Southern First Bancshares, Inc.
a
3,045
456 Southern Missouri Bancorp, Inc. 26,083
1,068 Southside Bancshares, Inc. 37,369
1,114 SouthState Corporation 110,253
291 Stellar Bancorp, Inc. 7,973
4,170 StepStone Group, Inc. 209,584
495 Stifel Financial Corporation 43,892
2,130 Synovus Financial Corporation 99,578
271 Texas Capital Bancshares, Inc.
a
17,913
31,728 TPG, Inc. 1,617,811
29,996 Tradeweb Markets, Inc. 3,349,953
44,338 Triumph Financial, Inc.
a
4,022,787
816 Truist Financial Corporation 36,467
1,807 TrustCo Bank Corporation NY 64,347
4,631 Two Harbors Investment
Corporation 62,380
1,884 U.S. Bancorp 84,554
1,497 UMB Financial Corporation 152,724
1,669 United Bankshares, Inc. 64,974
1,003 United Community Banks, Inc. 31,043
2,605 Univest Financial Corporation 72,028
851 Unum Group 48,958
43,498 Valley National Bancorp 365,383
3,319 Veritex Holdings, Inc. 83,207
13,095 Virtu Financial, Inc. 357,755
6,163 Visa, Inc. 1,637,324
6,985 Voya Financial, Inc. 508,019
1,341 WaFd, Inc. 47,726
548 Walker & Dunlop, Inc. 58,581
11,152 Webster Financial Corporation 553,362
Shares Common Stock (42.3%) Value
Financials (6.2%) - continued
122,699 Wells Fargo & Company $ 7,280,959
1,511 Westamerica Bancorporation 81,534
50,051 Western Alliance Bancorp 4,027,103
16,899 Western Union Company 200,929
785 Willis Towers Watson plc 221,590
876 Wintrust Financial Corporation 94,783
427 WSFS Financial Corporation 24,121
36,564 Zions Bancorp NA 1,889,262
Total 166,127,785
Health Care (5.3%)
17,156 Abbott Laboratories 1,817,507
2,041 AbbVie, Inc. 378,238
1,987 ACELYRIN, Inc.
a
11,922
20,009 Agilent Technologies, Inc. 2,829,273
1,303 Agios Pharmaceuticals, Inc.
a
60,459
8,265 Align Technology, Inc.
a
1,916,488
10,972 Amgen, Inc. 3,647,861
17,470 AMN Healthcare Services, Inc.
a
1,181,321
5,046 Amneal Pharmaceuticals, Inc.
a
36,987
1,216 Anika Therapeutics, Inc.
a
33,136
6,211 Arcellx, Inc.
a
383,902
3,268 Argenx SE ADR
a
1,685,863
323 Arvinas, Inc.
a
8,886
6,930 Ascendis Pharma AS ADR
a
925,155
27,341 AstraZeneca plc ADR 2,164,040
125,138 Avantor, Inc.
a
3,347,442
6,230 Biogen, Inc.
a
1,328,236
27,463 Bio-Techne Corporation 2,240,706
8,171 Boston Scientific Corporation
a
603,673
3,414 Bruker Corporation 233,893
4,323 CareDx, Inc.
a
86,417
5,693 Caribou Biosciences, Inc.
a
13,208
1,237 Castle Biosciences, Inc.
a
29,849
5,044 Cencora, Inc. 1,199,867
2,120 Centene Corporation
a
163,070
5,949 Charles River Laboratories
International, Inc.
a
1,452,151
6,931 Chemed Corporation 3,951,779
8,195 Cigna Group 2,857,351
4,727 Cooper Companies, Inc.
a
441,171
636 CRISPR Therapeutics AG
a,b
36,436
12,500 Danaher Corporation 3,463,500
2,789 Definitive Healthcare Corporation
a
10,877
7,825 Denali Therapeutics, Inc.
a
190,695
18,518 Dentsply Sirona, Inc. 502,579
16,635 Dexcom, Inc.
a
1,128,186
4,565 Editas Medicine, Inc.
a
24,697
23,708 Edwards Lifesciences Corporation
a
1,494,789
34,845 Elanco Animal Health, Inc.
a
454,379
9,359 Elevance Health, Inc. 4,979,269
7,240 Eli Lilly & Company 5,822,915
1,484 Embecta Corporation 23,254
441 Enanta Pharmaceuticals, Inc.
a
6,509
27,465 Encompass Health Corporation 2,552,597
5,415 Erasca, Inc.
a
17,057
433 Exelixis, Inc.
a
10,154
5,352 Fate Therapeutics, Inc.
a
28,526
47,652 Gilead Sciences, Inc. 3,624,411
30,076 Globus Medical, Inc.
a
2,164,269
7,276 GoodRx Holdings, Inc.
a
65,848
2,409 Guardant Health, Inc.
a
84,628
28,912 Haemonetics Corporation
a
2,603,526
15,192 Halozyme Therapeutics, Inc.
a
839,510
16,259 HealthEquity, Inc.
a
1,276,006

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Health Care (5.3%) - continued
6,308 Humana, Inc. $ 2,281,036
4,955 ICON plc
a
1,627,420
3,345 IDEXX Laboratories, Inc.
a
1,592,621
1,507 Illumina, Inc.
a
184,758
17,990 Immunocore Holdings plc ADR
a
714,203
4,541 Inspire Medical Systems, Inc.
a
640,508
442 Integra LifeSciences Holdings
Corporation
a
10,966
1,614 Intellia Therapeutics, Inc.
a
42,303
6,071 Intuitive Surgical, Inc.
a
2,699,227
1,494 IQVIA Holding, Inc.
a
367,868
38,234 Johnson & Johnson 6,035,237
555 Kymera Therapeutics, Inc.
a
25,641
18,458 Labcorp Holdings, Inc. 3,976,592
11,853 Legend Biotech Corporation ADR
a
668,391
62 Ligand Pharmaceuticals, Inc.
a
6,757
891 LivaNova plc
a
44,015
29 Medpace Holdings, Inc.
a
11,093
31,136 Medtronic plc 2,500,844
52,832 Merck & Company, Inc. 5,976,884
263 Mettler-Toledo International, Inc.
a
400,031
4,241 Molina Healthcare, Inc.
a
1,447,326
2,012 Myriad Genetics, Inc.
a
56,276
10,362 Natera, Inc.
a
1,060,965
1,597 Neurocrine Biosciences, Inc.
a
226,087
1,942 Novocure, Ltd.
a
44,219
5,960 Nuvation Bio, Inc.
a
22,827
154,479 Option Care Health, Inc.
a
4,586,482
80,051 Paragon 28, Inc.
a
623,597
14,139 Penumbra, Inc.
a
2,362,486
13,435 Pfizer, Inc. 410,305
944 Prestige Consumer Healthcare,
Inc.
a
66,845
3,304 Prime Medicine, Inc.
a,b
18,535
26,763 Progyny, Inc.
a
754,717
2,527 Prothena Corporation plc
a
58,829
722 QIAGEN NV 32,122
1,011 Quest Diagnostics, Inc. 143,865
2,873 RAPT Therapeutics, Inc.
a
9,021
3,298 Recursion Pharmaceuticals, Inc.
a,b
27,044
6,386 Relay Therapeutics, Inc.
a
52,493
29,581 Repligen Corporation
a
4,950,380
4,002 Rocket Pharmaceuticals, Inc.
a
96,848
22,617 Royalty Pharma plc 637,121
1,902 Sage Therapeutics, Inc.
a
20,827
1,581 Sagimet Biosciences, Inc.
a,b
5,312
30,727 Sanofi SA ADR 1,591,966
12,594 Sarepta Therapeutics, Inc.
a
1,791,371
82,093 scPharmaceuticals, Inc.
a
412,928
108,375 Stevanato Group SPA 2,241,195
3,809 Stryker Corporation 1,247,257
1,101 Teleflex, Inc. 243,233
1,273 Tenet Healthcare Corporation
a
190,568
3,222 Thermo Fisher Scientific, Inc. 1,976,181
35,315 Twist Bioscience Corporation
a
1,970,930
1,660 UnitedHealth Group, Inc. 956,426
9,240 Veeva Systems, Inc.
a
1,773,433
29,322 Vericel Corporation
a
1,481,347
4,082 Vertex Pharmaceuticals, Inc.
a
2,023,529
88,761 Viemed Healthcare, Inc.
a
639,967
1,690 West Pharmaceutical Services,
Inc. 517,427
2,288 Xenon Pharmaceuticals, Inc.
a
98,681
1,471 Zentalis Pharmaceuticals, Inc.
a
5,722
27,544 Zimmer Biomet Holdings, Inc. 3,067,024
Shares Common Stock (42.3%) Value
Health Care (5.3%) - continued
20,464 Zoetis, Inc. $ 3,684,339
Total 139,868,916
Industrials (6.6%)
4,145 A.O. Smith Corporation 352,491
11,279 AAR Corporation
a
728,623
2,619 ABM Industries, Inc. 145,512
292 Acuity Brands, Inc. 73,394
27,126 Advanced Drainage Systems, Inc. 4,802,387
19,471 AECOM 1,764,267
49,785 Air Lease Corporation 2,470,332
4,725 Alight, Inc.
a
35,768
1,840 Allison Transmission Holdings, Inc. 163,006
10,165 AMETEK, Inc. 1,763,424
1,552 Applied Industrial Technologies,
Inc. 338,631
1,811 Arcosa, Inc. 168,260
5,310 Armstrong World Industries, Inc. 697,734
10,797 Atmus Filtration Technologies, Inc.
a
332,979
6,615 Automatic Data Processing, Inc. 1,737,231
3,421 Axon Enterprise, Inc.
a
1,026,334
19,058 AZEK Company, Inc.
a
855,514
968 AZZ, Inc. 77,401
122,270 Badger Infrastructure Solutions,
Ltd. 3,453,830
12,736 Beacon Roofing Supply, Inc.
a
1,309,261
8,479 Brady Corporation 607,181
35,967 BWX Technologies, Inc. 3,578,357
2,263 Carlisle Companies, Inc. 947,247
14,671 Casella Waste Systems, Inc.
a
1,519,329
9,700 Caterpillar, Inc. 3,358,140
21,067 CECO Environmental Corporation
a
615,156
5,565 Clean Harbors, Inc.
a
1,328,532
244,170 CNH Industrial NV 2,600,411
1,075 CSW Industrials, Inc. 348,751
138,322 CSX Corporation 4,855,102
2,176 Cummins, Inc. 634,957
361 Curtiss-Wright Corporation 106,387
28,107 Dayforce, Inc.
a,b
1,666,183
56,010 Delta Air Lines, Inc. 2,409,550
2,317 DNOW, Inc.
a
35,589
4,643 Donaldson Company, Inc. 347,389
33 Dover Corporation 6,081
4,383 EMCOR Group, Inc. 1,645,554
97 ESCO Technologies, Inc. 11,927
145,726 ExlService Holdings, Inc.
a
5,138,299
9,715 Expeditors International of
Washington, Inc. 1,212,626
106,309 Fastenal Company 7,521,362
11,580 Ferguson Enterprises, Inc. 2,578,287
90,184 Flowserve Corporation 4,558,801
60,255 Fluor Corporation
a
2,898,265
3,678 Gates Industrial Corporation plc
a
68,374
10,880 General Dynamics Corporation 3,249,965
956 Gibraltar Industries, Inc.
a
71,002
7,306 Graco, Inc. 621,375
674 Griffon Corporation 48,568
52,253 Helios Technologies, Inc. 2,401,025
432 Herc Holdings, Inc. 67,323
15,444 Honeywell International, Inc. 3,162,159
82,579 Howmet Aerospace, Inc. 7,902,810
580 Huntington Ingalls Industries, Inc. 162,388
7,899 IDEX Corporation 1,646,784
11,384 Ingersoll Rand, Inc. 1,142,954
1,829 Interface, Inc. 31,605

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Industrials (6.6%) - continued
3,123 ITT Corporation $ 441,780
15,681 Jacobs Solutions, Inc. 2,294,914
200,456 Janus International Group, Inc.
a
2,890,576
14,356 JB Hunt Transport Services, Inc. 2,485,741
2,463 Kirby Corporation
a
302,653
33,124 Knight-Swift Transportation
Holdings, Inc. 1,802,939
28,839 Korn Ferry 2,126,011
3,664 Kratos Defense & Security
Solutions, Inc.
a
82,587
12,574 L3Harris Technologies, Inc. 2,852,915
11,274 Landstar System, Inc. 2,144,878
5,809 Leidos Holdings, Inc. 838,820
5,762 Lincoln Electric Holdings, Inc. 1,183,572
5,159 Masco Corporation 401,628
138,944 Masterbrand, Inc.
a
2,507,939
955 Matson, Inc. 126,738
20,181 Maximus, Inc. 1,874,613
13,877 Miller Industries, Inc. 942,803
8,047 Moog, Inc. 1,578,017
11,737 Mueller Water Products, Inc. 242,721
4,467 Northrop Grumman Corporation 2,163,457
24,196 nVent Electric plc 1,757,355
15,330 Old Dominion Freight Line, Inc. 3,222,059
4,839 Oshkosh Corporation 525,757
1,876 Otis Worldwide Corporation 177,282
11,802 Owens Corning, Inc. 2,199,657
2,082 PACCAR, Inc. 205,410
2,241 Parker-Hannifin Corporation 1,257,560
16,618 Pentair plc 1,460,224
6,410 Quanta Services, Inc. 1,701,086
8,913 Regal Rexnord Corporation 1,432,141
973 Republic Services, Inc. 189,073
1,882 Resideo Technologies, Inc.
a
42,759
25,958 Robert Half, Inc. 1,666,244
8,977 Rockwell Automation, Inc. 2,501,441
1,351 Rush Enterprises, Inc. 68,915
4,967 Saia, Inc.
a
2,075,461
76,004 Schneider National, Inc. 2,045,268
618 Sensata Technologies Holding plc 24,096
10,996 Simpson Manufacturing Company,
Inc. 2,112,222
3,422 SkyWest, Inc.
a
273,555
7,007 SS&C Technologies Holdings, Inc. 511,161
17,389 Tennant Company 1,872,621
2,283 Terex Corporation 144,423
47,060 Timken Company 4,091,867
7,392 Trane Technologies plc 2,470,998
428 TransDigm Group, Inc. 553,926
18,489 TransUnion 1,668,817
40,063 Uber Technologies, Inc.
a
2,582,862
56 UniFirst Corporation/MA 10,894
890 Union Pacific Corporation 219,590
33,270 United Parcel Service, Inc. 4,337,410
4,405 United Rentals, Inc. 3,335,026
3,488 Upwork, Inc.
a
42,275
3,636 Verra Mobility Corporation
a
109,553
191 Viad Corporation
a
6,351
965 Wabtec Corporation 155,510
7,068 Waste Connections, Inc. 1,256,478
580 Waste Management, Inc. 117,543
3,100 Watsco, Inc. 1,517,419
45,514 WNS Holdings, Ltd.
a
2,711,724
Total 175,341,489
Shares Common Stock (42.3%) Value
Information Technology (9.1%)
3,087 Adobe, Inc.
a
$ 1,702,944
24,490 Advanced Micro Devices, Inc.
a
3,538,315
13,396 Agilysys, Inc.
a
1,501,558
1,665 Ambarella, Inc.
a
87,646
57,013 Amphenol Corporation 3,663,655
116,101 Apple, Inc. 25,783,710
17,174 Applied Materials, Inc. 3,644,323
8,236 AppLovin Corporation
a
634,996
5,990 Arista Networks, Inc.
a
2,075,834
23,361 ASGN, Inc.
a
2,211,586
846 Atlassian Corporation
a
149,378
11,825 Autodesk, Inc.
a
2,926,924
29,942 Broadcom, Inc. 4,811,081
7,957 CCC Intelligent Solutions Holdings,
Inc.
a
81,639
11,258 CDW Corporation 2,455,482
43,049 Ciena Corporation
a
2,270,404
103,582 Cisco Systems, Inc. 5,018,548
3,436 Clearwater Analytics Holdings,
Inc.
a
67,174
1,976 Coherent Corporation
a
137,688
33,129 Cohu, Inc.
a
1,059,797
1,942 CommScope Holding Company,
Inc.
a
5,030
2,768 CommVault Systems, Inc.
a
423,089
475 Consensus Cloud Solutions, Inc.
a
10,117
12,830 Crane NXT Company 806,750
2,299 Credo Technology Group Holding,
Ltd.
a
63,797
8,483 CyberArk Software, Ltd.
a
2,174,872
11,868 Datadog, Inc.
a
1,381,910
18,375 Descartes Systems Group, Inc.
a
1,867,819
28,134 DocuSign, Inc.
a
1,560,874
227 Dolby Laboratories, Inc. 17,878
23,046 Dynatrace Holdings, LLC
a
1,012,180
265 Elastic NV
a
29,063
14,218 Enphase Energy, Inc.
a
1,636,634
1,895 F5, Inc.
a
385,898
16,178 Fabrinet
a
3,568,220
7,597 Flex, Ltd.
a
244,244
7,709 FormFactor, Inc.
a
412,894
26,457 Fortinet, Inc.
a
1,535,564
3,376 Gartner, Inc.
a
1,692,017
7,189 Gilat Satellite Networks, Ltd.
a
32,710
39,992 Gitlab, Inc.
a
2,048,790
6,236 Globant SA
a
1,214,212
9,385 GoDaddy, Inc.
a
1,365,048
45,910 Guidewire Software, Inc.
a
6,889,714
2,670 Hewlett Packard Enterprise
Company 53,160
3,106 HubSpot, Inc.
a
1,543,775
3,927 Insight Enterprises, Inc.
a
881,611
34,770 International Business Machines
Corporation 6,680,708
816 IPG Photonics Corporation
a
65,606
1,314 Itron, Inc.
a
135,920
91,940 JFrog, Ltd.
a
3,545,206
3,169 Keysight Technologies, Inc.
a
442,297
1,625 KLA Corporation 1,337,489
2,511 Kyndryl Holdings, Inc.
a
67,471
2,241 Lam Research Corporation 2,064,499
60,744 Lattice Semiconductor
Corporation
a
3,219,432
10,938 Littelfuse, Inc. 2,921,649
20,096 Marvell Technology, Inc. 1,346,030
69,894 Microsoft Corporation 29,240,155

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Information Technology (9.1%) - continued
2,245 MKS Instruments, Inc. $ 282,645
10,732 MongoDB, Inc.
a
2,708,327
2,844 Monolithic Power Systems, Inc. 2,454,628
4,404 Motorola Solutions, Inc. 1,756,844
1,158 nCino, Inc.
a
37,936
7,023 NetApp, Inc. 891,781
5,227 Nova, Ltd., Class S
a
1,079,219
225,676 NVIDIA Corporation 26,408,606
1,986 Okta, Inc.
a
186,565
12,875 ON Semiconductor Corporation
a
1,007,469
13,875 Onto Innovation, Inc.
a
2,654,287
156 OSI Systems, Inc.
a
23,085
4,664 Palo Alto Networks, Inc.
a
1,514,541
26,726 PDF Solutions, Inc.
a
937,815
17,392 Plexus Corporation
a
2,229,133
377 Procore Technologies, Inc.
a
26,778
10,576 PTC, Inc.
a
1,880,942
5,079 Q2 Holdings, Inc.
a
342,680
11,497 Qorvo, Inc.
a
1,377,341
48,089 QUALCOMM, Inc. 8,701,705
17,264 Salesforce, Inc. 4,467,923
84,558 Samsung Electronics Company,
Ltd. 5,214,039
6,973 ServiceNow, Inc.
a
5,678,741
9,708 Silicon Laboratories, Inc.
a
1,166,222
5,522 SolarWinds Corporation 65,877
2,740 Synopsys, Inc.
a
1,529,797
15,594 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 2,585,485
3,235 TD SYNNEX Corporation 385,515
2,873 TE Connectivity, Ltd. 443,390
400 Teledyne Technologies, Inc.
a
168,744
1,607 Tenable Holdings, Inc.
a
73,793
79,760 Trimble, Inc.
a
4,350,110
163,684 TTM Technologies, Inc.
a
3,172,196
3,173 Tyler Technologies, Inc.
a
1,802,613
4,359 Unisys Corporation
a
20,749
1,689 Unity Software, Inc.
a
27,632
3,333 Universal Display Corporation 741,992
74,688 Varonis Systems, Inc.
a
4,117,549
5,678 VeriSign, Inc.
a
1,061,843
1,487 Viavi Solutions, Inc.
a
11,955
8,018 Vontier Corporation 314,546
17,258 Workiva, Inc.
a
1,273,123
962 Xerox Holdings Corporation 10,356
Total 242,933,531
Materials (1.6%)
8,107 Albemarle Corporation 759,383
27,019 Alcoa Corporation 892,708
583 AptarGroup, Inc. 85,689
292 Avery Dennison Corporation 63,314
3,783 Avient Corporation 171,143
18,363 Axalta Coating Systems, Ltd.
a
654,641
14,595 Ball Corporation 931,599
627 Berry Plastics Group, Inc. 41,206
8,172 Celanese Corporation 1,153,478
36,836 CF Industries Holdings, Inc. 2,813,902
13,995 Chemours Company 338,259
26,659 Corteva, Inc. 1,495,570
3,555 DuPont de Nemours, Inc. 297,554
2,928 Eagle Materials, Inc. 797,294
34,119 Eastman Chemical Company 3,525,516
10,342 Ecolab, Inc. 2,385,796
Shares Common Stock (42.3%) Value
Materials (1.6%) - continued
11,847 Element Solutions, Inc. $ 319,277
14,352 Greif, Inc. 956,991
1,394 Huntsman Corporation 33,358
31,297 Ingevity Corporation
a
1,436,219
2,577 Innospec, Inc. 337,948
291 International Flavors & Fragrances,
Inc. 28,949
97,377 Ivanhoe Mines, Ltd.
a
1,273,063
1,995 Kaiser Aluminum Corporation 156,987
4,996 Knife River Corporation
a
397,282
853 Koppers Holdings, Inc. 34,726
4,260 Linde plc 1,931,910
7,818 Louisiana-Pacific Corporation 767,415
407 LyondellBasell Industries NV 40,480
3,056 Martin Marietta Materials, Inc. 1,813,278
2,061 Minerals Technologies, Inc. 161,541
12,286 Mosaic Company 365,754
27,792 Nucor Corporation 4,528,428
3,865 O-I Glass, Inc.
a
51,636
2,140 Orion SA 52,687
59 Packaging Corporation of America 11,792
1,101 PPG Industries, Inc. 139,805
2,211 Radius Recycling, Inc. 40,063
76,636 Ranpak Holdings Corporation
a
553,312
9,091 RPM International, Inc. 1,104,193
1,733 Sealed Air Corporation 65,941
636 Sensient Technologies Corporation 49,640
20,627 Steel Dynamics, Inc. 2,747,929
27,112 Summit Materials, Inc.
a
1,132,739
2,704 SunCoke Energy, Inc. 31,637
8,683 Trinseo plc 25,094
123,397 Tronox Holdings plc 1,994,096
16,397 United States Lime & Minerals, Inc. 1,394,565
6,358 United States Steel Corporation 261,250
2,195 Vulcan Materials Company 602,549
15,517 West Fraser Timber Company, Ltd. 1,376,203
Total 42,625,789
Real Estate (1.7%)
2,866 Acadia Realty Trust 62,020
44,215 Agree Realty Corporation 3,049,509
12,557 Alexandria Real Estate Equities,
Inc. 1,472,810
12,767 AvalonBay Communities, Inc. 2,616,214
2,179 Brixmor Property Group, Inc. 55,499
28,655 CBRE Group, Inc.
a
3,229,705
24,630 Compass, Inc.
a
108,126
18,946 CoStar Group, Inc.
a
1,478,167
25,405 Crown Castle, Inc. 2,796,582
146,206 Cushman and Wakefield plc
a
1,916,761
1,383 DiamondRock Hospitality
Company 11,382
13,699 Douglas Elliman, Inc.
a
28,220
8,767 EastGroup Properties, Inc. 1,639,341
11,659 EPR Properties 524,655
2,295 Equinix, Inc. 1,813,601
36,088 Equity Commonwealth
a
735,113
98,297 Essential Properties Realty Trust,
Inc. 2,908,608
982 Essex Property Trust, Inc. 273,349
5,692 Extra Space Storage, Inc. 908,557
3,490 First Industrial Realty Trust, Inc. 190,973
11,904 Four Corners Property Trust, Inc. 323,075
6,429 Getty Realty Corporation 190,427
124,131 Healthcare Realty Trust, Inc. 2,195,877

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Real Estate (1.7%) - continued
1,805 Howard Hughes Holdings, Inc.
a
$ 133,877
2,798 Independence Realty Trust, Inc. 52,183
5,015 Industrial Logistics Properties Trust 25,777
18,325 Invitation Homes, Inc. 646,323
17,037 LXP Industrial Trust 175,481
15,157 Medical Properties Trust, Inc. 72,905
80,649 National Storage Affiliates Trust 3,433,228
12,747 NetSTREIT Corporation 209,943
8,474 Pebblebrook Hotel Trust 116,009
25,579 Phillips Edison and Company, Inc. 897,823
2,909 Plymouth Industrial REIT, Inc. 69,583
1,089 RE/MAX Holdings, Inc. 10,509
5,153 Retail Opportunity Investments
Corporation 77,037
788 RMR Group, Inc. 20,441
14,114 SBA Communications Corporation 3,098,588
33,709 STAG Industrial, Inc. 1,375,664
4,106 Sun Communities, Inc. 520,353
11,649 Tanger, Inc. 336,656
51,687 Terreno Realty Corporation 3,535,908
17,511 UDR, Inc. 701,666
6,780 Zillow Group, Inc., Class A
a
321,372
2,439 Zillow Group, Inc., Class C
a
118,779
Total 44,478,676
Utilities (1.1%)
29,122 Alliant Energy Corporation 1,620,931
8,301 American Water Works Company,
Inc. 1,181,730
50,415 CenterPoint Energy, Inc. 1,399,016
18,721 Clearway Energy, Inc., Class A 461,098
13,474 Clearway Energy, Inc., Class C 359,486
12,396 Constellation Energy Corporation 2,352,761
30,729 Duke Energy Corporation 3,357,758
26,618 Entergy Corporation 3,086,889
42,472 Evergy, Inc. 2,463,376
6,600 Eversource Energy 428,406
7,289 Hawaiian Electric Industries, Inc. 120,706
16,181 NextEra Energy Partners, LP
b
413,425
55,466 NiSource, Inc. 1,733,312
9,177 Northwestern Energy Group, Inc. 493,447
7,719 PNM Resources, Inc. 320,956
26,278 Portland General Electric
Company 1,245,052
36,928 Public Service Enterprise Group,
Inc. 2,945,747
12,562 Spire, Inc. 836,504
53,397 UGI Corporation 1,323,178
21,515 Vistra Energy Corporation 1,704,418
48,548 Xcel Energy, Inc. 2,829,377
Total 30,677,573
Total Common Stock
(cost $863,857,867) 1,127,072,903
Shares
Registered Investment
Companies ( 38.2% ) Value
U.S. Affiliated  (37.6%)
5,335,367 Thrivent Core Emerging Markets
Equity Fund 50,952,755
7,325,975 Thrivent Core International Equity
Fund 80,439,203
160,554 Thrivent Core Low Volatility Equity
Fund 1,868,848
6,273,651 Thrivent Core Mid Cap Value Fund 71,394,151
Shares
Registered Investment
Companies (38.2%) Value
U.S. Affiliated  (37.6%)- continued
2,708,118 Thrivent Core Small Cap Value
Fund $ 31,468,336
2,112,843 Thrivent Global Stock Fund, Class
S 61,842,909
14,985,132 Thrivent International Allocation
Fund, Class S 165,435,858
10,409,904 Thrivent Large Cap Growth Fund,
Class S 217,983,391
4,069,694 Thrivent Large Cap Value Fund,
Class S 124,573,340
3,554,791 Thrivent Mid Cap Stock Fund,
Class S 132,949,195
1,863,368 Thrivent Small Cap Stock Fund,
Class S 62,161,970
Total 1,001,069,956
U.S. Unaffiliated  (0.6%)
2,196 Invesco QQQ Trust Series 1 1,034,470
18,655 SPDR S&P 500 ETF Trust 10,275,360
31,394 SPDR S&P Biotech ETF 3,109,890
2,106 SPDR S&P Oil & Gas Exploration
ETF 308,297
Total 14,728,017
Total Registered Investment
Companies (cost $689,605,958) 1,015,797,973
Principal
Amount Long-Term Fixed Income ( 4.3% ) Value
Commercial Mortgage-Backed Securities
(<0.1%)
BANK5 2024-5YR8
$ 100,000
6.378%,  8/15/2057, Ser.
2024-5YR8, Class AS
c,d
103,715
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
175,000
5.180%,  3/25/2029, Ser.
K520, Class A2
d
180,073
200,000
3.500%,  7/25/2032, Ser.
K148, Class A2
d,e
187,487
Total 471,275
Mortgage-Backed Securities (2.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
570,808 2.000%,  5/1/2051 466,084
898,149 2.500%,  5/1/2051 764,089
797,596 3.500%,  5/1/2052 729,116
622,833 4.000%,  5/1/2052 588,659
188,586 5.000%,  7/1/2053 186,794
1,453,190 5.500%,  7/1/2053 1,462,420
891,497 5.000%,  8/1/2053 886,524
1,935,311 5.500%,  9/1/2053 1,955,813
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
193,648 2.500%,  7/1/2030 184,044
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
541,461 3.000%,  8/1/2038 509,969

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (4.3%) Value
Mortgage-Backed Securities (2.4%) - continued
$ 683,688 3.500%,  5/1/2040 $ 648,904
461,683 2.500%,  4/1/2042 405,639
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
849,280 3.000%,  1/1/2052 747,045
209,124 2.000%,  2/1/2051 170,775
118,868 2.000%,  2/1/2051 97,070
664,891 2.500%,  2/1/2051 565,003
517,962 2.500%,  2/1/2051 438,066
1,364,404 2.000%,  3/1/2051 1,102,177
1,828,192 4.000%,  3/1/2051 1,739,205
277,175 2.000%,  3/1/2052 226,224
887,507 3.000%,  3/1/2052 776,716
516,162 3.000%,  4/1/2051 454,784
566,310 3.000%,  5/1/2050 503,174
243,426 2.000%,  5/1/2051 197,688
430,568 3.000%,  5/1/2051 383,916
1,156,032 2.000%,  6/1/2050 942,449
360,506 3.000%,  6/1/2050 322,576
425,712 4.000%,  6/1/2052 399,531
145,189 5.000%,  6/1/2053 144,154
723,986 2.500%,  7/1/2051 619,604
553,729 3.500%,  7/1/2051 510,913
1,168,350 4.000%,  7/1/2052 1,096,560
600,835 3.500%,  8/1/2050 554,313
815,251 3.500%,  8/1/2052 740,713
3,609,179 4.500%,  8/1/2052 3,489,686
1,175,648 5.000%,  8/1/2053 1,167,270
210,436 3.500%,  9/1/2052 192,528
402,106 3.500%,  9/1/2052 367,886
976,099 5.000%,  9/1/2052 962,600
1,075,142 4.500%,  9/1/2053 1,043,080
2,950,391 4.500%,  9/1/2053 2,847,068
1,064,647 4.000%,  10/1/2052 1,002,578
238,249 2.000%,  11/1/2051 194,090
308,730 3.500%,  11/1/2052 282,551
1,002,989 2.000%,  12/1/2050 816,032
834,705 2.500%,  12/1/2051 707,954
1,211,553 4.500%,  12/1/2052 1,176,683
6,000,000 6.000%,  8/1/2041
c
6,085,083
9,725,000 5.500%,  8/1/2042
c
9,739,892
2,925,000 4.500%,  8/1/2048
c
2,817,419
4,200,000 5.000%,  8/1/2048 4,135,794
4,900,000 3.000%,  8/1/2049
c
4,275,438
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
477,994 2.500%,  3/1/2062 386,200
322,776 3.500%,  7/1/2061 288,040
539,151 4.000%,  12/1/2061 499,167
Total 63,997,750
U.S. Government & Agencies (1.9%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,132,656
3,850,000 4.000%,  11/15/2052 3,621,707
190,000 5.250%,  11/15/2028 199,930
3,240,000 1.375%,  11/15/2040 2,123,339
2,291,000 2.500%,  5/15/2046 1,665,092
U.S. Treasury Notes
1,930,000 2.125%,  11/30/2024 1,910,398
1,000,000 5.000%,  9/30/2025 1,003,711
540,000 2.625%,  1/31/2026 525,635
Principal
Amount Long-Term Fixed Income (4.3%) Value
U.S. Government & Agencies (1.9%) -
continued
$ 4,295,000 2.500%,  2/28/2026 $ 4,168,331
5,700,000 4.625%,  2/28/2026 5,714,695
2,400,000 4.500%,  3/31/2026 2,403,469
1,490,000 2.250%,  11/15/2027 1,408,283
200,000 0.750%,  1/31/2028 178,875
900,000 3.500%,  1/31/2028 884,918
2,400,000 3.625%,  3/31/2028 2,369,531
4,500,000 2.875%,  5/15/2028 4,321,934
3,000,000 4.125%,  7/31/2028 3,015,586
3,700,000 4.375%,  8/31/2028 3,755,211
2,400,000 4.125%,  3/31/2029 2,418,187
125,000 0.875%,  11/15/2030 103,804
70,000 1.375%,  11/15/2031 58,521
4,800,000 2.875%,  5/15/2032 4,439,250
4,000,000 3.375%,  5/15/2033 3,804,688
Total 51,227,751
Total Long-Term Fixed Income
(cost $118,610,083) 115,696,776
Shares Private Equity Funds ( 0.8% ) Value
Secondary (0.8%)
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,f
1,589,956
1 ASF IX, LP
*,a,f
2,870,535
1 ASF VIII Sidecar (Cayman), LP
*,a,f
116,515
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,f
1,573,968
1 LCP X (Offshore), LP
*,a,f
14,401,769
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,f
705,442
Total 21,258,185
Total Private Equity Funds
(cost $14,540,056) 21,258,185
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
1,741,300 Thrivent Cash Management Trust 1,741,300
Total Collateral Held for
Securities Loaned
(cost $1,741,300) 1,741,300
Shares or
Principal
Amount Short-Term Investments ( 14.9% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.210%, 9/23/2020
g,h
99,213
2,400,000 5.250%, 8/7/2024
g,h
2,397,548
4,700,000 5.245%, 8/16/2024
g,h
4,689,023
8,100,000 5.247%, 8/21/2024
g,h
8,075,170
100,000 5.260%, 8/23/2024
g,h
99,664
3,700,000 5.225%, 9/17/2024
g,h
3,674,125
14,200,000 5.235%, 9/18/2024
g,h
14,098,626
1,000,000 5.170%, 10/9/2024
g,h
990,044
100,000 5.200%, 10/16/2024
g,h
98,905
1,500,000 5.195%, 10/18/2024
g,h
1,483,147
1,200,000 5.215%, 10/30/2024
g,h
1,184,469

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (14.9%) Value
Thrivent Core Short-Term Reserve
Fund
35,981,376 5.600% $ 359,813,758
Total Short-Term Investments
(cost $396,635,565) 396,703,692
Total Investments (cost
$2,084,990,829) 100.6% $2,678,270,829
Other Assets and Liabilities, Net
(0.6%) (15,628,724)
Total Net Assets 100.0% $2,662,642,105
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as of
July 31, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e All or a portion of the security is insured or guaranteed.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Aggressive Allocation Fund as of July 31, 2024 was
$21,258,185 or 0.80% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ –
ASF IX, LP  3/18/2024 1,768,577
ASF VIII Sidecar (Cayman), LP  6/28/2024 –
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 1,036,000
LCP X (Offshore), LP  10/25/2023 11,735,479
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of July 31, 2024:
Securities Lending Transactions
Common Stock $ 1,821,116
Total lending $1,821,116
Gross amount payable upon return of
collateral for securities loaned $1,741,300
Net amounts due to counterparty $(79,816)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 64,476,195 64,476,195 – –
Consumer Discretionary 117,003,718 117,003,718 – –
Consumer Staples 53,623,109 53,623,109 – –
Energy 49,916,122 49,916,122 – –
Financials 166,127,785 166,127,785 – –
Health Care 139,868,916 139,868,916 – –
Industrials 175,341,489 171,887,659 3,453,830 –
Information Technology 242,933,531 237,719,492 5,214,039 –
Materials 42,625,789 41,352,726 1,273,063 –
Real Estate 44,478,676 44,478,676 – –
Utilities 30,677,573 30,677,573 – –
Registered Investment Companies
U.S. Affiliated 764,946,663 764,946,663 – –
U.S. Unaffiliated 14,728,017 14,728,017 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 471,275 – 471,275 –
Mortgage-Backed Securities 63,997,750 – 63,997,750 –
U.S. Government & Agencies 51,227,751 – 51,227,751 –
Private Equity Funds
Secondary 21,258,185 – – 21,258,185
Short-Term Investments 36,889,934 – 36,889,934 –
Subtotal Investments in Securities $2,080,592,478 $1,896,806,651 $162,527,642 $21,258,185
Other Investments  * Total
Affiliated Short-Term Investments 359,813,758
U.S. Affiliated Registered Investment Cos. 236,123,293
Collateral Held for Securities Loaned 1,741,300
Subtotal Other Investments $597,678,351
Total Investments at Value $2,678,270,829
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,472,653 7,472,653 – –
Total Asset Derivatives $7,472,653 $7,472,653 $– $–
Liability Derivatives
Futures Contracts 18,033,946 17,935,427 98,519 –
Total Liability Derivatives $18,033,946 $17,935,427 $98,519 $–

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Fund's futures contracts held as of July 31, 2024. Investments and/or cash totaling
$36,889,934 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 43 September 2024 $ 8,755,316 $ 75,474
CBOT 5-Yr. U.S. Treasury Note 15 September 2024 1,587,695 30,664
CME E-mini Russell 2000 Index 13 September 2024 1,332,066 145,384
CME E-mini S&P 500 Index 2,054 September 2024 565,195,474 5,611,126
CME E-mini S&P Mid-Cap 400 Index 3 September 2024 895,305 40,725
CME Ultra Long Term U.S. Treasury Bond 4 September 2024 495,853 16,022
ICE mini MSCI EAFE Index 476 September 2024 55,321,602 1,553,258
Total Futures Long Contracts $ 633,583,311 $ 7,472,653
CME E-mini Russell 2000 Index (606) September 2024 ( $ 62,489,109) ( $ 6,382,791)
CME E-mini S&P Mid-Cap 400 Index (643) September 2024 (189,599,445) (11,022,985)
CME Euro Foreign Exchange Currency (178) September 2024 (23,999,443) (141,807)
Eurex Euro STOXX 50 Index (441) September 2024 (23,297,390) (98,519)
ICE US mini MSCI Emerging Markets Index (411) September 2024 (22,186,295) (346,780)
Ultra 10-Yr. U.S. Treasury Note (13) September 2024 (1,461,452) (41,064)
Total Futures Short Contracts ( $ 323,033,134) ($18,033,946)
Total Futures Contracts $ 310,550,177 ($10,561,293)

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $41,719 $ 1,501 $– $50,953 5,335 1.9%
Core International Equity 53,222 15,090 – 80,439 7,326 3.0
Core Low Volatility Equity 38,138 3,280 39,600 1,869 161 0.1
Core Mid Cap Value 56,869 1,193 – 71,394 6,274 2.7
Core Small Cap Value 22,690 419 – 31,468 2,708 1.2
Global Stock, Class S 48,255 3,039 – 61,843 2,113 2.3
International Allocation, Class S 133,471 4,547 – 165,436 14,985 6.2
Large Cap Growth, Class S 158,981 5,356 – 217,983 10,410 8.2
Large Cap Value, Class S 99,721 3,840 – 124,573 4,070 4.7
Mid Cap Stock, Class S 103,652 1,774 – 132,949 3,555 5.0
Small Cap Stock, Class S 45,817 251 – 62,162 1,863 2.3
Total U.S. Affiliated Registered Investment
Companies 802,535 1,001,069 37.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% 297,522 351,393 289,101 359,814 35,981 13.5
Total Affiliated Short-Term Investments 297,522 359,814 13.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   326 49,791 48,376 1,741 1,741 0.1
Total Collateral Held for Securities Loaned 326 1,741 0.1
Total Value $1,100,383 $1,362,624
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $7,733 $– $1,501
Core International Equity – 12,127 – 2,090
Core Low Volatility Equity Fund 3,613 (3,562) 2,402 877
Core Mid Cap Value – 13,332 266 928
Core Small Cap Value – 8,359 – 420
Global Stock, Class S – 10,549 1,958 1,080
International Allocation, Class S – 27,418 – 4,547
Large Cap Growth, Class S – 53,646 5,357 –
Large Cap Value, Class S – 21,012 1,966 1,875
Mid Cap Stock, Class S – 27,523 1,237 537
Small Cap Stock, Class S – 16,094 – 251
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% – – – 15,654
Total Income/Non Cash Income from Affiliated Investments $29,760
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total $3,613 $194,231 $13,186

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 46.7% ) Value
Asset-Backed Securities (4.2%)
510 Asset Backed Trust
$ 201,324
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 200,072
200,682
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
a,b
201,711
187,951
5.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
186,529
720 East CLO, Ltd.
500,000
9.532%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
503,713
Affirm Asset Securitization Trust
225,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
228,716
162,027
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
162,516
250,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
251,017
Anchorage Capital CLO 21, Ltd.
250,000
7.944%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,c
250,134
Ares XL CLO, Ltd.
250,000
8.363%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
250,054
Avis Budget Rental Car Funding
AESOP, LLC
275,000
5.570%,  10/20/2028, Ser.
2024-2A, Class B
a
277,534
Barings CLO, Ltd.
400,000
8.694%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,c
402,040
Business Jet Securities, LLC
205,475
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
199,028
458,599
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
466,217
CarVal CLO I, Ltd.
275,000
7.136%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,c
275,837
CarVal CLO, Ltd.
300,000
8.982%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
301,880
Cascade Funding Mortgage Trust,
LLC
218,972
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
215,623
College Avenue Student Loans,
LLC
59,880
7.114%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,c
60,383
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
618,360
GMAC Mortgage Corporation
Loan Trust
10,922
5.964%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
5,871
Principal
Amount Long-Term Fixed Income (46.7%) Value
Asset-Backed Securities (4.2%) - continued
Hotwire Funding, LLC
$ 425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
$ 437,440
Madison Park Funding XVIII, Ltd.
650,000
7.444%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
650,506
MetroNet Infrastructure Issuer, LLC
400,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
410,176
Neuberger Berman CLO, Ltd.
350,000
8.563%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
351,014
OZLM VIII, Ltd.
300,000
7.197%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
300,252
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
300,000
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
300,889
Pagaya AI Debt Trust
104,567
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
104,911
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
389,958
Pretium Mortgage Credit Partners,
LLC
425,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,b
400,116
225,800
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,b
226,284
323,302
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,b
325,620
393,707
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,b
397,173
226,176
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
*,b
214,570
250,775
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,b
240,192
500,000
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,b
499,950
254,260
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,b
256,141
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
525,317
RCO VII Mortgage, LLC
338,789
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
339,712
Sculptor CLO, Ltd.
425,000
7.944%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,c
425,448
Silver Point CLO 2, Ltd.
500,000
7.982%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,c
503,151

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Asset-Backed Securities (4.2%) - continued
Stanwich Mortgage Loan
Company, LLC
$ 375,760
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,b
$ 373,176
Stratus Static CLO, Ltd.
500,000
7.182%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
500,268
Symphony CLO XX, Ltd.
500,000
8.286%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,c
500,004
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
252,533
Unlock HEA Trust
325,388
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
323,388
296,072
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
295,724
Upstart Securitization Trust
155,857
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
156,342
Vericrest Opportunity Loan
Transferee
179,987
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,b
171,781
205,845
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,b
197,546
357,095
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,b
331,303
204,158
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
193,438
169,790
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
170,068
304,855
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,b
280,042
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
226,959
Whitebox CLO I, Ltd.
150,000
7.057%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,c
150,162
Whitebox CLO III, Ltd.
300,000
7.763%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,c
301,260
Whitebox CLO IV, Ltd.
500,000
7.882%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,c
504,391
Wind River CLO, Ltd.
175,000
7.544%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
175,120
Total 17,459,560
Basic Materials (0.6%)
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
23,000 8.625%,  6/15/2029
a
24,180
ATI, Inc.
56,000 7.250%,  8/15/2030 58,549
Principal
Amount Long-Term Fixed Income (46.7%) Value
Basic Materials (0.6%) - continued
ATI, Inc., Convertible
$ 73,000 3.500%,  6/15/2025 $ 318,937
Cascades, Inc./Cascades USA,
Inc.
53,000 5.125%,  1/15/2026
a
52,331
Chemours Company
118,000 5.750%,  11/15/2028
a
110,389
Cleveland-Cliffs, Inc.
31,000 5.875%,  6/1/2027 30,959
75,000 4.625%,  3/1/2029
a
71,062
28,000 4.875%,  3/1/2031
a
25,555
28,000 6.250%,  10/1/2040 24,219
Consolidated Energy Finance SA
161,000 5.625%,  10/15/2028
a
128,676
Ecolab, Inc.
51,000 2.125%,  2/1/2032 43,060
First Quantum Minerals, Ltd.
34,000 6.875%,  10/15/2027
a
33,431
FMC Corporation
41,000 5.150%,  5/18/2026 41,049
FMG Resources August 2006, Pty.
Ltd.
28,000 5.875%,  4/15/2030
a
27,593
Glencore Funding, LLC
39,000 5.893%,  4/4/2054
a
38,170
57,000 4.000%,  3/27/2027
a
55,710
76,000 6.125%,  10/6/2028
a
79,019
Hecla Mining Company
30,000 7.250%,  2/15/2028 30,249
Hudbay Minerals, Inc.
47,000 4.500%,  4/1/2026
a
45,962
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
32,000 9.000%,  7/1/2028
a
32,105
INEOS Finance plc
84,000 7.500%,  4/15/2029
a
85,506
International Flavors & Fragrances,
Inc.
68,000 1.230%,  10/1/2025
a
64,928
Mercer International, Inc.
32,000 5.125%,  2/1/2029
e
27,122
Methanex Corporation
42,000 4.250%,  12/1/2024 41,662
41,000 5.125%,  10/15/2027 39,920
27,000 5.250%,  12/15/2029
e
26,277
Mineral Resources, Ltd.
44,000 9.250%,  10/1/2028
a
46,792
Mosaic Company
58,000 5.375%,  11/15/2028 59,110
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
58,000 5.350%,  3/15/2034
a
59,370
Novelis Corporation
12,000 3.250%,  11/15/2026
a
11,417
29,000 4.750%,  1/30/2030
a
27,401
25,000 3.875%,  8/15/2031
a
21,962
Nutrien, Ltd.
77,000 4.000%,  12/15/2026 75,426
OCI NV
50,000 4.625%,  10/15/2025
a
49,532
Peabody Energy Corporation,
Convertible
79,000 3.250%,  3/1/2028 103,885

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Basic Materials (0.6%) - continued
SCIL IV, LLC/SCIL USA Holdings,
LLC
$ 56,000 5.375%,  11/1/2026
a
$ 54,716
Smurfit Kappa Treasury, ULC
60,000 5.777%,  4/3/2054
a
61,193
SNF Group SACA
65,000 3.375%,  3/15/2030
a
55,927
SunCoke Energy, Inc.
67,000 4.875%,  6/30/2029
a
61,275
Taseko Mines, Ltd.
56,000 8.250%,  5/1/2030
a
57,420
Tronox, Inc.
28,000 4.625%,  3/15/2029
a,e
25,503
United States Steel Corporation
37,000 6.875%,  3/1/2029 37,226
Westlake Corporation
37,000 3.600%,  8/15/2026 36,075
Total 2,400,850
Capital Goods (1.2%)
Advanced Drainage Systems, Inc.
57,000 6.375%,  6/15/2030
a
57,382
AECOM
55,000 5.125%,  3/15/2027 54,340
Amcor Finance USA, Inc.
39,000 5.625%,  5/26/2033 40,177
Amsted Industries, Inc.
37,000 5.625%,  7/1/2027
a
36,405
35,000 4.625%,  5/15/2030
a
32,251
Array Technologies, Inc.,
Convertible
93,000 1.000%,  12/1/2028 75,443
Boeing Company
39,000 6.858%,  5/1/2054
a
41,287
118,000 5.930%,  5/1/2060 108,529
106,000 4.875%,  5/1/2025 105,251
136,000 2.196%,  2/4/2026 129,432
56,000 3.250%,  3/1/2028 52,113
18,000 5.150%,  5/1/2030 17,726
20,000 6.528%,  5/1/2034
a
20,995
Bombardier, Inc.
9,000 7.875%,  4/15/2027
a
9,014
55,000 6.000%,  2/15/2028
a
54,842
50,000 7.250%,  7/1/2031
a
51,473
79,000 7.000%,  6/1/2032
a,e
80,775
Brand Industrial Services, Inc.
62,000 10.375%,  8/1/2030
a
68,084
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
a
33,487
Camelot Return Merger Sub, Inc.
42,000 8.750%,  8/1/2028
a
41,757
Canpack SA/Canpack US, LLC
112,000 3.875%,  11/15/2029
a
100,505
Carrier Global Corporation
76,000 2.722%,  2/15/2030 68,470
Chart Industries, Inc.
86,000 7.500%,  1/1/2030
a
89,466
Chart Industries, Inc., Convertible
63,000 1.000%,  11/15/2024 172,992
Clean Harbors, Inc.
55,000 6.375%,  2/1/2031
a
55,623
Principal
Amount Long-Term Fixed Income (46.7%) Value
Capital Goods (1.2%) - continued
Clydesdale Acquisition Holdings,
Inc.
$ 9,000 6.625%,  4/15/2029
a
$ 8,967
Crown Cork & Seal Company, Inc.
61,000 7.375%,  12/15/2026 63,564
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
139,000 6.625%,  12/15/2030
a
141,609
EquipmentShare.com, Inc.
29,000 8.625%,  5/15/2032
a
30,109
ESAB Corporation
52,000 6.250%,  4/15/2029
a
52,735
Fluor Corporation, Convertible
172,000 1.125%,  8/15/2029
a
210,614
GFL Environmental, Inc.
89,000 4.000%,  8/1/2028
a
83,659
94,000 3.500%,  9/1/2028
a
87,382
Greenbrier Companies, Inc.,
Convertible
107,000 2.875%,  4/15/2028 116,196
H&E Equipment Services, Inc.
121,000 3.875%,  12/15/2028
a
110,562
Herc Holdings, Inc.
18,000 5.500%,  7/15/2027
a
17,851
46,000 6.625%,  6/15/2029
a
46,967
Honeywell International, Inc.
78,000 5.250%,  3/1/2054 77,346
Howmet Aerospace, Inc.
63,000 6.750%,  1/15/2028 66,365
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 53,812
Ingersoll Rand, Inc.
65,000 5.176%,  6/15/2029 66,186
20,000 5.700%,  8/14/2033 20,968
John Deere Capital Corporation
51,000 4.500%,  1/16/2029 51,050
37,000 4.700%,  6/10/2030 37,479
41,000 3.900%,  6/7/2032 38,787
21,000 5.150%,  9/8/2033 21,597
L3Harris Technologies, Inc.
42,000 5.400%,  1/15/2027 42,602
Lockheed Martin Corporation
53,000 5.200%,  2/15/2064 52,065
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
17,000 6.750%,  4/1/2032
a
17,248
MIWD Holdco II, LLC
70,000 5.500%,  2/1/2030
a
65,387
Mueller Water Products, Inc.
47,000 4.000%,  6/15/2029
a
43,855
Nesco Holdings II, Inc.
70,000 5.500%,  4/15/2029
a
65,151
New Enterprise Stone and Lime
Company, Inc.
115,000 5.250%,  7/15/2028
a
110,444
Northrop Grumman Corporation
77,000 5.200%,  6/1/2054 74,079
20,000 4.700%,  3/15/2033 19,776
OI European Group BV
57,000 4.750%,  2/15/2030
a
52,423
Otis Worldwide Corporation
64,000 2.056%,  4/5/2025 62,607

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Capital Goods (1.2%) - continued
Owens-Brockway Glass Container,
Inc.
$ 45,000 6.625%,  5/13/2027
a
$ 45,044
23,000 7.375%,  6/1/2032
a
22,717
Pactiv Evergreen Group
45,000 4.375%,  10/15/2028
a
42,244
Parker-Hannifin Corporation
42,000 4.250%,  9/15/2027 41,424
Patrick Industries, Inc., Convertible
65,000 1.750%,  12/1/2028 89,018
Republic Services, Inc.
37,000 3.950%,  5/15/2028 36,203
42,000 5.000%,  12/15/2033 42,218
Resideo Funding, Inc.
58,000 6.500%,  7/15/2032
a
57,997
Reworld Holding Corporation
48,000 4.875%,  12/1/2029
a
43,893
Roller Bearing Company of
America, Inc.
64,000 4.375%,  10/15/2029
a
59,744
RTX Corporation
60,000 5.750%,  1/15/2029 62,658
Sealed Air Corporation/Sealed Air
Corporation (US)
44,000 6.125%,  2/1/2028
a
44,304
Smyrna Ready Mix Concrete, LLC
77,000 8.875%,  11/15/2031
a
82,979
Spirit AeroSystems, Inc.
83,000 9.750%,  11/15/2030
a
92,503
SRM Escrow Issuer, LLC
48,000 6.000%,  11/1/2028
a
47,549
Standard Industries, Inc./NJ
28,000 4.750%,  1/15/2028
a
26,826
28,000 3.375%,  1/15/2031
a
23,953
Summit Materials, LLC/Summit
Materials Finance Corporation
22,000 7.250%,  1/15/2031
a
22,940
Textron, Inc.
56,000 3.650%,  3/15/2027 54,395
Trane Technologies Financing, Ltd.
64,000 5.100%,  6/13/2034 65,121
TransDigm, Inc.
57,000 5.500%,  11/15/2027 56,285
93,000 7.125%,  12/1/2031
a
96,524
78,000 6.625%,  3/1/2032
a
79,780
Trivium Packaging Finance
41,000 5.500%,  8/15/2026
a
40,158
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 68,461
85,000 4.000%,  7/15/2030 77,745
Veralto Corporation
38,000 5.350%,  9/18/2028
a
38,789
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 17,892
WESCO Distribution, Inc.
53,000 7.250%,  6/15/2028
a
54,311
28,000 6.375%,  3/15/2029
a
28,362
19,000 6.625%,  3/15/2032
a
19,355
Total 5,188,653
Principal
Amount Long-Term Fixed Income (46.7%) Value
Collateralized Mortgage Obligations (4.7%)
A&D Mortgage Trust
$ 483,700
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,b
$ 488,145
524,215
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
529,577
Banc of America Alternative Loan
Trust
232,297
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 204,580
Banc of America Mortgage
Securities Trust
24,084
5.111%,  9/25/2035, Ser.
2005-H, Class 2A1
c
21,241
55,278
5.240%,  9/25/2035, Ser.
2005-H, Class 3A1
c
51,363
CAFL Issuer, LLC
266,138
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
259,987
CHL Mortgage Pass-Through Trust
26,717
6.403%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
25,751
153,459
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 68,689
CHNGE Mortgage Trust
203,753
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
194,018
263,873
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,c
260,263
284,710
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
283,493
388,206
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,b
390,317
280,514
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
281,105
434,499
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
433,842
CIM Trust
420,635
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,b
420,866
Citigroup Mortgage Loan Trust,
Inc.
92,676
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 89,348
149,169
5.227%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
131,028
COLT Mortgage Loan Trust
328,765
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,b
329,593
Countrywide Home Loan
Mortgage Pass Through Trust
242,455
4.688%,  11/25/2035, Ser.
2005-22, Class 2A1
c
195,076
Credit Suisse Mortgage Trust
271,882
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
271,177
205,741
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
177,232
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
121,649
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 109,698

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
Federal Home Loan Mortgage
Corporation
$ 344,256
3.500%,  8/15/2035, Ser.
345, Class C8
f
$ 33,701
Federal Home Loan Mortgage
Corporation - REMIC
710,109
4.000%,  1/25/2051, Ser.
5249, Class LA 687,643
402,775
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 326,820
107,584
3.000%,  5/15/2027, Ser.
4046, Class GI
f
2,505
239,966
3.500%,  10/15/2032, Ser.
4119, Class KI
f
20,505
221,481
3.000%,  4/15/2033, Ser.
4203, Class DI
f
9,835
Federal National Mortgage
Association - REMIC
355,270
4.500%,  6/25/2052, Ser.
2022-43, Class MA 352,240
154,947
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
3,851
129,881
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
3,249
154,692
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
2,668
372,564
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
11,086
292,053
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
8,054
106,844
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
2,861
248,940
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
6,240
262,433
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
6,119
169,180
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
5,214
102,949
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
1,495
231,820
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
18,270
323,292
4.500%,  1/25/2046, Ser.
2022-68, Class BA 318,728
Flagstar Mortgage Trust
140,298
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
124,023
GCAT Trust
225,409
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,c
228,162
281,372
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
262,988
332,397
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,b
331,676
GMAC Mortgage Corporation
Loan Trust
94,100
3.872%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
78,706
GMACM Mortgage Loan Trust
46,882
3.653%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
40,910
Principal
Amount Long-Term Fixed Income (46.7%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
GS Mortgage-Backed Securities
Trust
$ 589,285
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
$ 581,274
Home RE, Ltd.
350,000
9.947%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
365,855
325,000
8.847%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,c
330,982
IndyMac INDA Mortgage Loan
Trust
467,897
3.826%,  8/25/2036, Ser.
2006-AR1, Class A1
c
361,302
J.P. Morgan Alternative Loan Trust
60,781
4.958%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
45,652
J.P. Morgan Mortgage Trust
190,655
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
158,978
492,028
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
482,850
72,529
5.174%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
50,896
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
356,163
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,b
303,544
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,b
507,089
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,b
202,634
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,g
499,996
Merrill Lynch Alternative Note
Asset Trust
248,532
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 89,407
MFA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
251,276
Morgan Stanley Residential
Mortgage Loan Trust
468,627
6.500%,  1/25/2054, Ser.
2024-INV2, Class A1
a,c
474,351
MortgageIT Securities Corporation
Mortgage Loan Trust
553,536
5.924%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
454,202
NYMT Loan Trust
250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
251,713
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,b
303,620
Preston Ridge Partners Mortgage
Trust, LLC
330,636
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
319,699
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,b
276,527

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
$ 285,381
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,b
$ 288,201
PRKCM Trust
392,693
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
395,943
313,742
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,b
321,856
RCKT Mortgage Trust
246,439
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,b
249,152
Residential Accredit Loans, Inc.
Trust
74,175
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 64,933
61,241
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 48,977
Residential Asset Securitization
Trust
92,421
4.980%,  1/25/2034, Ser.
2004-IP1, Class A1
c
87,117
Residential Funding Mortgage
Security I Trust
143,407
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 112,092
ROC Securities Trust Series
282,401
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
281,664
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,b
303,712
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,b
654,897
Structured Adjustable Rate
Mortgage Loan Trust
47,883
5.243%,  7/25/2035, Ser.
2005-15, Class 4A1
c
40,398
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,b
402,390
Triangle Re, Ltd.
450,000
8.747%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
458,854
TVC Mortgage Trust
300,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
302,958
Verus Securitization Trust
253,728
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
221,414
514,099
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,b
515,525
Total 19,522,031
Commercial Mortgage-Backed Securities (0.4%)
BANK5 2023-5YR1
475,000
6.411%,  4/15/2056, Ser.
2023-5YR1, Class AS
c
488,143
BBCMS Mortgage Trust
2,241,021
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
c,f
165,477
Principal
Amount Long-Term Fixed Income (46.7%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
Silver Hill Trust
$ 30,662
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
$ 29,536
Velocity Commercial Capital Loan
Trust
311,365
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,c
315,010
297,442
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,c
301,801
381,428
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,c
395,680
Total 1,695,647
Communications Services (1.4%)
AMC Networks, Inc.
14,000 10.250%,  1/15/2029
a
13,834
AMC Networks, Inc., Convertible
20,000 4.250%,  2/15/2029
a
21,060
American Tower Corporation
75,000 4.400%,  2/15/2026 74,396
40,000 1.450%,  9/15/2026 37,241
62,000 5.500%,  3/15/2028 63,339
40,000 5.800%,  11/15/2028 41,497
56,000 3.800%,  8/15/2029 53,337
AT&T, Inc.
198,000 3.550%,  9/15/2055 137,248
118,000 4.300%,  2/15/2030 115,401
40,000 5.400%,  2/15/2034 40,865
Bell Telephone Company of
Canada
83,000 5.550%,  2/15/2054 82,837
39,000 5.100%,  5/11/2033 39,126
Cable One, Inc., Convertible
54,000 1.125%,  3/15/2028 40,613
CCO Holdings, LLC/CCO Holdings
Capital Corporation
195,000 5.125%,  5/1/2027
a
189,397
48,000 5.000%,  2/1/2028
a
45,697
46,000 5.375%,  6/1/2029
a
43,004
38,000 6.375%,  9/1/2029
a
36,999
56,000 4.250%,  2/1/2031
a
47,648
203,000 4.750%,  2/1/2032
a
173,606
57,000 4.250%,  1/15/2034
a
45,029
CenterPoint Energy, Inc.,
Convertible
3,576 3.369%,  9/15/2029 141,109
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
36,000 6.150%,  11/10/2026 36,688
56,000 5.050%,  3/30/2029 54,948
63,000 6.550%,  6/1/2034 64,621
Cimpress plc
32,000 7.000%,  6/15/2026 32,006
Clear Channel Outdoor Holdings,
Inc.
14,000 7.875%,  4/1/2030
a
14,248
Clear Channel Worldwide
Holdings, Inc.
115,000 5.125%,  8/15/2027
a
111,393
Comcast Corporation
117,000 5.650%,  6/1/2054 119,304

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Communications Services (1.4%) - continued
$ 138,000 3.400%,  4/1/2030 $ 129,423
Crown Castle, Inc.
62,000 2.900%,  3/15/2027 58,965
Deutsche Telekom International
Finance BV
132,000 8.750%,  6/15/2030 156,840
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
188,000 5.875%,  8/15/2027
a
181,035
Frontier Communications
Holdings, LLC
110,000 5.875%,  10/15/2027
a
108,918
39,000 8.750%,  5/15/2030
a
40,858
28,000 8.625%,  3/15/2031
a
29,327
GCI, LLC
95,000 4.750%,  10/15/2028
a
88,188
Gray Television, Inc.
62,000 7.000%,  5/15/2027
a,e
60,011
79,000 10.500%,  7/15/2029
a
82,437
Iliad Holding SASU
41,000 6.500%,  10/15/2026
a,e
41,085
74,000 8.500%,  4/15/2031
a
77,095
Intelsat Jackson Holdings SA
72,000 6.500%,  3/15/2030
a
68,495
Lamar Media Corporation
38,000 3.625%,  1/15/2031 33,765
LCPR Senior Secured Financing
DAC
112,000 6.750%,  10/15/2027
a
104,378
Level 3 Financing, Inc.
27,212 10.500%,  4/15/2029
a,e
27,892
27,212 11.000%,  11/15/2029
a
28,808
34,000 10.500%,  5/15/2030
a,e
34,748
McGraw-Hill Education, Inc.
83,000 5.750%,  8/1/2028
a
79,941
Meta Platforms, Inc.
41,000 3.850%,  8/15/2032 38,892
News Corporation
46,000 3.875%,  5/15/2029
a
42,588
Nexstar Media, Inc.
34,000 5.625%,  7/15/2027
a
32,975
28,000 4.750%,  11/1/2028
a,e
25,762
Optics Bidco SPA
66,000 6.000%,  9/30/2034
a
62,370
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
34,000 4.625%,  3/15/2030
a
31,240
Paramount Global
99,000 6.375%,  3/30/2062
c
90,894
Playtika Holding Corporation
55,000 4.250%,  3/15/2029
a
48,868
Rogers Communications, Inc.
45,000 5.250%,  3/15/2082
a,c
43,560
59,000 5.000%,  2/15/2029 59,194
96,000 5.300%,  2/15/2034 96,218
Scripps Escrow II, Inc.
27,000 3.875%,  1/15/2029
a
17,565
Sinclair Television Group, Inc.
26,000 4.125%,  12/1/2030
a,e
18,072
Sirius XM Radio, Inc.
125,000 5.000%,  8/1/2027
a
120,954
40,000 4.000%,  7/15/2028
a
36,710
Principal
Amount Long-Term Fixed Income (46.7%) Value
Communications Services (1.4%) - continued
Sprint Capital Corporation
$ 124,000 6.875%,  11/15/2028 $ 132,947
60,000 8.750%,  3/15/2032 72,955
Take-Two Interactive Software, Inc.
51,000 5.600%,  6/12/2034 51,979
TEGNA, Inc.
28,000 4.750%,  3/15/2026
a
27,569
87,000 4.625%,  3/15/2028 79,817
Telecom Italia Capital SA
4,000 6.000%,  9/30/2034 3,765
T-Mobile USA, Inc.
39,000 5.500%,  1/15/2055 38,533
75,000 3.375%,  4/15/2029 70,295
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
84,000 4.750%,  4/15/2028
a
72,545
Univision Communications, Inc.
11,000 8.000%,  8/15/2028
a
11,054
92,000 4.500%,  5/1/2029
a
80,359
42,000 7.375%,  6/30/2030
a
40,437
Urban One, Inc.
17,000 7.375%,  2/1/2028
a
12,975
Verizon Communications, Inc.
45,000 5.500%,  2/23/2054 45,119
75,000 2.100%,  3/22/2028 68,745
56,000 3.150%,  3/22/2030 51,642
93,000 2.355%,  3/15/2032 77,802
Viasat, Inc.
45,000 6.500%,  7/15/2028
a,e
36,634
Virgin Media Finance plc
33,000 5.000%,  7/15/2030
a
27,810
Virgin Media Secured Finance plc
71,000 5.500%,  5/15/2029
a
66,126
VMED O2 UK Financing I plc
33,000 4.750%,  7/15/2031
a
28,332
29,000 7.750%,  4/15/2032
a
28,986
Vodafone Group plc
42,000 5.125%,  6/4/2081
c
31,557
65,000 5.750%,  6/28/2054 64,508
37,000 5.875%,  6/28/2064 36,506
54,000 7.000%,  4/4/2079
c
55,902
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
a
77,989
Walt Disney Company
38,000 3.800%,  3/22/2030 36,605
Warnermedia Holdings, Inc.
101,000 4.054%,  3/15/2029 93,576
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
30,000 7.750%,  8/15/2028
a
28,938
Zegona Finance plc
52,000 8.625%,  7/15/2029
a
53,047
Ziggo Bond Company BV
33,000 5.125%,  2/28/2030
a,e
29,140
Ziggo BV
30,000 4.875%,  1/15/2030
a
27,312
Total 5,776,068
Consumer Cyclical (2.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
130,000 4.375%,  1/15/2028
a
123,615

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Consumer Cyclical (2.1%) - continued
Adient Global Holdings, Ltd.
$ 44,000 8.250%,  4/15/2031
a,e
$ 46,261
Alimentation Couche-Tard, Inc.
64,000 5.617%,  2/12/2054
a
64,815
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
2,000 6.625%,  7/15/2026
a
2,003
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
105,000 4.625%,  6/1/2028
a
96,936
45,000 4.625%,  6/1/2028
a
41,478
Allison Transmission, Inc.
47,000 3.750%,  1/30/2031
a
41,832
Amazon.com, Inc.
37,000 1.500%,  6/3/2030 31,539
76,000 4.700%,  12/1/2032 76,959
American Axle & Manufacturing,
Inc.
27,000 6.875%,  7/1/2028 27,006
78,000 5.000%,  10/1/2029
e
71,540
American Honda Finance
Corporation
59,000 5.650%,  11/15/2028 61,387
85,000 5.050%,  7/10/2031 86,072
60,000 4.900%,  1/10/2034 59,680
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
15,000 7.000%,  4/15/2030
a,e
12,722
Arko Corporation
40,000 5.125%,  11/15/2029
a
34,895
Asbury Automotive Group, Inc.
47,000 5.000%,  2/15/2032
a
43,312
Ashton Woods USA, LLC/Ashton
Woods Finance Company
40,000 4.625%,  8/1/2029
a
36,932
31,000 4.625%,  4/1/2030
a
28,299
Aston Martin Capital Holdings, Ltd.
35,000 10.000%,  3/31/2029
a
35,141
Beazer Homes USA, Inc.
47,000 7.500%,  3/15/2031
a
47,693
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 31,538
Booking Holdings, Inc.,
Convertible
73,000 0.750%,  5/1/2025 143,765
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
a
59,873
Boyne USA, Inc.
45,000 4.750%,  5/15/2029
a
42,616
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
42,000 4.875%,  2/15/2030
a
38,503
Burlington Stores, Inc., Convertible
101,000 2.250%,  4/15/2025
e
125,189
44,000 1.250%,  12/15/2027
a
61,094
Caesars Entertainment, Inc.
180,000 4.625%,  10/15/2029
a,e
167,232
33,000 6.500%,  2/15/2032
a
33,435
Carnival Corporation
79,000 7.625%,  3/1/2026
a
79,764
110,000 5.750%,  3/1/2027
a
109,452
Principal
Amount Long-Term Fixed Income (46.7%) Value
Consumer Cyclical (2.1%) - continued
$ 66,000 4.000%,  8/1/2028
a
$ 62,446
56,000 6.000%,  5/1/2029
a,e
55,864
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
14,000 5.375%,  4/15/2027 13,961
65,000 5.250%,  7/15/2029 63,299
Choice Hotels International, Inc.
31,000 3.700%,  12/1/2029
e
28,462
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
a
38,620
34,000 6.750%,  5/1/2031
a
34,529
Clarios Global, LP/Clarios US
Finance Company, Inc.
100,000 6.750%,  5/15/2028
a
101,832
Crocs, Inc.
28,000 4.250%,  3/15/2029
a
25,830
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
14,028
D.R. Horton, Inc.
13,000 2.600%,  10/15/2025 12,626
Dana, Inc.
27,000 5.625%,  6/15/2028 26,313
42,000 4.250%,  9/1/2030 37,089
40,000 4.500%,  2/15/2032 34,949
eG Global Finance plc
14,000 12.000%,  11/30/2028
a
14,991
Expedia Group, Inc.
65,000 3.250%,  2/15/2030 59,856
Expedia Group, Inc., Convertible
101,000 Zero Coupon,  2/15/2026 93,319
Ford Motor Company, Convertible
225,000 Zero Coupon,  3/15/2026 218,137
Ford Motor Credit Company, LLC
71,000 2.900%,  2/10/2029 63,652
67,000 7.122%,  11/7/2033 71,548
Forestar Group, Inc.
28,000 3.850%,  5/15/2026
a
27,075
Gap, Inc.
20,000 3.625%,  10/1/2029
a
17,482
Garrett Motion Holdings, Inc./
Garrett LX I SARL
40,000 7.750%,  5/31/2032
a
40,673
General Motors Financial
Company, Inc.
47,000 1.200%,  10/15/2024 46,569
139,000 2.900%,  2/26/2025 136,915
29,000 2.750%,  6/20/2025 28,328
64,000 5.800%,  6/23/2028 65,702
47,000 5.800%,  1/7/2029 48,337
27,000 5.750%,  2/8/2031 27,628
90,000 5.950%,  4/4/2034 91,728
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
27,000 3.500%,  3/1/2029
a
24,549
Goodyear Tire & Rubber Company
27,000 4.875%,  3/15/2027 26,335
45,000 5.000%,  7/15/2029
e
42,471
Hanesbrands, Inc.
31,000 4.875%,  5/15/2026
a
30,362
31,000 9.000%,  2/15/2031
a,e
32,810

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Consumer Cyclical (2.1%) - continued
Harley-Davidson Financial
Services, Inc.
$ 59,000 5.950%,  6/11/2029
a
$ 59,918
Hilton Domestic Operating
Company, Inc.
125,000 4.875%,  1/15/2030 120,856
14,000 4.000%,  5/1/2031
a
12,681
80,000 3.625%,  2/15/2032
a
70,068
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
97,000 5.000%,  6/1/2029
a
91,235
Home Depot, Inc.
36,000 5.300%,  6/25/2054 35,824
36,000 5.400%,  6/25/2064 36,063
61,000 3.250%,  4/15/2032 55,529
Hyundai Capital America
30,000 5.500%,  3/30/2026
a
30,196
56,000 3.000%,  2/10/2027
a,e
53,461
39,000 6.500%,  1/16/2029
a
41,250
International Game Technology plc
111,000 5.250%,  1/15/2029
a
108,837
Jacobs Entertainment, Inc.
35,000 6.750%,  2/15/2029
a
32,719
Jaguar Land Rover Automotive plc
33,000 5.500%,  7/15/2029
a
32,273
KB Home
55,000 4.800%,  11/15/2029 52,680
L Brands, Inc.
135,000 6.625%,  10/1/2030
a
136,282
20,000 6.875%,  11/1/2035 20,263
Las Vegas Sands Corporation
40,000 5.900%,  6/1/2027 40,635
Light & Wonder International, Inc.
100,000 7.250%,  11/15/2029
a
102,901
Live Nation Entertainment, Inc.
30,000 4.750%,  10/15/2027
a,e
29,089
Live Nation Entertainment, Inc.,
Convertible
65,000 2.000%,  2/15/2025
e
67,749
189,000 3.125%,  1/15/2029
e
214,099
Lowe's Companies, Inc.
93,000 4.500%,  4/15/2030 92,044
Macy's Retail Holdings, LLC
55,000 5.875%,  4/1/2029
a,e
53,719
27,000 6.125%,  3/15/2032
a,e
25,768
Marriott International, Inc./MD
42,000 4.900%,  4/15/2029 42,261
57,000 4.625%,  6/15/2030 56,543
Marriott Vacations Worldwide
Corporation, Convertible
117,000 Zero Coupon,  1/15/2026 107,137
156,000 3.250%,  12/15/2027 142,818
Mattamy Group Corporation
51,000 5.250%,  12/15/2027
a
49,873
McDonald's Corporation
39,000 4.950%,  8/14/2033 39,353
Melco Resorts Finance, Ltd.
75,000 5.375%,  12/4/2029
a
67,443
70,000 7.625%,  4/17/2032
a
69,648
Meritage Homes Corporation,
Convertible
67,000 1.750%,  5/15/2028
a
73,888
Principal
Amount Long-Term Fixed Income (46.7%) Value
Consumer Cyclical (2.1%) - continued
Michaels Companies, Inc.
$ 40,000 5.250%,  5/1/2028
a
$ 29,589
NCL Corporation, Ltd.
32,000 5.875%,  3/15/2026
a
31,857
73,000 5.875%,  2/15/2027
a
72,471
Nordstrom, Inc.
27,000 4.375%,  4/1/2030 24,548
38,000 4.250%,  8/1/2031 33,819
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
a,e
61,949
PetSmart, Inc./PetSmart Finance
Corporation
120,000 4.750%,  2/15/2028
a
112,744
56,000 7.750%,  2/15/2029
a
54,352
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
88,000 5.750%,  4/15/2026
a
87,932
186,000 6.250%,  1/15/2028
a
185,389
QVC, Inc.
17,000 4.375%,  9/1/2028
e
13,005
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
44,299
47,000 9.750%,  4/15/2029
a
49,757
Royal Caribbean Cruises, Ltd.
153,000 4.250%,  7/1/2026
a
149,014
48,000 9.250%,  1/15/2029
a
51,308
25,000 7.250%,  1/15/2030
a
26,202
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
20,000 6.625%,  3/1/2030
a
19,560
SeaWorld Parks and
Entertainment, Inc.
65,000 5.250%,  8/15/2029
a
61,916
Service Corporation International/
US
27,000 3.375%,  8/15/2030 23,889
Six Flags Entertainment
Corporation
14,000 7.250%,  5/15/2031
a,e
14,433
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
14,000 6.625%,  5/1/2032
a
14,376
Six Flags Theme Parks, Inc.
13,000 7.000%,  7/1/2025
a
13,005
Sonic Automotive, Inc.
35,000 4.875%,  11/15/2031
a
31,257
Staples, Inc.
57,000 10.750%,  9/1/2029
a
55,214
Station Casinos, LLC
47,000 4.625%,  12/1/2031
a
42,831
Target Corporation
80,000 2.350%,  2/15/2030 71,683
Tenneco, Inc.
88,000 8.000%,  11/17/2028
a
79,865
Toyota Motor Credit Corporation
39,000 5.550%,  11/20/2030 40,935
39,000 4.800%,  1/5/2034 38,814
Tractor Supply Company
40,000 5.250%,  5/15/2033 40,490
Uber Technologies, Inc.,
Convertible
103,000 Zero Coupon,  12/15/2025 106,090
171,000 0.875%,  12/1/2028
a
190,579

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Consumer Cyclical (2.1%) - continued
Vail Resorts, Inc., Convertible
$ 181,000 Zero Coupon,  1/1/2026 $ 166,633
VICI Properties, LP/VICI Note
Company, Inc.
140,000 5.750%,  2/1/2027
a
140,979
Victoria's Secret & Company
64,000 4.625%,  7/15/2029
a,e
53,091
Viking Cruises, Ltd.
139,000 5.875%,  9/15/2027
a
138,166
Volkswagen Group of America
Finance, LLC
14,000 3.350%,  5/13/2025
a
13,779
Wabash National Corporation
43,000 4.500%,  10/15/2028
a
39,041
Walgreens Boots Alliance, Inc.
48,000 3.200%,  4/15/2030
e
39,580
21,000 4.800%,  11/18/2044
e
15,745
WASH Multifamily Acquisition, Inc.
42,000 5.750%,  4/15/2026
a
41,333
Wyndham Hotels & Resorts, Inc.
72,000 4.375%,  8/15/2028
a
67,935
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
65,000 7.125%,  2/15/2031
a
67,760
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
a
106,005
ZF North America Capital, Inc.
47,000 7.125%,  4/14/2030
a
48,788
Total 8,798,003
Consumer Non-Cyclical (2.0%)
1375209 B.C., Ltd.
27,000 9.000%,  1/30/2028
a,e
25,598
AbbVie, Inc.
98,000 5.500%,  3/15/2064 99,117
59,000 5.350%,  3/15/2044 59,966
AdaptHealth, LLC
118,000 4.625%,  8/1/2029
a
105,331
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
88,000 4.625%,  1/15/2027
a
85,796
91,000 3.500%,  3/15/2029
a
82,905
Altria Group, Inc.
39,000 6.200%,  11/1/2028 41,108
Amgen, Inc.
57,000 5.150%,  3/2/2028 57,778
Anheuser-Busch InBev Worldwide,
Inc.
75,000 4.750%,  1/23/2029 75,743
117,000 5.000%,  6/15/2034 118,653
Archer-Daniels-Midland Company
40,000 4.500%,  8/15/2033 38,926
AstraZeneca Finance, LLC
87,000 1.750%,  5/28/2028 78,699
58,000 5.000%,  2/26/2034 59,012
B&G Foods, Inc.
56,000 8.000%,  9/15/2028
a
57,101
BAT Capital Corporation
44,000 6.343%,  8/2/2030 46,834
25,000 5.834%,  2/20/2031 25,935
40,000 7.750%,  10/19/2032 46,127
Principal
Amount Long-Term Fixed Income (46.7%) Value
Consumer Non-Cyclical (2.0%) - continued
Bausch + Lomb Corporation
$ 16,000 8.375%,  10/1/2028
a
$ 16,439
Bausch Health Companies, Inc.
45,000 5.500%,  11/1/2025
a,e
42,147
100,000 4.875%,  6/1/2028
a,e
77,010
Becton, Dickinson and Company
44,000 4.693%,  2/13/2028 44,010
56,000 2.823%,  5/20/2030 50,559
BellRing Brands, Inc.
48,000 7.000%,  3/15/2030
a
49,465
BioMarin Pharmaceutical, Inc.,
Convertible
137,000 1.250%,  5/15/2027
e
131,931
Bio-Rad Laboratories, Inc.
62,000 3.300%,  3/15/2027 59,424
Bristol-Myers Squibb Company
78,000 5.550%,  2/22/2054 79,023
39,000 5.750%,  2/1/2031 41,329
19,000 5.900%,  11/15/2033 20,430
Campbell Soup Company
124,000 5.400%,  3/21/2034 126,184
Cargill, Inc.
84,000 2.125%,  11/10/2031
a
70,412
Catalent Pharma Solutions, Inc.
33,000 3.125%,  2/15/2029
a
31,861
Central Garden & Pet Company
64,000 4.125%,  10/15/2030
e
57,826
Charles River Laboratories
International, Inc.
33,000 4.000%,  3/15/2031
a
29,985
Chefs' Warehouse, Inc.,
Convertible
75,000 2.375%,  12/15/2028
e
86,857
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,350
Chobani, LLC/Chobani Finance
Corporation, Inc.
53,000 4.625%,  11/15/2028
a
50,575
CHS/Community Health Systems,
Inc.
63,000 5.625%,  3/15/2027
a
60,326
22,000 8.000%,  12/15/2027
a
22,014
83,000 6.000%,  1/15/2029
a
77,062
52,000 5.250%,  5/15/2030
a
45,348
36,000 4.750%,  2/15/2031
a
29,610
40,000 10.875%,  1/15/2032
a
42,999
Cigna Group
39,000 5.600%,  2/15/2054 38,450
49,000 2.400%,  3/15/2030 43,429
Coca-Cola Company
39,000 5.300%,  5/13/2054 39,685
Concentra Escrow Issuer
Corporation
14,000 6.875%,  7/15/2032
a
14,424
Constellation Brands, Inc.
39,000 4.800%,  1/15/2029 39,092
75,000 3.150%,  8/1/2029 69,547
27,000 4.900%,  5/1/2033 26,645
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
76,000 4.750%,  1/15/2029
a
72,717
56,000 6.625%,  7/15/2030
a
57,503

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Consumer Non-Cyclical (2.0%) - continued
CVS Health Corporation
$ 78,000 6.050%,  6/1/2054 $ 78,438
43,000 5.000%,  2/20/2026 42,994
30,000 4.300%,  3/25/2028 29,412
40,000 5.300%,  6/1/2033 39,929
117,000 4.780%,  3/25/2038 107,469
125,000 6.000%,  6/1/2044 125,645
Diageo Capital plc
42,000 2.000%,  4/29/2030 36,647
70,000 5.625%,  10/5/2033 74,237
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
a
49,014
Eli Lilly & Company
78,000 5.000%,  2/9/2054 76,033
80,000 4.700%,  2/27/2033 80,358
Embecta Corporation
21,000 6.750%,  2/15/2030
a
18,725
Encompass Health Corporation
140,000 4.500%,  2/1/2028 135,350
Endo Finance Holdings, Inc.
27,000 8.500%,  4/15/2031
a,e
28,456
Energizer Holdings, Inc.
40,000 4.750%,  6/15/2028
a
37,943
70,000 4.375%,  3/31/2029
a
64,629
Envista Holdings Corporation,
Convertible
50,000 1.750%,  8/15/2028
a,e
42,965
Fortrea Holdings, Inc.
22,000 7.500%,  7/1/2030
a,e
22,315
GE HealthCare Technologies, Inc.
58,000 6.377%,  11/22/2052
h
64,573
General Mills, Inc.
16,000 4.950%,  3/29/2033 15,948
Gilead Sciences, Inc.
44,000 5.250%,  10/15/2033 45,239
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
27,000 7.875%,  9/1/2025
a,e
26,824
HLF Financing SARL, LLC/
Herbalife International, Inc.
50,000 4.875%,  6/1/2029
a
34,000
Integer Holdings Corporation,
Convertible
146,000 2.125%,  2/15/2028 212,722
Jazz Investments I, Ltd.,
Convertible
255,000 2.000%,  6/15/2026 249,078
Jazz Securities DAC
21,000 4.375%,  1/15/2029
a
19,722
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
105,000 2.500%,  1/15/2027 98,541
47,000 3.625%,  1/15/2032 41,073
Johnson & Johnson
78,000 5.250%,  6/1/2054 80,530
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
27,000 9.000%,  2/15/2029
a
27,709
Kenvue, Inc.
21,000 5.000%,  3/22/2030 21,512
Keurig Dr Pepper, Inc.
69,000 3.200%,  5/1/2030 63,554
Principal
Amount Long-Term Fixed Income (46.7%) Value
Consumer Non-Cyclical (2.0%) - continued
$ 76,000 5.300%,  3/15/2034 $ 77,334
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 45,509
Kroger Company
37,000 4.500%,  1/15/2029 36,885
Legacy LifePoint Health, LLC
34,000 4.375%,  2/15/2027
a
32,865
LifePoint Health, Inc.
53,000 9.875%,  8/15/2030
a
57,760
33,000 11.000%,  10/15/2030
a
37,038
Mattel, Inc.
122,000 3.375%,  4/1/2026
a
118,066
McKesson Corporation
125,000 1.300%,  8/15/2026 116,706
Medline Borrower, LP/Medline Co-
Issuer, Inc.
62,000 6.250%,  4/1/2029
a
63,261
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 40,317
Mozart Debt Merger Sub, Inc.
92,000 3.875%,  4/1/2029
a
85,856
46,000 5.250%,  10/1/2029
a
44,463
MPH Acquisition Holdings, LLC
27,000 5.500%,  9/1/2028
a
21,077
Newell Brands, Inc.
28,000 6.375%,  9/15/2027
e
27,968
28,000 6.625%,  9/15/2029 28,092
Organon & Company/Organon
Foreign Debt Co-Issuer BV
39,000 4.125%,  4/30/2028
a
36,641
109,000 5.125%,  4/30/2031
a
100,312
Owens & Minor, Inc.
49,000 6.625%,  4/1/2030
a,e
45,772
PepsiCo, Inc.
74,000 5.250%,  7/17/2054 75,098
Performance Food Group, Inc.
41,000 4.250%,  8/1/2029
a
37,973
Perrigo Finance Unlimited
Company
46,000 4.900%,  6/15/2030 43,419
Philip Morris International, Inc.
80,000 4.875%,  2/15/2028 80,558
40,000 5.625%,  11/17/2029 41,777
39,000 5.125%,  2/13/2031 39,551
40,000 5.750%,  11/17/2032 41,857
59,000 5.250%,  2/13/2034 59,452
Post Holdings, Inc.
41,000 4.625%,  4/15/2030
a
38,196
51,000 4.500%,  9/15/2031
a
46,380
Post Holdings, Inc., Convertible
146,000 2.500%,  8/15/2027 165,929
Primo Water Holdings, Inc.
57,000 4.375%,  4/30/2029
a
53,080
Procter & Gamble Company
38,000 1.200%,  10/29/2030 31,685
Roche Holdings, Inc.
57,000 5.218%,  3/8/2054
a,e
57,738
42,000 1.930%,  12/13/2028
a
37,860
59,000 2.076%,  12/13/2031
a
49,542
Royalty Pharma plc
87,000 1.200%,  9/2/2025 83,279
53,000 5.150%,  9/2/2029 53,360

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Consumer Non-Cyclical (2.0%) - continued
Scotts Miracle-Gro Company
$ 32,000 4.500%,  10/15/2029 $ 29,767
Simmons Foods, Inc.
109,000 4.625%,  3/1/2029
a
98,087
Sotera Health Holdings, LLC
29,000 7.375%,  6/1/2031
a
29,581
Spectrum Brands, Inc.
6,000 3.875%,  3/15/2031
a,e
5,027
Spectrum Brands, Inc.,
Convertible
88,000 3.375%,  6/1/2029
a
85,360
Star Parent, Inc.
26,000 9.000%,  10/1/2030
a
27,746
Sysco Corporation
37,000 5.950%,  4/1/2030 39,147
Takeda Pharmaceutical Company,
Ltd.
102,000 5.650%,  7/5/2054 101,866
87,000 5.000%,  11/26/2028 87,688
Tenet Healthcare Corporation
179,000 5.125%,  11/1/2027 175,815
40,000 4.375%,  1/15/2030 37,523
67,000 6.750%,  5/15/2031 68,846
Teva Pharmaceutical Finance
Netherlands III BV
61,000 3.150%,  10/1/2026 57,767
Topgolf Callaway Brands
Corporation, Convertible
67,000 2.750%,  5/1/2026 75,944
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 51,256
US Acute Care Solutions, LLC
28,000 9.750%,  5/15/2029
a
27,761
Varex Imaging Corporation,
Convertible
8,000 4.000%,  6/1/2025 8,007
Viterra Finance BV
80,000 3.200%,  4/21/2031
a
70,740
Winnebago Industries, Inc.,
Convertible
80,000 3.250%,  1/15/2030
a
79,520
Wyeth, LLC
98,000 6.500%,  2/1/2034 110,085
Zoetis, Inc.
63,000 5.600%,  11/16/2032 65,810
Total 8,335,880
Energy (1.7%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
56,000 5.375%,  6/15/2029
a
54,757
Apache Corporation
59,000 4.375%,  10/15/2028 56,516
Archrock Partners, LP/Archrock
Partners Finance Corporation
98,000 6.250%,  4/1/2028
a
97,764
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
56,000 8.250%,  12/31/2028
a
57,486
28,000 5.875%,  6/30/2029
a
27,462
Baytex Energy Corporation
55,000 8.500%,  4/30/2030
a
58,054
Principal
Amount Long-Term Fixed Income (46.7%) Value
Energy (1.7%) - continued
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
$ 45,000 7.000%,  7/15/2029
a
$ 46,228
Borr IHC, Ltd./Borr Finance, LLC
66,350 10.375%,  11/15/2030
a,e
70,023
BP Capital Markets America, Inc.
152,000 4.234%,  11/6/2028 149,858
55,000 4.812%,  2/13/2033 54,474
BP Capital Markets plc
50,000 4.875%,  3/22/2030
c,i
47,237
55,000 6.450%,  12/1/2033
c,i
56,762
Buckeye Partners, LP
38,000 4.500%,  3/1/2028
a
36,246
56,000 6.875%,  7/1/2029
a
56,891
California Resources Corporation
34,000 8.250%,  6/15/2029
a
34,817
Cheniere Energy Partners, LP
38,000 4.500%,  10/1/2029 36,775
39,000 3.250%,  1/31/2032 34,024
62,000 5.950%,  6/30/2033 64,048
Cheniere Energy, Inc.
34,000 5.650%,  4/15/2034
a
34,550
Civitas Resources, Inc.
38,000 8.375%,  7/1/2028
a
39,897
19,000 8.625%,  11/1/2030
a
20,522
72,000 8.750%,  7/1/2031
a
77,427
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
32,665
CNX Resources Corporation,
Convertible
105,000 2.250%,  5/1/2026 219,292
Columbia Pipelines Holding
Company, LLC
42,000 6.055%,  8/15/2026
a
42,643
79,000 6.042%,  8/15/2028
a
82,102
Comstock Resources, Inc.
54,000 6.750%,  3/1/2029
a
52,177
38,000 5.875%,  1/15/2030
a
35,347
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
a
46,998
Crescent Energy Finance, LLC
33,000 9.250%,  2/15/2028
a
34,837
83,000 7.625%,  4/1/2032
a
85,122
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
61,000 8.625%,  3/15/2029
a
63,372
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
23,420
Diamondback Energy, Inc.
92,000 5.750%,  4/18/2054 91,065
DT Midstream, Inc.
44,000 4.125%,  6/15/2029
a
41,132
Enbridge, Inc.
55,000 7.375%,  1/15/2083
c
55,328
52,000 7.625%,  1/15/2083
c
54,032
59,000 5.950%,  4/5/2054 59,857
20,000 5.700%,  3/8/2033 20,651
Enerflex, Ltd.
38,000 9.000%,  10/15/2027
a
39,184
Energy Transfer, LP
40,000 5.950%,  5/15/2054 39,499
100,000 8.000%,  5/15/2054
c
106,460

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Energy (1.7%) - continued
$ 39,000 6.050%,  9/1/2054 $ 39,094
47,000 6.750%,  5/15/2025
c,i
46,637
39,000 4.400%,  3/15/2027 38,547
17,000 7.125%,  5/15/2030
c,i
16,946
40,000 6.400%,  12/1/2030 42,845
40,000 5.600%,  9/1/2034 40,586
Enterprise Products Operating,
LLC
38,000 4.150%,  10/16/2028 37,370
EQM Midstream Partners, LP
153,000 4.750%,  1/15/2031
a
144,461
Genesis Energy LP/Genesis
Energy Finance Corporation
45,000 8.875%,  4/15/2030 47,643
68,000 7.875%,  5/15/2032 69,438
Harvest Midstream I, LP
66,000 7.500%,  9/1/2028
a
67,541
41,000 7.500%,  5/15/2032
a
42,184
Hess Midstream Operations, LP
61,000 4.250%,  2/15/2030
a
56,615
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
a
68,827
27,000 6.000%,  4/15/2030
a
26,416
70,000 6.250%,  4/15/2032
a
68,091
Howard Midstream Energy
Partners, LLC
79,000 7.375%,  7/15/2032
a
81,364
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
a
51,609
Kinder Morgan, Inc.
72,000 5.950%,  8/1/2054 72,221
Kodiak Gas Services, LLC
33,000 7.250%,  2/15/2029
a
33,947
Laredo Petroleum, Inc.
96,000 7.750%,  7/31/2029
a
97,083
MEG Energy Corporation
73,000 5.875%,  2/1/2029
a
72,090
MPLX, LP
94,000 1.750%,  3/1/2026 89,344
19,000 5.000%,  3/1/2033 18,590
55,000 5.500%,  6/1/2034 55,402
Nabors Industries, Inc.
27,000 7.375%,  5/15/2027
a
27,495
69,000 9.125%,  1/31/2030
a,e
73,713
National Fuel Gas Company
82,000 5.500%,  1/15/2026 82,253
New Fortress Energy, Inc.
20,000 6.750%,  9/15/2025
a
19,662
22,000 8.750%,  3/15/2029
a,e
19,949
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
22,000 8.125%,  2/15/2029
a
22,296
33,000 8.375%,  2/15/2032
a
33,721
Noble Finance II, LLC
27,000 8.000%,  4/15/2030
a
28,355
Northern Oil and Gas, Inc.
56,000 8.750%,  6/15/2031
a
59,022
Northern Oil and Gas, Inc.,
Convertible
129,000 3.625%,  4/15/2029 164,152
NuStar Logistics, LP
54,000 6.375%,  10/1/2030 55,111
Principal
Amount Long-Term Fixed Income (46.7%) Value
Energy (1.7%) - continued
Occidental Petroleum Corporation
$ 25,000 5.000%,  8/1/2027 $ 25,086
78,000 8.875%,  7/15/2030 91,205
ONEOK, Inc.
57,000 2.200%,  9/15/2025 55,271
41,000 5.550%,  11/1/2026 41,573
39,000 5.650%,  11/1/2028 40,206
Ovintiv, Inc.
46,000 5.650%,  5/15/2028 46,985
40,000 6.250%,  7/15/2033 41,835
PBF Holding Company, LLC/PBF
Finance Corporation
43,000 6.000%,  2/15/2028 42,180
Permian Resources Operating,
LLC, Convertible
50,000 3.250%,  4/1/2028 130,684
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 48,123
Plains All American Pipeline, LP/
PAA Finance Corporation
92,000 4.650%,  10/15/2025 91,373
Prairie Acquiror, LP
45,000 9.000%,  8/1/2029
a
46,399
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
a
49,988
Range Resources Corporation
45,000 4.750%,  2/15/2030
a
42,624
Rockies Express Pipeline, LLC
69,000 4.950%,  7/15/2029
a
65,989
Saturn Oil & Gas, Inc.
34,000 9.625%,  6/15/2029
a
34,939
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
a
23,640
SM Energy Company
30,000 6.500%,  7/15/2028 29,929
19,000 7.000%,  8/1/2032
a
19,206
Southwestern Energy Company
30,000 4.750%,  2/1/2032 28,035
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
27,000 5.875%,  3/1/2027 26,782
Suncor Energy, Inc.
39,000 7.150%,  2/1/2032 43,563
Sunoco, LP
82,000 7.000%,  5/1/2029
a
84,399
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 43,831
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
98,000 5.500%,  1/15/2028
a
94,555
41,000 7.375%,  2/15/2029
a
41,538
Talos Production, Inc.
29,000 9.000%,  2/1/2029
a
30,556
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 98,860
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
a
39,665
TGNR Intermediate Holdings, LLC
59,000 5.500%,  10/15/2029
a
55,946

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Energy (1.7%) - continued
TotalEnergies Capital SA
$ 117,000 5.488%,  4/5/2054 $ 118,358
TransCanada Trust
100,000 5.875%,  8/15/2076
c
97,735
Transocean Titan Financing, Ltd.
54,000 8.375%,  2/1/2028
a
56,161
Transocean, Inc.
80,100 8.750%,  2/15/2030
a
84,140
UGI Corporation, Convertible
37,000 5.000%,  6/1/2028
a
38,462
USA Compression Partners, LP/
USA Compression Finance
Corporation
47,000 7.125%,  3/15/2029
a
47,831
Valaris, Ltd.
56,000 8.375%,  4/30/2030
a
58,636
Venture Global Calcasieu Pass,
LLC
59,000 3.875%,  8/15/2029
a
54,550
35,000 4.125%,  8/15/2031
a
31,817
Venture Global LNG, Inc.
101,000 8.125%,  6/1/2028
a
105,185
114,000 8.375%,  6/1/2031
a
119,799
113,000 9.875%,  2/1/2032
a
125,440
Viridien SA
14,000 8.750%,  4/1/2027
a,e
13,451
Williams Companies, Inc.
69,000 4.900%,  3/15/2029 69,198
37,000 2.600%,  3/15/2031 32,003
Total 7,055,352
Financials (5.3%)
Acrisure, LLC/Acrisure Finance,
Inc.
19,000 4.250%,  2/15/2029
a
17,485
28,000 7.500%,  11/6/2030
a
28,418
AerCap Holdings NV
32,000 5.875%,  10/10/2079
c,e
31,920
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
40,000 6.950%,  3/10/2055
c
40,448
54,000 6.500%,  7/15/2025 54,453
103,000 3.000%,  10/29/2028 95,307
Agree, LP
38,000 5.625%,  6/15/2034 38,582
Air Lease Corporation
29,000 2.300%,  2/1/2025 28,519
17,000 3.375%,  7/1/2025 16,686
52,000 4.650%,  6/15/2026
c,i
50,193
46,000 3.125%,  12/1/2030 41,213
Aircastle, Ltd.
50,000 5.250%,  6/15/2026
a,c,i
48,866
46,000 2.850%,  1/26/2028
a
42,294
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
27,000 4.250%,  10/15/2027
a
25,695
55,000 6.750%,  4/15/2028
a
55,272
40,000 7.000%,  1/15/2031
a
40,721
Ally Financial, Inc.
59,000 5.750%,  11/20/2025
e
59,209
86,000 4.700%,  5/15/2026
c,i
78,846
37,000 8.000%,  11/1/2031 41,636
42,000 6.700%,  2/14/2033
e
43,171
Principal
Amount Long-Term Fixed Income (46.7%) Value
Financials (5.3%) - continued
American Express Company
$ 50,000 3.550%,  9/15/2026
c,i
$ 46,686
80,000 6.338%,  10/30/2026
c
81,171
101,000 2.550%,  3/4/2027 95,776
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 37,452
American International Group, Inc.
79,000 5.125%,  3/27/2033 79,662
AmWINS Group, Inc.
22,000 6.375%,  2/15/2029
a
22,319
66,000 4.875%,  6/30/2029
a
62,232
Aon North America, Inc.
78,000 5.750%,  3/1/2054 78,679
Apollo Debt Solutions BDC
60,000 6.700%,  7/29/2031
a
60,706
Arbor Realty Trust, Inc.,
Convertible
8,000 7.500%,  8/1/2025 7,680
Ares Capital Corporation
15,000 4.250%,  3/1/2025 14,865
100,000 2.150%,  7/15/2026 93,589
47,000 5.875%,  3/1/2029 47,164
Arthur J. Gallagher & Company
59,000 5.750%,  7/15/2054 59,120
Assurant, Inc.
62,000 6.100%,  2/27/2026 62,544
Australia & New Zealand Banking
Group, Ltd.
85,000 2.950%,  7/22/2030
a,c
82,862
Aviation Capital Group, LLC
42,000 4.875%,  10/1/2025
a
41,691
Avolon Holdings Funding, Ltd.
85,000 4.250%,  4/15/2026
a
83,394
79,000 5.750%,  3/1/2029
a
80,417
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
a
13,953
Banco Santander SA
22,000 4.750%,  11/12/2026
c,i
20,278
Bank of America Corporation
64,000 4.200%,  8/26/2024 63,922
150,000 6.250%,  9/5/2024
c,i
149,861
51,000 6.100%,  3/17/2025
c,i
50,845
72,000 1.319%,  6/19/2026
c
69,527
146,000 1.197%,  10/24/2026
c
138,931
70,000 6.125%,  4/27/2027
c,i
70,127
60,000 1.734%,  7/22/2027
c
56,321
80,000 4.376%,  4/27/2028
c
79,000
112,000 3.593%,  7/21/2028
c
108,071
67,000 4.948%,  7/22/2028
c
67,183
70,000 5.819%,  9/15/2029
c
72,481
180,000 3.974%,  2/7/2030
c
173,357
135,000 2.687%,  4/22/2032
c
116,730
59,000 2.572%,  10/20/2032
c
50,127
82,000 2.972%,  2/4/2033
c
71,094
59,000 5.468%,  1/23/2035
c
60,330
40,000 3.846%,  3/8/2037
c
35,994
Bank of Montreal
75,000 5.266%,  12/11/2026 75,901
62,000 5.203%,  2/1/2028 62,971
40,000 3.088%,  1/10/2037
c
33,496
Bank of New York Mellon
Corporation
39,000 6.317%,  10/25/2029
c
41,370
67,000 4.596%,  7/26/2030
c
66,693

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Financials (5.3%) - continued
$ 39,000 6.474%,  10/25/2034
c
$ 42,966
Bank of Nova Scotia
93,000 4.900%,  6/4/2025
c,i
91,317
36,000 1.050%,  3/2/2026 33,916
Barclays plc
45,000 6.125%,  12/15/2025
c,i
44,424
35,000 2.852%,  5/7/2026
c
34,312
85,000 5.501%,  8/9/2028
c
85,942
57,000 4.972%,  5/16/2029
c
56,816
50,000 6.224%,  5/9/2034
c
52,618
40,000 7.119%,  6/27/2034
c
43,292
BlackRock Funding, Inc.
39,000 5.250%,  3/14/2054 38,706
Blackstone Mortgage Trust, Inc.,
Convertible
13,000 5.500%,  3/15/2027 11,830
Blue Owl Capital Corporation II
38,000 8.450%,  11/15/2026
a
39,645
Blue Owl Credit Income
Corporation
61,000 4.700%,  2/8/2027 59,056
Blue Owl Technology Finance
Corporation
19,000 4.750%,  12/15/2025
a
18,528
56,000 3.750%,  6/17/2026
a
52,930
Blue Owl Technology Finance
Corporation II
20,000 6.750%,  4/4/2029
a
19,909
BNP Paribas SA
57,000 2.819%,  11/19/2025
a,c
56,508
57,000 3.132%,  1/20/2033
a,c
49,425
BPCE SA
29,000 2.375%,  1/14/2025
a
28,587
Bread Financial Holdings, Inc.,
Convertible
79,000 4.250%,  6/15/2028 121,913
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 70,842
Burford Capital Global Finance,
LLC
64,000 9.250%,  7/1/2031
a
68,197
Camden Property Trust
37,000 4.900%,  1/15/2034 36,406
Canadian Imperial Bank of
Commerce
36,000 5.926%,  10/2/2026 36,798
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
c,i
27,688
62,000 3.273%,  3/1/2030
c
57,100
Capital One NA
44,000 2.280%,  1/28/2026
c
43,278
Castlelake Aviation Finance DAC
43,000 5.000%,  4/15/2027
a
41,886
Centene Corporation
163,000 3.000%,  10/15/2030 142,475
77,000 2.625%,  8/1/2031 64,183
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
c,i
102,783
83,000 0.900%,  3/11/2026 77,739
94,000 4.000%,  6/1/2026
c,i
87,781
41,000 5.875%,  8/24/2026 41,769
56,000 2.000%,  3/20/2028 51,041
39,000 6.136%,  8/24/2034
c
41,303
Principal
Amount Long-Term Fixed Income (46.7%) Value
Financials (5.3%) - continued
Citigroup, Inc.
$ 72,000 5.500%,  9/13/2025 $ 72,235
72,000 4.000%,  12/10/2025
c,i
68,927
95,000 3.875%,  2/18/2026
c,i
90,035
132,000 1.122%,  1/28/2027
c
124,375
145,000 1.462%,  6/9/2027
c
135,932
81,000 3.070%,  2/24/2028
c
77,424
26,000 7.375%,  5/15/2028
c,i
26,662
54,000 7.625%,  11/15/2028
c,i
56,159
150,000 4.075%,  4/23/2029
c
146,145
34,000 7.125%,  8/15/2029
c,i
34,026
39,000 6.174%,  5/25/2034
c
40,486
45,000 7.000%,  8/15/2034
c,i
45,648
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
c,i
49,887
32,000 5.718%,  7/23/2032
c
32,394
CNA Financial Corporation
78,000 5.125%,  2/15/2034 77,525
Coinbase Global, Inc., Convertible
121,000 0.500%,  6/1/2026 124,448
145,000 0.250%,  4/1/2030
a
143,042
Comerica, Inc.
36,000 5.625%,  7/1/2025
c,i
35,203
21,000 5.982%,  1/30/2030
c
21,053
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
a
38,288
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
a,c
27,999
COPT Defense Properties, LP
78,000 2.250%,  3/15/2026 74,391
COPT Defense Properties, LP,
Convertible
38,000 5.250%,  9/15/2028
a
42,199
Corebridge Financial, Inc.
39,000 6.875%,  12/15/2052
c
39,702
41,000 6.050%,  9/15/2033
a
43,150
47,000 5.750%,  1/15/2034 48,385
Credit Acceptance Corporation
51,000 9.250%,  12/15/2028
a
54,424
Credit Agricole SA
37,000 3.250%,  1/14/2030
a
33,336
Credit Suisse Group AG
26,000 7.250%,  N/A
*,j
2,860
36,000 7.500%,  N/A
*,j
3,960
Dai-ichi Life Insurance Company,
Ltd.
74,000 5.100%,  10/28/2024
a,c,i
73,740
Deutsche Bank AG/New York, NY
127,000 2.129%,  11/24/2026
c
121,651
66,000 2.311%,  11/16/2027
c
61,701
56,000 6.819%,  11/20/2029
c
59,239
61,000 3.742%,  1/7/2033
c
51,388
Discover Bank
75,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
75,191
Discover Financial Services
20,000 6.700%,  11/29/2032 21,528
Diversified Healthcare Trust
32,000 Zero Coupon,  1/15/2026
a
28,299
Drawbridge Special Opportunities
Fund, LP
90,000 3.875%,  2/15/2026
a
86,526

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Financials (5.3%) - continued
Elevance Health, Inc.
$ 78,000 5.650%,  6/15/2054 $ 78,811
74,000 5.350%,  10/15/2025 74,222
123,000 2.550%,  3/15/2031 107,243
Encore Capital Group, Inc.,
Convertible
98,000 4.000%,  3/15/2029 100,442
Equitable Holdings, Inc.
10,000 4.572%,  2/15/2029
a
9,842
Extra Space Storage, LP
38,000 5.900%,  1/15/2031 39,572
40,000 2.400%,  10/15/2031 33,620
Fairfax Financial Holdings, Ltd.
59,000 6.350%,  3/22/2054
a
60,687
Federal Realty OP, LP, Convertible
71,000 3.250%,  1/15/2029
a
72,420
Fifth Third Bancorp
72,000 4.500%,  9/30/2025
c,e,i
69,973
41,000 4.772%,  7/28/2030
c
40,290
Fifth Third Bank NA
101,000 3.850%,  3/15/2026 98,750
First Horizon Bank
57,000 5.750%,  5/1/2030
e
56,013
FirstCash, Inc.
69,000 5.625%,  1/1/2030
a
67,021
Fortress Transportation and
Infrastructure Investors, LLC
29,000 5.500%,  5/1/2028
a
28,432
50,000 7.000%,  5/1/2031
a
51,551
40,000 7.000%,  6/15/2032
a
41,253
Freedom Mortgage Corporation
27,000 7.625%,  5/1/2026
a
27,030
Freedom Mortgage Holdings, LLC
65,000 9.250%,  2/1/2029
a
65,465
28,000 9.125%,  5/15/2031
a
27,545
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 38,476
38,000 2.625%,  1/15/2027 34,942
GGAM Finance, Ltd.
56,000 7.750%,  5/15/2026
a
57,343
28,000 8.000%,  6/15/2028
a
29,634
22,000 6.875%,  4/15/2029
a
22,494
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
82,000 3.750%,  12/15/2027
a
74,213
goeasy, Ltd.
44,000 9.250%,  12/1/2028
a
47,187
29,000 7.625%,  7/1/2029
a
29,663
Goldman Sachs BDC, Inc.
35,000 6.375%,  3/11/2027 35,781
Goldman Sachs Group, Inc.
40,000 5.500%,  2/10/2025
c,i
39,891
25,000 3.500%,  4/1/2025 24,688
43,000 0.855%,  2/12/2026
c
41,952
48,000 3.650%,  8/10/2026
c,i
44,351
50,000 4.125%,  11/10/2026
c,i
46,811
97,000 1.948%,  10/21/2027
c
90,771
40,000 2.640%,  2/24/2028
c
37,763
166,000 3.615%,  3/15/2028
c
160,704
81,000 4.482%,  8/23/2028
c
80,031
75,000 3.814%,  4/23/2029
c
72,137
37,000 3.800%,  3/15/2030 35,265
Principal
Amount Long-Term Fixed Income (46.7%) Value
Financials (5.3%) - continued
$ 37,000 2.615%,  4/22/2032
c
$ 31,785
38,000 2.383%,  7/21/2032
c
31,953
73,000 5.330%,  7/23/2035
c
73,542
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 33,724
59,000
7.709%,  (TSFR3M +
2.387%), 2/12/2047
a,c
53,091
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
a
9,473
42,000 3.750%,  8/15/2028
a
55,377
Health Care Service Corporation
60,000 5.450%,  6/15/2034
a
60,646
HSBC Holdings plc
36,000 2.633%,  11/7/2025
c
35,717
35,000 1.645%,  4/18/2026
c
34,076
105,000 4.583%,  6/19/2029
c
103,269
45,000 2.804%,  5/24/2032
c
38,544
HUB International, Ltd.
79,000 7.250%,  6/15/2030
a
81,479
Huntington Bancshares, Inc./OH
73,000 4.450%,  10/15/2027
c,e,i
67,162
93,000 5.709%,  2/2/2035
c
94,019
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
29,000 6.250%,  5/15/2026 28,907
112,000 5.250%,  5/15/2027 107,418
ING Groep NV
76,000 1.726%,  4/1/2027
c
71,900
54,000 6.083%,  9/11/2027
c
55,119
Intercontinental Exchange, Inc.
61,000 4.350%,  6/15/2029 59,832
Intesa Sanpaolo SPA
34,000 4.198%,  6/1/2032
a,c
29,437
Invitation Homes Operating
Partnership, LP
65,000 2.000%,  8/15/2031 52,797
J.P. Morgan Chase & Company
69,000 4.600%,  2/1/2025
c,i
68,481
42,000 4.000%,  4/1/2025
c,i
41,059
55,000 3.650%,  6/1/2026
c,i
52,228
162,000 1.045%,  11/19/2026
c
153,633
76,000 1.578%,  4/22/2027
c
71,734
112,000 4.005%,  4/23/2029
c
108,922
38,000 2.069%,  6/1/2029
c
34,392
149,000 4.493%,  3/24/2031
c
146,572
40,000 2.963%,  1/25/2033
c
34,871
42,000 4.912%,  7/25/2033
c
41,606
40,000 5.717%,  9/14/2033
c
41,429
37,000 5.350%,  6/1/2034
c
37,675
35,000 6.254%,  10/23/2034
c
37,886
20,000 5.336%,  1/23/2035
c
20,317
69,000 5.766%,  4/22/2035
c
72,317
J.P. Morgan Chase Bank NA
78,000 5.110%,  12/8/2026 78,687
Jane Street Group/JSG Finance,
Inc.
45,000 4.500%,  11/15/2029
a
42,598
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
23,000 5.000%,  8/15/2028
a
21,362
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,844

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Financials (5.3%) - continued
$ 55,000 9.500%,  2/15/2029
a
$ 57,705
KeyBank NA/Cleveland, OH
56,000 3.900%,  4/13/2029 51,645
75,000 5.000%,  1/26/2033 71,006
Kilroy Realty, LP
59,000 4.250%,  8/15/2029 54,767
28,000 6.250%,  1/15/2036 27,587
Kite Realty Group, LP
20,000 5.500%,  3/1/2034 20,079
Kite Realty Group, LP, Convertible
5,000 0.750%,  4/1/2027
a
5,317
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
28,000 4.250%,  2/1/2027
a
27,094
74,000 4.750%,  6/15/2029
a
70,332
Liberty Mutual Group, Inc.
15,000 4.125%,  12/15/2051
a,c
14,040
Lincoln National Corporation
40,000
7.948%,  (TSFR3M +
2.619%), 8/19/2024
c
32,385
Lloyds Banking Group plc
127,000 1.627%,  5/11/2027
c
119,544
M&T Bank Corporation
82,000 3.500%,  9/1/2026
c,i
70,689
Macquarie Airfinance Holdings,
Ltd.
97,000 6.400%,  3/26/2029
a
99,551
14,000 6.500%,  3/26/2031
a
14,529
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
a,c
70,637
Manufacturers & Traders Trust
Company
80,000 4.700%,  1/27/2028 78,730
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 34,903
MetLife, Inc.
72,000 3.850%,  9/15/2025
c,i
69,794
40,000 5.875%,  3/15/2028
c,e,i
39,815
51,000 6.400%,  12/15/2036 52,024
Metropolitan Life Global Funding I
71,000 2.950%,  4/9/2030
a
64,496
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 72,506
Mitsubishi UFJ Financial Group,
Inc.
78,000 1.538%,  7/20/2027
c
73,102
Mizuho Financial Group, Inc.
99,000 1.554%,  7/9/2027
c
92,730
82,000 2.564%,  9/13/2031 68,308
40,000 5.748%,  7/6/2034
c
41,655
Molina Healthcare, Inc.
48,000 4.375%,  6/15/2028
a
45,694
Morgan Stanley
59,000 1.164%,  10/21/2025
c
58,400
20,000 5.000%,  11/24/2025 19,980
35,000 2.630%,  2/18/2026
c
34,472
20,000 2.188%,  4/28/2026
c
19,530
126,000 0.985%,  12/10/2026
c
118,849
76,000 1.593%,  5/4/2027
c
71,593
80,000 1.512%,  7/20/2027
c
74,823
27,000 5.123%,  2/1/2029
c
27,254
238,000 3.622%,  4/1/2031
c
223,079
Principal
Amount Long-Term Fixed Income (46.7%) Value
Financials (5.3%) - continued
$ 40,000 2.943%,  1/21/2033
c
$ 34,623
41,000 4.889%,  7/20/2033
c
40,365
40,000 5.250%,  4/21/2034
c
40,186
14,000 5.424%,  7/21/2034
c
14,210
32,000 5.831%,  4/19/2035
c
33,433
85,000 2.484%,  9/16/2036
c
68,928
MPT Operating Partnership, LP/
MPT Finance Corporation
32,000 5.250%,  8/1/2026
e
28,743
55,000 4.625%,  8/1/2029 39,915
Nasdaq, Inc.
42,000 5.350%,  6/28/2028 43,043
Nationstar Mortgage Holdings,
Inc.
14,000 5.500%,  8/15/2028
a
13,597
44,000 5.125%,  12/15/2030
a
40,976
NatWest Group plc
37,000 4.892%,  5/18/2029
c
36,748
57,000 3.754%,  11/1/2029
c
56,680
95,000 6.475%,  6/1/2034
c
98,495
Navient Corporation
16,000 5.000%,  3/15/2027 15,469
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
18,000 4.500%,  9/30/2028
a
16,388
New York Life Global Funding
37,000 4.550%,  1/28/2033
a
36,190
39,000 5.000%,  1/9/2034
a
39,296
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,c
136,853
142,000 5.100%,  10/16/2044
a,c
141,585
NNN REIT, Inc.
37,000 2.500%,  4/15/2030 32,475
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 52,124
68,000 5.783%,  7/3/2034 69,901
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 38,348
38,000 3.375%,  2/1/2031 33,501
OneMain Finance Corporation
105,000 3.500%,  1/15/2027 99,227
127,000 3.875%,  9/15/2028 116,017
Panther Escrow Issuer, LLC
78,000 7.125%,  6/1/2031
a
80,037
Park Intermediate Holdings, LLC
78,000 4.875%,  5/15/2029
a
73,703
Pebblebrook Hotel Trust,
Convertible
202,000 1.750%,  12/15/2026 179,679
PNC Bank NA
37,000 2.700%,  10/22/2029 33,115
PNC Financial Services Group,
Inc.
55,000 3.400%,  9/15/2026
c,i
49,175
42,000 6.200%,  9/15/2027
c,i
41,891
42,000 5.582%,  6/12/2029
c
42,986
52,000 6.250%,  3/15/2030
c,i
50,692
86,000 5.492%,  5/14/2030
c
88,109
39,000 6.875%,  10/20/2034
c
43,404
PRA Group, Inc.
14,000 7.375%,  9/1/2025
a
13,988
42,000 8.375%,  2/1/2028
a
42,522

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Financials (5.3%) - continued
Prologis Targeted US Logistics
Fund, LP
$ 57,000 5.250%,  4/1/2029
a
$ 57,921
Prologis, LP
47,000 5.250%,  3/15/2054 45,443
Provident Financing Trust I
36,000 7.405%,  3/15/2038 38,424
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
c
37,621
39,000 6.750%,  3/1/2053
c
40,269
126,000 6.500%,  3/15/2054
c
128,458
36,000 3.700%,  10/1/2050
c
31,722
Public Storage Operating
Company
42,000 5.100%,  8/1/2033 42,575
Realty Income Corporation
39,000 4.875%,  6/1/2026 38,971
83,000 3.200%,  1/15/2027 79,894
56,000 3.950%,  8/15/2027 54,697
Redwood Trust, Inc., Convertible
12,000 7.750%,  6/15/2027 11,790
Regency Centers, LP
60,000 5.250%,  1/15/2034 60,152
Regions Financial Corporation
41,000 2.250%,  5/18/2025 39,948
52,000 5.750%,  6/15/2025
c,i
51,462
Reinsurance Group of America,
Inc.
43,000 6.000%,  9/15/2033 44,805
77,000 5.750%,  9/15/2034 78,763
Rexford Industrial Realty, LP,
Convertible
69,000 4.375%,  3/15/2027
a
69,897
43,000 4.125%,  3/15/2029
a
43,710
RGA Global Funding
36,000 5.500%,  1/11/2031
a
36,831
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,592
28,000 4.500%,  2/15/2029
a
26,527
RLJ Lodging Trust, LP
26,000 4.000%,  9/15/2029
a
23,201
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
55,000 3.625%,  3/1/2029
a
50,490
70,000 3.875%,  3/1/2031
a
62,267
40,000 4.000%,  10/15/2033
a
34,403
Ryan Specialty, LLC
15,000 4.375%,  2/1/2030
a
14,120
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 73,717
41,000 2.490%,  1/6/2028
c
38,212
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
c
73,973
Service Properties Trust
57,000 8.375%,  6/15/2029 56,745
44,000 8.625%,  11/15/2031
a
46,753
Simon Property Group, LP
78,000 2.650%,  7/15/2030 69,687
39,000 6.250%,  1/15/2034 42,104
SLM Corporation
30,000 4.200%,  10/29/2025 29,452
Societe Generale SA
36,000 2.625%,  10/16/2024
a
35,747
Principal
Amount Long-Term Fixed Income (46.7%) Value
Financials (5.3%) - continued
$ 35,000 1.488%,  12/14/2026
a,c
$ 33,135
Standard Chartered plc
59,000 2.608%,  1/12/2028
a,c
55,418
49,000 5.688%,  5/14/2028
a,c
49,666
Starwood Property Trust, Inc.,
Convertible
92,000 6.750%,  7/15/2027 96,800
State Street Corporation
27,000 6.700%,  3/15/2029
c,i
27,029
41,000 4.421%,  5/13/2033
c
39,592
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,c
78,115
Sumitomo Mitsui Financial Group,
Inc.
59,000 2.174%,  1/14/2027 55,410
75,000 5.716%,  9/14/2028 77,630
56,000 2.142%,  9/23/2030 47,806
55,000 5.766%,  1/13/2033 57,681
Summit Hotel Properties, Inc.,
Convertible
77,000 1.500%,  2/15/2026 70,917
Synchrony Financial
34,000 4.250%,  8/15/2024 33,977
28,000 5.935%,  8/2/2030
c
28,173
28,000 7.250%,  2/2/2033 28,637
Synovus Bank
40,000 5.625%,  2/15/2028 39,578
Toronto-Dominion Bank
33,000 8.125%,  10/31/2082
c
34,406
39,000 5.156%,  1/10/2028 39,556
61,000 5.523%,  7/17/2028 62,795
41,000 4.456%,  6/8/2032 39,679
Truist Bank
36,000 2.250%,  3/11/2030 30,788
Truist Financial Corporation
80,000 6.047%,  6/8/2027
c
81,326
38,000 1.887%,  6/7/2029
c
34,003
90,000 5.100%,  3/1/2030
c,i
84,060
55,000 5.711%,  1/24/2035
c
56,233
U.S. Bancorp
69,000 5.727%,  10/21/2026
c
69,488
67,000 4.548%,  7/22/2028
c
66,334
22,000 5.836%,  6/12/2034
c
22,838
55,000 5.678%,  1/23/2035
c
56,493
UBS Group AG
31,000 2.593%,  9/11/2025
a,c
30,894
73,000 2.193%,  6/5/2026
a,c
71,064
60,000 4.875%,  2/12/2027
a,c,i
56,507
82,000 3.869%,  1/12/2029
a,c
78,860
UDR, Inc.
83,000 3.000%,  8/15/2031 73,573
UniCredit SPA
28,000 5.861%,  6/19/2032
a,c
27,769
United Wholesale Mortgage, LLC
75,000 5.500%,  4/15/2029
a
72,312
UnitedHealth Group, Inc.
117,000 5.375%,  4/15/2054 116,101
83,000 4.200%,  5/15/2032 79,691
USB Realty Corporation
48,000
6.710%,  (TSFR3M +
1.409%), 1/15/2027
a,c,i
37,248
Ventas Realty, LP, Convertible
100,000 3.750%,  6/1/2026 108,400

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Financials (5.3%) - continued
Vornado Realty, LP
$ 20,000 3.400%,  6/1/2031 $ 16,297
Wells Fargo & Company
90,000 2.406%,  10/30/2025
c
89,302
67,000 3.900%,  3/15/2026
c,i
64,268
84,000 2.188%,  4/30/2026
c
82,014
41,000 3.526%,  3/24/2028
c
39,568
88,000 3.584%,  5/22/2028
c
84,884
67,000 4.808%,  7/25/2028
c
66,827
56,000 7.625%,  9/15/2028
c,e,i
59,566
152,000 4.478%,  4/4/2031
c
148,547
28,000 5.389%,  4/24/2034
c
28,326
28,000 5.557%,  7/25/2034
c
28,627
36,000 6.491%,  10/23/2034
c
39,225
158,000 5.499%,  1/23/2035
c
161,059
Welltower OP, LLC, Convertible
153,000 2.750%,  5/15/2028
a
187,486
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
c
52,863
Willis North America, Inc.
39,000 5.900%,  3/5/2054 39,025
74,000 4.500%,  9/15/2028 72,837
XHR, LP
38,000 4.875%,  6/1/2029
a
35,858
Total 22,276,302
Foreign Government (<0.1%)
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
a
63,883
Saudi Arabian Oil Company
57,000 5.750%,  7/17/2054
a
55,894
Total 119,777
Mortgage-Backed Securities (14.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
236,285 2.000%,  1/1/2052 192,904
1,871,144 2.500%,  5/1/2051 1,591,852
1,238,372 3.500%,  5/1/2052 1,132,048
1,052,373 4.000%,  5/1/2052 994,631
1,239,951 5.000%,  7/1/2053 1,228,169
784,261 5.500%,  7/1/2053 789,242
211,144 5.000%,  8/1/2053 209,966
387,062 5.500%,  9/1/2053 391,163
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,070,161 2.500%,  7/1/2030 1,017,085
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,068,754 3.500%,  5/1/2040 1,014,378
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,630,696 3.000%,  1/1/2052 2,314,016
380,225 2.000%,  2/1/2051 310,500
237,737 2.000%,  2/1/2051 194,141
1,230,048 2.500%,  2/1/2051 1,045,255
1,405,898 2.500%,  2/1/2051 1,189,037
2,539,308 2.000%,  3/1/2051 2,051,274
1,279,734 4.000%,  3/1/2051 1,217,443
2,662,521 3.000%,  3/1/2052 2,330,148
Principal
Amount Long-Term Fixed Income (46.7%) Value
Mortgage-Backed Securities (14.5%) -
continued
$ 1,751,114 2.000%,  4/1/2051 $ 1,411,675
1,624,955 3.000%,  4/1/2051 1,431,727
1,719,154 3.000%,  5/1/2050 1,527,492
446,281 2.000%,  5/1/2051 362,429
840,633 3.000%,  5/1/2051 749,551
886,244 3.000%,  6/1/2050 793,000
358,495 4.000%,  6/1/2052 336,447
387,170 5.000%,  6/1/2053 384,412
2,076,697 2.500%,  7/1/2051 1,777,284
840,848 3.500%,  7/1/2051 775,832
1,014,039 4.000%,  7/1/2052 951,731
1,007,904 2.500%,  8/1/2050 865,002
1,662,311 3.500%,  8/1/2050 1,533,599
1,918,238 3.500%,  8/1/2052 1,742,853
1,188,388 4.500%,  8/1/2052 1,149,043
258,643 5.000%,  8/1/2053 256,799
561,163 3.500%,  9/1/2052 513,407
1,312,135 3.500%,  9/1/2052 1,200,471
221,841 5.000%,  9/1/2052 218,773
280,472 4.500%,  9/1/2053 272,108
904,152 4.500%,  9/1/2053 872,489
1,759,927 4.000%,  10/1/2052 1,657,323
436,790 2.000%,  11/1/2051 355,831
736,202 3.500%,  11/1/2052 673,775
1,783,091 2.000%,  12/1/2050 1,450,724
3,455,170 4.500%,  12/1/2052 3,355,724
200,000 6.000%,  8/1/2041
g
202,836
6,975,000 5.500%,  8/1/2042
g
6,985,681
1,350,000 4.500%,  8/1/2048
g
1,300,347
2,900,000 5.000%,  8/1/2048 2,855,667
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,367,208 2.500%,  3/1/2062 1,912,609
887,633 3.500%,  7/1/2061 792,110
912,409 4.000%,  12/1/2061 844,745
Total 60,726,748
Technology (1.6%)
Advanced Micro Devices, Inc.
41,000 3.924%,  6/1/2032
e
39,058
Akamai Technologies, Inc.,
Convertible
82,000 0.125%,  5/1/2025 90,517
121,000 0.375%,  9/1/2027 122,985
89,000 1.125%,  2/15/2029
a
88,503
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 16,937
Apple, Inc.
81,000 1.650%,  2/8/2031 68,677
197,000 3.750%,  9/12/2047 163,084
Block, Inc.
97,000 6.500%,  5/15/2032
a
98,572
Block, Inc., Convertible
40,000 0.125%,  3/1/2025 38,684
183,000 0.250%,  11/1/2027 153,629
Boost Newco Borrower, LLC
69,000 7.500%,  1/15/2031
a
72,676
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
56,000 3.875%,  1/15/2027 54,897
Broadcom, Inc.
41,000 4.000%,  4/15/2029
a
39,706

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Technology (1.6%) - continued
Cisco Systems, Inc.
$ 78,000 5.350%,  2/26/2064 $ 78,244
Clarivate Science Holdings
Corporation
30,000 3.875%,  7/1/2028
a
28,139
Cloud Software Group, Inc.
145,000 6.500%,  3/31/2029
a
141,338
Consensus Cloud Solutions, Inc.
14,000 6.000%,  10/15/2026
a
13,717
CoreLogic, Inc.
17,000 4.500%,  5/1/2028
a
15,682
CSG Systems International, Inc.,
Convertible
125,000 3.875%,  9/15/2028
a
120,812
Dayforce, Inc., Convertible
12,000 0.250%,  3/15/2026 11,076
Dell International, LLC/EMC
Corporation
28,000 5.300%,  10/1/2029 28,633
Dell, Inc.
52,000 6.500%,  4/15/2038 55,632
Dye & Durham, Ltd.
42,000 8.625%,  4/15/2029
a
42,977
Euronet Worldwide, Inc.,
Convertible
77,000 0.750%,  3/15/2049 74,805
Fiserv, Inc.
76,000 5.350%,  3/15/2031 78,008
20,000 5.600%,  3/2/2033 20,698
76,000 5.450%,  3/15/2034 77,718
Gen Digital, Inc.
2,000 6.750%,  9/30/2027
a
2,034
33,000 7.125%,  9/30/2030
a,e
34,116
Global Payments, Inc.
47,000 5.950%,  8/15/2052 46,332
18,000 2.650%,  2/15/2025 17,724
63,000 4.950%,  8/15/2027 63,133
37,000 3.200%,  8/15/2029 33,906
Global Payments, Inc., Convertible
189,000 1.500%,  3/1/2031
a
178,605
IBM International Capital Private,
Ltd.
58,000 5.300%,  2/5/2054 55,814
II-VI, Inc.
26,000 5.000%,  12/15/2029
a,e
24,801
Intel Corporation
76,000 5.600%,  2/21/2054 75,535
81,000 5.125%,  2/10/2030 82,989
InterDigital, Inc., Convertible
130,000 3.500%,  6/1/2027 211,415
Iron Mountain, Inc.
28,000 4.875%,  9/15/2027
a
27,341
120,000 5.000%,  7/15/2028
a
116,327
85,000 4.875%,  9/15/2029
a
81,214
60,000 4.500%,  2/15/2031
a
55,148
Jabil, Inc.
40,000 5.450%,  2/1/2029 40,658
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031 32,591
Mastercard, Inc.
41,000 2.000%,  11/18/2031 34,581
47,000 4.875%,  5/9/2034 47,630
Principal
Amount Long-Term Fixed Income (46.7%) Value
Technology (1.6%) - continued
Microchip Technology, Inc.
$ 24,000 5.050%,  3/15/2029 $ 24,267
Microchip Technology, Inc.,
Convertible
243,000 0.125%,  11/15/2024 252,720
65,000 0.750%,  6/1/2030
a
65,208
Micron Technology, Inc.
43,000 5.300%,  1/15/2031 43,764
MKS Instruments, Inc., Convertible
261,000 1.250%,  6/1/2030
a
274,963
Moody's Corporation
40,000 4.250%,  8/8/2032 38,484
NCR Atleos Corporation
22,000 9.500%,  4/1/2029
a
24,033
NCR Voyix Corporation
42,000 5.000%,  10/1/2028
a
40,162
87,000 5.125%,  4/15/2029
a
83,118
Neptune Bidco US, Inc.
57,000 9.290%,  4/15/2029
a
55,824
Newfold Digital Holdings Group,
Inc.
17,000 11.750%,  10/15/2028
a
17,178
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
14,000 2.700%,  5/1/2025 13,718
37,000 4.300%,  6/18/2029 36,168
ON Semiconductor Corporation,
Convertible
143,000 Zero Coupon,  5/1/2027 222,060
65,000 0.500%,  3/1/2029 67,013
Open Text Corporation
76,000 3.875%,  12/1/2029
a
68,988
Open Text Holdings, Inc.
70,000 4.125%,  2/15/2030
a
63,847
Oracle Corporation
138,000 6.900%,  11/9/2052 158,335
33,000 6.150%,  11/9/2029 35,140
130,000 2.950%,  4/1/2030 118,078
63,000 6.250%,  11/9/2032 68,008
PayPal Holdings, Inc.
78,000 5.500%,  6/1/2054 77,786
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a,e
13,846
Progress Software Corporation,
Convertible
54,000 1.000%,  4/15/2026 59,019
30,000 3.500%,  3/1/2030
a
31,871
PTC, Inc.
70,000 4.000%,  2/15/2028
a
66,299
RingCentral, Inc.
54,000 8.500%,  8/15/2030
a,e
56,736
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a
34,995
S&P Global, Inc.
41,000 2.900%,  3/1/2032 36,221
Salesforce.com, Inc.
123,000 1.950%,  7/15/2031 103,481
Seagate HDD Cayman
62,760 9.625%,  12/1/2032 71,871
Semtech Corporation, Convertible
15,000 4.000%,  11/1/2028
a
25,775
Sensata Technologies, Inc.
16,000 3.750%,  2/15/2031
a
14,132

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Technology (1.6%) - continued
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
$ 20,000 4.625%,  11/1/2026
a
$ 19,519
SS&C Technologies, Inc.
79,000 5.500%,  9/30/2027
a
78,257
Texas Instruments, Inc.
39,000 5.150%,  2/8/2054 38,619
UKG, Inc.
55,000 6.875%,  2/1/2031
a
56,531
Verint Systems, Inc., Convertible
121,000 0.250%,  4/15/2026 113,280
Verisk Analytics, Inc.
135,000 5.250%,  6/5/2034 136,281
Viavi Solutions, Inc.
49,000 3.750%,  10/1/2029
a
42,495
Viavi Solutions, Inc., Convertible
54,000 1.625%,  3/15/2026 52,244
Vishay Intertechnology, Inc.,
Convertible
221,000 2.250%,  9/15/2030
a
219,453
VMware, LLC
80,000 1.400%,  8/15/2026 74,616
54,000 2.200%,  8/15/2031 45,101
Western Digital Corporation,
Convertible
185,000 3.000%,  11/15/2028
a
269,609
Xerox Holdings Corporation
7,000 5.000%,  8/15/2025
a
6,879
110,000 5.500%,  8/15/2028
a
93,326
Xerox Holdings Corporation,
Convertible
113,000 3.750%,  3/15/2030
a
87,816
Xilinx, Inc.
26,000 2.375%,  6/1/2030 23,043
Ziff Davis, Inc., Convertible
3,000 1.750%,  11/1/2026 2,709
Total 6,820,184
Transportation (0.4%)
Air Canada
56,000 3.875%,  8/15/2026
a
53,863
Air Transport Services Group, Inc.,
Convertible
116,000 3.875%,  8/15/2029
a
102,975
American Airlines Group, Inc.
16,000 3.750%,  3/1/2025
a,e
15,739
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
130,083 5.500%,  4/20/2026
a
129,212
27,253 5.750%,  4/20/2029
a
26,632
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
34,000 5.375%,  3/1/2029
a,e
31,119
Burlington Northern Santa Fe, LLC
39,000 5.500%,  3/15/2055 40,039
Canadian Pacific Railway
Company
76,000 1.750%,  12/2/2026 71,076
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028 79,295
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
33,784 4.500%,  10/20/2025
a
33,619
Principal
Amount Long-Term Fixed Income (46.7%) Value
Transportation (0.4%) - continued
ERAC USA Finance, LLC
$ 79,000 3.850%,  11/15/2024
a
$ 78,629
79,000 5.200%,  10/30/2034
a
80,185
Hawaiian Brand Intellectual
Property, Ltd./HawaiianMiles
Loyalty, Ltd.
25,575 11.000%,  4/15/2029
a
24,386
Mileage Plus Holdings, LLC
67,800 6.500%,  6/20/2027
a
68,402
Norfolk Southern Corporation
58,000 4.450%,  3/1/2033 56,251
Penske Truck Leasing Company,
LP/PTL Finance Corporation
30,000 1.200%,  11/15/2025
a
28,542
51,000 5.750%,  5/24/2026
a
51,510
39,000 1.700%,  6/15/2026
a
36,585
Rand Parent, LLC
60,000 8.500%,  2/15/2030
a,e
59,332
RXO, Inc.
57,000 7.500%,  11/15/2027
a
58,568
Ryder System, Inc.
46,000 2.850%,  3/1/2027 43,825
Southwest Airlines Company
36,000 5.125%,  6/15/2027 36,157
Southwest Airlines Company,
Convertible
167,000 1.250%,  5/1/2025 165,246
Stena International SA
44,000 7.250%,  1/15/2031
a
45,011
United Airlines, Inc.
51,000 4.375%,  4/15/2026
a
49,724
28,000 4.625%,  4/15/2029
a
26,461
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
15,388
59,000 6.375%,  2/1/2030
a,e
46,998
Total 1,554,769
U.S. Government & Agencies (5.0%)
U.S. Treasury Bonds
200,000 4.250%,  2/15/2054 196,687
2,900,000 4.750%,  11/15/2053 3,095,297
1,490,000 3.250%,  5/15/2042 1,278,723
4,470,000 3.375%,  8/15/2042 3,898,329
U.S. Treasury Notes
1,800,000 4.250%,  12/31/2025 1,793,320
1,990,000 0.500%,  2/28/2026 1,871,377
590,000 0.500%,  4/30/2027 535,356
1,580,000 1.125%,  2/29/2028 1,429,098
3,500,000 4.125%,  7/31/2028 3,518,184
870,000 1.375%,  11/15/2031 727,333
1,000,000 4.125%,  11/15/2032 1,007,656
690,000 3.375%,  5/15/2033 656,309
800,000 4.000%,  2/15/2034 796,625
Total 20,804,294
Utilities (1.6%)
AEP Texas, Inc.
42,000 4.700%,  5/15/2032 40,738
AES Corporation
30,000 7.600%,  1/15/2055
c
30,527
73,000 3.950%,  7/15/2030
a
67,805

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Utilities (1.6%) - continued
Algonquin Power & Utilities
Corporation
$ 45,000 4.750%,  1/18/2082
c
$ 41,136
Alliant Energy Corporation,
Convertible
69,000 3.875%,  3/15/2026
e
69,655
Ameren Corporation
46,000 1.750%,  3/15/2028 41,410
American Electric Power
Company, Inc.
50,000 6.950%,  12/15/2054
c
50,578
38,000 5.200%,  1/15/2029 38,499
38,000 2.300%,  3/1/2030 33,120
20,000 5.625%,  3/1/2033 20,514
American Water Capital
Corporation
57,000 5.450%,  3/1/2054 56,553
American Water Capital
Corporation, Convertible
109,000 3.625%,  6/15/2026 109,817
Arizona Public Service Company
39,000 5.550%,  8/1/2033 39,727
Atmos Energy Corporation
42,000 5.900%,  11/15/2033 44,814
Calpine Corporation
52,000 4.500%,  2/15/2028
a
49,813
CenterPoint Energy, Inc.
36,000 2.500%,  9/1/2024 35,888
57,000 1.450%,  6/1/2026 53,490
57,000 2.650%,  6/1/2031 49,060
CenterPoint Energy, Inc.,
Convertible
115,000 4.250%,  8/15/2026
a
114,080
CMS Energy Corporation,
Convertible
89,000 3.375%,  5/1/2028 90,691
Consolidated Edison Company of
New York, Inc.
117,000 5.700%,  5/15/2054 120,053
Constellation Energy Generation,
LLC
59,000 5.750%,  3/15/2054 58,763
40,000 5.800%,  3/1/2033 41,606
Dominion Energy, Inc.
47,000 6.875%,  2/1/2055
c
48,789
47,000 7.000%,  6/1/2054
c
49,359
32,000 3.071%,  8/15/2024 31,966
46,000 3.375%,  4/1/2030 42,400
DTE Energy Company
63,000 4.220%,  11/1/2024 62,701
36,000 4.875%,  6/1/2028 36,009
Duke Energy Carolinas, LLC
119,000 5.400%,  1/15/2054 117,818
Duke Energy Corporation
49,000 3.250%,  1/15/2082
c
44,427
54,000 5.800%,  6/15/2054 54,024
16,000 4.875%,  9/16/2024
c,i
15,892
96,000 2.450%,  6/1/2030 84,649
40,000 4.500%,  8/15/2032 38,380
43,000 5.750%,  9/15/2033
e
44,746
Duke Energy Corporation,
Convertible
199,000 4.125%,  4/15/2026 204,572
Principal
Amount Long-Term Fixed Income (46.7%) Value
Utilities (1.6%) - continued
Duke Energy Ohio, Inc.
$ 39,000 5.550%,  3/15/2054 $ 39,075
Edison International
27,000 7.875%,  6/15/2054
c
28,261
52,000 4.950%,  4/15/2025 51,763
50,000 5.000%,  12/15/2026
c,e,i
48,053
74,000 5.450%,  6/15/2029 75,306
Enel Finance International NV
80,000 1.375%,  7/12/2026
a
74,942
Entergy Corporation
29,000 0.900%,  9/15/2025 27,720
38,000 1.900%,  6/15/2028 34,146
Evergy, Inc.
36,000 2.450%,  9/15/2024 35,849
Evergy, Inc., Convertible
142,000 4.500%,  12/15/2027
a
149,384
Eversource Energy
91,000 4.600%,  7/1/2027 90,281
Exelon Corporation
154,000 5.600%,  3/15/2053 152,698
38,000 4.050%,  4/15/2030 36,572
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
95,297
FirstEnergy Corporation,
Convertible
176,000 4.000%,  5/1/2026 178,992
Georgia Power Company
25,000 4.950%,  5/17/2033 25,003
ITC Holdings Corporation
40,000 4.950%,  9/22/2027
a
40,159
Jersey Central Power & Light
Company
81,000 2.750%,  3/1/2032
a
68,839
MidAmerican Energy Company
158,000 5.300%,  2/1/2055 154,460
National Rural Utilities Cooperative
Finance Corporation
39,000 4.850%,  2/7/2029 39,484
NextEra Energy Capital Holdings,
Inc.
39,000 3.800%,  3/15/2082
c
36,310
67,000 6.750%,  6/15/2054
c
69,644
39,000 6.051%,  3/1/2025 39,161
38,000 2.250%,  6/1/2030 33,110
NextEra Energy Capital Holdings,
Inc., Convertible
69,000 3.000%,  3/1/2027
a
83,145
NextEra Energy Operating
Partners, LP
101,000 3.875%,  10/15/2026
a
96,925
NextEra Energy Partners, LP,
Convertible
194,000 Zero Coupon,  11/15/2025
a,e
177,219
36,000 2.500%,  6/15/2026
a,e
33,117
NiSource, Inc.
32,000 6.950%,  11/30/2054
c
32,451
37,000 2.950%,  9/1/2029 33,952
Northern States Power Company/
MN
39,000 5.400%,  3/15/2054 38,836
NRG Energy, Inc.
48,000 2.000%,  12/2/2025
a
45,868
41,000 10.250%,  3/15/2028
a,c,i
45,432
24,000 3.375%,  2/15/2029
a
21,600

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.7%) Value
Utilities (1.6%) - continued
$ 30,000 5.250%,  6/15/2029
a
$ 29,171
NRG Energy, Inc., Convertible
66,000 2.750%,  6/1/2048 122,251
Oncor Electric Delivery Company,
LLC
51,000 5.550%,  6/15/2054
a
51,605
Pacific Gas and Electric Company
39,000 6.750%,  1/15/2053 41,830
76,000 5.550%,  5/15/2029 77,628
80,000 6.950%,  3/15/2034 88,255
PG&E Corporation
58,000 5.000%,  7/1/2028 56,574
PG&E Corporation, Convertible
277,000 4.250%,  12/1/2027
a
285,725
Pinnacle West Capital Corporation,
Convertible
39,000 4.750%,  6/15/2027
a
41,106
PNM Resources, Inc., Convertible
46,000 5.750%,  6/1/2054
*
48,806
PPL Capital Funding, Inc.,
Convertible
112,000 2.875%,  3/15/2028 111,328
Public Service Enterprise Group,
Inc.
40,000 5.875%,  10/15/2028 41,587
37,000 1.600%,  8/15/2030 30,786
San Diego Gas & Electric
Company
39,000 5.550%,  4/15/2054 39,384
Sempra
72,000 4.875%,  10/15/2025
c,e,i
70,530
Southern California Edison
Company
77,000 5.450%,  6/1/2031 79,503
19,000 5.950%,  11/1/2032 20,114
Southern Company
41,000 4.475%,  8/1/2024 41,000
50,000 5.700%,  10/15/2032 52,299
29,000 4.000%,  1/15/2051
c
28,167
90,000 3.750%,  9/15/2051
c
84,850
Southern Company, Convertible
234,000 3.875%,  12/15/2025 247,455
33,000 4.500%,  6/15/2027
a
34,534
Talen Energy Supply, LLC
54,000 8.625%,  6/1/2030
a
58,192
TerraForm Power Operating, LLC
120,000 5.000%,  1/31/2028
a
115,640
Virginia Electric and Power
Company
54,000 5.350%,  1/15/2054 52,746
Vistra Corporation
28,000 8.000%,  10/15/2026
a,c,i
28,662
69,000 7.000%,  12/15/2026
a,c,i
69,396
Vistra Operations Company, LLC
82,000 5.125%,  5/13/2025
a
81,588
167,000 5.000%,  7/31/2027
a
163,516
WEC Energy Group, Inc.,
Convertible
77,000 4.375%,  6/1/2027
a
78,771
69,000 4.375%,  6/1/2029
a
71,070
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 43,675
Principal
Amount Long-Term Fixed Income (46.7%) Value
Utilities (1.6%) - continued
$ 60,000 4.600%,  6/1/2032 $ 57,812
Total 6,952,679
Total Long-Term Fixed Income
(cost $198,288,669) 195,486,797
Shares Common Stock ( 33.4% ) Value
Communications Services (2.3%)
4,847 Alphabet, Inc., Class A 831,454
19,328 Alphabet, Inc., Class C 3,346,643
4,190 Cogent Communications Holdings 295,772
14,464 Comcast Corporation 596,929
47 Electronic Arts, Inc. 7,094
565 Emerald Holding, Inc.
k
3,204
6,374 Meta Platforms, Inc. 3,026,566
314 Netflix, Inc.
k
197,302
8,724 QuinStreet, Inc.
k
163,139
15 Tripadvisor, Inc.
k
265
20,976 Verizon Communications, Inc. 849,948
21,668 Warner Brothers Discovery, Inc.
k
187,428
Total 9,505,744
Consumer Discretionary (3.4%)
18,001 Amazon.com, Inc.
k
3,365,827
3,789 Aptiv plc
k
262,919
3,652 Best Buy Company, Inc. 315,971
91 Booking Holdings, Inc. 338,066
1,235 Boot Barn Holdings, Inc.
k
164,848
2,169 Brunswick Corporation 176,665
3,758 Chipotle Mexican Grill, Inc.
k
204,134
4,427 Columbia Sportswear Company 361,686
11,066 Cooper-Standard Holdings, Inc.
k
163,555
2,361 Crocs, Inc.
k
317,248
1,578 D.R. Horton, Inc. 283,929
6,888 eBay, Inc. 383,042
2,862 Expedia Group, Inc.
k
365,391
2,103 Garmin, Ltd. 360,139
1,028 Grand Canyon Education, Inc.
k
160,317
2,445 Hilton Worldwide Holdings, Inc. 524,868
1,956 Home Depot, Inc. 720,121
2,110 Lowe's Companies, Inc. 518,026
669 Lululemon Athletica, Inc.
k
173,043
1,362 McDonald's Corporation 361,475
679 Meritage Homes Corporation 137,749
8,548 Mobileye Global, Inc.
k
179,508
90 NVR, Inc.
k
774,673
293 O'Reilly Automotive, Inc.
k
330,018
75 Ross Stores, Inc. 10,742
8,180 Savers Value Village, Inc.
k
83,354
5,322 SharkNinja, Inc. 408,996
6,667 Skyline Champion Corporation
k
543,427
3,225 Sony Group Corporation ADR 285,703
136 Starbucks Corporation 10,601
9,565 Stoneridge, Inc.
k
160,788
4,205 Tesla, Inc.
k
975,854
1,323 Texas Roadhouse, Inc. 231,009
4,611 Wyndham Hotels & Resorts, Inc. 349,145
9,171 Yum China Holding, Inc. 277,331
Total 14,280,168
Consumer Staples (1.7%)
4,391 Altria Group, Inc. 215,203
5,854 BJ's Wholesale Club Holdings,
Inc.
k
514,918

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.4%) Value
Consumer Staples (1.7%) - continued
492 Casey's General Stores, Inc. $ 190,817
5,074 Coca-Cola Company 338,639
485 Colgate-Palmolive Company 48,107
187 Costco Wholesale Corporation 153,714
27,445 Coty, Inc.
k
273,078
922 J & J Snack Foods Corporation 155,541
1,599 J.M. Smucker Company 188,602
2,775 John B. Sanfilippo & Son, Inc. 291,014
20,098 Kenvue, Inc. 371,612
703 Keurig Dr Pepper, Inc. 24,099
4,277 Lamb Weston Holdings, Inc. 256,706
1,435 Lancaster Colony Corporation 277,041
10,390 Philip Morris International, Inc. 1,196,512
5,035 Pilgrim's Pride Corporation
k
207,593
1,547 Procter & Gamble Company 248,696
6,760 Sysco Corporation 518,154
5,023 Turning Point Brands, Inc. 189,468
4,040 Tyson Foods, Inc. 246,036
18,958 Walmart, Inc. 1,301,277
Total 7,206,827
Energy (1.6%)
1,019 Archrock, Inc. 21,124
197 Baker Hughes Company 7,628
7,296 Chesapeake Energy Corporation 556,904
104 Chevron Corporation 16,689
708 Civitas Resources, Inc. 49,390
5,537 ConocoPhillips 615,714
20,487 Devon Energy Corporation 963,504
18,996 Enterprise Products Partners, LP 548,225
2,961 EOG Resources, Inc. 375,455
11,633 Exxon Mobil Corporation 1,379,557
19,291 Halliburton Company 669,012
1,923 Marathon Petroleum Corporation 340,409
2,553 Matador Resources Company 156,958
23,181 NOV, Inc. 482,628
253 Permian Resources Corporation 3,881
1,666 Schlumberger NV 80,451
3,549 Shell plc ADR 259,858
5,800 TechnipFMC plc 171,100
686 Williams Companies, Inc. 29,457
Total 6,727,944
Financials (5.0%)
1,557 Allstate Corporation 266,434
16,950 Ally Financial, Inc. 762,919
1,142 American Express Company 288,972
4,907 American International Group, Inc. 388,782
1,302 Ameriprise Financial, Inc. 559,951
4,844 Arch Capital Group, Ltd.
k
463,958
22,588 Bank of America Corporation 910,522
97 Bank of Marin Bancorp 1,970
4,876 Bank of N.T. Butterfield & Son, Ltd. 186,946
5,127 Bank of New York Mellon
Corporation 333,614
776 Bank OZK 36,387
837 Berkshire Hathaway, Inc.
k
367,024
11,406 Bridgewater Bancshares, Inc.
k
157,517
949 Brookline Bancorp, Inc. 9,955
1,537 Brown & Brown, Inc. 152,824
2,350 Capital One Financial Corporation 355,790
756 Cboe Global Markets, Inc. 138,734
1,242 Central Pacific Financial
Corporation 32,404
9,946 Charles Schwab Corporation 648,380
Shares Common Stock (33.4%) Value
Financials (5.0%) - continued
2,996 Chubb, Ltd. $ 825,877
773 Citigroup, Inc. 50,152
1,414 Columbia Banking System, Inc. 36,990
594 Community Trust Bancorp, Inc. 30,128
2,923 Discover Financial Services 420,883
1,061 Ellington Credit Company 7,448
495 Enterprise Financial Services
Corporation 26,171
14,877 F.N.B. Corporation 228,213
555 FactSet Research Systems, Inc. 229,265
192 Financial Institutions, Inc. 5,053
118 First Citizens BancShares, Inc./NC 246,347
134 First Mid-Illinois Bancshares, Inc. 5,144
928 Fiserv, Inc.
k
151,793
4,527 Glacier Bancorp, Inc. 202,402
467 Great Southern Bancorp, Inc. 29,239
1,658 Hanmi Financial Corporation 33,823
62 Hartford Financial Services Group,
Inc. 6,877
458 Heritage Financial Corporation 10,612
495 Hometrust Bancshares, Inc. 17,558
1,484 Hope Bancorp, Inc. 19,529
1,826 Houlihan Lokey, Inc. 274,356
273 Independent Bank Corporation/MI 9,470
9,285 Intercontinental Exchange, Inc. 1,407,235
7,777 J.P. Morgan Chase & Company 1,654,946
522 Kearny Financial Corporation/MD 3,758
20,252 KeyCorp 326,665
2,013 Kinsale Capital Group, Inc. 920,082
2,700 Marsh & McLennan Companies,
Inc. 600,939
831 Mastercard, Inc. 385,343
5,574 MetLife, Inc. 428,362
1,001 MidWestOne Financial Group, Inc. 29,339
269 Moody's Corporation 122,793
66 MSCI, Inc. 35,690
7,862 Nasdaq, Inc. 532,100
3,323 Northern Trust Corporation 294,584
2,296 NU Holdings, Ltd./Cayman
Islands
k
27,850
1,796 OceanFirst Financial Corporation 32,633
269 OFG Bancorp 12,218
5,911 PayPal Holdings, Inc.
k
388,826
87 PNC Financial Services Group,
Inc. 15,756
1,482 Progressive Corporation 317,326
3,203 Prosperity Bancshares, Inc. 232,282
7,688 Radian Group, Inc. 285,225
2,505 RLI Corporation 377,228
409 S&P Global, Inc. 198,255
561 SEI Investments Company 38,058
2,545 Tradeweb Markets, Inc. 284,226
3,323 Triumph Financial, Inc.
k
301,496
161 Truist Financial Corporation 7,195
115 TrustCo Bank Corporation NY 4,095
372 U.S. Bancorp 16,695
4,074 Valley National Bancorp 34,222
1,128 Visa, Inc. 299,676
1,120 Voya Financial, Inc. 81,458
793 Webster Financial Corporation 39,349
19,695 Wells Fargo & Company 1,168,701
7,410 Western Alliance Bancorp 596,209
98 Willis Towers Watson plc 27,663

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.4%) Value
Financials (5.0%) - continued
6,745 Zions Bancorp NA $ 348,514
Total 20,807,405
Health Care (3.8%)
3,391 Abbott Laboratories 359,243
403 AbbVie, Inc. 74,684
3,380 Agilent Technologies, Inc. 477,932
789 Align Technology, Inc.
k
182,953
1,842 Amgen, Inc. 612,410
3,654 AMN Healthcare Services, Inc.
k
247,084
4,373 AstraZeneca plc ADR 346,123
13,217 Avantor, Inc.
k
353,555
879 Biogen, Inc.
k
187,403
1,615 Boston Scientific Corporation
k
119,316
302 Centene Corporation
k
23,230
871 Charles River Laboratories
International, Inc.
k
212,611
377 Chemed Corporation 214,950
1,293 Cigna Group 450,830
2,252 Danaher Corporation 623,984
3,215 Edwards Lifesciences Corporation
k
202,706
1,478 Elevance Health, Inc. 786,340
1,308 Eli Lilly & Company 1,051,985
2,217 Encompass Health Corporation 206,048
7,920 Gilead Sciences, Inc. 602,395
2,740 Haemonetics Corporation
k
246,737
1,248 Humana, Inc. 451,289
1,049 Intuitive Surgical, Inc.
k
466,396
6,272 Johnson & Johnson 990,035
2,978 Labcorp Holdings, Inc. 641,580
5,667 Medtronic plc 455,173
8,953 Merck & Company, Inc. 1,012,853
738 Molina Healthcare, Inc.
k
251,857
17,653 Option Care Health, Inc.
k
524,118
1,075 Penumbra, Inc.
k
179,622
2,656 Pfizer, Inc. 81,114
4,294 Progyny, Inc.
k
121,091
1,578 Repligen Corporation
k
264,078
4,914 Sanofi SA ADR 254,594
1,487 Sarepta Therapeutics, Inc.
k
211,511
8,528 Stevanato Group SPA 176,359
754 Stryker Corporation 246,897
637 Thermo Fisher Scientific, Inc. 390,698
2,837 Twist Bioscience Corporation
k
158,333
328 UnitedHealth Group, Inc. 188,981
567 Varex Imaging Corporation
k
8,386
808 Vertex Pharmaceuticals, Inc.
k
400,542
14,242 Viemed Healthcare, Inc.
k
102,685
4,349 Zimmer Biomet Holdings, Inc. 484,261
2,509 Zoetis, Inc. 451,720
Total 16,096,692
Industrials (4.6%)
3,252 Advanced Drainage Systems, Inc. 575,734
1,669 AECOM 151,228
7,988 Air Lease Corporation 396,365
1,692 AMETEK, Inc. 293,528
324 Armstrong World Industries, Inc. 42,574
1,309 Automatic Data Processing, Inc. 343,770
720 Axon Enterprise, Inc.
k
216,007
1,945 AZEK Company, Inc.
k
87,311
12,332 Badger Infrastructure Solutions,
Ltd. 348,349
252 Brady Corporation 18,046
1,759 BWX Technologies, Inc. 175,003
Shares Common Stock (33.4%) Value
Industrials (4.6%) - continued
1,618 Caterpillar, Inc. $ 560,152
38,568 CNH Industrial NV 410,749
24,593 CSX Corporation 863,214
4,523 Dayforce, Inc.
e,k
268,123
8,824 Delta Air Lines, Inc. 379,608
5,963 ExlService Holdings, Inc.
k
210,255
2,030 Expeditors International of
Washington, Inc. 253,385
15,388 Fastenal Company 1,088,701
1,799 Ferguson Enterprises, Inc. 400,547
8,390 Flowserve Corporation 424,114
5,917 Fluor Corporation
k
284,608
1,714 General Dynamics Corporation 511,989
534 Graco, Inc. 45,417
4,573 Helios Technologies, Inc. 210,129
2,439 Honeywell International, Inc. 499,385
8,561 Howmet Aerospace, Inc. 819,288
1,784 Ingersoll Rand, Inc. 179,114
2,509 Jacobs Solutions, Inc. 367,192
17,013 Janus International Group, Inc.
k
245,327
1,999 JB Hunt Transport Services, Inc. 346,127
5,318 Knight-Swift Transportation
Holdings, Inc. 289,459
2,287 Korn Ferry 168,598
1,985 L3Harris Technologies, Inc. 450,377
1,102 Landstar System, Inc. 209,655
882 Leidos Holdings, Inc. 127,361
1,201 Lincoln Electric Holdings, Inc. 246,697
13,784 Masterbrand, Inc.
k
248,801
3,238 Maximus, Inc. 300,778
2,233 Miller Industries, Inc. 151,710
1,291 Moog, Inc. 253,165
778 Northrop Grumman Corporation 376,801
1,530 Old Dominion Freight Line, Inc. 321,575
1,263 Owens Corning, Inc. 235,398
300 Parker-Hannifin Corporation 168,348
1,160 Pentair plc 101,929
1,339 Quanta Services, Inc. 355,344
4,168 Robert Half, Inc. 267,544
1,027 Rockwell Automation, Inc. 286,174
8,795 Schneider National, Inc. 236,673
540 Simpson Manufacturing Company,
Inc. 103,729
2,775 Tennant Company 298,840
6,924 Timken Company 602,042
1,192 Trane Technologies plc 398,462
7,196 Uber Technologies, Inc.
k
463,926
176 Union Pacific Corporation 43,424
5,461 United Parcel Service, Inc. 711,951
856 United Rentals, Inc. 648,078
115 Waste Management, Inc. 23,306
3,663 WNS Holdings, Ltd.
k
218,241
Total 19,323,725
Information Technology (7.7%)
610 Adobe, Inc.
k
336,507
4,267 Advanced Micro Devices, Inc.
k
616,496
3,310 Amphenol Corporation 212,701
21,453 Apple, Inc. 4,764,282
3,122 Applied Materials, Inc. 662,488
1,261 AppLovin Corporation
k
97,223
183 Arista Networks, Inc.
k
63,419
1,806 ASGN, Inc.
k
170,974
2,074 Autodesk, Inc.
k
513,357
5,689 Broadcom, Inc. 914,109

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.4%) Value
Information Technology (7.7%) - continued
1,865 CDW Corporation $ 406,775
8,052 Ciena Corporation
k
424,663
17,477 Cisco Systems, Inc. 846,761
5,315 Cohu, Inc.
k
170,027
2,026 Crane NXT Company 127,395
2,027 Datadog, Inc.
k
236,024
5,876 DocuSign, Inc.
k
326,000
2,115 Enphase Energy, Inc.
k
243,458
1,199 Fabrinet
k
264,451
1,237 FormFactor, Inc.
k
66,254
4,610 Fortinet, Inc.
k
267,564
1,135 Gilat Satellite Networks, Ltd.
k
5,164
1,788 GoDaddy, Inc.
k
260,065
2,492 Guidewire Software, Inc.
k
373,974
630 Insight Enterprises, Inc.
k
141,435
5,747 International Business Machines
Corporation 1,104,229
4,140 JFrog, Ltd.
k
159,638
321 KLA Corporation 264,205
128 Lam Research Corporation 117,919
727 Littelfuse, Inc. 194,189
12,762 Microsoft Corporation 5,338,983
983 MongoDB, Inc.
k
248,070
703 Motorola Solutions, Inc. 280,441
476 NetApp, Inc. 60,442
41,050 NVIDIA Corporation 4,803,671
2,708 ON Semiconductor Corporation
k
211,901
824 Onto Innovation, Inc.
k
157,631
2,790 Plexus Corporation
k
357,594
2,404 Qorvo, Inc.
k
287,999
8,162 QUALCOMM, Inc. 1,476,914
69 RingCentral, Inc.
k
2,418
3,096 Salesforce, Inc. 801,245
13,493 Samsung Electronics Company,
Ltd. 832,009
1,259 ServiceNow, Inc.
k
1,025,317
2,475 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 410,355
9,140 Trimble, Inc.
k
498,496
18,629 TTM Technologies, Inc.
k
361,030
534 Universal Display Corporation 118,879
7,319 Varonis Systems, Inc.
k
403,496
598 VeriSign, Inc.
k
111,832
Total 32,140,469
Materials (1.2%)
1,694 Albemarle Corporation 158,677
4,335 Alcoa Corporation 143,228
3,053 Ball Corporation 194,873
1,709 Celanese Corporation 241,225
5,896 CF Industries Holdings, Inc. 450,395
4,212 Corteva, Inc. 236,293
103 Eagle Materials, Inc. 28,047
4,078 Eastman Chemical Company 421,380
2,042 Ecolab, Inc. 471,069
2,303 Greif, Inc. 153,564
4,493 Ingevity Corporation
k
206,184
15,625 Ivanhoe Mines, Ltd.
k
204,274
842 Linde plc 381,847
4,592 Nucor Corporation 748,221
4,115 Steel Dynamics, Inc. 548,200
13,842 Tronox Holdings plc 223,687
2,638 United States Lime & Minerals, Inc. 224,362
Shares Common Stock (33.4%) Value
Materials (1.2%) - continued
2,494 West Fraser Timber Company, Ltd. $ 221,193
Total 5,256,719
Real Estate (1.1%)
3,469 Agree Realty Corporation 239,257
2,627 Alexandria Real Estate Equities,
Inc. 308,121
1,692 AvalonBay Communities, Inc. 346,725
2,294 CBRE Group, Inc.
k
258,557
4,042 Crown Castle, Inc. 444,943
19,721 Cushman and Wakefield plc
k
258,542
803 EastGroup Properties, Inc. 150,153
399 Equinix, Inc. 315,306
11,753 Essential Properties Realty Trust,
Inc. 347,771
1,195 Extra Space Storage, Inc. 190,746
19,762 Healthcare Realty Trust, Inc. 349,590
226 Invitation Homes, Inc. 7,971
211 Kite Realty Group Trust 5,203
8,742 National Storage Affiliates Trust 372,147
1,782 Phillips Edison and Company, Inc. 62,548
1,916 SBA Communications Corporation 420,639
925 STAG Industrial, Inc. 37,749
5,564 Terreno Realty Corporation 380,633
Total 4,496,601
Utilities (1.0%)
6,101 Alliant Energy Corporation 339,582
505 American Water Works Company,
Inc. 71,892
10,603 CenterPoint Energy, Inc. 294,233
1,960 Constellation Energy Corporation 372,008
4,917 Duke Energy Corporation 537,281
4,260 Entergy Corporation 494,032
5,705 Evergy, Inc. 330,890
11,622 NiSource, Inc. 363,187
1,466 Northwestern Energy Group, Inc. 78,827
3,033 Portland General Electric
Company 143,703
5,879 Public Service Enterprise Group,
Inc. 468,968
2,000 Spire, Inc. 133,180
2,423 UGI Corporation 60,042
2,950 Vistra Energy Corporation 233,699
6,297 Xcel Energy, Inc. 366,989
Total 4,288,513
Total Common Stock
(cost $96,897,017) 140,130,807
Shares
Registered Investment
Companies ( 12.7% ) Value
U.S. Affiliated  (11.9%)
2,566,457 Thrivent Core Emerging Markets
Debt Fund 20,762,634
2,634,245 Thrivent Core International Equity
Fund 28,924,014
Total 49,686,648
U.S. Unaffiliated  (0.8%)
22,152 Aberdeen Asia-Pacific Income
Fund, Inc. 62,025
11,251 abrdn Income Credit Strategies
Fund 73,469

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (12.7%) Value
U.S. Unaffiliated  (0.8%)- continued
7,154 AllianceBernstein Global High
Income Fund, Inc. $ 75,904
10,592 Allspring Income Opportunities
Fund 73,826
1,654 BlackRock Core Bond Trust 18,541
6,950 BlackRock Corporate High Yield
Fund, Inc. 68,527
8,308 BlackRock Credit Allocation
Income Trust 89,976
713 BlackRock Debt Strategies Fund,
Inc. 7,843
1,793 BlackRock Enhanced Equity
Dividend Trust 15,276
8,376 BlackRock Enhanced Global
Dividend Trust 90,545
4,400 BlackRock Enhanced International
Dividend Trust 24,552
250 BlackRock Floating Rate Income
Strategies Fund, Inc. 3,390
1,633 BlackRock Income Trust, Inc. 19,825
2,585 BlackRock Multi-Sector Income
Trust 38,232
6,163 Blackstone Strategic Credit 2027
Term Fund 74,264
7,118 Eaton Vance Limited Duration
Income Fund 70,326
2,650 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 22,419
1,273 Invesco Dynamic Credit
Opportunities Fund
h
13,282
7,000 Invesco Preferred ETF 81,200
15,481 iShares Broad USD High Yield
Corporate Bond ETF 571,249
3,349 iShares iBoxx $ Investment Grade
Corporate Bond ETF
e
366,916
8,023 iShares Preferred and Income
Securities ETF
e
254,409
14,336 Nuveen Credit Strategies Income
Fund 82,145
4,351 Nuveen Preferred Income
Opportunities Fund 33,416
7,052 PGIM Global High Yield Fund, Inc. 87,445
7,054 PGIM High Yield Bond Fund, Inc. 95,441
1,839 Pimco Dynamic Income Fund
e
34,923
1,959 SPDR S&P Biotech ETF
e
194,059
509 Tri-Continental Corporation 16,227
3,716 Vanguard Intermediate-Term
Corporate Bond ETF 303,560
3,600 Vanguard Short-Term Corporate
Bond ETF 281,628
2,950 Virtus Convertible & Income Fund 10,148
4,842 Virtus Dividend, Interest &
Premium Strategy Fund 61,542
575 Virtus Equity & Convertible Income
Fund 12,966
12,371 Voya Global Equity Dividend &
Premium Opportunity Fund 69,525
17,387 Western Asset High Income
Opportunity Fund, Inc. 68,331
Total 3,467,352
Total Registered Investment
Companies (cost $52,323,004) 53,154,000
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
4,518,926 Thrivent Cash Management Trust $ 4,518,926
Total Collateral Held for
Securities Loaned
(cost $4,518,926) 4,518,926
Shares Preferred Stock ( 0.6% ) Value
Basic Materials (<0.1%)
4,362 Albemarle Corporation,
Convertible, 7.250% 195,069
Total 195,069
Communications Services (<0.1%)
7,175 AT&T, Inc., 4.750%
i
142,711
3,000 Telephone and Data Systems, Inc.,
6.000%
i
51,780
Total 194,491
Financials (0.5%)
2,475 AEGON Funding Company, LLC,
5.100% 52,693
5,200 Allstate Corporation, 5.100%
i
112,684
3,029 Apollo Global Management, Inc.,
Convertible, 6.750% 205,972
5,600 Bank of America Corporation,
4.250%
i
104,328
246 Bank of America Corporation,
Convertible, 7.250%
i
294,464
5,050 Capital One Financial Corporation,
5.000%
i
98,626
550 Citizens Financial Group, Inc.,
7.375%
i,k
14,058
2,875 Equitable Holdings, Inc., 5.250%
i
63,077
4,500 J.P. Morgan Chase & Company,
4.200%
i
88,470
3,350 J.P. Morgan Chase & Company,
4.750%
i
73,097
3,150 KeyCorp, 6.200%
c,i
72,230
2,600 Morgan Stanley, 4.250%
i
48,516
2,290 Morgan Stanley, 5.850%
c,i
55,876
2,800 Morgan Stanley, 7.125%
c,i
71,008
2,875 Public Storage, 4.125%
i
52,699
1,125 Public Storage, 4.625%
i
22,815
300 Public Storage, 4.700%
i
6,195
775 Regions Financial Corporation,
5.700%
c,i
17,918
725 Synovus Financial Corporation,
8.417%
c,i
18,343
2,650 U.S. Bancorp, 4.000%
i
46,481
4,500 Wells Fargo & Company, 4.250%
i
83,565
2,350 Wells Fargo & Company, 4.750%
i
47,940
284 Wells Fargo & Company,
Convertible, 7.500%
i
341,581
Total 1,992,636
Utilities (0.1%)
4,150 CMS Energy Corporation, 4.200%
i
77,854
4,353 NextEra Energy, Inc., Convertible,
6.926%
e
192,228
2,750 Southern Company, 4.950% 59,840
Total 329,922
Total Preferred Stock
(cost $3,036,482) 2,712,118

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 9.0% ) Value
Federal Home Loan Bank Discount
Notes
1,200,000 5.245%, 8/16/2024
l,m
$ 1,197,197
800,000 5.225%, 9/17/2024
l,m
794,405
500,000 5.240%, 9/18/2024
l,m
496,431
100,000 5.170%, 10/9/2024
l,m
99,005
100,000 5.200%, 10/16/2024
l,m
98,905
100,000 5.194%, 10/18/2024
l,m
98,876
Thrivent Core Short-Term Reserve
Fund
3,463,165 5.600% 34,631,654
U.S. Treasury Bills
100,000 5.243%, 8/15/2024
l,n
99,795
Total Short-Term Investments
(cost $37,507,759) 37,516,268
Total Investments (cost
$392,571,857) 103.5% $433,518,916
Other Assets and Liabilities, Net
(3.5%) (14,557,759)
Total Net Assets 100.0% $418,961,157
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $64,213,247 or 15.3% of
total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2024.
c Denotes variable rate securities. The rate shown is as of
July 31, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Fund as of July 31, 2024 was $270,196 or
0.06% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of July 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 28,823
Credit Suisse Group AG  11/30/2018 38,508
PNM Resources, Inc.,
Convertible, 6/1/2054 6/28/2024 45,361
Pretium Mortgage Credit
Partners, LLC, 6/27/2060 6/16/2021 226,176
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of July 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 3,281,337
Common Stock 1,123,503
Total lending $4,404,840
Gross amount payable upon return of
collateral for securities loaned $4,518,926
Net amounts due to counterparty $114,086
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 17,459,560 – 17,459,560 –
Basic Materials 2,400,850 – 2,400,850 –
Capital Goods 5,188,653 – 5,188,653 –
Collateralized Mortgage Obligations 19,522,031 – 19,522,031 –
Commercial Mortgage-Backed Securities 1,695,647 – 1,695,647 –
Communications Services 5,776,068 – 5,776,068 –
Consumer Cyclical 8,798,003 – 8,798,003 –
Consumer Non-Cyclical 8,335,880 – 8,271,307 64,573
Energy 7,055,352 – 7,055,352 –
Financials 22,276,302 – 22,276,302 –
Foreign Government 119,777 – 119,777 –
Mortgage-Backed Securities 60,726,748 – 60,726,748 –
Technology 6,820,184 – 6,820,184 –
Transportation 1,554,769 – 1,554,769 –
U.S. Government & Agencies 20,804,294 – 20,804,294 –
Utilities 6,952,679 – 6,952,679 –
Common Stock
Communications Services 9,505,744 9,505,744 – –
Consumer Discretionary 14,280,168 14,280,168 – –
Consumer Staples 7,206,827 7,206,827 – –
Energy 6,727,944 6,727,944 – –
Financials 20,807,405 20,807,405 – –
Health Care 16,096,692 16,096,692 – –
Industrials 19,323,725 18,975,376 348,349 –
Information Technology 32,140,469 31,308,460 832,009 –
Materials 5,256,719 5,052,445 204,274 –
Real Estate 4,496,601 4,496,601 – –
Utilities 4,288,513 4,288,513 – –
Registered Investment Companies
U.S. Unaffiliated 3,467,352 3,454,070 – 13,282
Preferred Stock
Basic Materials 195,069 195,069 – –
Communications Services 194,491 194,491 – –
Financials 1,992,636 1,992,636 – –
Utilities 329,922 329,922 – –
Short-Term Investments 2,884,614 – 2,884,614 –
Subtotal Investments in Securities $344,681,688 $144,912,363 $199,691,470 $77,855
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 49,686,648
Affiliated Short-Term Investments 34,631,654
Collateral Held for Securities Loaned 4,518,926
Subtotal Other Investments $88,837,228
Total Investments at Value $433,518,916
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Balanced Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 981,356 981,356 – –
Total Asset Derivatives $981,356 $981,356 $– $–
Liability Derivatives
Futures Contracts 1,766,607 1,747,841 18,766 –
Credit Default Swaps 2,585 – 2,585 –
Total Liability Derivatives $1,769,192 $1,747,841 $21,351 $–

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Balanced Income Plus Fund's futures contracts held as of July 31, 2024. Investments and/or cash totaling $2,832,019 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 19 September 2024 $ 2,071,350 $ 53,088
CBOT 2-Yr. U.S. Treasury Note 89 September 2024 18,121,467 156,213
CBOT 5-Yr. U.S. Treasury Note 29 September 2024 3,069,545 59,284
CBOT U.S. Long Bond 19 September 2024 2,221,865 72,979
CME E-mini S&P 500 Index 44 September 2024 12,109,520 118,080
CME Ultra Long Term U.S. Treasury Bond 70 September 2024 8,677,431 280,381
ICE mini MSCI EAFE Index 51 September 2024 5,927,314 166,421
ICE US mini MSCI Emerging Markets Index 78 September 2024 4,201,440 74,910
Total Futures Long Contracts $ 56,399,932 $ 981,356
CME E-mini Russell 2000 Index (102) September 2024 ( $ 10,505,049) ( $ 1,087,251)
CME E-mini S&P Mid-Cap 400 Index (37) September 2024 (10,910,867) (633,503)
CME Euro Foreign Exchange Currency (34) September 2024 (4,584,163) (27,087)
Eurex Euro STOXX 50 Index (84) September 2024 (4,437,598) (18,766)
Total Futures Short Contracts ( $ 30,437,677) ($1,766,607)
Total Futures Contracts $ 25,962,255 ($785,251)

Balanced Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Balanced Income Plus Fund's swaps contracts held as of July 31, 2024. Investments totaling $99,795 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 915,000 $ – ( $ 2,585) ( $ 2,585)
Total Credit Default Swaps $– ($2,585) ($2,585)
1 As the buyer of protection, Balanced Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $18,474 $903 $710 $20,763 2,566 5.0%
Core International Equity 25,028 982 2,100 28,924 2,634 6.9
Total U.S. Affiliated Registered Investment
Companies 43,502 49,687 11.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% 33,220 124,784 123,372 34,632 3,463 8.3
Total Affiliated Short-Term Investments 33,220 34,632 8.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,488 60,972 59,941 4,519 4,519 1.1
Total Collateral Held for Securities Loaned 3,488 4,519 1.1
Total Value $80,210 $88,838
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($163) $2,259 $– $903
Core International Equity 70 4,944 – 983
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% – – – 1,503
Total Income/Non Cash Income from Affiliated Investments $3,389
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 33
Total Affiliated Income from Securities Loaned, Net $33
Total ($93) $7,203 $–

Global Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 80.5% ) Value
Communications Services (5.1%)
186,200 Alphabet, Inc., Class C $ 32,240,530
21,107 Altice USA, Inc.
a
44,114
8,753 AMC Networks, Inc.
a,b
97,421
558,233 Auto Trader Group plc
c
5,847,392
5,169 Bandwidth, Inc.
a
117,957
1,066 CAR Group, Ltd. 24,380
75,839 Cargurus, Inc.
a
1,882,324
774 Charter Communications, Inc.
a
293,903
2,847 Cogeco Communications, Inc. 130,529
131,744 Comcast Corporation 5,437,075
28,688 E.W. Scripps Company
a
107,867
4,859 Electronic Arts, Inc. 733,417
3,220 Emerald Holding, Inc.
a
18,257
2,803 Entravision Communications
Corporation 6,139
15,293 iHeartMedia, Inc.
a,b
27,222
58,123 Imax Corporation
a
1,226,395
21,913 Integral Ad Science Holding
Corporation
a
223,074
10,235 Ipsos SA 631,676
8,456 Iridium Communications, Inc. 242,687
141,700 KDDI Corporation 4,263,755
6,917 Liberty Global, Ltd., Class A
a
134,812
8,187 Liberty Latin America, Ltd., Class
A
a
85,800
1,476 Liberty Media Corporation-Liberty
Live Group
a
57,594
9,897 Magnite, Inc.
a
143,902
55,052 Meta Platforms, Inc. 26,140,341
198,290 MFE-MediaForEurope NV 675,526
59,634 MONY Group plc 182,041
8,349 New York Times Company 447,423
40,400 Nintendo Company, Ltd. 2,232,440
3,486,800 Nippon Telegraph and Telephone
Corporation 3,715,929
2,020 Omnicom Group, Inc. 198,041
15,217 Paramount Global
b
173,778
33,570 Pinterest, Inc.
a
1,072,562
32,976 QuinStreet, Inc.
a
616,651
5,572 Roku, Inc.
a
324,346
8,751 Scout24 SE
c
691,833
2,729 Sinclair, Inc. 41,972
14,804 Sirius XM Holdings, Inc.
b
51,074
15,600 SoftBank Group Corporation 953,354
2,421 TechTarget, Inc.
a
77,472
5,586 Telephone and Data Systems, Inc. 118,423
168,932 Telstra Corporation, Ltd. 436,565
17,175 Trade Desk, Inc.
a
1,543,689
56,000 TV Asahi Holdings Corporation 780,446
190,421 Verizon Communications, Inc. 7,715,859
256,205 Warner Brothers Discovery, Inc.
a
2,216,173
Total 104,424,160
Consumer Discretionary (8.6%)
147 Adient plc
a
3,787
26,117 Amadeus IT Holding SA 1,720,091
140,059 Amazon.com, Inc.
a
26,188,232
11,474 American Axle & Manufacturing
Holdings, Inc.
a
85,252
14,687 American Eagle Outfitters, Inc. 323,848
44,974 Aptiv plc
a
3,120,746
44,483 Aristocrat Leisure, Ltd. 1,584,221
6,334 Autoliv, Inc. 640,621
17,423 Bayerische Motoren Werke AG 1,615,970
564 Beazer Homes USA, Inc.
a
18,990
Shares Common Stock (80.5%) Value
Consumer Discretionary (8.6%) - continued
11,182 Berkeley Group Holdings plc $ 729,985
46,412 Best Buy Company, Inc. 4,015,566
866 Booking Holdings, Inc. 3,217,199
7,367 Boot Barn Holdings, Inc.
a
983,347
9,927 BorgWarner, Inc. 350,522
1,423 Carvana Company
a
189,586
206 Cavco Industries, Inc.
a
85,412
16,158 Cheesecake Factory, Inc. 628,385
1,238 Chewy, Inc.
a
29,935
69,044 Chipotle Mexican Grill, Inc.
a
3,750,470
15,369 Columbia Sportswear Company 1,255,647
79,877 Compagnie Generale des
Etablissements Michelin SCA 3,162,244
241,067 Compass Group plc 7,423,635
20,929 D.R. Horton, Inc. 3,765,755
15,007 Dana, Inc. 190,739
651 Darden Restaurants, Inc. 95,235
1,218 Deckers Outdoor Corporation
a
1,123,763
1,331 DoorDash, Inc.
a
147,368
62 Dorman Products, Inc.
a
6,285
16,185 DraftKings, Inc.
a
598,036
93,208 eBay, Inc. 5,183,297
632 El Pollo Loco Holdings, Inc.
a
7,622
1,939 Etsy, Inc.
a
126,306
8,589 Everi Holdings, Inc.
a
110,540
14,033 Evolution Gaming Group AB
c
1,359,367
36,433 Expedia Group, Inc.
a
4,651,401
1,200 Fast Retailing Company, Ltd. 330,779
6,661 Ferrari NV 2,741,488
186 Fox Factory Holding Corporation
a
9,931
388 Frontdoor, Inc.
a
15,311
15,939 Gap, Inc. 374,248
25,401 Gentex Corporation 788,955
3,857 Genuine Parts Company 567,403
5,593 Goodyear Tire & Rubber
Company
a
65,438
5,453 Grand Canyon Education, Inc.
a
850,395
1,781 Group 1 Automotive, Inc. 651,347
6,938 H&R Block, Inc. 401,988
21,899 Hanesbrands, Inc.
a
130,080
1,030 Harley-Davidson, Inc. 38,625
3,138 Hasbro, Inc. 202,276
20,300 Heiwa Corporation 291,233
3,944 Hilton Worldwide Holdings, Inc. 846,659
20,953 Home Depot, Inc. 7,714,057
261,600 Honda Motor Company, Ltd. 2,795,085
29,791 Industria de Diseno Textil SA 1,447,513
2,817 Installed Building Products, Inc. 761,576
30,457 InterContinental Hotels Group plc 3,068,400
20,324 JB Hi-Fi, Ltd. 927,966
88 KB Home 7,575
5,248 Kohl's Corporation 113,672
21,328 Laureate Education, Inc. 330,584
9,401 Lear Corporation 1,147,298
2,825 Leggett & Platt, Inc. 37,205
1,654 Lennar Corporation 292,642
710 Light & Wonder, Inc.
a
76,112
13,168 LKQ Corporation 546,472
282,368 Lottery Corporation, Ltd. 920,114
21,987 Lowe's Companies, Inc. 5,398,028
3,074 Lululemon Athletica, Inc.
a
795,121
3,329 LVMH Moet Hennessy Louis
Vuitton SE 2,348,154
369 M/I Homes, Inc.
a
61,560
6,605 Modine Manufacturing Company
a
777,144

Global Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.5%) Value
Consumer Discretionary (8.6%) - continued
3,176 Mohawk Industries, Inc.
a
$ 511,558
35,620 Next plc 4,163,241
4,966 Nordstrom, Inc. 113,374
147 NVR, Inc.
a
1,265,300
403 OneSpaWorld Holdings, Ltd.
a
6,484
33,800 Oriental Land Company, Ltd. 967,678
12,825 Pandora AS 2,010,361
5,189 Patrick Industries, Inc. 664,503
47,153 Pirelli & C. SPA
c
295,192
3,341 Pool Corporation 1,249,668
2,314 Porsche Automobil Holding SE 103,435
6,524 Premier Investments, Ltd. 141,850
9,543 PUMA SE 473,554
48,525 Qurate Retail, Inc.
a
34,778
519 Ralph Lauren Corporation 91,131
14,231 Ross Stores, Inc. 2,038,306
15,000 Sekisui Chemical Company, Ltd. 226,320
124,900 Sekisui House, Ltd.
b
3,129,538
1,368 Service Corporation International/
US 109,317
24,746 SharkNinja, Inc. 1,901,730
5,035 Signet Jewelers, Ltd. 423,595
11,999 Six Flags Entertainment
Corporation 571,512
21,830 Skyline Champion Corporation
a
1,779,363
52,800 Sony Group Corporation 4,689,624
33,624 Sony Group Corporation ADR 2,978,750
157,029 Stellantis NV 2,616,746
2,403 Steven Madden, Ltd. 108,952
4,746 Stitch Fix, Inc.
a
22,354
32,066 Stoneridge, Inc.
a
539,029
1,683 Strategic Education, Inc. 177,388
10,305 Tapestry, Inc. 413,127
37,475 Tesla, Inc.
a
8,696,823
6,150 Texas Roadhouse, Inc. 1,073,852
41,165 ThredUp, Inc.
a
86,447
353 TopBuild Corporation
a
168,925
273,000 Toyota Motor Corporation 5,244,537
9,293 Travel + Leisure Company 428,314
623 Ulta Beauty, Inc.
a
227,326
3,827 Upbound Group, Inc. 144,393
5,441 Urban Outfitters, Inc.
a
250,558
14,462 VF Corporation 245,276
73 Visteon Corporation
a
8,434
50,568 Wesfarmers, Ltd. 2,440,523
58 Wingstop, Inc. 21,685
55,982 Wyndham Hotels & Resorts, Inc. 4,238,957
23,300 Yamada Holdings Company, Ltd. 70,693
116,209 Yum China Holding, Inc. 3,514,160
Total 177,040,500
Consumer Staples (4.1%)
4,584 AAK AB 131,914
4,000 Ain Holdings, Inc. 153,785
139,456 Alimentation Couche-Tard, Inc. 8,596,748
1,914 Anheuser-Busch InBev NV 113,642
13,600 Arcs Company, Ltd. 247,097
3,599 BellRing Brands, Inc.
a
184,557
12,475 Carlsberg AS 1,506,443
19,278 Celsius Holdings, Inc.
a
902,789
35,235 Coca-Cola European Partners plc 2,599,286
50,778 Coles Group, Ltd. 601,804
286,220 Coty, Inc.
a
2,847,889
36,717 Danone SA 2,385,326
4,857 Dollar Tree, Inc.
a
506,779
Shares Common Stock (80.5%) Value
Consumer Staples (4.1%) - continued
6,153 e.l.f. Beauty, Inc.
a
$ 1,061,885
64,044 Imperial Brands plc 1,765,165
17,608 J & J Snack Foods Corporation 2,970,470
21,862 J.M. Smucker Company 2,578,623
233,744 Kenvue, Inc. 4,321,927
141,985 Koninklijke Ahold Delhaize NV 4,574,080
6,056 Kroger Company 330,052
49,723 Lamb Weston Holdings, Inc. 2,984,374
8,618 Lancaster Colony Corporation 1,663,791
35 Lindt & Spruengli AG 438,676
10,359 Loblaw Companies, Ltd. 1,277,384
605 McCormick & Company, Inc. 46,591
22,791 Metro, Inc./CN 1,357,242
34,992 Nestle SA 3,544,433
78,990 Philip Morris International, Inc. 9,096,488
428 PriceSmart, Inc. 39,089
46,300 Seven & I Holdings Company, Ltd. 554,431
90,080 Sysco Corporation 6,904,632
328,951 Tesco plc 1,402,798
17,657 Tyson Foods, Inc. 1,075,311
33,385 Unilever plc 2,051,658
2,848 US Foods Holding Corporation
a
154,903
15,249 Walgreens Boots Alliance, Inc. 181,006
190,636 Walmart, Inc. 13,085,255
12,831 Woolworths, Ltd. 289,508
Total 84,527,831
Energy (4.2%)
24,230 Archrock, Inc. 502,288
23,368 Baker Hughes Company 904,809
1,829 California Resources Corporation 94,084
93,262 Canadian Natural Resources, Ltd. 3,311,269
10,885 Cenovus Energy, Inc. 219,332
9,126 Chesapeake Energy Corporation 696,588
58,344 ConocoPhillips 6,487,853
31,845 Coterra Energy, Inc. 821,601
7,538 Delek US Holdings, Inc. 179,254
124,700 Devon Energy Corporation 5,864,641
399,500 Eneos Holdings, Inc. 2,093,197
2,375 Eni SPA 37,999
220,979 Enterprise Products Partners, LP 6,377,454
7,650 Expro Group Holdings NV
a
177,633
102,058 Exxon Mobil Corporation 12,103,058
1,993 Gulfport Energy Corporation
a
293,389
232,159 Halliburton Company 8,051,274
7,023 Helmerich & Payne, Inc. 283,870
6,317 Hess Midstream, LP 236,761
708 International Seaways, Inc. 39,648
2,962 Kodiak Gas Services, Inc. 85,454
11,017 Koninklijke Vopak NV 492,164
21,554 Marathon Petroleum Corporation 3,815,489
20,715 Matador Resources Company 1,273,558
13,365 Noble Corporation plc 631,095
11,292 Ovintiv, Inc. 524,400
6,181 Par Pacific Holdings, Inc.
a
164,105
5,345 Phillips 66 777,591
2,681 ProPetro Holding Corporation
a
25,711
27,692 Santos, Ltd. 144,356
423,512 Shell plc 15,442,836
37,022 Shell plc ADR 2,710,751
9,399 SM Energy Company 434,234
176,517 Suncor Energy, Inc. 7,049,685
93,451 TechnipFMC plc 2,756,804
9,890 TotalEnergies SE 667,243
5,276 Viper Energy, Inc. 225,127

Global Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.5%) Value
Energy (4.2%) - continued
6,380 Williams Companies, Inc. $ 273,957
3,574 Woodside Energy Group, Ltd. 64,814
Total 86,335,376
Financials (13.5%)
35,296 AB Industrivarden, Class A 1,210,800
34,871 Allianz SE 9,821,964
25,820 Allstate Corporation 4,418,318
1,956 Ally Financial, Inc. 88,040
4,856 Amalgamated Financial
Corporation 154,469
14,453 American Express Company 3,657,187
51,165 American International Group, Inc. 4,053,803
8,424 Ameriprise Financial, Inc. 3,622,910
744 Ameris Bancorp 45,302
9,327 Annaly Capital Management, Inc. 185,701
4,078 Arthur J. Gallagher & Company 1,156,072
4,696 Artisan Partners Asset
Management, Inc. 207,375
3,178 Associated Banc-Corp 73,030
1,379 Assurant, Inc. 241,146
1,724 Assured Guaranty, Ltd. 142,006
956 Atlantic Union Bankshares
Corporation 39,473
108,691 Australia and New Zealand
Banking Group, Ltd. 2,067,850
660 Axis Capital Holdings, Ltd. 49,995
2,445 Axos Financial, Inc.
a
178,509
27,908 Azimut Holding SPA 699,259
176,627 Banca Mediolanum SPA 2,085,314
131,958 Banca Monte dei Paschi di Siena
SPA 720,077
451,290 Banco Bilbao Vizcaya Argentaria
SA 4,730,073
612,577 Banco Santander SA 2,955,167
1,398 Bancorp, Inc.
a
72,472
83,587 Bank Leumi Le-Israel BM 720,310
196,003 Bank of America Corporation 7,900,881
207 Bank of Hawaii Corporation 14,198
1,886 Bank of Marin Bancorp 38,305
17,211 Bank of Montreal 1,451,650
68,464 Bank of New York Mellon
Corporation 4,454,952
44,243 Bank of Nova Scotia 2,065,944
6,744 Bank OZK 316,226
1,844 BankFinancial Corporation 21,612
462 BankUnited, Inc. 17,796
262 Banner Corporation 15,516
1,124 Bar Harbor Bankshares 35,923
594 BayCom Corporation 14,309
3,452 BCB Bancorp, Inc. 43,771
3,758 Berkshire Hills Bancorp, Inc. 103,721
3,815 Block, Inc.
a
236,072
29,521 Blue Owl Capital, Inc. 562,965
60,257 BNP Paribas SA 4,128,438
176 BOK Financial Corporation 18,100
87,256 BPER Banca SPA 510,539
2,852 Brighthouse Financial, Inc.
a
142,229
1,859 BrightSpire Capital, Inc. 10,652
15,043 Brookline Bancorp, Inc. 157,801
3,243 Brown & Brown, Inc. 322,451
3,632 Business First Bancshares, Inc. 92,325
2,936 Byline Bancorp, Inc. 82,355
3,229 Cadence Bank 106,137
410 Camden National Corporation 17,089
Shares Common Stock (80.5%) Value
Financials (13.5%) - continued
20,086 Canadian Imperial Bank of
Commerce $ 1,038,743
215 Capital City Bank Group, Inc. 7,633
28,923 Capital One Financial Corporation 4,378,942
8,440 Capitol Federal Financial, Inc. 53,341
32,198 Carlyle Group, Inc. 1,601,529
5,126 Cathay General Bancorp 227,184
2,114 Cboe Global Markets, Inc. 387,940
3,286 Central Pacific Financial
Corporation 85,732
116,589 Charles Schwab Corporation 7,600,437
19,695 Chubb, Ltd. 5,429,124
5,178 Cincinnati Financial Corporation 676,350
2,092 Citizens Financial Group, Inc. 89,266
2,859 CNB Financial Corporation 73,362
4,909 CNO Financial Group, Inc. 171,128
12,894 Columbia Banking System, Inc. 337,307
11,654 Comerica, Inc. 638,756
2,509 Commerce Bancshares, Inc. 162,357
47,988 Commonwealth Bank of Australia 4,324,203
364 Community Financial System, Inc. 22,452
1,777 Community Trust Bancorp, Inc. 90,129
4,159 ConnectOne Bancorp, Inc. 100,731
1,134 Cullen/Frost Bankers, Inc. 132,746
1,905 Customers Bancorp, Inc.
a
122,834
724 CVB Financial Corporation 13,799
211,900 Daiwa Securities Group, Inc. 1,749,468
231,450 DBS Group Holdings, Ltd. 6,342,525
25,151 Deutsche Boerse AG 5,150,139
4,181 Dime Community Bancshares, Inc. 105,696
32,458 Discover Financial Services 4,673,627
153,673 DNB Bank ASA 3,174,893
4,114 Eagle Bancorp, Inc. 88,533
3,600 East West Bancorp, Inc. 316,404
816 Employers Holdings, Inc. 39,176
1,927 Enova International, Inc.
a
166,628
263 Enterprise Bancorp, Inc./MA 7,772
3,543 Enterprise Financial Services
Corporation 187,318
14,592 Equitable Holdings, Inc. 636,357
1,446 Equity Bancshares, Inc. 58,563
3,153 EXOR NV 323,222
5,744 F.N.B. Corporation 88,113
7,085 FactSet Research Systems, Inc. 2,926,743
16,235 Federated Hermes, Inc. 557,348
4,788 Fidelity National Information
Services, Inc. 367,862
3,750 Fifth Third Bancorp 158,775
2,821 Financial Institutions, Inc. 74,249
1,685 First Bancorp/Puerto Rico 36,143
5,554 First Bancshares, Inc. 185,059
1,367 First Citizens BancShares, Inc./NC 2,853,872
1,006 First Financial Bancorp 27,524
1,581 First Financial Bankshares, Inc. 60,805
1,769 First Financial Corporation 79,534
9,360 First Foundation, Inc. 65,520
981 First Hawaiian, Inc. 24,564
12,187 First Horizon Corporation 203,889
1,850 First Internet Bancorp 68,561
4,859 First Interstate BancSystem, Inc. 153,399
1,583 First Merchants Corporation 63,874
1,866 First Mid-Illinois Bancshares, Inc. 71,636
5,786 First of Long Island Corporation 75,912
4,264 Flushing Financial Corporation 62,809
1,677 Fulton Financial Corporation 32,483

Global Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.5%) Value
Financials (13.5%) - continued
14,181 Glacier Bancorp, Inc. $ 634,033
3,177 Global Payments, Inc. 322,910
2,632 Green Dot Corporation
a
25,162
13,580 Groupe Bruxelles Lambert SA 1,013,464
8,284 Hamilton Lane, Inc. 1,195,961
1,311 Hancock Whitney Corporation 71,751
7,522 Hanmi Financial Corporation 153,449
960 Hanover Insurance Group, Inc. 131,990
5,650 Hartford Financial Services Group,
Inc. 626,698
2,081 Heartland Financial USA, Inc. 113,456
6,387 Heritage Commerce Corporation 66,105
4,120 Heritage Financial Corporation 95,460
2,846 Home BancShares, Inc. 80,627
1,802 Hometrust Bancshares, Inc. 63,917
77,600 Hong Kong Exchanges & Clearing,
Ltd. 2,288,971
13,555 Hope Bancorp, Inc. 178,384
417 Horace Mann Educators
Corporation 14,416
7,409 Horizon Bancorp, Inc. 118,322
12,368 Houlihan Lokey, Inc. 1,858,292
251,903 HSBC Holdings plc 2,290,823
7,014 Huntington Bancshares, Inc./OH 104,859
2,390 Independent Bank Corporation/MA 153,319
2,780 Independent Bank Corporation/MI 96,438
228,646 Insurance Australia Group, Ltd. 1,106,167
59,969 Intercontinental Exchange, Inc. 9,088,902
100 International Bancshares
Corporation 6,744
616,145 Intesa Sanpaolo SPA 2,502,065
42,691 Invesco, Ltd. 736,847
484 Investar Holding Corporation 8,954
119,844 Investor AB, Class B 3,402,387
65,179 J.P. Morgan Chase & Company 13,870,091
6,522 Jack Henry & Associates, Inc. 1,118,393
18,214 Janus Henderson Group plc 678,107
309,000 Japan Post Holdings Company,
Ltd. 3,272,455
7,977 Jefferies Financial Group, Inc. 466,415
11,584 Kearny Financial Corporation/MD 83,405
234,280 KeyCorp 3,778,936
4,670 Kinsale Capital Group, Inc. 2,134,517
12,744 Laurentian Bank of Canada 246,822
2,152 Lazard, Inc. 105,814
945 LendingTree, Inc.
a
50,293
763 LPL Financial Holdings, Inc. 169,020
5,601 M&T Bank Corporation 964,324
2,728 Macquarie Group, Ltd. 375,443
217,049 Man Group plc 683,330
100,741 Manulife Financial Corporation 2,683,703
8,935 Marsh & McLennan Companies,
Inc. 1,988,663
3,280 Mercantile Bank Corporation 158,621
58,131 MetLife, Inc. 4,467,367
1,462 Metropolitan Bank Holding
Corporation
a
77,091
12,884 MFA Financial, Inc. 144,172
64,406 MGIC Investment Corporation 1,599,845
985 Mid Penn Bancorp, Inc. 29,205
5,800 Midland States Bancorp, Inc. 137,692
2,436 MidWestOne Financial Group, Inc. 71,399
134,600 Mitsubishi HC Capital, Inc. 968,369
315,200 Mitsubishi UFJ Financial Group,
Inc. 3,640,671
152,700 Mizuho Financial Group, Inc. 3,490,744
Shares Common Stock (80.5%) Value
Financials (13.5%) - continued
5,983 Mr. Cooper Group, Inc.
a
$ 537,752
73,200 MS and AD Insurance Group
Holdings, Inc. 1,725,657
3,506 MSCI, Inc. 1,895,905
1,619 Muenchener Rueckversicherungs-
Gesellschaft AG 797,399
287 MVB Financial Corporation 6,592
13,021 Nasdaq, Inc. 881,261
107,187 National Australia Bank, Ltd. 2,707,185
5,427 National Bank of Canada 453,924
1,530 NCR Atleos Corporation
a
49,190
69 Nelnet, Inc. 7,777
1,231 New York Community Bancorp,
Inc.
b
12,950
22,320 NMI Holdings, Inc.
a
878,292
127,200 Nomura Holdings, Inc. 784,266
13,440 Northern Trust Corporation 1,191,456
4,990 Northfield Bancorp, Inc. 62,425
8,919 OceanFirst Financial Corporation 162,058
2,850 OFG Bancorp 129,447
5,762 Old National Bancorp 115,355
3,869 Old Republic International
Corporation 133,945
9,207 Old Second Bancorp, Inc. 155,782
10,407 OneMain Holdings, Inc. 543,870
50,400 ORIX Corporation 1,219,158
1,246 Orrstown Financial Services, Inc. 43,809
255 Pacific Premier Bancorp, Inc. 6,900
9,577 Paragon Banking Group plc 98,962
83 Park National Corporation 14,688
1,396 Pathward Financial, Inc. 94,286
75,477 PayPal Holdings, Inc.
a
4,964,877
1,150 PCB Bancorp 22,161
920 PennyMac Financial Services, Inc. 90,270
2,924 Peoples Bancorp, Inc./OH 97,281
1,474 Pinnacle Financial Partners, Inc. 141,976
30 Piper Sandler Companies 8,198
17,922 Plus500, Ltd. 540,508
1,361 Popular, Inc. 139,679
3,725 Premier Financial Corporation 94,392
7,212 Principal Financial Group, Inc. 587,850
1,667 Prosperity Bancshares, Inc. 120,891
7,361 Provident Financial Services, Inc. 136,473
2,873 Prudential Financial, Inc. 360,044
48,473 QBE Insurance Group, Ltd. 572,080
8,465 Radian Group, Inc. 314,052
4,354 Regions Financial Corporation 97,399
651 Reinsurance Group of America,
Inc. 146,755
24,924 Rithm Capital Corporation 289,368
5,404 RLI Corporation 813,788
36,506 Royal Bank of Canada 4,079,344
1,620 Sandy Spring Bancorp, Inc. 49,621
11,267 SEI Investments Company 764,353
10,634 Selective Insurance Group, Inc. 960,463
595 ServisFirst Bancshares, Inc. 47,743
4,428 Shore Bancshares, Inc. 64,295
319 Simmons First National
Corporation 6,868
1,828 Skyward Specialty Insurance
Group, Inc.
a
72,334
70,622 Societe Generale SA 1,831,724
45,700 Sompo Holdings, Inc. 1,042,048
113 Southern First Bancshares, Inc.
a
3,910
579 Southern Missouri Bancorp, Inc. 33,119
1,377 Southside Bancshares, Inc. 48,181

Global Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.5%) Value
Financials (13.5%) - continued
1,434 SouthState Corporation $ 141,923
375 Stellar Bancorp, Inc. 10,275
5,384 StepStone Group, Inc. 270,600
637 Stifel Financial Corporation 56,483
23,400 Sumitomo Mitsui Financial Group,
Inc. 1,689,783
44,600 Sumitomo Mitsui Trust Holdings,
Inc. 1,127,347
98,965 Svenska Handelsbanken AB 998,940
6,097 Svolder AB 36,240
24,194 Swedbank AB 514,460
2,741 Synovus Financial Corporation 128,142
13,671 Texas Capital Bancshares, Inc.
a
903,653
21,200 Tokio Marine Holdings, Inc. 831,743
57,174 Toronto-Dominion Bank 3,376,233
27,342 TPG, Inc. 1,394,169
16,372 Tradeweb Markets, Inc. 1,828,425
13,164 Triumph Financial, Inc.
a
1,194,370
1,579 TrustCo Bank Corporation NY 56,228
5,969 Two Harbors Investment
Corporation 80,402
27,788 U.S. Bancorp 1,247,125
152,653 UBS Group AG 4,625,489
1,995 UMB Financial Corporation 203,530
1,981 United Bankshares, Inc. 77,120
1,290 United Community Banks, Inc. 39,926
3,358 Univest Financial Corporation 92,849
1,097 Unum Group 63,110
28,994 Valley National Bancorp 243,550
4,278 Veritex Holdings, Inc. 107,249
16,831 Virtu Financial, Inc. 459,823
8,907 Visa, Inc. 2,366,323
7,256 Voya Financial, Inc. 527,729
1,726 WaFd, Inc. 61,428
705 Walker & Dunlop, Inc. 75,365
8,899 Webster Financial Corporation 441,568
186,332 Wells Fargo & Company 11,056,941
1,269 Wendel SA 121,585
1,946 Westamerica Bancorporation 105,006
10,023 Western Alliance Bancorp 806,451
21,720 Western Union Company 258,251
116,803 Westpac Banking Corporation 2,282,656
351 Willis Towers Watson plc 99,080
8,791 Wintrust Financial Corporation 951,186
549 WSFS Financial Corporation 31,013
5,493 Zions Bancorp NA 283,823
6,196 Zurich Insurance Group AG 3,406,377
Total 279,235,684
Health Care (10.4%)
2,558 ACELYRIN, Inc.
a
15,348
3,565 Agilent Technologies, Inc. 504,091
1,684 Agios Pharmaceuticals, Inc.
a
78,138
3,726 Align Technology, Inc.
a
863,985
21,330 Amgen, Inc. 7,091,585
6,510 Amneal Pharmaceuticals, Inc.
a
47,718
1,567 Anika Therapeutics, Inc.
a
42,701
5,157 Arcellx, Inc.
a
318,754
2,341 Argenx SE ADR
a
1,207,652
417 Arvinas, Inc.
a
11,472
4,944 Ascendis Pharma AS ADR
a
660,024
81,400 Astellas Pharma, Inc. 944,074
75,902 AstraZeneca plc 12,058,574
45,601 AstraZeneca plc ADR 3,609,319
205,198 Avantor, Inc.
a
5,489,046
Shares Common Stock (80.5%) Value
Health Care (10.4%) - continued
20,389 Baxter International, Inc. $ 730,334
9,971 Biogen, Inc.
a
2,125,817
25,041 Bio-Techne Corporation 2,043,095
4,401 Bruker Corporation 301,513
5,555 CareDx, Inc.
a
111,044
7,329 Caribou Biosciences, Inc.
a
17,003
1,597 Castle Biosciences, Inc.
a
38,536
4,192 Cencora, Inc. 997,193
722 Centene Corporation
a
55,536
2,268 Charles River Laboratories
International, Inc.
a
553,619
3,333 Chemed Corporation 1,900,343
13,498 Cigna Group 4,706,348
2,333 Cochlear, Ltd. 527,154
5,757 Cooper Companies, Inc.
a
537,301
820 CRISPR Therapeutics AG
a,b
46,978
19,258 CSL, Ltd. 3,908,662
27,200 Daiichi Sankyo Company, Ltd. 1,107,793
19,831 Danaher Corporation 5,494,773
3,593 Definitive Healthcare Corporation
a
14,013
10,023 Denali Therapeutics, Inc.
a
244,261
23,141 Dentsply Sirona, Inc. 628,047
14,018 Dexcom, Inc.
a
950,701
5,876 Editas Medicine, Inc.
a
31,789
6,934 Edwards Lifesciences Corporation
a
437,189
44,072 Elanco Animal Health, Inc.
a
574,699
15,416 Elevance Health, Inc. 8,201,774
11,749 Eli Lilly & Company 9,449,368
1,807 Embecta Corporation 28,316
570 Enanta Pharmaceuticals, Inc.
a
8,413
7,625 Encompass Health Corporation 708,667
6,971 Erasca, Inc.
a
21,959
559 Exelixis, Inc.
a
13,109
6,889 Fate Therapeutics, Inc.
a
36,718
91,870 Gilead Sciences, Inc. 6,987,632
16,759 Globus Medical, Inc.
a
1,205,978
9,351 GoodRx Holdings, Inc.
a
84,627
3,101 Guardant Health, Inc.
a
108,938
6,590 Haemonetics Corporation
a
593,429
8,463 Halozyme Therapeutics, Inc.
a
467,665
9,057 HealthEquity, Inc.
a
710,793
23,000 Hoya Corporation 2,881,919
7,370 Humana, Inc. 2,665,066
4,150 ICON plc
a
1,363,026
2,828 IDEXX Laboratories, Inc.
a
1,346,467
1,833 Illumina, Inc.
a
224,726
12,493 Immunocore Holdings plc ADR
a
495,972
2,524 Inspire Medical Systems, Inc.
a
356,010
539 Integra LifeSciences Holdings
Corporation
a
13,373
2,078 Intellia Therapeutics, Inc.
a
54,464
13,307 Intuitive Surgical, Inc.
a
5,916,425
1,817 IQVIA Holding, Inc.
a
447,400
61,942 Johnson & Johnson 9,777,545
715 Kymera Therapeutics, Inc.
a
33,033
37,851 Labcorp Holdings, Inc. 8,154,619
4,629 Laboratorios Farmaceuticos ROVI
SA 445,376
9,853 Legend Biotech Corporation ADR
a
555,611
80 Ligand Pharmaceuticals, Inc.
a
8,719
1,148 LivaNova plc
a
56,711
37 Medpace Holdings, Inc.
a
14,153
44,444 Medtronic plc 3,569,742
61,692 Merck & Company, Inc. 6,979,216
3,541 Merck KGaA 632,680

Global Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.5%) Value
Health Care (10.4%) - continued
320 Mettler-Toledo International, Inc.
a
$ 486,730
9,406 Molina Healthcare, Inc.
a
3,209,986
2,590 Myriad Genetics, Inc.
a
72,442
6,465 Natera, Inc.
a
661,951
2,030 Neurocrine Biosciences, Inc.
a
287,387
141,718 Novartis AG 15,819,675
85,891 Novo Nordisk AS 11,379,948
2,500 Novocure, Ltd.
a
56,925
7,669 Nuvation Bio, Inc.
a
29,372
10,300 Ono Pharmaceutical Company,
Ltd. 151,949
30,850 Option Care Health, Inc.
a
915,936
8,200 Otsuka Holdings Company, Ltd. 417,940
44,616 Paragon 28, Inc.
a
347,559
4,155 Penumbra, Inc.
a
694,259
1,214 Prestige Consumer Healthcare,
Inc.
a
85,963
4,254 Prime Medicine, Inc.
a,b
23,865
3,424 Pro Medicus, Ltd. 323,051
3,258 Prothena Corporation plc
a
75,846
928 QIAGEN NV 41,287
1,232 Quest Diagnostics, Inc. 175,314
3,699 RAPT Therapeutics, Inc.
a
11,615
86,726 Recordati SPA 4,721,647
4,252 Recursion Pharmaceuticals, Inc.
a,b
34,866
8,221 Relay Therapeutics, Inc.
a
67,577
13,431 Repligen Corporation
a
2,247,678
16,150 Roche Holding AG, Participation
Certificates 5,228,718
5,161 Rocket Pharmaceuticals, Inc.
a
124,896
28,128 Royalty Pharma plc 792,366
2,449 Sage Therapeutics, Inc.
a
26,817
2,036 Sagimet Biosciences, Inc.
a,b
6,841
56,556 Sanofi SA ADR 2,930,166
4,541 Sarepta Therapeutics, Inc.
a
645,912
45,757 scPharmaceuticals, Inc.
a
230,158
605 Siegfried Holding AG 705,160
13,008 Sonova Holding AG 3,987,420
30,831 Stevanato Group SPA 637,585
144,300 Takeda Pharmaceutical Company,
Ltd. 4,051,120
1,399 Teleflex, Inc. 309,067
1,546 Tenet Healthcare Corporation
a
231,436
27,400 Terumo Corporation 491,237
4,500 Toho Holdings Company, Ltd. 130,853
9,853 Twist Bioscience Corporation
a
549,896
2,988 Universal Health Services, Inc. 638,715
7,906 Veeva Systems, Inc.
a
1,517,399
16,348 Vericel Corporation
a
825,901
2,060 West Pharmaceutical Services,
Inc. 630,710
2,954 Xenon Pharmaceuticals, Inc.
a
127,406
1,882 Zentalis Pharmaceuticals, Inc.
a
7,321
45,373 Zimmer Biomet Holdings, Inc. 5,052,284
36,947 Zoetis, Inc. 6,651,938
Total 214,517,951
Industrials (11.3%)
5,239 A.O. Smith Corporation 445,525
6,282 AAR Corporation
a
405,817
155,175 ABB, Ltd. 8,613,242
3,374 ABM Industries, Inc. 187,459
378 Acuity Brands, Inc. 95,010
9,618 Advanced Drainage Systems, Inc. 1,702,771
13,746 AECOM 1,245,525
Shares Common Stock (80.5%) Value
Industrials (11.3%) - continued
5,953 Aena SME SA
c
$ 1,131,063
5,686 AGCO Corporation 536,872
7,889 Alfa Laval AB 348,820
6,084 Alight, Inc.
a
46,056
2,368 Allison Transmission Holdings, Inc. 209,781
1,953 AMETEK, Inc. 338,806
1,952 Applied Industrial Technologies,
Inc. 425,907
2,331 Arcosa, Inc. 216,573
4,752 Armstrong World Industries, Inc. 624,413
171,945 Assa Abloy AB 5,236,466
238,229 Atlas Copco AB, Class A 4,239,918
18,682 Atlas Copco AB, Class B 292,297
13,753 Atmus Filtration Technologies, Inc.
a
424,143
89,867 Aurizon Holdings, Ltd. 219,120
11,342 AZEK Company, Inc.
a
509,142
1,246 AZZ, Inc. 99,630
25,291 Badger Infrastructure Solutions,
Ltd. 714,409
15,125 Barnes Group, Inc. 610,142
7,092 Beacon Roofing Supply, Inc.
a
729,058
3,558 Booz Allen Hamilton Holding
Corporation 509,897
9,145 Brady Corporation 654,873
67,603 Brambles, Ltd. 689,190
19,233 BWX Technologies, Inc. 1,913,491
66,683 Canadian National Railway
Company 7,719,512
2,632 Canadian Pacific Kansas City, Ltd. 220,717
3,246 Carlisle Companies, Inc. 1,358,711
8,170 Casella Waste Systems, Inc.
a
846,085
18,947 Caterpillar, Inc. 6,559,451
11,737 CECO Environmental Corporation
a
342,720
114,500 CK Hutchison Holdings, Ltd. 598,161
4,625 Clean Harbors, Inc.
a
1,104,126
402,244 CNH Industrial NV 4,283,899
335,500 ComfortDelGro Corporation, Ltd. 351,979
59,378 Compagnie de Saint-Gobain SA 5,093,792
43,127 Compania de Distribucion Integral
Logista Holdings SA 1,277,172
19,359 Computershare, Ltd. 349,159
12,800 COMSYS Holdings Corporation 275,561
1,387 CSW Industrials, Inc. 449,971
114,654 CSX Corporation 4,024,355
2,647 Cummins, Inc. 772,395
465 Curtiss-Wright Corporation 137,036
3,900 Daikin Industries, Ltd. 565,526
92,035 Delta Air Lines, Inc. 3,959,346
2,985 DNOW, Inc.
a
45,850
5,988 Donaldson Company, Inc. 448,022
40 Dover Corporation 7,370
29,113 Eiffage SA 2,897,379
3,978 EMCOR Group, Inc. 1,493,500
125 ESCO Technologies, Inc. 15,370
73,597 ExlService Holdings, Inc.
a
2,595,030
59,115 Experian plc 2,789,036
106,392 Fastenal Company 7,527,234
3,010 Ferguson Enterprises, Inc. 670,177
136,903 Flowserve Corporation 6,920,447
13,025 Fluor Corporation
a
626,503
4,753 Gates Industrial Corporation plc
a
88,358
19,677 General Dynamics Corporation 5,877,717
1,232 Gibraltar Industries, Inc.
a
91,501
5,603 Graco, Inc. 476,535
869 Griffon Corporation 62,620

Global Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.5%) Value
Industrials (11.3%) - continued
13,238 Helios Technologies, Inc. $ 608,286
556 Herc Holdings, Inc. 86,647
16,114 Hexcel Corporation 1,066,908
87,000 Hitachi, Ltd. 1,879,781
25,436 Honeywell International, Inc. 5,208,021
37,571 Howmet Aerospace, Inc. 3,595,545
747 Huntington Ingalls Industries, Inc. 209,145
7,242 IDEX Corporation 1,509,812
43,500 Inaba Denki Sangyo Company,
Ltd. 1,140,511
2,871 Ingersoll Rand, Inc. 288,248
2,357 Interface, Inc. 40,729
17,800 ITOCHU Corporation 912,846
4,019 ITT Corporation 568,528
26,172 Jacobs Solutions, Inc. 3,830,272
52,613 Janus International Group, Inc.
a
758,679
32,400 Jardine Matheson Holdings, Ltd. 1,141,418
26,676 JB Hunt Transport Services, Inc. 4,618,949
8,900 Kajima Corporation 171,979
3,166 Kirby Corporation
a
389,038
33,000 Komatsu, Ltd. 938,110
8,133 Korn Ferry 599,565
4,721 Kratos Defense & Security
Solutions, Inc.
a
106,411
20,710 L3Harris Technologies, Inc. 4,698,892
2,465 Landstar System, Inc. 468,966
57,478 Legrand SA 6,213,098
1,644 Leidos Holdings, Inc. 237,394
6,282 Masco Corporation 489,054
29,582 Masterbrand, Inc.
a
533,955
1,231 Matson, Inc. 163,366
14,600 MEITEC Group Holdings, Inc. 329,669
119,000 Mitsubishi Corporation 2,457,594
30,800 Mitsubishi Heavy Industries, Ltd. 369,171
39,600 Mitsui & Company, Ltd. 918,874
12,373 MSC Industrial Direct Company,
Inc. 1,100,578
15,106 Mueller Water Products, Inc. 312,392
3,700 Nishimatsu Construction
Company, Ltd. 120,596
20,100 Nitto Kogyo Corporation 457,000
9,937 Northrop Grumman Corporation 4,812,688
21,512 nVent Electric plc 1,562,417
6,656 Old Dominion Freight Line, Inc. 1,398,958
6,201 Oshkosh Corporation 673,739
2,285 Otis Worldwide Corporation 215,933
6,776 Owens Corning, Inc. 1,262,911
2,537 PACCAR, Inc. 250,300
881 Parker-Hannifin Corporation 494,382
13,426 Pentair plc 1,179,743
34,200 Recruit Holdings Company, Ltd. 1,961,141
7,772 Regal Rexnord Corporation 1,248,805
145,575 RELX plc 6,870,753
1,183 Republic Services, Inc. 229,881
2,428 Resideo Technologies, Inc.
a
55,164
12,255 Robert Half, Inc. 786,648
3,371 Rockwell Automation, Inc. 939,329
1,743 Rush Enterprises, Inc. 88,910
11,128 Russel Metals, Inc. 323,527
3,310 Saia, Inc.
a
1,383,084
2,700 Sankyu, Inc. 92,226
21,805 Schneider Electric SE 5,255,779
11,808 Schneider National, Inc. 317,753
33,800 Secom Company, Ltd. 2,158,223
795 Sensata Technologies Holding plc 30,997
Shares Common Stock (80.5%) Value
Industrials (11.3%) - continued
12,451 Siemens AG $ 2,279,744
4,249 Simpson Manufacturing Company,
Inc. 816,190
4,408 SkyWest, Inc.
a
352,376
200 SMC Corporation 97,313
5,700 Sojitz Corporation 134,823
8,521 SS&C Technologies Holdings, Inc. 621,607
55,500 Sumitomo Corporation 1,379,039
21,500 Swire Pacific, Ltd. 185,476
3,200 Takara Standard Company, Ltd. 36,925
146,500 Techtronic Industries Company,
Ltd. 1,876,181
119 Tennant Company 12,815
2,941 Terex Corporation 186,048
8,469 Thomson Reuters Corporation 1,372,498
5,769 Timken Company 501,615
94,300 TOPPAN Holdings, Inc. 2,667,384
13,439 Toromont Industries, Ltd. 1,249,823
11,400 Toyota Industries Corporation 958,399
1,670 Trane Technologies plc 558,248
520 TransDigm Group, Inc. 672,994
15,371 TransUnion 1,387,386
38,668 Trelleborg AB 1,437,003
17,800 Tsubakimoto Chain Company 769,767
89,160 Uber Technologies, Inc.
a
5,748,145
73 UniFirst Corporation/MA 14,201
14,654 United Airlines Holdings, Inc.
a
665,585
62,017 United Parcel Service, Inc. 8,085,156
374 United Rentals, Inc. 283,155
4,496 Upwork, Inc.
a
54,492
4,691 Verra Mobility Corporation
a
141,340
247 Viad Corporation
a
8,213
12,279 Vinci SA 1,401,256
1,174 Wabtec Corporation 189,190
5,876 Waste Connections, Inc. 1,044,577
2,575 Watsco, Inc. 1,260,437
23,912 Werner Enterprises, Inc. 937,111
12,686 WNS Holdings, Ltd.
a
755,832
17,218 Wolters Kluwer NV 2,882,458
9,100 Yuasa Trading Company, Ltd. 339,501
27,830 Zigup plc 151,916
Total 231,987,276
Information Technology (14.9%)
54,378 Advanced Micro Devices, Inc.
a
7,856,533
35,200 Advantest Corporation 1,558,001
7,460 Agilysys, Inc.
a
836,191
2,147 Ambarella, Inc.
a
113,018
36,761 Amphenol Corporation 2,362,262
140,857 Apple, Inc. 31,281,523
25,776 Applied Materials, Inc. 5,469,667
2,370 AppLovin Corporation
a
182,727
4,212 Arista Networks, Inc.
a
1,459,669
6,739 ASGN, Inc.
a
637,981
3,718 ASM International NV 2,558,066
14,298 ASML Holding NV 13,313,902
1,031 Atlassian Corporation
a
182,044
1,625 Autodesk, Inc.
a
402,220
21,920 Broadcom, Inc. 3,522,106
6,800 Canon, Inc. 212,852
9,678 CCC Intelligent Solutions Holdings,
Inc.
a
99,296
24,447 CDW Corporation 5,332,135
17,330 Check Point Software
Technologies, Ltd.
a
3,179,189

Global Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.5%) Value
Information Technology (14.9%) - continued
124,503 Cisco Systems, Inc. $ 6,032,170
4,429 Clearwater Analytics Holdings,
Inc.
a
86,587
11,418 Coherent Corporation
a
795,606
2,496 CommScope Holding Company,
Inc.
a
6,465
7,979 CommVault Systems, Inc.
a
1,219,590
612 Consensus Cloud Solutions, Inc.
a
13,036
1,099 Constellation Software, Inc./
Canada 3,467,615
21,131 Crane NXT Company 1,328,717
2,959 Credo Technology Group Holding,
Ltd.
a
82,112
5,839 CyberArk Software, Ltd.
a
1,497,003
48,820 Dassault Systemes SE 1,850,708
2,646 Datadog, Inc.
a
308,100
10,242 Descartes Systems Group, Inc.
a
1,041,099
3,400 DISCO Corporation 1,136,949
53 DocuSign, Inc.
a
2,940
292 Dolby Laboratories, Inc. 22,998
19,158 Dynatrace Holdings, LLC
a
841,419
341 Elastic NV
a
37,397
3,403 Enphase Energy, Inc.
a
391,719
2,444 F5, Inc.
a
497,696
4,848 Fabrinet
a
1,069,275
9,778 Flex, Ltd.
a
314,363
58,736 Fortinet, Inc.
a
3,409,037
4,100 Fuji Soft, Inc. 196,432
67,700 FUJIFILM Holdings NPV 1,609,631
2,815 Gartner, Inc.
a
1,410,850
28,718 Gitlab, Inc.
a
1,471,223
5,184 Globant SA
a
1,009,377
422 GoDaddy, Inc.
a
61,380
21,577 Guidewire Software, Inc.
a
3,238,060
54,358 Halma plc 1,860,590
3,247 Hewlett Packard Enterprise
Company 64,648
2,582 HubSpot, Inc.
a
1,283,331
65,021 International Business Machines
Corporation 12,493,135
1,051 IPG Photonics Corporation
a
84,500
1,694 Itron, Inc.
a
175,227
5,109 Jabil, Inc. 575,631
48,947 JFrog, Ltd.
a
1,887,396
4,200 Keyence Corporation 1,836,494
3,851 Keysight Technologies, Inc.
a
537,484
27,767 Knowles Corporation
a
507,303
3,236 Kyndryl Holdings, Inc.
a
86,951
179,900 Kyocera Corporation 2,265,835
1,320 Lam Research Corporation 1,216,037
7,800 Lasertec Corporation 1,383,979
42,229 Lattice Semiconductor
Corporation
a
2,238,137
3,568 Littelfuse, Inc. 953,048
16,689 Marvell Technology, Inc. 1,117,829
94,021 Microsoft Corporation 39,333,685
10,264 MKS Instruments, Inc. 1,292,238
5,007 MongoDB, Inc.
a
1,263,567
2,385 Monolithic Power Systems, Inc. 2,058,470
1,029 Motorola Solutions, Inc. 410,489
60,300 Murata Manufacturing Company,
Ltd. 1,341,553
1,490 nCino, Inc.
a
48,812
5,600 NEC Corporation 484,706
5,623 NetApp, Inc. 714,009
10,400 Nomura Research Institute, Ltd. 321,066
Shares Common Stock (80.5%) Value
Information Technology (14.9%) - continued
625 Nova, Ltd.
a
$ 125,582
2,914 Nova, Ltd., Class S
a
601,654
7,900 NSD Company, Ltd. 162,625
20,800 NTT Data Group Corporation 323,948
327,296 NVIDIA Corporation 38,300,178
2,415 Okta, Inc.
a
226,865
4,870 Onto Innovation, Inc.
a
931,631
200 OSI Systems, Inc.
a
29,596
7,100 Otsuka Corporation 157,391
3,875 Palo Alto Networks, Inc.
a
1,258,329
14,893 PDF Solutions, Inc.
a
522,595
485 Procore Technologies, Inc.
a
34,450
11,198 PTC, Inc.
a
1,991,564
6,348 Q2 Holdings, Inc.
a
428,300
78,202 QUALCOMM, Inc. 14,150,652
8,500 Rakus Company, Ltd. 119,089
108,200 Renesas Electronics Corporation 1,863,623
54,300 Rohm Company, Ltd. 740,339
3,500 Rorze Corporation 569,229
27,632 Salesforce, Inc. 7,151,162
140,705 Samsung Electronics Company,
Ltd. 8,676,190
26,662 SAP SE 5,636,894
10,400 SCREEN Holdings Company, Ltd. 881,294
11,850 ServiceNow, Inc.
a
9,650,522
1,300 SHIFT, Inc.
a
99,862
5,412 Silicon Laboratories, Inc.
a
650,144
7,113 SolarWinds Corporation 84,858
2,277 Synopsys, Inc.
a
1,271,295
25,808 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 4,278,966
3,994 TD SYNNEX Corporation 475,965
3,503 TE Connectivity, Ltd. 540,618
19,077 Technology One, Ltd. 257,701
487 Teledyne Technologies, Inc.
a
205,446
2,035 Tenable Holdings, Inc.
a
93,447
19,200 Tokyo Electron, Ltd. 4,017,552
34,793 Trimble, Inc.
a
1,897,610
26,711 TTM Technologies, Inc.
a
517,659
2,638 Tyler Technologies, Inc.
a
1,498,674
5,610 Unisys Corporation
a
26,704
2,174 Unity Software, Inc.
a
35,567
19,765 Varonis Systems, Inc.
a
1,089,644
3,237 VeriSign, Inc.
a
605,351
1,916 Viavi Solutions, Inc.
a
15,405
10,351 Vontier Corporation 406,070
6,338 Western Digital Corporation
a
424,963
9,614 Workiva, Inc.
a
709,225
1,588 Xero, Ltd.
a
144,694
1,240 Xerox Holdings Corporation 13,349
Total 306,739,557
Materials (3.9%)
83,197 Acerinox SA 874,193
19,286 Agnico Eagle Mines, Ltd. 1,488,094
17,576 Air Liquide SA 3,206,895
12,582 Alcoa Corporation 415,709
752 AptarGroup, Inc. 110,529
355 Avery Dennison Corporation 76,975
4,877 Avient Corporation 220,636
36,410 Axalta Coating Systems, Ltd.
a
1,298,017
29,363 Barrick Gold Corporation 544,023
8,554 Berry Plastics Group, Inc. 562,169
179,007 BHP Group, Ltd. 4,971,906

Global Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.5%) Value
Materials (3.9%) - continued
53,592 BlueScope Steel, Ltd. $ 778,217
507 Buzzi SPA 19,877
6,102 Celanese Corporation 861,297
71,018 CF Industries Holdings, Inc. 5,425,065
17,645 Chemours Company 426,480
43,945 Corteva, Inc. 2,465,315
41,465 CRH plc 3,526,879
41,733 Deterra Royalties, Ltd. 109,110
4,323 DuPont de Nemours, Inc. 361,835
2,987 Eagle Materials, Inc. 813,360
53,313 Eastman Chemical Company 5,508,832
15,046 Element Solutions, Inc. 405,490
44,184 Evraz plc
a,d
6
20,677 Fortescue, Ltd. 257,280
2,679 Franco-Nevada Corporation 345,484
947 Givaudan SA 4,646,035
249,266 Glencore plc 1,383,132
106,503 Granges AB 1,300,177
8,961 Heidelberg Materials AG 933,551
47,375 Hexpol AB 529,840
81,369 Holcim AG 7,603,966
1,797 Huntsman Corporation 43,002
4,244 Ingevity Corporation
a
194,757
3,257 Innospec, Inc. 427,123
354 International Flavors & Fragrances,
Inc. 35,216
2,573 Kaiser Aluminum Corporation 202,469
6,319 Knife River Corporation
a
502,487
1,102 Koppers Holdings, Inc. 44,862
42,100 Kyoei Steel, Ltd. 560,325
4,356 Louisiana-Pacific Corporation 427,585
493 LyondellBasell Industries NV 49,034
2,804 Martin Marietta Materials, Inc. 1,663,753
2,652 Minerals Technologies, Inc. 207,864
73,800 Mitsubishi Chemical Group
Corporation 435,881
15,420 Mosaic Company 459,053
64,182 Northern Star Resources, Ltd. 595,681
55,533 Nucor Corporation 9,048,547
4,985 O-I Glass, Inc.
a
66,600
8,987 Orica, Ltd. 105,749
2,764 Orion SA 68,050
72 Packaging Corporation of America 14,391
71,585 Perseus Mining, Ltd. 119,274
1,343 PPG Industries, Inc. 170,534
2,847 Radius Recycling, Inc. 51,588
42,701 Ranpak Holdings Corporation
a
308,301
42,623 Rio Tinto plc 2,771,888
8,350 Rio Tinto, Ltd. 641,631
7,558 RPM International, Inc. 917,995
2,231 Sealed Air Corporation 84,890
819 Sensient Technologies Corporation 63,923
64,000 Shin-Etsu Chemical Company, Ltd. 2,843,564
147,597 SSAB AB, Class A 761,482
1,161 Steel Dynamics, Inc. 154,668
15,104 Summit Materials, Inc.
a
631,045
3,484 SunCoke Energy, Inc. 40,763
16,300 Taiyo Holdings Company, Ltd. 389,553
5,624 Teck Resources, Ltd. 275,632
36,500 Toagosei Company, Ltd. 391,020
11,178 Trinseo plc 32,304
20,704 Tronox Holdings plc 334,577
8,086 United States Steel Corporation 332,254
937 Vidrala SA 97,516
2,670 Vulcan Materials Company 732,942
Shares Common Stock (80.5%) Value
Materials (3.9%) - continued
8,184 West Fraser Timber Company, Ltd. $ 725,839
6,990 Wheaton Precious Metals
Corporation 417,722
8,777 Yara International ASA 250,025
Total 80,163,733
Real Estate (2.3%)
3,696 Acadia Realty Trust 79,981
18,840 Agree Realty Corporation 1,299,395
15,462 AvalonBay Communities, Inc. 3,168,473
32,825 British Land Company plc 173,982
3,066 Brixmor Property Group, Inc. 78,091
497,400 CapitaLand Integrated
Commercial Trust 776,958
42,013 CBRE Group, Inc.
a
4,735,285
31,658 Compass, Inc.
a
138,979
15,938 CoStar Group, Inc.
a
1,243,483
49,190 Crown Castle, Inc. 5,414,835
30,331 Cushman and Wakefield plc
a
397,639
1,000 Daito Trust Construction Company,
Ltd. 120,260
45,200 Daiwa House Industry Company,
Ltd. 1,279,991
1,786 DiamondRock Hospitality
Company 14,699
17,649 Douglas Elliman, Inc.
a
36,357
5,847 EastGroup Properties, Inc. 1,093,330
14,793 EPR Properties 665,685
5,112 Equinix, Inc. 4,039,707
46,006 Equity Commonwealth
a
937,142
48,726 Essential Properties Realty Trust,
Inc. 1,441,802
1,196 Essex Property Trust, Inc. 332,919
4,496 First Industrial Realty Trust, Inc. 246,021
15,351 Four Corners Property Trust, Inc. 416,626
8,288 Getty Realty Corporation 245,491
4,617 Goodman Group 106,588
267,939 Healthcare Realty Trust, Inc. 4,739,841
96,000 Henderson Land Development
Company, Ltd. 269,647
2,323 Howard Hughes Holdings, Inc.
a
172,297
25,800 Hulic Company, Ltd. 251,836
3,606 Independence Realty Trust, Inc. 67,252
6,465 Industrial Logistics Properties Trust 33,230
20,894 Invitation Homes, Inc. 736,931
21,958 LXP Industrial Trust 226,167
18,432 Medical Properties Trust, Inc. 88,658
14,582 National Storage Affiliates Trust 620,756
16,420 NetSTREIT Corporation 270,437
12,700 Nomura Real Estate Holdings, Inc. 355,025
10,946 Pebblebrook Hotel Trust 149,851
20,855 Phillips Edison and Company, Inc. 732,010
3,744 Plymouth Industrial REIT, Inc. 89,556
10,944 PSP Swiss Property AG 1,462,458
1,403 RE/MAX Holdings, Inc. 13,539
6,644 Retail Opportunity Investments
Corporation 99,328
1,016 RMR Group, Inc. 26,355
4,104 SBA Communications Corporation 900,992
4,054 Simon Property Group, Inc. 622,046
36,439 STAG Industrial, Inc. 1,487,076
5,004 Sun Communities, Inc. 634,157
100,500 Sun Hung Kai Properties, Ltd. 870,182
14,993 Tanger, Inc. 433,298
16,186 Terreno Realty Corporation 1,107,284

Global Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.5%) Value
Real Estate (2.3%) - continued
21,952 UDR, Inc. $ 879,617
17,637 Vonovia SE 540,755
8,432 Zillow Group, Inc., Class A
a
399,677
2,970 Zillow Group, Inc., Class C
a
144,639
Total 46,908,616
Utilities (2.2%)
11,618 ACEA SPA 201,567
12,630 Alliant Energy Corporation 702,986
6,938 American Water Works Company,
Inc. 987,694
176,411 APA Group 914,365
20,407 ATCO, Ltd. 633,058
52,957 Canadian Utilities, Ltd. 1,240,068
23,451 Clearway Energy, Inc., Class A 577,598
16,980 Clearway Energy, Inc., Class C 453,026
92,000 CLP Holdings, Ltd. 789,601
22,955 Constellation Energy Corporation 4,356,859
51,190 Contact Energy, Ltd. 258,959
5,794 DTE Energy Company 698,351
51,284 Duke Energy Corporation 5,603,803
674,926 Enel SPA 4,818,421
43,754 Engie SA 687,821
44,424 Entergy Corporation 5,151,851
16,853 Evergy, Inc. 977,474
8,043 Eversource Energy 522,071
152,465 Fortum Oyj 2,344,455
9,340 Hawaiian Electric Industries, Inc. 154,670
35,319 Hydro One, Ltd. 1,106,908
308,000 Italgas SPA
b
1,646,929
20,450 NextEra Energy Partners, LP
b
522,498
29,367 NiSource, Inc. 917,719
94,568 Origin Energy, Ltd. 648,876
9,945 PNM Resources, Inc. 413,513
9,371 Portland General Electric
Company 443,998
61,313 Public Service Enterprise Group,
Inc. 4,890,938
12,370 Redeia Corporacion SA 219,628
37,930 TransAlta Corporation 285,715
51,616 UGI Corporation 1,279,044
10,414 Vistra Energy Corporation 824,997
20,314 Xcel Energy, Inc. 1,183,900
Total 46,459,361
Total Common Stock
(cost $1,232,576,966) 1,658,340,045
Shares
Registered Investment
Companies ( 6.0% ) Value
U.S. Affiliated  (4.9%)
5,834,035 Thrivent Core Emerging Markets
Equity Fund 55,715,032
3,908,105 Thrivent Core Small Cap Value
Fund 45,412,185
Total 101,127,217
U.S. Unaffiliated  (1.1%)
8,894 Invesco QQQ Trust Series 1 4,189,696
26,453 SPDR S&P 500 ETF Trust 14,570,577
33,135 SPDR S&P Biotech ETF
b
3,282,353
Shares
Registered Investment
Companies (6.0%) Value
U.S. Unaffiliated  (1.1%)- continued
1,746 SPDR S&P Oil & Gas Exploration
ETF
b
$ 255,597
Total 22,298,223
Total Registered Investment
Companies (cost $109,694,539) 123,425,440
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
7,902,057 Thrivent Cash Management Trust 7,902,057
Total Collateral Held for
Securities Loaned
(cost $7,902,057) 7,902,057
Shares Preferred Stock ( <0.1% ) Value
Consumer Discretionary (<0.1%)
1,877 Bayerische Motoren Werke AG 160,919
Total 160,919
Consumer Staples (<0.1%)
6,097 Henkel AG & Company KGaA 521,549
Total 521,549
Total Preferred Stock
(cost $658,628) 682,468
Shares or
Principal
Amount Short-Term Investments ( 13.2% ) Value
Federal Home Loan Bank Discount
Notes
24,325,000 5.250%, 8/1/2024
e
24,321,449
1,800,000 5.250%, 8/7/2024
e,f
1,798,161
7,100,000 5.245%, 8/16/2024
e,f
7,083,417
25,000,000 5.270%, 8/20/2024
e
24,927,014
71,145,000 5.261%, 8/21/2024
e,f
70,926,911
30,000,000 5.268%, 8/23/2024
e
29,899,279
300,000 5.252%, 9/4/2024
e
298,470
4,500,000 5.225%, 9/17/2024
e,f
4,468,530
800,000 5.240%, 9/18/2024
e,f
794,289
800,000 5.195%, 10/18/2024
e,f
791,012
400,000 5.215%, 10/30/2024
e,f
394,823
100,000 5.175%, 11/8/2024
e,f
98,603
300,000 5.105%, 11/22/2024
e,f
295,221
Federal Home Loan Mortgage
Corporation Discount Notes
25,000,000 5.240%, 8/2/2024
e
24,992,701
10,000,000 5.260%, 9/19/2024
e
9,927,153
Federal National Mortgage
Association Discount Notes
67,250,000 5.245%, 8/1/2024
e
67,240,184
U.S. Treasury Bills
5,000,000 5.266%, 8/13/2024
e
4,991,196
Total Short-Term Investments
(cost $273,286,616) 273,248,413
Total Investments (cost
$1,624,118,806) 100.1% $2,063,598,423
Other Assets and Liabilities, Net
(0.1%) (2,479,522)
Total Net Assets 100.0% $2,061,118,901

Global Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $9,324,847 or 0.5% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
July 31, 2024:
Securities Lending Transactions
Common Stock $ 7,676,157
Total lending $7,676,157
Gross amount payable upon return of
collateral for securities loaned $7,902,057
Net amounts due to counterparty $225,900
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 104,424,160 83,858,294 20,565,866 –
Consumer Discretionary 177,040,500 118,000,963 59,039,537 –
Consumer Staples 84,527,831 53,535,697 30,992,134 –
Energy 86,335,376 56,812,481 29,522,895 –
Financials 279,235,684 161,136,584 118,099,100 –
Health Care 214,517,951 144,603,001 69,914,950 –
Industrials 231,987,276 135,432,955 96,554,321 –
Information Technology 306,739,557 247,565,165 59,174,392 –
Materials 80,163,733 38,026,963 42,136,764 6
Real Estate 46,908,616 40,700,934 6,207,682 –
Utilities 46,459,361 30,662,990 15,796,371 –
Registered Investment Companies
U.S. Unaffiliated 22,298,223 22,298,223 – –
Preferred Stock
Consumer Discretionary 160,919 – 160,919 –
Consumer Staples 521,549 – 521,549 –
Short-Term Investments 273,248,413 – 273,248,413 –
Subtotal Investments in Securities $1,954,569,149 $1,132,634,250 $821,934,893 $6
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 101,127,217
Collateral Held for Securities Loaned 7,902,057
Subtotal Other Investments $109,029,274
Total Investments at Value $2,063,598,423
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Global Stock Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 5,952,737 5,952,737 – –
Total Asset Derivatives $5,952,737 $5,952,737 $– $–
Liability Derivatives
Futures Contracts 17,551,551 17,551,551 – –
Total Liability Derivatives $17,551,551 $17,551,551 $– $–

Global Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of July 31, 2024. Investments and/or cash totaling $18,914,247 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 17 September 2024 $ 1,747,874 $ 184,176
CME E-mini S&P 500 Index 1,577 September 2024 433,909,843 4,338,457
CME E-mini S&P Mid-Cap 400 Index 3 September 2024 892,266 43,764
ICE mini MSCI EAFE Index 371 September 2024 43,282,571 1,046,364
ICE US mini MSCI Emerging Markets Index 354 September 2024 19,068,074 339,976
Total Futures Long Contracts $ 498,900,628 $ 5,952,737
CME E-mini Russell 2000 Index (1,016) September 2024 ( $ 104,653,527) ( $ 10,814,873)
CME E-mini S&P Mid-Cap 400 Index (393) September 2024 (115,883,252) (6,736,678)
Total Futures Short Contracts ( $ 220,536,779) ($17,551,551)
Total Futures Contracts $ 278,363,849 ($11,598,814)

Global Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $49,160 $1,768 $4,000 $55,715 5,834 2.7%
Core Small Cap Value 32,744 606 – 45,412 3,908 2.2
Total U.S. Affiliated Registered Investment
Companies 81,904 101,127 4.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,866 84,920 82,884 7,902 7,902 0.4
Total Collateral Held for Securities Loaned 5,866 7,902 0.4
Total Value $87,770 $109,029
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity ($950) $9,737 $– $1,769
Core Small Cap Value – 12,062 – 606
Affiliated Short-Term Investments
Total Income/Non Cash Income from Affiliated Investments $2,375
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 47
Total Affiliated Income from Securities Loaned, Net $47
Total ($950) $21,799 $–

Government Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.2% ) Value
Asset-Backed Securities (9.0%)
Cascade Funding Mortgage Trust,
LLC
$ 49,376
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
$ 48,561
ECMC Group Student Loan Trust
135,969
6.462%,  (SOFR30A +
1.114%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
135,607
Finance of America HECM Buyout
133,095
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
130,413
Goodgreen
198,994
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
182,743
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
401,238
1.650%,  3/25/2051, Ser.
2021-1 365,307
Missouri Higher Education Loan
Auth.
348,028
1.530%,  1/25/2061, Ser.
2021-1 303,004
Navient Student Loan Trust
421,588
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
378,396
New Hampshire Higher Education
Loan Corporation
171,959
6.664%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
171,995
RMF Buyout Issuance Trust
82,870
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
81,799
Sunnova Hestia I Issuer, LLC
667,045
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
680,714
Sunnova Hestia II Issuer, LLC
293,995
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
298,359
Total 2,776,898
Collateralized Mortgage Obligations (11.4%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
820,573
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
655,250
Federal Home Loan Mortgage
Corporation - REMIC
83,542
4.000%,  1/25/2051, Ser.
5249, Class LA 80,899
616,184
1.500%,  3/25/2050, Ser.
4982, Class JA 486,727
800,000
4.000%,  8/25/2052, Ser.
5256, Class AY 740,009
24,839
2.000%,  1/15/2041, Ser.
4074, Class JA 24,012
146,448
1.750%,  6/15/2042, Ser.
4097, Class QN 128,090
Federal Home Loan Mortgage
Corporation - SCRT
353,000
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
284,485
Principal
Amount Long-Term Fixed Income (99.2%) Value
Collateralized Mortgage Obligations (11.4%) -
continued
Federal Home Loan Mortgage
Corporation - SLST
$ 700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
$ 594,876
Federal National Mortgage
Association - REMIC
202,214
5.000%,  3/25/2054, Ser.
2024-9, Class ZC 197,573
95,372
2.000%,  11/25/2032, Ser.
2012-123, Class BA 88,578
233,489
4.500%,  1/25/2046, Ser.
2022-68, Class BA 230,192
Total 3,510,691
Commercial Mortgage-Backed Securities (3.0%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
600,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
617,393
300,000
4.720%,  5/25/2029, Ser.
K524, Class A2
b,c
303,394
Total 920,787
Mortgage-Backed Securities (39.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
378,056 2.000%,  1/1/2052 308,646
396,239 3.000%,  2/1/2050 352,225
428,106 2.000%,  5/1/2051 349,563
451,017 4.000%,  5/1/2052 426,270
58,462 5.000%,  7/1/2053 57,906
99,044 3.500%,  9/1/2047
d
91,826
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
163,072 2.500%,  7/1/2030 154,984
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
851,294 2.000%,  3/1/2033 802,975
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
534,377 3.500%,  5/1/2040 507,189
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
95,056 2.000%,  2/1/2051 77,625
79,246 2.000%,  2/1/2051 64,714
781,247 2.500%,  2/1/2051 663,878
615,097 3.000%,  5/1/2051 548,452
510,717 3.000%,  6/1/2050 456,983
600,835 3.500%,  8/1/2050 554,313
507,923 3.500%,  9/1/2052 464,698
119,124 2.000%,  11/1/2051 97,045
482,921 2.000%,  12/1/2050 392,904
1,862,202 4.500%,  12/1/2052 1,808,605
150,000 6.000%,  8/1/2041
d
152,127
1,100,000 5.500%,  8/1/2042
d
1,101,684
99,245 3.500%,  12/1/2047
d
92,093

Government Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.2%) Value
Mortgage-Backed Securities (39.9%) -
continued
$ 350,000 4.000%,  8/1/2048
d
$ 327,980
100,000 5.000%,  8/1/2048 98,471
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
910,465 2.500%,  3/1/2062 735,619
371,192 3.500%,  7/1/2061 331,246
373,258 4.000%,  12/1/2061 345,577
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
925,000 5.000%,  8/1/2054
d
914,655
Total 12,280,253
U.S. Government & Agencies (35.9%)
Federal Home Loan Bank
950,000 5.900%,  3/10/2043 952,010
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 407,551
U.S. Treasury Bonds
2,075,000 1.375%,  8/15/2050 1,098,858
U.S. Treasury Notes
2,525,000 4.625%,  6/30/2026 2,539,696
3,845,000 3.875%,  9/30/2029 3,831,933
2,135,000 4.500%,  11/15/2033 2,208,391
Total 11,038,439
Total Long-Term Fixed Income
(cost $31,083,616) 30,527,068
Shares or
Principal
Amount Short-Term Investments ( 9.3% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.170%, 10/9/2024
e,f
99,004
Thrivent Core Short-Term Reserve
Fund
274,954 5.600% 2,749,538
Total Short-Term Investments
(cost $2,848,547) 2,848,542
Total Investments (cost
$33,932,163) 108.5% $33,375,610
Other Assets and Liabilities, Net
(8.5%) (2,616,249)
Total Net Assets 100.0% $30,759,361
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $2,591,842 or 8.4% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
July 31, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month

Government Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Government
Bond Fund as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
^ Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Asset Backed Securities Level 3 securities' fair value is calculated by a vendor using the established policies and procedures of the reporting entity. Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, and U.S. Treasury yields.
Unobservable inputs were weighted by the relative fair value of the instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 2,776,898 – 2,776,898 –
Collateralized Mortgage Obligations 3,510,691 – 3,510,691 –
Commercial Mortgage-Backed Securities 920,787 – 920,787 –
Mortgage-Backed Securities 12,280,253 – 12,280,253 –
U.S. Government & Agencies 11,038,439 – 11,038,439 –
Short-Term Investments 99,004 – 99,004 –
Subtotal Investments in Securities $30,626,072 $– $30,626,072 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,749,538
Subtotal Other Investments $2,749,538
Total Investments at Value $33,375,610
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Government Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 33,349 33,349 – –
Total Asset Derivatives $33,349 $33,349 $– $–
Investments in Securities
Beginning
Value
10/31/2023
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
7/31/2024
Long Term Fixed Income
 Asset Backed Securities $686,000 $812  26,857 $- ($32,955)  - ($680,714)  $-
Total  $686,000 $812   $26,857  $- ($32,955)  $- ($680,714) $-

Government Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Government Bond Fund's futures contracts held as of July 31, 2024. Investments and/or cash totaling $99,004 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 19 September 2024 $ 3,868,628 $ 33,349
Total Futures Long Contracts $ 3,868,628 $ 33,349
Total Futures Contracts $ 3,868,628 $33,349
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reser ve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $13,011 $43,285 $53,546 $2,750 275 8.9%
Total Affiliated Short-Term Investments 13,011 2,750 8.9
Total Value $13,011 $2,750
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $7 ($7) $– $276
Total Income/Non Cash Income from Affiliated Investments $276
Total $7 ($7) $–

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
( 100.9% ) Value
Alabama (3.0%)
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
$ 250,000 5.500%, 6/1/2049, Ser. D-1
a
$ 265,940
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
200,000 5.500%, 8/1/2058, Ser. A
b
218,180
Jefferson County, AL Sewer Rev.
Refg. Warrants
250,000 5.500%, 10/1/2053 273,185
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
200,000
5.000%, 6/1/2054, Ser. A,
AMT 204,686
Pell City Square Cooperative
District, AL Rev.
245,000 7.000%, 4/1/2044, Ser. A 259,390
Total 1,221,381
Arizona (4.0%)
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
250,000 5.375%, 7/1/2053
c
253,802
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
200,000 5.000%, 7/15/2050, Ser. A
c
200,341
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 357,598
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
c
289,891
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
250,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
257,745
Maricopa County, AZ Industrial
Development Auth. Educational
Fac. Rev. (Valley Christian
Schools)
250,000 6.375%, 7/1/2058, Ser. A
c
257,400
Total 1,616,777
Arkansas (0.6%)
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
250,000 5.700%, 5/1/2053, AMT 262,528
Total 262,528
California (7.4%)
California Community Choice
Financing Auth. Rev. (Clean
Energy)
200,000 5.250%, 10/1/2031, Ser. C
a
214,360
Principal
Amount
Long-Term Fixed Income
(100.9%) Value
California (7.4%) - continued
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
$ 250,000 4.000%, 7/15/2029, AMT $ 249,897
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
250,000 5.875%, 5/1/2059, Ser. A
c
260,838
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
250,000
4.125%, 10/1/2041, Ser. A,
AMT
a
250,606
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 269,612
California Statewide Communities
Development Auth. Community
Fac. District No. 2021-03 Special
Tax Rev. (Laurel Ranch)
145,000 5.000%, 9/1/2054
d
147,782
Dixon, CA Special Tax
250,000 5.000%, 9/1/2048 254,592
Los Angeles, CA Department of
Water & Power Rev. Refg.
200,000 3.850%, 7/1/2035, Ser. A
a
200,000
Los Angeles, CA Department of
Water & Power System Rev.
Refg.
500,000 3.850%, 7/1/2035, Ser. A
a
500,000
River Islands, CA Public Financing
Auth. Community Fac. District
Special Tax
150,000 5.625%, 9/1/2053 158,144
San Diego County, CA Regional
Airport Auth. Rev.
250,000
5.250%, 7/1/2058, Ser. B,
AMT 268,424
Tejon Ranch, CA Public Fac.
Financing Auth. Community
Facs. District No. 2008-1 Special
Tax Rev. Refg. (Tejon Industrial
Complex Public Improvements
- East)
200,000 5.000%, 9/1/2054
d
205,603
Total 2,979,858
Colorado (4.8%)
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
250,000 6.500%, 12/1/2053 257,234
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 309,696
Colorado Educational and Cultural
Fac. Auth. Rev. (Mountain
Phoenix Community School)
200,000 6.250%, 7/1/2053
c
204,337
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
c
135,376

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.9%) Value
Colorado (4.8%) - continued
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
$ 350,000 4.000%, 8/1/2049, Ser. A-2 $ 325,365
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 225,066
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 230,044
Hess Ranch Metropolitan District
No. 5, CO Special Assessment
Rev.
250,000 6.000%, 12/1/2043, Ser. A-1 253,232
Total 1,940,350
Connecticut (0.6%)
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
c
227,349
Total 227,349
Delaware (2.2%)
Bridgeville, DE Special Obligation
(Heritage Shores Special
Development District)
200,000 5.625%, 7/1/2053
c
210,948
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 351,454
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 233,440
University of Delaware Rev.
100,000 4.050%, 11/1/2034, Ser. B
a
100,000
Total 895,842
District Of Columbia (0.7%)
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
250,000
5.250%, 10/1/2048, Ser. A,
AMT 268,084
Total 268,084
Florida (8.3%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 213,426
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
250,000 5.650%, 3/1/2054
b
279,189
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
150,000 5.000%, 11/1/2053, Ser. A-1 150,459
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
c
209,285
Principal
Amount
Long-Term Fixed Income
(100.9%) Value
Florida (8.3%) - continued
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
$ 225,000 5.750%, 6/15/2047, Ser. A $ 235,316
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 152,487
250,000 4.000%, 7/1/2055, Ser. A 213,425
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
250,000 4.500%, 8/1/2055, Ser. A 248,492
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051
c
235,558
Florida Development Finance
Corporation Student Housing
Rev. (Sinking Fund Protection -
Tampa I, LLC - The Henry)
250,000 5.250%, 6/1/2059, Ser. A-1
c
254,208
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 303,781
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 274,884
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 118,349
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
c
238,020
Village Community Development
District No. 15 Rev. (City of
Wildwood, FL)
200,000 5.250%, 5/1/2054
c
206,719
Total 3,333,598
Georgia (1.8%)
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 222,753
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 260,130
Monroe County, GA Development
Auth. Pollution Control Rev.
(Georgia Power Company Plant
Scherer)
250,000 3.875%, 10/1/2048
a
252,289
Total 735,172

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.9%) Value
Guam (0.8%)
Guam Power Auth. Rev. Refg.
$ 300,000 5.000%, 10/1/2034, Ser. A $ 329,528
Total 329,528
Idaho (1.2%)
Avimor Community Infrastructure
District No. 1, ID Special
Assessment (Assessment Area
Five)
250,000 5.875%, 9/1/2053
c
260,267
College of Western Idaho Annual
Appropriation C.O.P
200,000 5.000%, 8/1/2052 206,290
Total 466,557
Illinois (3.0%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 258,425
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A 213,561
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
265,137
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 151,554
Illinois G.O.
235,000 5.000%, 12/1/2025, Ser. B 240,492
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
b
75,342
Total 1,204,511
Indiana (2.8%)
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
150,000 5.750%, 3/1/2054, Ser. A 162,320
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
250,000 5.375%, 6/1/2064, Ser. A 261,011
Indiana Housing & Community
Development Auth. Rev. (Vita of
Marion)
150,000 5.250%, 4/1/2041, Ser. A
*,c
124,527
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 152,391
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
250,000 6.125%, 3/1/2057, Ser. E 275,539
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
150,000 5.000%, 1/1/2054, AMT
c
155,001
Total 1,130,789
Principal
Amount
Long-Term Fixed Income
(100.9%) Value
Iowa (1.7%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
$ 160,000 5.000%, 5/15/2032, Ser. A $ 161,158
150,000 5.000%, 5/15/2043, Ser. A 148,726
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 364,092
Total 673,976
Kansas (0.4%)
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
150,000 6.500%, 11/15/2042, Ser. A
c
154,286
Total 154,286
Louisiana (0.5%)
St. John the Baptist Parish, LA Rev.
Refg. (Marathon Oil Corporation)
200,000 4.050%, 6/1/2037, Ser. A-1
a
200,324
Total 200,324
Maryland (1.7%)
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
200,000 6.000%, 7/1/2058, Ser. A 221,647
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown)
(AGM Insured)
250,000 5.250%, 7/1/2064
b
265,848
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
200,000 5.000%, 7/1/2030
c
203,568
Total 691,063
Massachusetts (1.8%)
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
200,000 5.000%, 7/1/2052 202,259
Massachusetts Transportation Fund
Rev. (Rail Enhancement)
500,000 5.000%, 6/1/2053, Ser. A 543,161
Total 745,420
Michigan (0.8%)
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 103,597
225,000 5.000%, 12/31/2043, AMT 229,273
Total 332,870
Minnesota (4.4%)
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 267,616

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.9%) Value
Minnesota (4.4%) - continued
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
$ 150,000 6.250%, 3/1/2054, Ser. A $ 150,633
Cuyuna Range Hospital District,
MN Health Care Fac. Rev.
150,000 5.750%, 5/1/2053 155,150
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 251,734
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 271,797
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
320,000 5.000%, 10/1/2052, Ser. A 335,010
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 198,085
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
200,000 4.000%, 12/1/2050 164,772
Total 1,794,797
Mississippi (0.4%)
Mississippi Business Finance
Commission Gulf Opportunity
Zone Industrial Rev. (Chevron
USA, Inc.)
180,000 4.050%, 12/1/2030, Ser. A
a
180,000
Total 180,000
Missouri (1.8%)
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
75,000 5.750%, 8/15/2059, Ser. A 77,599
140,000 5.000%, 8/15/2042, Ser. A 134,999
Ozark, MO R-6 School District
C.O.P
250,000 5.000%, 4/1/2045 264,919
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
250,000 6.000%, 10/1/2049
c
251,469
Total 728,986
Montana (0.4%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 168,151
Total 168,151
Principal
Amount
Long-Term Fixed Income
(100.9%) Value
Nevada (1.5%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
$ 225,000 5.000%, 9/1/2042, Ser. A $ 229,328
Las Vegas, NV Special
Improvement District No. 817
Special Assessment (Summerlin
Village 29)
250,000 6.000%, 6/1/2053 260,353
Nevada Department of Business
& Industry Rev. (Brightline West
Passenger Rail)
100,000
8.125%, 8/8/2024, Ser A-4,
AMT
a,d
101,375
Total 591,056
New Hampshire (0.7%)
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
250,000 5.250%, 7/1/2048, Ser. A 263,554
Total 263,554
New Jersey (1.0%)
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 172,644
New Jersey Transportation Trust
Fund Auth. Rev.
225,000 5.000%, 6/15/2045, Ser. AA 226,544
Total 399,188
New York (9.4%)
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
200,000 5.750%, 6/1/2042
c
213,310
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
410,000 5.000%, 6/15/2042 420,951
Build NYC Resource Corporation,
NY Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051
c
202,769
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
250,000 5.500%, 6/15/2053, Ser. A
c
259,936
New York City, NY G.O.
205,000 4.050%, 4/1/2036, Ser. L-3
a
205,000
250,000 4.500%, 5/1/2049, Ser. D-1 256,231
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 309,368
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 212,881

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.9%) Value
New York (9.4%) - continued
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
$ 250,000 5.500%, 6/30/2060, AMT $ 265,985
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
250,000 5.625%, 4/1/2040, AMT 270,254
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
400,000 5.000%, 12/1/2042, AMT 418,620
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
274,247
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
c
209,795
Suffolk Regional Off-Track Betting
Corporation, NY Rev.
250,000 6.000%, 12/1/2053 262,279
Total 3,781,626
North Carolina (2.3%)
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
250,000 5.250%, 7/1/2053, AMT
b
266,896
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (The United
Methodist Retirement Homes)
250,000 5.125%, 10/1/2054, Ser. A 259,001
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
500,000 4.000%, 1/1/2052, Ser. A 407,189
Total 933,086
North Dakota (0.5%)
Horace, ND Refg. Improvement
U.T.G.O.
200,000 5.000%, 5/1/2048, Ser. A 195,993
Total 195,993
Ohio (2.5%)
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
500,000 5.000%, 6/1/2055, Ser. B-2 463,032
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
240,000 4.000%, 12/1/2055, Ser. A
c
201,322
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 98,419
Principal
Amount
Long-Term Fixed Income
(100.9%) Value
Ohio (2.5%) - continued
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
$ 250,000 5.000%, 12/1/2063, Ser. B $ 261,911
Total 1,024,684
Oklahoma (0.6%)
Osage County, OK Industrial Auth.
Use Tax Rev.
225,000 6.500%, 9/1/2040 242,570
Total 242,570
Oregon (1.9%)
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
250,000 5.250%, 8/1/2054 265,234
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
340,000 4.000%, 5/15/2057 265,894
Umatilla, OR Hospital District No.
1 G.O.
250,000 5.000%, 6/1/2053 253,166
Total 784,294
Pennsylvania (2.3%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 362,459
Pennsylvania Economic
Development Financing Auth.
Rev. (Villanova University)
300,000 4.000%, 8/1/2054 291,995
Philadelphia, PA Auth. for Industrial
Development Charter School
Rev. Refg. (Tacony Academy
Charter School)
250,000 5.500%, 6/15/2043
c
261,202
Total 915,656
Puerto Rico (0.6%)
Puerto Rico Sales Tax Financing
Corporation Rev.
250,000 4.750%, 7/1/2053, Ser. A-1 247,815
Total 247,815
South Carolina (0.5%)
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 196,644
Total 196,644

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.9%) Value
South Dakota (0.5%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
$ 250,000 4.000%, 8/1/2051 $ 212,662
Total 212,662
Tennessee (1.4%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Board Rev. Refg. (Vanderbilt
University)
250,000 4.000%, 10/1/2054
d
244,985
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 308,253
Total 553,238
Texas (6.0%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
250,000 6.250%, 6/1/2063, Ser. CH
c
259,443
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
195,000 5.000%, 1/1/2033, Ser. A 194,995
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 250,366
Port Beaumont, TX Navigation
District Dock and Wharf Fac.
Rev. (Jefferson Gulf Coast
Energy)
250,000
5.250%, 1/1/2054, Ser. A,
AMT
c
251,895
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
250,000 5.000%, 10/1/2031, Ser. A 242,062
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 277,148
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Methodist Hospitals of Dallas)
150,000 4.050%, 10/1/2041, Ser. A-4
a
150,000
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 235,688
Principal
Amount
Long-Term Fixed Income
(100.9%) Value
Texas (6.0%) - continued
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
$ 300,000 5.000%, 6/30/2058, AMT $ 301,608
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
250,000 4.375%, 8/1/2054
b,d
247,059
Total 2,410,264
Utah (1.3%)
Black Desert Public Infrastructure
District, UT Special Assessment
(Black Desert Assessment Area
No.1)
250,000 5.625%, 12/1/2053
c
258,156
Utah Infrastructure Agency
Telecommunication Rev.
245,000 6.000%, 10/15/2047 271,141
Total 529,297
Virginia (2.4%)
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
235,000 6.875%, 12/1/2058, Ser. A 259,061
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 233,664
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 456,436
Total 949,161
Washington (1.3%)
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
250,000 5.500%, 12/1/2054 267,167
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
250,000 6.125%, 7/1/2053
c
274,913
Total 542,080
West Virginia (1.0%)
South Charleston, WV Special
District Excise Tax Rev. Refg.
(South Charleston Park Place)
500,000 4.500%, 6/1/2050
c
397,469
Total 397,469
Wisconsin (8.1%)
Public Finance Auth., WI Charter
School Rev. (Founders Academy
of Las Vegas)
250,000 6.625%, 7/1/2053, Ser. A
c
261,883
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
250,000 6.500%, 7/15/2063, Ser. A
c
270,785

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(100.9%) Value
Wisconsin (8.1%) - continued
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
$ 250,000 7.000%, 7/1/2058
c
$ 261,391
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
335,000 5.000%, 2/1/2052, Ser. A 342,864
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
250,000 5.250%, 7/1/2053, AMT 254,871
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 421,137
Public Finance Auth., WI Rev.
(Mayfair)
150,000
5.500%, 11/15/2032, Ser.
A-4
c
150,010
Public Finance Auth., WI Rev. Bond
Anticipation Notes (Hutsonwood
at Spring Hill)
50,000 12.000%, 5/16/2029, Ser. A
c
50,552
Public Finance Auth., WI Special
Rev. (Candela, Fort Bend
County, TX)
150,000 6.125%, 12/15/2029
c
148,383
Public Finance Auth., WI Special
Rev. (Lariat, Williamson County,
TX)
250,000 Zero Coupon, 9/1/2029
c
174,647
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
250,000 5.750%, 7/1/2063, Ser. A
c
269,545
Public Finance Auth., WI Tax
Increment Rev. (Miami
WorldCenter)
150,000 5.000%, 6/1/2041, Ser. A
c
152,014
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
250,000 6.000%, 10/1/2049 255,510
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 235,970
Total 3,249,562
Total Long-Term Fixed Income
(cost $41,508,127) 40,702,096
Principal
Amount Short-Term Investments ( 0.2% )
e
Value
Federal Home Loan Bank Discount
Notes
100,000 5.245%, 8/16/2024
f
99,766
Total Short-Term Investments
(cost $99,781) 99,766
Total Investments
(cost $41,607,908) 101.1% $40,801,862
Other Assets and Liabilities, Net
(1.2%) (471,782)
Total Net Assets 100.0% $40,330,080
a Denotes variable rate securities. The rate shown is as of
July 31, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $9,401,994 or 23.3% of
total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
High Income Municipal Bond Fund as of July 31, 2024
was $124,527 or 0.31% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2024.
Security
Acquisition
Date Cost
Indiana Housing & Community
Development Auth. Rev.
(Vita of Marion), 4/1/2041 4/15/2021 $ 148,844
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
Fac. - Facility/Facilities
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation

High Income Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 11,980,448 – 11,980,448 –
Electric Revenue 581,817 – 581,817 –
General Obligation 1,156,141 – 1,156,141 –
Health Care 7,400,372 – 7,400,372 –
Housing Finance 1,579,931 – 1,579,931 –
Industrial Development Revenue 3,320,193 – 3,320,193 –
Other Revenue 2,361,652 – 2,361,652 –
Tax Revenue 4,661,994 – 4,661,994 –
Transportation 5,746,144 – 5,746,144 –
Water & Sewer 1,913,404 – 1,913,404 –
Short-Term Investments 99,766 – 99,766 –
Total Investments at Value $40,801,862 $– $40,801,862 $–
The following table is a summary of the inputs used, as of July 31, 2024, in valuing High Income Municipal Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 9,829 9,829 – –
Total Liability Derivatives $9,829 $9,829 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of July 31, 2024. Investments and/or cash totaling
$99,766 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (3) September 2024 ( $ 352,515) ( $ 9,829)
Total Futures Short Contracts ( $ 352,515) ($9,829)
Total Futures Contracts ( $ 352,515) ($9,829)

High Yield Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 3.8% )
a
Value
Basic Materials (0.2%)
Grinding Media, Inc., Term Loan
$ 1,025,289
9.569%,  (TSFR3M +
4.000%), 10/12/2028
b,c
$ 1,025,289
Total 1,025,289
Capital Goods (0.2%)
Brand Industrial Services, Inc.,
Term Loan
1,393,488
9.827%,  (TSFR3M +
4.500%), 8/1/2030
b
1,393,320
Total 1,393,320
Communications Services (0.6%)
Cengage Learning, Inc., Term
Loan
1,363,939
9.538%,  (TSFR6M +
4.250%), 3/24/2031
b
1,369,272
NEP Group, Inc., Term Loan
2,386,089
10.208%,PIK 1.500%,
(TSFR1M + 4.750%),
8/19/2026
b,d
2,239,201
Sinclair Television Group, Inc.,
Term Loan
460,626
8.514%,  (TSFR3M +
3.000%), 4/3/2028
b
328,003
Total 3,936,476
Consumer Cyclical (0.2%)
Marriott Ownership Resorts, Inc.,
Term Loan
925,000
7.594%,  (TSFR1M +
2.250%), 4/1/2031
b
929,237
Six Flags Entertainment
Corporation, Term Loan
459,000
7.343%,  (TSFR1M +
2.000%), 5/1/2031
b,c
460,147
Total 1,389,384
Consumer Non-Cyclical (0.8%)
Amneal Pharmaceuticals, LLC,
Term Loan
1,192,793
10.844%,  (TSFR1M +
5.500%), 5/4/2028
b,e,f
1,202,729
B&G Foods, Inc., Term Loan
1,315,000
0.000%,  (TSFR1M +
3.500%), 10/10/2029
b,e,f
1,301,442
Chobani, LLC, Term Loan
463,670
9.079%,  (TSFR1M +
3.750%), 10/25/2027
b
465,409
Endo Finance Holdings, Inc., Term
Loan
690,000
9.783%,  (TSFR3M +
4.500%), 4/23/2031
b
691,435
ModivCare, Inc., Term Loan
439,000
10.082%,  (TSFR6M +
4.750%), 7/1/2031
b
426,928
Triton Water Holdings, Inc., Term
Loan
1,150,073
8.846%,  (TSFR3M +
3.250%), 3/31/2028
b
1,152,833
Total 5,240,776
Principal
Amount Bank Loans (3.8%)
a
Value
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
$ 945,184
9.094%,  (TSFR1M +
3.750%), 9/29/2028
b
$ 952,472
Total 952,472
Financials (0.6%)
Acrisure, LLC, Term Loan
459,000
0.000%,  (TSFR1M +
3.500%), 2/16/2027
b,e,f
458,270
229,000
8.594%,  (TSFR3M +
3.250%), 11/6/2030
b
228,652
Osaic Holdings, Inc., Term Loan
877,000
0.000%,  (TSFR1M +
4.000%), 8/16/2028
b,e,f
862,836
Truist Insurance Holdings, LLC,
Term Loan
1,611,000
8.585%,  (TSFR3M +
3.250%), 5/6/2031
b
1,613,771
USI, Inc./NY, Term Loan
878,000
0.000%,  (TSFR1M +
2.750%), 11/23/2029
b,e,f
879,405
Total 4,042,934
Technology (0.2%)
CoreLogic, Inc., Term Loan
1,371,225
8.958%,  (TSFR1M +
3.500%), 6/2/2028
b
1,348,092
Total 1,348,092
Transportation (0.8%)
AAdvantage Loyalty IP, Ltd., Term
Loan
1,920,000
10.294%,  (TSFR3M +
4.750%), 4/20/2028
b
1,983,955
Air Canada, Term Loan
1,384,530
7.847%,  (TSFR3M +
2.500%), 3/21/2031
b
1,386,842
Genesee & Wyoming, Inc., Term
Loan
1,314,000
0.000%,  (TSFR3M +
2.000%), 4/10/2031
b,e,f
1,314,053
Total 4,684,850
Total Bank Loans
(cost $23,998,728) 24,013,593
Principal
Amount Long-Term Fixed Income ( 90.6% ) Value
Basic Materials (5.2%)
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*,g,h
2,860
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
543,000 8.625%,  6/15/2029
i
570,867
ATI, Inc.
744,000 7.250%,  8/15/2030 777,865
Axalta Coating Systems Dutch
Holding B BV
927,000 7.250%,  2/15/2031
i
972,179
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
272,000 8.750%,  7/15/2026
i
244,527

High Yield Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Basic Materials (5.2%) - continued
Cascades, Inc./Cascades USA,
Inc.
$ 1,372,000 5.125%,  1/15/2026
i
$ 1,354,691
Chemours Company
2,817,000 5.750%,  11/15/2028
i
2,635,296
Cleveland-Cliffs, Inc.
1,090,000 4.875%,  3/1/2031
i
994,828
1,315,000 7.000%,  3/15/2032
i
1,319,751
Consolidated Energy Finance SA
3,482,000 5.625%,  10/15/2028
i
2,782,909
First Quantum Minerals, Ltd.
1,938,000 6.875%,  10/15/2027
i
1,905,573
Hecla Mining Company
805,000 7.250%,  2/15/2028 811,690
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
i
708,993
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
1,771,000 9.000%,  7/1/2028
i
1,776,796
INEOS Finance plc
392,000 7.500%,  4/15/2029
i
399,028
Mercer International, Inc.
709,000 5.500%,  1/15/2026 690,924
Methanex Corporation
1,025,000 4.250%,  12/1/2024 1,016,748
Mineral Resources, Ltd.
1,265,000 9.250%,  10/1/2028
i
1,345,282
Novelis Corporation
1,790,000 4.750%,  1/30/2030
i
1,691,314
OCI NV
2,564,000 4.625%,  10/15/2025
i
2,539,988
SCIL IV, LLC/SCIL USA Holdings,
LLC
1,377,000 5.375%,  11/1/2026
i
1,345,430
SNF Group SACA
926,000 3.125%,  3/15/2027
i
856,333
927,000 3.375%,  3/15/2030
i
797,611
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
i
2,043,099
Taseko Mines, Ltd.
1,349,000 8.250%,  5/1/2030
i
1,383,209
Tronox, Inc.
231,000 4.625%,  3/15/2029
i
210,399
United States Steel Corporation
1,300,000 6.875%,  3/1/2029 1,307,942
Total 32,486,132
Capital Goods (10.0%)
AAR Escrow Issuer, LLC
616,000 6.750%,  3/15/2029
i
629,668
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,d,g,h
17,250
Advanced Drainage Systems, Inc.
1,390,000 5.000%,  9/30/2027
i
1,361,305
AECOM
1,372,000 5.125%,  3/15/2027 1,355,528
Amsted Industries, Inc.
2,310,000 4.625%,  5/15/2030
i
2,128,544
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
689,000 4.125%,  8/15/2026
i,j
582,681
Principal
Amount Long-Term Fixed Income (90.6%) Value
Capital Goods (10.0%) - continued
$ 601,000 5.250%,  8/15/2027
i
$ 348,700
Boeing Company
259,000 6.298%,  5/1/2029
i
267,907
689,000 6.388%,  5/1/2031
i
719,362
Bombardier, Inc.
299,000 7.875%,  4/15/2027
i
299,453
1,755,000 6.000%,  2/15/2028
i
1,749,960
1,500,000 7.000%,  6/1/2032
i,j
1,533,700
Builders FirstSource, Inc.
465,000 5.000%,  3/1/2030
i
444,900
Canpack SA/Canpack US, LLC
2,195,000 3.875%,  11/15/2029
i
1,969,721
Chart Industries, Inc.
2,030,000 7.500%,  1/1/2030
i
2,111,812
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
i
2,826,163
Clydesdale Acquisition Holdings,
Inc.
900,000 6.875%,  1/15/2030
f,i
896,611
546,000 8.750%,  4/15/2030
i
535,844
Cornerstone Building Brands, Inc.
319,000 9.500%,  8/15/2029
i
319,399
686,000 6.125%,  1/15/2029
i,j
565,273
CP Atlas Buyer, Inc.
628,000 7.000%,  12/1/2028
i,j
537,657
Crown Cork & Seal Company, Inc.
1,700,000 7.375%,  12/15/2026 1,771,458
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
1,619,000 6.625%,  12/15/2030
i
1,649,394
EquipmentShare.com, Inc.
670,000 8.625%,  5/15/2032
i
695,633
GFL Environmental, Inc.
3,665,000 4.000%,  8/1/2028
i
3,445,071
H&E Equipment Services, Inc.
2,708,000 3.875%,  12/15/2028
i
2,474,401
Herc Holdings, Inc.
649,000 5.500%,  7/15/2027
i
643,643
885,000 6.625%,  6/15/2029
i
903,596
Mauser Packaging Solutions
Holding Company
1,281,000 9.250%,  4/15/2027
i,j
1,282,724
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
i
1,086,355
Mueller Water Products, Inc.
915,000 4.000%,  6/15/2029
i
853,779
Nesco Holdings II, Inc.
2,170,000 5.500%,  4/15/2029
i
2,019,693
New Enterprise Stone and Lime
Company, Inc.
2,623,000 5.250%,  7/15/2028
i
2,519,092
OI European Group BV
1,246,000 4.750%,  2/15/2030
i
1,145,946
Owens-Brockway Glass Container,
Inc.
1,093,000 6.625%,  5/13/2027
i
1,094,066
543,000 7.375%,  6/1/2032
i
536,322
Pactiv Evergreen Group
684,000 4.375%,  10/15/2028
i
642,106
Resideo Funding, Inc.
1,275,000 6.500%,  7/15/2032
i
1,274,935
Reworld Holding Corporation
606,000 4.875%,  12/1/2029
i
554,149

High Yield Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Capital Goods (10.0%) - continued
Roller Bearing Company of
America, Inc.
$ 1,243,000 4.375%,  10/15/2029
i
$ 1,160,331
Sealed Air Corporation/Sealed Air
Corporation (US)
571,000 6.125%,  2/1/2028
i
574,947
Smyrna Ready Mix Concrete, LLC
1,947,000 8.875%,  11/15/2031
i
2,098,192
Spirit AeroSystems, Inc.
920,000 4.600%,  6/15/2028
j
871,622
1,389,000 9.750%,  11/15/2030
i
1,548,034
SRM Escrow Issuer, LLC
772,000 6.000%,  11/1/2028
i
764,747
Summit Materials, LLC/Summit
Materials Finance Corporation
356,000 7.250%,  1/15/2031
i
371,210
TransDigm, Inc.
713,000 6.750%,  8/15/2028
i
726,705
2,155,000 7.125%,  12/1/2031
i
2,236,647
1,049,000 6.625%,  3/1/2032
i
1,072,945
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
i
1,018,646
870,000 8.500%,  8/15/2027
i,j
854,080
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,545,428
WESCO Distribution, Inc.
1,309,000 7.250%,  6/15/2028
i
1,341,387
680,000 6.375%,  3/15/2029
i
688,796
276,000 6.625%,  3/15/2032
i
281,156
Total 62,948,674
Communications Services (12.5%)
Altice Financing SA
1,217,000 5.750%,  8/15/2029
i
923,662
Altice France SA
1,026,000 5.125%,  7/15/2029
i,j
719,529
2,372,000 5.500%,  10/15/2029
i,j
1,668,128
AMC Networks, Inc.
338,000 10.250%,  1/15/2029
i
333,998
C&W Senior Finance, Ltd.
475,000 6.875%,  9/15/2027
i
463,790
CCO Holdings, LLC/CCO Holdings
Capital Corporation
2,521,000 5.000%,  2/1/2028
i
2,400,047
3,250,000 5.375%,  6/1/2029
i
3,038,293
347,000 6.375%,  9/1/2029
i
337,862
3,760,000 4.750%,  3/1/2030
i
3,366,153
1,814,000 4.250%,  2/1/2031
i
1,543,457
1,218,000 4.750%,  2/1/2032
i
1,041,636
Cimpress plc
928,000 7.000%,  6/15/2026 928,167
Clear Channel Outdoor Holdings,
Inc.
783,000 7.500%,  6/1/2029
i,j
672,338
Clear Channel Worldwide
Holdings, Inc.
2,210,000 5.125%,  8/15/2027
i
2,140,674
CSC Holdings, LLC
896,000 5.375%,  2/1/2028
i
711,327
733,000 11.750%,  1/31/2029
i
662,624
1,667,000 6.500%,  2/1/2029
i
1,283,836
3,009,000 5.750%,  1/15/2030
i
1,213,714
1,034,000 4.125%,  12/1/2030
i
715,899
Principal
Amount Long-Term Fixed Income (90.6%) Value
Communications Services (12.5%) - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 4,113,000 5.875%,  8/15/2027
i
$ 3,960,620
DISH DBS Corporation
634,000 5.875%,  11/15/2024 591,231
1,019,000 5.250%,  12/1/2026
i
848,193
719,000 7.375%,  7/1/2028 337,930
760,000 5.750%,  12/1/2028
i,j
557,858
1,162,000 5.125%,  6/1/2029 486,601
DISH Network Corporation
826,000 11.750%,  11/15/2027
i
826,767
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
i
831,734
980,000 5.000%,  5/1/2028
i
943,800
1,362,000 6.750%,  5/1/2029
i,j
1,286,905
510,000 8.750%,  5/15/2030
i
534,292
GCI, LLC
3,410,000 4.750%,  10/15/2028
i
3,165,468
Gray Television, Inc.
749,000 7.000%,  5/15/2027
i,j
724,967
1,902,000 10.500%,  7/15/2029
i
1,984,750
1,214,000 5.375%,  11/15/2031
i,j
791,343
iHeartCommunications, Inc.
423,000 6.375%,  5/1/2026
j
357,597
472,000 5.250%,  8/15/2027
i,j
309,089
Iliad Holding SASU
1,193,000 6.500%,  10/15/2026
i
1,195,470
1,763,000 8.500%,  4/15/2031
i
1,836,741
Intelsat Jackson Holdings SA
919,000 6.500%,  3/15/2030
i
874,266
Lamar Media Corporation
1,109,000 3.625%,  1/15/2031 985,402
LCPR Senior Secured Financing
DAC
3,330,000 6.750%,  10/15/2027
i
3,103,371
Level 3 Financing, Inc.
1,640,000 4.250%,  7/1/2028
i
893,800
600,000 11.000%,  11/15/2029
i
635,184
957,000 10.500%,  5/15/2030
i,j
978,054
McGraw-Hill Education, Inc.
919,000 5.750%,  8/1/2028
i
885,126
767,000 8.000%,  8/1/2029
i,j
747,850
News Corporation
1,022,000 3.875%,  5/15/2029
i
946,185
Nexstar Media, Inc.
815,000 5.625%,  7/15/2027
i
790,440
657,000 4.750%,  11/1/2028
i,j
604,488
Optics Bidco SPA
1,235,000 6.000%,  9/30/2034
i
1,167,075
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
365,000 4.625%,  3/15/2030
i
335,373
Paramount Global
412,000 6.375%,  3/30/2062
b
378,268
Playtika Holding Corporation
1,770,000 4.250%,  3/15/2029
i
1,572,666
Scripps Escrow II, Inc.
409,000 3.875%,  1/15/2029
i
266,080
Sinclair Television Group, Inc.
472,000 4.125%,  12/1/2030
i,j
328,068

High Yield Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Communications Services (12.5%) - continued
Sirius XM Radio, Inc.
$ 630,000 3.125%,  9/1/2026
i
$ 598,539
360,000 5.000%,  8/1/2027
i
348,348
1,190,000 4.000%,  7/15/2028
i
1,092,127
860,000 3.875%,  9/1/2031
i
718,402
TEGNA, Inc.
680,000 4.750%,  3/15/2026
i
669,544
1,592,000 4.625%,  3/15/2028 1,460,561
Telecom Italia Capital SA
80,000 6.000%,  9/30/2034 75,300
Telenet Finance Luxembourg
Notes SARL
400,000 5.500%,  3/1/2028
i
381,495
Telesat Canada/Telesat, LLC
448,000 4.875%,  6/1/2027
i
204,386
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
1,179,000 4.750%,  4/15/2028
i
1,018,219
443,000 6.500%,  2/15/2029
i,j
334,833
Univision Communications, Inc.
272,000 8.000%,  8/15/2028
i
273,346
1,688,000 4.500%,  5/1/2029
i
1,474,405
Urban One, Inc.
408,000 7.375%,  2/1/2028
i
311,408
Viasat, Inc.
1,087,000 6.500%,  7/15/2028
i,j
884,917
Virgin Media Finance plc
1,538,000 5.000%,  7/15/2030
i
1,296,129
Virgin Media Secured Finance plc
1,821,000 5.500%,  5/15/2029
i
1,695,991
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
i
1,752,562
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
407,000 7.750%,  8/15/2028
i
392,598
Zayo Group Holdings, Inc.
579,000 4.000%,  3/1/2027
i,j
492,362
Zegona Finance plc
1,157,000 8.625%,  7/15/2029
i
1,180,285
Ziggo Bond Company BV
807,000 5.125%,  2/28/2030
i,j
712,612
Total 78,596,555
Consumer Cyclical (16.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
2,901,000 4.375%,  1/15/2028
i
2,758,526
1,385,000 4.000%,  10/15/2030
i
1,235,385
Adient Global Holdings, Ltd.
1,091,000 8.250%,  4/15/2031
i,j
1,147,053
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
48,000 6.625%,  7/15/2026
i
48,069
720,000 6.000%,  6/1/2029
i,j
627,332
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,175,000 4.625%,  6/1/2028
i
1,084,764
700,000 4.625%,  6/1/2028
i
645,211
Allison Transmission, Inc.
1,137,000 3.750%,  1/30/2031
i
1,011,979
Principal
Amount Long-Term Fixed Income (90.6%) Value
Consumer Cyclical (16.1%) - continued
American Axle & Manufacturing,
Inc.
$ 2,936,000 5.000%,  10/1/2029
j
$ 2,692,821
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
363,000 7.000%,  4/15/2030
i,j
307,868
Anywhere Real Estate Group, LLC/
Realogy Co-Issuer Corporation
480,000 5.750%,  1/15/2029
i,j
329,942
Arches Buyer, Inc.
1,478,000 6.125%,  12/1/2028
i
1,223,932
Arko Corporation
1,344,000 5.125%,  11/15/2029
i,j
1,172,472
Asbury Automotive Group, Inc.
460,000 5.000%,  2/15/2032
i
423,904
Ashton Woods USA, LLC/Ashton
Woods Finance Company
700,000 4.625%,  8/1/2029
i
646,315
1,031,000 4.625%,  4/1/2030
i
941,170
Aston Martin Capital Holdings, Ltd.
664,000 10.000%,  3/31/2029
i
666,677
Beazer Homes USA, Inc.
475,000 7.500%,  3/15/2031
i
482,006
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
i
1,731,725
Boyne USA, Inc.
642,000 4.750%,  5/15/2029
i
607,993
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
1,093,000 5.000%,  6/15/2029
i
1,015,092
435,000 4.875%,  2/15/2030
i
398,777
Caesars Entertainment, Inc.
4,432,000 4.625%,  10/15/2029
i
4,117,618
Carnival Corporation
703,000 7.625%,  3/1/2026
i
709,801
2,147,000 5.750%,  3/1/2027
i
2,136,296
1,303,000 4.000%,  8/1/2028
i
1,232,844
1,644,000 6.000%,  5/1/2029
i,j
1,640,005
Carvana Company
400,000
0.000%,PIK 12.000%,
12/1/2028
d,i
432,110
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
1,178,000 5.250%,  7/15/2029 1,147,174
Choice Hotels International, Inc.
658,000 3.700%,  12/1/2029
j
604,124
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
i
902,737
609,000 6.750%,  5/1/2031
i
618,481
Clarios Global, LP/Clarios US
Finance Company, Inc.
1,800,000 6.750%,  5/15/2028
i
1,832,973
Crocs, Inc.
438,000 4.250%,  3/15/2029
i
404,054
Dana, Inc.
1,100,000 4.250%,  9/1/2030 971,374
985,000 4.500%,  2/15/2032 860,614
Ford Motor Company
2,259,000 3.250%,  2/12/2032 1,896,274

High Yield Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Consumer Cyclical (16.1%) - continued
Gap, Inc.
$ 901,000 3.625%,  10/1/2029
i
$ 787,559
Garrett Motion Holdings, Inc./
Garrett LX I SARL
950,000 7.750%,  5/31/2032
i
965,974
General Motors Financial
Company, Inc.
1,394,000 5.750%,  9/30/2027
b,k
1,323,590
Goodyear Tire & Rubber Company
965,000 5.000%,  7/15/2029
j
910,767
Group 1 Automotive, Inc.
479,000 6.375%,  1/15/2030
i
483,117
Hanesbrands, Inc.
766,000 4.875%,  5/15/2026
i
750,241
512,000 9.000%,  2/15/2031
i,j
541,894
Hilton Domestic Operating
Company, Inc.
1,398,000 4.875%,  1/15/2030 1,351,658
1,932,000 3.625%,  2/15/2032
i
1,692,131
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
1,628,000 5.000%,  6/1/2029
i
1,531,247
International Game Technology plc
1,500,000 6.250%,  1/15/2027
i
1,514,240
340,000 5.250%,  1/15/2029
i
333,373
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
i
1,025,517
KB Home
1,420,000 6.875%,  6/15/2027 1,464,983
L Brands, Inc.
1,326,000 5.250%,  2/1/2028 1,299,365
646,000 6.625%,  10/1/2030
i
652,135
689,000 6.875%,  11/1/2035 698,071
Light & Wonder International, Inc.
1,170,000 7.250%,  11/15/2029
i
1,203,945
Live Nation Entertainment, Inc.
729,000 4.750%,  10/15/2027
i
706,860
Macy's Retail Holdings, LLC
1,820,000 5.875%,  4/1/2029
i,j
1,777,606
Mattamy Group Corporation
1,080,000 4.625%,  3/1/2030
i
1,011,332
Melco Resorts Finance, Ltd.
726,000 5.375%,  12/4/2029
i
652,851
625,000 7.625%,  4/17/2032
i
621,859
MGM China Holdings, Ltd.
219,000 7.125%,  6/26/2031
i,j
221,896
Michaels Companies, Inc.
1,471,000 5.250%,  5/1/2028
i
1,088,146
NCL Corporation, Ltd.
1,963,000 5.875%,  3/15/2026
i
1,954,225
2,017,000 5.875%,  2/15/2027
i
2,002,386
Nordstrom, Inc.
764,000 4.250%,  8/1/2031 679,940
PENN Entertainment, Inc.
1,400,000 4.125%,  7/1/2029
i,j
1,238,981
PetSmart, Inc./PetSmart Finance
Corporation
978,000 4.750%,  2/15/2028
i
918,864
1,245,000 7.750%,  2/15/2029
i
1,208,361
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,682,000 5.750%,  4/15/2026
i
1,680,693
Principal
Amount Long-Term Fixed Income (90.6%) Value
Consumer Cyclical (16.1%) - continued
$ 1,595,000 3.375%,  8/31/2027
i
$ 1,488,415
1,458,000 6.250%,  1/15/2028
i
1,453,207
QVC, Inc.
418,000 4.375%,  9/1/2028
j
319,770
Rakuten Group, Inc.
219,000 11.250%,  2/15/2027
i
236,621
219,000 9.750%,  4/15/2029
i
231,847
Real Hero Merger Sub 2, Inc.
1,116,000 6.250%,  2/1/2029
i,j
958,587
Royal Caribbean Cruises, Ltd.
2,282,000 4.250%,  7/1/2026
i
2,222,548
1,200,000 5.375%,  7/15/2027
i
1,192,959
911,000 9.250%,  1/15/2029
i
973,774
479,000 6.000%,  2/1/2033
f,i
482,139
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
680,000 6.625%,  3/1/2030
i
665,057
SeaWorld Parks and
Entertainment, Inc.
1,151,000 5.250%,  8/15/2029
i
1,096,384
Six Flags Theme Parks, Inc.
276,000 7.000%,  7/1/2025
i
276,113
Sonic Automotive, Inc.
831,000 4.875%,  11/15/2031
i
742,120
Staples, Inc.
1,358,000 10.750%,  9/1/2029
i
1,315,445
303,129 12.750%,  1/15/2030
i
235,397
Station Casinos, LLC
480,000 4.500%,  2/15/2028
i
455,553
724,000 4.625%,  12/1/2031
i
659,783
Tenneco, Inc.
1,884,000 8.000%,  11/17/2028
i
1,709,846
Victoria's Secret & Company
1,564,000 4.625%,  7/15/2029
i
1,297,417
Viking Cruises, Ltd.
3,093,000 5.875%,  9/15/2027
i
3,074,442
Wabash National Corporation
970,000 4.500%,  10/15/2028
i
880,682
Walgreens Boots Alliance, Inc.
460,000 3.200%,  4/15/2030
j
379,308
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
i
929,985
Wyndham Hotels & Resorts, Inc.
1,131,000 4.375%,  8/15/2028
i
1,067,144
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
750,000 7.125%,  2/15/2031
i
781,846
ZF North America Capital, Inc.
747,000 6.875%,  4/14/2028
i
765,653
Total 100,891,341
Consumer Non-Cyclical (10.5%)
1375209 B.C., Ltd.
1,017,000 9.000%,  1/30/2028
i,j
964,176
AdaptHealth, LLC
2,897,000 4.625%,  8/1/2029
i
2,585,975
Albertson's Companies, Inc.
2,830,000 5.875%,  2/15/2028
i
2,805,979
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
1,830,000 4.625%,  1/15/2027
i
1,784,164
154,000 3.500%,  3/15/2029
i
140,302

High Yield Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Consumer Non-Cyclical (10.5%) - continued
B&G Foods, Inc.
$ 1,443,000 5.250%,  9/15/2027
j
$ 1,351,756
Bausch + Lomb Corporation
414,000 8.375%,  10/1/2028
i
425,352
Bausch Health Companies, Inc.
699,000 5.500%,  11/1/2025
i
654,683
1,950,000 4.875%,  6/1/2028
i
1,501,695
507,000 11.000%,  9/30/2028
i,j
474,298
BellRing Brands, Inc.
924,000 7.000%,  3/15/2030
i
952,201
Catalent Pharma Solutions, Inc.
816,000 3.125%,  2/15/2029
i
787,834
Central Garden & Pet Company
1,096,000 4.125%,  10/15/2030 990,276
Cheplapharm Arzneimittel GmbH
280,000 5.500%,  1/15/2028
i
261,800
Chobani, LLC/Chobani Finance
Corporation, Inc.
1,060,000 4.625%,  11/15/2028
i
1,011,492
CHS/Community Health Systems,
Inc.
1,835,000 5.625%,  3/15/2027
i
1,757,112
440,000 6.000%,  1/15/2029
i
408,519
533,000 6.125%,  4/1/2030
i
404,441
667,000 5.250%,  5/15/2030
i
581,673
1,576,000 4.750%,  2/15/2031
i
1,296,246
950,000 10.875%,  1/15/2032
i
1,021,236
Concentra Escrow Issuer
Corporation
191,000 6.875%,  7/15/2032
i
196,790
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,393,000 4.750%,  1/15/2029
i
2,289,633
1,158,000 6.625%,  7/15/2030
i
1,189,073
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
i
1,431,215
Embecta Corporation
1,210,000 5.000%,  2/15/2030
i,j
1,036,458
Encompass Health Corporation
3,545,000 4.500%,  2/1/2028 3,427,250
Energizer Holdings, Inc.
1,890,000 4.750%,  6/15/2028
i
1,792,786
Fortrea Holdings, Inc.
1,056,000 7.500%,  7/1/2030
i,j
1,071,135
Grifols SA
702,000 4.750%,  10/15/2028
i
640,504
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,217,000 4.875%,  6/1/2029
i
827,560
Legacy LifePoint Health, LLC
814,000 4.375%,  2/15/2027
i
786,828
LifePoint Health, Inc.
689,000 5.375%,  1/15/2029
i,j
624,200
642,000 9.875%,  8/15/2030
i
699,663
600,000 11.000%,  10/15/2030
i
673,412
918,000 10.000%,  6/1/2032
i,j
974,257
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,153,000 6.250%,  4/1/2029
i
1,176,452
ModivCare Escrow Issuer, Inc.
1,078,000 5.000%,  10/1/2029
i,j
729,573
Principal
Amount Long-Term Fixed Income (90.6%) Value
Consumer Non-Cyclical (10.5%) - continued
Mozart Debt Merger Sub, Inc.
$ 1,178,000 3.875%,  4/1/2029
i
$ 1,099,327
1,097,000 5.250%,  10/1/2029
i
1,060,355
MPH Acquisition Holdings, LLC
660,000 5.500%,  9/1/2028
i
515,227
Newell Brands, Inc.
260,000 6.375%,  9/15/2027 259,705
676,000 6.625%,  9/15/2029 678,218
Organon & Company/Organon
Foreign Debt Co-Issuer BV
629,000 4.125%,  4/30/2028
i
590,958
1,432,000 5.125%,  4/30/2031
i
1,317,865
Owens & Minor, Inc.
830,000 6.625%,  4/1/2030
i,j
775,316
Performance Food Group, Inc.
1,096,000 4.250%,  8/1/2029
i
1,015,094
Perrigo Finance Unlimited
Company
718,000 4.900%,  6/15/2030 677,714
Post Holdings, Inc.
1,015,000 4.500%,  9/15/2031
i
923,059
Primo Water Holdings, Inc.
1,261,000 4.375%,  4/30/2029
i
1,174,283
Sigma Holdco BV
552,000 7.875%,  5/15/2026
i
546,482
Simmons Foods, Inc.
2,663,000 4.625%,  3/1/2029
i
2,396,392
Spectrum Brands, Inc.
170,000 3.875%,  3/15/2031
i
142,419
Star Parent, Inc.
1,380,000 9.000%,  10/1/2030
i
1,472,673
Surgery Center Holdings, Inc.
410,000 7.250%,  4/15/2032
i,j
423,426
Tenet Healthcare Corporation
3,468,000 5.125%,  11/1/2027 3,406,300
1,545,000 6.750%,  5/15/2031 1,587,558
Teva Pharmaceutical Finance
Netherlands III BV
3,933,000 3.150%,  10/1/2026 3,724,554
US Acute Care Solutions, LLC
438,000 9.750%,  5/15/2029
i
434,267
Total 65,949,191
Energy (13.6%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
1,556,000 5.375%,  6/15/2029
i
1,521,463
Archrock Partners, LP/Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
i
967,666
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,362,000 8.250%,  12/31/2028
i
1,398,153
259,000 5.875%,  6/30/2029
i
254,026
Baytex Energy Corporation
1,082,000 8.500%,  4/30/2030
i
1,142,077
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
686,000 7.000%,  7/15/2029
i
704,724
Borr IHC, Ltd./Borr Finance, LLC
905,610 10.000%,  11/15/2028
i
948,345
292,718 10.375%,  11/15/2030
i,j
308,925

High Yield Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Energy (13.6%) - continued
Buckeye Partners, LP
$ 1,575,000 4.500%,  3/1/2028
i
$ 1,502,293
California Resources Corporation
814,000 8.250%,  6/15/2029
i
833,564
Civitas Resources, Inc.
1,323,000 8.375%,  7/1/2028
i
1,389,033
486,000 8.625%,  11/1/2030
i
524,933
1,141,000 8.750%,  7/1/2031
i
1,227,006
CNX Resources Corporation
332,000 7.375%,  1/15/2031
i
342,759
Comstock Resources, Inc.
2,700,000 5.875%,  1/15/2030
i
2,511,465
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
1,915,000 5.500%,  6/15/2031
i
1,836,749
Crescent Energy Finance, LLC
812,000 9.250%,  2/15/2028
i
857,214
1,569,000 7.625%,  4/1/2032
i
1,609,108
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
816,000 8.625%,  3/15/2029
i
847,733
Diamond Foreign Asset Company/
Diamond Finance, LLC
162,000 8.500%,  10/1/2030
i
172,456
DT Midstream, Inc.
657,000 4.125%,  6/15/2029
i
614,170
540,000 4.375%,  6/15/2031
i
497,863
Enerflex, Ltd.
1,080,000 9.000%,  10/15/2027
i
1,113,648
Energy Transfer, LP
1,621,000 8.000%,  5/15/2054
b
1,725,715
EQM Midstream Partners, LP
3,733,000 4.750%,  1/15/2031
i
3,524,665
Genesis Energy LP/Genesis
Energy Finance Corporation
1,086,000 8.875%,  4/15/2030 1,149,775
1,630,000 7.875%,  5/15/2032 1,664,460
Harvest Midstream I, LP
2,049,000 7.500%,  9/1/2028
i
2,096,844
Hess Midstream Operations, LP
1,175,000 4.250%,  2/15/2030
i
1,090,536
Hilcorp Energy I, LP/Hilcorp
Finance Company
1,491,000 5.750%,  2/1/2029
i
1,466,013
935,000 6.000%,  2/1/2031
i
907,435
1,440,000 6.250%,  4/15/2032
i
1,400,725
Howard Midstream Energy
Partners, LLC
1,901,000 7.375%,  7/15/2032
i
1,957,884
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
i
1,567,029
Kraken Oil & Gas Partners, LLC
800,000 7.625%,  8/15/2029
i
807,670
Laredo Petroleum, Inc.
2,690,000 7.750%,  7/31/2029
i
2,720,343
MEG Energy Corporation
1,778,000 5.875%,  2/1/2029
i
1,755,843
Mesquite Energy, Inc.
3,260,000 0.000%,  2/15/2023
*,g,h
97,800
Nabors Industries, Inc.
1,079,000 9.125%,  1/31/2030
i
1,152,706
438,000 8.875%,  8/15/2031
i
446,848
Principal
Amount Long-Term Fixed Income (90.6%) Value
Energy (13.6%) - continued
Nabors Industries, Ltd.
$ 1,079,000 7.500%,  1/15/2028
i,j
$ 1,060,222
New Fortress Energy, Inc.
545,000 6.750%,  9/15/2025
i
535,794
543,000 8.750%,  3/15/2029
i,j
492,370
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
545,000 8.125%,  2/15/2029
i
552,333
817,000 8.375%,  2/15/2032
i
834,853
Noble Finance II, LLC
960,000 8.000%,  4/15/2030
i
1,008,164
Northern Oil and Gas, Inc.
1,368,000 8.750%,  6/15/2031
i
1,441,816
NuStar Logistics, LP
858,000 6.375%,  10/1/2030 875,657
PBF Holding Company, LLC/PBF
Finance Corporation
1,112,000 6.000%,  2/15/2028 1,090,788
Permian Resources Operating,
LLC
812,000 7.000%,  1/15/2032
i
840,732
Prairie Acquiror, LP
1,088,000 9.000%,  8/1/2029
i
1,121,819
Precision Drilling Corporation
1,395,000 6.875%,  1/15/2029
i
1,394,658
Range Resources Corporation
1,498,000 4.750%,  2/15/2030
i
1,418,903
Rockies Express Pipeline, LLC
966,000 4.950%,  7/15/2029
i
923,845
Saturn Oil & Gas, Inc.
815,000 9.625%,  6/15/2029
i
837,520
SM Energy Company
350,000 7.000%,  8/1/2032
i
353,794
Southwestern Energy Company
976,000 4.750%,  2/1/2032 912,063
Sunoco, LP/Sunoco Finance
Corporation
975,000 4.500%,  5/15/2029 921,372
564,000 4.500%,  4/30/2030 526,262
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,497,000 5.500%,  1/15/2028
i
2,409,232
Talos Production, Inc.
409,000 9.000%,  2/1/2029
i
430,950
Teine Energy, Ltd.
1,398,000 6.875%,  4/15/2029
i
1,386,289
TGNR Intermediate Holdings, LLC
1,509,000 5.500%,  10/15/2029
i
1,430,896
Transocean, Inc.
1,216,000 8.250%,  5/15/2029
i
1,241,620
1,216,000 8.500%,  5/15/2031
i
1,244,828
USA Compression Partners, LP/
USA Compression Finance
Corporation
700,000 6.875%,  9/1/2027 704,003
Valaris, Ltd.
1,358,000 8.375%,  4/30/2030
i
1,421,911
Venture Global Calcasieu Pass,
LLC
1,969,000 3.875%,  8/15/2029
i
1,820,499
Venture Global LNG, Inc.
961,000 8.125%,  6/1/2028
i
1,000,821

High Yield Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Energy (13.6%) - continued
$ 940,000 9.500%,  2/1/2029
i
$ 1,045,740
1,753,000 7.000%,  1/15/2030
i
1,771,307
2,787,000 8.375%,  6/1/2031
i
2,928,768
Weatherford International, Ltd.
578,000 8.625%,  4/30/2030
i
601,654
Total 85,239,147
Financials (11.1%)
Acrisure, LLC/Acrisure Finance,
Inc.
1,009,000 6.000%,  8/1/2029
i,j
950,934
AerCap Holdings NV
1,876,000 5.875%,  10/10/2079
b
1,871,303
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
658,000 6.950%,  3/10/2055
b
665,371
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,448,000 6.750%,  10/15/2027
i
1,437,136
1,019,000 6.750%,  4/15/2028
i
1,024,046
657,000 5.875%,  11/1/2029
i
629,115
Ally Financial, Inc.
459,000 2.200%,  11/2/2028 406,755
652,000 6.700%,  2/14/2033 670,180
AmWINS Group, Inc.
344,000 6.375%,  2/15/2029
i
348,984
1,420,000 4.875%,  6/30/2029
i
1,338,930
Avolon Holdings Funding, Ltd.
952,000 2.528%,  11/18/2027
i
873,262
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
658,000 7.125%,  5/15/2031
i
678,486
Bank of America Corporation
345,000 6.250%,  9/5/2024
b,k
344,681
345,000 4.300%,  1/28/2025
b,k
339,815
Barclays plc
1,018,000 6.125%,  12/15/2025
b,k
1,004,976
BNP Paribas SA
329,000 4.625%,  1/12/2027
b,i,k
302,624
Burford Capital Global Finance,
LLC
1,580,000 9.250%,  7/1/2031
i
1,683,602
Castlelake Aviation Finance DAC
1,065,000 5.000%,  4/15/2027
i
1,037,398
Centene Corporation
830,000 3.375%,  2/15/2030 747,806
Citigroup, Inc.
345,000
9.007%,  (TSFR3M +
3.685%), 8/15/2024
b,j,k
345,310
345,000 6.250%,  8/15/2026
b,j,k
344,833
Credit Acceptance Corporation
1,199,000 9.250%,  12/15/2028
i
1,279,509
Diversified Healthcare Trust
572,000 Zero Coupon,  1/15/2026
i
505,839
Drawbridge Special Opportunities
Fund, LP
3,052,000 3.875%,  2/15/2026
i
2,934,183
Encore Capital Group, Inc.
331,000 9.250%,  4/1/2029
i
348,774
FirstCash, Inc.
1,170,000 4.625%,  9/1/2028
i
1,117,820
Principal
Amount Long-Term Fixed Income (90.6%) Value
Financials (11.1%) - continued
$ 658,000 5.625%,  1/1/2030
i
$ 639,124
Fortress Transportation and
Infrastructure Investors, LLC
1,154,000 7.000%,  5/1/2031
i
1,189,792
950,000 7.000%,  6/15/2032
i
979,753
Freedom Mortgage Corporation
686,000 7.625%,  5/1/2026
i
686,757
Freedom Mortgage Holdings, LLC
1,500,000 9.250%,  2/1/2029
i
1,510,740
GGAM Finance, Ltd.
1,409,000 8.000%,  2/15/2027
i
1,456,800
676,000 8.000%,  6/15/2028
i
715,443
140,000 6.875%,  4/15/2029
i
143,141
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,000,000 3.750%,  12/15/2027
i
1,810,077
goeasy, Ltd.
1,112,000 9.250%,  12/1/2028
i
1,192,536
HAT Holdings I, LLC/HAT Holdings
II, LLC
469,000 8.000%,  6/15/2027
i
490,619
HUB International, Ltd.
2,024,000 5.625%,  12/1/2029
i,j
1,943,420
539,000 7.375%,  1/31/2032
i
554,036
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
2,267,000 5.250%,  5/15/2027 2,174,257
Intesa Sanpaolo SPA
459,000 4.198%,  6/1/2032
b,i
397,398
J.P. Morgan Chase & Company
344,000 4.600%,  2/1/2025
b,k
341,414
1,534,000 4.000%,  4/1/2025
b,k
1,499,634
344,000 3.650%,  6/1/2026
b,k
326,660
Jane Street Group/JSG Finance,
Inc.
406,000 4.500%,  11/15/2029
i
384,333
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
544,000 5.000%,  8/15/2028
i
505,249
Jefferson Capital Holdings, LLC
545,000 6.000%,  8/15/2026
i
541,125
1,363,000 9.500%,  2/15/2029
i
1,430,041
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
680,000 4.250%,  2/1/2027
i
658,003
560,000 4.750%,  6/15/2029
i
532,238
Liberty Mutual Group, Inc.
184,000 4.125%,  12/15/2051
b,i
172,221
Macquarie Airfinance Holdings,
Ltd.
1,449,000 6.400%,  3/26/2029
i
1,487,107
682,000 6.500%,  3/26/2031
i
707,778
Midcap Financial Issuer Trust
688,000 6.500%,  5/1/2028
i
664,519
Molina Healthcare, Inc.
1,150,000 4.375%,  6/15/2028
i
1,094,758
MPT Operating Partnership, LP/
MPT Finance Corporation
745,000 5.250%,  8/1/2026
j
669,179
1,376,000 4.625%,  8/1/2029
j
998,610

High Yield Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Financials (11.1%) - continued
Nationstar Mortgage Holdings,
Inc.
$ 639,000 6.500%,  8/1/2029
i
$ 638,057
686,000 5.125%,  12/15/2030
i
638,859
NatWest Group plc
459,000 8.125%,  11/10/2033
b,k
475,278
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
424,000 4.500%,  9/30/2028
i
386,033
OneMain Finance Corporation
1,753,000 7.125%,  3/15/2026 1,783,001
1,426,000 3.500%,  1/15/2027 1,347,599
239,000 3.875%,  9/15/2028 218,331
1,152,000 4.000%,  9/15/2030 1,008,409
Park Intermediate Holdings, LLC
859,000 4.875%,  5/15/2029
i
811,674
PNC Financial Services Group,
Inc.
658,000 3.400%,  9/15/2026
b,k
588,306
PRA Group, Inc.
337,000 7.375%,  9/1/2025
i
336,717
1,373,000 8.375%,  2/1/2028
i
1,390,079
RHP Hotel Properties, LP/RHP
Finance Corporation
658,000 4.500%,  2/15/2029
i
623,375
RLJ Lodging Trust, LP
271,000 4.000%,  9/15/2029
i
241,827
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,367,000 3.875%,  3/1/2031
i
2,105,512
802,000 4.000%,  10/15/2033
i
689,784
Service Properties Trust
1,358,000 8.375%,  6/15/2029 1,351,922
385,000 8.625%,  11/15/2031
i
409,088
SLM Corporation
386,000 4.200%,  10/29/2025 378,946
Synchrony Financial
348,000 7.250%,  2/2/2033 355,920
United Wholesale Mortgage, LLC
1,318,000 5.500%,  4/15/2029
i
1,270,766
Wells Fargo & Company
345,000 3.900%,  3/15/2026
b,k
330,933
World Acceptance Corporation
344,000 7.000%,  11/1/2026
i
330,902
XHR, LP
331,000 6.375%,  8/15/2025
i
331,033
322,000 4.875%,  6/1/2029
i
303,846
Total 69,474,631
Technology (6.8%)
Amentum Escrow Corporation
959,000 7.250%,  8/1/2032
f,i
979,435
AthenaHealth Group, Inc.
1,788,000 6.500%,  2/15/2030
i,j
1,685,788
Block, Inc.
1,377,000 6.500%,  5/15/2032
i
1,399,310
Boost Newco Borrower, LLC
902,000 7.500%,  1/15/2031
i
950,052
Cloud Software Group, Inc.
2,575,000 6.500%,  3/31/2029
i
2,509,974
540,000 9.000%,  9/30/2029
i
536,979
Principal
Amount Long-Term Fixed Income (90.6%) Value
Technology (6.8%) - continued
Consensus Cloud Solutions, Inc.
$ 338,000 6.000%,  10/15/2026
i
$ 331,172
CoreLogic, Inc.
405,000 4.500%,  5/1/2028
i
373,592
Dye & Durham, Ltd.
1,012,000 8.625%,  4/15/2029
i
1,035,533
Entegris, Inc.
1,377,000 5.950%,  6/15/2030
i
1,373,790
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
i
926,172
Gen Digital, Inc.
54,000 6.750%,  9/30/2027
i
54,925
817,000 7.125%,  9/30/2030
i,j
844,622
II-VI, Inc.
638,000 5.000%,  12/15/2029
i
608,587
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
i
3,385,094
610,000 5.000%,  7/15/2028
i
591,331
770,000 5.250%,  7/15/2030
i
741,056
1,830,000 4.500%,  2/15/2031
i
1,682,004
McAfee Corporation
675,000 7.375%,  2/15/2030
i
629,645
MSCI, Inc.
893,000 3.250%,  8/15/2033
i
759,836
NCR Atleos Corporation
540,000 9.500%,  4/1/2029
i
589,908
NCR Voyix Corporation
876,000 5.000%,  10/1/2028
i
837,658
1,626,000 5.125%,  4/15/2029
i
1,553,447
Neptune Bidco US, Inc.
598,000 9.290%,  4/15/2029
i
585,662
Newfold Digital Holdings Group,
Inc.
405,000 11.750%,  10/15/2028
i
409,249
Open Text Corporation
1,828,000 3.875%,  12/1/2029
i
1,659,335
Open Text Holdings, Inc.
1,197,000 4.125%,  2/15/2030
i
1,091,778
Pitney Bowes, Inc.
338,000 6.875%,  3/15/2027
i,j
334,290
PTC, Inc.
1,055,000 4.000%,  2/15/2028
i
999,215
RingCentral, Inc.
1,359,000 8.500%,  8/15/2030
i
1,427,844
Rocket Software, Inc.
810,000 9.000%,  11/28/2028
i
833,695
Seagate HDD Cayman
1,988,000 4.091%,  6/1/2029 1,871,021
Sensata Technologies BV
591,000 4.000%,  4/15/2029
i
547,666
Sensata Technologies, Inc.
383,000 3.750%,  2/15/2031
i
338,280
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,000,000 4.625%,  11/1/2026
i
975,940
SS&C Technologies, Inc.
1,922,000 5.500%,  9/30/2027
i
1,903,914
UKG, Inc.
1,163,000 6.875%,  2/1/2031
i
1,195,371
Unisys Corporation
1,460,000 6.875%,  11/1/2027
i
1,308,047
Viavi Solutions, Inc.
1,606,000 3.750%,  10/1/2029
i
1,392,779

High Yield Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Technology (6.8%) - continued
Xerox Holdings Corporation
$ 154,000 5.000%,  8/15/2025
i
$ 151,330
1,476,000 5.500%,  8/15/2028
i
1,252,264
Total 42,657,590
Transportation (1.6%)
American Airlines Group, Inc.
469,000 3.750%,  3/1/2025
i
461,346
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
830,083 5.500%,  4/20/2026
i
824,525
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
884,000 5.375%,  3/1/2029
i,j
809,106
Delta Air Lines, Inc.
798,000 7.000%,  5/1/2025
i
804,867
Hawaiian Brand Intellectual
Property, Ltd./HawaiianMiles
Loyalty, Ltd.
608,025 11.000%,  4/15/2029
i
579,752
Rand Parent, LLC
1,418,000 8.500%,  2/15/2030
i,j
1,402,214
RXO, Inc.
1,619,000 7.500%,  11/15/2027
i
1,663,523
Stena International SA
691,000 7.250%,  1/15/2031
i
706,870
United Airlines, Inc.
739,000 4.375%,  4/15/2026
i
720,516
469,000 4.625%,  4/15/2029
i
443,223
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
407,000 7.875%,  5/1/2027
i,j
368,410
1,690,000 6.375%,  2/1/2030
i,j
1,346,213
Total 10,130,565
Utilities (3.2%)
AES Corporation
459,000 7.600%,  1/15/2055
b
467,070
Calpine Corporation
1,145,000 4.500%,  2/15/2028
i
1,096,850
Dominion Energy, Inc.
459,000 7.000%,  6/1/2054
b
482,041
Edison International
1,155,000 5.000%,  12/15/2026
b,k
1,110,017
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
i
850,776
NextEra Energy Operating
Partners, LP
1,244,000 3.875%,  10/15/2026
i
1,193,811
NRG Energy, Inc.
1,060,000 5.250%,  6/15/2029
i
1,030,703
PG&E Corporation
1,944,000 5.000%,  7/1/2028 1,896,191
Sunnova Energy Corporation
459,000 5.875%,  9/1/2026
i,j
379,593
Talen Energy Supply, LLC
1,312,000 8.625%,  6/1/2030
i
1,413,849
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
i
2,333,434
TerraForm Power Operating, LLC
2,910,000 5.000%,  1/31/2028
i
2,804,265
Principal
Amount Long-Term Fixed Income (90.6%) Value
Utilities (3.2%) - continued
Vistra Corporation
$ 2,835,000 7.000%,  12/15/2026
b,i,k
$ 2,851,284
Vistra Operations Company, LLC
2,042,000 5.000%,  7/31/2027
i
1,999,405
Total 19,909,289
Total Long-Term Fixed Income
(cost $582,175,513) 568,283,115
Shares
Collateral Held for Securities
Loaned ( 7.0% ) Value
43,697,525 Thrivent Cash Management Trust 43,697,525
Total Collateral Held for
Securities Loaned
(cost $43,697,525) 43,697,525
Shares Common Stock ( <0.1% ) Value
Energy (<0.1%)
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
177,806
Total 177,806
Total Common Stock
(cost $13,480) 177,806
Shares Short-Term Investments ( 5.0% ) Value
Thrivent Core Short-Term Reserve
Fund
3,143,796 5.600% 31,437,963
Total Short-Term Investments
(cost $31,432,474) 31,437,963
Total Investments (cost
$681,317,720) 106.4% $667,610,002
Other Assets and Liabilities, Net
(6.4%) (40,177,118)
Total Net Assets 100.0% $627,432,884
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 31, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 31, 2024.
e All or a portion of the loan is unfunded.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Defaulted security.  Interest is not being accrued.
h In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.

High Yield Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $483,725,915 or 77.1%
of total net assets.
j All or a portion of the security is on loan.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of July 31, 2024 was $117,910 or 0.02% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
July 31, 2024.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
Mesquite Energy, Inc., 2/15/2023 6/30/2020 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
July 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 42,130,523
Total lending $42,130,523
Gross amount payable upon return of
collateral for securities loaned $43,697,525
Net amounts due to counterparty $1,567,002
Definitions:
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month

High Yield Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,025,289 – – 1,025,289
Capital Goods 1,393,320 – 1,393,320 –
Communications Services 3,936,476 – 3,936,476 –
Consumer Cyclical 1,389,384 – 929,237 460,147
Consumer Non-Cyclical 5,240,776 – 5,240,776 –
Energy 952,472 – 952,472 –
Financials 4,042,934 – 4,042,934 –
Technology 1,348,092 – 1,348,092 –
Transportation 4,684,850 – 4,684,850 –
Long-Term Fixed Income
Basic Materials 32,486,132 – 32,486,132 –
Capital Goods 62,948,674 – 62,948,674 –
Communications Services 78,596,555 – 78,596,555 –
Consumer Cyclical 100,891,341 – 100,891,341 –
Consumer Non-Cyclical 65,949,191 – 65,949,191 –
Energy 85,239,147 – 85,239,147 –
Financials 69,474,631 – 69,474,631 –
Technology 42,657,590 – 42,657,590 –
Transportation 10,130,565 – 10,130,565 –
Utilities 19,909,289 – 19,909,289 –
Common Stock
Energy 177,806 177,806 – –
Subtotal Investments in Securities $592,474,514 $177,806 $590,811,272 $1,485,436
Other Investments  * Total
Affiliated Short-Term Investments 31,437,963
Collateral Held for Securities Loaned 43,697,525
Subtotal Other Investments $75,135,488
Total Investments at Value $667,610,002
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $22,099 $143,935 $134,596 $31,438 3,144 5.0%
Total Affiliated Short-Term Investments 22,099 31,438 5.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   44,465 197,327 198,094 43,698 43,698 7.0
Total Collateral Held for Securities Loaned 44,465 43,698 7.0
Total Value $66,564 $75,136
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $– $637
Total Income/Non Cash Income from Affiliated Investments $637
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 217
Total Affiliated Income from Securities Loaned, Net $217
Total $– $– $–

Income Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.5% ) Value
Asset-Backed Securities (<0.1%)
GMAC Mortgage Corporation
Loan Trust
$ 59,575
5.964%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 32,026
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
75,781
5.801%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
75,235
Total 107,261
Basic Materials (2.0%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
c,d
128,185
Anglo American Capital plc
1,450,000 4.750%,  4/10/2027
c
1,439,643
Celanese US Holdings, LLC
2,200,000 6.550%,  11/15/2030 2,341,730
FMC Corporation
3,600,000 5.650%,  5/18/2033
d
3,641,820
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 174,160
Glencore Funding, LLC
1,225,000 5.893%,  4/4/2054
c
1,198,916
1,200,000 3.375%,  9/23/2051
c
793,714
1,800,000 2.500%,  9/1/2030
c
1,563,011
International Flavors & Fragrances,
Inc.
1,300,000 1.832%,  10/15/2027
c
1,179,637
3,350,000 2.300%,  11/1/2030
c
2,860,488
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,550,000 5.350%,  3/15/2034
c
1,586,622
Olin Corporation
180,000 5.125%,  9/15/2027 175,700
Smurfit Kappa Treasury, ULC
2,150,000 5.777%,  4/3/2054
c
2,192,733
1,700,000 5.438%,  4/3/2034
c
1,728,761
Total 21,005,120
Capital Goods (5.7%)
BAE Systems plc
625,000 5.500%,  3/26/2054
c
625,575
1,700,000 3.400%,  4/15/2030
c
1,575,327
1,400,000 1.900%,  2/15/2031
c
1,163,159
Boeing Company
1,250,000 5.805%,  5/1/2050 1,164,824
1,675,000 6.858%,  5/1/2054
c
1,773,230
2,850,000 5.930%,  5/1/2060 2,621,252
1,850,000 7.008%,  5/1/2064
c
1,960,920
850,000 6.528%,  5/1/2034
c
892,273
3,000,000 5.705%,  5/1/2040 2,859,480
Carrier Global Corporation
1,450,000 2.700%,  2/15/2031 1,279,640
CNH Industrial Capital, LLC
2,100,000 4.550%,  4/10/2028 2,080,845
GFL Environmental, Inc.
3,300,000 6.750%,  1/15/2031
c
3,393,437
Howmet Aerospace, Inc.
3,750,000 3.000%,  1/15/2029 3,453,987
1,600,000 5.950%,  2/1/2037 1,681,446
Principal
Amount Long-Term Fixed Income (97.5%) Value
Capital Goods (5.7%) - continued
Ingersoll Rand, Inc.
$ 550,000 5.400%,  8/14/2028 $ 563,666
750,000 5.700%,  8/14/2033 786,296
John Deere Capital Corporation
3,250,000 5.150%,  9/8/2033 3,342,421
2,300,000 5.100%,  4/11/2034 2,349,962
Lockheed Martin Corporation
1,400,000 5.900%,  11/15/2063 1,528,244
Northrop Grumman Corporation
1,200,000 4.700%,  3/15/2033 1,186,536
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028 2,203,220
2,200,000 6.300%,  2/15/2030 2,294,554
Republic Services, Inc.
3,900,000 4.875%,  4/1/2029 3,940,089
RTX Corporation
1,000,000 3.030%,  3/15/2052 659,248
850,000 6.400%,  3/15/2054 955,006
2,150,000 6.000%,  3/15/2031 2,287,611
850,000 6.100%,  3/15/2034 916,012
1,075,000 4.450%,  11/16/2038 983,951
Spirit AeroSystems, Inc.
3,250,000 4.600%,  6/15/2028
d
3,079,101
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 1,830,039
Textron, Inc.
1,440,000 3.650%,  3/15/2027 1,398,725
Waste Connections, Inc.
3,600,000 5.000%,  3/1/2034 3,614,677
Total 60,444,753
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
27,718
6.624%,  5/20/2036, Ser.
2006-A, Class 2A1
b
26,668
Total 26,668
Communications Services (7.5%)
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,381,904
1,900,000 1.875%,  10/15/2030 1,589,725
1,100,000 5.650%,  3/15/2033 1,134,369
AT&T, Inc.
1,750,000 3.650%,  6/1/2051 1,269,369
1,519,000 4.300%,  2/15/2030 1,485,541
1,750,000 2.750%,  6/1/2031 1,531,417
3,368,000 2.550%,  12/1/2033 2,754,286
3,200,000 5.400%,  2/15/2034 3,269,229
1,800,000 4.500%,  3/9/2048 1,528,308
CCO Holdings, LLC/CCO Holdings
Capital Corporation
3,350,000 5.375%,  6/1/2029
c
3,131,779
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,350,000 6.100%,  6/1/2029 2,402,280
1,550,000 6.550%,  6/1/2034 1,589,889
1,550,000 6.384%,  10/23/2035 1,553,967
2,000,000 3.500%,  6/1/2041 1,386,496
2,850,000 6.484%,  10/23/2045 2,696,219

Income Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Communications Services (7.5%) - continued
Comcast Corporation
$ 2,300,000 5.300%,  6/1/2034 $ 2,353,146
1,600,000 4.600%,  10/15/2038 1,502,256
1,800,000 4.650%,  7/15/2042 1,641,045
Crown Castle, Inc.
1,800,000 3.800%,  2/15/2028 1,733,787
1,800,000 4.300%,  2/15/2029 1,753,616
Discovery Communications, LLC
900,000 4.900%,  3/11/2026 890,228
Meta Platforms, Inc.
1,500,000 5.600%,  5/15/2053 1,563,839
1,750,000 4.800%,  5/15/2030 1,782,391
1,750,000 4.950%,  5/15/2033 1,786,203
Netflix, Inc.
2,155,000 5.875%,  11/15/2028 2,260,078
1,200,000 6.375%,  5/15/2029 1,288,794
3,700,000 4.875%,  6/15/2030
c
3,741,360
Rogers Communications, Inc.
1,400,000 5.000%,  2/15/2029 1,404,604
900,000 5.300%,  2/15/2034 902,047
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 139,380
5,050,000 8.750%,  3/15/2032 6,140,391
T-Mobile USA, Inc.
3,600,000 3.400%,  10/15/2052 2,524,123
1,850,000 4.850%,  1/15/2029 1,859,050
1,200,000 3.500%,  4/15/2031 1,098,141
1,200,000 3.000%,  2/15/2041 883,711
Verizon Communications, Inc.
1,150,000 5.500%,  2/23/2054 1,153,039
1,400,000 4.000%,  3/22/2050 1,119,952
1,600,000 2.100%,  3/22/2028 1,466,560
1,409,000 1.680%,  10/30/2030 1,174,554
2,800,000 3.400%,  3/22/2041 2,195,104
Videotron, Ltd.
2,900,000 3.625%,  6/15/2029
c,d
2,696,535
Vodafone Group plc
1,900,000 5.750%,  6/28/2054 1,885,624
Warnermedia Holdings, Inc.
2,400,000 5.050%,  3/15/2042 1,893,321
Total 79,537,657
Consumer Cyclical (8.0%)
Amazon.com, Inc.
1,200,000 3.100%,  5/12/2051 846,932
American Honda Finance
Corporation
3,300,000 5.050%,  7/10/2031 3,341,621
Daimler Trucks Finance North
America, LLC
2,000,000 5.400%,  9/20/2028
c
2,045,530
3,500,000 2.375%,  12/14/2028
c
3,179,270
Expedia Group, Inc.
3,600,000 3.250%,  2/15/2030 3,315,105
Ford Motor Company
1,300,000 3.250%,  2/12/2032 1,091,260
Ford Motor Credit Company, LLC
1,900,000 5.850%,  5/17/2027 1,920,076
1,250,000 6.800%,  5/12/2028 1,303,730
1,700,000 7.350%,  3/6/2030 1,825,735
2,600,000 6.050%,  3/5/2031 2,637,591
General Motors Company
1,575,000 6.800%,  10/1/2027 1,655,400
Principal
Amount Long-Term Fixed Income (97.5%) Value
Consumer Cyclical (8.0%) - continued
General Motors Financial
Company, Inc.
$ 3,100,000 5.750%,  2/8/2031 $ 3,172,100
3,450,000 6.400%,  1/9/2033 3,646,207
1,350,000 6.100%,  1/7/2034 1,390,682
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,715,514
Harley-Davidson Financial
Services, Inc.
1,050,000 6.500%,  3/10/2028
c,d
1,085,465
2,050,000 5.950%,  6/11/2029
c
2,081,893
Home Depot, Inc.
750,000 4.850%,  6/25/2031 760,427
950,000 4.950%,  6/25/2034 959,318
1,820,000 4.250%,  4/1/2046 1,578,119
Hyatt Hotels Corporation
1,658,000 5.750%,  4/23/2030 1,714,177
Hyundai Capital America
2,500,000 1.800%,  1/10/2028
c
2,253,734
4,400,000 6.200%,  9/21/2030
c
4,665,668
Kohl's Corporation
2,600,000 4.625%,  5/1/2031 2,110,511
Las Vegas Sands Corporation
950,000 6.000%,  8/15/2029 967,669
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,288,159
3,250,000 2.625%,  4/1/2031 2,838,170
Marriott International, Inc./MD
4,100,000 4.625%,  6/15/2030 4,067,104
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,570,238
Nissan Motor Acceptance
Company, LLC
1,300,000 7.050%,  9/15/2028
c
1,367,327
PACCAR Financial Corporation
1,250,000 4.600%,  1/31/2029 1,255,765
Starbucks Corporation
3,000,000 4.800%,  2/15/2033
d
2,992,225
Tapestry, Inc.
850,000 7.000%,  11/27/2026 878,818
Target Corporation
2,250,000 2.950%,  1/15/2052 1,496,379
Toll Brothers Finance Corporation
1,700,000 3.800%,  11/1/2029 1,605,202
Toyota Motor Credit Corporation
3,500,000 4.550%,  5/17/2030 3,498,652
VICI Properties, LP/VICI Note
Company, Inc.
360,000 4.500%,  9/1/2026
c
353,419
90,000 4.250%,  12/1/2026
c
87,805
2,425,000 5.750%,  2/1/2027
c
2,441,963
1,200,000 3.750%,  2/15/2027
c
1,153,680
90,000 4.625%,  12/1/2029
c
86,653
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,650,189
ZF North America Capital, Inc.
2,350,000 6.750%,  4/23/2030
c
2,393,896
2,350,000 6.875%,  4/23/2032
c
2,429,684
Total 84,719,062
Consumer Non-Cyclical (10.1%)
Abbott Laboratories
810,000 4.750%,  11/30/2036 809,738

Income Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Consumer Non-Cyclical (10.1%) - continued
$ 2,000,000 6.000%,  4/1/2039 $ 2,225,113
AbbVie, Inc.
950,000 5.400%,  3/15/2054 962,410
950,000 5.050%,  3/15/2034 967,499
3,900,000 4.550%,  3/15/2035 3,798,636
1,900,000 4.300%,  5/14/2036 1,796,717
Amgen, Inc.
3,000,000 5.650%,  3/2/2053 3,022,857
2,100,000 5.250%,  3/2/2033 2,134,219
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,790,000 4.700%,  2/1/2036 1,749,009
Anheuser-Busch InBev Worldwide,
Inc.
2,500,000 3.500%,  6/1/2030 2,371,969
414,000 4.600%,  4/15/2048 376,982
1,800,000 4.439%,  10/6/2048 1,579,616
AstraZeneca Finance, LLC
1,400,000 4.850%,  2/26/2029 1,420,903
AstraZeneca plc
2,600,000 2.125%,  8/6/2050 1,491,136
2,500,000 1.375%,  8/6/2030 2,093,945
BAT Capital Corporation
3,000,000 2.259%,  3/25/2028 2,734,079
1,900,000 6.343%,  8/2/2030 2,022,361
1,100,000 5.834%,  2/20/2031 1,141,132
1,600,000 7.750%,  10/19/2032 1,845,096
Becton, Dickinson and Company
2,194,000 3.794%,  5/20/2050 1,698,275
1,450,000 5.081%,  6/7/2029 1,473,584
Bristol-Myers Squibb Company
850,000 6.250%,  11/15/2053 940,609
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
c
862,450
Conagra Brands, Inc.
1,450,000 5.300%,  11/1/2038 1,412,259
Constellation Brands, Inc.
360,000 3.500%,  5/9/2027 347,693
1,150,000 4.800%,  1/15/2029 1,152,719
2,000,000 4.900%,  5/1/2033 1,973,723
CVS Health Corporation
2,250,000 5.625%,  2/21/2053 2,145,828
1,050,000 4.250%,  4/1/2050 823,031
1,350,000 5.125%,  2/21/2030 1,364,053
1,850,000 5.550%,  6/1/2031 1,890,947
2,200,000 2.125%,  9/15/2031 1,808,095
Eli Lilly & Company
1,400,000 5.100%,  2/9/2064 1,365,335
1,750,000 4.700%,  2/27/2033 1,757,833
HCA, Inc.
2,000,000 5.625%,  9/1/2028 2,047,494
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
c
1,745,159
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
2,000,000 4.375%,  2/2/2052 1,507,257
800,000 5.500%,  1/15/2030 797,168
1,650,000 3.625%,  1/15/2032 1,441,910
2,600,000 3.000%,  5/15/2032 2,169,256
Kenvue, Inc.
1,250,000 5.050%,  3/22/2053 1,208,152
1,150,000 5.000%,  3/22/2030 1,178,030
Principal
Amount Long-Term Fixed Income (97.5%) Value
Consumer Non-Cyclical (10.1%) - continued
Kraft Heinz Foods Company
$ 1,230,000 4.375%,  6/1/2046 $ 1,033,213
Mattel, Inc.
1,250,000 3.375%,  4/1/2026
c
1,209,695
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,706,127
Nestle Holdings, Inc.
3,000,000 4.950%,  3/14/2030
c
3,073,340
2,100,000 4.850%,  3/14/2033
c
2,138,998
PepsiCo, Inc.
1,625,000 5.250%,  7/17/2054 1,649,103
Pfizer Investment Enterprises,
Private Ltd.
1,675,000 5.300%,  5/19/2053 1,654,127
2,000,000 5.340%,  5/19/2063 1,948,603
833,000 4.750%,  5/19/2033 830,325
Philip Morris International, Inc.
3,500,000 5.500%,  9/7/2030 3,627,952
1,650,000 5.125%,  2/13/2031 1,673,320
2,065,000 5.750%,  11/17/2032 2,160,888
3,000,000 5.250%,  2/13/2034 3,022,975
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 902,182
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
c
1,712,509
1,450,000 4.985%,  3/8/2034
c
1,476,414
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
695,519
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,102,697
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,494,918
2,400,000 5.300%,  7/5/2034 2,432,356
Viterra Finance BV
2,250,000 5.250%,  4/21/2032
c,d
2,256,076
Total 106,455,614
Energy (7.5%)
BP Capital Markets America, Inc.
3,750,000 3.001%,  3/17/2052 2,483,962
BP Capital Markets plc
1,400,000 6.450%,  12/1/2033
b,e
1,444,856
Canadian Natural Resources, Ltd.
800,000 2.950%,  7/15/2030 717,872
Cheniere Energy Partners, LP
5,190,000 4.500%,  10/1/2029 5,022,706
1,500,000 4.000%,  3/1/2031 1,388,315
1,350,000 5.950%,  6/30/2033 1,394,589
Cheniere Energy, Inc.
900,000 5.650%,  4/15/2034
c
914,552
Diamondback Energy, Inc.
450,000 5.150%,  1/30/2030 457,052
450,000 5.400%,  4/18/2034 455,519
Energy Transfer, LP
900,000 8.000%,  5/15/2054
b
958,139
1,550,000 6.050%,  9/1/2054 1,553,732
1,000,000 6.500%,  11/15/2026
b,e
993,472
2,100,000 4.200%,  4/15/2027 2,064,111
2,350,000 3.750%,  5/15/2030 2,213,545
900,000 5.550%,  5/15/2034 908,080

Income Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Energy (7.5%) - continued
Enterprise Products Operating,
LLC
$ 900,000
8.574%,  (TSFR3M +
3.248%), 8/16/2077
b
$ 894,660
EQM Midstream Partners, LP
2,900,000 7.500%,  6/1/2030
c
3,129,785
1,475,000 4.750%,  1/15/2031
c
1,392,682
Halliburton Company
2,200,000 4.850%,  11/15/2035 2,160,797
Hess Corporation
1,400,000 4.300%,  4/1/2027 1,382,683
Marathon Oil Corporation
2,900,000 5.300%,  4/1/2029 2,963,926
MPLX, LP
1,750,000 4.800%,  2/15/2029 1,749,281
950,000 5.500%,  6/1/2034 956,940
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 3,034,342
Occidental Petroleum Corporation
1,000,000 6.050%,  10/1/2054 1,005,364
2,500,000 6.625%,  9/1/2030 2,668,220
ONEOK, Inc.
600,000 5.650%,  11/1/2028 618,559
4,600,000 6.350%,  1/15/2031 4,885,110
Ovintiv, Inc.
1,150,000 5.650%,  5/15/2028 1,174,631
1,800,000 6.250%,  7/15/2033 1,882,557
Phillips 66 Company
2,250,000 4.950%,  12/1/2027 2,269,013
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,031,176
Plains All American Pipeline, LP/
PAA Finance Corporation
1,800,000 3.800%,  9/15/2030 1,684,328
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
c
1,701,654
Southwestern Energy Company
3,700,000 5.375%,  3/15/2030 3,611,995
1,000,000 4.750%,  2/1/2032 934,491
Targa Resources Corporation
1,400,000 6.125%,  3/15/2033 1,472,706
TotalEnergies Capital SA
3,500,000 5.488%,  4/5/2054 3,540,635
700,000 5.150%,  4/5/2034 715,806
TransCanada PipeLines, Ltd.
1,250,000 4.625%,  3/1/2034 1,201,437
Western Gas Partners, LP
3,300,000 4.650%,  7/1/2026 3,264,625
Williams Companies, Inc.
1,300,000 5.300%,  8/15/2052 1,235,518
1,800,000 7.500%,  1/15/2031 2,022,640
1,730,000 4.850%,  3/1/2048 1,534,051
Total 79,090,114
Financials (36.1%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b,d
1,795,493
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,200,000 6.950%,  3/10/2055
b
1,213,443
1,500,000 4.625%,  10/15/2027 1,482,144
Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (36.1%) - continued
$ 2,200,000 3.875%,  1/23/2028 $ 2,120,935
2,900,000 6.150%,  9/30/2030 3,063,265
1,600,000 3.400%,  10/29/2033 1,381,205
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,e
2,799,225
1,200,000 3.625%,  4/1/2027 1,151,721
1,500,000 3.000%,  2/1/2030 1,359,778
Aircastle, Ltd.
1,200,000 2.850%,  1/26/2028
c
1,103,312
Ally Financial, Inc.
2,580,000 5.750%,  11/20/2025 2,589,143
1,250,000 8.000%,  11/1/2031 1,406,607
American Express Company
1,700,000 6.489%,  10/30/2031
b
1,849,274
2,000,000 5.284%,  7/26/2035
b
2,024,512
American Homes 4 Rent, LP
1,450,000 2.375%,  7/15/2031 1,206,780
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
b,c
1,311,879
1,500,000 5.898%,  7/10/2034
b,c
1,529,268
Aon North America, Inc.
1,400,000 5.450%,  3/1/2034 1,428,836
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,338,908
1,200,000 2.875%,  6/15/2027 1,116,985
2,050,000 5.875%,  3/1/2029 2,057,132
Associated Banc-Corp
1,850,000 4.250%,  1/15/2025 1,832,944
Australia & New Zealand Banking
Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,c
1,754,728
Avolon Holdings Funding, Ltd.
3,600,000 4.375%,  5/1/2026
c
3,537,688
2,400,000 5.750%,  11/15/2029
c
2,443,947
Banco Santander SA
3,000,000 5.294%,  8/18/2027 3,018,611
1,200,000 4.379%,  4/12/2028 1,173,368
1,400,000 5.439%,  7/15/2031 1,423,682
Bank of America Corporation
2,800,000 3.705%,  4/24/2028
b
2,714,968
1,500,000 5.202%,  4/25/2029
b
1,518,318
1,450,000 4.271%,  7/23/2029
b
1,420,228
3,000,000 5.819%,  9/15/2029
b
3,106,346
1,175,000 3.974%,  2/7/2030
b
1,131,637
2,030,000 3.194%,  7/23/2030
b
1,878,135
2,800,000 1.922%,  10/24/2031
b
2,346,370
2,750,000 2.572%,  10/20/2032
b
2,336,425
1,200,000 2.972%,  2/4/2033
b
1,040,403
3,200,000 4.571%,  4/27/2033
b
3,089,961
1,400,000 5.468%,  1/23/2035
b
1,431,549
1,200,000 4.244%,  4/24/2038
b
1,092,400
Bank of Montreal
2,850,000 5.511%,  6/4/2031 2,938,613
Bank of New York Mellon
Corporation
2,075,000 5.802%,  10/25/2028
b
2,141,536
2,200,000 4.543%,  2/1/2029
b
2,188,615
Barclays plc
2,400,000 6.125%,  12/15/2025
b,e
2,369,296
2,200,000 5.829%,  5/9/2027
b
2,224,656
675,000 5.674%,  3/12/2028
b
684,044
850,000 9.625%,  12/15/2029
b,e
928,287
1,900,000 2.645%,  6/24/2031
b
1,660,317

Income Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (36.1%) - continued
Berkshire Hathaway Finance
Corporation
$ 4,500,000 2.850%,  10/15/2050 $ 3,005,162
1,050,000 4.250%,  1/15/2049 922,003
Blackstone Private Credit Fund
1,400,000 7.050%,  9/29/2025 1,420,325
Blackstone Secured Lending Fund
1,075,000 5.875%,  11/15/2027 1,083,026
Blue Owl Credit Income
Corporation
2,000,000 4.700%,  2/8/2027 1,936,256
900,000 6.600%,  9/15/2029
c,d
907,718
Blue Owl Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
c
945,185
Blue Owl Technology Finance
Corporation II
1,900,000 6.750%,  4/4/2029
c
1,891,353
BNP Paribas SA
1,350,000 8.500%,  8/14/2028
b,c,d,e
1,415,999
BPCE SA
1,250,000 6.612%,  10/19/2027
b,c
1,282,928
1,350,000 6.508%,  1/18/2035
b,c
1,392,454
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 908,232
Centene Corporation
90,000 4.250%,  12/15/2027 87,138
270,000 4.625%,  12/15/2029 259,864
3,145,000 3.375%,  2/15/2030 2,833,553
2,000,000 2.500%,  3/1/2031 1,674,346
1,800,000 2.625%,  8/1/2031 1,500,377
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,e
1,433,031
1,700,000 6.196%,  11/17/2029
b
1,782,080
2,900,000 4.000%,  12/1/2030
b,e
2,448,319
Citigroup, Inc.
1,510,000 4.450%,  9/29/2027 1,490,760
1,500,000 3.668%,  7/24/2028
b
1,449,115
2,000,000 4.075%,  4/23/2029
b
1,948,603
2,100,000 7.125%,  8/15/2029
b,e
2,101,588
2,050,000 5.174%,  2/13/2030
b
2,072,548
2,250,000 2.520%,  11/3/2032
b
1,895,715
4,100,000 3.057%,  1/25/2033
b
3,561,312
2,500,000 7.000%,  8/15/2034
b,e
2,536,017
Citizens Financial Group, Inc.
1,400,000 5.841%,  1/23/2030
b
1,423,144
1,325,000 5.718%,  7/23/2032
b
1,341,316
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,d,e
1,124,542
COPT Defense Properties, LP
1,325,000 2.250%,  3/15/2026 1,263,697
Corebridge Financial, Inc.
950,000 3.650%,  4/5/2027 920,920
1,350,000 3.850%,  4/5/2029 1,287,686
Corebridge Global Funding
1,350,000 5.900%,  9/19/2028
c
1,398,763
1,950,000 5.200%,  6/24/2029
c
1,984,810
Credit Agricole SA
1,400,000 6.875%,  9/23/2024
b,c,e
1,398,892
Credit Suisse Group AG
2,300,000 5.250%,  N/A
*,f
253,000
2,350,000 7.250%,  N/A
*,f
258,500
1,300,000 7.500%,  N/A
*,f
143,000
Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (36.1%) - continued
Deutsche Bank AG/New York, NY
$ 1,800,000 2.311%,  11/16/2027
b
$ 1,682,744
Discover Bank
2,510,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,516,388
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,174,504
1,250,000 6.100%,  10/15/2052 1,334,725
1,500,000 4.750%,  2/15/2033 1,480,873
EPR Properties
1,318,000 4.950%,  4/15/2028 1,290,102
2,800,000 3.750%,  8/15/2029 2,562,653
Extra Space Storage, LP
1,500,000 5.500%,  7/1/2030 1,543,375
1,900,000 5.900%,  1/15/2031 1,978,614
Fairfax Financial Holdings, Ltd.
2,350,000 6.100%,  3/15/2055
c
2,348,193
First Horizon Bank
1,250,000 5.750%,  5/1/2030
d
1,228,354
First-Citizens Bank & Trust
Company
3,650,000 6.125%,  3/9/2028 3,765,619
FS KKR Capital Corporation
3,150,000 4.250%,  2/14/2025
c
3,119,685
2,250,000 6.875%,  8/15/2029 2,279,996
Goldman Sachs BDC, Inc.
800,000 6.375%,  3/11/2027 817,849
Goldman Sachs Group, Inc.
1,800,000 4.950%,  2/10/2025
b,e
1,782,665
2,750,000 3.814%,  4/23/2029
b
2,645,032
3,400,000 4.223%,  5/1/2029
b
3,321,508
3,800,000 3.102%,  2/24/2033
b
3,319,034
Highwoods Realty, LP
950,000 4.125%,  3/15/2028 905,265
1,900,000 4.200%,  4/15/2029 1,782,835
HSBC Holdings plc
2,530,000 4.041%,  3/13/2028
b
2,466,336
Huntington Bancshares, Inc./OH
2,750,000 5.709%,  2/2/2035
b
2,780,138
ING Groep NV
2,000,000 6.083%,  9/11/2027
b
2,041,443
Intercontinental Exchange, Inc.
800,000 4.950%,  6/15/2052 751,776
900,000 4.350%,  6/15/2029 882,768
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 899,596
1,250,000 5.450%,  8/15/2030 1,279,617
1,000,000 2.000%,  8/15/2031 812,262
J.P. Morgan Chase & Company
900,000 5.040%,  1/23/2028
b
904,076
2,300,000 6.875%,  6/1/2029
b,e
2,376,483
2,650,000 5.299%,  7/24/2029
b
2,697,139
1,700,000 6.087%,  10/23/2029
b
1,783,063
2,400,000 4.995%,  7/22/2030
b
2,417,825
1,800,000 2.956%,  5/13/2031
b
1,611,273
800,000 2.580%,  4/22/2032
b
690,105
2,100,000 2.545%,  11/8/2032
b
1,789,376
2,700,000 4.586%,  4/26/2033
b
2,623,994
2,800,000 4.912%,  7/25/2033
b
2,773,762
2,000,000 5.717%,  9/14/2033
b
2,071,460
850,000 5.336%,  1/23/2035
b
863,451

Income Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (36.1%) - continued
Jackson National Life Global
Funding
$ 1,375,000 5.550%,  7/2/2027
c,d
$ 1,393,578
KeyBank NA/Cleveland, OH
1,775,000 4.150%,  8/8/2025
d
1,752,019
KeyCorp
2,100,000 2.250%,  4/6/2027 1,943,200
1,650,000 6.401%,  3/6/2035
b
1,721,133
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,345,956
850,000 6.250%,  1/15/2036 837,466
Kimco Realty OP, LLC
1,250,000 6.400%,  3/1/2034 1,358,382
Lloyds Banking Group plc
1,090,000 4.650%,  3/24/2026 1,078,777
1,500,000 5.985%,  8/7/2027
b
1,525,424
1,500,000 5.462%,  1/5/2028
b
1,514,932
1,950,000 5.721%,  6/5/2030
b
2,005,708
M&T Bank Corporation
1,300,000 3.500%,  9/1/2026
b,e
1,120,684
Macquarie Airfinance Holdings,
Ltd.
375,000 6.500%,  3/26/2031
c
389,174
Massachusetts Mutual Life
Insurance Company
3,400,000 3.200%,  12/1/2061
c
2,127,149
Met Tower Global Funding
1,850,000 5.250%,  4/12/2029
c
1,893,386
Metropolitan Life Global Funding I
3,050,000 4.300%,  8/25/2029
c
2,990,696
Mitsubishi UFJ Financial Group,
Inc.
2,250,000 5.133%,  7/20/2033
b
2,269,014
Mizuho Financial Group, Inc.
1,400,000 1.979%,  9/8/2031
b
1,176,903
Morgan Stanley
1,490,000 4.350%,  9/8/2026 1,472,059
1,150,000 5.123%,  2/1/2029
b
1,160,799
950,000 5.449%,  7/20/2029
b
970,013
2,350,000 5.656%,  4/18/2030
b
2,424,082
2,400,000 3.622%,  4/1/2031
b
2,249,533
1,900,000 1.794%,  2/13/2032
b
1,555,842
2,000,000 2.943%,  1/21/2033
b
1,731,169
950,000 4.889%,  7/20/2033
b
935,293
2,900,000 6.342%,  10/18/2033
b
3,139,115
1,100,000 6.627%,  11/1/2034
b
1,212,736
1,400,000 5.466%,  1/18/2035
b
1,424,736
1,400,000 5.297%,  4/20/2037
b
1,373,505
Morgan Stanley Direct Lending
Fund
950,000 6.150%,  5/17/2029
c
949,670
Nationwide Building Society
2,200,000 6.557%,  10/18/2027
b,c
2,266,457
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
1,382,451
NatWest Group plc
600,000 3.754%,  11/1/2029
b
596,633
950,000 8.125%,  11/10/2033
b,e
983,690
2,900,000 3.032%,  11/28/2035
b
2,512,446
New York Life Global Funding
2,350,000 4.550%,  1/28/2033
c
2,298,539
NNN REIT, Inc.
900,000 5.600%,  10/15/2033 918,810
Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (36.1%) - continued
Omega Healthcare Investors, Inc.
$ 1,667,000 4.750%,  1/15/2028 $ 1,639,148
1,875,000 3.625%,  10/1/2029 1,713,861
PNC Financial Services Group,
Inc.
1,700,000 6.615%,  10/20/2027
b
1,760,606
2,500,000 6.250%,  3/15/2030
b,e
2,437,115
3,000,000 5.068%,  1/24/2034
b
2,967,844
1,900,000 6.875%,  10/20/2034
b
2,114,535
Prologis, LP
1,250,000 1.750%,  2/1/2031 1,039,812
Prudential Financial, Inc.
1,500,000 6.500%,  3/15/2054
b
1,529,257
1,750,000 3.700%,  10/1/2050
b
1,542,021
Public Storage Operating
Company
1,250,000 5.125%,  1/15/2029 1,280,479
Realty Income Corporation
1,450,000 3.400%,  1/15/2030 1,352,924
2,775,000 3.200%,  2/15/2031 2,504,708
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,399,703
1,750,000 3.700%,  6/15/2030 1,650,906
1,000,000 5.250%,  1/15/2034 1,002,530
Regions Financial Corporation
1,600,000 5.722%,  6/6/2030
b
1,629,536
RGA Global Funding
3,500,000 6.000%,  11/21/2028
c
3,657,786
900,000 5.500%,  1/11/2031
c
920,763
Royal Bank of Canada
2,350,000 7.500%,  5/2/2084
b
2,440,564
Santander Holdings USA, Inc.
975,000 6.124%,  5/31/2027
b
987,828
Simon Property Group, LP
1,150,000 6.650%,  1/15/2054 1,305,820
Societe Generale SA
2,150,000 10.000%,  11/14/2028
b,c,e
2,270,002
Standard Chartered plc
950,000 5.688%,  5/14/2028
b,c
962,904
State Street Corporation
1,150,000 6.700%,  3/15/2029
b,e
1,151,225
Sumitomo Mitsui Financial Group,
Inc.
2,900,000 5.808%,  9/14/2033
d
3,068,578
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,049,290
Truist Financial Corporation
1,100,000 6.047%,  6/8/2027
b
1,118,235
1,250,000 5.125%,  12/15/2027
b,d,e
1,179,558
1,150,000 5.435%,  1/24/2030
b
1,167,721
U.S. Bancorp
2,150,000 5.775%,  6/12/2029
b
2,214,185
900,000 5.384%,  1/23/2030
b
917,666
900,000 5.678%,  1/23/2035
b
924,437
UBS Group AG
2,400,000 4.875%,  2/12/2027
b,c,e
2,260,261
4,900,000 3.869%,  1/12/2029
b,c
4,712,377
250,000 3.091%,  5/14/2032
b,c
218,533
6,450,000 6.537%,  8/12/2033
b,c
6,929,087
1,350,000 9.250%,  11/13/2033
b,c,e
1,527,734
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,375,682
2,400,000 4.950%,  5/15/2062 2,183,521

Income Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (36.1%) - continued
$ 760,000 4.750%,  7/15/2045 $ 703,649
1,775,000 4.450%,  12/15/2048 1,546,703
Wells Fargo & Company
3,050,000 3.526%,  3/24/2028
b
2,943,507
1,900,000 5.707%,  4/22/2028
b
1,937,086
1,500,000 6.303%,  10/23/2029
b
1,579,318
2,150,000 5.198%,  1/23/2030
b
2,176,099
2,750,000 4.478%,  4/4/2031
b
2,687,520
2,700,000 4.897%,  7/25/2033
b
2,653,756
1,900,000 6.491%,  10/23/2034
b
2,070,223
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,575,976
1,850,000 2.963%,  11/16/2040
d
1,336,552
Willis North America, Inc.
2,400,000 4.650%,  6/15/2027 2,385,998
Total 381,842,438
Foreign Government (0.5%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
c
551,836
3,200,000 6.000%,  2/22/2033
c
3,167,114
Saudi Arabian Oil Company
1,475,000 5.875%,  7/17/2064
c
1,447,140
Total 5,166,090
Mortgage-Backed Securities (0.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
7,381,284 5.500%,  7/1/2053 7,428,164
Total 7,428,164
Technology (5.5%)
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,217,108
1,750,000 3.950%,  8/8/2052 1,471,446
1,080,000 3.750%,  9/12/2047 894,067
Broadcom, Inc.
1,000,000 5.150%,  11/15/2031 1,012,979
1,743,000 3.469%,  4/15/2034
c
1,522,204
2,400,000 3.137%,  11/15/2035
c
1,980,536
3,950,000 3.187%,  11/15/2036
c
3,221,717
1,800,000 4.926%,  5/15/2037
c
1,737,004
Cisco Systems, Inc.
1,150,000 4.950%,  2/26/2031 1,175,526
1,400,000 5.050%,  2/26/2034 1,431,836
Dell International, LLC/EMC
Corporation
274,000 8.350%,  7/15/2046 356,082
Equinix Europe 2 Financing
Corporation, LLC
2,700,000 5.500%,  6/15/2034 2,755,777
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,627,031
Fiserv, Inc.
2,000,000 2.650%,  6/1/2030 1,785,798
2,500,000 5.600%,  3/2/2033 2,587,244
Foundry JV Holdco, LLC
1,500,000 6.150%,  1/25/2032
c
1,567,909
Global Payments, Inc.
900,000 5.300%,  8/15/2029 909,421
1,300,000 5.400%,  8/15/2032 1,299,652
Principal
Amount Long-Term Fixed Income (97.5%) Value
Technology (5.5%) - continued
Marvell Technology, Inc.
$ 1,100,000 4.875%,  6/22/2028 $ 1,096,785
1,400,000 2.950%,  4/15/2031 1,233,157
Mastercard, Inc.
1,250,000 4.850%,  3/9/2033 1,271,234
Microchip Technology, Inc.
900,000 5.050%,  3/15/2029 910,017
Microsoft Corporation
1,600,000 2.500%,  9/15/2050 1,030,951
NXP BV/NXP Funding, LLC
1,200,000 5.550%,  12/1/2028 1,232,291
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,100,000 3.150%,  5/1/2027 1,052,247
1,100,000 4.300%,  6/18/2029 1,075,266
800,000 3.250%,  5/11/2041 597,769
Oracle Corporation
2,700,000 5.550%,  2/6/2053 2,625,935
2,400,000 3.950%,  3/25/2051 1,822,877
3,300,000 6.150%,  11/9/2029 3,513,971
2,700,000 6.250%,  11/9/2032 2,914,610
1,800,000 4.300%,  7/8/2034 1,684,586
2,350,000 4.000%,  7/15/2046 1,850,371
PayPal Holdings, Inc.
2,300,000 5.150%,  6/1/2034 2,324,572
Texas Instruments, Inc.
2,100,000 5.000%,  3/14/2053 2,031,947
VMware, LLC
1,900,000 2.200%,  8/15/2031 1,586,877
Total 58,408,800
Transportation (2.2%)
Air Canada
1,400,000 3.875%,  8/15/2026
c
1,346,573
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
746,667 5.500%,  4/20/2026
c
741,667
900,000 5.750%,  4/20/2029
c
879,484
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,380,863
1,800,000 4.050%,  6/15/2048 1,495,314
Canadian Pacific Railway
Company
1,480,000 4.700%,  5/1/2048 1,309,655
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,900,000 4.750%,  10/20/2028
c
2,870,945
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
2,063,499
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,128,212
Mileage Plus Holdings, LLC
2,100,000 6.500%,  6/20/2027
c
2,118,661
Norfolk Southern Corporation
4,000,000 4.450%,  3/1/2033 3,879,385
Southwest Airlines Company
1,375,000 2.625%,  2/10/2030 1,217,397
United Airlines Pass Through Trust
478,817 3.750%,  9/3/2026 465,496
United Airlines, Inc.
2,100,000 4.375%,  4/15/2026
c
2,047,473

Income Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Transportation (2.2%) - continued
$ 225,000 4.625%,  4/15/2029
c
$ 212,634
Total 23,157,258
U.S. Government & Agencies (3.9%)
U.S. Treasury Bonds
2,300,000 4.250%,  2/15/2054 2,261,906
11,750,000 4.625%,  5/15/2054 12,304,453
8,000,000 4.750%,  11/15/2053 8,538,750
2,000,000 3.875%,  2/15/2043 1,864,297
4,500,000 4.375%,  8/15/2043 4,478,027
U.S. Treasury Notes
1,250,000 4.000%,  1/31/2029 1,252,588
4,600,000 4.375%,  11/30/2030 4,704,758
3,770,000 3.500%,  2/15/2033 3,624,796
2,300,000 4.000%,  2/15/2034 2,290,297
Total 41,319,872
Utilities (7.8%)
AES Corporation
1,200,000 7.600%,  1/15/2055
b
1,221,097
American Electric Power
Company, Inc.
1,925,000 7.050%,  12/15/2054
b
1,946,285
1,250,000 5.625%,  3/1/2033 1,282,122
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,306,510
Arizona Public Service Company
1,950,000 5.550%,  8/1/2033 1,986,360
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,199,825
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,581,553
1,850,000 2.650%,  6/1/2031 1,592,298
Commonwealth Edison Company
950,000 5.650%,  6/1/2054 972,789
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,251,693
2,250,000 4.125%,  5/15/2049 1,826,578
Constellation Energy Generation,
LLC
1,900,000 5.800%,  3/1/2033 1,976,267
Consumers Energy Company
1,150,000 4.600%,  5/30/2029 1,152,761
Dominion Energy, Inc.
1,450,000 6.875%,  2/1/2055
b
1,505,195
1,000,000 4.350%,  1/15/2027
b,e
948,972
DTE Energy Company
1,850,000 5.100%,  3/1/2029 1,866,909
1,450,000 5.850%,  6/1/2034 1,509,420
Duke Energy Corporation
2,950,000 3.250%,  1/15/2082
b
2,674,664
1,500,000 3.500%,  6/15/2051 1,049,920
3,000,000 5.000%,  8/15/2052 2,690,397
1,800,000 3.750%,  9/1/2046 1,356,983
Edison International
3,200,000 5.750%,  6/15/2027 3,260,891
Enel Finance America, LLC
2,250,000 2.875%,  7/12/2041
c
1,526,917
Eversource Energy
1,600,000 5.450%,  3/1/2028 1,627,662
Principal
Amount Long-Term Fixed Income (97.5%) Value
Utilities (7.8%) - continued
Exelon Corporation
$ 1,200,000 4.100%,  3/15/2052 $ 948,786
FirstEnergy Corporation
2,520,000 3.900%,  7/15/2027 2,443,380
2,200,000 4.850%,  7/15/2047 1,933,743
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
c
2,504,990
1,850,000 5.450%,  7/15/2044
c
1,771,068
Georgia Power Company
700,000 5.250%,  3/15/2034 715,079
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 1,005,952
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,199,581
Nevada Power Company
675,000 6.000%,  3/15/2054 705,773
NextEra Energy Capital Holdings,
Inc.
1,950,000 6.750%,  6/15/2054
b
2,026,953
1,850,000 5.749%,  9/1/2025 1,862,805
NiSource, Inc.
950,000 5.200%,  7/1/2029 964,533
1,400,000 3.600%,  5/1/2030 1,315,237
1,080,000 4.375%,  5/15/2047 899,448
NRG Energy, Inc.
1,300,000 4.450%,  6/15/2029
c
1,247,595
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,195,629
Pacific Gas and Electric Company
1,100,000 3.300%,  12/1/2027 1,040,533
3,200,000 4.550%,  7/1/2030 3,096,813
1,650,000 5.800%,  5/15/2034 1,682,349
PPL Electric Utilities Corporation
1,150,000 4.850%,  2/15/2034 1,147,620
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 1,006,818
Public Service Enterprise Group,
Inc.
3,250,000 5.200%,  4/1/2029 3,305,401
San Diego Gas & Electric
Company
1,800,000 4.150%,  5/15/2048 1,490,976
Sempra
1,800,000 3.250%,  6/15/2027 1,723,430
Southern Company
2,000,000 5.700%,  10/15/2032 2,091,958
1,300,000 4.000%,  1/15/2051
b
1,262,663
1,350,000 3.750%,  9/15/2051
b
1,272,749
Virginia Electric and Power
Company
1,800,000 5.000%,  1/15/2034 1,795,197
Total 82,971,127
Total Long-Term Fixed Income
(cost $1,072,226,378) 1,031,679,998

Income Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 2.1% ) Value
21,686,964 Thrivent Cash Management Trust $ 21,686,964
Total Collateral Held for
Securities Loaned
(cost $21,686,964) 21,686,964
Shares or
Principal
Amount Short-Term Investments ( 1.2% ) Value
Federal Home Loan Bank Discount
Notes
700,000 5.170%, 10/9/2024
g,h
693,031
500,000 5.200%, 10/23/2024
g,h
494,027
Thrivent Core Short-Term Reserve
Fund
1,174,008 5.600% 11,740,076
Total Short-Term Investments
(cost $12,927,145) 12,927,134
Total Investments (cost
$1,106,840,487) 100.8% $1,066,294,096
Other Assets and Liabilities, Net
(0.8%) (8,174,804)
Total Net Assets 100.0% $1,058,119,292
a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as of
July 31, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $187,079,675 or 17.7%
of total net assets.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of July 31, 2024 was $654,500 or 0.06% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
July 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 2,600,260
Credit Suisse Group AG  8/4/2020 2,300,000
Credit Suisse Group AG  7/9/2018 1,300,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of July
31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 21,032,703
Total lending $21,032,703
Gross amount payable upon return of
collateral for securities loaned $21,686,964
Net amounts due to counterparty $654,261
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Income Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 107,261 – 107,261 –
Basic Materials 21,005,120 – 21,005,120 –
Capital Goods 60,444,753 – 60,444,753 –
Collateralized Mortgage Obligations 26,668 – 26,668 –
Communications Services 79,537,657 – 79,537,657 –
Consumer Cyclical 84,719,062 – 84,719,062 –
Consumer Non-Cyclical 106,455,614 – 106,455,614 –
Energy 79,090,114 – 79,090,114 –
Financials 381,842,438 – 381,842,438 –
Foreign Government 5,166,090 – 5,166,090 –
Mortgage-Backed Securities 7,428,164 – 7,428,164 –
Technology 58,408,800 – 58,408,800 –
Transportation 23,157,258 – 23,157,258 –
U.S. Government & Agencies 41,319,872 – 41,319,872 –
Utilities 82,971,127 – 82,971,127 –
Short-Term Investments 1,187,058 – 1,187,058 –
Subtotal Investments in Securities $1,032,867,056 $– $1,032,867,056 $–
Other Investments  * Total
Affiliated Short-Term Investments 11,740,076
Collateral Held for Securities Loaned 21,686,964
Subtotal Other Investments $33,427,040
Total Investments at Value $1,066,294,096
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 625,373 625,373 – –
Total Asset Derivatives $625,373 $625,373 $– $–
The following table presents Income Fund's futures contracts held as of July 31, 2024. Investments and/or cash totaling $1,187,058 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 40 September 2024 $ 4,646,364 $ 184,887
Ultra 10-Yr. U.S. Treasury Note 135 September 2024 15,162,561 440,486
Total Futures Long Contracts $ 19,808,925 $ 625,373
Total Futures Contracts $ 19,808,925 $625,373

Income Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $18,486 $260,690 $267,436 $11,740 1,174 1.1%
Total Affiliated Short-Term Investments 18,486 11,740 1.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,412 97,132 83,857 21,687 21,687 2.1
Total Collateral Held for Securities Loaned 8,412 21,687 2.1
Total Value $26,898 $33,427
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $23 ($23) $– $742
Total Income/Non Cash Income from Affiliated Investments $742
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 123
Total Affiliated Income from Securities Loaned, Net $123
Total $23 ($23) $–

International Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95.9% ) Value
Australia (6.0%)
20,204 ALS, Ltd. $ 204,550
16,170 Amotiv, Ltd. 114,835
139,637 AMP, Ltd. 108,476
1,647 Ampol, Ltd. 36,077
5,337 Ansell, Ltd. 95,553
214,724 APA Group 1,112,948
35,124 Arena REIT 89,156
51,630 Aristocrat Leisure, Ltd. 1,838,755
104,304 Aurizon Holdings, Ltd. 254,321
126,354 Australia and New Zealand
Banking Group, Ltd. 2,403,889
209,138 BHP Group, Ltd. 5,808,793
76,835 BlueScope Steel, Ltd. 1,115,732
78,522 Brambles, Ltd. 800,506
1,238 CAR Group, Ltd. 28,313
21,877 Challenger, Ltd. 100,830
19,218 Charter Hall Retail REIT 43,971
2,710 Cochlear, Ltd. 612,340
58,979 Coles Group, Ltd. 698,999
27,331 Collins Foods, Ltd. 164,246
55,739 Commonwealth Bank of Australia 5,022,647
28,631 Computershare, Ltd. 516,389
22,500 CSL, Ltd. 4,566,668
91,095 Deterra Royalties, Ltd. 238,166
10,542 FleetPartners Group, Ltd.
a
23,594
24,063 Fortescue, Ltd. 299,412
5,394 Goodman Group 124,526
21,000 GrainCorp, Ltd. 124,077
26,829 Growthpoint Properties Australia,
Ltd. 40,992
9,605 Helia Group, Ltd. 25,101
2,429 HUB24, Ltd. 79,110
70,668 Incitec Pivot, Ltd. 136,431
42,064 Independence Group NL 154,043
79,841 Inghams Group, Ltd. 196,831
265,379 Insurance Australia Group, Ltd. 1,283,878
11,739 IRESS, Ltd.
a
81,979
26,889 JB Hi-Fi, Ltd. 1,227,715
2,885 Jumbo Interactive, Ltd. 30,870
328,955 Lottery Corporation, Ltd. 1,071,921
3,172 Macquarie Group, Ltd. 436,548
124,604 National Australia Bank, Ltd. 3,147,080
8,683 Nick Scali, Ltd. 89,478
74,704 Northern Star Resources, Ltd. 693,337
24,184 NRW Holdings, Ltd. 52,966
10,447 Orica, Ltd. 122,929
110,053 Origin Energy, Ltd. 755,125
12,059 Orora, Ltd. 16,135
206,215 Perseus Mining, Ltd. 343,592
8,667 PEXA Group, Ltd.
a
78,648
3,564 Pinnacle Investment Management
Group, Ltd. 38,477
33,985 Platinum Asset Management, Ltd. 23,790
21,549 Premier Investments, Ltd. 468,535
4,000 Pro Medicus, Ltd. 377,397
56,419 QBE Insurance Group, Ltd. 665,860
14,608 Regis Resources, Ltd.
a
16,118
35,924 Reliance Worldwide Corporation,
Ltd. 121,093
8,242 Rio Tinto, Ltd. 633,332
32,164 Santos, Ltd. 167,668
31,432 Stanmore Resources, Ltd. 76,536
48,779 Steadfast Group, Ltd. 207,061
24,400 Super Retail Group, Ltd. 255,607
47,704 Technology One, Ltd. 644,407
Shares Common Stock (95.9%) Value
Australia (6.0%) - continued
196,072 Telstra Corporation, Ltd. $ 506,702
98,998 Ventia Services Group Pty, Ltd. 285,020
43,718 Viva Energy Group, Ltd.
b
93,257
67,630 Waypoint REIT, Ltd. 112,322
58,785 Wesfarmers, Ltd. 2,837,094
135,568 Westpac Banking Corporation 2,649,377
21,725 Whitehaven Coal, Ltd. 109,678
4,154 Woodside Energy Group, Ltd. 75,332
14,892 Woolworths, Ltd. 336,011
9,887 Worley, Ltd. 98,069
Total 47,411,221
Austria (<0.1%)
46,708 AMS AG
a
62,713
3,312 BAWAG Group AG
b
241,876
2,394 EVN AG 78,249
Total 382,838
Belgium (0.2%)
2,221 Anheuser-Busch InBev NV 131,870
4,055 Bekaert SA 166,039
14,395 Groupe Bruxelles Lambert SA 1,074,287
973 Melexis NV 84,824
475 Titan Cement International SA 16,907
Total 1,473,927
Bermuda (0.2%)
134,000 Cafe de Coral Holdings, Ltd. 138,038
37,600 Jardine Matheson Holdings, Ltd. 1,324,609
10,047 Odfjell Drilling, Ltd. 52,506
1,627 Stolt-Nielsen, Ltd. 63,824
19,000 Yue Yuen Industrial Holdings, Ltd. 31,016
Total 1,609,993
Brazil (0.4%)
6,100 B3 SA - Brasil Bolsa Balcao 11,669
5,374 Banco Bradesco SA ADR 11,930
62,800 Banco do Brasil SA 294,450
8,000 BRF SA
a
29,886
31,796 Centrais Eletricas Brasileiras SA
ADR 222,890
8,191 Companhia Energetica de Minas
Gerais ADR 15,563
931 Companhia Paranaense de Energia
- COPEL ADR 5,893
21,400 CPFL Energia SA 122,812
18,500 Cury Construtora e Incorporadora
SA 72,840
20,336 Gerdau SA ADR 65,889
3,300 Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 12,369
55,900 Iochpe-Maxion SA 124,329
73,186 Itau Unibanco Holding SA ADR 440,580
5,575 Itausa SA 9,975
13,605 Jalles Machado SA 16,789
25,800 JBS SA
a
153,811
19,700 Klabin SA 76,555
79,990 Petroleo Brasileiro SA 526,936
15,375 Petroleo Brasileiro SA ADR 219,401
36,100 Telefonica Brasil SA 309,229
77,900 TIM SA/Brazil 239,230
48,638 Vale SA ADR 527,722
Total 3,510,748

International Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.9%) Value
Canada (8.6%)
22,385 Agnico Eagle Mines, Ltd. $ 1,727,211
162,099 Alimentation Couche-Tard, Inc. 9,992,573
27,912 ATCO, Ltd. 865,876
19,976 Bank of Montreal 1,684,862
51,415 Bank of Nova Scotia 2,400,844
34,035 Barrick Gold Corporation 630,584
23,350 Canadian Imperial Bank of
Commerce 1,207,540
77,510 Canadian National Railway
Company 8,972,892
108,244 Canadian Natural Resources, Ltd. 3,843,205
3,057 Canadian Pacific Kansas City, Ltd. 256,357
61,510 Canadian Utilities, Ltd. 1,440,349
12,643 Cenovus Energy, Inc. 254,756
3,304 Cogeco Communications, Inc. 151,482
1,278 Constellation Software, Inc./Canada 4,032,404
3,105 Franco-Nevada Corporation 400,421
41,102 Hydro One, Ltd. 1,288,149
14,820 Laurentian Bank of Canada 287,029
12,032 Loblaw Companies, Ltd. 1,483,684
116,925 Manulife Financial Corporation 3,114,838
26,472 Metro, Inc./CN 1,576,451
6,298 National Bank of Canada 526,776
42,423 Royal Bank of Canada 4,740,536
12,899 Russel Metals, Inc. 375,016
205,406 Suncor Energy, Inc. 8,203,445
6,519 Teck Resources, Ltd. 319,496
9,814 Thomson Reuters Corporation 1,590,470
15,639 Toromont Industries, Ltd. 1,454,422
66,465 Toronto-Dominion Bank 3,924,884
43,966 TransAlta Corporation 331,182
8,113 Wheaton Precious Metals
Corporation 484,833
Total 67,562,567
Cayman Islands (1.2%)
28,500 AAC Technologies Holdings, Inc. 104,324
121,088 Alibaba Group Holding, Ltd. 1,191,533
7,700 ASMPT, Ltd. 80,508
166,000 China Feihe, Ltd.
b
75,180
25,000 China Medical System Holdings,
Ltd. 20,733
201,000 China Mengniu Dairy Company,
Ltd. 336,332
138,500 China Resources Land, Ltd. 413,989
92,000 Consun Pharmaceutical Group,
Ltd. 65,877
220,000 Geely Automobile Holdings, Ltd.
c
223,532
27,500 Greentown China Holdings, Ltd. 20,811
6,549 JD.com, Inc. 86,352
11,086 JOYY, Inc. ADR 369,053
11,000 Kingboard Holdings, Ltd. 22,436
15,000 Longfor Group Holdings, Ltd.
b
19,487
33,829 Meituan
a,b
468,419
13,000 NetDragon Websoft Holdings, Ltd. 18,245
666 NetEase, Inc. ADR 61,345
7,195 PDD Holdings, Inc. ADR
a
927,364
74,000 Seazen Group, Ltd.
a
13,247
673,000 Shui On Land, Ltd. 56,853
210,000 Sino Biopharmaceutical, Ltd. 75,306
42,500 Stella International Holdings, Ltd. 70,826
45,400 Sunny Optical Technology (Group)
Company, Ltd. 254,608
69,890 Tencent Holdings, Ltd. 3,225,176
Shares Common Stock (95.9%) Value
Cayman Islands (1.2%) - continued
1,817 Tencent Music Entertainment Group
ADR $ 25,765
9,902 Trip.com Group, Ltd. ADR
a
421,132
70,000 VSTECS Holdings, Ltd. 38,503
332,000 Xiaomi Corporation
a,b
713,080
82,500 Zhongsheng Group Holdings, Ltd. 128,721
Total 9,528,737
Chile (0.1%)
713 Banco de Chile ADR 17,055
2,314 Banco de Credito e Inversiones SA 67,665
32,305 Cencosud SA 59,714
508,569 Colbun SA 66,144
12,298 Embotelladora Andina SA 39,301
13,658 Empresas CMPC SA 23,724
12,093,920 Latam Airlines Group SA 149,718
35,027 S.A.C.I. Falabella
a
116,028
Total 539,349
China (0.9%)
1,279,400 Agricultural Bank of China, Ltd. 812,168
364,000 Aluminum Corporation of China,
Ltd., Class H 203,761
220,900 Bank of China, Ltd., Class A 142,445
791,000 Bank of Communications Company,
Ltd., Class A 805,431
27,000 Bank of Communications Company,
Ltd., Class H 19,618
32,800 Baoshan Iron & Steel Company,
Ltd. 30,855
1,189,800 BOE Technology Group Company,
Ltd. 649,640
547,000 CGN Power Company, Ltd.
b
223,378
58,900 China Construction Bank
Corporation, Class A 60,661
63,000 China Construction Bank
Corporation, Class H 43,992
1,158,000 China Tower Corporation, Ltd.
b
142,085
80,300 China United Network
Communications, Ltd. 52,252
30,000 CMOC Group, Ltd. 23,927
280,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 400,586
499,000 CRRC Corporation, Ltd. 309,201
45,900 Foxconn Industrial Internet
Company, Ltd. 154,200
14,800 Fuyao Glass Industry Group
Company, Ltd., Class H
b
77,288
239,000 Great Wall Motor Company, Ltd.,
Class H 326,326
100,700 Gree Electric Appliances, Inc. of
Zhuhai 557,705
31,700 Guotai Junan Securities Company,
Ltd. 63,060
53,200 Haier Smart Home Company, Ltd.,
Class H 173,933
48,200 HLA Group Corporation, Ltd. 43,765
242,800 Huaxia Bank Company, Ltd. 210,953
97,300 Inner Mongolia Yili Industrial Group
Company, Ltd. 338,004
139,000 Jiangxi Copper Company, Ltd.,
Class H 244,354
44,000 Lenovo Group, Ltd. 56,989
46,500 Livzon Pharmaceutical Group, Inc. 236,512

International Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.9%) Value
China (0.9%) - continued
363,000 People's Insurance Company
(Group) of China, Ltd. $ 122,136
95,700 Poly Developments and Holdings
Group Company, Ltd. 116,756
5,000 Shengyi Technology Company, Ltd. 13,529
116,600 Shenwan Hongyuan Group
Company, Ltd. 73,930
9,700 Shenzhou International Group
Holdings, Ltd. 82,115
87,000 Tong Ren Tang Technologies
Company, Ltd. 55,738
74,400 WuXi AppTec Company, Ltd., Class
H
b
304,349
42,400 ZTE Corporation 94,979
Total 7,266,621
Colombia (<0.1%)
1,198 Bancolombia SA 11,102
6,201 Bancolombia SA ADR 206,617
Total 217,719
Cyprus (<0.1%)
9,845 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic (<0.1%)
39 Philip Morris CR 25,504
Total 25,504
Denmark (2.4%)
12,065 ALK-Abello AS
a
271,944
14,490 Carlsberg AS 1,749,769
1,639 ChemoMetec AS 90,864
2,098 DFDS AS 57,546
2,782 H Lundbeck AS, Class A 14,964
6,703 H Lundbeck AS, Class B 41,936
1,595 Jyske Bank AS 130,029
99,848 Novo Nordisk AS 13,229,151
14,896 Pandora AS 2,334,997
1,251 Per Aarsleff Holding AS 71,572
216 Ringkjoebing Landbobank AS 38,231
781 Royal Unibrew AS 61,319
7,297 Scandinavian Tobacco Group AS
b
106,882
7,367 Sydbank AS 397,172
Total 18,596,376
Egypt (<0.1%)
18,692 Commercial International Bank
Egypt SAE GDR 30,804
Total 30,804
Finland (0.5%)
1,888 Cargotec Oyj 96,236
176,960 Fortum Oyj 2,721,115
3,333 Kalmar Oyj
a
98,547
8,424 Kemira Oyj 190,543
19,767 Kojamo Oyj
a
195,491
1,925 Konecranes Oyj 134,468
4,889 Puuilo Oyj 53,697
9,127 Tokmanni Group Corporation 111,717
Total 3,601,814
France (6.3%)
20,373 Air Liquide SA 3,717,232
Shares Common Stock (95.9%) Value
France (6.3%) - continued
69,938 BNP Paribas SA $ 4,791,720
69,041 Compagnie de Saint-Gobain SA 5,922,741
92,778 Compagnie Generale des
Etablissements Michelin SCA 3,672,980
42,615 Danone SA 2,768,491
56,705 Dassault Systemes SE 2,149,619
34,738 Eiffage SA 3,457,189
50,820 Engie SA 798,900
15,085 Groupe Eurotunnel SA 268,813
10,966 Ipsos SA 676,792
1,928 La Francaise des Jeux SAEM
b
74,804
66,761 Legrand SA 7,216,546
3,866 LVMH Moet Hennessy Louis Vuitton
SE 2,726,934
25,326 Schneider Electric SE 6,104,465
82,089 Societe Generale SA 2,129,143
575 SOITEC
a
74,135
1,119 Sopra Steria Group 207,413
11,480 TotalEnergies SE 774,514
4,901 Valeo SE 56,005
1,600 Verallia SA
b
47,065
14,262 Vinci SA 1,627,552
2,117 Wendel SA 202,833
Total 49,465,886
Germany (4.4%)
3,439 Aixtron SE 80,299
40,473 Allianz SE 11,399,856
20,219 Bayerische Motoren Werke AG 1,875,297
2,259 Dermapharm Holding SE 86,535
29,213 Deutsche Boerse AG 5,981,909
947 Gerresheimer AG 97,908
10,429 Heidelberg Materials AG 1,086,486
235 Hornbach Holding AG & Company
KGaA 19,262
659 Hugo Boss AG 26,189
1,452 Jenoptik AG 41,399
1,951 LEG Immobilien SE 170,189
4,113 Merck KGaA 734,880
1,879 Muenchener Rueckversicherungs-
Gesellschaft AG 925,455
2,686 Porsche Automobil Holding SE 120,063
7,546 SAF-Holland SE 154,369
30,968 SAP SE 6,547,271
13,549 Scout24 SE
b
1,071,151
14,451 Siemens AG 2,645,939
1,674 Siltronic AG 136,522
2,479 SMA Solar Technology AG 66,673
1,547 Stroeer SE & Company KGaA 104,593
1,414 SUSS MicroTec SE 96,020
13,306 TAG Immobilien AG
a
200,465
3,991 TeamViewer SE
a,b
53,827
756 VIB Vermoegen AG
a
6,676
20,486 Vonovia SE 628,106
Total 34,357,339
Greece (<0.1%)
3,063 Hellenic Telecommunications
Organization SA 50,324
9,945 HELLENiQ ENERGY Holdings SA 79,655
2,429 OPAP SA 42,350
Total 172,329

International Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.9%) Value
Hong Kong (1.2%)
14,500 BYD Electronic International
Company, Ltd. $ 56,432
180,500 China Overseas Land &
Investment, Ltd. 291,803
133,000 CK Hutchison Holdings, Ltd. 694,807
107,000 CLP Holdings, Ltd. 918,341
310,960 CSPC Pharmaceutical Group, Ltd. 231,306
9,000 Hang Lung Group, Ltd. 9,863
111,000 Henderson Land Development
Company, Ltd. 311,779
90,200 Hong Kong Exchanges & Clearing,
Ltd. 2,660,633
10,000 Luk Fook Holdings International,
Ltd. 19,668
30,400 Man Wah Holdings, Ltd. 17,930
117,000 Sun Hung Kai Properties, Ltd. 1,013,047
25,000 Swire Pacific, Ltd. 215,669
170,000 Techtronic Industries Company,
Ltd. 2,177,138
202,000 United Laboratories International
Holdings, Ltd. 232,052
17,600 VTech Holdings, Ltd. 115,792
149,000 Weichai Power Company, Ltd.,
Class H 238,467
14,000 Yuexiu Property Company, Ltd. 8,948
Total 9,213,675
Hungary (0.1%)
28,449 MOL Hungarian Oil & Gas plc 221,746
5,148 OTP Bank Nyrt 263,895
1,133 Richter Gedeon Nyrt 32,300
Total 517,941
India (2.0%)
596 ABB India, Ltd. 56,326
866 Apar Industries, Ltd. 95,571
2,777 Avenue Supermarts, Ltd.
a,b
163,849
46,109 Axis Bank, Ltd. 644,111
7,977 Bajaj Auto, Ltd. 921,625
47,118 Bank of Baroda 143,032
17,339 Bharat Petroleum Corporation, Ltd. 72,728
259 Bosch, Ltd. 108,322
1,853 Brigade Enterprises, Ltd. 27,924
14,376 Chambal Fertilisers and Chemicals,
Ltd. 89,203
1,138 Chennai Petroleum Corporation,
Ltd. 13,588
37,852 Cipla, Ltd.
a
699,429
93,274 Coal India, Ltd. 583,419
551 CRISIL, Ltd. 28,876
3,930 Cummins India, Ltd. 181,202
2,458 Dixon Technologies India, Ltd. 356,510
11,597 HCL Technologies, Ltd. 228,193
16,549 HDFC Asset Management
Company, Ltd.
b
814,377
14,003 Hero MotoCorp, Ltd. 919,965
63,245 Hindalco Industries, Ltd. 507,321
3,893 Hindustan Aeronautics, Ltd. 229,423
42,462 ICICI Bank, Ltd. ADR 1,236,069
2,501 Info Edge India, Ltd. 210,318
13,611 Infosys, Ltd. ADR 301,211
25,822 Jindal Saw, Ltd. 200,448
9,690 JK Tyre & Industries, Ltd. 51,655
774 KEI Industries, Ltd. 40,153
7,477 Kotak Mahindra Bank, Ltd. 161,981
Shares Common Stock (95.9%) Value
India (2.0%) - continued
9,533 KPIT Technologies, Ltd. $ 210,416
3,464 Mahindra & Mahindra, Ltd. 120,584
2,079 Maruti Suzuki India, Ltd. 326,202
9,528 NCC, Ltd./India 40,924
1,508 Netweb Technologies India, Ltd.
a
41,810
7,167 Nippon Life India Asset
Management, Ltd.
b
55,333
209,414 Oil & Natural Gas Corporation, Ltd. 836,604
2,932 PB Fintech, Ltd.
a
51,007
5,067 Persistent Systems, Ltd. 293,191
464 Phoenix Mills, Ltd. 19,968
4,028 Pidilite Industries, Ltd. 153,386
23,893 Power Finance Corporation, Ltd. 159,489
35,670 REC, Ltd. 275,540
13,212 Reliance Industries, Ltd. 476,325
95,640 State Bank of India 999,890
23,175 Tata Consultancy Services, Ltd. 1,216,935
26,601 Tata Motors, Ltd. 368,411
1,909 Tata Motors, Ltd., Class A 18,143
2,346 Tech Mahindra, Ltd. 43,700
7,920 Trent, Ltd. 553,517
2,666 UltraTech Cement, Ltd. 379,059
6,523 United Spirits, Ltd. 110,339
7,134 Welspun Living, Ltd. 15,679
Total 15,853,281
Indonesia (0.1%)
1,721,900 Bank Central Asia Tbk PT 1,088,101
Total 1,088,101
Ireland (0.5%)
48,162 CRH plc 4,096,505
Total 4,096,505
Israel (0.9%)
53,737 Amot Investments, Ltd. 217,808
920 Azrieli Group, Ltd. 56,467
100,076 Bank Leumi Le-Israel BM 862,404
769 Camtek, Ltd./Israel 77,194
20,247 Check Point Software Technologies,
Ltd.
a
3,714,312
876 First International Bank of Israel,
Ltd. 35,319
681 Hilan, Ltd. 36,607
1,127 Israel Corporation, Ltd. 236,601
181 Isras Holdings, Ltd.
a
14,050
3,222 Magic Software Enterprises, Ltd. 34,161
4,040 Mivne Real Estate (KD), Ltd. 9,318
2,222 Nova, Ltd.
a
446,471
185,379 Oil Refineries, Ltd. 44,576
4,494 One Software Technologies, Ltd. 56,239
36,405 Plus500, Ltd. 1,097,935
Total 6,939,462
Italy (3.1%)
19,419 ACEA SPA 336,910
44,434 Anima Holding SPA
b
233,657
12,051 Arnoldo Mondadori Editore SPA 34,105
33,734 Azimut Holding SPA 845,234
1,277 Banca Generali SPA 55,571
9,030 Banca IFIS SPA 211,984
227,472 Banca Mediolanum SPA 2,685,606
209,775 Banca Monte dei Paschi di Siena
SPA 1,144,715
13,075 Banca Popolare di Sondrio SPA 99,646

International Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.9%) Value
Italy (3.1%) - continued
109,060 BPER Banca SPA $ 638,115
2,053 Brunello Cucinelli SPA 191,765
10,110 Buzzi SPA 396,353
783,356 Enel SPA 5,592,523
2,765 Eni SPA 44,240
715,655 Intesa Sanpaolo SPA 2,906,159
38,148 Iren SPA 77,625
416,458 Italgas SPA 2,226,873
1,182 Moncler SPA 70,478
58,771 OVS SPA
b
166,257
57,408 Pirelli & C. SPA
b
359,391
106,358 Recordati SPA 5,790,478
357 Reply SPA 50,675
Total 24,158,360
Japan (19.0%)
41,500 Advantest Corporation 1,836,847
4,700 Ain Holdings, Inc. 180,698
500 Aisin Corporation 16,868
3,900 Amada Company, Ltd. 45,801
1,800 Amvis Holdings, Inc. 31,339
1,600 Anycolor, Inc.
a
27,155
10,100 Aozora Bank, Ltd. 167,908
16,000 Arcs Company, Ltd. 290,703
5,700 Artience Company, Ltd. 120,533
94,300 Astellas Pharma, Inc. 1,093,687
3,400 BayCurrent Consulting, Inc. 104,668
1,100 Bengo4.com, Inc.
a
26,750
2,200 BIPROGY, Inc. 72,091
2,700 BML, Inc. 53,864
200 C. Uyemura & Company, Ltd. 14,351
7,900 Canon, Inc. 247,283
6,300 Central Glass Company, Ltd. 157,968
2,200 Chiba Bank, Ltd. 20,608
4,400 Chudenko Corporation 102,713
10,200 Chugin Financial Group, Inc. 113,632
5,700 Chugoku Electric Power Company,
Inc. 41,454
28,800 COMSYS Holdings Corporation 620,012
4,100 Cover Corporation
a
53,647
93 CRE Logistics REIT, Inc. 89,656
300 Daihen Corporation 14,722
31,600 Daiichi Sankyo Company, Ltd. 1,286,995
4,500 Daikin Industries, Ltd. 652,530
1,100 Daito Trust Construction Company,
Ltd. 132,286
52,500 Daiwa House Industry Company,
Ltd. 1,486,715
88 Daiwa House REIT Investment
Corporation 141,620
260,400 Daiwa Securities Group, Inc. 2,149,889
4,200 DISCO Corporation 1,404,467
16,700 Doutor Nichires Holdings
Company, Ltd. 259,174
7,700 DTS Corporation 222,598
4,500 Elan Corporation 27,586
496,200 Eneos Holdings, Inc. 2,599,861
1,300 Fast Retailing Company, Ltd. 358,344
4,400 Ferrotec Holdings Corporation 72,960
14,600 Fuji Media Holdings, Inc. 183,005
4,800 Fuji Soft, Inc. 229,969
79,100 FUJIFILM Holdings NPV 1,880,676
1,500 Fuyo General Lease Company, Ltd. 122,600
7,700 Glory, Ltd. 139,980
900 Godo Steel, Ltd. 29,258
Shares Common Stock (95.9%) Value
Japan (19.0%) - continued
4,200 Gree, Inc. $ 14,850
1,100 Gunze, Ltd. 40,845
2,700 Hanwa Company, Ltd. 104,362
15,700 Haseko Corporation 195,928
32,700 Heiwa Corporation 469,130
19,000 Hino Motors, Ltd.
a
61,382
7,000 HIS Company, Ltd.
a
80,746
102,000 Hitachi, Ltd. 2,203,882
303,300 Honda Motor Company, Ltd. 3,240,632
26,700 Hoya Corporation 3,345,532
29,900 Hulic Company, Ltd. 291,857
10,100 Hyakugo Bank, Ltd. 45,221
4,300 Iida Group Holdings Company, Ltd. 64,636
49,700 Inaba Denki Sangyo Company, Ltd. 1,303,066
21,900 INFRONEER Holdings, Inc. 189,907
700 Internet Initiative Japan, Inc. 11,838
20,300 ITOCHU Corporation 1,041,054
1,900 Iwatani Corporation 120,576
3,500 JAC Recruitment Company, Ltd. 16,879
3,900 JAFCO Group Company, Ltd. 49,364
2,700 Japan Elevator Service Holdings
Company, Ltd. 49,824
121 Japan Metropolitan Fund
Investment Corporation 75,552
360,900 Japan Post Holdings Company,
Ltd. 3,822,100
2,500 Japan Post Insurance Company,
Ltd. 51,469
3,200 JEOL, Ltd. 128,840
9,300 JGC Corporation 78,982
1,800 J-Oil Mills, Inc. 25,109
3,100 Juroku Financial Group, Inc. 99,478
3,000 JVCKENWOOD Corporation 18,380
10,100 Kajima Corporation 195,167
4,100 Kakaku.com, Inc. 57,316
11,600 Kamigumi Company, Ltd. 264,548
900 Kasumigaseki Capital Company,
Ltd. 77,748
165,500 KDDI Corporation 4,979,897
65 KDX Realty Investment Corporation 67,013
700 KeePer Technical Laboratory
Company, Ltd. 16,944
15,300 Keiyo Bank, Ltd. 86,102
4,900 Keyence Corporation 2,142,576
9,100 Koei Tecmo Holdings Company,
Ltd. 88,934
4,400 Kokuyo Company, Ltd. 73,832
38,200 Komatsu, Ltd. 1,085,933
3,100 KOMEDA Holdings Company, Ltd. 55,576
9,300 Kumagai Gumi Company, Ltd. 222,897
900 Kuraray Company, Ltd. 11,006
600 Kurita Water Industries, Ltd. 25,607
209,100 Kyocera Corporation 2,633,608
50,400 Kyoei Steel, Ltd. 670,793
2,300 Kyushu Financial Group, Inc. 14,167
9,300 Lasertec Corporation 1,650,129
800 Lintec Corporation 17,987
12,100 LIXIL Corporation 140,072
2,300 M&A Research Institute Holdings,
Inc.
a
46,329
9,700 Mandom Corporation 82,196
1,600 Maruichi Steel Tube, Ltd. 38,991
100 Maruwa Company, Ltd./Aichi 26,792
9,400 Mazda Motor Corporation 81,079
1,100 McDonald's Holdings Company
(Japan), Ltd. 45,572

International Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.9%) Value
Japan (19.0%) - continued
6,300 Mebuki Financial Group, Inc. $ 26,223
20,200 Medipal Holdings Corporation 364,616
3,400 MegaChips Corporation 95,290
24,000 MEITEC Group Holdings, Inc. 541,922
6,500 Menicon Company, Ltd. 60,787
400 Micronics Japan Company, Ltd. 15,894
1,200 MIRAIT ONE Corporation 17,054
114,600 Mitsubishi Chemical Group
Corporation 676,856
138,300 Mitsubishi Corporation 2,856,179
2 Mitsubishi Estate Logistics REIT
Investment Corporation 5,042
186,000 Mitsubishi HC Capital, Inc. 1,338,162
35,800 Mitsubishi Heavy Industries, Ltd. 429,102
1,400 Mitsubishi Logistics Corporation 48,970
1,200 Mitsubishi Materials Corporation 22,484
6,900 Mitsubishi Shokuhin Company, Ltd. 243,467
366,400 Mitsubishi UFJ Financial Group,
Inc. 4,232,049
46,400 Mitsui & Company, Ltd. 1,076,660
6,400 Mixi, Inc. 127,018
177,700 Mizuho Financial Group, Inc. 4,062,248
2,400 MOS Food Services, Inc. 56,590
85,000 MS and AD Insurance Group
Holdings, Inc. 2,003,837
70,400 Murata Manufacturing Company,
Ltd. 1,566,258
2,900 Nanto Bank, Ltd. 67,672
6,800 NEC Corporation 588,572
8,900 NEC Networks & System Integration
Corporation 163,916
6,100 Net One Systems Company, Ltd. 123,258
1,800 Nextage Company, Ltd. 24,507
900 Nifco, Inc./Japan 22,820
5,500 Nikkon Holdings Company, Ltd. 138,721
19,900 Nikon Corporation 228,564
47,400 Nintendo Company, Ltd. 2,619,249
9,000 Nippon Electric Glass Company,
Ltd. 214,757
2,400 Nippon Express Holdings, Inc. 118,754
4,053,200 Nippon Telegraph and Telephone
Corporation 4,319,549
3,600 Nippon Television Holdings, Inc. 57,658
16,700 Nipro Corporation 145,830
10,900 Nishimatsu Construction Company,
Ltd. 355,269
4,300 Nisshin Oillio Group, Ltd. 148,387
23,600 Nitto Kogyo Corporation 536,578
7,100 NOK Corporation 103,780
146,900 Nomura Holdings, Inc. 905,728
20,900 Nomura Real Estate Holdings, Inc. 584,254
12,000 Nomura Research Institute, Ltd. 370,461
600 Noritsu Koki Company, Ltd. 16,226
17,500 NSD Company, Ltd. 360,246
3,300 NSK, Ltd. 17,302
40,100 NTN Corporation 81,120
24,100 NTT Data Group Corporation 375,343
4,800 Obayashi Corporation 63,021
2,100 OBIC Business Consultants
Company, Ltd. 88,878
1,300 Ogaki Kyoritsu Bank, Ltd. 20,112
4,800 Ohsho Food Service Corporation 293,601
6,200 Okamura Corporation 91,217
900 Okinawa Cellular Telephone
Company 24,201
Shares Common Stock (95.9%) Value
Japan (19.0%) - continued
8,900 Okinawa Electric Power Company,
Inc. $ 65,716
7,200 Okumura Corporation 245,840
12,000 Ono Pharmaceutical Company, Ltd. 177,028
38,600 Oriental Land Company, Ltd. 1,105,100
58,500 ORIX Corporation 1,415,095
8,200 Otsuka Corporation 181,776
9,600 Otsuka Holdings Company, Ltd. 489,296
41,000 Persol Holdings Company, Ltd. 70,319
5,700 Plus Alpha Consulting Company,
Ltd. 73,051
5,000 Raito Kogyo Company, Ltd. 72,545
1,400 RAIZNEXT Corporation 17,202
17,300 Rakus Company, Ltd. 242,381
39,716 Recruit Holdings Company, Ltd. 2,277,446
125,700 Renesas Electronics Corporation 2,165,041
3,900 Resona Holdings, Inc. 27,967
2,700 Resorttrust, Inc. 45,575
800 Restar Corporation 15,772
1,800 Retail Partners Company, Ltd. 20,182
67,200 Rohm Company, Ltd. 916,221
4,700 Rorze Corporation 764,393
20,100 Sankyo Company, Ltd. 223,190
8,700 Sankyu, Inc. 297,173
7,900 Santen Pharmaceutical Company,
Ltd. 94,809
9,000 Sanyo Chemical Industries, Ltd. 246,685
2,200 Sato Holdings Corporation 31,702
1,500 SBI Holdings, Inc. 38,990
2,700 SBI Sumishin Net Bank, Ltd. 51,596
13,500 SCREEN Holdings Company, Ltd. 1,143,987
39,300 Secom Company, Ltd. 2,509,413
4,600 Sega Sammy Holdings, Inc. 74,492
17,600 Sekisui Chemical Company, Ltd. 265,549
144,800 Sekisui House, Ltd. 3,628,159
53,800 Seven & I Holdings Company, Ltd. 644,242
2,500 SHIFT, Inc.
a
192,043
75,000 Shin-Etsu Chemical Company, Ltd. 3,332,301
7,500 ShinMaywa Industries, Ltd. 73,778
8,000 Ship Healthcare Holdings, Inc. 122,117
6,100 Siix Corporation 50,828
27,900 SKY Perfect JSAT Holdings, Inc. 164,154
200 SMC Corporation 97,313
2,500 Socionext, Inc. 50,484
18,300 SoftBank Group Corporation 1,118,357
22,000 Sohgo Security Services Company,
Ltd. 140,719
18,300 Sojitz Corporation 432,851
53,000 Sompo Holdings, Inc. 1,208,502
61,300 Sony Group Corporation 5,444,583
286 Star Asia Investment Corporation 107,971
3,900 Starts Corporation, Inc. 89,960
500 Strike Company, Ltd. 13,504
64,500 Sumitomo Corporation 1,602,666
19,700 Sumitomo Dainippon Pharma
Company, Ltd.
a
54,616
27,400 Sumitomo Mitsui Financial Group,
Inc. 1,978,634
58,300 Sumitomo Mitsui Trust Holdings,
Inc. 1,473,640
3,100 Sumitomo Realty & Development
Company, Ltd. 102,464
2,000 Sumitomo Rubber Industries, Ltd. 20,839
500 Suzuken Company, Ltd./Aichi
Japan 18,222
76,500 Systena Corporation 172,186

International Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.9%) Value
Japan (19.0%) - continued
1,100 Taiheiyo Cement Corporation $ 30,044
19,000 Taiyo Holdings Company, Ltd. 454,080
9,100 Takamatsu Construction Group
Company, Ltd. 189,990
4,900 Takara Standard Company, Ltd. 56,542
900 Takasago Thermal Engineering
Company, Ltd. 35,445
1,400 Takashimaya Company, Ltd. 25,925
169,000 Takeda Pharmaceutical Company,
Ltd. 4,744,555
31,800 Terumo Corporation 570,122
1,300 T-Gaia Corporation 33,668
2,400 THK Company, Ltd. 45,312
9,100 TIS, Inc. 194,935
43,200 Toagosei Company, Ltd. 462,796
15,400 Toho Holdings Company, Ltd. 447,808
20,100 Tohoku Electric Power Company,
Inc. 170,904
3,000 Tokai Corporation/Gifu 44,770
24,700 Tokio Marine Holdings, Inc. 969,059
22,400 Tokyo Electron, Ltd. 4,687,144
2,100 Tokyo Seimitsu Company, Ltd. 144,756
2,700 Tokyotokeiba Company, Ltd. 75,679
7,400 Tokyu Construction Company, Ltd. 38,912
22,200 Tokyu Fudosan Holdings
Corporation 160,290
116,100 TOPPAN Holdings, Inc. 3,284,022
800 Torii Pharmaceutical Company, Ltd. 19,949
9,200 Tosoh Corporation 125,150
6,800 Totetsu Kogyo Company, Ltd. 147,353
1,600 Toyo Suisan Kaisha, Ltd. 107,434
13,300 Toyota Industries Corporation 1,118,132
312,900 Toyota Motor Corporation 6,011,046
5,900 Transcosmos, Inc. 135,842
3,700 TRE Holdings Corporation 32,301
20,600 Tsubakimoto Chain Company 890,853
200 Tsuruha Holdings, Inc. 12,391
75,900 TV Asahi Holdings Corporation 1,057,782
11,200 UBE Corporation 200,116
300 ULVAC, Inc. 18,383
2,500 U-Next Holdings Company, Ltd. 86,097
9,900 USS Company, Ltd. 89,293
3,100 UT Group Company, Ltd. 67,151
4,200 Valor Holdings Company, Ltd. 71,435
7,000 ValueCommerce Company, Ltd. 55,007
1,600 WDB Holdings Company, Ltd. 19,569
123,600 Yamada Holdings Company, Ltd. 375,008
5,500 Yokogawa Bridge Holdings
Corporation 99,532
11,200 Yuasa Trading Company, Ltd. 417,848
1,100 Zeria Pharmaceutical Company,
Ltd. 16,067
Total 149,943,124
Jersey (0.8%)
68,663 Experian plc 3,239,508
289,673 Glencore plc 1,607,344
346,686 Man Group plc 1,091,462
95,087 TP ICAP Group plc 270,759
Total 6,209,073
Kuwait (<0.1%)
13,078 HumanSoft Holding Company
KSCC 112,819
29,093 Kuwait Finance House KSCP 70,162
Shares Common Stock (95.9%) Value
Kuwait (<0.1%) - continued
24,537 Mobile Telecommunications
Company KSCP $ 36,628
26,870 National Bank of Kuwait KSC 79,671
19,100 National Industries Group Holding 14,070
Total 313,350
Luxembourg (<0.1%)
38,453 B&M European Value Retail SA 231,562
9,030 Grand City Properties SA
a
106,446
Total 338,008
Malaysia (0.1%)
42,200 Hong Leong Bank Bhd 177,185
4,500 Petronas Dagangan Bhd 17,375
42,800 QL Resources Bhd 62,283
53,107 Sports Toto Bhd 19,092
12,800 Ta Ann Holdings Bhd 11,177
436,800 YTL Corporation Bhd 324,874
Total 611,986
Mexico (0.1%)
1,395 America Movil SAB de CV ADR 23,324
18,189 Cemex SAB de CV ADR 116,773
3,852 Coca-Cola FEMSA SAB de CV ADR 348,337
664 Fomento Economico Mexicano SAB
de CV ADR 73,206
13,730 Grupo Financiero Banorte SAB de
CV ADR 103,106
27,400 Grupo Mexico SAB de CV 154,097
34,700 Megacable Holdings SAB de CV 81,167
8,900 Wal-Mart de Mexico SAB de CV 29,617
Total 929,627
Netherlands (4.5%)
1,222 Aalberts NV 46,727
4,547 ASM International NV 3,128,436
16,607 ASML Holding NV 15,463,979
7,192 Cementir Holding NV 81,108
3,662 EXOR NV 375,401
7,737 Ferrari NV 3,184,341
165,001 Koninklijke Ahold Delhaize NV 5,315,546
18,071 Koninklijke Vopak NV 807,289
278,425 MFE-MediaForEurope NV 948,526
3,882 NEPI Rockcastle NV 29,355
182,390 Stellantis NV 3,039,364
20,013 Wolters Kluwer NV 3,350,367
Total 35,770,439
New Zealand (0.1%)
59,251 Contact Energy, Ltd. 299,737
9,229 Infratil, Ltd. 59,290
1,844 Xero, Ltd.
a
168,020
Total 527,047
Norway (0.6%)
50,058 Aker Solutions ASA 238,834
178,492 DNB Bank ASA 3,687,655
26,669 Europris ASA
b
159,125
600 Veidekke ASA 6,709
10,195 Yara International ASA 290,418
Total 4,382,741

International Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.9%) Value
Philippines (<0.1%)
20,130 Bank of the Philippine Islands $ 41,829
Total 41,829
Poland (0.2%)
10,394 Asseco Poland SA 220,303
2,009 Bank Polska Kasa Opieki SA 81,387
796 Budimex SA 128,101
2,754 KGHM Polska Miedz SA 94,674
8,323 Orlen SA 135,715
20,455 Powszechna Kasa Oszczednosci
Bank Polski SA 303,991
30,282 Powszechny Zaklad Ubezpieczen
SA 370,837
Total 1,335,008
Portugal (<0.1%)
50,489 CTT-Correios de Portugal SA 228,167
56,496 REN - Redes Energeticas
Nacionais SGPS SA 143,274
1,223 Semapa-Sociedade de
Investimento e Gestao, SGPS SA 19,790
Total 391,231
Qatar (<0.1%)
106,136 Commercial Bank PSQC 121,819
9,983 Gulf Warehousing Company 8,955
71,954 Masraf Al Rayan QSC 46,031
6,938 Qatar National Bank QPSC 29,099
Total 205,904
Russian Federation (<0.1%)
89,225 Gazprom PJSC ADR
a,d
9
7,840 GMK Norilskiy Nickel PAO ADR
a,d
1
3,228 LUKOIL PJSC
d,e
0
3,189 Mechel PJSC ADR
a,d
0
234 Novatek PJSC GDR
a,d
0
361 Polyus PJSC
a,d
0
1 Polyus PJSC GDR
a,d
0
174,130 Sberbank of Russia PJSC
d,e
0
9,280 Sovcomflot OAO
d,e
0
404,300 Surgutneftegas PJSC
d,e
0
35,587 Surgutneftegas PJSC ADR
a,d
4
Total 14
Saudi Arabia (0.3%)
27,431 Al Rajhi Bank 625,449
284 Al Rajhi Company for Co-operative
Insurance
a
16,527
72,037 Arab National Bank 412,033
3,633 Dr. Sulaiman Al Habib Medical
Services Group Company 278,873
1,818 Eastern Province Cement Company 15,724
923 Jarir Marketing Company 3,195
9,031 Maharah Human Resources
Company 17,157
203 Mouwasat Medical Services
Company 6,532
496 SAL Saudi Logistics Services 41,565
11,590 Saudi Arabian Oil Company
b
85,266
1,034 Saudi Aramco Base Oil Company 35,855
2,823 Saudi Basic Industries Corporation 59,291
36,058 Saudi National Bank 364,343
Shares Common Stock (95.9%) Value
Saudi Arabia (0.3%) - continued
18,646 Saudi Telecom Company $ 191,530
Total 2,153,340
Singapore (1.3%)
577,300 CapitaLand Integrated Commercial
Trust 901,764
873,300 ComfortDelGro Corporation, Ltd. 916,194
268,760 DBS Group Holdings, Ltd. 7,364,947
6,469 Kenon Holdings, Ltd. 164,180
11,100 United Overseas Land, Ltd. 44,848
279,500 Yangzijiang Shipbuilding Holdings,
Ltd. 563,545
156,800 Yanlord Land Group, Ltd.
a
52,787
Total 10,008,265
South Africa (0.2%)
1,582 Absa Group, Ltd. 13,881
29,706 AECI, Ltd. 172,727
9,307 Aspen Pharmacare Holdings, Ltd. 128,706
3,048 Barloworld, Ltd. 15,556
4,336 Coronation Fund Managers, Ltd. 8,902
31,456 DataTec, Ltd. 61,717
3,508 Exxaro Resources, Ltd. 37,585
19,747 FirstRand, Ltd. 88,731
2,879 Gold Fields, Ltd. ADR 49,404
10,841 Harmony Gold Mining Company,
Ltd. ADR 105,374
6,701 Kumba Iron Ore, Ltd. 146,177
10,477 Mr Price Group, Ltd. 124,430
1,179 Naspers, Ltd. 228,013
7,968 Sasol, Ltd. 64,611
22,356 Standard Bank Group 272,477
4,762 Super Group, Ltd. 7,959
Total 1,526,250
South Korea (0.8%)
1,114 Caregen Company, Ltd. 18,426
231 Celltrion, Inc. 34,580
884 CJ Corporation 85,792
3,063 Green Cross Holdings Corporation 34,063
9,968 GS Holdings Corporation 356,847
626 Hanmi Pharm Company, Ltd. 132,290
8,511 Hanon Systems 27,684
2,095 HD Hyundai Company, Ltd. 128,384
1,153 Hyundai Motor Company 210,134
9,801 KT Corporation 285,419
5,562 KT&G Corporation 379,172
167 LG Chem, Ltd. 37,556
3,297 LG Uplus Corporation 24,114
986 Lotte Shopping Company, Ltd. 44,545
1,509 NAVER Corporation 192,462
332 Samsung Biologics Company,
Ltd.
a,b
227,782
2,952 Samsung C&T Corporation 336,239
40,202 Samsung Electronics Company,
Ltd. 2,478,946
5,215 SD Biosensor, Inc.
a
36,625
2,651 SK Hynix, Inc. 380,216
930 SK, Inc. 102,001
7,836 Yuhan Corporation 539,900
Total 6,093,177
Spain (2.3%)
99,538 Acerinox SA 1,045,896
6,914 Aena SME SA
b
1,313,652

International Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.9%) Value
Spain (2.3%) - continued
30,313 Amadeus IT Holding SA $ 1,996,443
524,176 Banco Bilbao Vizcaya Argentaria
SA 5,494,008
711,511 Banco Santander SA 3,432,440
54,299 Compania de Distribucion Integral
Logista Holdings SA 1,608,022
34,669 Industria de Diseno Textil SA 1,684,529
7,971 Laboratorios Farmaceuticos ROVI
SA 766,925
4,443 Let's GOWEX SA
a,d,f
1
5,474 Melia Hotels International SA 41,914
25,951 Merlin Properties Socimi SA 296,358
14,368 Redeia Corporacion SA 255,102
4,397 Repsol SA 62,714
9,728 Unicaja Banco SA
b
13,094
1,084 Vidrala SA 112,815
Total 18,123,913
Sweden (3.7%)
12,252 AAK AB 352,577
41,419 AB Industrivarden, Class A 1,420,845
23,771 AcadeMedia AB
b
122,304
4,558 AddLife AB 66,829
11,951 Addtech AB 385,645
9,158 Alfa Laval AB 404,931
37,826 Arjo AB 146,600
199,715 Assa Abloy AB 6,082,182
276,704 Atlas Copco AB, Class A 4,924,683
21,741 Atlas Copco AB, Class B 340,158
21,547 Attendo AB
b
94,162
17,723 Betsson AB 210,955
6,947 BioGaia AB 82,708
9,782 Biotage AB 183,415
293 Bravida Holding AB
b
2,372
2,126 Catena AB 108,231
7,041 Cibus Nordic Real Estate AB publ 109,977
62,718 Corem Property Group AB 56,008
10,571 Dios Fastigheter AB 84,850
16,287 Evolution Gaming Group AB
b
1,577,710
136,814 Granges AB 1,670,211
2,353 Hemnet Group AB 86,964
24,790 Hexatronic Group AB
a
146,540
89,822 Hexpol AB 1,004,566
139,199 Investor AB, Class B 3,951,878
14,499 Inwido AB 239,289
7,035 Lindab International AB 174,051
17,913 NCC AB 276,572
16,158 Nyfosa AB 165,368
2,505 Pandox AB 46,471
4,540 Platzer Fastigheter Holding AB 41,528
1,386 Sdiptech AB
a
42,442
989 SKF AB 18,386
180,746 SSAB AB, Class A 932,504
114,864 Svenska Handelsbanken AB 1,159,422
8,316 Svolder AB 49,430
1,832 Sweco AB 29,608
28,101 Swedbank AB 597,538
50,611 Trelleborg AB 1,880,836
13,091 Wihlborgs Fastigheter AB 132,599
Total 29,403,345
Switzerland (9.2%)
180,330 ABB, Ltd. 10,009,511
384 Belimo Holding AG 232,789
Shares Common Stock (95.9%) Value
Switzerland (9.2%) - continued
461 Burckhardt Compression Holding
AG $ 321,202
527 DKSH Holding AG 41,307
1,236 Flughafen Zurich AG 286,052
1,241 Galenica AG
b
107,940
1,100 Givaudan SA 5,396,662
94,559 Holcim AG 8,836,577
139 INFICON Holding AG 207,259
40 Lindt & Spruengli AG 501,344
40,664 Nestle SA 4,118,965
164,606 Novartis AG 18,374,614
14,216 PSP Swiss Property AG 1,899,699
18,869 Roche Holding AG, Participation
Certificates 6,109,020
1,086 Siegfried Holding AG 1,265,791
15,077 Sonova Holding AG 4,621,643
804 Swiss Prime Site AG 80,577
940 Tecan Group AG 351,011
177,679 UBS Group AG 5,383,793
7,192 Zurich Insurance Group AG 3,953,948
Total 72,099,704
Taiwan (1.9%)
11,222 ASE Technology Holding Company,
Ltd. ADR 112,444
210,000 Asia Cement Corporation 265,304
7,000 Asustek Computer, Inc. 98,166
25,000 Cathay Financial Holding
Company, Ltd. 47,870
63,000 Chang Hwa Commercial Bank, Ltd. 36,032
188,000 Cheng Shin Rubber Industry
Company, Ltd. 277,009
8,000 Chicony Electronics Company, Ltd. 38,124
3,000 Chicony Power Technology
Company, Ltd. 12,243
8,000 China Steel Chemical Corporation 24,521
74,000 Chipbond Technology Corporation 143,943
2,192 Chunghwa Telecom Company, Ltd.
ADR 81,433
152,000 Compal Electronics, Inc. 147,275
24,000 Delta Electronics, Inc. 308,252
11,000 Dynapack International Technology
Corporation 37,087
53,000 Far Eastern New Century
Corporation 55,135
35,000 Far EasTone Telecommunications
Company, Ltd. 92,201
67,000 Feng Hsin Steel Company, Ltd. 162,156
2,000 Fusheng Precision Company, Ltd. 17,477
111,000 Hon Hai Precision Industry
Company, Ltd. 680,976
121,000 Inventec Corporation 178,930
66,000 Lite-On Technology Corporation 201,849
25,000 MediaTek, Inc. 952,128
168,000 Nan Ya Plastics Corporation 257,068
208,000 Pegatron Corporation 642,538
146,000 Pou Chen Corporation 161,159
6,000 Powertech Technology, Inc. 30,171
6,000 President Chain Store Corporation 50,821
28,000 Quanta Computer, Inc. 238,553
9,000 Realtek Semiconductor Corporation 141,975
11,000 Sigurd Microelectronics
Corporation 26,012
17,000 Sino-American Silicon Products,
Inc. 100,150

International Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (95.9%) Value
Taiwan (1.9%) - continued
143,000 Synnex Technology International
Corporation $ 310,643
16,000 Systex Corporation 59,848
324,449 Taichung Commercial Bank
Company, Ltd. 176,367
6,000 Taiwan Fertilizer Company, Ltd. 11,807
93,000 Taiwan Mobile Company, Ltd. 299,181
4,000 Taiwan Secom Company, Ltd. 16,184
240,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 7,019,202
34,762 Topco Scientific Company, Ltd. 285,923
6,000 Transcend Information, Inc. 18,213
196,000 Uni-President Enterprises
Corporation 503,702
20,000 USI Corporation 9,656
21,000 Wah Lee Industrial Corporation 88,067
38,000 WPG Holdings, Ltd. 100,136
547,599 Yuanta Financial Holding Company,
Ltd. 549,395
Total 15,067,326
Thailand (<0.1%)
79,100 Central Pattana pcl NVDR 122,801
20,000 Kasikornbank pcl NVDR 73,878
Total 196,679
Turkey (0.1%)
7,353 Ford Otomotiv Sanayi AS 220,694
39,246 Haci Omer Sabanci Holding AS 117,734
3,917 KOC Holding AS 25,441
47,729 Tekfen Holding AS
a
83,229
40,152 Turk Hava Yollari Anonim Ortakligi
a
350,687
Total 797,785
United Arab Emirates (0.2%)
6,166 Abu Dhabi Commercial Bank PJSC 14,939
124,658 Abu Dhabi National Oil Company
for Distribution PJSC 121,115
184,592 Deyaar Development PJSC 35,733
262,506 Dubai Islamic Bank PJSC 418,100
215,999 Emaar Properties PJSC 507,513
85,287 Emirates NBD Bank PJSC 443,508
Total 1,540,908
United Kingdom (11.4%)
66,953 abrdn plc 146,425
6,920 AngloGold Ashanti plc 199,265
88,438 AstraZeneca plc 14,050,172
668,254 Auto Trader Group plc
b
6,999,843
50,564 Balfour Beatty plc 273,790
5,008 Bellway plc 183,883
14,649 Berkeley Group Holdings plc 956,318
16,852 Big Yellow Group plc 262,071
28,520 Breedon Group plc 158,649
50,820 British Land Company plc 269,360
2,127 Burberry Group plc 21,287
15,903 Bytes Technology Group plc 103,611
40,956 Coca-Cola European Partners plc 3,021,324
280,209 Compass Group plc 8,629,010
3,656 Computacenter plc 126,592
2,010 CVS Group plc 29,457
510 Diploma plc 29,159
57,568 Domino's Pizza Group plc 239,374
4,228 Dunelm Group plc 67,060
52,744 Evraz plc
a,d
7
Shares Common Stock (95.9%) Value
United Kingdom (11.4%) - continued
27,974 FirstGroup plc $ 63,077
7,346 Future plc 105,726
275 Games Workshop Group plc 36,474
3,002 Genus plc 70,351
36,437 Grainger plc 113,176
8,712 Greggs plc 350,845
70,793 Halma plc 2,423,134
59,990 Harbour Energy plc 241,284
221 Hikma Pharmaceuticals plc 5,403
4,758 Hill & Smith plc 140,646
28,605 Howden Joinery Group plc 345,839
292,373 HSBC Holdings plc 2,658,861
32,721 IG Group Holdings plc 395,160
10,576 IMI plc 257,598
74,451 Imperial Brands plc 2,052,000
6,062 Inchcape plc 65,927
8,959 IntegraFin Holdings plc 44,341
35,376 InterContinental Hotels Group plc 3,563,966
7,749 J D Wetherspoon plc
a
74,364
31,749 Jupiter Fund Management plc 35,900
54,181 Marks & Spencer Group plc 228,835
69,201 MONY Group plc 211,246
2,496 Morgan Sindall Group plc 92,193
42,242 Next plc 4,937,216
34,962 Paragon Banking Group plc 361,271
2,305 Pearson plc 31,274
49,851 Pets at Home Group plc 196,615
4,878 Polar Capital Holdings plc 37,818
168,741 RELX plc 7,964,126
2,904 Renew Holdings plc 40,671
45,095 Rightmove plc 335,048
49,470 Rio Tinto plc 3,217,167
3,050 RS Group plc 32,043
491,552 Shell plc 17,923,830
7,294 Spectris plc 286,123
3,979 TBC Bank Group plc 158,571
381,097 Tesco plc 1,625,172
28,396 Tritax Big Box REIT plc 60,358
38,805 Unilever plc 2,384,741
8,488 Volution Group plc 59,777
11,221 Watches of Switzerland Group plc
a,b
58,845
1,445 Whitbread plc 54,144
76,521 Wickes Group plc 148,540
7,318 YouGov plc 43,463
43,360 Zigup plc 236,690
Total 89,536,506
Virgin Islands, British (<0.1%)
2,348 VK IPJSC GDR
a,d
0
Total 0
Total Common Stock
(cost $628,592,737) 755,167,676
Shares Preferred Stock ( 0.2% )
Brazil (<0.1%)
81,600 Companhia de Saneamento do
Parana 79,925
Total 79,925
Germany (0.1%)
2,177 Bayerische Motoren Werke AG 186,638
7,081 Henkel AG & Company KGaA 605,722
Total 792,360

International Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (0.2%) Value
Russian Federation (<0.1%)
9,000 Transneft PJSC
d,e
$ 0
Total 0
South Korea (0.1%)
1,351 Hyundai Motor Company, 2nd
Preferred 164,198
2,311 Hyundai Motor Company, Preferred 279,727
10,319 Samsung Electronics Company,
Ltd. 491,255
Total 935,180
Total Preferred Stock
(cost $1,895,712) 1,807,465
Shares or
Principal
Amount Short-Term Investments ( 3.4% )
Federal Home Loan Bank Discount
Notes
100,000 5.250%,  8/2/2024
g,h
99,971
200,000 5.250%,  8/7/2024
g,h
199,795
1,700,000 5.250%,  8/21/2024
g,h
1,694,789
100,000 5.157%,  11/8/2024
g,h
98,603
Thrivent Core Short-Term Reserve
Fund
2,473,269 5.600% 24,732,694
Total Short-Term Investments
(cost $26,826,128) 26,825,852
Total Investments (cost
$657,314,577) 99.5% $783,800,993
Other Assets and Liabilities,
Net 0.5% 4,153,003
Total Net Assets 100.0% $787,953,996
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $16,267,087 or 2.1% of
total net assets.
c Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 32,386,900 560,920 31,825,979 1
Consumer Discretionary 85,728,676 1,348,496 84,380,180 –
Consumer Staples^ 43,460,729 3,442,867 40,017,862 0
Energy^ 39,128,382 219,401 38,908,968 13
Financials^ 158,141,883 1,912,251 156,229,632 0
Health Care 88,937,633 – 88,937,633 –
Industrials 126,825,176 – 126,825,176 –
Information Technology 87,975,433 4,127,967 83,847,466 –
Materials^ 58,663,812 2,069,912 56,593,892 8
Real Estate 13,252,966 – 13,252,966 –
Utilities 20,666,086 244,346 20,421,740 –
Preferred Stock
Consumer Discretionary 630,563 – 630,563 –
Consumer Staples 605,722 – 605,722 –
Energy^ 0 – – 0
Information Technology 491,255 – 491,255 –
Utilities 79,925 – 79,925 –
Short-Term Investments 2,093,158 – 2,093,158 –
Subtotal Investments in Securities $759,068,299 $13,926,160 $745,142,117 $22
Other Investments  * Total
Affiliated Short-Term Investments 24,732,694
Subtotal Other Investments $24,732,694
Total Investments at Value $783,800,993
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of July 31, 2024, in valuing International Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 892,178 892,178 – –
Total Asset Derivatives $892,178 $892,178 $– $–
The following table presents International Allocation Fund's futures contracts held as of July 31, 2024. Investments and/or cash totaling
$2,093,158 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 379 September 2024 $ 44,415,829 $ 868,986
ICE US mini MSCI Emerging Markets Index 65 September 2024 3,540,433 23,192
Total Futures Long Contracts $ 47,956,262 $ 892,178
Total Futures Contracts $ 47,956,262 $892,178

International Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $28,278 $119,683 $123,228 $24,733 2,473 3.1%
Total Affiliated Short-Term Investments 28,278 24,733 3.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,685 31,791 37,476 – – –
Total Collateral Held for Securities Loaned 5,685 – –
Total Value $33,963 $24,733
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $– $1,361
Total Income/Non Cash Income from Affiliated Investments $1,361
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total $– $– $–

Large Cap Growth Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.7% ) Value
Communications Services (11.8%)
1,164,663 Alphabet, Inc., Class C $ 201,661,398
315,691 Meta Platforms, Inc. 149,899,558
Total 351,560,956
Consumer Discretionary (15.0%)
1,063,542 Amazon.com, Inc.
a
198,861,083
354,385 Best Buy Company, Inc. 30,661,390
364,643 Chipotle Mexican Grill, Inc.
a
19,807,408
668,942 eBay, Inc. 37,199,865
279,465 Expedia Group, Inc.
a
35,679,297
163,296 Home Depot, Inc. 60,119,055
291,248 Tesla, Inc.
a
67,589,923
Total 449,918,021
Consumer Staples (1.3%)
589,548 Walmart, Inc. 40,466,575
Total 40,466,575
Energy (1.2%)
1,017,275 Halliburton Company 35,279,097
Total 35,279,097
Financials (6.8%)
107,477 American Express Company 27,195,980
64,004 Ameriprise Financial, Inc. 27,526,200
53,800 FactSet Research Systems, Inc. 22,224,242
212,856 Intercontinental Exchange, Inc. 32,260,455
108,110 J.P. Morgan Chase & Company 23,005,808
841,400 KeyCorp 13,571,782
589,220 PayPal Holdings, Inc.
a
38,758,892
67,919 Visa, Inc. 18,044,041
Total 202,587,400
Health Care (12.1%)
102,826 Amgen, Inc. 34,186,560
149,865 Danaher Corporation 41,524,594
89,719 Eli Lilly & Company 72,158,300
393,692 Gilead Sciences, Inc. 29,944,214
34,767 Humana, Inc. 12,572,095
103,640 Intuitive Surgical, Inc.
a
46,079,380
131,182 Labcorp Holdings, Inc. 28,261,850
336,567 Medtronic plc 27,033,062
71,754 Molina Healthcare, Inc.
a
24,487,488
246,685 Zoetis, Inc. 44,413,167
Total 360,660,710
Industrials (6.1%)
88,706 Caterpillar, Inc. 30,710,017
611,507 Fastenal Company 43,264,120
75,953 Northrop Grumman Corporation 36,785,557
671,158 Uber Technologies, Inc.
a
43,269,556
214,713 United Parcel Service, Inc. 27,992,134
Total 182,021,384
Information Technology (41.4%)
412,729 Advanced Micro Devices, Inc.
a
59,631,086
1,056,315 Apple, Inc. 234,586,435
196,206 Applied Materials, Inc. 41,634,913
166,660 Broadcom, Inc. 26,778,929
182,454 CDW Corporation 39,795,042
450,178 Fortinet, Inc.
a
26,128,331
215,026 International Business Machines
Corporation 41,315,096
714,881 Microsoft Corporation 299,070,466
Shares Common Stock (97.7%) Value
Information Technology (41.4%) - continued
2,463,919 NVIDIA Corporation $ 288,327,801
301,555 QUALCOMM, Inc. 54,566,377
204,225 Salesforce, Inc. 52,853,430
91,196 ServiceNow, Inc.
a
74,269,111
Total 1,238,957,017
Materials (1.0%)
179,257 Nucor Corporation 29,208,136
Total 29,208,136
Real Estate (1.0%)
38,923 Equinix, Inc. 30,758,511
Total 30,758,511
Total Common Stock
(cost $1,746,456,157) 2,921,417,807
Shares Short-Term Investments ( 2.4% ) Value
Thrivent Core Short-Term Reserve
Fund
7,108,346 5.600% 71,083,459
Total Short-Term Investments
(cost $71,064,170) 71,083,459
Total Investments (cost
$1,817,520,327) 100.1% $2,992,501,266
Other Assets and Liabilities, Net
(0.1%) (1,515,266)
Total Net Assets 100.0% $2,990,986,000
a Non-income producing security.
Definitions:
plc - Public Limited Company

Large Cap Growth Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 351,560,956 351,560,956 – –
Consumer Discretionary 449,918,021 449,918,021 – –
Consumer Staples 40,466,575 40,466,575 – –
Energy 35,279,097 35,279,097 – –
Financials 202,587,400 202,587,400 – –
Health Care 360,660,710 360,660,710 – –
Industrials 182,021,384 182,021,384 – –
Information Technology 1,238,957,017 1,238,957,017 – –
Materials 29,208,136 29,208,136 – –
Real Estate 30,758,511 30,758,511 – –
Subtotal Investments in Securities $2,921,417,807 $2,921,417,807 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 71,083,459
Subtotal Other Investments $71,083,459
Total Investments at Value $2,992,501,266
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $50,664 $272,140 $251,721 $71,083 7,108 2.4%
Total Affiliated Short-Term Investments 50,664 71,083 2.4
Total Value $50,664 $71,083
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $– $2,313
Total Income/Non Cash Income from Affiliated Investments $2,313
Total $– $– $–

Large Cap Value Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.3% ) Value
Communications Services (7.0%)
208,084 Alphabet, Inc., Class C $ 36,029,745
794,364 Comcast Corporation 32,783,402
86,038 Meta Platforms, Inc. 40,853,424
1,149,224 Verizon Communications, Inc. 46,566,556
1,364,041 Warner Brothers Discovery, Inc.
a
11,798,955
Total 168,032,082
Consumer Discretionary (5.9%)
239,303 Aptiv plc
a
16,605,235
5,238 Booking Holdings, Inc. 19,459,223
93,075 Columbia Sportswear Company 7,604,228
100,182 D.R. Horton, Inc. 18,025,747
134,122 Lowe's Companies, Inc. 32,928,292
203,053 Sony Group Corporation ADR 17,988,465
165,749 Wyndham Hotels & Resorts, Inc. 12,550,514
576,877 Yum China Holding, Inc. 17,444,761
Total 142,606,465
Consumer Staples (8.4%)
1,741,586 Coty, Inc.
a
17,328,781
101,163 J.M. Smucker Company 11,932,176
1,271,015 Kenvue, Inc. 23,501,067
271,534 Lamb Weston Holdings, Inc. 16,297,471
475,853 Philip Morris International, Inc. 54,799,231
424,480 Sysco Corporation 32,536,392
693,428 Walmart, Inc. 47,596,898
Total 203,992,016
Energy (9.6%)
352,197 ConocoPhillips 39,164,306
575,056 Devon Energy Corporation 27,044,884
1,201,598 Enterprise Products Partners, LP 34,678,118
619,324 Exxon Mobil Corporation 73,445,633
553,598 Halliburton Company 19,198,779
121,832 Marathon Petroleum Corporation 21,566,701
223,833 Shell plc ADR 16,389,052
Total 231,487,473
Financials (19.2%)
98,584 Allstate Corporation 16,869,694
310,153 American International Group, Inc. 24,573,422
1,189,756 Bank of America Corporation 47,959,064
323,840 Bank of New York Mellon
Corporation 21,072,269
148,784 Capital One Financial Corporation 22,525,898
628,479 Charles Schwab Corporation 40,970,546
118,497 Chubb, Ltd. 32,664,883
185,042 Discover Financial Services 26,644,198
7,557 First Citizens BancShares, Inc./NC 15,776,673
193,899 Intercontinental Exchange, Inc. 29,387,332
309,122 J.P. Morgan Chase & Company 65,781,162
736,439 KeyCorp 11,878,761
54,164 Marsh & McLennan Companies,
Inc. 12,055,281
350,680 MetLife, Inc. 26,949,758
1,137,841 Wells Fargo & Company 67,519,485
Total 462,628,426
Health Care (13.8%)
46,462 Amgen, Inc. 15,447,221
276,475 AstraZeneca plc ADR 21,882,996
840,421 Avantor, Inc.
a
22,481,262
55,225 Biogen, Inc.
a
11,773,970
81,229 Cigna Group 28,322,116
Shares Common Stock (96.3%) Value
Health Care (13.8%) - continued
92,846 Elevance Health, Inc. $ 49,396,857
241,647 Gilead Sciences, Inc. 18,379,671
343,519 Johnson & Johnson 54,224,474
102,953 Labcorp Holdings, Inc. 22,180,194
371,619 Merck & Company, Inc. 42,041,258
310,796 Sanofi SA ADR 16,102,341
273,589 Zimmer Biomet Holdings, Inc. 30,464,135
Total 332,696,495
Industrials (11.6%)
44,820 Caterpillar, Inc. 15,516,684
2,432,541 CNH Industrial NV 25,906,562
690,996 CSX Corporation 24,253,959
557,699 Delta Air Lines, Inc. 23,992,211
528,099 Flowserve Corporation 26,695,404
107,256 General Dynamics Corporation 32,038,440
153,202 Honeywell International, Inc. 31,368,109
158,625 Jacobs Solutions, Inc. 23,214,769
126,033 JB Hunt Transport Services, Inc. 21,822,614
124,557 L3Harris Technologies, Inc. 28,260,738
205,197 United Parcel Service, Inc. 26,751,533
Total 279,821,023
Information Technology (8.6%)
750,231 Cisco Systems, Inc. 36,348,692
127,075 Crane NXT Company 7,990,476
222,970 International Business Machines
Corporation 42,841,456
239,907 QUALCOMM, Inc. 43,411,171
850,311 Samsung Electronics Company,
Ltd. 52,432,110
155,213 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 25,734,315
Total 208,758,220
Materials (4.1%)
372,812 CF Industries Holdings, Inc. 28,479,109
266,180 Corteva, Inc. 14,932,698
257,897 Eastman Chemical Company 26,648,497
173,589 Nucor Corporation 28,284,591
Total 98,344,895
Real Estate (3.2%)
55,275 AvalonBay Communities, Inc. 11,326,953
144,056 CBRE Group, Inc.
a
16,236,552
254,266 Crown Castle, Inc. 27,989,601
1,243,382 Healthcare Realty Trust, Inc. 21,995,428
Total 77,548,534
Utilities (4.9%)
124,333 Constellation Energy Corporation 23,598,403
310,744 Duke Energy Corporation 33,954,997
269,177 Entergy Corporation 31,216,457
369,910 Public Service Enterprise Group,
Inc. 29,507,721
Total 118,277,578
Total Common Stock
(cost $1,726,857,634) 2,324,193,207

Large Cap Value Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 0.5% ) Value
U.S. Unaffiliated  (0.5%)
123,805 SPDR S&P Biotech ETF
b
$ 12,264,123
Total 12,264,123
Total Registered Investment
Companies (cost $11,020,118) 12,264,123
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
11,877,600 Thrivent Cash Management Trust 11,877,600
Total Collateral Held for
Securities Loaned
(cost $11,877,600) 11,877,600
Shares Short-Term Investments ( 3.8% ) Value
Thrivent Core Short-Term Reserve
Fund
9,105,477 5.600% 91,054,771
Total Short-Term Investments
(cost $91,033,172) 91,054,771
Total Investments (cost
$1,840,788,524) 101.1% $2,439,389,701
Other Assets and Liabilities, Net
(1.1%) (26,813,485)
Total Net Assets 100.0% $2,412,576,216
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of July 31, 2024:
Securities Lending Transactions
Common Stock $ 11,649,456
Total lending $11,649,456
Gross amount payable upon return of
collateral for securities loaned $11,877,600
Net amounts due to counterparty $228,144
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Large Cap Value Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 168,032,082 168,032,082 – –
Consumer Discretionary 142,606,465 142,606,465 – –
Consumer Staples 203,992,016 203,992,016 – –
Energy 231,487,473 231,487,473 – –
Financials 462,628,426 462,628,426 – –
Health Care 332,696,495 332,696,495 – –
Industrials 279,821,023 279,821,023 – –
Information Technology 208,758,220 156,326,110 52,432,110 –
Materials 98,344,895 98,344,895 – –
Real Estate 77,548,534 77,548,534 – –
Utilities 118,277,578 118,277,578 – –
Registered Investment Companies
U.S. Unaffiliated 12,264,123 12,264,123 – –
Subtotal Investments in Securities $2,336,457,330 $2,284,025,220 $52,432,110 $–
Other Investments  * Total
Affiliated Short-Term Investments 91,054,771
Collateral Held for Securities Loaned 11,877,600
Subtotal Other Investments $102,932,371
Total Investments at Value $2,439,389,701
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $11,411 $412,103 $332,459 $91,055 9,105 3.8%
Total Affiliated Short-Term Investments 11,411 91,055 3.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 32,169 20,291 11,878 11,878 0.5
Total Collateral Held for Securities Loaned – 11,878 0.5
Total Value $11,411 $102,933
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $1 ($1) $– $1,960
Total Income/Non Cash Income from Affiliated Investments $1,960
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 28
Total Affiliated Income from Securities Loaned, Net $28
Total $1 ($1) $–

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.3% ) Value
Asset-Backed Securities (16.0%)
510 Asset Backed Trust
$ 2,730,834
5.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 2,710,181
2,251,853
5.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
2,243,712
ACHV ABS Trust
1,387,167
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
1,394,214
Affirm Asset Securitization Trust
43,217
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
42,948
2,500,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
2,541,285
1,215,201
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
1,218,867
3,300,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
3,313,419
1,255,020
6.270%,  5/15/2029, Ser.
2024-X1, Class A
a
1,257,139
AIMCO CLO
3,929,081
6.567%,  (TSFR3M +
1.282%), 4/17/2031, Ser.
2018-AA, Class A
a,c
3,928,067
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,591,067
Annisa CLO, Ltd.
3,500,000
6.782%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,c
3,500,073
Ares XL CLO, Ltd.
9,000,000
6.963%,  (TSFR3M +
1.662%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
9,009,531
Auxilior Term Funding, LLC
4,750,000
5.840%,  3/15/2027, Ser.
2024-1A, Class A2
a
4,767,618
Avant Credit Card Master Trust
10,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
10,331,763
Avis Budget Rental Car Funding
AESOP, LLC
2,025,000
2.020%,  2/20/2027, Ser.
2020-2A, Class A
a
1,937,230
5,000,000
5.780%,  4/20/2028, Ser.
2023-5A, Class A
a
5,083,135
4,000,000
5.250%,  4/20/2029, Ser.
2023-1A, Class A
a
4,028,501
Bankers Healthcare Group
Securitization Trust
718,067
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
716,980
Benefit Street Partners CLO IV, Ltd.
3,600,000
7.182%,  (TSFR3M +
1.900%), 4/20/2034, Ser.
2014-IVA, Class BR4
a,c
3,608,089
BHG Securitization Trust
970,320
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
957,224
BRAVO Residential Funding Trust
2,460,664
6.097%,  (SOFR30A +
0.750%), 8/26/2024, Ser.
2021-HE2, Class A1
a,c
2,451,063
Principal
Amount Long-Term Fixed Income (99.3%) Value
Asset-Backed Securities (16.0%) - continued
CarVal CLO I, Ltd.
$ 4,200,000
7.136%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,c
$ 4,212,789
Cascade Funding Mortgage Trust
771,932
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
742,635
Cascade Funding Mortgage Trust,
LLC
832,092
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
819,368
CIM Trust
1,886,434
5.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
1,880,931
Commonbond Student Loan Trust
164,238
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
155,258
294,889
5.964%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
289,861
Education Funding Trust
1,174,689
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,080,599
Elmwood CLO 18, Ltd.
4,000,000
6.936%,  (TSFR3M +
1.650%), 7/17/2033, Ser.
2022-5A, Class AR
a,c
4,008,164
FirstKey Homes Trust
1,000,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
951,323
Flatiron CLO, Ltd.
4,000,000
7.034%,  (TSFR3M +
1.712%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
4,001,248
Foundation Finance Trust
1,178,913
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
1,083,814
3,913,424
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
4,012,242
Genesis Sales Finance Master
Trust
8,785,097
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
8,647,355
GMAC Mortgage Corporation
Loan Trust
14,894
5.964%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
8,007
GSAA Home Equity Trust
223,662
7.414%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
c
282,540
920,881
4.349%,  8/25/2034, Ser.
2004-10, Class M2
c
844,314
Hertz Vehicle Financing III, LLC
1,750,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
1,760,282
Home Partners of America Trust
3,579,768
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
3,334,422
Marlette Funding Trust
573,267
6.070%,  4/15/2033, Ser.
2023-1A, Class A
a
573,138

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Asset-Backed Securities (16.0%) - continued
$ 2,404,919
5.950%,  7/17/2034, Ser.
2024-1A, Class A
a
$ 2,407,581
Merchants Fleet Funding, LLC
1,900,000
5.820%,  4/20/2037, Ser.
2024-1A, Class A
a
1,916,638
National Collegiate Trust
475,896
5.759%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
464,079
Navient Student Loan Trust
1,824,248
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,755,749
Oak Street Investment
2,393,720
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,261,351
Octane Receivables Trust
3,000,000
5.800%,  7/20/2032, Ser.
2024-2A, Class A2
a
3,017,681
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,306,178
OZLM VIII, Ltd.
4,000,000
7.197%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
4,003,364
OZLM XVII, Ltd.
5,200,000
7.282%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,c
5,214,836
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
3,500,000
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
3,510,378
Pagaya AI Debt Trust
444,411
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
445,870
Pagaya AI Technology in Housing
Trust
3,917,985
4.250%,  8/25/2025, Ser.
2022-1, Class A
a
3,841,084
4,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
3,899,580
Palmer Square Loan Funding, Ltd.
1,528,175
6.794%,  (TSFR3M +
1.512%), 4/20/2029, Ser.
2021-1A, Class A2
a,c
1,533,206
PPM CLO 2, Ltd.
6,250,000
6.786%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,c
6,293,931
Pretium Mortgage Credit Partners,
LLC
3,288,913
4.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
3,284,532
2,000,000
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,b
1,999,800
Progress Residential Trust
4,061,754
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
3,789,842
3,750,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
3,334,909
RCO VII Mortgage, LLC
2,117,431
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
2,123,200
Principal
Amount Long-Term Fixed Income (99.3%) Value
Asset-Backed Securities (16.0%) - continued
SCF Equipment Leasing, LLC
$ 4,524,289
6.560%,  1/22/2030, Ser.
2023-1A, Class A2
a
$ 4,566,295
SFS Auto Receivables
Securitization Trust
767,324
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
768,376
Sound Point CLO XV, Ltd.
174,753
7.045%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
175,035
Stratus Static CLO, Ltd.
5,000,000
7.182%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
5,002,685
Terwin Mortgage Trust
881,184
5.223%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
869,360
Towd Point Asset Trust
1,776,010
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
1,670,400
Tricon Residential Trust
5,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
5,404,775
1,800,000
4.750%,  6/17/2040, Ser.
2024-SFR2, Class A
a
1,782,817
2,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
2,272,796
U.S. Bank NA
1,762,454
6.789%,  8/25/2032, Ser.
2023-1, Class B
a
1,778,202
United Auto Credit Securitization
Trust
1,111,938
6.170%,  8/10/2026, Ser.
2024-1, Class A
a
1,112,495
Upstart Securitization Trust
1,335,918
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
1,340,075
VCAT Asset Securitization, LLC
301,424
5.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
301,186
Vericrest Opportunity Loan
Transferee
1,227,288
4.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
1,219,765
1,528,733
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
1,524,011
1,646,962
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
1,649,660
2,650,783
4.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
2,628,761
Veridian Auto Receivables Trust
1,207,189
5.970%,  8/17/2026, Ser.
2023-1A, Class A2
a
1,207,805
Wind River CLO, Ltd.
5,000,000
7.144%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
5,004,755
Total 208,003,439
Basic Materials (1.9%)
Anglo American Capital plc
1,860,000 4.875%,  5/14/2025
a
1,850,197

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Basic Materials (1.9%) - continued
Eastman Chemical Company
$ 650,000 5.000%,  8/1/2029 $ 651,919
EIDP, Inc.
1,543,000 4.500%,  5/15/2026 1,537,200
FMC Corporation
1,575,000 5.150%,  5/18/2026 1,576,897
Freeport-McMoRan, Inc.
3,700,000 4.550%,  11/14/2024 3,686,754
Glencore Funding, LLC
2,500,000 5.338%,  4/4/2027
a
2,524,663
2,525,000 6.125%,  10/6/2028
a
2,625,295
International Flavors & Fragrances,
Inc.
1,250,000 1.832%,  10/15/2027
a
1,134,266
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,312,053
Mosaic Company
1,475,000 5.375%,  11/15/2028 1,503,241
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,575,000 5.300%,  3/15/2026
a
1,584,289
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 901,779
Syngenta Finance NV
3,352,000 4.892%,  4/24/2025
a
3,330,016
Total 24,218,569
Capital Goods (3.1%)
AGCO Corporation
1,900,000 5.450%,  3/21/2027 1,925,911
Amphenol Corporation
2,000,000 4.750%,  3/30/2026 1,998,680
BAE Systems plc
1,565,000 5.000%,  3/26/2027
a
1,572,647
Boeing Company
4,500,000 4.875%,  5/1/2025 4,468,203
2,500,000 2.196%,  2/4/2026 2,379,261
1,100,000 6.259%,  5/1/2027
a
1,124,018
1,250,000 6.298%,  5/1/2029
a
1,292,986
Caterpillar Financial Services
Corporation
1,725,000 5.000%,  5/14/2027 1,749,061
900,000 4.850%,  2/27/2029 915,238
Honeywell International, Inc.
2,100,000 4.650%,  7/30/2027 2,109,309
Howmet Aerospace, Inc.
1,700,000 6.875%,  5/1/2025 1,715,120
1,900,000 3.000%,  1/15/2029 1,750,020
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 789,618
Ingersoll Rand, Inc.
500,000 5.400%,  8/14/2028 512,423
John Deere Capital Corporation
2,000,000 4.900%,  6/11/2027 2,023,287
1,900,000 4.950%,  7/14/2028 1,933,031
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,323,300
Regal Rexnord Corporation
1,650,000 6.050%,  2/15/2026 1,662,819
Republic Services, Inc.
1,750,000 0.875%,  11/15/2025 1,660,956
RTX Corporation
1,900,000 5.750%,  11/8/2026 1,939,841
Principal
Amount Long-Term Fixed Income (99.3%) Value
Capital Goods (3.1%) - continued
Textron, Inc.
$ 2,000,000 3.875%,  3/1/2025 $ 1,981,118
Veralto Corporation
1,900,000 5.500%,  9/18/2026
a
1,917,294
Total 39,744,141
Collateralized Mortgage Obligations (9.3%)
A&D Mortgage Trust
3,494,769
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
3,530,513
Banc of America Funding Trust
245,046
6.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
244,537
538,939
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 522,644
Bear Stearns Adjustable Rate
Mortgage Trust
103,455
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
93,945
CAFL Issuer, LLC
3,535,836
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
3,454,115
Cascade Funding Mortgage Trust
715,888
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
713,752
Chase Mortgage Finance Trust
Series
1,232,088
6.588%,  7/25/2037, Ser.
2007-A2, Class 1M
c
1,218,125
CHNGE Mortgage Trust
1,935,568
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,c
1,959,109
3,853,011
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
3,602,846
3,913,576
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,c
3,930,683
5,186,430
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
4,938,630
3,202,985
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
3,189,299
3,506,430
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
3,513,817
Citigroup Mortgage Loan Trust,
Inc.
520,008
5.342%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
479,691
COLT Mortgage Loan Trust
4,755,477
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
4,140,974
Countrywide Alternative Loan Trust
94,728
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 63,594
92,403
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 74,208
Credit Suisse Mortgage Capital
Certificates
4,634,401
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
4,009,101
Cross Mortgage Trust
4,250,000
5.854%,  8/26/2069, Ser.
2024-H5
a,b
4,249,962

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Collateralized Mortgage Obligations (9.3%) -
continued
Deephaven Residential Mortgage
Trust
$ 5,106,405
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
$ 4,551,313
4,985,551
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
4,345,967
Federal National Mortgage
Association - REMIC
2,873,708
4.500%,  1/25/2046, Ser.
2022-68, Class BA 2,833,135
Flagstar Mortgage Trust
2,314,920
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
2,046,373
GCAT Trust
2,764,524
6.007%,  1/25/2059, Ser.
2024-NQM1, Class A1
a,b
2,772,659
3,926,309
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
3,514,965
GS Mortgage-Backed Securities
Trust
306,820
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
287,779
J.P. Morgan Alternative Loan Trust
247,379
4.958%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
185,803
J.P. Morgan Mortgage Trust
135,387
5.174%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
95,006
LHOME Mortgage Trust
657,555
3.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a
652,959
1,900,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,b
1,929,507
2,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
2,289,620
3,500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,b
3,549,626
MFA Trust
4,501,561
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
4,360,683
3,750,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
3,769,146
Mortgage Equity Conversion Asset
Trust
272,111
5.340%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
268,535
243,971
5.300%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
242,429
NYMT Loan Trust
1,500,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
1,510,281
2,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,b
2,530,167
OBX Trust
1,300,000
6.128%,  6/25/2064, Ser.
2024-NQM11, Class A2
a,b
1,303,427
Palisades Mortgage Loan Trust
3,047,561
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
3,018,274
Principal
Amount Long-Term Fixed Income (99.3%) Value
Collateralized Mortgage Obligations (9.3%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 3,070,190
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
$ 2,968,631
2,056,122
5.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
2,050,409
1,664,725
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,b
1,681,171
RCKT Mortgage Trust
2,464,393
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,b
2,491,525
ROC Securities Trust Series
2,698,501
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,691,455
Toorak Mortgage Corporation, Ltd.
5,210,258
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
4,715,149
Toorak Mortgage Trust
4,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,b
4,782,771
TRK Trust
4,967,141
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
4,323,759
TVC Mortgage Trust
2,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
2,524,649
Vericrest Opportunity Loan
Transferee
1,175,151
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
1,173,747
Verus Securitization Trust
1,691,519
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,483,004
Visio 2020-1R Trust
405,297
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
371,478
Wachovia Mortgage Loan Trust,
LLC
10,559
6.624%,  5/20/2036, Ser.
2006-A, Class 2A1
c
10,159
Total 121,255,106
Commercial Mortgage-Backed Securities (0.1%)
Silver Hill Trust
1,824,384
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
1,757,369
Total 1,757,369
Communications Services (2.6%)
American Tower Corporation
1,500,000 4.400%,  2/15/2026 1,487,915
1,000,000 1.450%,  9/15/2026 931,026
2,050,000 5.500%,  3/15/2028 2,094,280
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
779,000 4.908%,  7/23/2025 773,800
875,000 6.150%,  11/10/2026 891,732
1,725,000 6.100%,  6/1/2029 1,763,376
Comcast Corporation
950,000 5.100%,  6/1/2029 973,139

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Communications Services (2.6%) - continued
Cox Communications, Inc.
$ 517,000 3.150%,  8/15/2024
a
$ 516,450
Crown Castle, Inc.
1,260,000 4.800%,  9/1/2028 1,254,583
NTT Finance Corporation
1,750,000 5.104%,  7/2/2027
a
1,769,856
Rogers Communications, Inc.
1,900,000 5.000%,  2/15/2029 1,906,249
Sprint Capital Corporation
4,730,000 6.875%,  11/15/2028 5,071,274
Sprint Corporation
1,500,000 7.625%,  2/15/2025 1,507,766
Take-Two Interactive Software, Inc.
1,250,000 5.400%,  6/12/2029 1,277,738
T-Mobile USA, Inc.
2,500,000 3.500%,  4/15/2025 2,464,887
3,125,000 4.850%,  1/15/2029 3,140,288
Warnermedia Holdings, Inc.
3,600,000 3.638%,  3/15/2025 3,549,457
3,200,000 3.755%,  3/15/2027 3,048,173
Total 34,421,989
Consumer Cyclical (5.7%)
American Honda Finance
Corporation
1,900,000 4.900%,  3/12/2027 1,914,484
2,000,000 4.900%,  7/9/2027 2,017,053
2,050,000 5.650%,  11/15/2028 2,132,936
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 922,638
Daimler Trucks Finance North
America, LLC
1,900,000 5.600%,  8/8/2025
a
1,907,164
Expedia Group, Inc.
4,850,000 6.250%,  5/1/2025
a
4,864,814
Ford Motor Credit Company, LLC
1,000,000 2.300%,  2/10/2025 981,388
1,400,000 3.375%,  11/13/2025 1,365,067
1,875,000 5.800%,  3/5/2027 1,892,842
2,500,000 5.113%,  5/3/2029 2,448,808
General Motors Company
1,500,000 6.125%,  10/1/2025 1,515,341
General Motors Financial
Company, Inc.
1,580,000 2.900%,  2/26/2025 1,556,302
1,075,000 2.750%,  6/20/2025 1,050,100
950,000 5.400%,  5/8/2027 960,650
1,900,000 5.350%,  7/15/2027 1,919,570
2,500,000 5.800%,  1/7/2029 2,571,121
Harley-Davidson Financial
Services, Inc.
2,550,000 5.950%,  6/11/2029
a
2,589,672
Home Depot, Inc.
2,500,000 4.875%,  6/25/2027 2,527,872
Hyatt Hotels Corporation
2,850,000 5.750%,  1/30/2027 2,899,036
Hyundai Capital America
1,360,000 1.800%,  10/15/2025
a
1,307,222
1,250,000 6.250%,  11/3/2025
a
1,266,199
1,250,000 1.650%,  9/17/2026
a
1,165,917
1,900,000 5.300%,  3/19/2027
a
1,915,408
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a
1,179,024
Principal
Amount Long-Term Fixed Income (99.3%) Value
Consumer Cyclical (5.7%) - continued
Las Vegas Sands Corporation
$ 1,565,000 5.900%,  6/1/2027 $ 1,589,858
Lennar Corporation
1,400,000 4.750%,  5/30/2025 1,392,415
Marriott International, Inc./MD
1,250,000 5.450%,  9/15/2026 1,267,853
McDonald's Corporation
1,300,000 4.800%,  8/14/2028 1,309,655
1,875,000 5.000%,  5/17/2029 1,908,773
Mercedes-Benz Finance North
America, LLC
1,575,000 5.200%,  8/3/2026
a
1,588,800
1,250,000 5.100%,  8/3/2028
a
1,271,160
O'Reilly Automotive, Inc.
1,900,000 5.750%,  11/20/2026 1,937,353
PACCAR Financial Corporation
2,125,000 5.000%,  5/13/2027 2,155,988
1,425,000 4.600%,  1/31/2029 1,431,573
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,263,709
Starbucks Corporation
1,900,000 4.850%,  2/8/2027 1,909,872
Tapestry, Inc.
630,000 7.050%,  11/27/2025 642,675
630,000 7.000%,  11/27/2026 651,359
Toyota Motor Credit Corporation
1,250,000 4.650%,  1/5/2029 1,256,215
VICI Properties, LP/VICI Note
Company, Inc.
4,500,000 4.625%,  6/15/2025
a
4,455,246
Volkswagen Group of America
Finance, LLC
1,900,000 5.300%,  3/22/2027
a
1,922,076
Total 73,825,208
Consumer Non-Cyclical (5.8%)
AbbVie, Inc.
2,825,000 4.800%,  3/15/2027 2,843,758
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,561,254
1,900,000 6.200%,  11/1/2028 2,002,687
Amgen, Inc.
1,425,000 5.150%,  3/2/2028 1,444,452
AstraZeneca Finance, LLC
1,900,000 4.800%,  2/26/2027 1,913,101
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,843,847
1,900,000 5.931%,  2/2/2029 1,977,087
Becton, Dickinson and Company
2,250,000 4.693%,  2/13/2028 2,250,510
Campbell Soup Company
630,000 5.300%,  3/20/2026 633,846
Conagra Brands, Inc.
2,750,000 4.850%,  11/1/2028 2,748,304
CVS Health Corporation
1,600,000 5.000%,  2/20/2026 1,599,773
2,500,000 5.400%,  6/1/2029 2,550,515
General Mills, Inc.
1,900,000 5.500%,  10/17/2028 1,958,321
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027 1,837,489

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Consumer Non-Cyclical (5.8%) - continued
HCA, Inc.
$ 2,750,000 5.875%,  2/15/2026 $ 2,767,176
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
3,600,000 2.500%,  1/15/2027 3,378,541
Kenvue, Inc.
1,585,000 5.050%,  3/22/2028 1,615,071
Keurig Dr Pepper, Inc.
2,500,000 5.100%,  3/15/2027 2,526,727
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,392,123
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,387,145
McKesson Corporation
2,000,000 0.900%,  12/3/2025 1,897,074
Nestle Holdings, Inc.
2,525,000 5.000%,  3/14/2028
a
2,569,437
PepsiCo, Inc.
2,700,000 4.500%,  7/17/2029
e
2,723,176
Pfizer Investment Enterprises,
Private Ltd.
1,310,000 4.450%,  5/19/2026 1,305,069
1,900,000 4.450%,  5/19/2028 1,895,341
Philip Morris International, Inc.
1,650,000 0.875%,  5/1/2026 1,541,954
1,250,000 4.750%,  2/12/2027 1,253,264
1,600,000 4.875%,  2/15/2028 1,611,157
625,000 4.875%,  2/13/2029 628,706
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,661,398
2,000,000 5.150%,  9/2/2029 2,013,585
Stryker Corporation
4,000,000 3.500%,  3/15/2026 3,921,378
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026 2,421,915
Zoetis, Inc.
2,350,000 5.400%,  11/14/2025 2,362,036
Total 75,037,217
Energy (4.5%)
Apache Corporation
1,900,000 4.375%,  10/15/2028 1,819,993
BP Capital Markets America, Inc.
2,500,000 5.017%,  11/17/2027 2,535,134
950,000 4.699%,  4/10/2029 953,762
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,550,587
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 3,871,064
Columbia Pipelines Holding
Company, LLC
1,575,000 6.055%,  8/15/2026
a
1,599,112
1,260,000 6.042%,  8/15/2028
a
1,309,475
Continental Resources, Inc.
4,850,000 2.268%,  11/15/2026
a
4,568,238
Devon Energy Corporation
1,350,000 5.850%,  12/15/2025 1,361,238
Diamondback Energy, Inc.
1,250,000 5.200%,  4/18/2027 1,263,755
Enbridge, Inc.
1,900,000 5.900%,  11/15/2026 1,941,042
Principal
Amount Long-Term Fixed Income (99.3%) Value
Energy (4.5%) - continued
Energy Transfer, LP
$ 1,050,000 2.900%,  5/15/2025 $ 1,029,317
1,250,000 6.050%,  12/1/2026 1,278,078
1,900,000 5.250%,  7/1/2029 1,920,616
Kinder Morgan, Inc.
1,300,000 5.100%,  8/1/2029 1,313,218
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 2,983,288
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,492,655
1,300,000 1.750%,  3/1/2026 1,235,603
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,294,101
1,630,000 5.500%,  1/15/2026 1,635,034
Occidental Petroleum Corporation
3,500,000 5.875%,  9/1/2025 3,514,228
1,000,000 5.000%,  8/1/2027 1,003,440
ONEOK Partners, LP
2,250,000 4.900%,  3/15/2025 2,241,541
ONEOK, Inc.
1,000,000 5.550%,  11/1/2026 1,013,978
1,000,000 5.650%,  11/1/2028 1,030,932
Ovintiv, Inc.
900,000 5.650%,  5/15/2025 900,655
2,550,000 5.375%,  1/1/2026 2,552,908
Phillips 66 Company
1,200,000 4.950%,  12/1/2027 1,210,140
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,423,133
Plains All American Pipeline, LP/
PAA Finance Corporation
1,625,000 4.650%,  10/15/2025 1,613,922
Schlumberger Holdings
Corporation
875,000 5.000%,  5/29/2027
a
881,500
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 671,495
Western Midstream Operating, LP
2,500,000 3.100%,  2/1/2025 2,466,125
Total 58,479,307
Financials (33.9%)
ABN AMRO Bank NV
1,900,000 6.339%,  9/18/2027
a,c
1,944,308
AEGON Funding Company, LLC
1,875,000 5.500%,  4/16/2027
a
1,882,678
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
654,000 1.650%,  10/29/2024 647,481
2,000,000 6.500%,  7/15/2025 2,016,761
1,800,000 1.750%,  1/30/2026 1,712,711
750,000 2.450%,  10/29/2026 708,517
1,550,000 6.100%,  1/15/2027 1,587,606
1,665,000 6.450%,  4/15/2027 1,723,553
Air Lease Corporation
2,500,000 0.800%,  8/18/2024 2,493,993
Aircastle, Ltd.
3,400,000 5.250%,  8/11/2025
a
3,382,588
Allstate Corporation
1,000,000 0.750%,  12/15/2025 945,462

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Financials (33.9%) - continued
Ally Financial, Inc.
$ 4,750,000 5.750%,  11/20/2025 $ 4,766,833
American Express Company
2,000,000 5.098%,  2/16/2028
c
2,010,591
1,000,000 5.043%,  7/26/2028
c
1,006,747
Aon North America, Inc.
1,900,000 5.125%,  3/1/2027 1,921,435
Apollo Debt Solutions BDC
2,630,000 6.900%,  4/13/2029
a
2,698,709
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,373,542
2,000,000 3.875%,  1/15/2026 1,949,090
1,200,000 2.150%,  7/15/2026 1,123,064
1,875,000 5.950%,  7/15/2029 1,880,947
Australia & New Zealand Banking
Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,c
2,056,932
Australia & New Zealand Banking
Group, Ltd./New York, NY
2,000,000 4.900%,  7/16/2027 2,021,998
Aviation Capital Group, LLC
2,500,000 4.875%,  10/1/2025
a
2,481,622
Avolon Holdings Funding, Ltd.
2,150,000 5.500%,  1/15/2026
a
2,149,337
1,500,000 2.125%,  2/21/2026
a
1,425,828
650,000 4.250%,  4/15/2026
a
637,717
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
378,726
Banco Santander SA
2,400,000 5.147%,  8/18/2025 2,392,983
2,000,000 1.849%,  3/25/2026 1,895,204
1,000,000 4.175%,  3/24/2028
c
974,645
2,000,000 5.365%,  7/15/2028
c
2,018,495
2,000,000 5.588%,  8/8/2028 2,049,493
Bank of America Corporation
1,375,000 0.981%,  9/25/2025
c
1,365,229
2,100,000 2.456%,  10/22/2025
c
2,084,833
3,000,000 1.530%,  12/6/2025
c
2,958,066
1,650,000 3.384%,  4/2/2026
c
1,627,920
1,475,000 1.319%,  6/19/2026
c
1,424,336
2,000,000 4.827%,  7/22/2026
c
1,990,013
3,500,000 1.734%,  7/22/2027
c
3,285,366
Bank of Montreal
1,885,000 5.266%,  12/11/2026 1,907,636
3,000,000 5.370%,  6/4/2027 3,056,622
Bank of New York Mellon
Corporation
800,000 4.700%,  9/20/2025
c,f
786,345
1,250,000 6.317%,  10/25/2029
c
1,325,954
Bank of New Zealand
3,200,000 4.846%,  2/7/2028
a
3,219,384
Bank of Nova Scotia
1,065,000 4.900%,  6/4/2025
c,f
1,045,725
2,000,000 5.400%,  6/4/2027 2,037,060
Barclays plc
1,900,000 6.496%,  9/13/2027
c
1,952,654
2,000,000 2.279%,  11/24/2027
c
1,876,797
950,000 5.674%,  3/12/2028
c
962,728
BlackRock Funding, Inc.
1,600,000 4.600%,  7/26/2027 1,609,895
950,000 4.700%,  3/14/2029 960,316
Blackstone Private Credit Fund
3,250,000 2.700%,  1/15/2025 3,203,973
Principal
Amount Long-Term Fixed Income (99.3%) Value
Financials (33.9%) - continued
$ 1,650,000 4.700%,  3/24/2025 $ 1,635,238
Blackstone Secured Lending Fund
1,725,000 5.875%,  11/15/2027 1,737,879
Blue Owl Capital Corporation II
1,250,000 8.450%,  11/15/2026
a
1,304,127
Blue Owl Credit Income
Corporation
1,100,000 4.700%,  2/8/2027 1,064,941
Blue Owl Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,950,311
1,250,000 3.750%,  6/17/2026
a
1,181,482
Blue Owl Technology Finance
Corporation II
1,725,000 6.750%,  4/4/2029
a
1,717,149
BNP Paribas SA
1,930,000 2.819%,  11/19/2025
a,c
1,913,331
2,200,000 1.323%,  1/13/2027
a,c
2,078,583
1,400,000 5.176%,  1/9/2030
a,c
1,414,968
Boston Properties, LP
2,500,000 3.650%,  2/1/2026 2,430,789
BPCE SA
1,050,000 2.375%,  1/14/2025
a
1,035,060
1,750,000 5.975%,  1/18/2027
a,c
1,765,070
Camden Property Trust
1,900,000 5.850%,  11/3/2026 1,945,894
Canadian Imperial Bank of
Commerce
2,200,000 5.144%,  4/28/2025 2,198,729
2,000,000 3.945%,  8/4/2025 1,977,049
1,900,000 5.926%,  10/2/2026 1,942,142
2,000,000 5.237%,  6/28/2027 2,025,113
Capital One Financial Corporation
1,250,000 2.636%,  3/3/2026
c
1,228,270
1,500,000 4.985%,  7/24/2026
c
1,493,079
Centene Corporation
3,000,000 4.250%,  12/15/2027 2,904,592
1,800,000 4.625%,  12/15/2029 1,732,429
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
c,f
592,978
1,750,000 4.000%,  6/1/2026
c,f
1,634,220
1,900,000 5.875%,  8/24/2026 1,935,630
Chubb INA Holdings, LLC
2,750,000 4.650%,  8/15/2029 2,759,571
Citibank NA
1,875,000 5.438%,  4/30/2026 1,892,149
1,600,000 4.929%,  8/6/2026
g
1,603,751
Citigroup, Inc.
1,000,000 4.000%,  12/10/2025
c,f
957,318
2,000,000 3.290%,  3/17/2026
c
1,972,290
1,075,000 3.106%,  4/8/2026
c
1,057,847
1,850,000 1.122%,  1/28/2027
c
1,743,136
1,100,000 5.174%,  2/13/2030
c
1,112,099
Comerica, Inc.
665,000 5.625%,  7/1/2025
c,e,f
650,279
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,c
1,810,298
COPT Defense Properties, LP
550,000 2.250%,  3/15/2026 524,553
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027 1,938,778
Credit Agricole SA
2,500,000 6.875%,  9/23/2024
a,c,f
2,498,021

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Financials (33.9%) - continued
$ 1,250,000 1.247%,  1/26/2027
a,c
$ 1,178,261
2,500,000 5.134%,  3/11/2027
a
2,521,830
1,275,000 6.316%,  10/3/2029
a,c
1,330,818
Credit Suisse Group AG
810,000 7.500%,  N/A
*,h
89,100
Danske Bank AS
2,000,000 0.976%,  9/10/2025
a,c
1,989,942
1,000,000 6.466%,  1/9/2026
a,c
1,004,091
Deutsche Bank AG
4,300,000 4.500%,  4/1/2025 4,264,645
3,000,000 6.000%,  10/30/2025
c,f
2,874,830
Deutsche Bank AG/New York, NY
1,450,000 2.129%,  11/24/2026
c
1,388,931
1,900,000 5.414%,  5/10/2029 1,938,088
Discover Bank
1,250,000 2.450%,  9/12/2024 1,245,232
2,175,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
2,180,536
Elevance Health, Inc.
2,000,000 5.350%,  10/15/2025 2,005,993
EPR Properties
3,125,000 4.950%,  4/15/2028 3,058,855
Fifth Third Bancorp
2,100,000 2.375%,  1/28/2025 2,067,184
Fifth Third Bank NA
1,400,000 3.850%,  3/15/2026 1,368,808
First Horizon Bank
2,499,000 5.750%,  5/1/2030
e
2,455,725
First-Citizens Bank & Trust
Company
2,050,000 6.125%,  3/9/2028 2,114,936
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
1,881,715
3,000,000 3.400%,  1/15/2026 2,885,689
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,709,515
GATX Corporation
1,250,000 5.400%,  3/15/2027 1,265,515
Goldman Sachs Bank USA/New
York, NY
1,900,000 5.283%,  3/18/2027
c
1,907,538
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 971,195
Goldman Sachs Group, Inc.
325,000 4.250%,  10/21/2025 321,630
2,550,000 0.855%,  2/12/2026
c
2,487,858
2,000,000 3.800%,  5/10/2026
c,e,f
1,877,951
2,500,000 3.615%,  3/15/2028
c
2,420,235
1,900,000 4.482%,  8/23/2028
c
1,877,265
1,900,000 6.484%,  10/24/2029
c
2,010,561
Highwoods Realty, LP
1,770,000 4.200%,  4/15/2029 1,660,852
HSBC Holdings plc
1,750,000 2.999%,  3/10/2026
c
1,723,423
1,575,000 1.645%,  4/18/2026
c
1,533,412
HSBC USA, Inc.
1,250,000 5.294%,  3/4/2027 1,267,562
Huntington National Bank
2,000,000 5.699%,  11/18/2025
c
1,999,476
ING Groep NV
500,000 4.625%,  1/6/2026
a
497,576
2,000,000 1.726%,  4/1/2027
c
1,892,101
2,000,000 4.017%,  3/28/2028
c
1,954,647
Principal
Amount Long-Term Fixed Income (99.3%) Value
Financials (33.9%) - continued
J.P. Morgan Chase & Company
$ 1,500,000 1.561%,  12/10/2025
c
$ 1,479,203
1,200,000 2.005%,  3/13/2026
c
1,175,478
1,100,000 2.083%,  4/22/2026
c
1,074,646
2,000,000 3.650%,  6/1/2026
c,f
1,899,187
3,500,000 1.045%,  11/19/2026
c
3,319,239
1,275,000 1.040%,  2/4/2027
c
1,201,433
1,000,000 1.578%,  4/22/2027
c
943,865
1,850,000 5.571%,  4/22/2028
c
1,884,679
2,750,000 4.979%,  7/22/2028
c
2,764,179
1,700,000 4.851%,  7/25/2028
c
1,702,455
J.P. Morgan Chase Bank NA
1,250,000 5.110%,  12/8/2026 1,261,009
KeyBank NA/Cleveland, OH
1,500,000 4.700%,  1/26/2026 1,482,870
KeyCorp
950,000
6.616%,  (SOFRINDX +
1.250%), 5/23/2025
c
950,920
Kilroy Realty, LP
880,000 3.450%,  12/15/2024 871,844
2,881,000 4.375%,  10/1/2025 2,841,196
Lloyds Banking Group plc
350,000 4.582%,  12/10/2025 346,395
950,000 5.985%,  8/7/2027
c
966,102
1,875,000 5.462%,  1/5/2028
c
1,893,665
2,000,000 3.750%,  3/18/2028
c
1,941,016
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
c,f
1,508,613
Macquarie Airfinance Holdings,
Ltd.
604,000 6.400%,  3/26/2029
a
619,885
Macquarie Group, Ltd.
2,750,000 1.201%,  10/14/2025
a,c
2,724,848
Manufacturers & Traders Trust
Company
2,000,000 5.400%,  11/21/2025 2,009,058
2,000,000 4.650%,  1/27/2026 1,981,490
MassMutual Global Funding II
1,900,000 4.850%,  1/17/2029
a,e
1,922,995
Met Tower Global Funding
1,900,000 5.400%,  6/20/2026
a
1,918,182
Metropolitan Life Global Funding I
1,900,000 5.400%,  9/12/2028
a
1,954,611
Mitsubishi UFJ Financial Group,
Inc.
1,125,000 2.193%,  2/25/2025 1,104,996
1,800,000 5.063%,  9/12/2025
c
1,798,594
Morgan Stanley
1,700,000 0.864%,  10/21/2025
c
1,682,083
2,500,000 1.164%,  10/21/2025
c
2,474,577
2,075,000 5.000%,  11/24/2025 2,072,883
1,500,000 4.679%,  7/17/2026
c
1,490,921
2,250,000 6.138%,  10/16/2026
c
2,275,306
1,500,000 0.985%,  12/10/2026
c
1,414,867
1,000,000 1.593%,  5/4/2027
c
942,019
1,875,000 5.652%,  4/13/2028
c
1,910,388
3,000,000 5.164%,  4/20/2029
c
3,030,203
785,000 5.449%,  7/20/2029
c
801,537
Morgan Stanley Direct Lending
Fund
950,000 6.150%,  5/17/2029
a
949,670
National Australia Bank, Ltd./New
York
3,200,000 5.087%,  6/11/2027 3,243,008

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Financials (33.9%) - continued
National Bank of Canada
$ 2,700,000 5.600%,  7/2/2027
c
$ 2,728,177
NatWest Group plc
1,250,000 5.847%,  3/2/2027
c
1,262,588
649,000 3.754%,  11/1/2029
c
645,358
New York Life Global Funding
1,900,000 4.900%,  6/13/2028
a
1,917,891
2,500,000 5.000%,  6/6/2029
a
2,548,267
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,081,756
1,500,000 2.329%,  1/22/2027 1,405,200
2,700,000 5.594%,  7/2/2027 2,741,759
Nordea Bank Abp
3,300,000 1.500%,  9/30/2026
a
3,071,394
Northwestern Mutual Global
Funding
1,900,000 4.900%,  6/12/2028
a
1,916,846
Omega Healthcare Investors, Inc.
1,115,000 4.500%,  1/15/2025 1,108,616
1,630,000 5.250%,  1/15/2026 1,625,620
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,111,666
PNC Financial Services Group,
Inc.
2,500,000 3.400%,  9/15/2026
c,f
2,235,206
2,000,000 4.758%,  1/26/2027
c
1,988,670
1,250,000 6.615%,  10/20/2027
c
1,294,563
1,575,000 5.582%,  6/12/2029
c
1,611,977
Pricoa Global Funding I
2,500,000 5.550%,  8/28/2026
a
2,538,189
Principal Life Global Funding II
1,600,000 0.875%,  1/12/2026
a
1,510,154
1,900,000 5.000%,  1/16/2027
a
1,911,043
Realty Income Corporation
4,000,000 4.625%,  11/1/2025 3,976,753
546,000 4.875%,  6/1/2026 545,598
Regions Financial Corporation
2,215,000 2.250%,  5/18/2025 2,158,180
1,200,000 5.722%,  6/6/2030
c
1,222,152
RGA Global Funding
2,500,000 5.448%,  5/24/2029
a
2,559,591
Royal Bank of Canada
2,100,000 5.069%,  7/23/2027
c
2,106,798
1,900,000 5.200%,  8/1/2028 1,943,308
1,250,000 4.950%,  2/1/2029 1,266,090
Santander Holdings USA, Inc.
400,000 3.450%,  6/2/2025 393,155
1,750,000 2.490%,  1/6/2028
c
1,630,994
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
c
1,031,594
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,709,018
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,184,526
2,000,000 2.226%,  1/21/2026
a,c
1,966,941
2,000,000 1.488%,  12/14/2026
a,c
1,893,439
Standard Chartered plc
2,000,000 1.822%,  11/23/2025
a,c
1,976,650
2,100,000 2.608%,  1/12/2028
a,c
1,972,513
1,250,000 5.688%,  5/14/2028
a,c
1,266,979
State Street Corporation
900,000 5.104%,  5/18/2026
c
899,744
2,000,000 5.751%,  11/4/2026
c
2,016,112
Principal
Amount Long-Term Fixed Income (99.3%) Value
Financials (33.9%) - continued
$ 2,200,000 5.684%,  11/21/2029
c
$ 2,285,534
Sumitomo Mitsui Financial Group,
Inc.
1,750,000 0.948%,  1/12/2026 1,652,546
2,400,000 2.174%,  1/14/2027 2,253,972
1,900,000 5.716%,  9/14/2028 1,966,635
Sumitomo Mitsui Trust Bank, Ltd.
1,900,000 5.650%,  9/14/2026
a
1,930,419
Synchrony Financial
1,780,000 4.250%,  8/15/2024 1,778,797
3,500,000 4.500%,  7/23/2025 3,459,169
1,000,000 5.935%,  8/2/2030
c
1,006,162
Synovus Bank
3,155,000 5.625%,  2/15/2028 3,121,700
Toronto-Dominion Bank
1,915,000 5.264%,  12/11/2026 1,937,460
Truist Financial Corporation
825,000 4.950%,  9/1/2025
c,f
808,602
1,350,000 4.260%,  7/28/2026
c
1,333,939
1,900,000 1.267%,  3/2/2027
c
1,786,799
U.S. Bancorp
2,000,000 5.727%,  10/21/2026
c
2,014,132
1,000,000 6.787%,  10/26/2027
c
1,038,414
1,750,000 4.548%,  7/22/2028
c
1,732,608
950,000 5.384%,  1/23/2030
c
968,647
2,000,000 5.100%,  7/23/2030
c
2,017,717
UBS Group AG
2,200,000 4.490%,  8/5/2025
a,c
2,199,804
5,650,000 1.305%,  2/2/2027
a,c
5,317,610
1,900,000 6.327%,  12/22/2027
a,c
1,952,379
2,200,000 5.428%,  2/8/2030
a,c
2,233,551
UnitedHealth Group, Inc.
1,350,000 4.750%,  7/15/2026 1,354,429
Wells Fargo & Company
5,735,000 2.406%,  10/30/2025
c
5,690,497
2,000,000 3.908%,  4/25/2026
c
1,978,349
1,500,000 4.540%,  8/15/2026
c
1,488,395
1,650,000 3.526%,  3/24/2028
c
1,592,389
1,500,000 5.707%,  4/22/2028
c
1,529,278
1,900,000 5.574%,  7/25/2029
c
1,945,611
Wells Fargo Bank NA
1,725,000 5.254%,  12/11/2026 1,744,917
Westpac Banking Corporation
1,900,000 5.200%,  4/16/2026 1,915,023
1,060,000 2.894%,  2/4/2030
c
1,044,084
Westpac New Zealand, Ltd.
2,500,000 5.132%,  2/26/2027
a
2,522,828
1,900,000 4.902%,  2/15/2028
a
1,910,780
Total 440,841,478
Foreign Government (0.3%)
NBN Company, Ltd.
2,500,000 0.875%,  10/8/2024
a
2,478,574
2,000,000 1.450%,  5/5/2026
a
1,887,332
Total 4,365,906
Mortgage-Backed Securities (0.9%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
11,800,000 6.000%,  8/1/2041
g
11,967,330

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Mortgage-Backed Securities (0.9%) - continued
$ 43,871
5.764%,  (RFUCCT1Y +
1.514%), 1/1/2043
c
$ 44,202
Total 12,011,532
Technology (2.6%)
Applied Materials, Inc.
1,275,000 4.800%,  6/15/2029 1,295,844
Broadcom, Inc.
2,650,000 5.050%,  7/12/2029 2,682,640
Cisco Systems, Inc.
625,000 4.850%,  2/26/2029 636,647
Dell International, LLC/EMC
Corporation
3,000,000 5.850%,  7/15/2025 3,012,081
Fiserv, Inc.
1,900,000 5.150%,  3/15/2027 1,922,264
1,900,000 5.450%,  3/2/2028 1,944,654
Global Payments, Inc.
875,000 2.650%,  2/15/2025 861,606
Hewlett Packard Enterprise
Company
2,525,000 5.900%,  10/1/2024 2,525,313
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,473,003
Microchip Technology, Inc.
650,000 5.050%,  3/15/2029 657,234
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,605,000 2.700%,  5/1/2025 1,572,704
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,172,279
3,250,000 2.950%,  5/15/2025 3,191,690
1,900,000 4.500%,  5/6/2028 1,891,877
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,521,915
Roper Technologies, Inc.
825,000 1.000%,  9/15/2025 788,080
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,466,049
SK Hynix, Inc.
1,250,000 5.500%,  1/16/2027
a
1,259,731
VeriSign, Inc.
1,810,000 5.250%,  4/1/2025 1,808,530
VMware, LLC
650,000 1.400%,  8/15/2026 606,259
Total 34,290,400
Transportation (1.5%)
Air Canada
3,125,000 3.875%,  8/15/2026
a
3,005,743
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,017,212
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,187,500 4.500%,  10/20/2025
a
1,181,678
ERAC USA Finance, LLC
1,250,000 5.000%,  2/15/2029
a
1,270,126
Mileage Plus Holdings, LLC
1,860,000 6.500%,  6/20/2027
a
1,876,528
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 2.700%,  11/1/2024
a
992,412
1,000,000 3.950%,  3/10/2025
a
990,173
Principal
Amount Long-Term Fixed Income (99.3%) Value
Transportation (1.5%) - continued
$ 1,200,000 1.200%,  11/15/2025
a
$ 1,141,677
Southwest Airlines Company
1,650,000 5.250%,  5/4/2025 1,644,557
TTX Company
2,500,000 5.500%,  9/25/2026
a
2,531,707
United Airlines, Inc.
3,125,000 4.375%,  4/15/2026
a
3,046,835
Total 19,698,648
U.S. Government & Agencies (6.4%)
U.S. Treasury Notes
12,750,000 4.875%,  5/31/2026 12,867,539
48,945,000 3.500%,  1/31/2028 48,124,789
21,860,000 4.000%,  10/31/2029 21,912,088
Total 82,904,416
Utilities (4.7%)
AES Corporation
2,750,000 3.300%,  7/15/2025
a
2,690,807
Ameren Corporation
750,000 2.500%,  9/15/2024 746,663
American Electric Power
Company, Inc.
3,000,000 5.699%,  8/15/2025 3,011,126
1,425,000 1.000%,  11/1/2025 1,354,177
1,255,000 5.200%,  1/15/2029 1,271,466
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,173,018
1,100,000 5.250%,  8/10/2026 1,105,655
Constellation Energy Generation,
LLC
1,900,000 5.600%,  3/1/2028 1,951,602
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,215,999
DTE Energy Company
1,750,000 4.220%,  11/1/2024 1,741,684
2,100,000 4.950%,  7/1/2027
g
2,107,754
1,550,000 5.100%,  3/1/2029 1,564,167
Duke Energy Corporation
1,000,000 3.250%,  1/15/2082
c
906,666
1,085,000 0.900%,  9/15/2025 1,036,827
2,650,000 5.000%,  12/8/2025 2,652,892
Enel Finance International NV
2,000,000 6.800%,  10/14/2025
a
2,042,068
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,080,144
Eversource Energy
1,575,000 4.750%,  5/15/2026 1,568,057
1,900,000 5.450%,  3/1/2028 1,932,848
Exelon Corporation
1,275,000 5.150%,  3/15/2028 1,290,813
Georgia Power Company
1,900,000 5.004%,  2/23/2027 1,918,524
1,900,000 4.650%,  5/16/2028 1,903,720
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,483,027
National Rural Utilities Cooperative
Finance Corporation
1,900,000 5.100%,  5/6/2027 1,928,993
1,900,000 4.800%,  3/15/2028 1,908,973
637,000
8.427%,  (TSFR3M +
3.172%), 4/30/2043
c
637,916

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Utilities (4.7%) - continued
NextEra Energy Capital Holdings,
Inc.
$ 2,000,000 5.749%,  9/1/2025 $ 2,013,843
NiSource, Inc.
1,080,000 0.950%,  8/15/2025 1,034,750
Pacific Gas and Electric Company
1,900,000 5.550%,  5/15/2029 1,940,698
Sempra
3,250,000 3.300%,  4/1/2025 3,203,144
Southern California Edison
Company
2,350,000 4.875%,  2/1/2027 2,358,554
Southern Company
1,100,000 4.000%,  1/15/2051
c
1,068,408
1,250,000 3.750%,  9/15/2051
c
1,178,471
Vistra Operations Company, LLC
3,000,000 5.125%,  5/13/2025
a
2,984,937
WEC Energy Group, Inc.
1,900,000 5.600%,  9/12/2026 1,926,750
Total 60,935,141
Total Long-Term Fixed Income
(cost $1,303,913,447) 1,291,789,866
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
8,118,433 Thrivent Cash Management Trust 8,118,433
Total Collateral Held for
Securities Loaned
(cost $8,118,433) 8,118,433
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 11.887%
c
1,575,180
Total 1,575,180
Total Preferred Stock
(cost $1,490,400) 1,575,180
Shares or
Principal
Amount Short-Term Investments ( 1.6% ) Value
Federal Home Loan Bank Discount
Notes
4,775,000 5.250%, 8/1/2024
i
4,774,303
5,000,000 5.270%, 8/21/2024
i,j
4,984,673
Federal Home Loan Mortgage
Corporation Discount Notes
10,500,000 5.260%, 9/19/2024
i
10,423,510
Total Short-Term Investments
(cost $20,185,187) 20,182,486
Total Investments (cost
$1,333,707,467) 101.6% $1,321,665,965
Other Assets and Liabilities, Net
(1.6%) (20,444,939)
Total Net Assets 100.0% $1,301,221,026
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $529,473,987 or 40.7%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2024.
c Denotes variable rate securities. The rate shown is as of
July 31, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited
Maturity Bond Fund as of July 31, 2024 was $89,100 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of July 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 810,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of July 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 7,927,618
Total lending $7,927,618
Gross amount payable upon return of
collateral for securities loaned $8,118,433
Net amounts due to counterparty $190,815
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 208,003,439 – 208,003,439 –
Basic Materials 24,218,569 – 24,218,569 –
Capital Goods 39,744,141 – 39,744,141 –
Collateralized Mortgage Obligations 121,255,106 – 121,255,106 –
Commercial Mortgage-Backed Securities 1,757,369 – 1,757,369 –
Communications Services 34,421,989 – 34,421,989 –
Consumer Cyclical 73,825,208 – 73,825,208 –
Consumer Non-Cyclical 75,037,217 – 75,037,217 –
Energy 58,479,307 – 58,479,307 –
Financials 440,841,478 – 440,841,478 –
Foreign Government 4,365,906 – 4,365,906 –
Mortgage-Backed Securities 12,011,532 – 12,011,532 –
Technology 34,290,400 – 34,290,400 –
Transportation 19,698,648 – 19,698,648 –
U.S. Government & Agencies 82,904,416 – 82,904,416 –
Utilities 60,935,141 – 60,935,141 –
Preferred Stock
Financials 1,575,180 1,575,180 – –
Short-Term Investments 20,182,486 – 20,182,486 –
Subtotal Investments in Securities $1,313,547,532 $1,575,180 $1,311,972,352 $–
Other Investments  * Total
Collateral Held for Securities Loaned 8,118,433
Subtotal Other Investments $8,118,433
Total Investments at Value $1,321,665,965
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $3,556 $67,541 $62,979 $8,118 8,118 0.6%
Total Collateral Held for Securities Loaned 3,556 8,118 0.6
Total Value $3,556 $8,118
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– – $34
Total Affiliated Income from Securities Loaned, Net $34
Total $– $– $–

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 90.9% ) Value
Communications Services (9.7%)
456 Alphabet, Inc., Class C $ 78,957
11,813 AT&T, Inc. 227,400
251,000 CITIC Telecom International
Holdings, Ltd. 66,884
7,790 Deutsche Telekom AG 203,767
1,840 Electronic Arts, Inc. 277,730
1,100 KDDI Corporation 33,099
69,135 Koninklijke (Royal) KPN NV 272,405
300,700 Nippon Telegraph and Telephone
Corporation 320,460
260 Swisscom AG 159,131
735 T-Mobile US, Inc. 133,976
11,860 Verizon Communications, Inc. 480,567
Total 2,254,376
Consumer Discretionary (5.0%)
823 Dollarama, Inc. 77,153
2,047 Europris ASA
a
12,214
19,700 Heiwa Corporation 282,625
1,522 McDonald's Corporation 403,939
86 Next plc 10,051
215 O'Reilly Automotive, Inc.
b
242,163
5,000 Sekisui House, Ltd.
c
125,282
11,500 Yue Yuen Industrial Holdings, Ltd. 18,773
Total 1,172,200
Consumer Staples (9.9%)
1,477 AAK AB 42,504
4,374 Alimentation Couche-Tard, Inc. 269,635
486 Church & Dwight Company, Inc. 47,633
2,017 Coca-Cola Company 134,615
4,540 Colgate-Palmolive Company 450,323
1,477 Kimberly-Clark Corporation 199,469
6,832 Koninklijke Ahold Delhaize NV 220,094
2,054 Kroger Company 111,943
1 Lindt & Spruengli AG 12,534
358 Loblaw Companies, Ltd. 44,145
4,647 Mondelez International, Inc. 317,622
276 PepsiCo, Inc. 47,657
988 Procter & Gamble Company 158,831
3,649 Walmart, Inc. 250,467
Total 2,307,472
Energy (1.6%)
16,100 Eneos Holdings, Inc. 84,357
203 Gaztransport Et Technigaz SA 29,911
11,605 Repsol SA 165,521
1,164 Shell plc 42,444
976 Suncor Energy, Inc. 38,979
28 Targa Resources Corporation 3,788
Total 365,000
Financials (15.7%)
37 Allstate Corporation 6,332
449 Aon plc 147,501
232 Bank Hapoalim BM 2,129
372 Berkshire Hathaway, Inc.
b
163,122
2,719 Brown & Brown, Inc. 270,350
1,941 Cboe Global Markets, Inc. 356,193
512 Chubb, Ltd. 141,138
1,264 CME Group, Inc. 244,849
200 DBS Group Holdings, Ltd. 5,481
290 Deutsche Boerse AG 59,383
4,023 DNB Bank ASA 83,115
14 First Citizens BancShares, Inc./NC 29,228
Shares Common Stock (90.9%) Value
Financials (15.7%) - continued
2,315 Hartford Financial Services Group,
Inc. $ 256,780
740 Intercontinental Exchange, Inc. 112,154
30,000 Japan Post Holdings Company,
Ltd. 317,714
404 LPL Financial Holdings, Inc. 89,494
1,923 Marsh & McLennan Companies,
Inc. 428,002
90 Mastercard, Inc. 41,734
6,474 Mediobanca SPA 105,094
10,700 Mizuho Financial Group, Inc. 244,604
352 Nasdaq, Inc. 23,823
1,359 Progressive Corporation 290,989
5,800 Sumitomo Mitsui Trust Holdings,
Inc. 146,606
458 Tradeweb Markets, Inc. 51,149
108 Visa, Inc. 28,692
Total 3,645,656
Health Care (16.9%)
160 Abbott Laboratories 16,950
1,232 AbbVie, Inc. 228,314
405 Amgen, Inc. 134,650
1,426 Boston Scientific Corporation
b
105,353
135 Eli Lilly & Company 108,576
2,689 Galenica AG
a
233,885
4,615 Gilead Sciences, Inc. 351,017
1,765 Johnson & Johnson 278,605
7,200 Kaken Pharmaceutical Company,
Ltd. 195,957
2,699 Laboratorios Farmaceuticos ROVI
SA 259,683
307 McKesson Corporation 189,425
7,400 Medipal Holdings Corporation 133,572
2,768 Merck & Company, Inc. 313,144
5,078 Novartis AG 566,846
195 Novo Nordisk AS 25,836
854 Pfizer, Inc. 26,081
116 Regeneron Pharmaceuticals, Inc.
b
125,186
3,500 Takeda Pharmaceutical Company,
Ltd. 98,260
223 UnitedHealth Group, Inc. 128,484
836 Vertex Pharmaceuticals, Inc.
b
414,422
Total 3,934,246
Industrials (8.8%)
878 ABB, Ltd. 48,735
458 AMETEK, Inc. 79,454
430 Automatic Data Processing, Inc. 112,927
3,000 CK Hutchison Holdings, Ltd. 15,672
190,600 ComfortDelGro Corporation, Ltd. 199,962
1,648 CSX Corporation 57,845
1,118 Fastenal Company 79,099
160 Flughafen Zurich AG 37,029
561 Leidos Holdings, Inc. 81,008
359 Lockheed Martin Corporation 194,549
1,639 Republic Services, Inc. 318,490
5,000 Seino Holdings Company, Ltd. 78,254
518 Thomson Reuters Corporation 83,948
8 W.W. Grainger, Inc. 7,815
204 Wabtec Corporation 32,875
424 Waste Connections, Inc. 75,374
1,939 Waste Management, Inc. 392,958
609 Wolters Kluwer NV 101,952

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (90.9%) Value
Industrials (8.8%) - continued
19,200 Yangzijiang Shipbuilding Holdings,
Ltd. $ 38,712
Total 2,036,658
Information Technology (15.7%)
305 Accenture plc 100,839
2,287 Amphenol Corporation 146,963
314 Apple, Inc. 69,733
1,200 ASMPT, Ltd. 12,547
348 Cadence Design Systems, Inc.
b
93,146
850 Check Point Software
Technologies, Ltd.
b
155,932
9,628 Cisco Systems, Inc. 466,477
60 Constellation Software, Inc./
Canada 189,315
1,056 Indra Sistemas SA 21,177
36 INFICON Holding AG 53,679
167 International Business Machines
Corporation 32,087
18 Intuit, Inc. 11,652
1,082 Keysight Technologies, Inc.
b
151,015
27,200 Kyocera Corporation 342,583
632 Microsoft Corporation 264,397
1,502 Motorola Solutions, Inc. 599,178
439 Roper Industries, Inc. 239,145
69 ServiceNow, Inc.
b
56,193
1,219 TE Connectivity, Ltd. 188,128
5,068 Technology One, Ltd. 68,461
650 Texas Instruments, Inc. 132,476
1,333 VeriSign, Inc.
b
249,284
Total 3,644,407
Materials (2.3%)
4,071 Buzzi SPA 159,600
243 Ecolab, Inc. 56,058
15 Givaudan SA 73,591
2,700 Holcim AG 252,316
Total 541,565
Real Estate (0.4%)
649 PSP Swiss Property AG 86,727
500 Sun Hung Kai Properties, Ltd. 4,329
Total 91,056
Utilities (4.9%)
15,500 CLP Holdings, Ltd. 133,031
577 Dominion Energy, Inc. 30,846
86 Edison International 6,881
3,710 Evergy, Inc. 215,180
1,519 Eversource Energy 98,598
2,195 EVN AG 71,745
2,080 Fortum Oyj 31,984
1,170 PNM Resources, Inc. 48,649
1,561 Portland General Electric
Company 73,960
33 Southern Company 2,756
4,268 UGI Corporation 105,761
5,309 Xcel Energy, Inc. 309,409
Total 1,128,800
Total Common Stock
(cost $17,691,280) 21,121,436
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
128,500 Thrivent Cash Management Trust $ 128,500
Total Collateral Held for
Securities Loaned
(cost $128,500) 128,500
Shares Short-Term Investments ( 8.6% ) Value
Thrivent Core Short-Term Reserve
Fund
199,393 5.600% 1,993,926
Total Short-Term Investments
(cost $1,993,926) 1,993,926
Total Investments (cost
$19,813,706) 100.1% $23,243,862
Other Assets and Liabilities, Net
(0.1%) (14,283)
Total Net Assets 100.0% $23,229,579
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $246,099 or 1.1% of total net assets.
b Non-income producing security.
c All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Low Volatility Equity Fund as of July 31, 2024:
Securities Lending Transactions
Common Stock $ 125,282
Total lending $125,282
Gross amount payable upon return of
collateral for securities loaned $128,500
Net amounts due to counterparty $3,218
Definitions:
plc - Public Limited Company

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,254,376 1,198,630 1,055,746 –
Consumer Discretionary 1,172,200 646,102 526,098 –
Consumer Staples 2,307,472 1,718,560 588,912 –
Energy 365,000 3,788 361,212 –
Financials 3,645,656 2,681,530 964,126 –
Health Care 3,934,246 2,420,207 1,514,039 –
Industrials 2,036,658 1,432,394 604,264 –
Information Technology 3,644,407 2,956,645 687,762 –
Materials 541,565 56,058 485,507 –
Real Estate 91,056 – 91,056 –
Utilities 1,128,800 892,040 236,760 –
Subtotal Investments in Securities $21,121,436 $14,005,954 $7,115,482 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,993,926
Collateral Held for Securities Loaned 128,500
Subtotal Other Investments $2,122,426
Total Investments at Value $23,243,862
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Low Volatility Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 17,118 17,118 – –
Total Asset Derivatives $17,118 $17,118 $– $–
The following table presents Low Volatility Equity Fund's futures contracts held as of July 31, 2024. Investments and/or cash totaling $117,971 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex MSCI World Index 13 September 2024 $ 1,456,042 $ 17,118
Total Futures Long Contracts $ 1,456,042 $ 17,118
Total Futures Contracts $ 1,456,042 $17,118

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $483 $7,739 $6,228 $1,994 199 8.6%
Total Affiliated Short-Term Investments 483 1,994 8.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 648 519 129 129 0.6
Total Collateral Held for Securities Loaned – 129 0.6
Total Value $483 $2,123
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $– $32
Total Income/Non Cash Income from Affiliated Investments $32
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.7% ) Value
Communications Services (3.3%)
14,080 Cargurus, Inc.
a
$ 349,466
11,331 Pinterest, Inc.
a
362,025
4,481 Trade Desk, Inc.
a
402,752
Total 1,114,243
Consumer Discretionary (11.0%)
7,178 Chipotle Mexican Grill, Inc.
a
389,909
412 Deckers Outdoor Corporation
a
380,124
5,498 DraftKings, Inc.
a
203,151
1,044 Lululemon Athletica, Inc.
a
270,041
50 NVR, Inc.
a
430,374
1,132 Pool Corporation 423,413
2,931 Ross Stores, Inc. 419,807
6,128 SharkNinja, Inc. 470,937
3,808 Skyline Champion Corporation
a
310,390
4,981 Wyndham Hotels & Resorts, Inc. 377,161
Total 3,675,307
Consumer Staples (3.1%)
6,522 Celsius Holdings, Inc.
a
305,425
2,155 J & J Snack Foods Corporation 363,549
1,850 Lancaster Colony Corporation 357,161
Total 1,026,135
Energy (2.2%)
4,262 Matador Resources Company 262,028
16,149 TechnipFMC plc 476,395
Total 738,423
Financials (10.1%)
1,353 Arthur J. Gallagher & Company 383,562
2,462 Houlihan Lokey, Inc. 369,915
1,949 Jack Henry & Associates, Inc. 334,214
996 Kinsale Capital Group, Inc. 455,242
865 MSCI, Inc. 467,757
3,807 Northern Trust Corporation 337,491
8,332 TPG, Inc. 424,849
3,820 Tradeweb Markets, Inc. 426,618
2,079 Western Alliance Bancorp 167,276
Total 3,366,924
Health Care (16.4%)
1,276 Align Technology, Inc.
a
295,879
1,754 Arcellx, Inc.
a
108,415
539 Argenx SE ADR
a
278,054
1,120 Ascendis Pharma AS ADR
a
149,520
11,546 Avantor, Inc.
a
308,856
6,275 Bio-Techne Corporation 511,977
1,418 Cencora, Inc. 337,314
799 Chemed Corporation 455,558
4,564 Dexcom, Inc.
a
309,530
2,355 Edwards Lifesciences Corporation
a
148,483
1,367 ICON plc
a
448,977
905 IDEXX Laboratories, Inc.
a
430,889
2,556 Immunocore Holdings plc ADR
a
101,473
3,329 Legend Biotech Corporation ADR
a
187,722
2,487 Repligen Corporation
a
416,199
1,550 Sarepta Therapeutics, Inc.
a
220,472
2,441 Veeva Systems, Inc.
a
468,501
1,702 Zoetis, Inc. 306,428
Total 5,484,247
Industrials (20.8%)
3,259 Advanced Drainage Systems, Inc. 576,973
Shares Common Stock (98.7%) Value
Industrials (20.8%) - continued
2,920 BWX Technologies, Inc. $ 290,511
503 Carlisle Companies, Inc. 210,546
1,567 Clean Harbors, Inc.
a
374,090
1,031 EMCOR Group, Inc. 387,079
13,617 ExlService Holdings, Inc.
a
480,135
5,916 Fastenal Company 418,557
8,486 Howmet Aerospace, Inc. 812,110
1,715 IDEX Corporation 357,543
5,999 nVent Electric plc 435,707
2,249 Old Dominion Freight Line, Inc. 472,695
2,273 Regal Rexnord Corporation 365,226
1,150 Rockwell Automation, Inc. 320,448
561 Saia, Inc.
a
234,414
5,178 TransUnion 467,366
1,979 Waste Connections, Inc. 351,807
876 Watsco, Inc. 428,793
Total 6,984,000
Information Technology (26.3%)
8,976 Amphenol Corporation 576,798
1,423 Arista Networks, Inc.
a
493,141
1,151 CyberArk Software, Ltd.
a
295,093
6,472 Dynatrace Holdings, LLC
a
284,250
1,157 Enphase Energy, Inc.
a
133,182
945 Gartner, Inc.
a
473,625
6,601 Gitlab, Inc.
a
338,169
1,753 Globant SA
a
341,327
3,394 Guidewire Software, Inc.
a
509,338
874 HubSpot, Inc.
a
434,404
8,041 JFrog, Ltd.
a
310,061
445 Lam Research Corporation 409,952
8,569 Lattice Semiconductor
Corporation
a
454,157
5,682 Marvell Technology, Inc. 380,580
1,705 MongoDB, Inc.
a
430,274
783 Monolithic Power Systems, Inc. 675,800
1,316 Palo Alto Networks, Inc.
a
427,345
2,971 PTC, Inc.
a
528,392
772 Synopsys, Inc.
a
431,023
6,934 Trimble, Inc.
a
378,180
894 Tyler Technologies, Inc.
a
507,890
Total 8,812,981
Materials (2.1%)
673 Martin Marietta Materials, Inc. 399,325
2,557 RPM International, Inc. 310,573
Total 709,898
Real Estate (2.9%)
2,383 CBRE Group, Inc.
a
268,588
5,197 CoStar Group, Inc.
a
405,470
1,402 SBA Communications Corporation 307,795
Total 981,853
Utilities (0.5%)
2,075 Vistra Energy Corporation 164,382
Total 164,382
Total Common Stock
(cost $26,884,742) 33,058,393

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 0.9% ) Value
U.S. Unaffiliated  (0.9%)
2,177 SPDR S&P Biotech ETF
b
$ 215,654
593 SPDR S&P Oil & Gas Exploration
ETF
b
86,809
Total 302,463
Total Registered Investment
Companies (cost $241,857) 302,463
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
276,125 Thrivent Cash Management Trust 276,125
Total Collateral Held for
Securities Loaned
(cost $276,125) 276,125
Shares Short-Term Investments ( 0.7% ) Value
Thrivent Core Short-Term Reserve
Fund
23,891 5.600% 238,907
Total Short-Term Investments
(cost $238,907) 238,907
Total Investments (cost
$27,641,631) 101.1% $33,875,888
Other Assets and Liabilities, Net
(1.1%) (381,946)
Total Net Assets 100.0% $33,493,942
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of July 31, 2024:
Securities Lending Transactions
Common Stock $ 271,315
Total lending $271,315
Gross amount payable upon return of
collateral for securities loaned $276,125
Net amounts due to counterparty $4,810
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,114,243 1,114,243 – –
Consumer Discretionary 3,675,307 3,675,307 – –
Consumer Staples 1,026,135 1,026,135 – –
Energy 738,423 738,423 – –
Financials 3,366,924 3,366,924 – –
Health Care 5,484,247 5,484,247 – –
Industrials 6,984,000 6,984,000 – –
Information Technology 8,812,981 8,812,981 – –
Materials 709,898 709,898 – –
Real Estate 981,853 981,853 – –
Utilities 164,382 164,382 – –
Registered Investment Companies
U.S. Unaffiliated 302,463 302,463 – –
Subtotal Investments in Securities $33,360,856 $33,360,856 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 238,907
Collateral Held for Securities Loaned 276,125
Subtotal Other Investments $515,032
Total Investments at Value $33,875,888
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $543 $7,798 $8,102 $239 24 0.7%
Total Affiliated Short-Term Investments 543 239 0.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   297 5,888 5,909 276 276 0.8
Total Collateral Held for Securities Loaned 297 276 0.8
Total Value $840 $515
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $– $20
Total Income/Non Cash Income from Affiliated Investments $20
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Consumer Discretionary (11.5%)
513,945 Crocs, Inc.
a
$ 69,058,790
457,972 Garmin, Ltd. 78,427,705
144,377 Lululemon Athletica, Inc.
a
37,344,555
1,844,210 Mobileye Global, Inc.
a
38,728,410
19,357 NVR, Inc.
a
166,614,990
1,042,107 Skyline Champion Corporation
a
84,942,141
Total 475,116,591
Consumer Staples (3.4%)
550,174 BJ's Wholesale Club Holdings,
Inc.
a
48,393,305
105,462 Casey's General Stores, Inc. 40,902,382
869,394 Tyson Foods, Inc. 52,946,095
Total 142,241,782
Energy (5.3%)
1,125,855 Chesapeake Energy Corporation 85,936,512
1,698,467 Devon Energy Corporation 79,878,903
2,493,191 NOV, Inc. 51,908,237
Total 217,723,652
Financials (16.9%)
1,805,622 Ally Financial, Inc. 81,271,046
138,602 Ameriprise Financial, Inc. 59,608,562
1,060,565 Arch Capital Group, Ltd.
a
101,580,916
262,387 Kinsale Capital Group, Inc. 119,929,226
720,548 Northern Trust Corporation 63,876,580
1,703,038 Radian Group, Inc. 63,182,710
505,833 Tradeweb Markets, Inc. 56,491,430
985,115 Western Alliance Bancorp 79,262,353
1,467,851 Zions Bancorp NA 75,843,861
Total 701,046,684
Health Care (8.4%)
170,223 Align Technology, Inc.
a
39,471,309
787,602 AMN Healthcare Services, Inc.
a
53,257,647
187,692 Charles River Laboratories
International, Inc.
a
45,815,617
697,592 Edwards Lifesciences Corporation
a
43,983,176
191,129 Humana, Inc. 69,114,158
1,619,648 Option Care Health, Inc.
a
48,087,349
325,998 Sarepta Therapeutics, Inc.
a
46,369,956
Total 346,099,212
Industrials (21.6%)
707,977 Advanced Drainage Systems, Inc. 125,340,248
156,051 Axon Enterprise, Inc.
a
46,816,861
442,008 Expeditors International of
Washington, Inc. 55,171,439
1,237,283 Fastenal Company 87,537,772
908,213 Howmet Aerospace, Inc. 86,915,984
263,891 Lincoln Electric Holdings, Inc. 54,205,850
333,130 Old Dominion Freight Line, Inc. 70,017,263
289,280 Quanta Services, Inc. 76,769,126
222,124 Rockwell Automation, Inc. 61,894,853
1,006,130 Timken Company 87,483,004
186,649 United Rentals, Inc. 141,311,958
Total 893,464,358
Information Technology (13.3%)
1,112,900 Ciena Corporation
a
58,694,346
435,891 Datadog, Inc.
a
50,755,148
1,263,563 DocuSign, Inc.
a
70,102,475
454,910 Enphase Energy, Inc.
a
52,364,690
Shares Common Stock (97.9%) Value
Information Technology (13.3%) - continued
211,563 MongoDB, Inc.
a
$ 53,390,039
587,239 ON Semiconductor Corporation
a
45,951,452
518,329 Qorvo, Inc.
a
62,095,814
1,888,845 Trimble, Inc.
a
103,017,606
944,840 Varonis Systems, Inc.
a
52,089,029
Total 548,460,599
Materials (6.0%)
369,056 Albemarle Corporation 34,569,475
658,659 Ball Corporation 42,042,204
368,818 Celanese Corporation 52,058,661
887,736 Steel Dynamics, Inc. 118,264,190
Total 246,934,530
Real Estate (4.9%)
582,208 Alexandria Real Estate Equities,
Inc. 68,287,176
262,136 Extra Space Storage, Inc. 41,842,148
417,236 SBA Communications Corporation 91,599,992
Total 201,729,316
Utilities (6.6%)
1,356,927 Alliant Energy Corporation 75,526,557
2,347,859 CenterPoint Energy, Inc. 65,153,087
2,584,247 NiSource, Inc. 80,757,719
637,483 Vistra Energy Corporation 50,501,403
Total 271,938,766
Total Common Stock
(cost $2,896,480,300) 4,044,755,490
Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
8,991,793 5.600% 89,917,931
Total Short-Term Investments
(cost $89,889,793) 89,917,931
Total Investments (cost
$2,986,370,093) 100.1% $4,134,673,421
Other Assets and Liabilities, Net
(0.1%) (2,675,427)
Total Net Assets 100.0% $4,131,997,994
a Non-income producing security.

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 475,116,591 475,116,591 – –
Consumer Staples 142,241,782 142,241,782 – –
Energy 217,723,652 217,723,652 – –
Financials 701,046,684 701,046,684 – –
Health Care 346,099,212 346,099,212 – –
Industrials 893,464,358 893,464,358 – –
Information Technology 548,460,599 548,460,599 – –
Materials 246,934,530 246,934,530 – –
Real Estate 201,729,316 201,729,316 – –
Utilities 271,938,766 271,938,766 – –
Subtotal Investments in Securities $4,044,755,490 $4,044,755,490 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 89,917,931
Subtotal Other Investments $89,917,931
Total Investments at Value $4,134,673,421
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $169,310 $456,805 $536,197 $89,918 8,992 2.2%
Total Affiliated Short-Term Investments 169,310 89,918 2.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 142,315 142,315 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $169,310 $89,918
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $– $4,890
Total Income/Non Cash Income from Affiliated Investments $4,890
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total $– $– $–

Mid Cap Value Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Communications Services (2.6%)
42,064 Imax Corporation
a
$ 887,551
23,559 Warner Brothers Discovery, Inc.
a
203,785
Total 1,091,336
Consumer Discretionary (10.0%)
12,638 Cheesecake Factory, Inc. 491,492
3,542 D.R. Horton, Inc. 637,312
5,942 Lear Corporation 725,162
7,296 PUMA SE 362,051
3,970 Signet Jewelers, Ltd. 333,996
9,437 Six Flags Entertainment
Corporation 449,484
8,147 Tapestry, Inc. 326,613
5,821 Wyndham Hotels & Resorts, Inc. 440,766
16,026 Yum China Holding, Inc. 484,626
Total 4,251,502
Consumer Staples (5.4%)
3,464 Dollar Tree, Inc.
a
361,434
3,506 J & J Snack Foods Corporation 591,462
4,065 J.M. Smucker Company 479,467
4,040 Lamb Weston Holdings, Inc. 242,481
8,225 Sysco Corporation 630,446
Total 2,305,290
Energy (7.4%)
7,142 Chesapeake Energy Corporation 545,149
24,922 Coterra Energy, Inc. 642,988
13,664 Devon Energy Corporation 642,618
18,093 Enterprise Products Partners, LP 522,164
5,511 Helmerich & Payne, Inc. 222,755
1,176 Marathon Petroleum Corporation 208,175
7,552 Noble Corporation plc 356,605
Total 3,140,454
Financials (18.2%)
4,184 Allstate Corporation 715,966
3,441 Capital One Financial Corporation 520,967
17,355 Carlyle Group, Inc. 863,238
10,081 Charles Schwab Corporation 657,180
6,733 Comerica, Inc. 369,036
11,455 Equitable Holdings, Inc. 499,553
3,651 M&T Bank Corporation 628,593
8,334 Selective Insurance Group, Inc. 752,727
10,523 Texas Capital Bancshares, Inc.
a
695,570
21,806 U.S. Bancorp 978,653
5,696 Voya Financial, Inc. 414,270
6,049 Wintrust Financial Corporation 654,502
Total 7,750,255
Health Care (9.3%)
25,800 Avantor, Inc.
a
690,150
16,101 Baxter International, Inc. 576,738
2,189 Humana, Inc. 791,565
4,112 Johnson & Johnson 649,079
2,489 Labcorp Holdings, Inc. 536,230
4,157 Sanofi SA ADR 215,374
2,328 Universal Health Services, Inc. 497,633
Total 3,956,769
Industrials (16.5%)
4,464 AGCO Corporation 421,491
11,867 Barnes Group, Inc. 478,715
Shares Common Stock (97.3%) Value
Industrials (16.5%) - continued
2,810 Booz Allen Hamilton Holding
Corporation $ 402,701
933 Carlisle Companies, Inc. 390,535
16,225 Flowserve Corporation 820,174
1,408 General Dynamics Corporation 420,584
12,634 Hexcel Corporation 836,497
2,951 JB Hunt Transport Services, Inc. 510,966
9,692 MSC Industrial Direct Company,
Inc. 862,103
9,570 Robert Half, Inc. 614,298
11,490 United Airlines Holdings, Inc.
a
521,876
19,066 Werner Enterprises, Inc. 747,196
Total 7,027,136
Information Technology (7.7%)
6,943 Coherent Corporation
a
483,788
3,602 CommVault Systems, Inc.
a
550,566
3,996 Jabil, Inc. 450,229
21,744 Knowles Corporation
a
397,263
5,822 MKS Instruments, Inc. 732,990
1,898 PTC, Inc.
a
337,559
4,974 Western Digital Corporation
a
333,507
Total 3,285,902
Materials (7.9%)
9,896 Alcoa Corporation 326,964
10,377 Axalta Coating Systems, Ltd.
a
369,940
6,080 Berry Plastics Group, Inc. 399,577
4,753 Celanese Corporation 670,886
7,540 CF Industries Holdings, Inc. 575,981
2,602 Nucor Corporation 423,970
6,424 West Fraser Timber Company, Ltd. 569,744
Total 3,337,062
Real Estate (6.5%)
2,052 AvalonBay Communities, Inc. 420,496
3,296 CBRE Group, Inc.
a
371,492
5,541 Crown Castle, Inc. 609,953
48,123 Healthcare Realty Trust, Inc. 851,296
3,202 Simon Property Group, Inc. 491,315
Total 2,744,552
Utilities (5.8%)
9,844 Alliant Energy Corporation 547,917
1,984 Constellation Energy Corporation 376,563
4,576 DTE Energy Company 551,545
23,199 NiSource, Inc. 724,969
3,326 Vistra Energy Corporation 263,486
Total 2,464,480
Total Common Stock
(cost $35,987,618) 41,354,738
Shares Short-Term Investments ( 3.0% ) Value
Thrivent Core Short-Term Reserve
Fund
125,448 5.600% 1,254,479
Total Short-Term Investments
(cost $1,254,479) 1,254,479
Total Investments (cost
$37,242,097) 100.3% $42,609,217
Other Assets and Liabilities, Net
(0.3%) (117,173)
Total Net Assets 100.0% $42,492,044

Mid Cap Value Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,091,336 1,091,336 – –
Consumer Discretionary 4,251,502 3,889,451 362,051 –
Consumer Staples 2,305,290 2,305,290 – –
Energy 3,140,454 3,140,454 – –
Financials 7,750,255 7,750,255 – –
Health Care 3,956,769 3,956,769 – –
Industrials 7,027,136 7,027,136 – –
Information Technology 3,285,902 3,285,902 – –
Materials 3,337,062 3,337,062 – –
Real Estate 2,744,552 2,744,552 – –
Utilities 2,464,480 2,464,480 – –
Subtotal Investments in Securities $41,354,738 $40,992,687 $362,051 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,254,479
Subtotal Other Investments $1,254,479
Total Investments at Value $42,609,217
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $488 $8,594 $7,828 $1,254 125 3.0%
Total Affiliated Short-Term Investments 488 1,254 3.0
Total Value $488 $1,254
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $– $32
Total Income/Non Cash Income from Affiliated Investments $32
Total $– $– $–

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 45.0% ) Value
U.S. Affiliated  (44.3%)
7,463,114 Thrivent Core Emerging Markets
Debt Fund $ 60,376,590
2,184,748 Thrivent Core Emerging Markets
Equity Fund 20,864,344
1,172,248 Thrivent Core International Equity
Fund 12,871,280
196,259 Thrivent Core Low Volatility Equity
Fund 2,284,449
4,123,556 Thrivent Core Mid Cap Value Fund 46,926,069
5,112,127 Thrivent Core Small Cap Value
Fund 59,402,921
2,949,158 Thrivent Global Stock Fund, Class
S 86,321,847
10,474,841 Thrivent High Yield Fund, Class S 44,099,080
15,786,522 Thrivent Income Fund, Class S 128,660,153
13,412,067 Thrivent International Allocation
Fund, Class S 148,069,223
18,230,662 Thrivent Large Cap Growth Fund,
Class S 381,750,057
11,323,175 Thrivent Large Cap Value Fund,
Class S 346,602,390
5,909,514 Thrivent Limited Maturity Bond
Fund, Class S 72,982,496
5,089,230 Thrivent Mid Cap Stock Fund,
Class S 190,337,207
1,603,483 Thrivent Small Cap Stock Fund,
Class S 53,492,196
Total 1,655,040,302
U.S. Unaffiliated  (0.7%)
6,221 Invesco QQQ Trust Series 1 2,930,527
94,745 iShares Broad USD High Yield
Corporate Bond ETF 3,496,091
35,710 SPDR Bloomberg High Yield Bond
ETF
a
3,422,446
28,741 SPDR S&P 500 ETF Trust 15,830,830
22,348 SPDR S&P Biotech ETF 2,213,793
1,539 SPDR S&P Oil & Gas Exploration
ETF 225,294
Total 28,118,981
Total Registered Investment
Companies (cost $1,140,349,367) 1,683,159,283
Shares Common Stock ( 21.8% ) Value
Communications Services (1.4%)
32,268 Alphabet, Inc., Class A 5,535,253
78,888 Alphabet, Inc., Class C 13,659,457
30,785 Altice USA, Inc.
b
64,341
12,720 AMC Networks, Inc.
a,b
141,574
7,534 Bandwidth, Inc.
b
171,926
80,246 Cargurus, Inc.
b
1,991,706
398 Charter Communications, Inc.
b
151,129
5,847 Cogent Communications Holdings 412,740
68,271 Comcast Corporation 2,817,544
41,716 E.W. Scripps Company
b
156,852
2,808 Electronic Arts, Inc. 423,839
8,430 Emerald Holding, Inc.
a,b
47,798
4,080 Entravision Communications
Corporation 8,935
22,202 iHeartMedia, Inc.
a,b
39,520
6,189 Imax Corporation
b
130,588
31,820 Integral Ad Science Holding
Corporation
b
323,928
Shares Common Stock (21.8%) Value
Communications Services (1.4%) - continued
9,472 Iridium Communications, Inc. $ 271,846
3,552 Liberty Global, Ltd., Class A
b
69,228
11,928 Liberty Latin America, Ltd., Class
A
b
125,005
2,149 Liberty Media Corporation-Liberty
Live Group
b
83,854
14,384 Magnite, Inc.
b
209,143
27,861 Meta Platforms, Inc. 13,229,239
2,087 Netflix, Inc.
b
1,311,366
8,302 New York Times Company 444,904
1,038 Omnicom Group, Inc. 101,766
15,909 Paramount Global
a
181,681
29,402 Pinterest, Inc.
b
939,394
54,215 QuinStreet, Inc.
b
1,013,820
5,455 Roku, Inc.
b
317,536
3,974 Sinclair, Inc. 61,120
7,610 Sirius XM Holdings, Inc.
a
26,254
3,524 TechTarget, Inc.
b
112,768
8,128 Telephone and Data Systems, Inc. 172,314
13,612 Trade Desk, Inc.
b
1,223,447
99,158 Verizon Communications, Inc. 4,017,882
96,222 Warner Brothers Discovery, Inc.
b
832,320
Total 50,822,017
Consumer Discretionary (2.1%)
214 Adient plc
b
5,513
79,947 Amazon.com, Inc.
b
14,948,490
16,674 American Axle & Manufacturing
Holdings, Inc.
b
123,888
21,314 American Eagle Outfitters, Inc. 469,974
19,603 Aptiv plc
b
1,360,252
9,204 Autoliv, Inc. 930,893
823 Beazer Homes USA, Inc.
b
27,710
11,088 Best Buy Company, Inc. 959,334
370 Booking Holdings, Inc. 1,374,554
11,122 Boot Barn Holdings, Inc.
b
1,484,565
5,098 BorgWarner, Inc. 180,010
3,030 Brunswick Corporation 246,793
2,069 Carvana Company
b
275,653
300 Cavco Industries, Inc.
b
124,386
1,800 Chewy, Inc.
b
43,524
30,053 Chipotle Mexican Grill, Inc.
b
1,632,479
10,661 Columbia Sportswear Company 871,004
14,676 Cooper-Standard Holdings, Inc.
b
216,911
1,444 Crocs, Inc.
b
194,030
7,004 D.R. Horton, Inc. 1,260,230
21,801 Dana, Inc. 277,091
334 Darden Restaurants, Inc. 48,861
1,070 Deckers Outdoor Corporation
b
987,214
684 DoorDash, Inc.
b
75,732
90 Dorman Products, Inc.
b
9,123
14,228 DraftKings, Inc.
b
525,725
23,834 eBay, Inc. 1,325,409
919 El Pollo Loco Holdings, Inc.
b
11,083
2,822 Etsy, Inc.
b
183,825
12,472 Everi Holdings, Inc.
b
160,515
8,717 Expedia Group, Inc.
b
1,112,899
271 Fox Factory Holding Corporation
b
14,469
564 Frontdoor, Inc.
b
22,255
20,625 Gap, Inc. 484,275
1,286 Garmin, Ltd. 220,227
27,401 Gentex Corporation 851,075
1,982 Genuine Parts Company 291,572
8,127 Goodyear Tire & Rubber
Company
b
95,086

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.8%) Value
Consumer Discretionary (2.1%) - continued
8,692 Grand Canyon Education, Inc.
b
$ 1,355,517
2,272 Group 1 Automotive, Inc. 830,916
3,678 H&R Block, Inc. 213,103
31,890 Hanesbrands, Inc.
b
189,427
1,501 Harley-Davidson, Inc. 56,287
4,563 Hasbro, Inc. 294,131
18,295 Hilton Worldwide Holdings, Inc. 3,927,388
7,130 Home Depot, Inc. 2,624,981
3,592 Installed Building Products, Inc. 971,097
128 KB Home 11,018
7,629 Kohl's Corporation 165,244
30,971 Laureate Education, Inc. 480,050
2,522 Lear Corporation 307,785
4,104 Leggett & Platt, Inc. 54,050
862 Lennar Corporation 152,514
365 Light & Wonder, Inc.
b
39,128
16,803 LKQ Corporation 697,324
9,405 Lowe's Companies, Inc. 2,309,022
3,113 Lululemon Athletica, Inc.
b
805,209
536 M/I Homes, Inc.
b
89,421
9,061 McDonald's Corporation 2,404,789
949 Meritage Homes Corporation 192,524
5,222 Mobileye Global, Inc.
b
109,662
8,419 Modine Manufacturing Company
b
990,580
4,617 Mohawk Industries, Inc.
b
743,660
7,231 Nordstrom, Inc. 165,084
184 NVR, Inc.
b
1,583,776
587 OneSpaWorld Holdings, Ltd.
b
9,445
1,947 O'Reilly Automotive, Inc.
b
2,192,984
6,618 Patrick Industries, Inc. 847,501
2,937 Pool Corporation 1,098,555
70,519 Qurate Retail, Inc.
b
50,541
676 Ralph Lauren Corporation 118,699
10,980 Ross Stores, Inc. 1,572,665
11,425 Savers Value Village, Inc.
b
116,421
1,988 Service Corporation International/
US 158,861
31,866 SharkNinja, Inc. 2,448,902
28,981 Skyline Champion Corporation
b
2,362,241
14,242 Sony Group Corporation ADR 1,261,699
907 Starbucks Corporation 70,701
3,491 Steven Madden, Ltd. 158,282
6,918 Stitch Fix, Inc.
b
32,584
54,257 Stoneridge, Inc.
b
912,060
2,454 Strategic Education, Inc. 258,652
17,509 Tesla, Inc.
b
4,063,314
9,700 Texas Roadhouse, Inc. 1,693,717
52,524 ThredUp, Inc.
b
110,300
517 TopBuild Corporation
b
247,405
13,505 Travel + Leisure Company 622,445
320 Ulta Beauty, Inc.
b
116,765
5,573 Upbound Group, Inc. 210,269
7,912 Urban Outfitters, Inc.
b
364,348
21,018 VF Corporation 356,465
106 Visteon Corporation
b
12,247
30 Wingstop, Inc. 11,216
35,476 Wyndham Hotels & Resorts, Inc. 2,686,243
40,454 Yum China Holding, Inc. 1,223,329
Total 80,579,172
Consumer Staples (1.0%)
29,233 Altria Group, Inc. 1,432,709
5,223 BellRing Brands, Inc.
b
267,835
6,170 BJ's Wholesale Club Holdings,
Inc.
b
542,713
Shares Common Stock (21.8%) Value
Consumer Staples (1.0%) - continued
301 Casey's General Stores, Inc. $ 116,740
16,942 Celsius Holdings, Inc.
b
793,394
33,745 Coca-Cola Company 2,252,141
3,230 Colgate-Palmolive Company 320,384
1,245 Costco Wholesale Corporation 1,023,390
123,058 Coty, Inc.
b
1,224,427
228 Dollar Tree, Inc.
b
23,790
7,848 e.l.f. Beauty, Inc.
b
1,354,408
15,524 J & J Snack Foods Corporation 2,618,899
7,012 J.M. Smucker Company 827,065
3,875 John B. Sanfilippo & Son, Inc. 406,371
100,517 Kenvue, Inc. 1,858,559
4,680 Keurig Dr Pepper, Inc. 160,430
3,110 Kroger Company 169,495
19,034 Lamb Weston Holdings, Inc. 1,142,421
10,852 Lancaster Colony Corporation 2,095,087
311 McCormick & Company, Inc. 23,950
52,360 Philip Morris International, Inc. 6,029,778
7,012 Pilgrim's Pride Corporation
b
289,105
621 PriceSmart, Inc. 56,716
10,293 Procter & Gamble Company 1,654,703
34,709 Sysco Corporation 2,660,445
6,993 Turning Point Brands, Inc. 263,776
11,554 Tyson Foods, Inc. 703,639
4,147 US Foods Holding Corporation
b
225,555
7,838 Walgreens Boots Alliance, Inc. 93,037
80,477 Walmart, Inc. 5,523,941
Total 36,154,903
Energy (0.9%)
40,188 Archrock, Inc. 833,097
13,323 Baker Hughes Company 515,867
2,659 California Resources Corporation 136,779
6,132 Chesapeake Energy Corporation 468,056
689 Chevron Corporation 110,564
4,712 Civitas Resources, Inc. 328,709
24,667 ConocoPhillips 2,742,970
10,844 Delek US Holdings, Inc. 257,870
75,022 Devon Energy Corporation 3,528,285
83,291 Enterprise Products Partners, LP 2,403,778
19,683 EOG Resources, Inc. 2,495,804
11,114 Expro Group Holdings NV
b
258,067
55,903 Exxon Mobil Corporation 6,629,537
2,542 Gulfport Energy Corporation
b
374,208
74,450 Halliburton Company 2,581,926
9,208 Hess Midstream, LP 345,116
1,031 International Seaways, Inc. 57,736
4,261 Kodiak Gas Services, Inc. 122,930
8,505 Marathon Petroleum Corporation 1,505,555
25,063 Matador Resources Company 1,540,873
5,451 Noble Corporation plc 257,396
23,556 NOV, Inc. 490,436
5,797 Ovintiv, Inc. 269,213
8,983 Par Pacific Holdings, Inc.
b
238,499
2,745 Phillips 66 399,343
3,909 ProPetro Holding Corporation
b
37,487
11,090 Schlumberger NV 535,536
15,759 Shell plc ADR 1,153,874
13,649 SM Energy Company 630,584
103,201 TechnipFMC plc 3,044,429
7,684 Viper Energy, Inc. 327,876
7,821 Williams Companies, Inc. 335,834
Total 34,958,234

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.8%) Value
Financials (3.5%)
9,114 Allstate Corporation $ 1,559,588
19,930 Ally Financial, Inc. 897,049
5,088 Amalgamated Financial
Corporation 161,849
3,462 American Express Company 876,024
21,513 American International Group, Inc. 1,704,475
2,407 Ameriprise Financial, Inc. 1,035,179
1,085 Ameris Bancorp 66,066
13,581 Annaly Capital Management, Inc. 270,398
2,944 Arch Capital Group, Ltd.
b
281,976
3,551 Arthur J. Gallagher & Company 1,006,673
6,827 Artisan Partners Asset
Management, Inc. 301,480
4,614 Associated Banc-Corp 106,030
2,011 Assurant, Inc. 351,664
2,514 Assured Guaranty, Ltd. 207,078
1,393 Atlantic Union Bankshares
Corporation 57,517
962 Axis Capital Holdings, Ltd. 72,872
3,564 Axos Financial, Inc.
b
260,208
2,036 Bancorp, Inc.
b
105,546
109,642 Bank of America Corporation 4,419,669
302 Bank of Hawaii Corporation 20,714
3,393 Bank of Marin Bancorp 68,912
6,809 Bank of N.T. Butterfield & Son, Ltd. 261,057
30,137 Bank of New York Mellon
Corporation 1,961,015
12,976 Bank OZK 608,445
2,687 BankFinancial Corporation 31,492
674 BankUnited, Inc. 25,962
382 Banner Corporation 22,622
1,633 Bar Harbor Bankshares 52,191
864 BayCom Corporation 20,814
5,053 BCB Bancorp, Inc. 64,072
5,567 Berkshire Hathaway, Inc.
b
2,441,130
5,457 Berkshire Hills Bancorp, Inc. 150,613
1,961 Block, Inc.
b
121,347
38,346 Blue Owl Capital, Inc. 731,258
256 BOK Financial Corporation 26,327
15,929 Bridgewater Bancshares, Inc.
b
219,980
4,147 Brighthouse Financial, Inc.
b
206,811
2,710 BrightSpire Capital, Inc. 15,528
22,972 Brookline Bancorp, Inc. 240,976
11,882 Brown & Brown, Inc. 1,181,427
5,274 Business First Bancshares, Inc. 134,065
4,579 Byline Bancorp, Inc. 128,441
4,708 Cadence Bank 154,752
595 Camden National Corporation 24,800
313 Capital City Bank Group, Inc. 11,112
10,551 Capital One Financial Corporation 1,597,421
12,268 Capitol Federal Financial, Inc. 77,534
14,618 Carlyle Group, Inc. 727,099
5,969 Cathay General Bancorp 264,546
6,115 Cboe Global Markets, Inc. 1,122,164
13,378 Central Pacific Financial
Corporation 349,032
43,627 Charles Schwab Corporation 2,844,044
15,751 Chubb, Ltd. 4,341,921
2,663 Cincinnati Financial Corporation 347,841
5,148 Citigroup, Inc. 334,002
1,076 Citizens Financial Group, Inc. 45,913
3,924 CNB Financial Corporation 100,690
7,062 CNO Financial Group, Inc. 246,181
24,169 Columbia Banking System, Inc. 632,261
3,900 Comerica, Inc. 213,759
Shares Common Stock (21.8%) Value
Financials (3.5%) - continued
3,658 Commerce Bancshares, Inc. $ 236,709
531 Community Financial System, Inc. 32,752
6,536 Community Trust Bancorp, Inc. 331,506
6,044 ConnectOne Bancorp, Inc. 146,386
1,649 Cullen/Frost Bankers, Inc. 193,032
2,937 Customers Bancorp, Inc.
b
189,378
1,056 CVB Financial Corporation 20,127
5,684 Dime Community Bancshares, Inc. 143,692
14,088 Discover Financial Services 2,028,531
5,600 Eagle Bancorp, Inc. 120,512
4,932 East West Bancorp, Inc. 433,473
7,046 Ellington Credit Company 49,463
1,185 Employers Holdings, Inc. 56,892
2,809 Enova International, Inc.
b
242,894
382 Enterprise Bancorp, Inc./MA 11,288
7,535 Enterprise Financial Services
Corporation 398,375
2,107 Equity Bancshares, Inc. 85,334
29,118 F.N.B. Corporation 446,670
1,703 FactSet Research Systems, Inc. 703,492
23,592 Federated Hermes, Inc. 809,913
2,444 Fidelity National Information
Services, Inc. 187,773
1,927 Fifth Third Bancorp 81,589
5,811 Financial Institutions, Inc. 152,946
2,456 First Bancorp/Puerto Rico 52,681
5,902 First Bancshares, Inc. 196,655
588 First Citizens BancShares, Inc./NC 1,227,562
1,461 First Financial Bancorp 39,973
2,305 First Financial Bankshares, Inc. 88,650
2,579 First Financial Corporation 115,952
15,074 First Foundation, Inc. 105,518
1,431 First Hawaiian, Inc. 35,832
16,754 First Horizon Corporation 280,294
2,697 First Internet Bancorp 99,951
7,058 First Interstate BancSystem, Inc. 222,821
2,301 First Merchants Corporation 92,845
3,602 First Mid-Illinois Bancshares, Inc. 138,281
8,422 First of Long Island Corporation 110,497
6,161 Fiserv, Inc.
b
1,007,755
6,837 Flushing Financial Corporation 100,709
2,444 Fulton Financial Corporation 47,340
24,726 Glacier Bancorp, Inc. 1,105,499
1,631 Global Payments, Inc. 165,775
3,103 Great Southern Bancorp, Inc. 194,279
3,817 Green Dot Corporation
b
36,491
11,072 Hamilton Lane, Inc. 1,598,465
1,912 Hancock Whitney Corporation 104,644
18,897 Hanmi Financial Corporation 385,499
1,394 Hanover Insurance Group, Inc. 191,661
3,312 Hartford Financial Services Group,
Inc. 367,367
3,032 Heartland Financial USA, Inc. 165,305
9,310 Heritage Commerce Corporation 96,359
9,051 Heritage Financial Corporation 209,712
4,139 Home BancShares, Inc. 117,258
6,174 Hometrust Bancshares, Inc. 218,992
24,933 Hope Bancorp, Inc. 328,118
607 Horace Mann Educators
Corporation 20,984
9,423 Horizon Bancorp, Inc. 150,485
15,436 Houlihan Lokey, Inc. 2,319,259
3,602 Huntington Bancshares, Inc./OH 53,850
3,388 Independent Bank Corporation/MA 217,340
5,724 Independent Bank Corporation/MI 198,566

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.8%) Value
Financials (3.5%) - continued
47,281 Intercontinental Exchange, Inc. $ 7,165,908
146 International Bancshares
Corporation 9,846
51,405 Invesco, Ltd. 887,250
706 Investar Holding Corporation 13,061
37,107 J.P. Morgan Chase & Company 7,896,370
5,634 Jack Henry & Associates, Inc. 966,118
19,976 Janus Henderson Group plc 743,706
5,374 Jefferies Financial Group, Inc. 314,218
19,507 Kearny Financial Corporation/MD 140,450
79,028 KeyCorp 1,274,722
6,663 Kinsale Capital Group, Inc. 3,045,457
3,127 Lazard, Inc. 153,755
1,374 LendingTree, Inc.
b
73,124
391 LPL Financial Holdings, Inc. 86,614
469 M&T Bank Corporation 80,748
16,038 Marsh & McLennan Companies,
Inc. 3,569,578
5,531 Mastercard, Inc. 2,564,780
3,370 Mercantile Bank Corporation 162,973
24,752 MetLife, Inc. 1,902,191
2,131 Metropolitan Bank Holding
Corporation
b
112,368
18,747 MFA Financial, Inc. 209,779
66,025 MGIC Investment Corporation 1,640,061
1,436 Mid Penn Bancorp, Inc. 42,577
5,794 Midland States Bancorp, Inc. 137,550
10,525 MidWestOne Financial Group, Inc. 308,488
1,789 Moody's Corporation 816,643
8,691 Mr. Cooper Group, Inc.
b
781,147
3,174 MSCI, Inc. 1,716,372
417 MVB Financial Corporation 9,579
59,030 Nasdaq, Inc. 3,995,150
2,227 NCR Atleos Corporation
b
71,598
101 Nelnet, Inc. 11,384
1,795 New York Community Bancorp,
Inc.
a
18,883
30,128 NMI Holdings, Inc.
b
1,185,537
12,996 Northern Trust Corporation 1,152,095
7,252 Northfield Bancorp, Inc. 90,723
15,287 NU Holdings, Ltd./Cayman
Islands
b
185,431
21,461 OceanFirst Financial Corporation 389,946
5,900 OFG Bancorp 267,978
8,400 Old National Bancorp 168,168
5,630 Old Republic International
Corporation 194,911
9,597 Old Second Bancorp, Inc. 162,381
15,171 OneMain Holdings, Inc. 792,836
1,811 Orrstown Financial Services, Inc. 63,675
371 Pacific Premier Bancorp, Inc. 10,039
121 Park National Corporation 21,412
2,035 Pathward Financial, Inc. 137,444
18,188 PayPal Holdings, Inc.
b
1,196,407
1,680 PCB Bancorp 32,374
1,344 PennyMac Financial Services, Inc. 131,873
4,219 Peoples Bancorp, Inc./OH 140,366
2,149 Pinnacle Financial Partners, Inc. 206,992
43 Piper Sandler Companies 11,751
582 PNC Financial Services Group,
Inc. 105,400
2,062 Popular, Inc. 211,623
5,430 Premier Financial Corporation 137,596
3,696 Principal Financial Group, Inc. 301,261
9,872 Progressive Corporation 2,113,793
6,745 Prosperity Bancshares, Inc. 489,147
Shares Common Stock (21.8%) Value
Financials (3.5%) - continued
10,457 Provident Financial Services, Inc. $ 193,873
1,465 Prudential Financial, Inc. 183,594
17,041 Radian Group, Inc. 632,221
2,236 Regions Financial Corporation 50,019
761 Reinsurance Group of America,
Inc. 171,552
36,257 Rithm Capital Corporation 420,944
10,393 RLI Corporation 1,565,082
2,720 S&P Global, Inc. 1,318,466
2,362 Sandy Spring Bancorp, Inc. 72,348
17,532 SEI Investments Company 1,189,371
867 ServisFirst Bancshares, Inc. 69,568
6,455 Shore Bancshares, Inc. 93,727
464 Simmons First National
Corporation 9,990
2,655 Skyward Specialty Insurance
Group, Inc.
b
105,058
164 Southern First Bancshares, Inc.
b
5,674
702 Southern Missouri Bancorp, Inc. 40,154
1,999 Southside Bancshares, Inc. 69,945
2,090 SouthState Corporation 206,847
546 Stellar Bancorp, Inc. 14,960
7,819 StepStone Group, Inc. 392,983
926 Stifel Financial Corporation 82,108
3,996 Synovus Financial Corporation 186,813
508 Texas Capital Bancshares, Inc.
b
33,579
25,616 TPG, Inc. 1,306,160
15,411 Tradeweb Markets, Inc. 1,721,100
21,439 Triumph Financial, Inc.
b
1,945,160
1,073 Truist Financial Corporation 47,952
3,059 TrustCo Bank Corporation NY 108,931
8,668 Two Harbors Investment
Corporation 116,758
2,476 U.S. Bancorp 111,123
2,900 UMB Financial Corporation 295,858
2,880 United Bankshares, Inc. 112,118
1,881 United Community Banks, Inc. 58,217
4,739 Univest Financial Corporation 131,033
1,594 Unum Group 91,703
61,076 Valley National Bancorp 513,038
6,019 Veritex Holdings, Inc. 150,896
24,441 Virtu Financial, Inc. 667,728
4,973 Visa, Inc. 1,321,177
1,565 Voya Financial, Inc. 113,822
2,516 WaFd, Inc. 89,544
1,028 Walker & Dunlop, Inc. 109,893
15,751 Webster Financial Corporation 781,565
91,733 Wells Fargo & Company 5,443,436
2,800 Westamerica Bancorporation 151,088
17,768 Western Alliance Bancorp 1,429,613
31,541 Western Union Company 375,023
834 Willis Towers Watson plc 235,422
1,640 Wintrust Financial Corporation 177,448
800 WSFS Financial Corporation 45,192
12,139 Zions Bancorp NA 627,222
Total 131,434,266
Health Care (2.7%)
22,549 Abbott Laboratories 2,388,841
2,684 AbbVie, Inc. 497,399
3,718 ACELYRIN, Inc.
b
22,308
24,301 Agilent Technologies, Inc. 3,436,161
2,453 Agios Pharmaceuticals, Inc.
b
113,819
3,762 Align Technology, Inc.
b
872,333
6,765 Amgen, Inc. 2,249,160

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.8%) Value
Health Care (2.7%) - continued
2,232 AMN Healthcare Services, Inc.
b
$ 150,928
9,448 Amneal Pharmaceuticals, Inc.
b
69,254
2,278 Anika Therapeutics, Inc.
b
62,075
4,537 Arcellx, Inc.
b
280,432
2,356 Argenx SE ADR
b
1,215,390
606 Arvinas, Inc.
b
16,671
5,004 Ascendis Pharma AS ADR
b
668,034
19,188 AstraZeneca plc ADR 1,518,730
88,966 Avantor, Inc.
b
2,379,841
4,317 Biogen, Inc.
b
920,384
23,874 Bio-Techne Corporation 1,947,880
10,749 Boston Scientific Corporation
b
794,136
6,410 Bruker Corporation 439,149
8,104 CareDx, Inc.
b
161,999
10,651 Caribou Biosciences, Inc.
b
24,710
2,319 Castle Biosciences, Inc.
b
55,957
3,685 Cencora, Inc. 876,588
2,379 Centene Corporation
b
182,993
3,351 Charles River Laboratories
International, Inc.
b
817,979
3,840 Chemed Corporation 2,189,414
5,746 Cigna Group 2,003,458
2,959 Cooper Companies, Inc.
b
276,163
1,191 CRISPR Therapeutics AG
a,b
68,232
9,419 Danaher Corporation 2,609,817
5,235 Definitive Healthcare Corporation
b
20,417
13,567 Denali Therapeutics, Inc.
b
330,628
22,361 Dentsply Sirona, Inc. 606,878
12,099 Dexcom, Inc.
b
820,554
8,540 Editas Medicine, Inc.
b
46,201
8,063 Edwards Lifesciences
Corporation
b
508,372
50,918 Elanco Animal Health, Inc.
b
663,971
6,563 Elevance Health, Inc. 3,491,713
5,385 Eli Lilly & Company 4,330,994
929 Embecta Corporation 14,557
828 Enanta Pharmaceuticals, Inc.
b
12,221
12,814 Encompass Health Corporation 1,190,933
10,131 Erasca, Inc.
b
31,913
811 Exelixis, Inc.
b
19,018
10,012 Fate Therapeutics, Inc.
b
53,364
29,471 Gilead Sciences, Inc. 2,241,564
21,375 Globus Medical, Inc.
b
1,538,145
13,640 GoodRx Holdings, Inc.
b
123,442
4,507 Guardant Health, Inc.
b
158,331
12,233 Haemonetics Corporation
b
1,101,582
10,795 Halozyme Therapeutics, Inc.
b
596,532
11,555 HealthEquity, Inc.
b
906,836
1,630 Humana, Inc. 589,424
3,611 ICON plc
b
1,185,997
2,424 IDEXX Laboratories, Inc.
b
1,154,115
941 Illumina, Inc.
b
115,367
12,966 Immunocore Holdings plc ADR
b
514,750
3,226 Inspire Medical Systems, Inc.
b
455,027
277 Integra LifeSciences Holdings
Corporation
b
6,872
3,020 Intellia Therapeutics, Inc.
b
79,154
3,220 Intuitive Surgical, Inc.
b
1,431,644
934 IQVIA Holding, Inc.
b
229,979
29,431 Johnson & Johnson 4,645,683
1,042 Kymera Therapeutics, Inc.
b
48,140
11,613 Labcorp Holdings, Inc. 2,501,905
8,659 Legend Biotech Corporation ADR
b
488,281
116 Ligand Pharmaceuticals, Inc.
b
12,643
1,677 LivaNova plc
b
82,844
Shares Common Stock (21.8%) Value
Health Care (2.7%) - continued
54 Medpace Holdings, Inc.
b
$ 20,656
25,203 Medtronic plc 2,024,305
46,474 Merck & Company, Inc. 5,257,604
165 Mettler-Toledo International, Inc.
b
250,970
2,253 Molina Healthcare, Inc.
b
768,881
3,777 Myriad Genetics, Inc.
b
105,643
8,462 Natera, Inc.
b
866,424
2,524 Neurocrine Biosciences, Inc.
b
357,323
3,633 Novocure, Ltd.
b
82,723
11,156 Nuvation Bio, Inc.
b
42,727
58,097 Option Care Health, Inc.
b
1,724,900
56,892 Paragon 28, Inc.
b
443,189
6,796 Penumbra, Inc.
b
1,135,544
17,682 Pfizer, Inc. 540,008
1,763 Prestige Consumer Healthcare,
Inc.
b
124,838
6,182 Prime Medicine, Inc.
a,b
34,681
5,997 Progyny, Inc.
b
169,115
4,733 Prothena Corporation plc
b
110,184
1,354 QIAGEN NV 60,239
633 Quest Diagnostics, Inc. 90,076
5,375 RAPT Therapeutics, Inc.
b
16,878
6,182 Recursion Pharmaceuticals, Inc.
a,b
50,692
11,948 Relay Therapeutics, Inc.
b
98,213
16,419 Repligen Corporation
b
2,747,720
7,489 Rocket Pharmaceuticals, Inc.
b
181,234
24,740 Royalty Pharma plc 696,926
3,559 Sage Therapeutics, Inc.
b
38,971
2,958 Sagimet Biosciences, Inc.
a,b
9,939
21,563 Sanofi SA ADR 1,117,179
4,909 Sarepta Therapeutics, Inc.
b
698,256
58,342 scPharmaceuticals, Inc.
b
293,460
51,204 Stevanato Group SPA 1,058,899
5,014 Stryker Corporation 1,641,834
1,727 Teleflex, Inc. 381,529
795 Tenet Healthcare Corporation
b
119,012
4,236 Thermo Fisher Scientific, Inc. 2,598,108
16,515 Twist Bioscience Corporation
b
921,702
2,182 UnitedHealth Group, Inc. 1,257,181
6,688 Veeva Systems, Inc.
b
1,283,628
20,838 Vericel Corporation
b
1,052,736
5,375 Vertex Pharmaceuticals, Inc.
b
2,664,495
19,891 Viemed Healthcare, Inc.
b
143,414
1,058 West Pharmaceutical Services,
Inc. 323,928
4,291 Xenon Pharmaceuticals, Inc.
b
185,071
2,751 Zentalis Pharmaceuticals, Inc.
b
10,701
19,316 Zimmer Biomet Holdings, Inc. 2,150,837
12,128 Zoetis, Inc. 2,183,525
Total 99,796,324
Industrials (3.1%)
6,006 A.O. Smith Corporation 510,750
8,015 AAR Corporation
b
517,769
4,903 ABM Industries, Inc. 272,411
550 Acuity Brands, Inc. 138,242
10,443 Advanced Drainage Systems, Inc. 1,848,829
24,032 AECOM 2,177,540
11,156 Air Lease Corporation 553,561
8,873 Alight, Inc.
b
67,169
3,454 Allison Transmission Holdings, Inc. 305,990
12,256 AMETEK, Inc. 2,126,171
2,108 Applied Industrial Technologies,
Inc. 459,945
3,397 Arcosa, Inc. 315,615

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.8%) Value
Industrials (3.1%) - continued
9,057 Armstrong World Industries, Inc. $ 1,190,090
17,948 Atmus Filtration Technologies, Inc.
b
553,516
8,706 Automatic Data Processing, Inc. 2,286,370
437 Axon Enterprise, Inc.
b
131,104
21,270 AZEK Company, Inc.
b
954,810
1,816 AZZ, Inc. 145,207
49,499 Badger Infrastructure Solutions,
Ltd. 1,398,226
9,052 Beacon Roofing Supply, Inc.
b
930,546
12,898 Brady Corporation 923,626
21,518 BWX Technologies, Inc. 2,140,826
1,603 Carlisle Companies, Inc. 670,984
10,425 Casella Waste Systems, Inc.
b
1,079,613
5,926 Caterpillar, Inc. 2,051,581
14,971 CECO Environmental Corporation
b
437,153
4,065 Clean Harbors, Inc.
b
970,437
171,259 CNH Industrial NV 1,823,908
2,019 CSW Industrials, Inc. 655,004
139,269 CSX Corporation 4,888,342
1,361 Cummins, Inc. 397,140
643 Curtiss-Wright Corporation 189,492
6,298 Dayforce, Inc.
a,b
373,345
39,274 Delta Air Lines, Inc. 1,689,567
4,349 DNOW, Inc.
b
66,801
8,614 Donaldson Company, Inc. 644,499
21 Dover Corporation 3,869
4,042 EMCOR Group, Inc. 1,517,528
182 ESCO Technologies, Inc. 22,379
86,438 ExlService Holdings, Inc.
b
3,047,804
1,242 Expeditors International of
Washington, Inc. 155,026
61,583 Fastenal Company 4,356,997
13,515 Ferguson Enterprises, Inc. 3,009,115
76,428 Flowserve Corporation 3,863,435
24,878 Fluor Corporation
b
1,196,632
6,921 Gates Industrial Corporation plc
b
128,661
7,629 General Dynamics Corporation 2,278,859
1,678 Gibraltar Industries, Inc.
b
124,625
6,431 Graco, Inc. 546,957
1,261 Griffon Corporation 90,868
23,271 Helios Technologies, Inc. 1,069,302
810 Herc Holdings, Inc. 126,230
10,830 Honeywell International, Inc. 2,217,442
60,045 Howmet Aerospace, Inc. 5,746,307
1,086 Huntington Ingalls Industries, Inc. 304,058
5,575 IDEX Corporation 1,162,276
13,340 Ingersoll Rand, Inc. 1,339,336
3,443 Interface, Inc. 59,495
5,858 ITT Corporation 828,673
11,005 Jacobs Solutions, Inc. 1,610,582
90,862 Janus International Group, Inc.
b
1,310,230
9,940 JB Hunt Transport Services, Inc. 1,721,111
4,597 Kirby Corporation
b
564,879
7,423 Knight-Swift Transportation
Holdings, Inc. 404,034
13,556 Korn Ferry 999,348
6,872 Kratos Defense & Security
Solutions, Inc.
b
154,895
8,818 L3Harris Technologies, Inc. 2,000,716
4,678 Landstar System, Inc. 889,990
6,714 Leidos Holdings, Inc. 969,502
735 Lincoln Electric Holdings, Inc. 150,976
3,229 Masco Corporation 251,378
56,942 Masterbrand, Inc.
b
1,027,803
1,789 Matson, Inc. 237,418
Shares Common Stock (21.8%) Value
Industrials (3.1%) - continued
4,522 Maximus, Inc. $ 420,049
3,111 Miller Industries, Inc. 211,361
1,803 Moog, Inc. 353,568
22,020 Mueller Water Products, Inc. 455,374
2,376 Northrop Grumman Corporation 1,150,744
21,179 nVent Electric plc 1,538,231
6,786 Old Dominion Freight Line, Inc. 1,426,281
8,297 Oshkosh Corporation 901,469
1,175 Otis Worldwide Corporation 111,038
14,552 Owens Corning, Inc. 2,712,202
1,303 PACCAR, Inc. 128,554
2,450 Parker-Hannifin Corporation 1,374,842
20,287 Pentair plc 1,782,619
819 Quanta Services, Inc. 217,346
7,422 Regal Rexnord Corporation 1,192,567
607 Republic Services, Inc. 117,952
3,534 Resideo Technologies, Inc.
b
80,292
5,817 Robert Half, Inc. 373,393
3,592 Rockwell Automation, Inc. 1,000,911
2,534 Rush Enterprises, Inc. 129,259
3,570 Saia, Inc.
b
1,491,725
27,346 Schneider National, Inc. 735,881
1,159 Sensata Technologies Holding plc 45,189
6,175 Simpson Manufacturing Company,
Inc. 1,186,156
6,410 SkyWest, Inc.
b
512,415
4,379 SS&C Technologies Holdings, Inc. 319,448
4,050 Tennant Company 436,145
4,277 Terex Corporation 270,563
13,374 Timken Company 1,162,869
8,779 Trane Technologies plc 2,934,644
267 TransDigm Group, Inc. 345,557
13,507 TransUnion 1,219,142
21,484 Uber Technologies, Inc.
b
1,385,073
105 UniFirst Corporation/MA 20,427
1,170 Union Pacific Corporation 288,674
21,197 United Parcel Service, Inc. 2,763,453
716 United Rentals, Inc. 542,084
6,548 Upwork, Inc.
b
79,362
6,807 Verra Mobility Corporation
b
205,095
359 Viad Corporation
b
11,937
603 Wabtec Corporation 97,173
5,163 Waste Connections, Inc. 917,827
763 Waste Management, Inc. 154,630
2,264 Watsco, Inc. 1,108,205
21,270 WNS Holdings, Ltd.
b
1,267,267
Total 116,553,908
Information Technology (4.8%)
4,061 Adobe, Inc.
b
2,240,251
13,019 Advanced Micro Devices, Inc.
b
1,880,985
9,518 Agilysys, Inc.
b
1,066,873
3,119 Ambarella, Inc.
b
164,184
50,602 Amphenol Corporation 3,251,685
103,115 Apple, Inc. 22,899,779
13,495 Applied Materials, Inc. 2,863,639
11,201 AppLovin Corporation
b
863,597
4,917 Arista Networks, Inc.
b
1,703,986
11,123 ASGN, Inc.
b
1,053,014
529 Atlassian Corporation
b
93,406
14,640 Autodesk, Inc.
b
3,623,693
31,672 Broadcom, Inc. 5,089,057
4,975 CCC Intelligent Solutions Holdings,
Inc.
b
51,044
6,042 CDW Corporation 1,317,821

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.8%) Value
Information Technology (4.8%) - continued
7,200 Ciena Corporation
b
$ 379,728
89,868 Cisco Systems, Inc. 4,354,105
6,439 Clearwater Analytics Holdings,
Inc.
b
125,882
3,700 Coherent Corporation
b
257,816
7,424 Cohu, Inc.
b
237,494
3,624 CommScope Holding Company,
Inc.
b
9,386
2,449 CommVault Systems, Inc.
b
374,330
890 Consensus Cloud Solutions, Inc.
b
18,957
8,997 Crane NXT Company 565,731
4,313 Credo Technology Group Holding,
Ltd.
b
119,686
6,109 CyberArk Software, Ltd.
b
1,566,225
2,600 Datadog, Inc.
b
302,744
13,058 Descartes Systems Group, Inc.
b
1,327,346
3,668 DocuSign, Inc.
b
203,501
423 Dolby Laboratories, Inc. 33,316
16,836 Dynatrace Holdings, LLC
b
739,437
496 Elastic NV
b
54,396
4,292 Enphase Energy, Inc.
b
494,052
3,516 F5, Inc.
b
715,998
7,858 Fabrinet
b
1,733,161
14,253 Flex, Ltd.
b
458,234
1,727 FormFactor, Inc.
b
92,498
14,066 Fortinet, Inc.
b
816,391
2,465 Gartner, Inc.
b
1,235,433
1,600 Gilat Satellite Networks, Ltd.
b
7,280
28,888 Gitlab, Inc.
b
1,479,932
4,556 Globant SA
b
887,099
12,117 GoDaddy, Inc.
b
1,762,418
25,984 Guidewire Software, Inc.
b
3,899,419
1,670 Hewlett Packard Enterprise
Company 33,250
2,269 HubSpot, Inc.
b
1,127,761
880 Insight Enterprises, Inc.
b
197,560
22,237 International Business Machines
Corporation 4,272,617
1,528 IPG Photonics Corporation
b
122,851
2,462 Itron, Inc.
b
254,669
58,547 JFrog, Ltd.
b
2,257,572
1,982 Keysight Technologies, Inc.
b
276,628
2,135 KLA Corporation 1,757,254
4,702 Kyndryl Holdings, Inc.
b
126,343
2,022 Lam Research Corporation 1,862,747
43,774 Lattice Semiconductor
Corporation
b
2,320,022
5,565 Littelfuse, Inc. 1,486,467
14,680 Marvell Technology, Inc. 983,266
58,618 Microsoft Corporation 24,522,840
2,948 MKS Instruments, Inc. 371,153
5,005 MongoDB, Inc.
b
1,263,062
2,072 Monolithic Power Systems, Inc. 1,788,323
5,210 Motorola Solutions, Inc. 2,078,373
2,172 nCino, Inc.
b
71,155
6,052 NetApp, Inc. 768,483
3,715 Nova, Ltd., Class S
b
767,036
180,136 NVIDIA Corporation 21,079,515
1,241 Okta, Inc.
b
116,580
1,645 ON Semiconductor Corporation
b
128,721
7,358 Onto Innovation, Inc.
b
1,407,585
293 OSI Systems, Inc.
b
43,358
3,407 Palo Alto Networks, Inc.
b
1,106,355
18,992 PDF Solutions, Inc.
b
666,429
3,897 Plexus Corporation
b
499,479
706 Procore Technologies, Inc.
b
50,147
Shares Common Stock (21.8%) Value
Information Technology (4.8%) - continued
7,726 PTC, Inc.
b
$ 1,374,069
6,519 Q2 Holdings, Inc.
b
439,837
1,469 Qorvo, Inc.
b
175,986
34,984 QUALCOMM, Inc. 6,330,355
12,906 Salesforce, Inc. 3,340,073
59,342 Samsung Electronics Company,
Ltd. 3,659,163
5,024 ServiceNow, Inc.
b
4,091,495
6,899 Silicon Laboratories, Inc.
b
828,777
10,356 SolarWinds Corporation 123,547
2,001 Synopsys, Inc.
b
1,117,198
10,944 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,814,515
2,997 TD SYNNEX Corporation 357,153
1,784 TE Connectivity, Ltd. 275,325
252 Teledyne Technologies, Inc.
b
106,309
2,438 Tenable Holdings, Inc.
b
111,953
42,959 Trimble, Inc.
b
2,342,984
60,009 TTM Technologies, Inc.
b
1,162,974
2,318 Tyler Technologies, Inc.
b
1,316,879
8,178 Unisys Corporation
b
38,927
3,159 Unity Software, Inc.
b
51,681
746 Universal Display Corporation 166,075
31,962 Varonis Systems, Inc.
b
1,762,065
5,639 VeriSign, Inc.
b
1,054,549
2,784 Viavi Solutions, Inc.
b
22,383
15,041 Vontier Corporation 590,058
12,264 Workiva, Inc.
b
904,715
1,800 Xerox Holdings Corporation 19,377
Total 179,801,032
Materials (0.8%)
1,036 Albemarle Corporation 97,042
6,054 Alcoa Corporation 200,024
1,094 AptarGroup, Inc. 160,796
183 Avery Dennison Corporation 39,680
7,090 Avient Corporation 320,752
25,143 Axalta Coating Systems, Ltd.
b
896,348
1,865 Ball Corporation 119,043
1,174 Berry Plastics Group, Inc. 77,155
1,044 Celanese Corporation 147,361
25,851 CF Industries Holdings, Inc. 1,974,758
19,171 Chemours Company 463,363
18,696 Corteva, Inc. 1,048,846
2,222 DuPont de Nemours, Inc. 185,981
3,138 Eagle Materials, Inc. 854,477
27,977 Eastman Chemical Company 2,890,864
13,605 Ecolab, Inc. 3,138,538
18,347 Element Solutions, Inc. 494,452
3,216 Greif, Inc. 214,443
2,612 Huntsman Corporation 62,505
12,381 Ingevity Corporation
b
568,164
3,716 Innospec, Inc. 487,316
182 International Flavors & Fragrances,
Inc. 18,105
21,821 Ivanhoe Mines, Ltd.
b
285,278
3,702 Kaiser Aluminum Corporation 291,310
7,277 Knife River Corporation
b
578,667
1,600 Koppers Holdings, Inc. 65,136
5,600 Linde plc 2,539,600
5,554 Louisiana-Pacific Corporation 545,181
255 LyondellBasell Industries NV 25,362
2,161 Martin Marietta Materials, Inc. 1,282,229
3,867 Minerals Technologies, Inc. 303,096

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (21.8%) Value
Materials (0.8%) - continued
15,974 Mosaic Company $ 475,546
17,695 Nucor Corporation 2,883,223
7,255 O-I Glass, Inc.
b
96,927
4,056 Orion SA 99,859
37 Packaging Corporation of America 7,395
685 PPG Industries, Inc. 86,981
4,152 Radius Recycling, Inc. 75,234
54,459 Ranpak Holdings Corporation
b
393,194
6,642 RPM International, Inc. 806,737
3,242 Sealed Air Corporation 123,358
1,194 Sensient Technologies Corporation 93,192
3,110 Steel Dynamics, Inc. 414,314
19,267 Summit Materials, Inc.
b
804,975
5,063 SunCoke Energy, Inc. 59,237
16,245 Trinseo plc 46,948
45,735 Tronox Holdings plc 739,078
3,675 United States Lime & Minerals, Inc. 312,559
10,118 United States Steel Corporation 415,749
1,373 Vulcan Materials Company 376,902
3,477 West Fraser Timber Company, Ltd. 308,375
Total 28,995,655
Real Estate (0.9%)
5,316 Acadia Realty Trust 115,038
30,832 Agree Realty Corporation 2,126,483
1,603 Alexandria Real Estate Equities,
Inc. 188,016
11,258 AvalonBay Communities, Inc. 2,306,989
4,152 Brixmor Property Group, Inc. 105,752
19,907 CBRE Group, Inc.
b
2,243,718
46,171 Compass, Inc.
b
202,691
13,787 CoStar Group, Inc.
b
1,075,662
17,829 Crown Castle, Inc. 1,962,616
59,164 Cushman and Wakefield plc
b
775,640
2,593 DiamondRock Hospitality
Company 21,340
25,712 Douglas Elliman, Inc.
b
52,967
10,204 EastGroup Properties, Inc. 1,908,046
17,540 EPR Properties 789,300
1,218 Equinix, Inc. 962,512
58,620 Equity Commonwealth
b
1,194,089
128,872 Essential Properties Realty Trust,
Inc. 3,813,323
610 Essex Property Trust, Inc. 169,800
726 Extra Space Storage, Inc. 115,884
6,544 First Industrial Realty Trust, Inc. 358,088
22,084 Four Corners Property Trust, Inc. 599,360
12,049 Getty Realty Corporation 356,891
87,114 Healthcare Realty Trust, Inc. 1,541,047
3,387 Howard Hughes Holdings, Inc.
b
251,214
5,252 Independence Realty Trust, Inc. 97,950
9,395 Industrial Logistics Properties Trust 48,290
12,241 Invitation Homes, Inc. 431,740
31,885 LXP Industrial Trust 328,416
9,472 Medical Properties Trust, Inc. 45,560
30,805 National Storage Affiliates Trust 1,311,369
23,907 NetSTREIT Corporation 393,748
15,936 Pebblebrook Hotel Trust 218,164
34,544 Phillips Edison and Company, Inc. 1,212,494
5,457 Plymouth Industrial REIT, Inc. 130,531
2,038 RE/MAX Holdings, Inc. 19,667
9,658 Retail Opportunity Investments
Corporation 144,387
1,479 RMR Group, Inc. 38,365
4,786 SBA Communications Corporation 1,050,718
Shares Common Stock (21.8%) Value
Real Estate (0.9%) - continued
43,794 STAG Industrial, Inc. $ 1,787,233
2,570 Sun Communities, Inc. 325,696
21,855 Tanger, Inc. 631,610
33,491 Terreno Realty Corporation 2,291,119
21,935 UDR, Inc. 878,936
7,352 Zillow Group, Inc., Class A
b
348,485
1,526 Zillow Group, Inc., Class C
b
74,316
Total 35,045,260
Utilities (0.6%)
3,722 Alliant Energy Corporation 207,167
6,990 American Water Works Company,
Inc. 995,096
6,443 CenterPoint Energy, Inc. 178,793
22,943 Clearway Energy, Inc., Class A 565,086
18,456 Clearway Energy, Inc., Class C 492,406
8,690 Constellation Energy Corporation 1,649,362
21,565 Duke Energy Corporation 2,356,408
18,680 Entergy Corporation 2,166,320
51,650 Evergy, Inc. 2,995,700
4,130 Eversource Energy 268,078
12,943 Hawaiian Electric Industries, Inc. 214,336
23,498 NextEra Energy Partners, LP
a
600,374
7,089 NiSource, Inc. 221,531
2,047 Northwestern Energy Group, Inc. 110,067
14,452 PNM Resources, Inc. 600,914
17,899 Portland General Electric
Company 848,055
25,916 Public Service Enterprise Group,
Inc. 2,067,319
2,815 Spire, Inc. 187,451
68,673 UGI Corporation 1,701,717
7,204 Vistra Energy Corporation 570,701
52,385 Xcel Energy, Inc. 3,052,998
Total 22,049,879
Total Common Stock
(cost $612,600,585) 816,190,650
Principal
Amount Long-Term Fixed Income ( 19.7% ) Value
Asset-Backed Securities (0.5%)
510 Asset Backed Trust
$ 855,629
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,d
850,304
720 East CLO, Ltd.
900,000
8.532%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
c,e
906,597
300,000
9.532%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
c,e
302,228
Access Group, Inc.
15,863
5.962%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,e
15,763
AMSR Trust
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
895,882
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
1,389,948
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
555,397

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Asset-Backed Securities (0.5%) - continued
Ares XL CLO, Ltd.
$ 875,000
8.363%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
c,e
$ 875,188
Avis Budget Rental Car Funding
AESOP, LLC
244,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
c
247,689
CarVal CLO I, Ltd.
600,000
7.136%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,e
601,827
CMFT Net Lease Master Issuer,
LLC
550,680
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
481,405
Commonbond Student Loan Trust
15,798
5.964%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,e
15,528
Dryden 36 Senior Loan Fund
700,000
7.613%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,e
700,989
Foundation Finance Trust
272,057
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
250,111
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
968,337
GSAA Home Equity Trust
1,534,801
4.349%,  8/25/2034, Ser.
2004-10, Class M2
e
1,407,190
Home Partners of America Trust
1,057,113
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
984,662
845,865
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
721,912
Hotwire Funding, LLC
850,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
874,879
Laurel Road Prime Student Loan
Trust
317,235
5.930%,  11/25/2043, Ser.
2018-D, Class A
c,e
300,231
National Collegiate Trust
158,632
5.759%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,e
154,693
Oak Street Investment
644,463
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
608,825
Sunnova Hestia II Issuer, LLC
636,989
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
646,444
Unlock HEA Trust
592,143
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
591,449
VCAT Asset Securitization, LLC
438,868
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,d
432,719
Principal
Amount Long-Term Fixed Income (19.7%) Value
Asset-Backed Securities (0.5%) - continued
Vericrest Opportunity Loan
Transferee
$ 244,597
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,d
$ 243,842
382,796
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,d
362,696
186,769
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,d
187,075
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,d
340,438
Wind River CLO, Ltd.
525,000
7.544%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,e
525,359
Total 17,439,607
Basic Materials (0.1%)
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
53,000 8.625%,  6/15/2029
c
55,720
ATI, Inc.
116,000 7.250%,  8/15/2030 121,280
Axalta Coating Systems Dutch
Holding B BV
92,000 7.250%,  2/15/2031
c
96,484
Cascades, Inc./Cascades USA,
Inc.
180,000 5.125%,  1/15/2026
c
177,729
Chemours Company
277,000 5.750%,  11/15/2028
c
259,133
Cleveland-Cliffs, Inc.
72,000 5.875%,  6/1/2027 71,904
80,000 4.625%,  3/1/2029
c
75,800
65,000 4.875%,  3/1/2031
c
59,325
65,000 6.250%,  10/1/2040 56,222
Consolidated Energy Finance SA
373,000 5.625%,  10/15/2028
c
298,112
Eastman Chemical Company
219,000 5.000%,  8/1/2029 219,647
First Quantum Minerals, Ltd.
80,000 6.875%,  10/15/2027
c
78,661
FMC Corporation
230,000 5.150%,  5/18/2026 230,277
FMG Resources August 2006, Pty.
Ltd.
65,000 5.875%,  4/15/2030
c
64,054
Glencore Funding, LLC
228,000 3.375%,  9/23/2051
c
150,806
325,000 4.000%,  3/27/2027
c
317,642
234,000 6.125%,  10/6/2028
c
243,295
Hecla Mining Company
110,000 7.250%,  2/15/2028 110,914
Hudbay Minerals, Inc.
109,000 4.500%,  4/1/2026
c
106,593
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
75,000 9.000%,  7/1/2028
c
75,245
INEOS Finance plc
195,000 7.500%,  4/15/2029
c
198,496
International Flavors & Fragrances,
Inc.
272,000 1.230%,  10/1/2025
c
259,712

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Basic Materials (0.1%) - continued
Mercer International, Inc.
$ 76,000 5.125%,  2/1/2029
a
$ 64,414
Methanex Corporation
99,000 4.250%,  12/1/2024 98,203
95,000 5.125%,  10/15/2027 92,499
64,000 5.250%,  12/15/2029
a
62,285
Mineral Resources, Ltd.
100,000 9.250%,  10/1/2028
c
106,346
Mosaic Company
230,000 5.375%,  11/15/2028 234,404
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
91,000 5.350%,  3/15/2034
c
93,150
Novelis Corporation
29,000 3.250%,  11/15/2026
c
27,590
68,000 4.750%,  1/30/2030
c
64,251
90,000 3.875%,  8/15/2031
c
79,064
OCI NV
101,000 4.625%,  10/15/2025
c
100,054
SCIL IV, LLC/SCIL USA Holdings,
LLC
132,000 5.375%,  11/1/2026
c
128,974
Smurfit Kappa Treasury, ULC
253,000 5.777%,  4/3/2054
c
258,029
SNF Group SACA
147,000 3.375%,  3/15/2030
c
126,482
SunCoke Energy, Inc.
164,000 4.875%,  6/30/2029
c
149,986
Taseko Mines, Ltd.
131,000 8.250%,  5/1/2030
c
134,322
Tronox, Inc.
65,000 4.625%,  3/15/2029
a,c
59,203
United States Steel Corporation
86,000 6.875%,  3/1/2029 86,525
Total 5,292,832
Capital Goods (0.4%)
Advanced Drainage Systems, Inc.
133,000 6.375%,  6/15/2030
c
133,891
AECOM
130,000 5.125%,  3/15/2027 128,439
Amsted Industries, Inc.
148,000 5.625%,  7/1/2027
c
145,620
15,000 4.625%,  5/15/2030
c
13,822
BAE Systems plc
200,000 5.500%,  3/26/2054
c
200,184
200,000 5.250%,  3/26/2031
c
203,662
Boeing Company
460,000 5.930%,  5/1/2060 423,079
265,000 5.040%,  5/1/2027 263,154
162,000 6.259%,  5/1/2027
c
165,537
194,000 6.388%,  5/1/2031
c
202,549
544,000 5.705%,  5/1/2040 518,519
Bombardier, Inc.
25,000 7.875%,  4/15/2027
c
25,038
120,000 6.000%,  2/15/2028
c
119,655
111,000 7.250%,  7/1/2031
c
114,270
185,000 7.000%,  6/1/2032
a,c
189,156
Brand Industrial Services, Inc.
148,000 10.375%,  8/1/2030
c
162,522
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
133,948
Principal
Amount Long-Term Fixed Income (19.7%) Value
Capital Goods (0.4%) - continued
Camelot Return Merger Sub, Inc.
$ 97,000 8.750%,  8/1/2028
c
$ 96,439
Canpack SA/Canpack US, LLC
264,000 3.875%,  11/15/2029
c
236,905
Carrier Global Corporation
276,000 2.700%,  2/15/2031 243,573
Caterpillar Financial Services
Corporation
310,000 5.000%,  5/14/2027 314,324
Chart Industries, Inc.
173,000 7.500%,  1/1/2030
c
179,972
Clean Harbors, Inc.
130,000 6.375%,  2/1/2031
c
131,472
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
c
22,915
125,000 6.875%,  1/15/2030
c,g
124,529
Cornerstone Building Brands, Inc.
34,000 9.500%,  8/15/2029
c
34,043
Crown Cork & Seal Company, Inc.
148,000 7.375%,  12/15/2026 154,221
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
203,000 6.625%,  12/15/2030
c
206,811
EquipmentShare.com, Inc.
66,000 8.625%,  5/15/2032
c
68,525
ESAB Corporation
122,000 6.250%,  4/15/2029
c
123,724
GFL Environmental, Inc.
116,000 4.000%,  8/1/2028
c
109,039
250,000 3.500%,  9/1/2028
c
232,399
H&E Equipment Services, Inc.
283,000 3.875%,  12/15/2028
c
258,588
Herc Holdings, Inc.
42,000 5.500%,  7/15/2027
c
41,653
105,000 6.625%,  6/15/2029
c
107,206
Honeywell International, Inc.
404,000 4.700%,  2/1/2030 406,653
Howmet Aerospace, Inc.
343,000 5.950%,  2/1/2037 360,460
Ingersoll Rand, Inc.
291,000 5.176%,  6/15/2029 296,308
60,000 5.700%,  8/14/2033 62,904
Lockheed Martin Corporation
211,000 5.200%,  2/15/2064 207,276
78,000 6.150%,  9/1/2036 86,714
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
39,000 6.750%,  4/1/2032
c
39,569
MIWD Holdco II, LLC
93,000 5.500%,  2/1/2030
c
86,871
Mueller Water Products, Inc.
97,000 4.000%,  6/15/2029
c
90,510
Nesco Holdings II, Inc.
170,000 5.500%,  4/15/2029
c
158,225
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
c
188,236
Nordson Corporation
234,000 5.600%,  9/15/2028 240,847
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 443,170

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Capital Goods (0.4%) - continued
OI European Group BV
$ 141,000 4.750%,  2/15/2030
c
$ 129,678
Owens-Brockway Glass Container,
Inc.
93,000 6.625%,  5/13/2027
c
93,091
53,000 7.375%,  6/1/2032
c
52,348
Pactiv Evergreen Group
104,000 4.375%,  10/15/2028
c
97,630
Regal Rexnord Corporation
284,000 6.050%,  2/15/2026 286,206
Resideo Funding, Inc.
136,000 6.500%,  7/15/2032
c
135,993
Reworld Holding Corporation
90,000 4.875%,  12/1/2029
c
82,299
Roller Bearing Company of
America, Inc.
131,000 4.375%,  10/15/2029
c
122,287
RTX Corporation
79,000 6.400%,  3/15/2054 88,759
186,000 4.125%,  11/16/2028 182,116
375,000 4.450%,  11/16/2038 343,239
Sealed Air Corporation/Sealed Air
Corporation (US)
104,000 6.125%,  2/1/2028
c
104,719
Smyrna Ready Mix Concrete, LLC
166,000 8.875%,  11/15/2031
c
178,891
Spirit AeroSystems, Inc.
195,000 9.750%,  11/15/2030
c
217,327
SRM Escrow Issuer, LLC
103,000 6.000%,  11/1/2028
c
102,032
Standard Industries, Inc./NJ
65,000 4.750%,  1/15/2028
c
62,274
65,000 3.375%,  1/15/2031
c
55,606
Summit Materials, LLC/Summit
Materials Finance Corporation
47,000 7.250%,  1/15/2031
c
49,008
Textron, Inc.
338,000 3.375%,  3/1/2028 322,228
Trane Technologies Financing, Ltd.
211,000 5.100%,  6/13/2034 214,697
TransDigm, Inc.
135,000 5.500%,  11/15/2027 133,306
201,000 7.125%,  12/1/2031
c
208,615
183,000 6.625%,  3/1/2032
c
187,177
Trivium Packaging Finance
98,000 5.500%,  8/15/2026
c
95,988
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 176,043
170,000 4.000%,  7/15/2030 155,491
Veralto Corporation
232,000 5.350%,  9/18/2028
c
236,819
WESCO Distribution, Inc.
125,000 7.250%,  6/15/2028
c
128,093
65,000 6.375%,  3/15/2029
c
65,841
46,000 6.625%,  3/15/2032
c
46,859
Total 12,851,786
Collateralized Mortgage Obligations (0.8%)
A&D Mortgage Trust
677,179
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,d
683,403
Principal
Amount Long-Term Fixed Income (19.7%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
Alternative Loan Trust
$ 108,085
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 $ 59,808
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,d
919,121
BINOM Securitization Trust
416,111
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,e
365,902
CHL Mortgage Pass-Through Trust
964,601
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 431,756
CHNGE Mortgage Trust
631,157
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,d
632,487
834,238
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,d
832,976
Citicorp Mortgage Securities, Inc.
387,709
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 350,396
COLT Mortgage Loan Trust
781,257
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,e
680,303
Countrywide Alternative Loan Trust
128,701
4.001%,  10/25/2035, Ser.
2005-43, Class 4A1
e
104,797
575,322
7.000%,  10/25/2037, Ser.
2007-24, Class A10 202,216
Countrywide Home Loans, Inc.
149,613
5.750%,  4/25/2037, Ser.
2007-3, Class A27 69,700
Credit Suisse Mortgage Trust
407,823
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,e
406,766
452,631
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,e
389,911
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
62,841
6.000%,  7/25/2024, Ser.
2006-AR5, Class 23A 34,112
Federal Home Loan Mortgage
Corporation - REMIC
1,461,990
4.000%,  1/25/2051, Ser.
5249, Class LA 1,415,736
181,955
3.000%,  2/15/2033, Ser.
4170, Class IG
h
13,395
514,978
3.000%,  3/15/2033, Ser.
4180, Class PI
h
46,613
1,142,128
4.500%,  10/15/2033, Ser.
2695, Class BH 1,135,914
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 882,109
Federal National Mortgage
Association - REMIC
203,562
5.000%,  3/25/2054, Ser.
2024-9, Class ZC 198,890
1,421,079
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,408,958
1,334,487
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 1,078,051
415,278
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
11,960

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
$ 2,014,495
5.250%,  7/25/2039, Ser.
2022-72, Class CB $ 2,010,125
1,149,483
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,133,254
Flagstar Mortgage Trust
473,506
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,e
418,576
GCAT Trust
635,952
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,e
569,325
GS Mortgage-Backed Securities
Trust
1,021,122
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,e
866,518
GSR Mortgage Loan Trust
579,694
5.525%,  9/25/2034, Ser.
2004-11, Class 2A2
e
554,303
HTAP
591,551
7.000%,  4/25/2037, Ser.
2024-1, Class A
c,e
585,805
J.P. Morgan Mortgage Trust
858,160
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,e
700,178
648,229
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,e
540,526
LHOME Mortgage Trust
600,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,d
610,565
450,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
c,d
455,925
Mello Mortgage Capital
Acceptance
936,910
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,e
764,313
Merrill Lynch Alternative Note
Asset Trust
145,624
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 52,387
New Residential Mortgage Loan
Trust
1,814,959
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,e
1,479,520
OBX Trust
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,e
515,534
Palisades Mortgage Loan Trust
775,257
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
767,806
Preston Ridge Partners Mortgage
Trust, LLC
550,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,d
506,966
Residential Accredit Loans, Inc.
Trust
154,530
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 135,277
ROC Securities Trust Series
543,884
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,e
542,464
Saluda Grade Alternative
Mortgage Trust
1,000,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,d
1,012,374
Principal
Amount Long-Term Fixed Income (19.7%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
$ 800,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,d
$ 806,027
TRK Trust
638,632
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,e
555,912
Vericrest Opportunity Loan
Transferee
249,720
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,d
249,421
Verus Securitization Trust
338,304
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,e
296,601
Total 28,484,982
Commercial Mortgage-Backed Securities (0.3%)
BANK 2022-BNK39
3,975,913
0.421%,  2/15/2055, Ser.
2022-BNK39, Class XA
e,h
102,533
BANK5 2024-5YR8
500,000
6.378%,  8/15/2057, Ser.
2024-5YR8, Class AS
e,g
518,578
BBCMS Mortgage Trust
1,100,000
6.014%,  7/15/2057, Ser.
2024-5C27, Class A3 1,148,756
6,972,065
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
e,h
514,816
5,541,491
1.815%,  10/15/2053, Ser.
2020-C8, Class XA
e,h
437,415
Benchmark Mortgage Trust
1,250,000
6.189%,  7/15/2057, Ser.
2024-V8, Class A3 1,312,324
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,900,000
5.180%,  3/25/2029, Ser.
K520, Class A2
e
1,955,077
1,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
e,f
1,586,591
900,000
3.500%,  7/25/2032, Ser.
K148, Class A2
e,f
843,691
600,000
3.530%,  8/25/2032, Ser.
K149, Class A2
f
562,961
250,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
e,f
237,342
3,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
e,f
2,864,341
Morgan Stanley Capital I Trust
5,901,915
1.827%,  7/15/2053, Ser.
2020-HR8, Class XA
e,h
494,157
Total 12,578,582
Communications Services (0.5%)
AMC Networks, Inc.
33,000 10.250%,  1/15/2029
c
32,609
American Tower Corporation
100,000 3.375%,  10/15/2026 96,670
235,000 5.800%,  11/15/2028 243,794
275,000 2.900%,  1/15/2030 248,849
205,000 5.650%,  3/15/2033 211,405
AT&T, Inc.
342,000 3.650%,  6/1/2051 248,071
502,000 3.500%,  9/15/2053 350,967

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Communications Services (0.5%) - continued
$ 230,000 5.400%,  2/15/2034 $ 234,976
300,000 4.900%,  8/15/2037 287,467
Bell Telephone Company of
Canada
320,000 5.550%,  2/15/2054 319,371
CCO Holdings, LLC/CCO Holdings
Capital Corporation
220,000 5.125%,  5/1/2027
c
213,678
100,000 5.000%,  2/1/2028
c
95,202
143,000 5.375%,  6/1/2029
c
133,685
18,000 6.375%,  9/1/2029
c
17,526
185,000 4.750%,  3/1/2030
c
165,622
231,000 4.500%,  8/15/2030
c
202,250
99,000 4.250%,  2/1/2031
c
84,235
362,000 4.750%,  2/1/2032
c
309,583
150,000 4.250%,  1/15/2034
c
118,498
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
164,000 6.150%,  11/10/2026 167,136
341,000 4.200%,  3/15/2028 327,861
284,000 6.100%,  6/1/2029 290,318
650,000 3.500%,  6/1/2041 450,611
Cimpress plc
74,000 7.000%,  6/15/2026 74,013
Clear Channel Outdoor Holdings,
Inc.
32,000 7.875%,  4/1/2030
c
32,566
Clear Channel Worldwide
Holdings, Inc.
270,000 5.125%,  8/15/2027
c
261,530
Comcast Corporation
341,000 5.350%,  5/15/2053 333,792
223,000 5.100%,  6/1/2029 228,431
130,000 4.400%,  8/15/2035 123,284
428,000 4.750%,  3/1/2044 393,305
Deutsche Telekom International
Finance BV
569,000 8.750%,  6/15/2030 676,076
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
441,000 5.875%,  8/15/2027
c
424,662
Frontier Communications
Holdings, LLC
196,000 5.875%,  10/15/2027
c
194,071
99,000 8.750%,  5/15/2030
c
103,716
65,000 8.625%,  3/15/2031
c
68,081
GCI, LLC
150,000 4.750%,  10/15/2028
c
139,243
Gray Television, Inc.
145,000 7.000%,  5/15/2027
a,c
140,347
185,000 10.500%,  7/15/2029
c
193,049
Iliad Holding SASU
172,000 8.500%,  4/15/2031
c
179,194
Intelsat Jackson Holdings SA
169,000 6.500%,  3/15/2030
c
160,774
Lamar Media Corporation
94,000 3.625%,  1/15/2031 83,524
LCPR Senior Secured Financing
DAC
241,000 6.750%,  10/15/2027
c
224,598
Level 3 Financing, Inc.
63,680 10.500%,  4/15/2029
a,c
65,272
Principal
Amount Long-Term Fixed Income (19.7%) Value
Communications Services (0.5%) - continued
$ 63,681 11.000%,  11/15/2029
c
$ 67,415
83,000 10.500%,  5/15/2030
a,c
84,826
McGraw-Hill Education, Inc.
194,000 5.750%,  8/1/2028
c
186,849
Meta Platforms, Inc.
170,000 5.600%,  5/15/2053 177,235
413,000 3.850%,  8/15/2032 391,765
Netflix, Inc.
110,000 5.875%,  11/15/2028 115,364
272,000 5.375%,  11/15/2029
c
281,383
300,000 4.875%,  6/15/2030
c
303,354
News Corporation
108,000 3.875%,  5/15/2029
c
99,988
Nexstar Media, Inc.
79,000 5.625%,  7/15/2027
c
76,619
65,000 4.750%,  11/1/2028
a,c
59,805
Omnicom Group, Inc.
210,000 4.200%,  6/1/2030 203,370
Optics Bidco SPA
166,000 6.000%,  9/30/2034
c
156,870
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
70,000 4.625%,  3/15/2030
c
64,318
Paramount Global
56,000 6.375%,  3/30/2062
e
51,415
Playtika Holding Corporation
146,000 4.250%,  3/15/2029
c
129,723
Rogers Communications, Inc.
304,000 5.000%,  2/15/2029 305,000
391,000 5.300%,  2/15/2034 391,889
Scripps Escrow II, Inc.
64,000 3.875%,  1/15/2029
c
41,636
Sinclair Television Group, Inc.
60,000 4.125%,  12/1/2030
c
41,704
Sirius XM Radio, Inc.
215,000 5.000%,  8/1/2027
c
208,041
105,000 4.000%,  7/15/2028
c
96,364
125,000 4.125%,  7/1/2030
c
108,647
Sprint Capital Corporation
573,000 8.750%,  3/15/2032 696,722
Take-Two Interactive Software, Inc.
221,000 5.600%,  6/12/2034 225,240
TEGNA, Inc.
65,000 4.750%,  3/15/2026
c
64,001
188,000 4.625%,  3/15/2028 172,478
Telecom Italia Capital SA
11,000 6.000%,  9/30/2034 10,354
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
c
190,747
T-Mobile USA, Inc.
569,000 3.600%,  11/15/2060 396,746
352,000 4.850%,  1/15/2029 353,722
300,000 4.375%,  4/15/2040 266,007
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
198,000 4.750%,  4/15/2028
c
170,999
Univision Communications, Inc.
27,000 8.000%,  8/15/2028
c
27,134
197,000 4.500%,  5/1/2029
c
172,072
97,000 7.375%,  6/30/2030
c
93,390

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Communications Services (0.5%) - continued
Urban One, Inc.
$ 39,000 7.375%,  2/1/2028
c
$ 29,767
Verizon Communications, Inc.
342,000 3.000%,  11/20/2060 211,692
994,000 2.650%,  11/20/2040 702,506
500,000 3.400%,  3/22/2041 391,983
Viasat, Inc.
105,000 6.500%,  7/15/2028
a,c
85,480
Virgin Media Finance plc
72,000 5.000%,  7/15/2030
c
60,677
Virgin Media Secured Finance plc
151,000 5.500%,  5/15/2029
c
140,634
VMED O2 UK Financing I plc
78,000 4.750%,  7/15/2031
c
66,966
69,000 7.750%,  4/15/2032
c
68,966
Vodafone Group plc
98,000 5.125%,  6/4/2081
e
73,633
262,000 5.750%,  6/28/2054 260,018
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
c
205,926
Warnermedia Holdings, Inc.
302,000 4.054%,  3/15/2029 279,803
229,000 5.050%,  3/15/2042 180,654
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
70,000 7.750%,  8/15/2028
c
67,523
Zegona Finance plc
121,000 8.625%,  7/15/2029
c
123,435
Ziggo Bond Company BV
70,000 5.125%,  2/28/2030
a,c
61,813
Ziggo BV
70,000 4.875%,  1/15/2030
c
63,728
Total 18,508,308
Consumer Cyclical (0.6%)
1011778 B.C., ULC/New Red
Finance, Inc.
210,000 4.375%,  1/15/2028
c
199,687
Adient Global Holdings, Ltd.
104,000 8.250%,  4/15/2031
a,c
109,343
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
3,000 6.625%,  7/15/2026
c
3,004
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
255,000 4.625%,  6/1/2028
c
235,417
Allison Transmission, Inc.
94,000 3.750%,  1/30/2031
c
83,664
Amazon.com, Inc.
324,000 3.875%,  8/22/2037 293,687
American Axle & Manufacturing,
Inc.
65,000 6.875%,  7/1/2028 65,014
182,000 5.000%,  10/1/2029
a
166,926
American Honda Finance
Corporation
355,000 5.050%,  7/10/2031 359,477
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
35,000 7.000%,  4/15/2030
a,c
29,684
Principal
Amount Long-Term Fixed Income (19.7%) Value
Consumer Cyclical (0.6%) - continued
Arko Corporation
$ 97,000 5.125%,  11/15/2029
a,c
$ 84,620
Asbury Automotive Group, Inc.
111,000 5.000%,  2/15/2032
c
102,290
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
129,263
29,000 4.625%,  4/1/2030
c
26,473
Aston Martin Capital Holdings, Ltd.
83,000 10.000%,  3/31/2029
c
83,335
Beazer Homes USA, Inc.
109,000 7.500%,  3/15/2031
c
110,608
Boyd Gaming Corporation
150,000 4.750%,  6/15/2031
c
138,170
Boyne USA, Inc.
105,000 4.750%,  5/15/2029
c
99,438
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
98,000 4.875%,  2/15/2030
c
89,839
Caesars Entertainment, Inc.
425,000 4.625%,  10/15/2029
c
394,853
78,000 6.500%,  2/15/2032
c
79,029
Carnival Corporation
41,000 7.625%,  3/1/2026
c
41,397
357,000 5.750%,  3/1/2027
c
355,220
174,000 4.000%,  8/1/2028
c
164,632
131,000 6.000%,  5/1/2029
a,c
130,682
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
32,000 5.375%,  4/15/2027 31,911
139,000 5.250%,  7/15/2029 135,363
Choice Hotels International, Inc.
72,000 3.700%,  12/1/2029
a
66,105
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
c
135,169
69,000 6.750%,  5/1/2031
c
70,074
Clarios Global, LP/Clarios US
Finance Company, Inc.
172,000 6.750%,  5/15/2028
c
175,151
Crocs, Inc.
65,000 4.250%,  3/15/2029
c
59,962
Cushman & Wakefield US
Borrower, LLC
32,000 6.750%,  5/15/2028
c
32,064
D.R. Horton, Inc.
117,000 2.600%,  10/15/2025 113,630
Daimler Trucks Finance North
America, LLC
392,000 2.000%,  12/14/2026
c
367,391
Dana, Inc.
64,000 5.625%,  6/15/2028 62,372
97,000 4.250%,  9/1/2030 85,658
95,000 4.500%,  2/15/2032 83,003
eG Global Finance plc
32,000 12.000%,  11/30/2028
c
34,264
Expedia Group, Inc.
553,000 3.250%,  2/15/2030 509,237
Ford Motor Credit Company, LLC
225,000 2.300%,  2/10/2025 220,812
360,000 5.850%,  5/17/2027 363,804
354,000 2.900%,  2/10/2029 317,363

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Consumer Cyclical (0.6%) - continued
$ 315,000 7.122%,  11/7/2033 $ 336,382
Forestar Group, Inc.
66,000 3.850%,  5/15/2026
c
63,819
Gap, Inc.
46,000 3.625%,  10/1/2029
c
40,208
Garrett Motion Holdings, Inc./
Garrett LX I SARL
127,000 7.750%,  5/31/2032
c
129,135
General Motors Company
450,000 6.125%,  10/1/2025 454,602
General Motors Financial
Company, Inc.
300,000 1.500%,  6/10/2026 281,255
120,000 5.400%,  5/8/2027 121,345
413,000 5.800%,  1/7/2029 424,749
311,000 5.600%,  6/18/2031 314,670
GLP Capital, LP
469,000 5.750%,  6/1/2028 474,950
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
64,000 3.500%,  3/1/2029
c
58,191
Goodyear Tire & Rubber Company
64,000 4.875%,  3/15/2027 62,423
105,000 5.000%,  7/15/2029
a
99,099
Group 1 Automotive, Inc.
51,000 6.375%,  1/15/2030
c
51,438
Hanesbrands, Inc.
73,000 4.875%,  5/15/2026
c
71,498
72,000 9.000%,  2/15/2031
a,c
76,204
Harley-Davidson Financial
Services, Inc.
269,000 5.950%,  6/11/2029
c
273,185
Hilton Domestic Operating
Company, Inc.
292,000 4.875%,  1/15/2030 282,321
32,000 4.000%,  5/1/2031
c
28,985
187,000 3.625%,  2/15/2032
c
163,783
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
227,000 5.000%,  6/1/2029
c
213,509
Home Depot, Inc.
375,000 5.400%,  9/15/2040 382,514
228,000 4.250%,  4/1/2046 197,698
340,000 3.900%,  6/15/2047 276,852
Hyundai Capital America
237,000 6.250%,  11/3/2025
c
240,071
375,000 1.800%,  1/10/2028
c
338,060
310,000 5.300%,  6/24/2029
c
314,151
International Game Technology plc
206,000 5.250%,  1/15/2029
c
201,985
Jacobs Entertainment, Inc.
94,000 6.750%,  2/15/2029
c
87,875
Jaguar Land Rover Automotive plc
76,000 5.500%,  7/15/2029
c
74,326
KB Home
215,000 4.800%,  11/15/2029 205,930
L Brands, Inc.
240,000 6.625%,  10/1/2030
c
242,279
70,000 6.875%,  11/1/2035 70,922
Las Vegas Sands Corporation
208,000 5.900%,  6/1/2027 211,304
Light & Wonder International, Inc.
160,000 7.250%,  11/15/2029
c
164,642
Principal
Amount Long-Term Fixed Income (19.7%) Value
Consumer Cyclical (0.6%) - continued
Live Nation Entertainment, Inc.
$ 71,000 4.750%,  10/15/2027
a,c
$ 68,844
Lowe's Companies, Inc.
228,000 5.625%,  4/15/2053 225,923
498,000 2.625%,  4/1/2031 434,895
Macy's Retail Holdings, LLC
130,000 5.875%,  4/1/2029
a,c
126,972
63,000 6.125%,  3/15/2032
c
60,126
75,000 4.500%,  12/15/2034 63,678
Marriott International, Inc./MD
426,000 4.625%,  6/15/2030 422,582
Mattamy Group Corporation
129,000 5.250%,  12/15/2027
c
126,150
McDonald's Corporation
470,000 4.450%,  3/1/2047 404,390
Melco Resorts Finance, Ltd.
176,000 5.375%,  12/4/2029
c
158,267
180,000 7.625%,  4/17/2032
c
179,095
Michaels Companies, Inc.
94,000 5.250%,  5/1/2028
c
69,535
NCL Corporation, Ltd.
76,000 5.875%,  3/15/2026
c
75,660
158,000 5.875%,  2/15/2027
c
156,855
Nissan Motor Acceptance
Company, LLC
361,000 1.125%,  9/16/2024
c
358,639
Nordstrom, Inc.
55,000 4.375%,  4/1/2030 50,006
78,000 4.250%,  8/1/2031 69,418
PENN Entertainment, Inc.
150,000 4.125%,  7/1/2029
c
132,748
PetSmart, Inc./PetSmart Finance
Corporation
180,000 4.750%,  2/15/2028
c
169,116
131,000 7.750%,  2/15/2029
c
127,145
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
207,000 5.750%,  4/15/2026
c
206,839
128,000 6.250%,  1/15/2028
c
127,579
QVC, Inc.
40,000 4.375%,  9/1/2028
a
30,600
Rakuten Group, Inc.
95,000 11.250%,  2/15/2027
c
102,644
115,000 9.750%,  4/15/2029
c
121,746
Royal Caribbean Cruises, Ltd.
288,000 4.250%,  7/1/2026
c
280,497
138,000 9.250%,  1/15/2029
c
147,509
58,000 7.250%,  1/15/2030
c
60,789
51,000 6.000%,  2/1/2033
c,g
51,334
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
72,000 6.625%,  3/1/2030
c
70,418
SeaWorld Parks and
Entertainment, Inc.
153,000 5.250%,  8/15/2029
c
145,740
Service Corporation International/
US
64,000 3.375%,  8/15/2030 56,626
Six Flags Entertainment
Corporation
32,000 7.250%,  5/15/2031
a,c
32,990

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Consumer Cyclical (0.6%) - continued
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
$ 32,000 6.625%,  5/1/2032
c
$ 32,859
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
c
40,016
Sonic Automotive, Inc.
81,000 4.875%,  11/15/2031
c
72,337
Staples, Inc.
132,000 10.750%,  9/1/2029
c
127,864
Station Casinos, LLC
111,000 4.625%,  12/1/2031
c
101,155
Target Corporation
342,000 2.950%,  1/15/2052 227,450
Tenneco, Inc.
209,000 8.000%,  11/17/2028
c
189,680
Toyota Motor Credit Corporation
111,000 4.800%,  1/5/2034 110,470
VICI Properties, LP/VICI Note
Company, Inc.
390,000 4.625%,  6/15/2025
c
386,121
136,000 5.750%,  2/1/2027
c
136,951
176,000 4.125%,  8/15/2030
c
163,214
Victoria's Secret & Company
150,000 4.625%,  7/15/2029
c
124,433
Viking Cruises, Ltd.
326,000 5.875%,  9/15/2027
c
324,044
Volkswagen Group of America
Finance, LLC
362,000 5.300%,  3/22/2027
c
366,206
Wabash National Corporation
101,000 4.500%,  10/15/2028
c
91,700
Walgreens Boots Alliance, Inc.
111,000 3.200%,  4/15/2030
a
91,529
49,000 4.800%,  11/18/2044
a
36,739
Walmart, Inc.
298,000 4.500%,  9/9/2052 273,198
WASH Multifamily Acquisition, Inc.
99,000 5.750%,  4/15/2026
c
97,427
Wyndham Hotels & Resorts, Inc.
168,000 4.375%,  8/15/2028
c
158,515
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
153,000 7.125%,  2/15/2031
c
159,497
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
c
163,826
ZF North America Capital, Inc.
93,000 7.125%,  4/14/2030
c
96,537
Total 21,956,568
Consumer Non-Cyclical (0.6%)
1375209 B.C., Ltd.
64,000 9.000%,  1/30/2028
a,c
60,676
Abbott Laboratories
375,000 4.750%,  11/30/2036 374,879
AbbVie, Inc.
122,000 5.400%,  3/15/2054 123,594
200,000 4.500%,  5/14/2035 193,656
271,000 5.350%,  3/15/2044 275,436
AdaptHealth, LLC
282,000 4.625%,  8/1/2029
c
251,724
Principal
Amount Long-Term Fixed Income (19.7%) Value
Consumer Non-Cyclical (0.6%) - continued
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
$ 201,000 4.625%,  1/15/2027
c
$ 195,966
214,000 3.500%,  3/15/2029
c
194,964
Altria Group, Inc.
237,000 6.875%,  11/1/2033 262,893
Amgen, Inc.
375,000 4.200%,  2/22/2052 303,839
340,000 5.600%,  3/2/2043 343,278
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
486,000 4.700%,  2/1/2036 474,871
Anheuser-Busch InBev Worldwide,
Inc.
583,000 4.375%,  4/15/2038 545,104
305,000 5.550%,  1/23/2049 313,759
Archer-Daniels-Midland Company
450,000 2.700%,  9/15/2051 286,382
AstraZeneca plc
600,000 3.000%,  5/28/2051 415,210
B&G Foods, Inc.
130,000 8.000%,  9/15/2028
c
132,555
BAT Capital Corporation
109,000 5.834%,  2/20/2031 113,076
244,000 7.079%,  8/2/2043 267,092
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
36,987
Bausch Health Companies, Inc.
104,000 5.500%,  11/1/2025
c
97,406
235,000 4.875%,  6/1/2028
c
180,973
Baxter International, Inc.
355,000 3.132%,  12/1/2051 230,137
Becton, Dickinson and Company
132,000 3.794%,  5/20/2050 102,175
325,000 3.700%,  6/6/2027 316,522
BellRing Brands, Inc.
97,000 7.000%,  3/15/2030
c
99,961
Bristol-Myers Squibb Company
568,000 3.550%,  3/15/2042 454,816
Campbell Soup Company
230,000 5.400%,  3/21/2034 234,050
Cargill, Inc.
336,000 3.125%,  5/25/2051
c
231,826
Catalent Pharma Solutions, Inc.
78,000 3.125%,  2/15/2029
c
75,308
Central Garden & Pet Company
150,000 4.125%,  10/15/2030
a
135,530
Charles River Laboratories
International, Inc.
77,000 4.000%,  3/15/2031
c
69,964
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
c
18,700
Chobani, LLC/Chobani Finance
Corporation, Inc.
124,000 4.625%,  11/15/2028
c
118,326
CHS/Community Health Systems,
Inc.
128,000 5.625%,  3/15/2027
c
122,567
40,000 8.000%,  12/15/2027
c
40,025
167,000 6.000%,  1/15/2029
c
155,052
191,000 5.250%,  5/15/2030
c
166,566

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Consumer Non-Cyclical (0.6%) - continued
$ 75,000 4.750%,  2/15/2031
c
$ 61,687
92,000 10.875%,  1/15/2032
c
98,899
Conagra Brands, Inc.
434,000 1.375%,  11/1/2027 388,901
Concentra Escrow Issuer
Corporation
32,000 6.875%,  7/15/2032
c
32,970
Constellation Brands, Inc.
299,000 3.600%,  2/15/2028 287,408
192,000 2.875%,  5/1/2030 173,232
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
207,000 4.750%,  1/15/2029
c
198,058
116,000 6.625%,  7/15/2030
c
119,113
CVS Health Corporation
259,000 4.780%,  3/25/2038 237,902
759,000 6.000%,  6/1/2044 762,914
Edgewell Personal Care Company
125,000 5.500%,  6/1/2028
c
122,536
Eli Lilly & Company
169,000 4.950%,  2/27/2063 161,144
Embecta Corporation
54,000 6.750%,  2/15/2030
c
48,150
Encompass Health Corporation
240,000 4.500%,  2/1/2028 232,028
Endo Finance Holdings, Inc.
64,000 8.500%,  4/15/2031
a,c
67,451
Energizer Holdings, Inc.
171,000 4.750%,  6/15/2028
c
162,204
Fortrea Holdings, Inc.
91,000 7.500%,  7/1/2030
a,c
92,304
GE HealthCare Technologies, Inc.
281,000 6.377%,  11/22/2052
i
312,843
General Mills, Inc.
91,000 4.950%,  3/29/2033 90,702
HCA, Inc.
396,000 3.500%,  9/1/2030 365,339
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
65,000 7.875%,  9/1/2025
a,c
64,576
HLF Financing SARL, LLC/
Herbalife International, Inc.
118,000 4.875%,  6/1/2029
c
80,240
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
c
377,850
Jazz Securities DAC
47,000 4.375%,  1/15/2029
c
44,140
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
227,000 5.500%,  1/15/2030 226,197
392,000 3.000%,  5/15/2032 327,057
Johnson & Johnson
258,000 5.250%,  6/1/2054 266,369
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
63,000 9.000%,  2/15/2029
c
64,655
Keurig Dr Pepper, Inc.
482,000 5.200%,  3/15/2031 491,235
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 319,950
Principal
Amount Long-Term Fixed Income (19.7%) Value
Consumer Non-Cyclical (0.6%) - continued
Kraft Heinz Foods Company
$ 234,000 4.375%,  6/1/2046 $ 196,562
Legacy LifePoint Health, LLC
70,000 4.375%,  2/15/2027
c
67,663
LifePoint Health, Inc.
125,000 9.875%,  8/15/2030
c
136,227
72,000 11.000%,  10/15/2030
c
80,809
Mattel, Inc.
286,000 5.450%,  11/1/2041 262,912
Medline Borrower, LP/Medline Co-
Issuer, Inc.
144,000 6.250%,  4/1/2029
c
146,929
Medtronic, Inc.
343,000 4.375%,  3/15/2035 331,501
Mozart Debt Merger Sub, Inc.
129,000 3.875%,  4/1/2029
c
120,385
113,000 5.250%,  10/1/2029
c
109,225
MPH Acquisition Holdings, LLC
65,000 5.500%,  9/1/2028
c
50,742
Newell Brands, Inc.
66,000 6.375%,  9/15/2027
a
65,925
65,000 6.625%,  9/15/2029 65,213
Organon & Company/Organon
Foreign Debt Co-Issuer BV
91,000 4.125%,  4/30/2028
c
85,496
255,000 5.125%,  4/30/2031
c
234,676
Owens & Minor, Inc.
114,000 6.625%,  4/1/2030
a,c
106,489
PepsiCo, Inc.
225,000 4.200%,  7/18/2052 194,193
Performance Food Group, Inc.
95,000 4.250%,  8/1/2029
c
87,987
Perrigo Finance Unlimited
Company
100,000 4.900%,  6/15/2030 94,389
Pfizer Investment Enterprises,
Private Ltd.
511,000 5.300%,  5/19/2053 504,632
230,000 5.110%,  5/19/2043 224,102
Philip Morris International, Inc.
236,000 5.500%,  9/7/2030 244,628
120,000 5.125%,  2/13/2031 121,696
341,000 5.375%,  2/15/2033 347,804
Post Holdings, Inc.
95,000 4.625%,  4/15/2030
c
88,504
135,000 4.500%,  9/15/2031
c
122,771
Primo Water Holdings, Inc.
131,000 4.375%,  4/30/2029
c
121,991
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
c
196,692
Royalty Pharma plc
235,000 5.150%,  9/2/2029 236,596
Scotts Miracle-Gro Company
65,000 4.500%,  10/15/2029 60,465
Simmons Foods, Inc.
255,000 4.625%,  3/1/2029
c
229,471
Sotera Health Holdings, LLC
69,000 7.375%,  6/1/2031
c
70,383
Spectrum Brands, Inc.
15,000 3.875%,  3/15/2031
a,c
12,566
Star Parent, Inc.
54,000 9.000%,  10/1/2030
c
57,626

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Consumer Non-Cyclical (0.6%) - continued
Sysco Corporation
$ 325,000 6.600%,  4/1/2040 $ 358,376
Takeda Pharmaceutical Company,
Ltd.
340,000 3.175%,  7/9/2050 231,033
346,000 5.650%,  7/5/2044 347,076
Tenet Healthcare Corporation
405,000 5.125%,  11/1/2027 397,795
128,000 4.375%,  1/15/2030 120,074
139,000 6.750%,  5/15/2031 142,829
Teva Pharmaceutical Finance
Netherlands III BV
127,000 3.150%,  10/1/2026 120,269
US Acute Care Solutions, LLC
65,000 9.750%,  5/15/2029
c
64,446
Viterra Finance BV
295,000 3.200%,  4/21/2031
c
260,853
Wyeth, LLC
229,000 6.500%,  2/1/2034 257,239
Zoetis, Inc.
509,000 4.700%,  2/1/2043 464,800
Total 22,135,939
Energy (0.5%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
122,000 5.375%,  6/15/2029
c
119,292
Archrock Partners, LP/Archrock
Partners Finance Corporation
170,000 6.250%,  4/1/2028
c
169,591
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
131,000 8.250%,  12/31/2028
c
134,477
66,000 5.875%,  6/30/2029
c
64,732
Baytex Energy Corporation
115,000 8.500%,  4/30/2030
c
121,385
52,000 7.375%,  3/15/2032
c
53,103
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
105,000 7.000%,  7/15/2029
c
107,866
Borr IHC, Ltd./Borr Finance, LLC
156,117 10.375%,  11/15/2030
a,c
164,760
BP Capital Markets America, Inc.
613,000 2.939%,  6/4/2051 403,236
Buckeye Partners, LP
90,000 4.500%,  3/1/2028
c
85,845
130,000 6.875%,  7/1/2029
c
132,069
California Resources Corporation
79,000 8.250%,  6/15/2029
c
80,899
Canadian Natural Resources, Ltd.
168,000 2.950%,  7/15/2030 150,753
Cheniere Energy Partners, LP
911,000 4.500%,  10/1/2029 881,635
Cheniere Energy, Inc.
64,000 5.650%,  4/15/2034
c
65,035
Civitas Resources, Inc.
108,000 8.375%,  7/1/2028
c
113,390
42,000 8.625%,  11/1/2030
c
45,364
156,000 8.750%,  7/1/2031
c
167,759
CNX Resources Corporation
67,000 6.000%,  1/15/2029
c
66,321
Principal
Amount Long-Term Fixed Income (19.7%) Value
Energy (0.5%) - continued
Columbia Pipelines Holding
Company, LLC
$ 240,000 6.042%,  8/15/2028
c
$ 249,424
Columbia Pipelines Operating
Company, LLC
59,000 5.927%,  8/15/2030
c
61,569
Comstock Resources, Inc.
127,000 6.750%,  3/1/2029
c
122,714
115,000 5.875%,  1/15/2030
c
106,970
Continental Resources, Inc.
398,000 2.268%,  11/15/2026
c
374,878
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
c
123,729
Crescent Energy Finance, LLC
79,000 9.250%,  2/15/2028
c
83,399
196,000 7.625%,  4/1/2032
c
201,010
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
142,000 8.625%,  3/15/2029
c
147,522
Diamond Foreign Asset Company/
Diamond Finance, LLC
47,000 8.500%,  10/1/2030
c
50,034
Diamondback Energy, Inc.
356,000 5.750%,  4/18/2054 352,383
DT Midstream, Inc.
97,000 4.125%,  6/15/2029
c
90,676
Enbridge, Inc.
390,000 5.250%,  4/5/2027 394,725
Enerflex, Ltd.
94,000 9.000%,  10/15/2027
c
96,929
Energy Transfer, LP
154,000 8.000%,  5/15/2054
e
163,948
250,000 4.000%,  10/1/2027 243,884
215,000 4.900%,  3/15/2035 206,063
175,000 5.150%,  2/1/2043 157,684
445,000 6.000%,  6/15/2048 442,190
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 208,235
EQM Midstream Partners, LP
318,000 4.750%,  1/15/2031
c
300,253
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 335,352
Genesis Energy LP/Genesis
Energy Finance Corporation
106,000 8.875%,  4/15/2030 112,225
158,000 7.875%,  5/15/2032 161,340
Halliburton Company
297,000 4.850%,  11/15/2035 291,708
228,000 5.000%,  11/15/2045 212,088
Harvest Midstream I, LP
145,000 7.500%,  9/1/2028
c
148,386
96,000 7.500%,  5/15/2032
c
98,772
Hess Midstream Operations, LP
143,000 4.250%,  2/15/2030
c
132,721
Hilcorp Energy I, LP/Hilcorp
Finance Company
255,000 5.750%,  2/1/2029
c
250,727
64,000 6.000%,  4/15/2030
c
62,615
70,000 6.250%,  4/15/2032
c
68,091
Howard Midstream Energy
Partners, LLC
186,000 7.375%,  7/15/2032
c
191,566

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Energy (0.5%) - continued
ITT Holdings, LLC
$ 135,000 6.500%,  8/1/2029
c
$ 126,676
Kodiak Gas Services, LLC
79,000 7.250%,  2/15/2029
c
81,267
Kraken Oil & Gas Partners, LLC
85,000 7.625%,  8/15/2029
c
85,815
Laredo Petroleum, Inc.
199,000 7.750%,  7/31/2029
c
201,245
MEG Energy Corporation
151,000 5.875%,  2/1/2029
c
149,118
MPLX, LP
455,000 4.950%,  9/1/2032 445,549
84,000 5.000%,  3/1/2033 82,186
Nabors Industries, Inc.
64,000 7.375%,  5/15/2027
c
65,173
162,000 9.125%,  1/31/2030
c
173,066
National Fuel Gas Company
415,000 5.500%,  1/15/2026 416,282
New Fortress Energy, Inc.
46,000 6.750%,  9/15/2025
c
45,223
52,000 8.750%,  3/15/2029
a,c
47,151
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
52,000 8.125%,  2/15/2029
c
52,700
78,000 8.375%,  2/15/2032
c
79,704
Noble Finance II, LLC
64,000 8.000%,  4/15/2030
c
67,211
Northern Oil and Gas, Inc.
116,000 8.750%,  6/15/2031
c
122,259
NuStar Logistics, LP
127,000 6.375%,  10/1/2030 129,613
Occidental Petroleum Corporation
218,000 5.000%,  8/1/2027 218,750
601,000 7.875%,  9/15/2031 687,171
ONEOK, Inc.
121,000 5.000%,  3/1/2026 120,967
Ovintiv, Inc.
397,000 5.375%,  1/1/2026 397,453
235,000 6.250%,  7/15/2033 245,778
PBF Holding Company, LLC/PBF
Finance Corporation
95,000 6.000%,  2/15/2028 93,188
Permian Resources Operating,
LLC
125,000 6.250%,  2/1/2033
c,g
125,940
Prairie Acquiror, LP
105,000 9.000%,  8/1/2029
c
108,264
Precision Drilling Corporation
115,000 6.875%,  1/15/2029
c
114,972
Range Resources Corporation
94,000 4.750%,  2/15/2030
c
89,037
Rockies Express Pipeline, LLC
164,000 4.950%,  7/15/2029
c
156,843
Saturn Oil & Gas, Inc.
79,000 9.625%,  6/15/2029
c
81,183
Schlumberger Holdings
Corporation
186,000 5.000%,  5/29/2027
c
187,382
SM Energy Company
105,000 6.500%,  7/15/2028 104,752
46,000 7.000%,  8/1/2032
c
46,499
Southwestern Energy Company
80,000 4.750%,  2/1/2032 74,759
Principal
Amount Long-Term Fixed Income (19.7%) Value
Energy (0.5%) - continued
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
$ 64,000 5.875%,  3/1/2027 $ 63,483
Suncor Energy, Inc.
376,000 7.150%,  2/1/2032 419,995
Sunoco, LP
191,000 7.000%,  5/1/2029
c
196,589
Sunoco, LP/Sunoco Finance
Corporation
94,000 5.875%,  3/15/2028 93,640
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
215,000 5.500%,  1/15/2028
c
207,443
95,000 7.375%,  2/15/2029
c
96,246
Talos Production, Inc.
67,000 9.000%,  2/1/2029
c
70,596
Targa Resources Corporation
400,000 4.200%,  2/1/2033 367,936
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
c
138,827
TGNR Intermediate Holdings, LLC
123,000 5.500%,  10/15/2029
c
116,634
Transocean, Inc.
153,000 8.750%,  2/15/2030
c
160,716
USA Compression Partners, LP/
USA Compression Finance
Corporation
114,000 7.125%,  3/15/2029
c
116,015
Valaris, Ltd.
116,000 8.375%,  4/30/2030
c
121,459
Venture Global Calcasieu Pass,
LLC
147,000 3.875%,  8/15/2029
c
135,913
85,000 4.125%,  8/15/2031
c
77,269
Venture Global LNG, Inc.
236,000 8.125%,  6/1/2028
c
245,779
94,000 7.000%,  1/15/2030
c
94,982
236,000 8.375%,  6/1/2031
c
248,005
281,000 9.875%,  2/1/2032
c
311,934
Viridien SA
32,000 8.750%,  4/1/2027
c
30,745
Western Midstream Operating, LP
234,000 6.350%,  1/15/2029 244,571
114,000 6.150%,  4/1/2033 118,440
Williams Companies, Inc.
228,000 5.300%,  8/15/2052 216,691
420,000 7.500%,  1/15/2031 471,949
Total 18,960,355
Financials (1.7%)
Acrisure, LLC/Acrisure Finance,
Inc.
44,000 4.250%,  2/15/2029
c
40,492
65,000 7.500%,  11/6/2030
c
65,970
AEGON Funding Company, LLC
383,000 5.500%,  4/16/2027
c
384,568
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
259,000 6.100%,  1/15/2027 265,284
425,000 3.875%,  1/23/2028 409,726
265,000 3.400%,  10/29/2033 228,762

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Financials (1.7%) - continued
AG TTMT Escrow Issuer, LLC
$ 50,000 8.625%,  9/30/2027
c
$ 51,052
Agree, LP
199,000 5.625%,  6/15/2034 202,048
Air Lease Corporation
537,000 3.000%,  2/1/2030 486,800
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
c
373,080
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
64,000 4.250%,  10/15/2027
c
60,906
129,000 6.750%,  4/15/2028
c
129,639
93,000 7.000%,  1/15/2031
c
94,677
Ally Financial, Inc.
400,000 5.750%,  11/20/2025 401,417
400,000 8.000%,  11/1/2031 450,114
99,000 6.700%,  2/14/2033 101,760
American Express Company
127,000 5.098%,  2/16/2028
e
127,673
258,000 5.043%,  7/26/2028
e
259,741
American Homes 4 Rent, LP
433,000 2.375%,  7/15/2031 360,370
American International Group, Inc.
469,000 5.125%,  3/27/2033 472,932
AmWINS Group, Inc.
52,000 6.375%,  2/15/2029
c
52,753
155,000 4.875%,  6/30/2029
c
146,151
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
c,e
227,056
Aon North America, Inc.
185,000 5.750%,  3/1/2054 186,612
Apollo Debt Solutions BDC
291,000 6.700%,  7/29/2031
c
294,426
Ares Capital Corporation
170,000 3.250%,  7/15/2025 166,252
375,000 3.875%,  1/15/2026 365,454
241,000 2.150%,  7/15/2026 225,549
203,000 5.875%,  3/1/2029 203,706
Arthur J. Gallagher & Company
59,000 6.750%,  2/15/2054 66,730
95,000 5.750%,  7/15/2054 95,193
Associated Banc-Corp
325,000 4.250%,  1/15/2025 322,004
Australia & New Zealand Banking
Group, Ltd.
300,000 2.950%,  7/22/2030
c,e
292,455
Avolon Holdings Funding, Ltd.
130,000 4.250%,  4/15/2026
c
127,543
288,000 5.750%,  3/1/2029
c
293,166
Banco Santander Mexico SA
225,000 5.375%,  4/17/2025
c
224,246
Banco Santander SA
400,000 4.175%,  3/24/2028
e
389,858
Bank of America Corporation
408,000 5.080%,  1/20/2027
e
408,248
325,000 1.734%,  7/22/2027
e
305,070
297,000 3.824%,  1/20/2028
e
289,428
199,000 5.202%,  4/25/2029
e
201,430
300,000 2.087%,  6/14/2029
e
271,183
150,000 3.974%,  2/7/2030
e
144,464
350,000 2.496%,  2/13/2031
e
309,028
600,000 1.922%,  10/24/2031
e
502,794
343,000 2.972%,  2/4/2033
e
297,382
Principal
Amount Long-Term Fixed Income (19.7%) Value
Financials (1.7%) - continued
$ 685,000 4.571%,  4/27/2033
e
$ 661,445
352,000 5.872%,  9/15/2034
e
369,402
143,000 5.468%,  1/23/2035
e
146,222
455,000 3.846%,  3/8/2037
e
409,436
Bank of Montreal
116,000 5.266%,  12/11/2026 117,393
Bank of New York Mellon
Corporation
243,000 6.317%,  10/25/2029
e
257,766
Bank of Nova Scotia
112,000 4.850%,  2/1/2030 112,556
Barclays plc
64,000 6.125%,  12/15/2025
e,j
63,181
345,000 6.496%,  9/13/2027
e
354,561
350,000 4.972%,  5/16/2029
e
348,870
340,000 5.746%,  8/9/2033
e
347,874
Belrose Funding Trust
500,000 2.330%,  8/15/2030
c
418,009
Berkshire Hathaway Finance
Corporation
456,000 2.850%,  10/15/2050 304,523
BlackRock Funding, Inc.
125,000 5.250%,  3/14/2054 124,059
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 336,171
231,000 6.250%,  1/25/2031
c
235,114
Blue Owl Capital Corporation II
176,000 8.450%,  11/15/2026
c
183,621
Blue Owl Credit Income
Corporation
286,000 4.700%,  2/8/2027 276,885
Blue Owl Technology Finance
Corporation
150,000 4.750%,  12/15/2025
c
146,273
Blue Owl Technology Finance
Corporation II
248,000 6.750%,  4/4/2029
c
246,871
BNP Paribas SA
572,000 3.132%,  1/20/2033
c,e
495,983
BPCE SA
588,000 3.500%,  10/23/2027
c
559,491
Burford Capital Global Finance,
LLC
151,000 9.250%,  7/1/2031
c
160,901
Camden Property Trust
311,000 3.150%,  7/1/2029 289,108
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 418,903
85,000 5.700%,  2/1/2030
a,e
86,729
Castlelake Aviation Finance DAC
102,000 5.000%,  4/15/2027
c
99,356
Centene Corporation
852,000 2.625%,  8/1/2031 710,178
Charles Schwab Corporation
530,000 2.450%,  3/3/2027 499,976
234,000 6.136%,  8/24/2034
e
247,816
Chubb INA Holdings, LLC
225,000 4.350%,  11/3/2045 198,378
Citibank NA
350,000 5.438%,  4/30/2026 353,201
385,000 4.929%,  8/6/2026
g
385,903
Citigroup, Inc.
304,000 3.200%,  10/21/2026 293,527

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Financials (1.7%) - continued
$ 468,000 3.668%,  7/24/2028
e
$ 452,124
228,000 4.125%,  7/25/2028 221,806
99,000 3.520%,  10/27/2028
e
94,937
148,000 5.174%,  2/13/2030
e
149,628
484,000 4.910%,  5/24/2033
e
475,435
287,000 6.174%,  5/25/2034
e
297,937
Citizens Financial Group, Inc.
167,000 5.718%,  7/23/2032
e
169,056
CNA Financial Corporation
177,000 5.125%,  2/15/2034 175,921
Comerica, Inc.
90,000 5.982%,  1/30/2030
e
90,228
Cooperatieve Rabobank UA
455,000 5.564%,  2/28/2029
c,e
463,884
Corebridge Financial, Inc.
171,000 4.350%,  4/5/2042 145,569
Credit Acceptance Corporation
118,000 9.250%,  12/15/2028
c
125,923
Credit Agricole SA
400,000 6.875%,  9/23/2024
c,e,j
399,683
Credit Suisse Group AG
350,000 7.250%,  N/A
*,k
38,500
Deutsche Bank AG/New York, NY
255,000 6.819%,  11/20/2029
e
269,748
525,000 3.729%,  1/14/2032
e
454,743
Discover Bank
480,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
e
481,222
Diversified Healthcare Trust
76,000 Zero Coupon,  1/15/2026
c
67,209
Drawbridge Special Opportunities
Fund, LP
226,000 3.875%,  2/15/2026
c
217,276
Elevance Health, Inc.
460,000 3.125%,  5/15/2050 315,990
306,000 4.625%,  5/15/2042 276,875
EPR Properties
210,000 4.950%,  4/15/2028 205,555
Equitable Holdings, Inc.
88,000 4.572%,  2/15/2029
c
86,613
Fairfax Financial Holdings, Ltd.
252,000 6.350%,  3/22/2054
c
259,205
Fifth Third Bancorp
179,000 6.339%,  7/27/2029
e
186,556
First Horizon Bank
300,000 5.750%,  5/1/2030
a
294,805
FirstCash, Inc.
162,000 5.625%,  1/1/2030
c
157,353
First-Citizens Bank & Trust
Company
210,000 6.125%,  3/9/2028 216,652
Five Corners Funding Trust IV
227,000 5.997%,  2/15/2053
c
237,356
Fortress Transportation and
Infrastructure Investors, LLC
68,000 5.500%,  5/1/2028
c
66,668
118,000 7.000%,  5/1/2031
c
121,660
92,000 7.000%,  6/15/2032
c
94,881
Freedom Mortgage Corporation
59,000 7.625%,  5/1/2026
c
59,065
Freedom Mortgage Holdings, LLC
151,000 9.250%,  2/1/2029
c
152,081
65,000 9.125%,  5/15/2031
c
63,944
Principal
Amount Long-Term Fixed Income (19.7%) Value
Financials (1.7%) - continued
FS KKR Capital Corporation
$ 325,000 3.400%,  1/15/2026 $ 312,616
GGAM Finance, Ltd.
115,000 7.750%,  5/15/2026
c
117,759
66,000 8.000%,  6/15/2028
c
69,851
52,000 6.875%,  4/15/2029
c
53,167
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
192,000 3.750%,  12/15/2027
c
173,767
goeasy, Ltd.
95,000 9.250%,  12/1/2028
c
101,880
66,000 7.625%,  7/1/2029
c
67,508
Goldman Sachs Bank USA/New
York, NY
386,000 5.414%,  5/21/2027
e
388,725
Goldman Sachs BDC, Inc.
153,000 6.375%,  3/11/2027 156,414
Goldman Sachs Group, Inc.
320,000 1.948%,  10/21/2027
e
299,450
356,000 6.484%,  10/24/2029
e
376,716
145,000 1.992%,  1/27/2032
e
120,218
898,000 3.102%,  2/24/2033
e
784,340
Health Care Service Corporation
284,000 5.450%,  6/15/2034
c
287,057
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 86,016
Highwoods Realty, LP
235,000 7.650%,  2/1/2034 259,001
HSBC Holdings plc
350,000 5.402%,  8/11/2033
e
353,326
HUB International, Ltd.
185,000 7.250%,  6/15/2030
c
190,805
Huntington Bancshares, Inc./OH
290,000 5.709%,  2/2/2035
e
293,178
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
115,000 6.250%,  5/15/2026 114,630
262,000 5.250%,  5/15/2027 251,282
Intesa Sanpaolo SPA
79,000 4.198%,  6/1/2032
c,e
68,398
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 232,307
J.P. Morgan Chase & Company
98,000 4.000%,  4/1/2025
e,j
95,805
239,000 1.040%,  2/4/2027
e
225,210
456,000 1.578%,  4/22/2027
e
430,403
460,000 2.947%,  2/24/2028
e
438,980
411,000 4.979%,  7/22/2028
e
413,119
575,000 4.203%,  7/23/2029
e
562,222
425,000 2.522%,  4/22/2031
e
376,004
450,000 1.953%,  2/4/2032
e
375,017
457,000 4.586%,  4/26/2033
e
444,135
342,000 4.912%,  7/25/2033
e
338,795
294,000 5.766%,  4/22/2035
e
308,132
J.P. Morgan Chase Bank NA
250,000 5.110%,  12/8/2026 252,202
Jackson National Life Global
Funding
318,000 5.550%,  7/2/2027
c
322,297
Jane Street Group/JSG Finance,
Inc.
105,000 4.500%,  11/15/2029
c
99,396

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Financials (1.7%) - continued
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
$ 47,000 5.000%,  8/15/2028
c
$ 43,652
Jefferson Capital Holdings, LLC
52,000 6.000%,  8/15/2026
c
51,630
131,000 9.500%,  2/15/2029
c
137,443
KeyBank NA/Cleveland, OH
308,000 5.000%,  1/26/2033 291,599
KeyCorp
168,000
6.616%,  (SOFRINDX +
1.250%), 5/23/2025
e
168,163
Kilroy Realty, LP
118,000 4.250%,  8/15/2029 109,533
105,000 6.250%,  1/15/2036 103,452
Kite Realty Group, LP
85,000 5.500%,  3/1/2034 85,336
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
65,000 4.250%,  2/1/2027
c
62,897
174,000 4.750%,  6/15/2029
c
165,374
Liberty Mutual Group, Inc.
35,000 4.125%,  12/15/2051
c,e
32,759
Lloyds Banking Group plc
340,000 5.871%,  3/6/2029
e
350,169
Macquarie Airfinance Holdings,
Ltd.
253,000 6.400%,  3/26/2029
c
259,654
32,000 6.500%,  3/26/2031
c
33,210
Manufacturers & Traders Trust
Company
341,000 4.700%,  1/27/2028 335,585
Marsh & McLennan Companies,
Inc.
84,000 5.450%,  3/15/2053 84,092
239,000 5.400%,  9/15/2033 248,837
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
c
328,457
Mitsubishi UFJ Financial Group,
Inc.
339,000 5.422%,  2/22/2029
e
345,687
350,000 2.048%,  7/17/2030 299,980
Molina Healthcare, Inc.
122,000 4.375%,  6/15/2028
c
116,140
Morgan Stanley
450,000 4.350%,  9/8/2026 444,582
468,000 3.591%,  7/22/2028
e
450,153
227,000 5.164%,  4/20/2029
e
229,285
440,000 3.622%,  4/1/2031
e
412,414
227,000 5.250%,  4/21/2034
e
228,055
214,000 5.831%,  4/19/2035
e
223,586
400,000 5.297%,  4/20/2037
e
392,430
Morgan Stanley Direct Lending
Fund
204,000 6.150%,  5/17/2029
c
203,929
MPT Operating Partnership, LP/
MPT Finance Corporation
52,000 5.250%,  8/1/2026
a
46,708
138,000 4.625%,  8/1/2029
a
100,151
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 223,566
Principal
Amount Long-Term Fixed Income (19.7%) Value
Financials (1.7%) - continued
Nationstar Mortgage Holdings,
Inc.
$ 33,000 5.500%,  8/15/2028
c
$ 32,050
68,000 6.500%,  8/1/2029
c
67,900
102,000 5.125%,  12/15/2030
c
94,991
NatWest Group plc
225,000 4.445%,  5/8/2030
e
219,455
359,000 6.475%,  6/1/2034
e
372,207
Navient Corporation
38,000 5.000%,  3/15/2027 36,740
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
42,000 4.500%,  9/30/2028
c
38,239
New York Life Global Funding
337,000 4.550%,  1/28/2033
c
329,620
Nomura Holdings, Inc.
365,000 5.783%,  7/3/2034 375,204
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 394,874
375,000 3.375%,  2/1/2031 330,602
OneMain Finance Corporation
245,000 3.500%,  1/15/2027 231,530
297,000 3.875%,  9/15/2028 271,315
Panther Escrow Issuer, LLC
183,000 7.125%,  6/1/2031
c
187,778
Park Intermediate Holdings, LLC
182,000 4.875%,  5/15/2029
c
171,973
Pine Street Trust III
109,000 6.223%,  5/15/2054
c
112,035
PNC Financial Services Group,
Inc.
120,000 6.615%,  10/20/2027
e
124,278
364,000 5.492%,  5/14/2030
e
372,928
456,000 4.626%,  6/6/2033
e
435,436
PRA Group, Inc.
32,000 7.375%,  9/1/2025
c
31,973
100,000 8.375%,  2/1/2028
c
101,244
Prologis Targeted US Logistics
Fund, LP
240,000 5.250%,  4/1/2029
c
243,877
Prologis, LP
160,000 5.250%,  3/15/2054 154,701
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
e
408,189
Regency Centers, LP
350,000 4.125%,  3/15/2028 341,922
176,000 5.250%,  1/15/2034 176,445
Reinsurance Group of America,
Inc.
274,000 5.750%,  9/15/2034 280,275
RGA Global Funding
117,000 5.500%,  1/11/2031
c
119,699
RHP Hotel Properties, LP/RHP
Finance Corporation
32,000 4.750%,  10/15/2027 31,066
65,000 4.500%,  2/15/2029
c
61,580
RLJ Lodging Trust, LP
60,000 4.000%,  9/15/2029
c
53,541
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
215,000 3.625%,  3/1/2029
c
197,370
74,000 3.875%,  3/1/2031
c
65,825
93,000 4.000%,  10/15/2033
c
79,987

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Financials (1.7%) - continued
Ryan Specialty, LLC
$ 34,000 4.375%,  2/1/2030
c
$ 32,006
Santander Holdings USA, Inc.
113,000 6.499%,  3/9/2029
e
116,683
105,000 6.174%,  1/9/2030
e
108,014
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
e
561,823
Service Properties Trust
132,000 8.375%,  6/15/2029 131,409
97,000 8.625%,  11/15/2031
c
103,069
Simon Property Group, LP
400,000 3.800%,  7/15/2050 303,476
SLM Corporation
60,000 4.200%,  10/29/2025 58,904
Societe Generale SA
234,000 4.750%,  11/24/2025
c
230,806
Standard Chartered plc
399,000 1.822%,  11/23/2025
c,e
394,342
300,000 5.688%,  5/14/2028
c,e
304,075
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 219,170
338,000 5.710%,  1/13/2030 351,530
200,000 1.710%,  1/12/2031 163,555
Synchrony Financial
144,000 5.935%,  8/2/2030
e
144,887
67,000 7.250%,  2/2/2033 68,525
Synovus Bank
250,000 5.625%,  2/15/2028 247,361
Toronto-Dominion Bank
341,000 5.156%,  1/10/2028 345,859
296,000 5.523%,  7/17/2028 304,709
Truist Financial Corporation
230,000 6.047%,  6/8/2027
e
233,813
162,000 5.125%,  12/15/2027
e,j
152,871
270,000 5.122%,  1/26/2034
e
264,867
152,000 5.711%,  1/24/2035
e
155,408
U.S. Bancorp
228,000 5.727%,  10/21/2026
e
229,611
352,000 5.775%,  6/12/2029
e
362,508
89,000 5.836%,  6/12/2034
e
92,390
160,000 5.678%,  1/23/2035
e
164,344
UBS Group AG
600,000 2.193%,  6/5/2026
c,e
584,084
355,000 6.246%,  9/22/2029
c,e
370,806
282,000 3.091%,  5/14/2032
c,e
246,505
200,000 5.699%,  2/8/2035
c,e
204,651
UniCredit SPA
65,000 5.861%,  6/19/2032
c,e
64,463
United Wholesale Mortgage, LLC
175,000 5.500%,  4/15/2029
c
168,728
UnitedHealth Group, Inc.
228,000 5.875%,  2/15/2053 241,273
342,000 4.750%,  5/15/2052 309,155
Vornado Realty, LP
48,000 3.400%,  6/1/2031 39,112
Wells Fargo & Company
203,000 3.000%,  4/22/2026 196,744
304,000 3.000%,  10/23/2026 292,532
342,000 3.526%,  3/24/2028
e
330,059
256,000 5.707%,  4/22/2028
e
260,997
481,000 2.393%,  6/2/2028
e
449,136
236,000 5.574%,  7/25/2029
e
241,665
Principal
Amount Long-Term Fixed Income (19.7%) Value
Financials (1.7%) - continued
$ 187,000 5.389%,  4/24/2034
e
$ 189,175
550,000 4.900%,  11/17/2045 495,961
Willis North America, Inc.
456,000 4.650%,  6/15/2027 453,340
XHR, LP
64,000 4.875%,  6/1/2029
c
60,392
Total 63,261,240
Foreign Government (<0.1%)
NBN Company, Ltd.
375,000 2.625%,  5/5/2031
c
328,167
Saudi Arabian Oil Company
288,000 5.250%,  7/17/2034
c
289,434
Total 617,601
Mortgage-Backed Securities (6.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,733,306 2.000%,  1/1/2052 3,047,880
1,732,811 2.000%,  5/1/2051 1,414,897
6,586,428 2.500%,  5/1/2051 5,603,320
2,770,596 3.500%,  5/1/2052 2,532,718
3,114,164 4.000%,  5/1/2052 2,943,295
1,933,003 5.000%,  7/1/2053 1,914,636
1,660,789 5.500%,  7/1/2053 1,671,337
2,248,760 3.500%,  8/1/2052 2,051,065
1,970,679 5.000%,  8/1/2053 1,959,685
5,902,698 5.500%,  9/1/2053 5,965,229
2,327,526 3.500%,  9/1/2047
g
2,157,903
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,895,714 2.500%,  7/1/2030 1,801,693
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,226,856 3.000%,  12/1/2036 2,086,892
1,933,790 3.000%,  8/1/2038 1,821,318
2,797,622 3.500%,  5/1/2040 2,655,284
1,783,776 2.500%,  4/1/2042 1,567,242
726,004 2.000%,  5/1/2042 624,193
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,042,807 3.000%,  1/1/2052 6,195,004
752,834 2.000%,  2/1/2051 614,780
1,178,698 2.000%,  2/1/2051 962,549
1,961,428 2.500%,  2/1/2051 1,666,758
3,440,749 2.500%,  2/1/2051 2,910,012
13,189,240 2.000%,  3/1/2051 10,654,381
1,729,876 2.000%,  3/1/2051 1,402,045
5,027,528 4.000%,  3/1/2051 4,782,813
1,108,698 2.000%,  3/1/2052 904,895
7,353,628 3.000%,  3/1/2052 6,435,646
8,853,305 2.000%,  4/1/2051 7,137,165
4,396,937 3.000%,  4/1/2051 3,874,084
4,611,379 3.000%,  5/1/2050 4,097,273
1,399,698 2.000%,  5/1/2051 1,136,709
3,298,559 3.000%,  5/1/2051 2,941,161
7,311,900 2.000%,  6/1/2050 5,960,990
2,358,311 3.000%,  6/1/2050 2,110,185
1,299,543 4.000%,  6/1/2052 1,219,620
1,355,096 5.000%,  6/1/2053 1,345,442

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Mortgage-Backed Securities (6.3%) - continued
$ 5,106,006 2.500%,  7/1/2051 $ 4,369,836
1,886,781 3.500%,  7/1/2051 1,740,891
3,571,182 4.000%,  7/1/2052 3,351,749
3,584,984 3.500%,  8/1/2050 3,307,400
5,107,310 3.500%,  8/1/2052 4,640,347
6,536,135 4.500%,  8/1/2052 6,319,736
2,562,913 5.000%,  8/1/2053 2,544,650
2,536,202 2.500%,  9/1/2051 2,157,858
1,543,198 3.500%,  9/1/2052 1,411,869
2,835,906 3.500%,  9/1/2052 2,594,566
2,218,406 5.000%,  9/1/2052 2,187,727
3,045,565 4.500%,  9/1/2053 2,938,909
1,963,304 4.500%,  9/1/2053 1,904,755
5,279,782 4.000%,  10/1/2052 4,971,969
1,369,931 2.000%,  11/1/2051 1,116,016
2,018,619 3.500%,  11/1/2052 1,847,448
5,683,602 2.000%,  12/1/2050 4,624,182
8,764,403 2.500%,  12/1/2051 7,433,521
3,926,329 4.500%,  12/1/2052 3,813,323
4,100,000 6.000%,  8/1/2041
g
4,158,140
13,200,000 5.500%,  8/1/2042
g
13,220,213
2,697,330 3.500%,  12/1/2047
g
2,502,943
5,950,000 4.000%,  8/1/2048
g
5,575,658
3,475,000 4.500%,  8/1/2048
g
3,347,191
16,100,000 5.000%,  8/1/2048 15,853,877
7,150,000 3.000%,  8/1/2049
g
6,238,650
6,350,000 3.500%,  8/1/2049
g
5,760,985
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,918,020 2.500%,  3/1/2062 4,781,523
1,791,405 3.500%,  7/1/2061 1,598,623
2,716,490 4.000%,  12/1/2061 2,515,036
Total 236,999,690
Technology (0.4%)
Advanced Micro Devices, Inc.
228,000 4.393%,  6/1/2052 201,446
Amentum Escrow Corporation
102,000 7.250%,  8/1/2032
c,g
104,173
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 473,482
Apple, Inc.
400,000 2.650%,  2/8/2051 262,312
746,000 3.750%,  9/12/2047 617,568
Block, Inc.
226,000 6.500%,  5/15/2032
c
229,662
Boost Newco Borrower, LLC
161,000 7.500%,  1/15/2031
c
169,577
Broadcom, Inc.
374,000 5.050%,  7/12/2027 377,348
75,000 3.469%,  4/15/2034
c
65,499
457,000 3.137%,  11/15/2035
c
377,127
380,000 3.187%,  11/15/2036
c
309,937
275,000 4.926%,  5/15/2037
c
265,376
Cisco Systems, Inc.
124,000 5.300%,  2/26/2054 124,969
123,000 4.950%,  2/26/2031 125,730
Clarivate Science Holdings
Corporation
70,000 3.875%,  7/1/2028
c
65,659
Cloud Software Group, Inc.
342,000 6.500%,  3/31/2029
c
333,364
Principal
Amount Long-Term Fixed Income (19.7%) Value
Technology (0.4%) - continued
Consensus Cloud Solutions, Inc.
$ 33,000 6.000%,  10/15/2026
c
$ 32,333
CoreLogic, Inc.
39,000 4.500%,  5/1/2028
c
35,976
Dell International, LLC/EMC
Corporation
244,000 6.020%,  6/15/2026 248,009
Dell, Inc.
215,000 6.500%,  4/15/2038 230,019
Dye & Durham, Ltd.
98,000 8.625%,  4/15/2029
c
100,279
Fiserv, Inc.
114,000 2.250%,  6/1/2027 106,617
238,000 2.650%,  6/1/2030 212,510
243,000 5.350%,  3/15/2031 249,420
198,000 5.600%,  3/2/2033 204,910
Foundry JV Holdco, LLC
300,000 5.900%,  1/25/2030
c
310,664
Gen Digital, Inc.
5,000 6.750%,  9/30/2027
c
5,086
78,000 7.125%,  9/30/2030
a,c
80,637
Global Payments, Inc.
253,000 5.950%,  8/15/2052 249,406
342,000 5.300%,  8/15/2029 345,580
II-VI, Inc.
56,000 5.000%,  12/15/2029
a,c
53,418
Intel Corporation
240,000 5.600%,  2/21/2054 238,532
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
c
135,715
190,000 4.875%,  9/15/2029
c
181,536
140,000 5.250%,  7/15/2030
c
134,737
164,000 4.500%,  2/15/2031
c
150,737
KLA Corporation
343,000 3.300%,  3/1/2050 248,457
Marvell Technology, Inc.
57,000 5.950%,  9/15/2033 59,888
Mastercard, Inc.
275,000 3.950%,  2/26/2048 229,425
Microchip Technology, Inc.
50,000 5.050%,  3/15/2029 50,556
Micron Technology, Inc.
125,000 5.300%,  1/15/2031 127,220
Microsoft Corporation
161,000 3.041%,  3/17/2062 110,126
403,000 2.500%,  9/15/2050 259,671
352,000 3.700%,  8/8/2046 297,869
NCR Atleos Corporation
52,000 9.500%,  4/1/2029
c
56,806
NCR Voyix Corporation
97,000 5.000%,  10/1/2028
c
92,754
176,000 5.125%,  4/15/2029
c
168,147
Neptune Bidco US, Inc.
133,000 9.290%,  4/15/2029
c
130,256
Newfold Digital Holdings Group,
Inc.
39,000 11.750%,  10/15/2028
c
39,409
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 118,095
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029 150,537
305,000 3.250%,  5/11/2041 227,899

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Technology (0.4%) - continued
Open Text Corporation
$ 134,000 3.875%,  12/1/2029
c
$ 121,636
Open Text Holdings, Inc.
175,000 4.125%,  2/15/2030
c
159,617
Oracle Corporation
228,000 6.900%,  11/9/2052 261,597
311,000 6.150%,  11/9/2029 331,165
420,000 3.850%,  7/15/2036 363,605
663,000 4.000%,  7/15/2046 522,041
PayPal Holdings, Inc.
222,000 5.500%,  6/1/2054 221,391
Pitney Bowes, Inc.
33,000 6.875%,  3/15/2027
a,c
32,638
PTC, Inc.
60,000 4.000%,  2/15/2028
c
56,827
RingCentral, Inc.
118,000 8.500%,  8/15/2030
c
123,978
Rocket Software, Inc.
79,000 9.000%,  11/28/2028
c
81,311
Roper Technologies, Inc.
298,000 1.750%,  2/15/2031 245,669
Seagate HDD Cayman
136,475 9.625%,  12/1/2032 156,287
Sensata Technologies BV
72,000 4.000%,  4/15/2029
c
66,721
Sensata Technologies, Inc.
38,000 3.750%,  2/15/2031
c
33,563
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
50,000 4.625%,  11/1/2026
c
48,797
SK Hynix, Inc.
200,000 5.500%,  1/16/2027
c
201,557
SS&C Technologies, Inc.
186,000 5.500%,  9/30/2027
c
184,250
Texas Instruments, Inc.
227,000 5.050%,  5/18/2063 217,529
UKG, Inc.
131,000 6.875%,  2/1/2031
c
134,646
Verisk Analytics, Inc.
198,000 5.250%,  6/5/2034 199,879
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
c
102,334
Visa, Inc.
470,000 2.700%,  4/15/2040 352,558
VMware, LLC
208,000 4.650%,  5/15/2027 207,011
335,000 2.200%,  8/15/2031 279,792
Xerox Holdings Corporation
16,000 5.000%,  8/15/2025
c
15,723
258,000 5.500%,  8/15/2028
c
218,892
Total 14,717,479
Transportation (0.1%)
Air Canada
129,000 3.875%,  8/15/2026
c
124,077
American Airlines Group, Inc.
40,000 3.750%,  3/1/2025
c
39,347
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
306,250 5.500%,  4/20/2026
c
304,199
63,645 5.750%,  4/20/2029
c
62,194
Principal
Amount Long-Term Fixed Income (19.7%) Value
Transportation (0.1%) - continued
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
$ 75,000 5.375%,  3/1/2029
a,c
$ 68,646
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 202,211
235,000 5.750%,  5/1/2040 246,701
230,000 4.450%,  3/15/2043 207,279
Canadian Pacific Railway
Company
228,000 4.700%,  5/1/2048 201,758
CSX Corporation
270,000 3.800%,  4/15/2050 212,574
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
479,000 4.750%,  10/20/2028
c
474,201
ERAC USA Finance, LLC
227,000 5.400%,  5/1/2053
c
225,090
Hawaiian Brand Intellectual
Property, Ltd./HawaiianMiles
Loyalty, Ltd.
59,400 11.000%,  4/15/2029
c
56,638
Mileage Plus Holdings, LLC
342,600 6.500%,  6/20/2027
c
345,644
Penske Truck Leasing Company,
LP/PTL Finance Corporation
258,000 5.750%,  5/24/2026
c
260,581
Rand Parent, LLC
121,000 8.500%,  2/15/2030
a,c
119,653
RXO, Inc.
141,000 7.500%,  11/15/2027
c
144,878
Southwest Airlines Company
353,000 2.625%,  2/10/2030 312,539
Stena International SA
104,000 7.250%,  1/15/2031
c
106,389
Union Pacific Corporation
455,000 2.973%,  9/16/2062 280,129
United Airlines, Inc.
129,000 4.375%,  4/15/2026
c
125,773
65,000 4.625%,  4/15/2029
c
61,428
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
35,000 7.875%,  5/1/2027
c
31,681
138,000 6.375%,  2/1/2030
a,c
109,927
Total 4,323,537
U.S. Government & Agencies (6.5%)
U.S. Treasury Bonds
2,881,000 3.625%,  5/15/2053 2,531,679
4,600,000 1.625%,  11/15/2050 2,605,109
3,300,000 4.750%,  11/15/2053 3,522,234
5,090,000 5.250%,  11/15/2028 5,356,032
1,175,000 4.375%,  5/15/2040 1,195,333
10,800,000 1.375%,  11/15/2040 7,077,797
560,000 3.000%,  5/15/2042 464,100
1,072,000 3.375%,  5/15/2044 920,412
15,871,000 2.500%,  5/15/2046 11,534,993
13,950,000 2.875%,  5/15/2049 10,639,600
U.S. Treasury Notes
5,740,000 2.250%,  11/15/2024 5,690,268
6,340,000 2.125%,  11/30/2024 6,275,609
700,000 1.375%,  1/31/2025 687,378
16,300,000 3.875%,  3/31/2025 16,186,155
4,625,000 0.250%,  8/31/2025 4,409,287
1,100,000 5.000%,  8/31/2025 1,103,051

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
U.S. Government & Agencies (6.5%) -
continued
$ 6,500,000 4.250%,  12/31/2025 $ 6,475,879
9,100,000 2.625%,  1/31/2026 8,857,926
9,100,000 0.500%,  2/28/2026 8,557,555
23,740,000 2.500%,  2/28/2026 23,039,855
19,300,000 4.625%,  2/28/2026 19,349,758
16,600,000 4.500%,  3/31/2026 16,623,992
7,450,000 0.500%,  4/30/2027 6,760,002
2,055,000 2.250%,  11/15/2027 1,942,296
9,775,000 3.875%,  12/31/2027 9,731,089
1,700,000 0.750%,  1/31/2028 1,520,438
10,200,000 3.500%,  1/31/2028 10,029,070
5,400,000 3.625%,  3/31/2028 5,331,445
21,400,000 2.875%,  5/15/2028 20,553,195
1,100,000 4.375%,  8/31/2028 1,116,414
3,300,000 3.750%,  12/31/2028 3,272,543
9,780,000 1.375%,  11/15/2031 8,176,233
10,800,000 4.125%,  11/15/2032 10,882,688
1,200,000 4.500%,  11/15/2033 1,241,250
Total 243,660,665
Utilities (0.4%)
AES Corporation
456,000 3.950%,  7/15/2030
c
423,552
Ameren Illinois Company
257,000 4.500%,  3/15/2049 224,634
American Electric Power
Company, Inc.
242,000 5.200%,  1/15/2029 245,175
198,000 5.625%,  3/1/2033 203,088
American Water Capital
Corporation
241,000 5.450%,  3/1/2054 239,111
Appalachian Power Company
155,000 3.300%,  6/1/2027 148,482
Atmos Energy Corporation
178,000 5.900%,  11/15/2033 189,925
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 239,386
Calpine Corporation
131,000 4.500%,  2/15/2028
c
125,491
CenterPoint Energy Resources
Corporation
400,000 1.750%,  10/1/2030 333,815
CenterPoint Energy, Inc.
107,000 4.250%,  11/1/2028 103,503
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 228,960
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 99,365
425,000 4.125%,  5/15/2049 345,020
Constellation Energy Generation,
LLC
120,000 6.125%,  1/15/2034 128,037
Consumers Energy Company
380,000 4.350%,  4/15/2049 329,767
Dominion Energy, Inc.
32,000 6.875%,  2/1/2055
e
33,218
32,000 7.000%,  6/1/2054
e
33,606
DTE Electric Company
215,000 3.700%,  3/15/2045 171,159
245,000 3.700%,  6/1/2046 191,161
Principal
Amount Long-Term Fixed Income (19.7%) Value
Utilities (0.4%) - continued
Duke Energy Carolinas, LLC
$ 435,000 3.700%,  12/1/2047 $ 330,870
Duke Energy Corporation
378,000 5.450%,  6/15/2034 383,695
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 241,173
Edison International
325,000 5.750%,  6/15/2027 331,184
Enel Finance International NV
315,000 5.125%,  6/26/2029
c
316,479
Eversource Energy
284,000 4.750%,  5/15/2026 282,748
Exelon Corporation
265,000 4.700%,  4/15/2050 231,367
459,000 4.450%,  4/15/2046 391,663
FirstEnergy Corporation
285,000 4.850%,  7/15/2047 250,508
Georgia Power Company
193,000 4.950%,  5/17/2033 193,022
122,000 5.250%,  3/15/2034 124,628
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 143,961
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
c
233,714
MidAmerican Energy Company
267,000 5.850%,  9/15/2054 281,193
National Rural Utilities Cooperative
Finance Corporation
153,000 3.700%,  3/15/2029 147,155
NextEra Energy Operating
Partners, LP
239,000 3.875%,  10/15/2026
c
229,358
NiSource, Inc.
435,000 5.650%,  2/1/2045 432,286
NRG Energy, Inc.
49,000 3.375%,  2/15/2029
c
44,100
65,000 5.250%,  6/15/2029
c
63,203
Pacific Gas and Electric Company
265,000 3.300%,  12/1/2027 250,674
241,000 5.550%,  5/15/2029 246,162
195,000 4.550%,  7/1/2030 188,712
238,000 6.950%,  3/15/2034 262,559
125,000 5.800%,  5/15/2034 127,451
PG&E Corporation
151,000 5.000%,  7/1/2028 147,286
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 191,261
Public Service Company of
Colorado
299,000 4.500%,  6/1/2052 250,866
Public Service Enterprise Group,
Inc.
239,000 5.875%,  10/15/2028 248,482
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 447,293
Southern California Edison
Company
320,000 4.000%,  4/1/2047 253,761
Southern Company
456,000 5.113%,  8/1/2027 459,616

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.7%) Value
Utilities (0.4%) - continued
Southern Company Gas Capital
Corporation
$ 190,000 4.400%,  5/30/2047 $ 159,169
Southwestern Electric Power
Company
190,000 3.900%,  4/1/2045 145,135
Talen Energy Supply, LLC
112,000 8.625%,  6/1/2030
c
120,694
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
c
226,461
Virginia Electric and Power
Company
85,000 5.350%,  1/15/2054 83,027
375,000 4.600%,  12/1/2048 325,536
Vistra Corporation
65,000 8.000%,  10/15/2026
c,e,j
66,536
162,000 7.000%,  12/15/2026
c,e,j
162,931
Vistra Operations Company, LLC
325,000 5.125%,  5/13/2025
c
323,368
396,000 5.000%,  7/31/2027
c
387,740
Xcel Energy, Inc.
179,000 4.600%,  6/1/2032 172,473
Total 13,935,955
Total Long-Term Fixed Income
(cost $772,272,798) 735,725,126
Shares Private Equity Funds ( 0.7% ) Value
Secondary (0.7%)
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,i
1,356,825
1 ASF IX, LP
*,b,i
3,131,491
1 ASF VIII Sidecar (Cayman), LP
*,b,i
99,404
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,i
1,686,394
1 LCP X (Offshore), LP
*,b,i
18,242,242
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,i
607,465
Total 25,123,821
Total Private Equity Funds
(cost $17,904,295) 25,123,821
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
7,657,098 Thrivent Cash Management Trust 7,657,098
Total Collateral Held for
Securities Loaned
(cost $7,657,098) 7,657,098
Shares or
Principal
Amount Short-Term Investments ( 13.9% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.210%, 9/23/2020
l,m
$ 99,213
900,000 5.250%, 8/7/2024
l,m
899,080
2,400,000 5.245%, 8/16/2024
l,m
2,394,395
5,200,000 5.248%, 8/21/2024
l,m
5,184,060
5,500,000 5.225%, 9/17/2024
l,m
5,461,537
13,100,000 5.231%, 9/18/2024
l,m
13,006,479
1,700,000 5.170%, 10/9/2024
l,m
1,683,075
1,500,000 5.195%, 10/18/2024
l,m
1,483,147
700,000 5.215%, 10/30/2024
l,m
690,940
500,000 5.105%, 11/22/2024
l,m
492,036
Thrivent Core Short-Term Reserve
Fund
48,743,044 5.600% 487,430,440
Total Short-Term Investments
(cost $518,697,503) 518,824,402
Total Investments (cost
$3,069,481,646) 101.3% $3,786,680,380
Other Assets and Liabilities, Net
(1.3%) (48,905,315)
Total Net Assets 100.0% $3,737,775,065
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $105,976,667 or 2.8% of
total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2024.
e Denotes variable rate securities. The rate shown is as of
July 31, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f All or a portion of the security is insured or guaranteed.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of July 31, 2024 was $25,162,321 or
0.67% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of July 31, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ –
ASF IX, LP  3/18/2024 1,929,355
ASF VIII Sidecar (Cayman), LP  6/28/2024 –
Credit Suisse Group AG  9/5/2018 350,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 1,110,000
LCP X (Offshore), LP  10/25/2023 14,864,940
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of July 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 3,552,114
Common Stock 3,921,938
Total lending $7,474,052
Gross amount payable upon return of
collateral for securities loaned $7,657,098
Net amounts due to counterparty $183,046
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,452,314,649 1,452,314,649 – –
U.S. Unaffiliated 28,118,981 28,118,981 – –
Common Stock
Communications Services 50,822,017 50,822,017 – –
Consumer Discretionary 80,579,172 80,579,172 – –
Consumer Staples 36,154,903 36,154,903 – –
Energy 34,958,234 34,958,234 – –
Financials 131,434,266 131,434,266 – –
Health Care 99,796,324 99,796,324 – –
Industrials 116,553,908 115,155,682 1,398,226 –
Information Technology 179,801,032 176,141,869 3,659,163 –
Materials 28,995,655 28,710,377 285,278 –
Real Estate 35,045,260 35,045,260 – –
Utilities 22,049,879 22,049,879 – –
Long-Term Fixed Income
Asset-Backed Securities 17,439,607 – 17,439,607 –
Basic Materials 5,292,832 – 5,292,832 –
Capital Goods 12,851,786 – 12,851,786 –
Collateralized Mortgage Obligations 28,484,982 – 28,484,982 –
Commercial Mortgage-Backed Securities 12,578,582 – 12,578,582 –
Communications Services 18,508,308 – 18,508,308 –
Consumer Cyclical 21,956,568 – 21,956,568 –
Consumer Non-Cyclical 22,135,939 – 21,823,096 312,843
Energy 18,960,355 – 18,960,355 –
Financials 63,261,240 – 63,261,240 –
Foreign Government 617,601 – 617,601 –
Mortgage-Backed Securities 236,999,690 – 236,999,690 –
Technology 14,717,479 – 14,717,479 –
Transportation 4,323,537 – 4,323,537 –
U.S. Government & Agencies 243,660,665 – 243,660,665 –
Utilities 13,935,955 – 13,935,955 –
Private Equity Funds
Secondary 25,123,821 – – 25,123,821
Short-Term Investments 31,393,962 – 31,393,962 –
Subtotal Investments in Securities $3,088,867,189 $2,291,281,613 $772,148,912 $25,436,664
Other Investments  * Total
Affiliated Short-Term Investments 487,430,440
U.S. Affiliated Registered Investment Cos. 202,725,653
Collateral Held for Securities Loaned 7,657,098
Subtotal Other Investments $697,813,191
Total Investments at Value $3,786,680,380
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Moderate Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 10,616,978 10,616,978 – –
Total Asset Derivatives $10,616,978 $10,616,978 $– $–
Liability Derivatives
Futures Contracts 26,054,449 25,899,633 154,816 –
Total Liability Derivatives $26,054,449 $25,899,633 $154,816 $–

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
at
The following table presents Moderate Allocation Fund's futures contracts held as of July 31, 2024. Investments and/or cash totaling $31,439,262 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 167 September 2024 $ 18,206,073 $ 466,615
CBOT 2-Yr. U.S. Treasury Note 516 September 2024 105,063,787 905,683
CBOT 5-Yr. U.S. Treasury Note 410 September 2024 43,397,012 838,147
CBOT U.S. Long Bond 208 September 2024 24,323,576 798,924
CME E-mini Russell 2000 Index 25 September 2024 2,571,185 270,065
CME E-mini S&P 500 Index 2,328 September 2024 640,596,448 6,354,751
CME E-mini S&P Mid-Cap 400 Index 2 September 2024 602,411 21,609
CME Ultra Long Term U.S. Treasury Bond 174 September 2024 21,569,614 696,948
Ultra 10-Yr. U.S. Treasury Note 84 September 2024 9,444,327 264,236
Total Futures Long Contracts $ 865,774,433 $ 10,616,978
CBOT 10-Yr. U.S. Treasury Note (8) September 2024 ( $ 872,103) ( $ 22,397)
CME E-mini Russell 2000 Index (1,140) September 2024 (117,363,852) (12,197,148)
CME E-mini S&P Mid-Cap 400 Index (747) September 2024 (220,263,972) (12,807,498)
CME Euro Foreign Exchange Currency (280) September 2024 (37,751,932) (223,068)
Eurex Euro STOXX 50 Index (693) September 2024 (36,610,184) (154,816)
ICE mini MSCI EAFE Index (78) September 2024 (9,066,415) (253,415)
ICE US mini MSCI Emerging Markets Index (447) September 2024 (24,129,620) (377,155)
Ultra 10-Yr. U.S. Treasury Note (6) September 2024 (674,516) (18,952)
Total Futures Short Contracts ( $ 446,732,594) ($26,054,449)
Total Futures Contracts $ 419,041,839 ($15,437,471)

Moderate Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $56,191 $2,683 $4,788 $60,377 7,463 1.6%
Core Emerging Markets Equity 17,083 615 – 20,864 2,185 0.6
Core International Equity 10,325 405 – 12,871 1,172 0.3
Core Low Volatility Equity 45,873 3,952 47,600 2,284 196 0.1
Core Mid Cap Value 37,379 784 – 46,926 4,124 1.3
Core Small Cap Value 46,167 855 4,000 59,403 5,112 1.6
Global Stock, Class S 67,356 4,241 – 86,322 2,949 2.3
High Yield, Class S 39,920 1,994 560 44,099 10,475 1.2
Income, Class S 115,087 4,088 1,204 128,660 15,787 3.4
International Allocation, Class S 119,460 4,070 – 148,069 13,412 4.0
Large Cap Growth, Class S 278,420 9,381 – 381,750 18,231 10.1
Large Cap Value, Class S 277,454 10,687 – 346,602 11,323 9.3
Limited Maturity Bond, Class S 68,819 1,962 600 72,982 5,910 2.0
Mid Cap Stock, Class S 148,393 2,540 – 190,337 5,089 5.1
Small Cap Stock, Class S 39,427 216 – 53,492 1,603 1.4
Total U.S. Affiliated Registered Investment
Companies 1,367,354 1,655,038 44.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% 431,201 492,036 435,807 487,430 48,743 13.0
Total Affiliated Short-Term Investments 431,201 487,430 13.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,898 131,623 130,864 7,657 7,657 0.2
Total Collateral Held for Securities Loaned 6,898 7,657 0.2
Total Value $1,805,453 $2,150,125
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,254) $7,545 $– $2,683
Core Emerging Markets Equity – 3,166 – 615
Core International Equity – 2,141 – 406
Core Low Volatility Equity Fund 4,378 (4,319) 2,896 1,057
Core Mid Cap Value – 8,763 175 610
Core Small Cap Value 79 16,302 – 855
Global Stock, Class S – 14,725 2,733 1,507
High Yield, Class S (106) 2,851 – 1,993
Income, Class S (318) 11,007 – 4,089
International Allocation, Class S – 24,539 – 4,070
Large Cap Growth, Class S – 93,949 9,381 –
Large Cap Value, Class S – 58,461 5,470 5,217
Limited Maturity Bond, Class S (26) 2,827 – 1,966
Mid Cap Stock, Class S – 39,404 1,771 769
Small Cap Stock, Class S – 13,849 – 216
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% – – – 21,067
Total Income/Non Cash Income from Affiliated Investments $47,120
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 38
Total Affiliated Income from Securities Loaned, Net $38
Total $2,753 $295,210 $22,426

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 49.7% ) Value
U.S. Affiliated  (49.0%)
4,264,077 Thrivent Core Emerging Markets
Debt Fund $ 34,496,384
7,454,610 Thrivent Core Emerging Markets
Equity Fund 71,191,529
11,177,411 Thrivent Core International Equity
Fund 122,727,972
287,352 Thrivent Core Low Volatility Equity
Fund 3,344,780
5,422,643 Thrivent Core Mid Cap Value Fund 61,709,674
6,560,199 Thrivent Core Small Cap Value
Fund 76,229,511
7,540,171 Thrivent Global Stock Fund, Class
S 220,700,813
5,952,872 Thrivent High Yield Fund, Class S 25,061,590
8,876,028 Thrivent Income Fund, Class S 72,339,630
26,901,388 Thrivent International Allocation
Fund, Class S 296,991,320
23,159,844 Thrivent Large Cap Growth Fund,
Class S 484,967,141
13,300,180 Thrivent Large Cap Value Fund,
Class S 407,118,494
3,330,314 Thrivent Limited Maturity Bond
Fund, Class S 41,129,378
7,810,944 Thrivent Mid Cap Stock Fund,
Class S 292,129,324
2,469,899 Thrivent Small Cap Stock Fund,
Class S 82,395,842
Total 2,292,533,382
U.S. Unaffiliated  (0.7%)
5,692 Invesco QQQ Trust Series 1 2,681,331
58,249 iShares Broad USD High Yield
Corporate Bond ETF 2,149,388
20,044 SPDR Bloomberg High Yield Bond
ETF
a
1,921,017
34,362 SPDR S&P 500 ETF Trust 18,926,933
34,299 SPDR S&P Biotech ETF 3,397,659
2,187 SPDR S&P Oil & Gas Exploration
ETF 320,155
Total 29,396,483
Total Registered Investment
Companies (cost $1,601,639,676) 2,321,929,865
Shares Common Stock ( 26.1% ) Value
Communications Services (1.5%)
44,915 Alphabet, Inc., Class A 7,704,719
96,997 Alphabet, Inc., Class C 16,795,031
41,301 Altice USA, Inc.
b
86,319
17,084 AMC Networks, Inc.
a,b
190,145
10,110 Bandwidth, Inc.
b
230,710
136,917 Cargurus, Inc.
b
3,398,280
546 Charter Communications, Inc.
b
207,327
19,826 Cogent Communications Holdings 1,399,517
86,003 Comcast Corporation 3,549,344
56,074 E.W. Scripps Company
b
210,838
3,862 Electronic Arts, Inc. 582,930
11,478 Emerald Holding, Inc.
a,b
65,080
5,471 Entravision Communications
Corporation 11,981
29,770 iHeartMedia, Inc.
a,b
52,991
8,320 Imax Corporation
b
175,552
42,717 Integral Ad Science Holding
Corporation
b
434,859
Shares Common Stock (26.1%) Value
Communications Services (1.5%) - continued
12,751 Iridium Communications, Inc. $ 365,954
4,874 Liberty Global, Ltd., Class A
b
94,994
15,992 Liberty Latin America, Ltd., Class
A
b
167,596
2,884 Liberty Media Corporation-Liberty
Live Group
b
112,534
19,319 Magnite, Inc.
b
280,898
34,977 Meta Platforms, Inc. 16,608,129
2,906 Netflix, Inc.
b
1,825,985
11,203 New York Times Company 600,369
1,424 Omnicom Group, Inc. 139,609
21,465 Paramount Global
a
245,130
41,790 Pinterest, Inc.
b
1,335,191
122,992 QuinStreet, Inc.
b
2,299,950
7,371 Roku, Inc.
b
429,066
5,330 Sinclair, Inc. 81,975
10,438 Sirius XM Holdings, Inc.
a
36,011
4,725 TechTarget, Inc.
b
151,200
10,903 Telephone and Data Systems, Inc. 231,144
19,252 Trade Desk, Inc.
b
1,730,370
124,942 Verizon Communications, Inc. 5,062,650
118,452 Warner Brothers Discovery, Inc.
b
1,024,610
Total 67,918,988
Consumer Discretionary (2.6%)
287 Adient plc
b
7,393
102,322 Amazon.com, Inc.
b
19,132,168
22,401 American Axle & Manufacturing
Holdings, Inc.
b
166,439
28,588 American Eagle Outfitters, Inc. 630,365
24,532 Aptiv plc
b
1,702,275
12,344 Autoliv, Inc. 1,248,472
1,104 Beazer Homes USA, Inc.
b
37,172
12,285 Best Buy Company, Inc. 1,062,898
455 Booking Holdings, Inc. 1,690,330
24,111 Boot Barn Holdings, Inc.
b
3,218,336
7,024 BorgWarner, Inc. 248,017
10,271 Brunswick Corporation 836,573
2,778 Carvana Company
b
370,113
403 Cavco Industries, Inc.
b
167,092
2,417 Chewy, Inc.
b
58,443
39,148 Chipotle Mexican Grill, Inc.
b
2,126,519
22,035 Columbia Sportswear Company 1,800,259
49,757 Cooper-Standard Holdings, Inc.
b
735,408
7,234 Crocs, Inc.
b
972,033
8,622 D.R. Horton, Inc. 1,551,356
29,286 Dana, Inc. 372,225
459 Darden Restaurants, Inc. 67,147
1,522 Deckers Outdoor Corporation
b
1,404,243
940 DoorDash, Inc.
b
104,077
121 Dorman Products, Inc.
b
12,266
20,229 DraftKings, Inc.
b
747,462
27,111 eBay, Inc. 1,507,643
1,232 El Pollo Loco Holdings, Inc.
b
14,858
3,784 Etsy, Inc.
b
246,490
16,744 Everi Holdings, Inc.
b
215,495
9,631 Expedia Group, Inc.
b
1,229,590
363 Fox Factory Holding Corporation
b
19,381
757 Frontdoor, Inc.
b
29,871
27,699 Gap, Inc. 650,373
6,444 Garmin, Ltd. 1,103,535
36,893 Gentex Corporation 1,145,897
2,722 Genuine Parts Company 400,433
10,900 Goodyear Tire & Rubber
Company
b
127,530

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Consumer Discretionary (2.6%) - continued
17,543 Grand Canyon Education, Inc.
b
$ 2,735,831
4,415 Group 1 Automotive, Inc. 1,614,654
5,038 H&R Block, Inc. 291,902
42,793 Hanesbrands, Inc.
b
254,190
2,012 Harley-Davidson, Inc. 75,450
6,133 Hasbro, Inc. 395,333
25,397 Hilton Worldwide Holdings, Inc. 5,451,974
8,476 Home Depot, Inc. 3,120,524
6,982 Installed Building Products, Inc. 1,887,584
171 KB Home 14,720
10,243 Kohl's Corporation 221,863
41,600 Laureate Education, Inc. 644,800
3,390 Lear Corporation 413,716
5,513 Leggett & Platt, Inc. 72,606
1,184 Lennar Corporation 209,485
503 Light & Wonder, Inc.
b
53,922
22,609 LKQ Corporation 938,273
11,588 Lowe's Companies, Inc. 2,844,970
5,897 Lululemon Athletica, Inc.
b
1,525,318
719 M/I Homes, Inc.
b
119,951
12,611 McDonald's Corporation 3,346,959
3,218 Meritage Homes Corporation 652,836
26,192 Mobileye Global, Inc.
b
550,032
16,362 Modine Manufacturing Company
b
1,925,153
6,199 Mohawk Industries, Inc.
b
998,473
9,690 Nordstrom, Inc. 221,223
459 NVR, Inc.
b
3,950,833
788 OneSpaWorld Holdings, Ltd.
b
12,679
2,710 O'Reilly Automotive, Inc.
b
3,052,381
12,863 Patrick Industries, Inc. 1,647,236
4,175 Pool Corporation 1,561,617
94,714 Qurate Retail, Inc.
b
67,882
909 Ralph Lauren Corporation 159,611
15,461 Ross Stores, Inc. 2,214,479
38,736 Savers Value Village, Inc.
b
394,720
2,671 Service Corporation International/
US 213,440
64,433 SharkNinja, Inc. 4,951,676
63,989 Skyline Champion Corporation
b
5,215,743
17,521 Sony Group Corporation ADR 1,552,185
1,263 Starbucks Corporation 98,451
4,688 Steven Madden, Ltd. 212,554
9,283 Stitch Fix, Inc.
b
43,723
124,739 Stoneridge, Inc.
b
2,096,863
3,293 Strategic Education, Inc. 347,082
21,940 Tesla, Inc.
b
5,091,616
21,491 Texas Roadhouse, Inc. 3,752,543
102,020 ThredUp, Inc.
b
214,242
692 TopBuild Corporation
b
331,150
18,113 Travel + Leisure Company 834,828
439 Ulta Beauty, Inc.
b
160,187
7,469 Upbound Group, Inc. 281,805
10,635 Urban Outfitters, Inc.
b
489,742
28,229 VF Corporation 478,764
143 Visteon Corporation
b
16,522
41 Wingstop, Inc. 15,329
57,968 Wyndham Hotels & Resorts, Inc. 4,389,337
49,727 Yum China Holding, Inc. 1,503,744
Total 123,094,883
Consumer Staples (1.2%)
40,676 Altria Group, Inc. 1,993,531
7,006 BellRing Brands, Inc.
b
359,268
23,459 BJ's Wholesale Club Holdings,
Inc.
b
2,063,454
Shares Common Stock (26.1%) Value
Consumer Staples (1.2%) - continued
1,509 Casey's General Stores, Inc. $ 585,251
24,087 Celsius Holdings, Inc.
b
1,127,994
46,966 Coca-Cola Company 3,134,511
4,496 Colgate-Palmolive Company 445,958
1,733 Costco Wholesale Corporation 1,424,526
150,311 Coty, Inc.
b
1,495,594
313 Dollar Tree, Inc.
b
32,658
15,251 e.l.f. Beauty, Inc.
b
2,632,018
29,114 J & J Snack Foods Corporation 4,911,532
8,620 J.M. Smucker Company 1,016,729
13,140 John B. Sanfilippo & Son, Inc. 1,377,992
125,327 Kenvue, Inc. 2,317,296
6,515 Keurig Dr Pepper, Inc. 223,334
4,271 Kroger Company 232,770
23,443 Lamb Weston Holdings, Inc. 1,407,049
21,503 Lancaster Colony Corporation 4,151,369
426 McCormick & Company, Inc. 32,806
67,465 Philip Morris International, Inc. 7,769,269
23,772 Pilgrim's Pride Corporation
b
980,120
834 PriceSmart, Inc. 76,169
14,328 Procter & Gamble Company 2,303,369
43,386 Sysco Corporation 3,325,537
23,710 Turning Point Brands, Inc. 894,341
24,838 Tyson Foods, Inc. 1,512,634
5,564 US Foods Holding Corporation
b
302,626
10,752 Walgreens Boots Alliance, Inc. 127,626
98,947 Walmart, Inc. 6,791,722
Total 55,049,053
Energy (1.1%)
54,327 Archrock, Inc. 1,126,199
18,318 Baker Hughes Company 709,273
3,570 California Resources Corporation 183,641
25,860 Chesapeake Energy Corporation 1,973,894
959 Chevron Corporation 153,891
6,558 Civitas Resources, Inc. 457,486
30,385 ConocoPhillips 3,378,812
14,663 Delek US Holdings, Inc. 348,686
115,208 Devon Energy Corporation 5,418,232
102,386 Enterprise Products Partners, LP 2,954,860
27,372 EOG Resources, Inc. 3,470,770
14,929 Expro Group Holdings NV
b
346,651
70,822 Exxon Mobil Corporation 8,398,781
4,950 Gulfport Energy Corporation
b
728,689
88,112 Halliburton Company 3,055,724
12,356 Hess Midstream, LP 463,103
1,382 International Seaways, Inc. 77,392
5,762 Kodiak Gas Services, Inc. 166,234
10,471 Marathon Petroleum Corporation 1,853,576
48,141 Matador Resources Company 2,959,709
7,308 Noble Corporation plc 345,084
91,274 NOV, Inc. 1,900,325
7,956 Ovintiv, Inc. 369,477
12,068 Par Pacific Holdings, Inc.
b
320,405
3,781 Phillips 66 550,060
5,245 ProPetro Holding Corporation
b
50,299
15,436 Schlumberger NV 745,404
19,398 Shell plc ADR 1,420,322
18,318 SM Energy Company 846,292
178,341 TechnipFMC plc 5,261,059
10,311 Viper Energy, Inc. 439,970
10,823 Williams Companies, Inc. 464,740
Total 50,939,040

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Financials (4.1%)
11,532 Allstate Corporation $ 1,973,356
70,302 Ally Financial, Inc. 3,164,293
6,870 Amalgamated Financial
Corporation 218,535
3,783 American Express Company 957,250
26,445 American International Group, Inc. 2,095,237
4,182 Ameriprise Financial, Inc. 1,798,553
1,456 Ameris Bancorp 88,656
18,225 Annaly Capital Management, Inc. 362,860
14,752 Arch Capital Group, Ltd.
b
1,412,947
5,047 Arthur J. Gallagher & Company 1,430,774
9,166 Artisan Partners Asset
Management, Inc. 404,771
6,195 Associated Banc-Corp 142,361
2,698 Assurant, Inc. 471,799
3,372 Assured Guaranty, Ltd. 277,752
1,869 Atlantic Union Bankshares
Corporation 77,171
1,290 Axis Capital Holdings, Ltd. 97,718
4,782 Axos Financial, Inc.
b
349,134
2,731 Bancorp, Inc.
b
141,575
139,101 Bank of America Corporation 5,607,161
405 Bank of Hawaii Corporation 27,779
4,582 Bank of Marin Bancorp 93,060
23,088 Bank of N.T. Butterfield & Son, Ltd. 885,194
38,145 Bank of New York Mellon
Corporation 2,482,095
17,398 Bank OZK 815,792
3,604 BankFinancial Corporation 42,239
904 BankUnited, Inc. 34,822
513 Banner Corporation 30,380
2,192 Bar Harbor Bankshares 70,056
1,159 BayCom Corporation 27,920
6,781 BCB Bancorp, Inc. 85,983
7,748 Berkshire Hathaway, Inc.
b
3,397,498
6,971 Berkshire Hills Bancorp, Inc. 192,400
2,689 Block, Inc.
b
166,395
51,504 Blue Owl Capital, Inc. 982,181
344 BOK Financial Corporation 35,377
54,007 Bridgewater Bancshares, Inc.
b
745,837
5,574 Brighthouse Financial, Inc.
b
277,975
3,636 BrightSpire Capital, Inc. 20,834
31,172 Brookline Bancorp, Inc. 326,994
16,497 Brown & Brown, Inc. 1,640,297
7,084 Business First Bancshares, Inc. 180,075
6,147 Byline Bancorp, Inc. 172,423
6,317 Cadence Bank 207,640
799 Camden National Corporation 33,302
421 Capital City Bank Group, Inc. 14,946
12,999 Capital One Financial Corporation 1,968,049
16,472 Capitol Federal Financial, Inc. 104,103
19,637 Carlyle Group, Inc. 976,744
8,117 Cathay General Bancorp 359,745
8,488 Cboe Global Markets, Inc. 1,557,633
17,939 Central Pacific Financial
Corporation 468,029
53,629 Charles Schwab Corporation 3,496,075
20,566 Chubb, Ltd. 5,669,224
3,656 Cincinnati Financial Corporation 477,547
7,165 Citigroup, Inc. 464,865
1,476 Citizens Financial Group, Inc. 62,981
5,582 CNB Financial Corporation 143,234
9,548 CNO Financial Group, Inc. 332,843
32,975 Columbia Banking System, Inc. 862,626
5,247 Comerica, Inc. 287,588
Shares Common Stock (26.1%) Value
Financials (4.1%) - continued
4,698 Commerce Bancshares, Inc. $ 304,008
712 Community Financial System, Inc. 43,916
8,943 Community Trust Bancorp, Inc. 453,589
8,119 ConnectOne Bancorp, Inc. 196,642
2,215 Cullen/Frost Bankers, Inc. 259,288
3,726 Customers Bancorp, Inc.
b
240,253
1,416 CVB Financial Corporation 26,989
7,634 Dime Community Bancshares, Inc. 192,988
17,494 Discover Financial Services 2,518,961
7,817 Eagle Bancorp, Inc. 168,222
6,628 East West Bancorp, Inc. 582,535
9,765 Ellington Credit Company 68,550
1,593 Employers Holdings, Inc. 76,480
3,770 Enova International, Inc.
b
325,992
512 Enterprise Bancorp, Inc./MA 15,130
10,293 Enterprise Financial Services
Corporation 544,191
2,826 Equity Bancshares, Inc. 114,453
81,639 F.N.B. Corporation 1,252,342
1,865 FactSet Research Systems, Inc. 770,413
31,695 Federated Hermes, Inc. 1,088,089
3,354 Fidelity National Information
Services, Inc. 257,688
2,645 Fifth Third Bancorp 111,989
7,872 Financial Institutions, Inc. 207,191
3,295 First Bancorp/Puerto Rico 70,678
7,964 First Bancshares, Inc. 265,361
728 First Citizens BancShares, Inc./NC 1,519,838
1,962 First Financial Bancorp 53,680
3,093 First Financial Bankshares, Inc. 118,957
3,534 First Financial Corporation 158,889
20,236 First Foundation, Inc. 141,652
1,919 First Hawaiian, Inc. 48,052
23,271 First Horizon Corporation 389,324
3,619 First Internet Bancorp 134,120
9,482 First Interstate BancSystem, Inc. 299,347
3,086 First Merchants Corporation 124,520
4,876 First Mid-Illinois Bancshares, Inc. 187,190
11,297 First of Long Island Corporation 148,217
8,563 Fiserv, Inc.
b
1,400,650
9,178 Flushing Financial Corporation 135,192
3,279 Fulton Financial Corporation 63,514
55,667 Glacier Bancorp, Inc. 2,488,872
2,239 Global Payments, Inc. 227,572
4,310 Great Southern Bancorp, Inc. 269,849
5,114 Green Dot Corporation
b
48,890
19,018 Hamilton Lane, Inc. 2,745,629
2,565 Hancock Whitney Corporation 140,382
25,970 Hanmi Financial Corporation 529,788
1,872 Hanover Insurance Group, Inc. 257,381
4,556 Hartford Financial Services Group,
Inc. 505,352
4,066 Heartland Financial USA, Inc. 221,678
12,493 Heritage Commerce Corporation 129,303
12,293 Heritage Financial Corporation 284,829
5,564 Home BancShares, Inc. 157,628
8,435 Hometrust Bancshares, Inc. 299,189
34,037 Hope Bancorp, Inc. 447,927
814 Horace Mann Educators
Corporation 28,140
12,685 Horizon Bancorp, Inc. 202,579
30,347 Houlihan Lokey, Inc. 4,559,637
4,962 Huntington Bancshares, Inc./OH 74,182
4,658 Independent Bank Corporation/MA 298,811
7,770 Independent Bank Corporation/MI 269,541

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Financials (4.1%) - continued
61,674 Intercontinental Exchange, Inc. $ 9,347,311
196 International Bancshares
Corporation 13,218
69,248 Invesco, Ltd. 1,195,220
947 Investar Holding Corporation 17,520
47,126 J.P. Morgan Chase & Company 10,028,413
7,973 Jack Henry & Associates, Inc. 1,367,210
26,904 Janus Henderson Group plc 1,001,636
7,318 Jefferies Financial Group, Inc. 427,883
27,417 Kearny Financial Corporation/MD 197,402
94,140 KeyCorp 1,518,478
15,500 Kinsale Capital Group, Inc. 7,084,585
4,201 Lazard, Inc. 206,563
1,845 LendingTree, Inc.
b
98,191
538 LPL Financial Holdings, Inc. 119,178
644 M&T Bank Corporation 110,877
21,716 Marsh & McLennan Companies,
Inc. 4,833,330
7,699 Mastercard, Inc. 3,570,103
4,690 Mercantile Bank Corporation 226,808
30,470 MetLife, Inc. 2,341,620
2,859 Metropolitan Bank Holding
Corporation
b
150,755
25,169 MFA Financial, Inc. 281,641
88,865 MGIC Investment Corporation 2,207,407
1,927 Mid Penn Bancorp, Inc. 57,136
7,964 Midland States Bancorp, Inc. 189,065
14,403 MidWestOne Financial Group, Inc. 422,152
2,487 Moody's Corporation 1,135,266
11,675 Mr. Cooper Group, Inc.
b
1,049,349
4,475 MSCI, Inc. 2,419,901
560 MVB Financial Corporation 12,863
82,016 Nasdaq, Inc. 5,550,843
2,986 NCR Atleos Corporation
b
96,000
136 Nelnet, Inc. 15,329
2,408 New York Community Bancorp,
Inc.
a
25,332
40,354 NMI Holdings, Inc.
b
1,587,930
25,664 Northern Trust Corporation 2,275,114
9,740 Northfield Bancorp, Inc. 121,847
21,278 NU Holdings, Ltd./Cayman
Islands
b
258,102
30,243 OceanFirst Financial Corporation 549,515
8,064 OFG Bancorp 366,267
11,271 Old National Bancorp 225,645
7,546 Old Republic International
Corporation 261,243
12,954 Old Second Bancorp, Inc. 219,182
20,356 OneMain Holdings, Inc. 1,063,805
2,433 Orrstown Financial Services, Inc. 85,544
498 Pacific Premier Bancorp, Inc. 13,476
162 Park National Corporation 28,668
2,731 Pathward Financial, Inc. 184,452
20,069 PayPal Holdings, Inc.
b
1,320,139
2,254 PCB Bancorp 43,435
1,804 PennyMac Financial Services, Inc. 177,008
5,672 Peoples Bancorp, Inc./OH 188,707
2,742 Pinnacle Financial Partners, Inc. 264,109
58 Piper Sandler Companies 15,850
810 PNC Financial Services Group,
Inc. 146,691
2,653 Popular, Inc. 272,277
7,286 Premier Financial Corporation 184,627
5,086 Principal Financial Group, Inc. 414,560
13,743 Progressive Corporation 2,942,651
18,418 Prosperity Bancshares, Inc. 1,335,673
Shares Common Stock (26.1%) Value
Financials (4.1%) - continued
14,031 Provident Financial Services, Inc. $ 260,135
2,011 Prudential Financial, Inc. 252,019
40,090 Radian Group, Inc. 1,487,339
3,081 Regions Financial Corporation 68,922
1,026 Reinsurance Group of America,
Inc. 231,291
48,612 Rithm Capital Corporation 564,385
25,264 RLI Corporation 3,804,506
3,786 S&P Global, Inc. 1,835,188
3,169 Sandy Spring Bancorp, Inc. 97,066
23,769 SEI Investments Company 1,612,489
1,163 ServisFirst Bancshares, Inc. 93,319
8,662 Shore Bancshares, Inc. 125,772
623 Simmons First National
Corporation 13,413
3,565 Skyward Specialty Insurance
Group, Inc.
b
141,067
221 Southern First Bancshares, Inc.
b
7,647
944 Southern Missouri Bancorp, Inc. 53,997
2,684 Southside Bancshares, Inc. 93,913
2,805 SouthState Corporation 277,611
733 Stellar Bancorp, Inc. 20,084
10,500 StepStone Group, Inc. 527,730
1,244 Stifel Financial Corporation 110,305
5,361 Synovus Financial Corporation 250,627
683 Texas Capital Bancshares, Inc.
b
45,146
36,100 TPG, Inc. 1,840,739
26,843 Tradeweb Markets, Inc. 2,997,826
48,368 Triumph Financial, Inc.
b
4,388,429
1,493 Truist Financial Corporation 66,722
4,143 TrustCo Bank Corporation NY 147,532
11,636 Two Harbors Investment
Corporation 156,737
3,446 U.S. Bancorp 154,656
3,899 UMB Financial Corporation 397,776
3,872 United Bankshares, Inc. 150,737
2,524 United Community Banks, Inc. 78,118
6,545 Univest Financial Corporation 180,969
2,142 Unum Group 123,229
83,449 Valley National Bancorp 700,972
8,339 Veritex Holdings, Inc. 209,059
32,829 Virtu Financial, Inc. 896,888
6,318 Visa, Inc. 1,678,503
5,307 Voya Financial, Inc. 385,978
3,375 WaFd, Inc. 120,116
1,379 Walker & Dunlop, Inc. 147,415
21,531 Webster Financial Corporation 1,068,368
114,943 Wells Fargo & Company 6,820,718
3,764 Westamerica Bancorporation 203,105
42,692 Western Alliance Bancorp 3,434,998
42,366 Western Union Company 503,732
1,157 Willis Towers Watson plc 326,598
2,203 Wintrust Financial Corporation 238,365
1,074 WSFS Financial Corporation 60,670
31,438 Zions Bancorp NA 1,624,401
Total 193,501,351
Health Care (3.2%)
31,384 Abbott Laboratories 3,324,821
3,736 AbbVie, Inc. 692,355
4,993 ACELYRIN, Inc.
b
29,958
33,760 Agilent Technologies, Inc. 4,773,664
3,286 Agios Pharmaceuticals, Inc.
b
152,470
7,083 Align Technology, Inc.
b
1,642,406
7,935 Amgen, Inc. 2,638,149

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Health Care (3.2%) - continued
11,197 AMN Healthcare Services, Inc.
b
$ 757,141
12,673 Amneal Pharmaceuticals, Inc.
b
92,893
3,062 Anika Therapeutics, Inc.
b
83,439
6,451 Arcellx, Inc.
b
398,736
3,859 Argenx SE ADR
b
1,990,742
814 Arvinas, Inc.
b
22,393
8,216 Ascendis Pharma AS ADR
b
1,096,836
23,586 AstraZeneca plc ADR 1,866,832
115,296 Avantor, Inc.
b
3,084,168
5,375 Biogen, Inc.
b
1,145,950
33,393 Bio-Techne Corporation 2,724,535
14,962 Boston Scientific Corporation
b
1,105,393
8,598 Bruker Corporation 589,049
10,885 CareDx, Inc.
b
217,591
14,305 Caribou Biosciences, Inc.
b
33,188
3,114 Castle Biosciences, Inc.
b
75,141
5,239 Cencora, Inc. 1,246,253
3,306 Centene Corporation
b
254,297
6,460 Charles River Laboratories
International, Inc.
b
1,576,886
7,147 Chemed Corporation 4,074,933
7,075 Cigna Group 2,466,840
4,059 Cooper Companies, Inc.
b
378,826
1,599 CRISPR Therapeutics AG
a,b
91,607
11,728 Danaher Corporation 3,249,594
7,020 Definitive Healthcare Corporation
b
27,378
18,221 Denali Therapeutics, Inc.
b
444,046
30,205 Dentsply Sirona, Inc. 819,764
17,186 Dexcom, Inc.
b
1,165,555
11,470 Editas Medicine, Inc.
b
62,053
18,512 Edwards Lifesciences
Corporation
b
1,167,182
68,530 Elanco Animal Health, Inc.
b
893,631
8,079 Elevance Health, Inc. 4,298,270
6,694 Eli Lilly & Company 5,383,783
1,274 Embecta Corporation 19,964
1,110 Enanta Pharmaceuticals, Inc.
b
16,384
29,370 Encompass Health Corporation 2,729,648
13,606 Erasca, Inc.
b
42,859
1,090 Exelixis, Inc.
b
25,560
13,447 Fate Therapeutics, Inc.
b
71,672
34,763 Gilead Sciences, Inc. 2,644,074
41,532 Globus Medical, Inc.
b
2,988,643
18,321 GoodRx Holdings, Inc.
b
165,805
6,053 Guardant Health, Inc.
b
212,642
29,316 Haemonetics Corporation
b
2,639,906
20,979 Halozyme Therapeutics, Inc.
b
1,159,300
22,454 HealthEquity, Inc.
b
1,762,190
3,936 Humana, Inc. 1,423,297
5,131 ICON plc
b
1,685,226
3,442 IDEXX Laboratories, Inc.
b
1,638,805
1,292 Illumina, Inc.
b
158,399
21,694 Immunocore Holdings plc ADR
b
861,252
6,276 Inspire Medical Systems, Inc.
b
885,230
380 Integra LifeSciences Holdings
Corporation
b
9,428
4,056 Intellia Therapeutics, Inc.
b
106,308
3,563 Intuitive Surgical, Inc.
b
1,584,145
1,284 IQVIA Holding, Inc.
b
316,159
37,085 Johnson & Johnson 5,853,867
1,398 Kymera Therapeutics, Inc.
b
64,588
13,804 Labcorp Holdings, Inc. 2,973,934
12,311 Legend Biotech Corporation ADR
b
694,217
156 Ligand Pharmaceuticals, Inc.
b
17,002
2,250 LivaNova plc
b
111,150
Shares Common Stock (26.1%) Value
Health Care (3.2%) - continued
72 Medpace Holdings, Inc.
b
$ 27,541
32,005 Medtronic plc 2,570,642
60,464 Merck & Company, Inc. 6,840,292
226 Mettler-Toledo International, Inc.
b
343,753
2,488 Molina Healthcare, Inc.
b
849,080
5,066 Myriad Genetics, Inc.
b
141,696
15,380 Natera, Inc.
b
1,574,758
3,301 Neurocrine Biosciences, Inc.
b
467,323
4,880 Novocure, Ltd.
b
111,118
14,958 Nuvation Bio, Inc.
b
57,289
147,483 Option Care Health, Inc.
b
4,378,770
110,543 Paragon 28, Inc.
b
861,130
15,376 Penumbra, Inc.
b
2,569,176
24,612 Pfizer, Inc. 751,650
2,367 Prestige Consumer Healthcare,
Inc.
b
167,607
8,303 Prime Medicine, Inc.
a,b
46,580
20,334 Progyny, Inc.
b
573,419
6,358 Prothena Corporation plc
b
148,014
1,819 QIAGEN NV 80,927
868 Quest Diagnostics, Inc. 123,516
7,220 RAPT Therapeutics, Inc.
b
22,671
8,300 Recursion Pharmaceuticals, Inc.
a,b
68,060
16,047 Relay Therapeutics, Inc.
b
131,906
31,733 Repligen Corporation
b
5,310,518
10,046 Rocket Pharmaceuticals, Inc.
b
243,113
32,968 Royalty Pharma plc 928,709
4,780 Sage Therapeutics, Inc.
b
52,341
3,974 Sagimet Biosciences, Inc.
a,b
13,353
26,506 Sanofi SA ADR 1,373,276
10,248 Sarepta Therapeutics, Inc.
b
1,457,676
113,340 scPharmaceuticals, Inc.
b
570,100
116,715 Stevanato Group SPA 2,413,666
6,973 Stryker Corporation 2,283,309
2,326 Teleflex, Inc. 513,860
1,091 Tenet Healthcare Corporation
b
163,323
5,895 Thermo Fisher Scientific, Inc. 3,615,639
37,816 Twist Bioscience Corporation
b
2,110,511
3,037 UnitedHealth Group, Inc. 1,749,798
9,491 Veeva Systems, Inc.
b
1,821,608
40,495 Vericel Corporation
b
2,045,807
7,473 Vertex Pharmaceuticals, Inc.
b
3,704,516
67,438 Viemed Healthcare, Inc.
b
486,228
1,457 West Pharmaceutical Services,
Inc. 446,090
5,762 Xenon Pharmaceuticals, Inc.
b
248,515
3,690 Zentalis Pharmaceuticals, Inc.
b
14,354
23,779 Zimmer Biomet Holdings, Inc. 2,647,792
14,744 Zoetis, Inc. 2,654,510
Total 148,775,932
Industrials (4.0%)
8,083 A.O. Smith Corporation 687,378
15,577 AAR Corporation
b
1,006,274
6,587 ABM Industries, Inc. 365,974
737 Acuity Brands, Inc. 185,245
21,984 Advanced Drainage Systems, Inc. 3,892,047
32,935 AECOM 2,984,240
37,826 Air Lease Corporation 1,876,926
11,904 Alight, Inc.
b
90,113
4,635 Allison Transmission Holdings, Inc. 410,615
17,044 AMETEK, Inc. 2,956,793
2,841 Applied Industrial Technologies,
Inc. 619,878
4,559 Arcosa, Inc. 423,577

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Industrials (4.0%) - continued
12,245 Armstrong World Industries, Inc. $ 1,608,993
24,141 Atmus Filtration Technologies, Inc.
b
744,508
12,109 Automatic Data Processing, Inc. 3,180,066
2,191 Axon Enterprise, Inc.
b
657,322
29,311 AZEK Company, Inc.
b
1,315,771
2,436 AZZ, Inc. 194,783
121,097 Badger Infrastructure Solutions,
Ltd. 3,420,695
17,592 Beacon Roofing Supply, Inc.
b
1,808,458
17,427 Brady Corporation 1,247,947
39,308 BWX Technologies, Inc. 3,910,753
2,265 Carlisle Companies, Inc. 948,084
20,261 Casella Waste Systems, Inc.
b
2,098,229
6,947 Caterpillar, Inc. 2,405,051
29,095 CECO Environmental Corporation
b
849,574
5,780 Clean Harbors, Inc.
b
1,379,859
210,759 CNH Industrial NV 2,244,583
2,708 CSW Industrials, Inc. 878,529
185,873 CSX Corporation 6,524,142
1,869 Cummins, Inc. 545,374
864 Curtiss-Wright Corporation 254,621
21,354 Dayforce, Inc.
a,b
1,265,865
48,367 Delta Air Lines, Inc. 2,080,748
5,832 DNOW, Inc.
b
89,580
11,647 Donaldson Company, Inc. 871,429
28 Dover Corporation 5,159
5,637 EMCOR Group, Inc. 2,116,355
244 ESCO Technologies, Inc. 30,002
161,701 ExlService Holdings, Inc.
b
5,701,577
6,225 Expeditors International of
Washington, Inc. 777,004
93,340 Fastenal Company 6,603,805
18,784 Ferguson Enterprises, Inc. 4,182,258
109,596 Flowserve Corporation 5,540,078
60,298 Fluor Corporation
b
2,900,334
9,275 Gates Industrial Corporation plc
b
172,422
9,395 General Dynamics Corporation 2,806,380
2,254 Gibraltar Industries, Inc.
b
167,405
8,894 Graco, Inc. 756,435
1,692 Griffon Corporation 121,926
54,455 Helios Technologies, Inc. 2,502,207
1,087 Herc Holdings, Inc. 169,398
13,332 Honeywell International, Inc. 2,729,727
93,406 Howmet Aerospace, Inc. 8,938,954
1,459 Huntington Ingalls Industries, Inc. 408,491
7,872 IDEX Corporation 1,641,155
18,537 Ingersoll Rand, Inc. 1,861,115
4,620 Interface, Inc. 79,834
7,861 ITT Corporation 1,112,017
13,528 Jacobs Solutions, Inc. 1,979,823
210,967 Janus International Group, Inc.
b
3,042,144
12,392 JB Hunt Transport Services, Inc. 2,145,675
6,175 Kirby Corporation
b
758,784
25,167 Knight-Swift Transportation
Holdings, Inc. 1,369,840
30,971 Korn Ferry 2,283,182
9,217 Kratos Defense & Security
Solutions, Inc.
b
207,751
10,855 L3Harris Technologies, Inc. 2,462,891
11,314 Landstar System, Inc. 2,152,488
9,329 Leidos Holdings, Inc. 1,347,108
3,691 Lincoln Electric Holdings, Inc. 758,168
4,429 Masco Corporation 344,798
138,518 Masterbrand, Inc.
b
2,500,250
2,403 Matson, Inc. 318,902
Shares Common Stock (26.1%) Value
Industrials (4.0%) - continued
15,333 Maximus, Inc. $ 1,424,282
10,543 Miller Industries, Inc. 716,291
6,114 Moog, Inc. 1,198,955
29,547 Mueller Water Products, Inc. 611,032
2,624 Northrop Grumman Corporation 1,270,856
29,660 nVent Electric plc 2,154,206
13,010 Old Dominion Freight Line, Inc. 2,734,442
11,141 Oshkosh Corporation 1,210,470
1,612 Otis Worldwide Corporation 152,334
20,004 Owens Corning, Inc. 3,728,346
1,795 PACCAR, Inc. 177,095
3,401 Parker-Hannifin Corporation 1,908,505
27,676 Pentair plc 2,431,890
4,110 Quanta Services, Inc. 1,090,712
10,434 Regal Rexnord Corporation 1,676,535
834 Republic Services, Inc. 162,063
4,739 Resideo Technologies, Inc.
b
107,670
19,722 Robert Half, Inc. 1,265,955
7,367 Rockwell Automation, Inc. 2,052,815
3,398 Rush Enterprises, Inc. 173,332
6,178 Saia, Inc.
b
2,581,477
70,910 Schneider National, Inc. 1,908,188
1,555 Sensata Technologies Holding plc 60,629
13,094 Simpson Manufacturing Company,
Inc. 2,515,226
8,616 SkyWest, Inc.
b
688,763
6,019 SS&C Technologies Holdings, Inc. 439,086
13,374 Tennant Company 1,440,246
5,749 Terex Corporation 363,682
39,460 Timken Company 3,431,047
12,199 Trane Technologies plc 4,077,882
367 TransDigm Group, Inc. 474,979
19,203 TransUnion 1,733,263
23,665 Uber Technologies, Inc.
b
1,525,683
141 UniFirst Corporation/MA 27,430
1,629 Union Pacific Corporation 401,923
25,248 United Parcel Service, Inc. 3,291,582
2,889 United Rentals, Inc. 2,187,262
8,786 Upwork, Inc.
b
106,486
9,131 Verra Mobility Corporation
b
275,117
482 Viad Corporation
b
16,027
827 Wabtec Corporation 133,271
7,340 Waste Connections, Inc. 1,304,832
1,063 Waste Management, Inc. 215,428
3,219 Watsco, Inc. 1,575,668
48,717 WNS Holdings, Ltd.
b
2,902,559
Total 188,945,388
Information Technology (5.6%)
5,653 Adobe, Inc.
b
3,118,477
14,372 Advanced Micro Devices, Inc.
b
2,076,467
18,499 Agilysys, Inc.
b
2,073,553
4,189 Ambarella, Inc.
b
220,509
70,911 Amphenol Corporation 4,556,741
133,676 Apple, Inc. 29,686,766
16,982 Applied Materials, Inc. 3,603,580
15,441 AppLovin Corporation
b
1,190,501
6,953 Arista Networks, Inc.
b
2,409,562
25,266 ASGN, Inc.
b
2,391,932
729 Atlassian Corporation
b
128,720
20,364 Autodesk, Inc.
b
5,040,497
42,599 Broadcom, Inc. 6,844,807
6,821 CCC Intelligent Solutions Holdings,
Inc.
b
69,983
6,770 CDW Corporation 1,476,605

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Information Technology (5.6%) - continued
29,685 Ciena Corporation
b
$ 1,565,587
116,496 Cisco Systems, Inc. 5,644,231
8,645 Clearwater Analytics Holdings,
Inc.
b
169,010
4,971 Coherent Corporation
b
346,379
25,170 Cohu, Inc.
b
805,188
4,868 CommScope Holding Company,
Inc.
b
12,608
3,339 CommVault Systems, Inc.
b
510,366
1,195 Consensus Cloud Solutions, Inc.
b
25,453
11,075 Crane NXT Company 696,396
5,787 Credo Technology Group Holding,
Ltd.
b
160,589
10,323 CyberArk Software, Ltd.
b
2,646,611
8,083 Datadog, Inc.
b
941,185
25,376 Descartes Systems Group, Inc.
b
2,579,470
18,119 DocuSign, Inc.
b
1,005,242
569 Dolby Laboratories, Inc. 44,814
23,936 Dynatrace Holdings, LLC
b
1,051,269
665 Elastic NV
b
72,931
10,750 Enphase Energy, Inc.
b
1,237,433
4,754 F5, Inc.
b
968,105
17,699 Fabrinet
b
3,903,691
19,125 Flex, Ltd.
b
614,869
5,857 FormFactor, Inc.
b
313,701
15,547 Fortinet, Inc.
b
902,348
3,504 Gartner, Inc.
b
1,756,170
5,425 Gilat Satellite Networks, Ltd.
b
24,684
47,190 Gitlab, Inc.
b
2,417,544
6,477 Globant SA
b
1,261,137
16,845 GoDaddy, Inc.
b
2,450,105
49,715 Guidewire Software, Inc.
b
7,460,730
2,291 Hewlett Packard Enterprise
Company 45,614
3,226 HubSpot, Inc.
b
1,603,419
2,984 Insight Enterprises, Inc.
b
669,908
26,520 International Business Machines
Corporation 5,095,553
2,053 IPG Photonics Corporation
b
165,061
3,306 Itron, Inc.
b
341,973
105,641 JFrog, Ltd.
b
4,073,517
2,720 Keysight Technologies, Inc.
b
379,630
2,970 KLA Corporation 2,444,518
6,317 Kyndryl Holdings, Inc.
b
169,738
2,843 Lam Research Corporation 2,619,085
73,423 Lattice Semiconductor
Corporation
b
3,891,419
12,292 Littelfuse, Inc. 3,283,316
20,872 Marvell Technology, Inc. 1,398,007
74,958 Microsoft Corporation 31,358,679
3,974 MKS Instruments, Inc. 500,327
9,277 MongoDB, Inc.
b
2,341,144
2,943 Monolithic Power Systems, Inc. 2,540,074
7,242 Motorola Solutions, Inc. 2,888,979
2,915 nCino, Inc.
b
95,495
8,360 NetApp, Inc. 1,061,553
7,219 Nova, Ltd., Class S
b
1,490,507
227,269 NVIDIA Corporation 26,595,018
1,702 Okta, Inc.
b
159,886
8,248 ON Semiconductor Corporation
b
645,406
15,969 Onto Innovation, Inc.
b
3,054,870
394 OSI Systems, Inc.
b
58,304
4,844 Palo Alto Networks, Inc.
b
1,572,992
36,907 PDF Solutions, Inc.
b
1,295,067
13,214 Plexus Corporation
b
1,693,638
946 Procore Technologies, Inc.
b
67,194
Shares Common Stock (26.1%) Value
Information Technology (5.6%) - continued
10,985 PTC, Inc.
b
$ 1,953,682
8,795 Q2 Holdings, Inc.
b
593,399
7,369 Qorvo, Inc.
b
882,806
43,374 QUALCOMM, Inc. 7,848,525
16,082 Salesforce, Inc. 4,162,022
72,944 Samsung Electronics Company,
Ltd. 4,497,893
6,167 ServiceNow, Inc.
b
5,022,343
13,407 Silicon Laboratories, Inc.
b
1,610,583
13,891 SolarWinds Corporation 165,720
2,845 Synopsys, Inc.
b
1,588,420
13,451 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 2,230,176
4,071 TD SYNNEX Corporation 485,141
2,449 TE Connectivity, Ltd. 377,954
346 Teledyne Technologies, Inc.
b
145,964
3,279 Tenable Holdings, Inc.
b
150,572
78,768 Trimble, Inc.
b
4,296,007
154,150 TTM Technologies, Inc.
b
2,987,427
3,295 Tyler Technologies, Inc.
b
1,871,922
10,973 Unisys Corporation
b
52,231
4,243 Unity Software, Inc.
b
69,415
2,532 Universal Display Corporation 563,674
76,280 Varonis Systems, Inc.
b
4,205,316
7,820 VeriSign, Inc.
b
1,462,418
3,740 Viavi Solutions, Inc.
b
30,070
20,174 Vontier Corporation 791,426
23,835 Workiva, Inc.
b
1,758,308
2,417 Xerox Holdings Corporation 26,019
Total 259,905,870
Materials (1.0%)
5,192 Albemarle Corporation 486,335
20,528 Alcoa Corporation 678,245
1,468 AptarGroup, Inc. 215,767
251 Avery Dennison Corporation 54,424
9,519 Avient Corporation 430,640
33,889 Axalta Coating Systems, Ltd.
b
1,208,143
9,355 Ball Corporation 597,130
1,575 Berry Plastics Group, Inc. 103,509
5,238 Celanese Corporation 739,344
31,777 CF Industries Holdings, Inc. 2,427,445
25,858 Chemours Company 624,988
23,015 Corteva, Inc. 1,291,141
3,054 DuPont de Nemours, Inc. 255,620
4,273 Eagle Materials, Inc. 1,163,538
35,638 Eastman Chemical Company 3,682,475
18,940 Ecolab, Inc. 4,369,269
24,693 Element Solutions, Inc. 665,476
10,904 Greif, Inc. 727,079
3,507 Huntsman Corporation 83,922
29,533 Ingevity Corporation
b
1,355,269
5,006 Innospec, Inc. 656,487
250 International Flavors & Fragrances,
Inc. 24,870
73,984 Ivanhoe Mines, Ltd.
b
967,234
5,005 Kaiser Aluminum Corporation 393,843
9,801 Knife River Corporation
b
779,375
2,149 Koppers Holdings, Inc. 87,486
7,794 Linde plc 3,534,579
10,796 Louisiana-Pacific Corporation 1,059,735
349 LyondellBasell Industries NV 34,712
3,051 Martin Marietta Materials, Inc. 1,810,311
5,188 Minerals Technologies, Inc. 406,635

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Materials (1.0%) - continued
21,527 Mosaic Company $ 640,859
21,035 Nucor Corporation 3,427,443
9,730 O-I Glass, Inc.
b
129,993
5,445 Orion SA 134,056
51 Packaging Corporation of America 10,193
944 PPG Industries, Inc. 119,869
5,571 Radius Recycling, Inc. 100,946
105,840 Ranpak Holdings Corporation
b
764,165
9,442 RPM International, Inc. 1,146,825
4,355 Sealed Air Corporation 165,708
1,602 Sensient Technologies Corporation 125,036
13,427 Steel Dynamics, Inc. 1,788,745
37,443 Summit Materials, Inc.
b
1,564,369
6,802 SunCoke Energy, Inc. 79,583
21,819 Trinseo plc 63,057
116,844 Tronox Holdings plc 1,888,199
12,459 United States Lime & Minerals, Inc. 1,059,638
13,512 United States Steel Corporation 555,208
1,885 Vulcan Materials Company 517,451
11,790 West Fraser Timber Company, Ltd. 1,045,655
Total 46,242,024
Real Estate (1.1%)
7,189 Acadia Realty Trust 155,570
57,291 Agree Realty Corporation 3,951,360
8,040 Alexandria Real Estate Equities,
Inc. 943,012
14,945 AvalonBay Communities, Inc. 3,062,529
5,483 Brixmor Property Group, Inc. 139,652
26,186 CBRE Group, Inc.
b
2,951,424
62,011 Compass, Inc.
b
272,228
19,587 CoStar Group, Inc.
b
1,528,178
21,915 Crown Castle, Inc. 2,412,403
135,881 Cushman and Wakefield plc
b
1,781,400
3,483 DiamondRock Hospitality
Company 28,665
34,480 Douglas Elliman, Inc.
b
71,029
14,011 EastGroup Properties, Inc. 2,619,917
23,597 EPR Properties 1,061,865
1,350 Equinix, Inc. 1,066,824
78,765 Equity Commonwealth
b
1,604,443
177,323 Essential Properties Realty Trust,
Inc. 5,246,988
838 Essex Property Trust, Inc. 233,266
3,645 Extra Space Storage, Inc. 581,815
8,779 First Industrial Realty Trust, Inc. 480,387
29,861 Four Corners Property Trust, Inc. 810,428
16,177 Getty Realty Corporation 479,163
107,081 Healthcare Realty Trust, Inc. 1,894,263
4,544 Howard Hughes Holdings, Inc.
b
337,028
7,047 Independence Realty Trust, Inc. 131,427
12,601 Industrial Logistics Properties Trust 64,769
16,853 Invitation Homes, Inc. 594,405
42,805 LXP Industrial Trust 440,891
13,020 Medical Properties Trust, Inc. 62,626
77,528 National Storage Affiliates Trust 3,300,367
32,067 NetSTREIT Corporation 528,143
21,377 Pebblebrook Hotel Trust 292,651
47,052 Phillips Edison and Company, Inc. 1,651,525
7,322 Plymouth Industrial REIT, Inc. 175,142
2,738 RE/MAX Holdings, Inc. 26,422
12,968 Retail Opportunity Investments
Corporation 193,872
1,984 RMR Group, Inc. 51,465
11,013 SBA Communications Corporation 2,417,794
Shares Common Stock (26.1%) Value
Real Estate (1.1%) - continued
59,381 STAG Industrial, Inc. $ 2,423,339
3,540 Sun Communities, Inc. 448,624
29,326 Tanger, Inc. 847,521
61,587 Terreno Realty Corporation 4,213,167
29,588 UDR, Inc. 1,185,591
9,940 Zillow Group, Inc., Class A
b
471,156
2,094 Zillow Group, Inc., Class C
b
101,978
Total 53,336,712
Utilities (0.7%)
18,652 Alliant Energy Corporation 1,038,170
9,624 American Water Works Company,
Inc. 1,370,073
32,288 CenterPoint Energy, Inc. 895,992
31,004 Clearway Energy, Inc., Class A 763,629
24,911 Clearway Energy, Inc., Class C 664,625
10,706 Constellation Energy Corporation 2,031,999
26,509 Duke Energy Corporation 2,896,638
22,963 Entergy Corporation 2,663,019
71,408 Evergy, Inc. 4,141,664
5,691 Eversource Energy 369,403
17,379 Hawaiian Electric Industries, Inc. 287,796
31,653 NextEra Energy Partners, LP
a
808,734
35,524 NiSource, Inc. 1,110,125
6,945 Northwestern Energy Group, Inc. 373,433
19,415 PNM Resources, Inc. 807,276
32,710 Portland General Electric
Company 1,549,800
31,856 Public Service Enterprise Group,
Inc. 2,541,153
9,544 Spire, Inc. 635,535
93,360 UGI Corporation 2,313,461
16,735 Vistra Energy Corporation 1,325,747
72,108 Xcel Energy, Inc. 4,202,454
Total 32,790,726
Total Common Stock
(cost $961,849,851) 1,220,499,967
Principal
Amount Long-Term Fixed Income ( 8.9% ) Value
Asset-Backed Securities (0.2%)
510 Asset Backed Trust
$ 528,477
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,d
525,188
720 East CLO, Ltd.
550,000
8.532%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
c,e
554,032
175,000
9.532%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
c,e
176,300
Access Group, Inc.
19,035
5.962%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,e
18,915
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
447,941
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
323,981
Ares XL CLO, Ltd.
525,000
8.363%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
c,e
525,113

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Asset-Backed Securities (0.2%) - continued
Avis Budget Rental Car Funding
AESOP, LLC
$ 137,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
c
$ 139,071
CarVal CLO I, Ltd.
400,000
7.136%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,e
401,218
CMFT Net Lease Master Issuer,
LLC
335,197
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
293,029
Commonbond Student Loan Trust
15,798
5.964%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,e
15,528
Dryden 36 Senior Loan Fund
450,000
7.613%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,e
450,636
Foundation Finance Trust
166,257
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
152,846
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
576,391
GSAA Home Equity Trust
959,251
4.349%,  8/25/2034, Ser.
2004-10, Class M2
e
879,493
Home Partners of America Trust
624,658
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
581,845
478,759
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
408,602
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
488,903
Laurel Road Prime Student Loan
Trust
111,032
5.930%,  11/25/2043, Ser.
2018-D, Class A
c,e
105,081
National Collegiate Trust
105,755
5.759%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,e
103,129
Sunnova Hestia II Issuer, LLC
342,994
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
348,085
Unlock HEA Trust
345,417
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
345,012
VCAT Asset Securitization, LLC
258,158
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,d
254,541
Vericrest Opportunity Loan
Transferee
152,873
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,d
152,401
255,197
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,d
241,798
110,363
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,d
110,544
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,d
226,959
Principal
Amount Long-Term Fixed Income (8.9%) Value
Asset-Backed Securities (0.2%) - continued
Wind River CLO, Ltd.
$ 325,000
7.544%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,e
$ 325,222
Total 9,171,804
Basic Materials (0.1%)
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
30,000 8.625%,  6/15/2029
c
31,540
ATI, Inc.
66,000 7.250%,  8/15/2030 69,004
Cascades, Inc./Cascades USA,
Inc.
120,000 5.125%,  1/15/2026
c
118,486
Chemours Company
154,000 5.750%,  11/15/2028
c
144,067
Cleveland-Cliffs, Inc.
40,000 5.875%,  6/1/2027 39,947
40,000 4.625%,  3/1/2029
a,c
37,900
36,000 4.875%,  3/1/2031
c
32,857
36,000 6.250%,  10/1/2040 31,138
Consolidated Energy Finance SA
208,000 5.625%,  10/15/2028
c
166,239
Eastman Chemical Company
124,000 5.000%,  8/1/2029 124,366
First Quantum Minerals, Ltd.
44,000 6.875%,  10/15/2027
c
43,264
FMC Corporation
134,000 5.150%,  5/18/2026 134,162
FMG Resources August 2006, Pty.
Ltd.
36,000 5.875%,  4/15/2030
c
35,476
Glencore Funding, LLC
133,000 3.375%,  9/23/2051
c
87,970
189,000 4.000%,  3/27/2027
c
184,721
133,000 6.125%,  10/6/2028
c
138,283
Hecla Mining Company
60,000 7.250%,  2/15/2028 60,499
Hudbay Minerals, Inc.
61,000 4.500%,  4/1/2026
c
59,653
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
42,000 9.000%,  7/1/2028
c
42,138
INEOS Finance plc
109,000 7.500%,  4/15/2029
c
110,954
International Flavors & Fragrances,
Inc.
158,000 1.230%,  10/1/2025
c
150,862
Mercer International, Inc.
42,000 5.125%,  2/1/2029
a
35,597
Methanex Corporation
55,000 4.250%,  12/1/2024 54,557
53,000 5.125%,  10/15/2027 51,605
36,000 5.250%,  12/15/2029
a
35,035
Mineral Resources, Ltd.
56,000 9.250%,  10/1/2028
c
59,554
Mosaic Company
129,000 5.375%,  11/15/2028 131,470
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034
c
51,181

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Basic Materials (0.1%) - continued
Novelis Corporation
$ 16,000 3.250%,  11/15/2026
c
$ 15,222
38,000 4.750%,  1/30/2030
c
35,905
55,000 3.875%,  8/15/2031
c
48,317
OCI NV
64,000 4.625%,  10/15/2025
c
63,401
SCIL IV, LLC/SCIL USA Holdings,
LLC
73,000 5.375%,  11/1/2026
c
71,326
Smurfit Kappa Treasury, ULC
142,000 5.777%,  4/3/2054
c
144,822
SNF Group SACA
89,000 3.375%,  3/15/2030
c
76,578
SunCoke Energy, Inc.
86,000 4.875%,  6/30/2029
c
78,651
Taseko Mines, Ltd.
73,000 8.250%,  5/1/2030
c
74,851
Tronox, Inc.
36,000 4.625%,  3/15/2029
a,c
32,789
United States Steel Corporation
48,000 6.875%,  3/1/2029 48,293
Total 2,952,680
Capital Goods (0.1%)
Advanced Drainage Systems, Inc.
75,000 6.375%,  6/15/2030
c
75,502
AECOM
72,000 5.125%,  3/15/2027 71,136
Amsted Industries, Inc.
81,000 5.625%,  7/1/2027
c
79,697
10,000 4.625%,  5/15/2030
c
9,214
BAE Systems plc
200,000 5.250%,  3/26/2031
c
203,662
Boeing Company
290,000 5.930%,  5/1/2060 266,724
157,000 5.040%,  5/1/2027 155,906
90,000 6.259%,  5/1/2027
c
91,965
107,000 6.388%,  5/1/2031
c
111,715
318,000 5.705%,  5/1/2040 303,105
Bombardier, Inc.
12,000 7.875%,  4/15/2027
c
12,018
75,000 6.000%,  2/15/2028
c
74,785
64,000 7.250%,  7/1/2031
c
65,885
103,000 7.000%,  6/1/2032
a,c
105,314
Brand Industrial Services, Inc.
82,000 10.375%,  8/1/2030
c
90,046
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
c
81,326
Camelot Return Merger Sub, Inc.
54,000 8.750%,  8/1/2028
c
53,688
Canpack SA/Canpack US, LLC
147,000 3.875%,  11/15/2029
c
131,913
Carrier Global Corporation
125,000 2.700%,  2/15/2031 110,314
Caterpillar Financial Services
Corporation
168,000 5.000%,  5/14/2027 170,343
Chart Industries, Inc.
98,000 7.500%,  1/1/2030
c
101,950
Clean Harbors, Inc.
72,000 6.375%,  2/1/2031
c
72,815
Principal
Amount Long-Term Fixed Income (8.9%) Value
Capital Goods (0.1%) - continued
Clydesdale Acquisition Holdings,
Inc.
$ 13,000 6.625%,  4/15/2029
c
$ 12,952
70,000 6.875%,  1/15/2030
c,g
69,736
Cornerstone Building Brands, Inc.
19,000 9.500%,  8/15/2029
c
19,024
Crown Cork & Seal Company, Inc.
84,000 7.375%,  12/15/2026 87,531
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
114,000 6.625%,  12/15/2030
c
116,140
EquipmentShare.com, Inc.
38,000 8.625%,  5/15/2032
c
39,454
ESAB Corporation
68,000 6.250%,  4/15/2029
c
68,961
GFL Environmental, Inc.
63,000 4.000%,  8/1/2028
c
59,219
145,000 3.500%,  9/1/2028
c
134,791
H&E Equipment Services, Inc.
158,000 3.875%,  12/15/2028
c
144,371
Herc Holdings, Inc.
24,000 5.500%,  7/15/2027
c
23,802
59,000 6.625%,  6/15/2029
c
60,240
Honeywell International, Inc.
229,000 4.700%,  2/1/2030 230,504
Howmet Aerospace, Inc.
199,000 5.950%,  2/1/2037 209,130
Ingersoll Rand, Inc.
161,000 5.176%,  6/15/2029 163,937
35,000 5.700%,  8/14/2033 36,694
Lockheed Martin Corporation
122,000 5.200%,  2/15/2064 119,847
46,000 6.150%,  9/1/2036 51,139
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
22,000 6.750%,  4/1/2032
c
22,321
MIWD Holdco II, LLC
100,000 5.500%,  2/1/2030
c
93,410
Mueller Water Products, Inc.
55,000 4.000%,  6/15/2029
c
51,320
Nesco Holdings II, Inc.
100,000 5.500%,  4/15/2029
c
93,073
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
c
102,761
Nordson Corporation
132,000 5.600%,  9/15/2028 135,863
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 257,844
OI European Group BV
79,000 4.750%,  2/15/2030
c
72,656
Owens-Brockway Glass Container,
Inc.
53,000 6.625%,  5/13/2027
c
53,052
30,000 7.375%,  6/1/2032
c
29,631
Pactiv Evergreen Group
58,000 4.375%,  10/15/2028
c
54,448
Regal Rexnord Corporation
165,000 6.050%,  2/15/2026 166,282
Resideo Funding, Inc.
76,000 6.500%,  7/15/2032
c
75,996
Reworld Holding Corporation
54,000 4.875%,  12/1/2029
c
49,380

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Capital Goods (0.1%) - continued
Roller Bearing Company of
America, Inc.
$ 75,000 4.375%,  10/15/2029
c
$ 70,012
RTX Corporation
44,000 6.400%,  3/15/2054 49,436
101,000 4.125%,  11/16/2028 98,891
225,000 4.450%,  11/16/2038 205,943
Sealed Air Corporation/Sealed Air
Corporation (US)
58,000 6.125%,  2/1/2028
c
58,401
Smyrna Ready Mix Concrete, LLC
94,000 8.875%,  11/15/2031
c
101,299
Spirit AeroSystems, Inc.
108,000 9.750%,  11/15/2030
c
120,365
SRM Escrow Issuer, LLC
59,000 6.000%,  11/1/2028
c
58,446
Standard Industries, Inc./NJ
36,000 4.750%,  1/15/2028
c
34,490
36,000 3.375%,  1/15/2031
c
30,797
Summit Materials, LLC/Summit
Materials Finance Corporation
27,000 7.250%,  1/15/2031
c
28,154
Textron, Inc.
200,000 3.375%,  3/1/2028 190,667
Trane Technologies Financing, Ltd.
118,000 5.100%,  6/13/2034 120,067
TransDigm, Inc.
75,000 5.500%,  11/15/2027 74,059
114,000 7.125%,  12/1/2031
c
118,319
101,000 6.625%,  3/1/2032
c
103,306
Trivium Packaging Finance
54,000 5.500%,  8/15/2026
c
52,891
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 107,582
110,000 4.000%,  7/15/2030 100,612
Veralto Corporation
133,000 5.350%,  9/18/2028
c
135,762
WESCO Distribution, Inc.
70,000 7.250%,  6/15/2028
c
71,732
36,000 6.375%,  3/15/2029
c
36,466
25,000 6.625%,  3/15/2032
c
25,467
Total 7,337,696
Collateralized Mortgage Obligations (0.3%)
A&D Mortgage Trust
386,960
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,d
390,516
Banc of America Alternative Loan
Trust
11,115
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 9,789
BINOM Securitization Trust
237,778
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,e
209,087
CHL Mortgage Pass-Through Trust
613,837
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 274,754
CHNGE Mortgage Trust
350,643
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,d
351,382
486,639
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,d
485,903
Principal
Amount Long-Term Fixed Income (8.9%) Value
Collateralized Mortgage Obligations (0.3%) -
continued
Citicorp Mortgage Securities, Inc.
$ 251,498
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 $ 227,294
Citigroup Mortgage Loan Trust,
Inc.
1,829
6.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
e
1,817
COLT Mortgage Loan Trust
475,548
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,e
414,097
Countrywide Alternative Loan Trust
54,190
4.001%,  10/25/2035, Ser.
2005-43, Class 4A1
e
44,125
277,163
7.000%,  10/25/2037, Ser.
2007-24, Class A10 97,418
Countrywide Home Loan
Mortgage Pass Through Trust
30,492
4.688%,  11/25/2035, Ser.
2005-22, Class 2A1
e
24,533
Countrywide Home Loans, Inc.
74,807
5.750%,  4/25/2037, Ser.
2007-3, Class A27 34,850
Credit Suisse Mortgage Trust
237,897
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,e
237,280
267,464
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,e
230,402
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
31,420
6.000%,  7/25/2024, Ser.
2006-AR5, Class 23A 17,056
Federal Home Loan Mortgage
Corporation - REMIC
730,995
4.000%,  1/25/2051, Ser.
5249, Class LA 707,868
80,869
3.000%,  2/15/2033, Ser.
4170, Class IG
h
5,953
267,192
3.000%,  3/15/2033, Ser.
4180, Class PI
h
24,185
660,061
4.500%,  10/15/2033, Ser.
2695, Class BH 656,470
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 481,150
Federal National Mortgage
Association - REMIC
789,488
4.500%,  6/25/2052, Ser.
2022-43, Class MA 782,755
711,726
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 574,960
249,167
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
7,176
1,216,299
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,213,660
646,584
4.500%,  1/25/2046, Ser.
2022-68, Class BA 637,455
Flagstar Mortgage Trust
280,596
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,e
248,045
GCAT Trust
387,101
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,e
346,546

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Collateralized Mortgage Obligations (0.3%) -
continued
GS Mortgage-Backed Securities
Trust
$ 595,654
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,e
$ 505,469
HTAP
345,072
7.000%,  4/25/2037, Ser.
2024-1, Class A
c,e
341,720
J.P. Morgan Mortgage Trust
531,242
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,e
433,443
381,311
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,e
317,956
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,d
356,163
275,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
c,d
278,621
Mello Mortgage Capital
Acceptance
549,925
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,e
448,619
Merrill Lynch Alternative Note
Asset Trust
77,666
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 27,940
New Residential Mortgage Loan
Trust
1,065,302
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,e
868,414
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,e
313,803
Palisades Mortgage Loan Trust
467,827
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
463,332
Preston Ridge Partners Mortgage
Trust, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,d
299,571
Residential Accredit Loans, Inc.
Trust
100,939
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 88,363
Residential Funding Mortgage
Security I Trust
17,926
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 14,012
ROC Securities Trust Series
355,616
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,e
354,688
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,d
531,496
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,d
453,390
Sequoia Mortgage Trust
84,269
3.914%,  9/20/2046, Ser.
2007-1, Class 4A1
e
57,120
TRK Trust
372,536
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,e
324,282
Principal
Amount Long-Term Fixed Income (8.9%) Value
Collateralized Mortgage Obligations (0.3%) -
continued
Vericrest Opportunity Loan
Transferee
$ 146,894
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,d
$ 146,718
Verus Securitization Trust
202,982
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,e
177,960
Total 15,539,606
Commercial Mortgage-Backed Securities (0.2%)
BANK 2022-BNK39
2,733,440
0.421%,  2/15/2055, Ser.
2022-BNK39, Class XA
e,h
70,491
BANK5 2024-5YR8
275,000
6.378%,  8/15/2057, Ser.
2024-5YR8, Class AS
e,g
285,218
BBCMS Mortgage Trust
650,000
6.014%,  7/15/2057, Ser.
2024-5C27, Class A3 678,811
3,984,037
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
e,h
294,181
3,499,889
1.815%,  10/15/2053, Ser.
2020-C8, Class XA
e,h
276,262
Benchmark Mortgage Trust
750,000
6.189%,  7/15/2057, Ser.
2024-V8, Class A3 787,395
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
975,000
5.180%,  3/25/2029, Ser.
K520, Class A2
e
1,003,263
1,000,000
3.000%,  6/25/2032, Ser.
K147, Class A2
e,f
906,623
500,000
3.500%,  7/25/2032, Ser.
K148, Class A2
e,f
468,717
500,000
3.530%,  8/25/2032, Ser.
K149, Class A2
f
469,134
300,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
e,f
284,810
1,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
e,f
1,718,605
Morgan Stanley Capital I Trust
3,688,697
1.827%,  7/15/2053, Ser.
2020-HR8, Class XA
e,h
308,848
Total 7,552,358
Communications Services (0.2%)
AMC Networks, Inc.
18,000 10.250%,  1/15/2029
c
17,787
American Tower Corporation
80,000 3.375%,  10/15/2026 77,336
133,000 5.800%,  11/15/2028 137,977
171,000 2.900%,  1/15/2030 154,739
88,000 5.650%,  3/15/2033 90,749
AT&T, Inc.
198,000 3.650%,  6/1/2051 143,620
283,000 3.500%,  9/15/2053 197,856
134,000 5.400%,  2/15/2034 136,899
180,000 4.900%,  8/15/2037 172,480
Bell Telephone Company of
Canada
184,000 5.550%,  2/15/2054 183,639

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Communications Services (0.2%) - continued
CCO Holdings, LLC/CCO Holdings
Capital Corporation
$ 120,000 5.125%,  5/1/2027
c
$ 116,552
60,000 5.000%,  2/1/2028
c
57,121
131,000 5.375%,  6/1/2029
c
122,467
6,000 6.375%,  9/1/2029
c
5,842
125,000 4.750%,  3/1/2030
c
111,907
147,000 4.500%,  8/15/2030
c
128,705
52,000 4.250%,  2/1/2031
c
44,245
110,000 4.750%,  2/1/2032
c
94,072
86,000 4.250%,  1/15/2034
c
67,939
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
92,000 6.150%,  11/10/2026 93,759
198,000 4.200%,  3/15/2028 190,371
160,000 6.100%,  6/1/2029 163,559
400,000 3.500%,  6/1/2041 277,299
Cimpress plc
42,000 7.000%,  6/15/2026 42,008
Clear Channel Outdoor Holdings,
Inc.
18,000 7.875%,  4/1/2030
c
18,319
Clear Channel Worldwide
Holdings, Inc.
150,000 5.125%,  8/15/2027
c
145,295
Comcast Corporation
198,000 5.350%,  5/15/2053 193,814
111,000 5.100%,  6/1/2029 113,704
180,000 4.400%,  8/15/2035 170,701
243,000 4.750%,  3/1/2044 223,302
Deutsche Telekom International
Finance BV
330,000 8.750%,  6/15/2030 392,100
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
246,000 5.875%,  8/15/2027
c
236,886
Frontier Communications
Holdings, LLC
110,000 5.875%,  10/15/2027
c
108,918
56,000 8.750%,  5/15/2030
c
58,667
36,000 8.625%,  3/15/2031
c
37,706
GCI, LLC
85,000 4.750%,  10/15/2028
c
78,905
Gray Television, Inc.
81,000 7.000%,  5/15/2027
a,c
78,401
103,000 10.500%,  7/15/2029
c
107,481
Iliad Holding SASU
59,000 6.500%,  10/15/2026
c
59,122
96,000 8.500%,  4/15/2031
c
100,015
Intelsat Jackson Holdings SA
94,000 6.500%,  3/15/2030
c
89,424
Lamar Media Corporation
53,000 3.625%,  1/15/2031 47,093
LCPR Senior Secured Financing
DAC
137,000 6.750%,  10/15/2027
c
127,676
Level 3 Financing, Inc.
35,556 10.500%,  4/15/2029
a,c
36,445
35,556 11.000%,  11/15/2029
c
37,641
47,000 10.500%,  5/15/2030
a,c
48,034
McGraw-Hill Education, Inc.
109,000 5.750%,  8/1/2028
c
104,982
Principal
Amount Long-Term Fixed Income (8.9%) Value
Communications Services (0.2%) - continued
Meta Platforms, Inc.
$ 99,000 5.600%,  5/15/2053 $ 103,213
146,000 3.850%,  8/15/2032 138,493
Netflix, Inc.
75,000 5.875%,  11/15/2028 78,657
169,000 5.375%,  11/15/2029
c
174,830
180,000 4.875%,  6/15/2030
c
182,012
News Corporation
61,000 3.875%,  5/15/2029
c
56,475
Nexstar Media, Inc.
44,000 5.625%,  7/15/2027
c
42,674
36,000 4.750%,  11/1/2028
a,c
33,123
Omnicom Group, Inc.
135,000 4.200%,  6/1/2030 130,738
Optics Bidco SPA
93,000 6.000%,  9/30/2034
c
87,885
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
40,000 4.625%,  3/15/2030
c
36,753
Paramount Global
31,000 6.375%,  3/30/2062
e
28,462
Playtika Holding Corporation
83,000 4.250%,  3/15/2029
c
73,746
Rogers Communications, Inc.
172,000 5.000%,  2/15/2029 172,566
221,000 5.300%,  2/15/2034 221,503
Scripps Escrow II, Inc.
36,000 3.875%,  1/15/2029
c
23,420
Sinclair Television Group, Inc.
33,000 4.125%,  12/1/2030
c
22,937
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
c
106,440
55,000 4.000%,  7/15/2028
c
50,476
95,000 4.125%,  7/1/2030
c
82,572
Sprint Capital Corporation
334,000 8.750%,  3/15/2032 406,117
Take-Two Interactive Software, Inc.
123,000 5.600%,  6/12/2034 125,360
TEGNA, Inc.
36,000 4.750%,  3/15/2026
c
35,446
107,000 4.625%,  3/15/2028 98,166
Telecom Italia Capital SA
6,000 6.000%,  9/30/2034 5,648
T-Mobile USA, Inc.
331,000 3.600%,  11/15/2060 230,796
200,000 4.850%,  1/15/2029 200,978
200,000 4.375%,  4/15/2040 177,338
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
110,000 4.750%,  4/15/2028
c
94,999
Univision Communications, Inc.
15,000 8.000%,  8/15/2028
c
15,074
112,000 4.500%,  5/1/2029
c
97,828
54,000 7.375%,  6/30/2030
c
51,990
Urban One, Inc.
22,000 7.375%,  2/1/2028
c
16,792
Verizon Communications, Inc.
198,000 3.000%,  11/20/2060
a
122,559
425,000 2.650%,  11/20/2040 300,367
290,000 3.400%,  3/22/2041 227,350
Viasat, Inc.
58,000 6.500%,  7/15/2028
a,c
47,217

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Communications Services (0.2%) - continued
Virgin Media Finance plc
$ 41,000 5.000%,  7/15/2030
c
$ 34,552
Virgin Media Secured Finance plc
86,000 5.500%,  5/15/2029
c
80,096
VMED O2 UK Financing I plc
44,000 4.750%,  7/15/2031
c
37,776
38,000 7.750%,  4/15/2032
c
37,981
Vodafone Group plc
54,000 5.125%,  6/4/2081
e
40,573
148,000 5.750%,  6/28/2054 146,880
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
c
117,422
Warnermedia Holdings, Inc.
172,000 4.054%,  3/15/2029 159,358
133,000 5.050%,  3/15/2042 104,922
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
39,000 7.750%,  8/15/2028
c
37,620
Zegona Finance plc
68,000 8.625%,  7/15/2029
c
69,368
Ziggo Bond Company BV
40,000 5.125%,  2/28/2030
a,c
35,322
Ziggo BV
39,000 4.875%,  1/15/2030
c
35,505
Total 10,481,934
Consumer Cyclical (0.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
120,000 4.375%,  1/15/2028
c
114,107
Adient Global Holdings, Ltd.
58,000 8.250%,  4/15/2031
a,c
60,980
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
2,000 6.625%,  7/15/2026
c
2,003
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
130,000 4.625%,  6/1/2028
c
120,016
Allison Transmission, Inc.
54,000 3.750%,  1/30/2031
c
48,062
Amazon.com, Inc.
169,000 3.875%,  8/22/2037 153,189
American Axle & Manufacturing,
Inc.
36,000 6.875%,  7/1/2028 36,008
102,000 5.000%,  10/1/2029
a
93,552
American Honda Finance
Corporation
204,000 5.050%,  7/10/2031 206,573
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
19,000 7.000%,  4/15/2030
a,c
16,114
Arko Corporation
58,000 5.125%,  11/15/2029
a,c
50,598
Asbury Automotive Group, Inc.
62,000 5.000%,  2/15/2032
c
57,135
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
c
73,865
12,000 4.625%,  4/1/2030
c
10,954
Principal
Amount Long-Term Fixed Income (8.9%) Value
Consumer Cyclical (0.3%) - continued
Aston Martin Capital Holdings, Ltd.
$ 46,000 10.000%,  3/31/2029
c
$ 46,185
Beazer Homes USA, Inc.
61,000 7.500%,  3/15/2031
c
61,900
Boyd Gaming Corporation
85,000 4.750%,  6/15/2031
c
78,296
Boyne USA, Inc.
58,000 4.750%,  5/15/2029
c
54,928
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
55,000 4.875%,  2/15/2030
c
50,420
Caesars Entertainment, Inc.
236,000 4.625%,  10/15/2029
a,c
219,259
43,000 6.500%,  2/15/2032
c
43,567
Carnival Corporation
22,000 7.625%,  3/1/2026
c
22,213
202,000 5.750%,  3/1/2027
c
200,993
93,000 4.000%,  8/1/2028
c
87,993
73,000 6.000%,  5/1/2029
a,c
72,823
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
18,000 5.375%,  4/15/2027 17,950
79,000 5.250%,  7/15/2029 76,933
Choice Hotels International, Inc.
40,000 3.700%,  12/1/2029
a
36,725
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
c
82,067
39,000 6.750%,  5/1/2031
c
39,607
Clarios Global, LP/Clarios US
Finance Company, Inc.
98,000 6.750%,  5/15/2028
c
99,795
Crocs, Inc.
36,000 4.250%,  3/15/2029
c
33,210
Cushman & Wakefield US
Borrower, LLC
18,000 6.750%,  5/15/2028
c
18,036
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 67,013
Daimler Trucks Finance North
America, LLC
249,000 2.000%,  12/14/2026
c
233,368
Dana, Inc.
36,000 5.625%,  6/15/2028 35,084
54,000 4.250%,  9/1/2030 47,686
53,000 4.500%,  2/15/2032 46,307
eG Global Finance plc
18,000 12.000%,  11/30/2028
c
19,274
Expedia Group, Inc.
314,000 3.250%,  2/15/2030 289,151
Ford Motor Credit Company, LLC
200,000 2.300%,  2/10/2025 196,278
200,000 5.850%,  5/17/2027 202,113
200,000 2.900%,  2/10/2029 179,301
173,000 7.122%,  11/7/2033 184,743
Forestar Group, Inc.
37,000 3.850%,  5/15/2026
c
35,777
Gap, Inc.
26,000 3.625%,  10/1/2029
c
22,726
Garrett Motion Holdings, Inc./
Garrett LX I SARL
71,000 7.750%,  5/31/2032
c
72,194

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Consumer Cyclical (0.3%) - continued
General Motors Company
$ 150,000 6.125%,  10/1/2025 $ 151,534
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 168,753
68,000 5.400%,  5/8/2027 68,762
230,000 5.800%,  1/7/2029 236,543
174,000 5.600%,  6/18/2031 176,053
GLP Capital, LP
298,000 5.750%,  6/1/2028 301,781
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
36,000 3.500%,  3/1/2029
c
32,732
Goodyear Tire & Rubber Company
36,000 4.875%,  3/15/2027 35,113
50,000 5.000%,  7/15/2029
a
47,190
Group 1 Automotive, Inc.
28,000 6.375%,  1/15/2030
c
28,241
Hanesbrands, Inc.
41,000 4.875%,  5/15/2026
c
40,156
40,000 9.000%,  2/15/2031
a,c
42,335
Harley-Davidson Financial
Services, Inc.
151,000 5.950%,  6/11/2029
c
153,349
Hilton Domestic Operating
Company, Inc.
163,000 4.875%,  1/15/2030 157,597
18,000 4.000%,  5/1/2031
c
16,304
104,000 3.625%,  2/15/2032
c
91,088
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
127,000 5.000%,  6/1/2029
c
119,452
Home Depot, Inc.
215,000 5.400%,  9/15/2040 219,308
126,000 4.250%,  4/1/2046 109,254
205,000 3.900%,  6/15/2047 166,926
Hyundai Capital America
134,000 6.250%,  11/3/2025
c
135,736
300,000 1.800%,  1/10/2028
c
270,448
172,000 5.300%,  6/24/2029
c
174,303
International Game Technology plc
90,000 5.250%,  1/15/2029
c
88,246
Jacobs Entertainment, Inc.
53,000 6.750%,  2/15/2029
c
49,546
Jaguar Land Rover Automotive plc
43,000 5.500%,  7/15/2029
c
42,053
KB Home
120,000 4.800%,  11/15/2029 114,937
L Brands, Inc.
120,000 6.625%,  10/1/2030
c
121,140
40,000 6.875%,  11/1/2035 40,527
Las Vegas Sands Corporation
112,000 5.900%,  6/1/2027 113,779
Light & Wonder International, Inc.
90,000 7.250%,  11/15/2029
c
92,611
Live Nation Entertainment, Inc.
39,000 4.750%,  10/15/2027
a,c
37,815
Lowe's Companies, Inc.
132,000 5.625%,  4/15/2053 130,798
286,000 2.625%,  4/1/2031 249,759
Macy's Retail Holdings, LLC
73,000 5.875%,  4/1/2029
a,c
71,300
Principal
Amount Long-Term Fixed Income (8.9%) Value
Consumer Cyclical (0.3%) - continued
$ 35,000 6.125%,  3/15/2032
a,c
$ 33,403
42,000 4.500%,  12/15/2034 35,660
Marriott International, Inc./MD
248,000 4.625%,  6/15/2030 246,010
Mattamy Group Corporation
74,000 5.250%,  12/15/2027
c
72,365
McDonald's Corporation
225,000 4.450%,  3/1/2047 193,591
Melco Resorts Finance, Ltd.
98,000 5.375%,  12/4/2029
c
88,126
90,000 7.625%,  4/17/2032
c
89,548
Michaels Companies, Inc.
53,000 5.250%,  5/1/2028
c
39,206
NCL Corporation, Ltd.
41,000 5.875%,  3/15/2026
c
40,817
89,000 5.875%,  2/15/2027
c
88,355
Nissan Motor Acceptance
Company, LLC
204,000 1.125%,  9/16/2024
c
202,666
Nordstrom, Inc.
32,000 4.375%,  4/1/2030 29,094
44,000 4.250%,  8/1/2031 39,159
PENN Entertainment, Inc.
90,000 4.125%,  7/1/2029
a,c
79,649
PetSmart, Inc./PetSmart Finance
Corporation
105,000 4.750%,  2/15/2028
c
98,651
50,000 7.750%,  2/15/2029
c
48,529
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
116,000 5.750%,  4/15/2026
c
115,910
73,000 6.250%,  1/15/2028
c
72,760
QVC, Inc.
22,000 4.375%,  9/1/2028
a
16,830
Rakuten Group, Inc.
53,000 11.250%,  2/15/2027
c
57,264
62,000 9.750%,  4/15/2029
c
65,637
Royal Caribbean Cruises, Ltd.
176,000 4.250%,  7/1/2026
c
171,415
69,000 9.250%,  1/15/2029
c
73,755
33,000 7.250%,  1/15/2030
c
34,587
28,000 6.000%,  2/1/2033
c,g
28,183
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
41,000 6.625%,  3/1/2030
c
40,099
SeaWorld Parks and
Entertainment, Inc.
85,000 5.250%,  8/15/2029
c
80,967
Service Corporation International/
US
36,000 3.375%,  8/15/2030 31,852
Six Flags Entertainment
Corporation
18,000 7.250%,  5/15/2031
a,c
18,557
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
18,000 6.625%,  5/1/2032
c
18,483
Six Flags Theme Parks, Inc.
16,000 7.000%,  7/1/2025
c
16,007
Sonic Automotive, Inc.
45,000 4.875%,  11/15/2031
c
40,187
Staples, Inc.
74,000 10.750%,  9/1/2029
c
71,681

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Consumer Cyclical (0.3%) - continued
Station Casinos, LLC
$ 62,000 4.625%,  12/1/2031
c
$ 56,501
Target Corporation
198,000 2.950%,  1/15/2052 131,681
Tenneco, Inc.
116,000 8.000%,  11/17/2028
c
105,277
Toyota Motor Credit Corporation
63,000 4.800%,  1/5/2034 62,699
VICI Properties, LP/VICI Note
Company, Inc.
221,000 4.625%,  6/15/2025
c
218,802
85,000 5.750%,  2/1/2027
c
85,595
98,000 4.125%,  8/15/2030
c
90,881
Victoria's Secret & Company
83,000 4.625%,  7/15/2029
a,c
68,853
Viking Cruises, Ltd.
182,000 5.875%,  9/15/2027
c
180,908
Volkswagen Group of America
Finance, LLC
205,000 5.300%,  3/22/2027
c
207,382
Wabash National Corporation
57,000 4.500%,  10/15/2028
c
51,751
Walgreens Boots Alliance, Inc.
62,000 3.200%,  4/15/2030
a
51,124
27,000 4.800%,  11/18/2044
a
20,244
Walmart, Inc.
173,000 4.500%,  9/9/2052 158,601
WASH Multifamily Acquisition, Inc.
55,000 5.750%,  4/15/2026
c
54,126
Wyndham Hotels & Resorts, Inc.
93,000 4.375%,  8/15/2028
c
87,749
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
85,000 7.125%,  2/15/2031
c
88,609
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
c
96,368
ZF North America Capital, Inc.
53,000 7.125%,  4/14/2030
c
55,016
Total 12,363,710
Consumer Non-Cyclical (0.3%)
1375209 B.C., Ltd.
36,000 9.000%,  1/30/2028
a,c
34,130
Abbott Laboratories
219,000 4.750%,  11/30/2036 218,929
AbbVie, Inc.
68,000 5.400%,  3/15/2054 68,888
100,000 4.500%,  5/14/2035 96,828
153,000 5.350%,  3/15/2044 155,504
AdaptHealth, LLC
155,000 4.625%,  8/1/2029
c
138,359
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
112,000 4.625%,  1/15/2027
c
109,195
119,000 3.500%,  3/15/2029
c
108,415
Altria Group, Inc.
134,000 6.875%,  11/1/2033 148,640
Amgen, Inc.
150,000 4.200%,  2/22/2052 121,536
198,000 5.600%,  3/2/2043 199,909
Principal
Amount Long-Term Fixed Income (8.9%) Value
Consumer Non-Cyclical (0.3%) - continued
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
$ 275,000 4.700%,  2/1/2036 $ 268,702
Anheuser-Busch InBev Worldwide,
Inc.
332,000 4.375%,  4/15/2038 310,420
174,000 5.550%,  1/23/2049 178,997
Archer-Daniels-Midland Company
255,000 2.700%,  9/15/2051 162,283
AstraZeneca plc
360,000 3.000%,  5/28/2051 249,126
B&G Foods, Inc.
73,000 8.000%,  9/15/2028
c
74,435
BAT Capital Corporation
60,000 5.834%,  2/20/2031 62,244
142,000 7.079%,  8/2/2043 155,439
Bausch + Lomb Corporation
20,000 8.375%,  10/1/2028
c
20,548
Bausch Health Companies, Inc.
56,000 5.500%,  11/1/2025
a,c
52,450
131,000 4.875%,  6/1/2028
a,c
100,883
Baxter International, Inc.
199,000 3.132%,  12/1/2051 129,007
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 78,179
225,000 3.700%,  6/6/2027 219,130
BellRing Brands, Inc.
55,000 7.000%,  3/15/2030
c
56,679
Bristol-Myers Squibb Company
327,000 3.550%,  3/15/2042 261,840
Campbell Soup Company
132,000 5.400%,  3/21/2034 134,325
Cargill, Inc.
196,000 3.125%,  5/25/2051
c
135,232
Catalent Pharma Solutions, Inc.
44,000 3.125%,  2/15/2029
c
42,481
Central Garden & Pet Company
84,000 4.125%,  10/15/2030
a
75,897
Charles River Laboratories
International, Inc.
42,000 4.000%,  3/15/2031
c
38,162
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
c
9,350
Chobani, LLC/Chobani Finance
Corporation, Inc.
69,000 4.625%,  11/15/2028
c
65,842
CHS/Community Health Systems,
Inc.
72,000 5.625%,  3/15/2027
c
68,944
23,000 8.000%,  12/15/2027
c
23,014
98,000 6.000%,  1/15/2029
c
90,988
99,000 5.250%,  5/15/2030
c
86,335
42,000 4.750%,  2/15/2031
c
34,545
52,000 10.875%,  1/15/2032
c
55,899
Conagra Brands, Inc.
246,000 1.375%,  11/1/2027 220,437
Concentra Escrow Issuer
Corporation
18,000 6.875%,  7/15/2032
c
18,546
Constellation Brands, Inc.
167,000 3.600%,  2/15/2028 160,525
108,000 2.875%,  5/1/2030 97,443

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Consumer Non-Cyclical (0.3%) - continued
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
$ 118,000 4.750%,  1/15/2029
c
$ 112,903
66,000 6.625%,  7/15/2030
c
67,771
CVS Health Corporation
145,000 4.780%,  3/25/2038 133,189
435,000 6.000%,  6/1/2044 437,243
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
c
58,817
Eli Lilly & Company
98,000 4.950%,  2/27/2063 93,445
Embecta Corporation
31,000 6.750%,  2/15/2030
c
27,641
Encompass Health Corporation
135,000 4.500%,  2/1/2028 130,516
Endo Finance Holdings, Inc.
35,000 8.500%,  4/15/2031
a,c
36,887
Energizer Holdings, Inc.
96,000 4.750%,  6/15/2028
c
91,062
Fortrea Holdings, Inc.
52,000 7.500%,  7/1/2030
a,c
52,745
GE HealthCare Technologies, Inc.
154,000 6.377%,  11/22/2052
i
171,451
General Mills, Inc.
53,000 4.950%,  3/29/2033 52,827
HCA, Inc.
265,000 3.500%,  9/1/2030 244,482
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
36,000 7.875%,  9/1/2025
a,c
35,765
HLF Financing SARL, LLC/
Herbalife International, Inc.
66,000 4.875%,  6/1/2029
c
44,880
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
c
259,772
Jazz Securities DAC
27,000 4.375%,  1/15/2029
c
25,357
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
142,000 5.500%,  1/15/2030 141,497
243,000 3.000%,  5/15/2032 202,742
Johnson & Johnson
144,000 5.250%,  6/1/2054 148,671
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
35,000 9.000%,  2/15/2029
c
35,919
Keurig Dr Pepper, Inc.
273,000 5.200%,  3/15/2031 278,231
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 188,688
Kraft Heinz Foods Company
90,000 4.375%,  6/1/2046 75,601
Legacy LifePoint Health, LLC
40,000 4.375%,  2/15/2027
c
38,665
LifePoint Health, Inc.
70,000 9.875%,  8/15/2030
c
76,287
41,000 11.000%,  10/15/2030
c
46,017
Mattel, Inc.
166,000 5.450%,  11/1/2041 152,599
Principal
Amount Long-Term Fixed Income (8.9%) Value
Consumer Non-Cyclical (0.3%) - continued
Medline Borrower, LP/Medline Co-
Issuer, Inc.
$ 80,000 6.250%,  4/1/2029
c
$ 81,627
Medtronic, Inc.
200,000 4.375%,  3/15/2035 193,295
Mozart Debt Merger Sub, Inc.
74,000 3.875%,  4/1/2029
c
69,058
63,000 5.250%,  10/1/2029
c
60,895
MPH Acquisition Holdings, LLC
36,000 5.500%,  9/1/2028
c
28,103
Newell Brands, Inc.
37,000 6.375%,  9/15/2027
a
36,958
37,000 6.625%,  9/15/2029 37,121
Organon & Company/Organon
Foreign Debt Co-Issuer BV
51,000 4.125%,  4/30/2028
c
47,916
142,000 5.125%,  4/30/2031
c
130,682
Owens & Minor, Inc.
64,000 6.625%,  4/1/2030
a,c
59,783
PepsiCo, Inc.
125,000 4.200%,  7/18/2052 107,885
Performance Food Group, Inc.
53,000 4.250%,  8/1/2029
c
49,088
Perrigo Finance Unlimited
Company
57,000 4.900%,  6/15/2030 53,802
Pfizer Investment Enterprises,
Private Ltd.
297,000 5.300%,  5/19/2053 293,299
132,000 5.110%,  5/19/2043 128,615
Philip Morris International, Inc.
133,000 5.500%,  9/7/2030 137,862
67,000 5.125%,  2/13/2031 67,947
198,000 5.375%,  2/15/2033 201,951
Post Holdings, Inc.
53,000 4.625%,  4/15/2030
c
49,376
77,000 4.500%,  9/15/2031
c
70,025
Primo Water Holdings, Inc.
74,000 4.375%,  4/30/2029
c
68,911
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
c
112,149
Royalty Pharma plc
131,000 5.150%,  9/2/2029 131,890
Scotts Miracle-Gro Company
37,000 4.500%,  10/15/2029 34,419
Simmons Foods, Inc.
142,000 4.625%,  3/1/2029
c
127,784
Sotera Health Holdings, LLC
38,000 7.375%,  6/1/2031
c
38,762
Spectrum Brands, Inc.
9,000 3.875%,  3/15/2031
a,c
7,540
Star Parent, Inc.
32,000 9.000%,  10/1/2030
c
34,149
Sysco Corporation
200,000 6.600%,  4/1/2040 220,539
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 135,902
200,000 5.650%,  7/5/2044 200,622
Tenet Healthcare Corporation
220,000 5.125%,  11/1/2027 216,086
80,000 4.375%,  1/15/2030 75,046
79,000 6.750%,  5/15/2031 81,176

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Consumer Non-Cyclical (0.3%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 72,000 3.150%,  10/1/2026 $ 68,184
US Acute Care Solutions, LLC
36,000 9.750%,  5/15/2029
c
35,693
Viterra Finance BV
167,000 3.200%,  4/21/2031
c
147,669
Wyeth, LLC
134,000 6.500%,  2/1/2034 150,524
Zoetis, Inc.
288,000 4.700%,  2/1/2043 262,991
Total 12,655,654
Energy (0.2%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
70,000 5.375%,  6/15/2029
c
68,446
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
c
84,795
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
73,000 8.250%,  12/31/2028
c
74,938
37,000 5.875%,  6/30/2029
c
36,289
Baytex Energy Corporation
65,000 8.500%,  4/30/2030
c
68,609
32,000 7.375%,  3/15/2032
c
32,679
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
59,000 7.000%,  7/15/2029
c
60,610
Borr IHC, Ltd./Borr Finance, LLC
86,840 10.375%,  11/15/2030
a,c
91,648
BP Capital Markets America, Inc.
353,000 2.939%,  6/4/2051 232,206
Buckeye Partners, LP
50,000 4.500%,  3/1/2028
c
47,692
72,000 6.875%,  7/1/2029
c
73,146
California Resources Corporation
44,000 8.250%,  6/15/2029
c
45,058
Canadian Natural Resources, Ltd.
94,000 2.950%,  7/15/2030 84,350
Cheniere Energy Partners, LP
528,000 4.500%,  10/1/2029 510,980
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034
c
37,598
Civitas Resources, Inc.
58,000 8.375%,  7/1/2028
c
60,895
24,000 8.625%,  11/1/2030
c
25,923
89,000 8.750%,  7/1/2031
c
95,709
CNX Resources Corporation
38,000 6.000%,  1/15/2029
c
37,615
Columbia Pipelines Holding
Company, LLC
140,000 6.042%,  8/15/2028
c
145,497
Columbia Pipelines Operating
Company, LLC
35,000 5.927%,  8/15/2030
c
36,524
Comstock Resources, Inc.
71,000 6.750%,  3/1/2029
c
68,604
65,000 5.875%,  1/15/2030
c
60,461
Continental Resources, Inc.
232,000 2.268%,  11/15/2026
c
218,522
Principal
Amount Long-Term Fixed Income (8.9%) Value
Energy (0.2%) - continued
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
$ 73,000 5.500%,  6/15/2031
c
$ 70,017
Crescent Energy Finance, LLC
44,000 9.250%,  2/15/2028
c
46,450
109,000 7.625%,  4/1/2032
c
111,786
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
79,000 8.625%,  3/15/2029
c
82,072
Diamond Foreign Asset Company/
Diamond Finance, LLC
27,000 8.500%,  10/1/2030
c
28,743
Diamondback Energy, Inc.
201,000 5.750%,  4/18/2054 198,958
DT Midstream, Inc.
55,000 4.125%,  6/15/2029
c
51,414
Enbridge, Inc.
215,000 5.250%,  4/5/2027 217,605
Enerflex, Ltd.
54,000 9.000%,  10/15/2027
c
55,682
Energy Transfer, LP
86,000 8.000%,  5/15/2054
e
91,555
177,000 4.000%,  10/1/2027 172,670
90,000 4.900%,  3/15/2035 86,259
125,000 5.150%,  2/1/2043 112,631
255,000 6.000%,  6/15/2048 253,390
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 138,824
EQM Midstream Partners, LP
181,000 4.750%,  1/15/2031
c
170,899
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 223,568
Genesis Energy LP/Genesis
Energy Finance Corporation
59,000 8.875%,  4/15/2030 62,465
88,000 7.875%,  5/15/2032 89,860
Halliburton Company
175,000 4.850%,  11/15/2035 171,882
133,000 5.000%,  11/15/2045 123,718
Harvest Midstream I, LP
82,000 7.500%,  9/1/2028
c
83,915
53,000 7.500%,  5/15/2032
c
54,530
Hess Midstream Operations, LP
80,000 4.250%,  2/15/2030
c
74,249
Hilcorp Energy I, LP/Hilcorp
Finance Company
140,000 5.750%,  2/1/2029
c
137,654
36,000 6.000%,  4/15/2030
c
35,221
39,000 6.250%,  4/15/2032
c
37,936
Howard Midstream Energy
Partners, LLC
104,000 7.375%,  7/15/2032
c
107,112
ITT Holdings, LLC
70,000 6.500%,  8/1/2029
c
65,684
Kodiak Gas Services, LLC
44,000 7.250%,  2/15/2029
c
45,262
Kraken Oil & Gas Partners, LLC
48,000 7.625%,  8/15/2029
c
48,460
Laredo Petroleum, Inc.
113,000 7.750%,  7/31/2029
c
114,275
MEG Energy Corporation
86,000 5.875%,  2/1/2029
c
84,928

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Energy (0.2%) - continued
MPLX, LP
$ 265,000 4.950%,  9/1/2032 $ 259,496
49,000 5.000%,  3/1/2033 47,942
Nabors Industries, Inc.
36,000 7.375%,  5/15/2027
c
36,660
91,000 9.125%,  1/31/2030
c
97,216
National Fuel Gas Company
242,000 5.500%,  1/15/2026 242,747
New Fortress Energy, Inc.
26,000 6.750%,  9/15/2025
c
25,561
29,000 8.750%,  3/15/2029
a,c
26,296
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
c
29,390
44,000 8.375%,  2/15/2032
c
44,961
Noble Finance II, LLC
35,000 8.000%,  4/15/2030
c
36,756
Northern Oil and Gas, Inc.
66,000 8.750%,  6/15/2031
c
69,561
NuStar Logistics, LP
71,000 6.375%,  10/1/2030 72,461
Occidental Petroleum Corporation
117,000 5.000%,  8/1/2027 117,402
349,000 7.875%,  9/15/2031 399,040
ONEOK, Inc.
67,000 5.000%,  3/1/2026 66,982
Ovintiv, Inc.
230,000 5.375%,  1/1/2026 230,262
134,000 6.250%,  7/15/2033 140,146
PBF Holding Company, LLC/PBF
Finance Corporation
54,000 6.000%,  2/15/2028 52,970
Permian Resources Operating,
LLC
70,000 6.250%,  2/1/2033
c,g
70,527
Prairie Acquiror, LP
58,000 9.000%,  8/1/2029
c
59,803
Precision Drilling Corporation
65,000 6.875%,  1/15/2029
c
64,984
Range Resources Corporation
53,000 4.750%,  2/15/2030
c
50,201
Rockies Express Pipeline, LLC
91,000 4.950%,  7/15/2029
c
87,029
Saturn Oil & Gas, Inc.
44,000 9.625%,  6/15/2029
c
45,216
Schlumberger Holdings
Corporation
102,000 5.000%,  5/29/2027
c
102,758
SM Energy Company
65,000 6.500%,  7/15/2028 64,846
26,000 7.000%,  8/1/2032
c
26,282
Southwestern Energy Company
46,000 4.750%,  2/1/2032 42,987
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
36,000 5.875%,  3/1/2027 35,709
Suncor Energy, Inc.
215,000 7.150%,  2/1/2032 240,157
Sunoco, LP
106,000 7.000%,  5/1/2029
c
109,102
Principal
Amount Long-Term Fixed Income (8.9%) Value
Energy (0.2%) - continued
Sunoco, LP/Sunoco Finance
Corporation
$ 55,000 5.875%,  3/15/2028 $ 54,789
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
122,000 5.500%,  1/15/2028
c
117,712
53,000 7.375%,  2/15/2029
c
53,695
Talos Production, Inc.
37,000 9.000%,  2/1/2029
c
38,986
Targa Resources Corporation
232,000 4.200%,  2/1/2033 213,403
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
c
84,288
TGNR Intermediate Holdings, LLC
70,000 5.500%,  10/15/2029
c
66,377
Transocean, Inc.
77,400 8.750%,  2/15/2030
c
81,304
USA Compression Partners, LP/
USA Compression Finance
Corporation
61,000 7.125%,  3/15/2029
c
62,078
Valaris, Ltd.
66,000 8.375%,  4/30/2030
c
69,106
Venture Global Calcasieu Pass,
LLC
79,000 3.875%,  8/15/2029
c
73,042
45,000 4.125%,  8/15/2031
c
40,907
Venture Global LNG, Inc.
132,000 8.125%,  6/1/2028
c
137,470
53,000 7.000%,  1/15/2030
c
53,553
134,000 8.375%,  6/1/2031
c
140,816
161,000 9.875%,  2/1/2032
c
178,724
Viridien SA
18,000 8.750%,  4/1/2027
a,c
17,294
Western Midstream Operating, LP
133,000 6.350%,  1/15/2029 139,008
66,000 6.150%,  4/1/2033 68,571
Williams Companies, Inc.
132,000 5.300%,  8/15/2052 125,453
250,000 7.500%,  1/15/2031 280,922
Total 10,841,416
Financials (0.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
25,000 4.250%,  2/15/2029
c
23,007
36,000 7.500%,  11/6/2030
c
36,537
AEGON Funding Company, LLC
214,000 5.500%,  4/16/2027
c
214,876
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.100%,  1/15/2027 153,639
200,000 3.875%,  1/23/2028 192,812
160,000 3.400%,  10/29/2033 138,121
AG TTMT Escrow Issuer, LLC
28,000 8.625%,  9/30/2027
c
28,589
Agree, LP
111,000 5.625%,  6/15/2034 112,700
Air Lease Corporation
306,000 3.000%,  2/1/2030 277,395
Aircastle, Ltd.
200,000 5.250%,  8/11/2025
c
198,976

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Financials (0.8%) - continued
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
$ 36,000 4.250%,  10/15/2027
c
$ 34,259
71,000 6.750%,  4/15/2028
c
71,352
52,000 7.000%,  1/15/2031
c
52,938
Ally Financial, Inc.
260,000 5.750%,  11/20/2025 260,921
260,000 8.000%,  11/1/2031 292,574
55,000 6.700%,  2/14/2033
a
56,534
American Express Company
69,000 5.098%,  2/16/2028
e
69,365
131,000 5.043%,  7/26/2028
e
131,884
American Homes 4 Rent, LP
246,000 2.375%,  7/15/2031 204,736
American International Group, Inc.
273,000 5.125%,  3/27/2033 275,289
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
c
29,420
86,000 4.875%,  6/30/2029
c
81,090
Aon North America, Inc.
103,000 5.750%,  3/1/2054 103,897
Apollo Debt Solutions BDC
161,000 6.700%,  7/29/2031
c
162,895
Ares Capital Corporation
114,000 3.250%,  7/15/2025 111,487
225,000 3.875%,  1/15/2026 219,273
107,000 2.150%,  7/15/2026 100,140
116,000 5.875%,  3/1/2029 116,404
Arthur J. Gallagher & Company
33,000 6.750%,  2/15/2054 37,323
52,000 5.750%,  7/15/2054 52,105
Associated Banc-Corp
75,000 4.250%,  1/15/2025 74,309
Australia & New Zealand Banking
Group, Ltd.
250,000 2.950%,  7/22/2030
c,e
243,712
Avolon Holdings Funding, Ltd.
25,000 4.250%,  4/15/2026
c
24,528
165,000 5.750%,  3/1/2029
c
167,959
Banco Santander Mexico SA
125,000 5.375%,  4/17/2025
c
124,581
Banco Santander SA
200,000 4.175%,  3/24/2028
e
194,929
Bank of America Corporation
238,000 5.080%,  1/20/2027
e
238,145
180,000 1.734%,  7/22/2027
e
168,962
170,000 3.824%,  1/20/2028
e
165,666
116,000 5.202%,  4/25/2029
e
117,417
180,000 2.087%,  6/14/2029
e
162,710
125,000 3.974%,  2/7/2030
e
120,387
300,000 2.496%,  2/13/2031
e
264,881
400,000 1.922%,  10/24/2031
e
335,196
200,000 2.972%,  2/4/2033
e
173,400
398,000 4.571%,  4/27/2033
e
384,314
200,000 5.872%,  9/15/2034
e
209,888
81,000 5.468%,  1/23/2035
e
82,825
265,000 3.846%,  3/8/2037
e
238,463
Bank of Montreal
60,000 5.266%,  12/11/2026 60,720
Bank of New York Mellon
Corporation
134,000 6.317%,  10/25/2029
e
142,142
Principal
Amount Long-Term Fixed Income (8.9%) Value
Financials (0.8%) - continued
Bank of Nova Scotia
$ 65,000 4.850%,  2/1/2030 $ 65,323
Barclays plc
36,000 6.125%,  12/15/2025
e,j
35,539
200,000 6.496%,  9/13/2027
e
205,543
280,000 4.972%,  5/16/2029
e
279,096
200,000 5.746%,  8/9/2033
e
204,632
Belrose Funding Trust
280,000 2.330%,  8/15/2030
c
234,085
Berkshire Hathaway Finance
Corporation
265,000 2.850%,  10/15/2050 176,971
BlackRock Funding, Inc.
70,000 5.250%,  3/14/2054 69,473
Blackstone Private Credit Fund
213,000 2.700%,  1/15/2025 209,983
132,000 6.250%,  1/25/2031
c
134,351
Blue Owl Capital Corporation II
101,000 8.450%,  11/15/2026
c
105,373
Blue Owl Credit Income
Corporation
166,000 4.700%,  2/8/2027 160,709
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
c
87,764
Blue Owl Technology Finance
Corporation II
140,000 6.750%,  4/4/2029
c
139,363
BNP Paribas SA
333,000 3.132%,  1/20/2033
c,e
288,746
BPCE SA
350,000 3.500%,  10/23/2027
c
333,030
Burford Capital Global Finance,
LLC
84,000 9.250%,  7/1/2031
c
89,508
Camden Property Trust
163,000 3.150%,  7/1/2029 151,526
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 271,055
48,000 5.700%,  2/1/2030
a,e
48,976
Castlelake Aviation Finance DAC
57,000 5.000%,  4/15/2027
c
55,523
Centene Corporation
484,000 2.625%,  8/1/2031 403,435
Charles Schwab Corporation
292,000 2.450%,  3/3/2027 275,458
136,000 6.136%,  8/24/2034
e
144,030
Chubb INA Holdings, LLC
125,000 4.350%,  11/3/2045 110,210
Citibank NA
250,000 5.438%,  4/30/2026 252,286
Citigroup, Inc.
168,000 3.200%,  10/21/2026 162,212
326,000 3.668%,  7/24/2028
e
314,941
126,000 4.125%,  7/25/2028 122,577
50,000 3.520%,  10/27/2028
e
47,948
83,000 5.174%,  2/13/2030
e
83,913
281,000 4.910%,  5/24/2033
e
276,027
169,000 6.174%,  5/25/2034
e
175,440
Citizens Financial Group, Inc.
92,000 5.718%,  7/23/2032
e
93,133
CNA Financial Corporation
100,000 5.125%,  2/15/2034 99,391

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Financials (0.8%) - continued
Comerica, Inc.
$ 52,000 5.982%,  1/30/2030
e
$ 52,132
Cooperatieve Rabobank UA
265,000 5.564%,  2/28/2029
c,e
270,174
Corebridge Financial, Inc.
100,000 4.350%,  4/5/2042 85,128
Credit Acceptance Corporation
66,000 9.250%,  12/15/2028
c
70,432
Credit Agricole SA
238,000 6.875%,  9/23/2024
c,e,j
237,812
Credit Suisse Group AG
225,000 7.250%,  N/A
*,k
24,750
Danske Bank AS
200,000 0.976%,  9/10/2025
c,e
198,994
Deutsche Bank AG/New York, NY
150,000 6.819%,  11/20/2029
e
158,675
300,000 3.729%,  1/14/2032
e
259,853
Discover Bank
290,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
e
290,738
Diversified Healthcare Trust
42,000 Zero Coupon,  1/15/2026
c
37,142
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
c
115,368
Elevance Health, Inc.
110,000 3.125%,  5/15/2050 75,563
179,000 4.625%,  5/15/2042 161,963
EPR Properties
130,000 4.950%,  4/15/2028 127,248
Equitable Holdings, Inc.
51,000 4.572%,  2/15/2029
c
50,196
Fairfax Financial Holdings, Ltd.
138,000 6.350%,  3/22/2054
c
141,945
Fifth Third Bancorp
104,000 6.339%,  7/27/2029
e
108,390
First Horizon Bank
170,000 5.750%,  5/1/2030
a
167,056
FirstCash, Inc.
90,000 5.625%,  1/1/2030
c
87,418
First-Citizens Bank & Trust
Company
117,000 6.125%,  3/9/2028 120,706
Five Corners Funding Trust IV
132,000 5.997%,  2/15/2053
c
138,022
Fortress Transportation and
Infrastructure Investors, LLC
38,000 5.500%,  5/1/2028
c
37,255
66,000 7.000%,  5/1/2031
c
68,047
52,000 7.000%,  6/15/2032
c
53,629
Freedom Mortgage Corporation
33,000 7.625%,  5/1/2026
c
33,036
Freedom Mortgage Holdings, LLC
84,000 9.250%,  2/1/2029
c
84,601
36,000 9.125%,  5/15/2031
c
35,415
FS KKR Capital Corporation
250,000 3.400%,  1/15/2026 240,474
GGAM Finance, Ltd.
66,000 7.750%,  5/15/2026
c
67,583
37,000 8.000%,  6/15/2028
c
39,159
29,000 6.875%,  4/15/2029
c
29,651
Principal
Amount Long-Term Fixed Income (8.9%) Value
Financials (0.8%) - continued
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
$ 107,000 3.750%,  12/15/2027
c
$ 96,839
goeasy, Ltd.
54,000 9.250%,  12/1/2028
c
57,911
37,000 7.625%,  7/1/2029
c
37,846
Goldman Sachs Bank USA/New
York, NY
217,000 5.414%,  5/21/2027
e
218,532
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 87,919
Goldman Sachs Group, Inc.
203,000 1.948%,  10/21/2027
e
189,963
201,000 6.484%,  10/24/2029
e
212,696
80,000 1.992%,  1/27/2032
e
66,327
513,000 3.102%,  2/24/2033
e
448,070
Health Care Service Corporation
158,000 5.450%,  6/15/2034
c
159,701
Healthpeak OP, LLC
53,000 3.400%,  2/1/2025 52,401
Highwoods Realty, LP
133,000 7.650%,  2/1/2034 146,583
HSBC Holdings plc
200,000 5.402%,  8/11/2033
e
201,901
HUB International, Ltd.
103,000 7.250%,  6/15/2030
c
106,232
Huntington Bancshares, Inc./OH
167,000 5.709%,  2/2/2035
e
168,830
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
60,000 6.250%,  5/15/2026 59,807
147,000 5.250%,  5/15/2027 140,986
Intesa Sanpaolo SPA
44,000 4.198%,  6/1/2032
c,e
38,095
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 135,648
J.P. Morgan Chase & Company
55,000 4.000%,  4/1/2025
e,j
53,768
134,000 1.040%,  2/4/2027
e
126,268
276,000 1.578%,  4/22/2027
e
260,507
210,000 2.947%,  2/24/2028
e
200,404
231,000 4.979%,  7/22/2028
e
232,191
375,000 4.203%,  7/23/2029
e
366,666
250,000 2.522%,  4/22/2031
e
221,179
300,000 1.953%,  2/4/2032
e
250,011
265,000 4.586%,  4/26/2033
e
257,540
198,000 4.912%,  7/25/2033
e
196,145
162,000 5.766%,  4/22/2035
e
169,787
Jackson National Life Global
Funding
180,000 5.550%,  7/2/2027
c
182,432
Jane Street Group/JSG Finance,
Inc.
58,000 4.500%,  11/15/2029
c
54,905
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
27,000 5.000%,  8/15/2028
c
25,077
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
c
28,794
72,000 9.500%,  2/15/2029
c
75,541
KeyBank NA/Cleveland, OH
174,000 5.000%,  1/26/2033 164,734

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Financials (0.8%) - continued
KeyCorp
$ 95,000
6.616%,  (SOFRINDX +
1.250%), 5/23/2025
e
$ 95,092
Kilroy Realty, LP
67,000 4.250%,  8/15/2029 62,192
60,000 6.250%,  1/15/2036 59,115
Kite Realty Group, LP
49,000 5.500%,  3/1/2034 49,194
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
36,000 4.250%,  2/1/2027
c
34,835
97,000 4.750%,  6/15/2029
c
92,191
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
c,e
18,720
Lloyds Banking Group plc
200,000 5.871%,  3/6/2029
e
205,982
Macquarie Airfinance Holdings,
Ltd.
141,000 6.400%,  3/26/2029
c
144,708
18,000 6.500%,  3/26/2031
c
18,680
Manufacturers & Traders Trust
Company
198,000 4.700%,  1/27/2028 194,856
Marsh & McLennan Companies,
Inc.
50,000 5.450%,  3/15/2053 50,055
136,000 5.400%,  9/15/2033 141,598
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
c
203,330
Mitsubishi UFJ Financial Group,
Inc.
200,000 5.422%,  2/22/2029
e
203,945
250,000 2.048%,  7/17/2030 214,271
Molina Healthcare, Inc.
69,000 4.375%,  6/15/2028
c
65,685
Morgan Stanley
210,000 4.350%,  9/8/2026 207,471
276,000 3.591%,  7/22/2028
e
265,475
132,000 5.164%,  4/20/2029
e
133,329
290,000 3.622%,  4/1/2031
e
271,819
132,000 5.250%,  4/21/2034
e
132,614
114,000 5.831%,  4/19/2035
e
119,107
232,000 5.297%,  4/20/2037
e
227,609
Morgan Stanley Direct Lending
Fund
111,000 6.150%,  5/17/2029
c
110,961
MPT Operating Partnership, LP/
MPT Finance Corporation
29,000 5.250%,  8/1/2026
a
26,049
80,000 4.625%,  8/1/2029
a
58,059
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 154,776
Nationstar Mortgage Holdings,
Inc.
18,000 5.500%,  8/15/2028
c
17,482
38,000 6.500%,  8/1/2029
c
37,944
57,000 5.125%,  12/15/2030
c
53,083
NatWest Group plc
200,000 4.445%,  5/8/2030
e
195,071
203,000 6.475%,  6/1/2034
e
210,468
Navient Corporation
21,000 5.000%,  3/15/2027 20,304
Principal
Amount Long-Term Fixed Income (8.9%) Value
Financials (0.8%) - continued
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
$ 23,000 4.500%,  9/30/2028
c
$ 20,940
New York Life Global Funding
196,000 4.550%,  1/28/2033
c
191,708
Nomura Holdings, Inc.
200,000 5.783%,  7/3/2034 205,591
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 273,304
225,000 3.375%,  2/1/2031 198,361
OneMain Finance Corporation
137,000 3.500%,  1/15/2027 129,468
170,000 3.875%,  9/15/2028 155,298
Panther Escrow Issuer, LLC
102,000 7.125%,  6/1/2031
c
104,663
Park Intermediate Holdings, LLC
102,000 4.875%,  5/15/2029
c
96,380
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
e
69,389
207,000 5.492%,  5/14/2030
e
212,077
265,000 4.626%,  6/6/2033
e
253,050
PRA Group, Inc.
18,000 7.375%,  9/1/2025
c
17,985
56,000 8.375%,  2/1/2028
c
56,697
Prologis Targeted US Logistics
Fund, LP
136,000 5.250%,  4/1/2029
c
138,197
Prologis, LP
92,000 5.250%,  3/15/2054 88,953
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
e
237,013
Regency Centers, LP
196,000 4.125%,  3/15/2028 191,476
100,000 5.250%,  1/15/2034 100,253
Reinsurance Group of America,
Inc.
154,000 5.750%,  9/15/2034 157,527
RGA Global Funding
65,000 5.500%,  1/11/2031
c
66,500
RHP Hotel Properties, LP/RHP
Finance Corporation
18,000 4.750%,  10/15/2027 17,475
36,000 4.500%,  2/15/2029
c
34,106
RLJ Lodging Trust, LP
33,000 4.000%,  9/15/2029
c
29,448
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
120,000 3.625%,  3/1/2029
c
110,160
41,000 3.875%,  3/1/2031
c
36,471
52,000 4.000%,  10/15/2033
c
44,724
Ryan Specialty, LLC
19,000 4.375%,  2/1/2030
c
17,886
Santander Holdings USA, Inc.
66,000 6.499%,  3/9/2029
e
68,151
58,000 6.174%,  1/9/2030
e
59,665
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
e
337,094
Service Properties Trust
74,000 8.375%,  6/15/2029 73,669
55,000 8.625%,  11/15/2031
c
58,441

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Financials (0.8%) - continued
Simon Property Group, LP
$ 217,000 3.800%,  7/15/2050 $ 164,636
SLM Corporation
40,000 4.200%,  10/29/2025 39,269
Societe Generale SA
138,000 4.750%,  11/24/2025
c
136,116
Standard Chartered plc
200,000 5.688%,  5/14/2028
c,e
202,717
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 121,120
200,000 5.710%,  1/13/2030 208,006
125,000 1.710%,  1/12/2031 102,222
Synchrony Financial
78,000 5.935%,  8/2/2030
e
78,481
37,000 7.250%,  2/2/2033 37,842
Synovus Bank
250,000 5.625%,  2/15/2028 247,361
Toronto-Dominion Bank
172,000 5.523%,  7/17/2028 177,061
Truist Financial Corporation
134,000 6.047%,  6/8/2027
e
136,221
94,000 5.125%,  12/15/2027
e,j
88,703
157,000 5.122%,  1/26/2034
e
154,015
86,000 5.711%,  1/24/2035
e
87,928
U.S. Bancorp
132,000 5.727%,  10/21/2026
e
132,933
204,000 5.775%,  6/12/2029
e
210,090
52,000 5.836%,  6/12/2034
e
53,981
92,000 5.678%,  1/23/2035
e
94,498
UBS Group AG
350,000 2.193%,  6/5/2026
c,e
340,715
200,000 6.246%,  9/22/2029
c,e
208,905
164,000 3.091%,  5/14/2032
c,e
143,357
200,000 5.699%,  2/8/2035
c,e
204,651
UniCredit SPA
36,000 5.861%,  6/19/2032
c,e
35,703
United Wholesale Mortgage, LLC
97,000 5.500%,  4/15/2029
c
93,524
UnitedHealth Group, Inc.
132,000 5.875%,  2/15/2053 139,685
198,000 4.750%,  5/15/2052 178,984
Vornado Realty, LP
26,000 3.400%,  6/1/2031 21,186
Wells Fargo & Company
121,000 3.000%,  4/22/2026 117,271
168,000 3.000%,  10/23/2026 161,662
199,000 3.526%,  3/24/2028
e
192,052
142,000 5.707%,  4/22/2028
e
144,772
294,000 2.393%,  6/2/2028
e
274,524
139,000 5.574%,  7/25/2029
e
142,337
109,000 5.389%,  4/24/2034
e
110,268
323,000 4.900%,  11/17/2045 291,264
Willis North America, Inc.
265,000 4.650%,  6/15/2027 263,454
XHR, LP
36,000 4.875%,  6/1/2029
c
33,970
Total 36,123,707
Foreign Government (<0.1%)
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
c
175,022
Principal
Amount Long-Term Fixed Income (8.9%) Value
Foreign Government (<0.1%) - continued
Saudi Arabian Oil Company
$ 160,000 5.250%,  7/17/2034
c
$ 160,797
Total 335,819
Mortgage-Backed Securities (2.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,890,282 2.000%,  1/1/2052 1,543,230
998,914 2.000%,  5/1/2051 815,647
3,311,926 2.500%,  5/1/2051 2,817,579
1,532,223 3.500%,  5/1/2052 1,400,670
2,233,607 4.000%,  5/1/2052 2,111,053
990,075 5.000%,  7/1/2053 980,667
461,330 5.500%,  7/1/2053 464,260
1,311,777 3.500%,  8/1/2052 1,196,455
1,126,102 5.000%,  8/1/2053 1,119,820
3,483,560 5.500%,  9/1/2053 3,520,463
1,089,480 3.500%,  9/1/2047
g
1,010,082
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,019,201 2.500%,  7/1/2030 968,652
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,273,969 3.000%,  12/1/2036 1,193,897
1,082,923 3.000%,  8/1/2038 1,019,938
1,650,283 3.500%,  5/1/2040 1,566,319
1,972,646 2.500%,  4/1/2042 1,733,186
499,128 2.000%,  5/1/2042 429,133
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,894,258 3.000%,  1/1/2052 3,425,473
684,405 2.000%,  2/1/2051 558,900
455,663 2.000%,  2/1/2051 372,103
2,515,817 2.500%,  2/1/2051 2,127,751
2,160,895 2.500%,  2/1/2051 1,836,259
7,580,023 2.000%,  3/1/2051 6,123,207
965,512 2.000%,  3/1/2051 782,537
2,696,583 4.000%,  3/1/2051 2,565,327
415,762 2.000%,  3/1/2052 339,335
4,057,174 3.000%,  3/1/2052 3,550,701
5,009,000 2.000%,  4/1/2051 4,038,046
2,446,991 3.000%,  4/1/2051 2,156,012
2,578,732 3.000%,  5/1/2050 2,291,238
827,648 2.000%,  5/1/2051 672,141
2,296,363 3.000%,  5/1/2051 2,047,553
2,586,621 2.000%,  6/1/2050 2,108,730
1,517,130 3.000%,  6/1/2050 1,357,508
672,177 4.000%,  6/1/2052 630,838
774,341 5.000%,  6/1/2053 768,824
3,734,243 2.500%,  7/1/2051 3,195,850
1,004,916 3.500%,  7/1/2051 927,213
1,917,857 4.000%,  7/1/2052 1,800,013
1,281,782 3.500%,  8/1/2050 1,182,534
2,038,128 3.500%,  8/1/2052 1,851,782
3,961,294 4.500%,  8/1/2052 3,830,143
1,457,804 5.000%,  8/1/2053 1,447,415
546,259 2.500%,  9/1/2051 464,769
1,312,135 3.500%,  9/1/2052 1,200,471
607,926 3.500%,  9/1/2052 556,191
1,242,307 5.000%,  9/1/2052 1,225,127

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Mortgage-Backed Securities (2.9%) - continued
$ 1,215,378 4.500%,  9/1/2053 $ 1,179,134
1,998,652 4.500%,  9/1/2053 1,928,659
3,780,585 4.000%,  10/1/2052 3,560,175
794,163 2.000%,  11/1/2051 646,966
783,699 3.500%,  11/1/2052 717,245
3,343,295 2.000%,  12/1/2050 2,720,107
5,216,907 2.500%,  12/1/2051 4,424,715
2,333,361 4.500%,  12/1/2052 2,266,203
2,225,000 6.000%,  8/1/2041
g
2,256,552
7,550,000 5.500%,  8/1/2042
g
7,561,561
1,290,180 3.500%,  12/1/2047
g
1,197,202
4,800,000 4.000%,  8/1/2048
g
4,498,010
2,300,000 4.500%,  8/1/2048
g
2,215,407
9,575,000 5.000%,  8/1/2048 9,428,626
2,750,000 3.000%,  8/1/2049
g
2,399,481
3,100,000 3.500%,  8/1/2049
g
2,812,449
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,279,184 2.500%,  3/1/2062 3,457,409
903,772 3.500%,  7/1/2061 806,512
1,949,237 4.000%,  12/1/2061 1,804,682
Total 135,206,137
Technology (0.2%)
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052
a
116,627
Amentum Escrow Corporation
57,000 7.250%,  8/1/2032
c,g
58,215
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 287,471
Apple, Inc.
232,000 2.650%,  2/8/2051 152,141
437,000 3.750%,  9/12/2047 361,766
Block, Inc.
126,000 6.500%,  5/15/2032
c
128,041
Boost Newco Borrower, LLC
90,000 7.500%,  1/15/2031
c
94,795
Broadcom, Inc.
210,000 5.050%,  7/12/2027 211,880
76,000 3.469%,  4/15/2034
c
66,373
266,000 3.137%,  11/15/2035
c
219,509
220,000 3.187%,  11/15/2036
c
179,437
180,000 4.926%,  5/15/2037
c
173,700
Cisco Systems, Inc.
69,000 5.300%,  2/26/2054 69,539
70,000 4.950%,  2/26/2031 71,554
Clarivate Science Holdings
Corporation
39,000 3.875%,  7/1/2028
c
36,581
Cloud Software Group, Inc.
190,000 6.500%,  3/31/2029
c
185,202
Consensus Cloud Solutions, Inc.
18,000 6.000%,  10/15/2026
c
17,636
CoreLogic, Inc.
22,000 4.500%,  5/1/2028
c
20,294
Dell International, LLC/EMC
Corporation
144,000 6.020%,  6/15/2026 146,366
Dell, Inc.
124,000 6.500%,  4/15/2038 132,662
Dye & Durham, Ltd.
54,000 8.625%,  4/15/2029
c
55,256
Principal
Amount Long-Term Fixed Income (8.9%) Value
Technology (0.2%) - continued
Fiserv, Inc.
$ 66,000 2.250%,  6/1/2027 $ 61,726
137,000 2.650%,  6/1/2030 122,327
136,000 5.350%,  3/15/2031 139,593
116,000 5.600%,  3/2/2033 120,048
Gen Digital, Inc.
3,000 6.750%,  9/30/2027
c
3,051
44,000 7.125%,  9/30/2030
a,c
45,488
Global Payments, Inc.
142,000 5.950%,  8/15/2052 139,983
198,000 5.300%,  8/15/2029 200,073
II-VI, Inc.
32,000 5.000%,  12/15/2029
a,c
30,525
Intel Corporation
135,000 5.600%,  2/21/2054 134,174
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
c
73,234
101,000 4.875%,  9/15/2029
c
96,501
90,000 5.250%,  7/15/2030
c
86,617
96,000 4.500%,  2/15/2031
c
88,236
KLA Corporation
199,000 3.300%,  3/1/2050 144,149
Marvell Technology, Inc.
33,000 5.950%,  9/15/2033 34,672
Mastercard, Inc.
160,000 3.950%,  2/26/2048 133,484
Microchip Technology, Inc.
28,000 5.050%,  3/15/2029 28,312
Micron Technology, Inc.
72,000 5.300%,  1/15/2031 73,278
Microsoft Corporation
95,000 3.041%,  3/17/2062 64,981
228,000 2.500%,  9/15/2050 146,911
200,000 3.700%,  8/8/2046 169,244
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
c
31,680
NCR Voyix Corporation
55,000 5.000%,  10/1/2028
c
52,593
100,000 5.125%,  4/15/2029
c
95,538
Neptune Bidco US, Inc.
74,000 9.290%,  4/15/2029
c
72,473
Newfold Digital Holdings Group,
Inc.
22,000 11.750%,  10/15/2028
c
22,231
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028 77,018
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029 82,111
180,000 3.250%,  5/11/2041 134,498
Open Text Corporation
72,000 3.875%,  12/1/2029
c
65,357
Open Text Holdings, Inc.
105,000 4.125%,  2/15/2030
c
95,770
Oracle Corporation
132,000 6.900%,  11/9/2052 151,451
161,000 6.150%,  11/9/2029 171,439
250,000 3.850%,  7/15/2036 216,432
380,000 4.000%,  7/15/2046 299,209
PayPal Holdings, Inc.
124,000 5.500%,  6/1/2054 123,660
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
a,c
17,802

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Technology (0.2%) - continued
PTC, Inc.
$ 40,000 4.000%,  2/15/2028
c
$ 37,885
RingCentral, Inc.
67,000 8.500%,  8/15/2030
a,c
70,394
Rocket Software, Inc.
44,000 9.000%,  11/28/2028
c
45,287
Roper Technologies, Inc.
173,000 1.750%,  2/15/2031 142,620
Seagate HDD Cayman
77,685 9.625%,  12/1/2032 88,963
Sensata Technologies, Inc.
21,000 3.750%,  2/15/2031
c
18,548
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
c
29,278
SS&C Technologies, Inc.
104,000 5.500%,  9/30/2027
c
103,021
Texas Instruments, Inc.
133,000 5.050%,  5/18/2063 127,451
UKG, Inc.
72,000 6.875%,  2/1/2031
c
74,004
Verisk Analytics, Inc.
109,000 5.250%,  6/5/2034 110,034
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
c
57,237
Visa, Inc.
225,000 2.700%,  4/15/2040 168,778
VMware, LLC
121,000 4.650%,  5/15/2027 120,424
180,000 2.200%,  8/15/2031 150,336
Xerox Holdings Corporation
9,000 5.000%,  8/15/2025
c
8,844
145,000 5.500%,  8/15/2028
c
123,021
Total 8,107,039
Transportation (<0.1%)
Air Canada
72,000 3.875%,  8/15/2026
c
69,252
American Airlines Group, Inc.
23,000 3.750%,  3/1/2025
a,c
22,625
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
170,334 5.500%,  4/20/2026
c
169,193
35,534 5.750%,  4/20/2029
c
34,724
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
43,000 5.375%,  3/1/2029
a,c
39,357
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 130,226
140,000 5.750%,  5/1/2040 146,971
100,000 4.450%,  3/15/2043 90,121
Canadian Pacific Railway
Company
132,000 4.700%,  5/1/2048 116,807
CSX Corporation
170,000 3.800%,  4/15/2050 133,843
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
284,000 4.750%,  10/20/2028
c
281,155
ERAC USA Finance, LLC
132,000 5.400%,  5/1/2053
c
130,889
Principal
Amount Long-Term Fixed Income (8.9%) Value
Transportation (<0.1%) - continued
Hawaiian Brand Intellectual
Property, Ltd./HawaiianMiles
Loyalty, Ltd.
$ 33,000 11.000%,  4/15/2029
c
$ 31,466
Mileage Plus Holdings, LLC
199,200 6.500%,  6/20/2027
c
200,970
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 5.750%,  5/24/2026
c
149,481
Rand Parent, LLC
69,000 8.500%,  2/15/2030
a,c
68,232
RXO, Inc.
80,000 7.500%,  11/15/2027
c
82,200
Southwest Airlines Company
206,000 2.625%,  2/10/2030 182,388
Stena International SA
58,000 7.250%,  1/15/2031
c
59,332
Union Pacific Corporation
265,000 2.973%,  9/16/2062 163,152
United Airlines, Inc.
74,000 4.375%,  4/15/2026
c
72,149
36,000 4.625%,  4/15/2029
c
34,021
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
c
18,104
77,000 6.375%,  2/1/2030
a,c
61,336
Total 2,487,994
U.S. Government & Agencies (2.9%)
U.S. Treasury Bonds
1,716,000 3.625%,  5/15/2053 1,507,935
300,000 1.625%,  11/15/2050 169,898
1,500,000 4.750%,  11/15/2053 1,601,016
1,510,000 5.250%,  11/15/2028 1,588,921
1,175,000 4.375%,  5/15/2040 1,195,333
6,780,000 3.000%,  5/15/2042 5,618,925
462,000 3.375%,  5/15/2044 396,670
12,618,000 2.500%,  5/15/2046 9,170,723
10,050,000 2.875%,  5/15/2049 7,665,088
U.S. Treasury Notes
4,360,000 2.125%,  11/30/2024 4,315,719
700,000 1.375%,  1/31/2025 687,378
9,100,000 3.875%,  3/31/2025 9,036,442
17,550,000 2.875%,  5/31/2025 17,268,069
250,000 0.250%,  8/31/2025 238,340
1,600,000 4.250%,  12/31/2025 1,594,063
5,715,000 2.625%,  1/31/2026 5,562,972
3,990,000 0.500%,  2/28/2026 3,752,159
20,870,000 2.500%,  2/28/2026 20,254,498
2,100,000 4.625%,  2/28/2026 2,105,414
4,800,000 4.500%,  3/31/2026 4,806,937
5,000,000 0.500%,  4/30/2027 4,536,914
4,485,000 2.250%,  11/15/2027 4,239,026
5,600,000 3.875%,  12/31/2027 5,574,844
5,100,000 3.500%,  1/31/2028 5,014,535
3,000,000 3.625%,  3/31/2028 2,961,914
7,300,000 2.875%,  5/15/2028 7,011,137
1,600,000 3.750%,  12/31/2028 1,586,687
4,680,000 1.375%,  11/15/2031 3,912,553
1,175,000 4.125%,  11/15/2032 1,183,996
3,200,000 4.500%,  11/15/2033 3,310,000
Total 137,868,106

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Utilities (0.2%)
AES Corporation
$ 265,000 3.950%,  7/15/2030
c
$ 246,143
Ameren Illinois Company
150,000 4.500%,  3/15/2049 131,109
American Electric Power
Company, Inc.
135,000 5.200%,  1/15/2029 136,771
116,000 5.625%,  3/1/2033 118,981
American Water Capital
Corporation
135,000 5.450%,  3/1/2054 133,942
Appalachian Power Company
92,000 3.300%,  6/1/2027 88,131
Atmos Energy Corporation
100,000 5.900%,  11/15/2033 106,699
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 140,018
Calpine Corporation
75,000 4.500%,  2/15/2028
c
71,846
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 208,635
CenterPoint Energy, Inc.
73,000 4.250%,  11/1/2028 70,614
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 98,690
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 54,912
175,000 4.125%,  5/15/2049 142,067
Constellation Energy Generation,
LLC
67,000 6.125%,  1/15/2034 71,487
Consumers Energy Company
221,000 4.350%,  4/15/2049 191,785
Dominion Energy, Inc.
18,000 6.875%,  2/1/2055
e
18,685
18,000 7.000%,  6/1/2054
e
18,904
DTE Electric Company
95,000 3.700%,  3/15/2045 75,628
135,000 3.700%,  6/1/2046 105,334
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 190,155
Duke Energy Corporation
214,000 5.450%,  6/15/2034 217,224
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 132,256
Edison International
187,000 5.750%,  6/15/2027 190,558
Enel Finance International NV
200,000 5.125%,  6/26/2029
c
200,939
Eversource Energy
166,000 4.750%,  5/15/2026 165,268
Exelon Corporation
190,000 4.700%,  4/15/2050 165,885
376,000 4.450%,  4/15/2046 320,839
FirstEnergy Corporation
165,000 4.850%,  7/15/2047 145,031
Georgia Power Company
113,000 4.950%,  5/17/2033 113,013
68,000 5.250%,  3/15/2034 69,465
Principal
Amount Long-Term Fixed Income (8.9%) Value
Utilities (0.2%) - continued
ITC Holdings Corporation
$ 84,000 5.300%,  7/1/2043 $ 79,558
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
c
127,481
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 162,186
National Rural Utilities Cooperative
Finance Corporation
83,000 3.700%,  3/15/2029 79,829
NextEra Energy Operating
Partners, LP
133,000 3.875%,  10/15/2026
c
127,634
NiSource, Inc.
245,000 5.650%,  2/1/2045 243,471
NRG Energy, Inc.
28,000 3.375%,  2/15/2029
c
25,200
35,000 5.250%,  6/15/2029
c
34,033
Pacific Gas and Electric Company
135,000 3.300%,  12/1/2027 127,702
137,000 5.550%,  5/15/2029 139,935
114,000 4.550%,  7/1/2030 110,324
135,000 6.950%,  3/15/2034 148,930
70,000 5.800%,  5/15/2034 71,372
PG&E Corporation
86,000 5.000%,  7/1/2028 83,885
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 112,795
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 143,472
Public Service Enterprise Group,
Inc.
133,000 5.875%,  10/15/2028 138,277
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 273,346
Southern California Edison
Company
185,000 4.000%,  4/1/2047 146,706
Southern Company
265,000 5.113%,  8/1/2027 267,101
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 129,848
Southwestern Electric Power
Company
105,000 3.900%,  4/1/2045 80,206
Talen Energy Supply, LLC
64,000 8.625%,  6/1/2030
c
68,968
TerraForm Power Operating, LLC
125,000 5.000%,  1/31/2028
c
120,458
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 46,886
191,000 4.600%,  12/1/2048 165,807
Vistra Corporation
36,000 8.000%,  10/15/2026
c,e,j
36,851
90,000 7.000%,  12/15/2026
c,e,j
90,517
Vistra Operations Company, LLC
185,000 5.125%,  5/13/2025
c
184,071
220,000 5.000%,  7/31/2027
c
215,411

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (8.9%) Value
Utilities (0.2%) - continued
Xcel Energy, Inc.
$ 103,000 4.600%,  6/1/2032 $ 99,245
Total 8,022,519
Total Long-Term Fixed Income
(cost $437,121,818) 417,048,179
Shares Private Equity Funds ( 0.6% ) Value
Secondary (0.6%)
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,i
1,908,050
1 ASF IX, LP
*,b,i
3,653,407
1 ASF VIII Sidecar (Cayman), LP
*,b,i
139,780
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,i
1,967,459
1 LCP X (Offshore), LP
*,b,i
18,242,242
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,i
872,005
Total 26,782,943
Total Private Equity Funds
(cost $18,410,854) 26,782,943
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
6,395,053 Thrivent Cash Management Trust 6,395,053
Total Collateral Held for
Securities Loaned
(cost $6,395,053) 6,395,053
Shares or
Principal
Amount Short-Term Investments ( 15.0% ) Value
Federal Home Loan Bank Discount
Notes
2,800,000 5.250%, 8/7/2024
l,m
2,797,139
100,000 5.240%, 8/14/2024
l,m
99,796
1,800,000 5.245%, 8/16/2024
l,m
1,795,796
10,400,000 5.253%, 8/21/2024
l,m
10,368,120
13,700,000 5.225%, 9/17/2024
l,m
13,604,191
4,700,000 5.240%, 9/18/2024
l,m
4,666,447
500,000 5.170%, 10/9/2024
l,m
495,022
100,000 5.200%, 10/16/2024
l,m
98,905
3,900,000 5.194%, 10/18/2024
l,m
3,856,181
1,200,000 5.215%, 10/30/2024
l,m
1,184,469
100,000 5.175%, 11/8/2024
l,m
98,603
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 5.250%, 8/13/2024
l,m
99,810
Thrivent Core Short-Term Reserve
Fund
66,196,847 5.600% 661,968,470
Total Short-Term Investments
(cost $701,003,632) 701,132,949
Total Investments (cost
$3,726,420,884) 100.4% $4,693,788,956
Other Assets and Liabilities, Net
(0.4%) (18,326,752)
Total Net Assets 100.0% $4,675,462,204
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $58,563,331 or 1.3% of
total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2024.
e Denotes variable rate securities. The rate shown is as of
July 31, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f All or a portion of the security is insured or guaranteed.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of July 31, 2024
was $26,807,693 or 0.57% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ –
ASF IX, LP  3/18/2024 2,250,914
ASF VIII Sidecar (Cayman), LP  6/28/2024 –
Credit Suisse Group AG  9/5/2018 225,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 1,295,000
LCP X (Offshore), LP  10/25/2023 14,864,940
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 –

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of July 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 2,858,132
Common Stock 3,457,837
Total lending $6,315,969
Gross amount payable upon return of
collateral for securities loaned $6,395,053
Net amounts due to counterparty $79,084
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,922,833,532 1,922,833,532 – –
U.S. Unaffiliated 29,396,483 29,396,483 – –
Common Stock
Communications Services 67,918,988 67,918,988 – –
Consumer Discretionary 123,094,883 123,094,883 – –
Consumer Staples 55,049,053 55,049,053 – –
Energy 50,939,040 50,939,040 – –
Financials 193,501,351 193,501,351 – –
Health Care 148,775,932 148,775,932 – –
Industrials 188,945,388 185,524,693 3,420,695 –
Information Technology 259,905,870 255,407,977 4,497,893 –
Materials 46,242,024 45,274,790 967,234 –
Real Estate 53,336,712 53,336,712 – –
Utilities 32,790,726 32,790,726 – –
Long-Term Fixed Income
Asset-Backed Securities 9,171,804 – 9,171,804 –
Basic Materials 2,952,680 – 2,952,680 –
Capital Goods 7,337,696 – 7,337,696 –
Collateralized Mortgage Obligations 15,539,606 – 15,539,606 –
Commercial Mortgage-Backed Securities 7,552,358 – 7,552,358 –
Communications Services 10,481,934 – 10,481,934 –
Consumer Cyclical 12,363,710 – 12,363,710 –
Consumer Non-Cyclical 12,655,654 – 12,484,203 171,451
Energy 10,841,416 – 10,841,416 –
Financials 36,123,707 – 36,123,707 –
Foreign Government 335,819 – 335,819 –
Mortgage-Backed Securities 135,206,137 – 135,206,137 –
Technology 8,107,039 – 8,107,039 –
Transportation 2,487,994 – 2,487,994 –
U.S. Government & Agencies 137,868,106 – 137,868,106 –
Utilities 8,022,519 – 8,022,519 –
Private Equity Funds
Secondary 26,782,943 – – 26,782,943
Short-Term Investments 39,164,479 – 39,164,479 –
Subtotal Investments in Securities $3,655,725,583 $3,163,844,160 $464,927,029 $26,954,394
Other Investments  * Total
Affiliated Short-Term Investments 661,968,470
U.S. Affiliated Registered Investment Cos. 369,699,850
Collateral Held for Securities Loaned 6,395,053
Subtotal Other Investments $1,038,063,373
Total Investments at Value $4,693,788,956
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Moderately Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 14,337,714 14,337,714 – –
Total Asset Derivatives $14,337,714 $14,337,714 $– $–
Liability Derivatives
Futures Contracts 35,332,360 35,158,778 173,582 –
Total Liability Derivatives $35,332,360 $35,158,778 $173,582 $–

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of July 31, 2024. Investments and/or cash totaling
$39,164,479 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 244 September 2024 $ 26,600,490 $ 681,760
CBOT 2-Yr. U.S. Treasury Note 448 September 2024 91,218,172 786,330
CBOT 5-Yr. U.S. Treasury Note 465 September 2024 49,218,562 950,581
CBOT U.S. Long Bond 124 September 2024 14,500,593 476,282
CME E-mini Russell 2000 Index 33 September 2024 3,385,949 364,501
CME E-mini S&P 500 Index 3,042 September 2024 837,066,910 8,304,890
CME E-mini S&P Mid-Cap 400 Index 2 September 2024 585,787 38,233
CME Ultra Long Term U.S. Treasury Bond 171 September 2024 21,197,724 684,932
ICE mini MSCI EAFE Index 443 September 2024 51,486,281 1,445,574
ICE US mini MSCI Emerging Markets Index 266 September 2024 14,327,988 255,462
Ultra 10-Yr. U.S. Treasury Note 111 September 2024 12,480,003 349,169
Total Futures Long Contracts $ 1,122,068,459 $ 14,337,714
CME E-mini Russell 2000 Index (1,584) September 2024 ( $ 163,110,484) ( $ 16,911,116)
CME E-mini S&P Mid-Cap 400 Index (1,049) September 2024 (309,310,458) (17,988,032)
CME Euro Foreign Exchange Currency (314) September 2024 (42,336,096) (250,154)
Eurex Euro STOXX 50 Index (777) September 2024 (41,047,782) (173,582)
Ultra 10-Yr. U.S. Treasury Note (3) September 2024 (337,258) (9,476)
Total Futures Short Contracts ( $ 556,142,078) ($35,332,360)
Total Futures Contracts $ 565,926,381 ($20,994,646)

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $32,392 $1,539 $3,052 $34,496 4,264 0.7%
Core Emerging Markets Equity 58,290 2,097 – 71,192 7,455 1.5
Core International Equity 68,886 36,704 – 122,728 11,177 2.6
Core Low Volatility Equity 65,683 5,718 68,100 3,345 287 0.1
Core Mid Cap Value 49,155 1,032 – 61,710 5,423 1.3
Core Small Cap Value 54,964 1,018 – 76,230 6,560 1.6
Global Stock, Class S 172,211 10,842 – 220,701 7,540 4.7
High Yield, Class S 22,778 1,135 416 25,062 5,953 0.5
Income, Class S 64,051 2,462 140 72,340 8,876 1.6
International Allocation, Class S 239,607 8,164 – 296,991 26,901 6.4
Large Cap Growth, Class S 353,699 11,918 – 484,967 23,160 10.4
Large Cap Value, Class S 325,897 12,553 – 407,118 13,300 8.7
Limited Maturity Bond, Class S 38,497 1,180 120 41,129 3,330 0.9
Mid Cap Stock, Class S 227,754 3,898 – 292,129 7,811 6.2
Small Cap Stock, Class S 60,731 333 – 82,396 2,470 1.8
Total U.S. Affiliated Registered Investment
Companies 1,834,595 2,292,534 49.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% 498,724 840,490 677,246 661,968 66,197 14.2
Total Affiliated Short-Term Investments 498,724 661,968 14.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,765 132,764 131,134 6,395 6,395 0.1
Total Collateral Held for Securities Loaned 4,765 6,395 0.1
Total Value $2,338,084 $2,960,897
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($802) $4,419 $– $1,539
Core Emerging Markets Equity – 10,805 – 2,098
Core International Equity – 17,138 – 2,705
Core Low Volatility Equity Fund 6,169 (6,125) 4,189 1,529
Core Mid Cap Value – 11,523 230 802
Core Small Cap Value – 20,248 – 1,018
Global Stock, Class S – 37,648 6,988 3,853
High Yield, Class S (77) 1,642 – 1,135
Income, Class S (40) 6,007 – 2,288
International Allocation, Class S – 49,220 – 8,164
Large Cap Growth, Class S – 119,350 11,918 –
Large Cap Value, Class S – 68,668 6,425 6,128
Limited Maturity Bond, Class S (5) 1,577 – 1,104
Mid Cap Stock, Class S – 60,477 2,718 1,180
Small Cap Stock, Class S – 21,332 – 333
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% – – – 27,235
Total Income/Non Cash Income from Affiliated Investments $61,111
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 28
Total Affiliated Income from Securities Loaned, Net $28
Total $5,245 $423,929 $32,468

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 41.5% ) Value
U.S. Affiliated  (40.9%)
4,109,023 Thrivent Core Emerging Markets
Debt Fund $ 33,241,997
905,202 Thrivent Core Emerging Markets
Equity Fund 8,644,679
1,488,257 Thrivent Core International Equity
Fund 16,341,065
57,355 Thrivent Core Low Volatility Equity
Fund 667,607
792,562 Thrivent Core Mid Cap Value Fund 9,019,356
665,877 Thrivent Core Small Cap Value
Fund 7,737,488
76,559 Thrivent Global Stock Fund, Class
S 2,240,876
5,757,811 Thrivent High Yield Fund, Class S 24,240,383
8,722,191 Thrivent Income Fund, Class S 71,085,857
2,348,635 Thrivent International Allocation
Fund, Class S 25,928,932
3,242,058 Thrivent Large Cap Growth Fund,
Class S 67,888,695
3,555,854 Thrivent Large Cap Value Fund,
Class S 108,844,683
3,253,467 Thrivent Limited Maturity Bond
Fund, Class S 40,180,323
828,836 Thrivent Mid Cap Stock Fund,
Class S 30,998,466
265,427 Thrivent Small Cap Stock Fund,
Class S 8,854,633
Total 455,915,040
U.S. Unaffiliated  (0.6%)
1,789 Invesco QQQ Trust Series 1 842,744
48,653 iShares Broad USD High Yield
Corporate Bond ETF 1,795,296
2,342 SPDR Bloomberg High Yield Bond
ETF
a
224,457
6,591 SPDR S&P 500 ETF Trust 3,630,389
2,147 SPDR S&P Biotech ETF 212,682
306 SPDR S&P Oil & Gas Exploration
ETF 44,795
Total 6,750,363
Total Registered Investment
Companies (cost $340,277,644) 462,665,403
Principal
Amount Long-Term Fixed Income ( 36.3% ) Value
Asset-Backed Securities (0.8%)
510 Asset Backed Trust
$ 452,980
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
b,c
450,161
720 East CLO, Ltd.
600,000
8.532%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,d
604,398
175,000
9.532%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,d
176,300
Access Group, Inc.
28,552
5.962%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,d
28,373
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b
447,941
Principal
Amount Long-Term Fixed Income (36.3%) Value
Asset-Backed Securities (0.8%) - continued
$ 325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
b
$ 300,840
Ares XL CLO, Ltd.
450,000
8.363%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,d
450,097
Avis Budget Rental Car Funding
AESOP, LLC
144,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
b
146,177
CarVal CLO I, Ltd.
400,000
7.136%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
b,d
401,218
CMFT Net Lease Master Issuer,
LLC
311,254
2.090%,  7/20/2051, Ser.
2021-1, Class A1
b
272,098
Commonbond Student Loan Trust
18,431
5.964%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,d
18,116
Dryden 36 Senior Loan Fund
375,000
7.613%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,d
375,530
Foundation Finance Trust
136,028
1.270%,  5/15/2041, Ser.
2021-1A, Class A
b
125,055
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
b
530,280
GSAA Home Equity Trust
886,348
4.349%,  8/25/2034, Ser.
2004-10, Class M2
d
812,652
Home Partners of America Trust
576,607
2.302%,  12/17/2026, Ser.
2021-2, Class B
b
537,088
465,225
2.078%,  9/17/2041, Ser.
2021-1, Class C
b
397,052
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
b
488,903
Laurel Road Prime Student Loan
Trust
158,617
5.930%,  11/25/2043, Ser.
2018-D, Class A
b,d
150,115
National Collegiate Trust
79,316
5.759%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,d
77,347
Oak Street Investment
368,265
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
b
347,900
Sunnova Hestia II Issuer, LLC
342,994
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
b,e
348,085
Unlock HEA Trust
345,417
7.000%,  4/25/2039, Ser.
2024-1, Class A
b
345,012
VCAT Asset Securitization, LLC
232,342
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
b,c
229,087

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Asset-Backed Securities (0.8%) - continued
Vericrest Opportunity Loan
Transferee
$ 122,299
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
b,c
$ 121,921
204,158
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
b,c
193,438
101,874
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
b,c
102,041
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
b,c
226,958
Wind River CLO, Ltd.
275,000
7.544%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,d
275,188
Total 8,979,371
Basic Materials (0.3%)
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
29,000 8.625%,  6/15/2029
b
30,488
ATI, Inc.
69,000 7.250%,  8/15/2030 72,141
Cascades, Inc./Cascades USA,
Inc.
90,000 5.125%,  1/15/2026
b
88,865
Chemours Company
152,000 5.750%,  11/15/2028
b
142,196
Cleveland-Cliffs, Inc.
38,000 5.875%,  6/1/2027 37,950
80,000 4.625%,  3/1/2029
a,b
75,800
35,000 4.875%,  3/1/2031
b
31,944
35,000 6.250%,  10/1/2040 30,273
Consolidated Energy Finance SA
207,000 5.625%,  10/15/2028
b
165,440
Eastman Chemical Company
83,000 5.000%,  8/1/2029 83,245
First Quantum Minerals, Ltd.
43,000 6.875%,  10/15/2027
b
42,281
FMC Corporation
135,000 5.150%,  5/18/2026 135,163
FMG Resources August 2006, Pty.
Ltd.
35,000 5.875%,  4/15/2030
b
34,491
Glencore Funding, LLC
136,000 3.375%,  9/23/2051
b
89,954
193,000 4.000%,  3/27/2027
b
188,631
135,000 6.125%,  10/6/2028
b
140,362
Hecla Mining Company
55,000 7.250%,  2/15/2028 55,457
Hudbay Minerals, Inc.
58,000 4.500%,  4/1/2026
b
56,719
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
41,000 9.000%,  7/1/2028
b
41,134
INEOS Finance plc
104,000 7.500%,  4/15/2029
b
105,865
International Flavors & Fragrances,
Inc.
143,000 1.230%,  10/1/2025
b
136,540
Mercer International, Inc.
41,000 5.125%,  2/1/2029
a
34,749
Methanex Corporation
54,000 4.250%,  12/1/2024 53,565
Principal
Amount Long-Term Fixed Income (36.3%) Value
Basic Materials (0.3%) - continued
$ 52,000 5.125%,  10/15/2027 $ 50,631
35,000 5.250%,  12/15/2029
a
34,062
Mineral Resources, Ltd.
56,000 9.250%,  10/1/2028
b
59,554
Mosaic Company
128,000 5.375%,  11/15/2028 130,451
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034
b
51,181
Novelis Corporation
15,000 3.250%,  11/15/2026
b
14,271
36,000 4.750%,  1/30/2030
b
34,015
45,000 3.875%,  8/15/2031
b
39,532
OCI NV
76,000 4.625%,  10/15/2025
b
75,288
SCIL IV, LLC/SCIL USA Holdings,
LLC
72,000 5.375%,  11/1/2026
b
70,349
Smurfit Kappa Treasury, ULC
133,000 5.777%,  4/3/2054
b
135,644
SNF Group SACA
105,000 3.375%,  3/15/2030
b
90,344
SunCoke Energy, Inc.
100,000 4.875%,  6/30/2029
b
91,455
Taseko Mines, Ltd.
72,000 8.250%,  5/1/2030
b
73,826
Tronox, Inc.
36,000 4.625%,  3/15/2029
a,b
32,789
United States Steel Corporation
46,000 6.875%,  3/1/2029 46,281
Total 2,902,926
Capital Goods (0.6%)
Advanced Drainage Systems, Inc.
71,000 6.375%,  6/15/2030
b
71,475
AECOM
71,000 5.125%,  3/15/2027 70,148
Amsted Industries, Inc.
75,000 5.625%,  7/1/2027
b
73,794
15,000 4.625%,  5/15/2030
b
13,822
BAE Systems plc
200,000 5.250%,  3/26/2031
b
203,662
Boeing Company
303,000 5.930%,  5/1/2060 278,681
156,000 5.040%,  5/1/2027 154,913
81,000 6.259%,  5/1/2027
b
82,769
90,000 6.388%,  5/1/2031
b
93,966
325,000 5.705%,  5/1/2040 309,777
Bombardier, Inc.
16,000 7.875%,  4/15/2027
b
16,024
85,000 6.000%,  2/15/2028
b
84,756
41,000 7.250%,  7/1/2031
b
42,208
100,000 7.000%,  6/1/2032
a,b
102,247
Brand Industrial Services, Inc.
81,000 10.375%,  8/1/2030
b
88,948
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
b
66,974
Camelot Return Merger Sub, Inc.
52,000 8.750%,  8/1/2028
b
51,699
Canpack SA/Canpack US, LLC
145,000 3.875%,  11/15/2029
b
130,118
Carrier Global Corporation
154,000 2.700%,  2/15/2031 135,907

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Capital Goods (0.6%) - continued
Caterpillar Financial Services
Corporation
$ 140,000 5.000%,  5/14/2027 $ 141,953
Chart Industries, Inc.
103,000 7.500%,  1/1/2030
b
107,151
Clean Harbors, Inc.
70,000 6.375%,  2/1/2031
b
70,793
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
b
13,948
67,000 6.875%,  1/15/2030
b,f
66,748
Cornerstone Building Brands, Inc.
18,000 9.500%,  8/15/2029
b
18,022
Crown Cork & Seal Company, Inc.
88,000 7.375%,  12/15/2026 91,699
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
108,000 6.625%,  12/15/2030
b
110,028
EquipmentShare.com, Inc.
36,000 8.625%,  5/15/2032
b
37,377
ESAB Corporation
67,000 6.250%,  4/15/2029
b
67,947
GFL Environmental, Inc.
72,000 4.000%,  8/1/2028
b
67,679
145,000 3.500%,  9/1/2028
b
134,791
H&E Equipment Services, Inc.
151,000 3.875%,  12/15/2028
b
137,974
Herc Holdings, Inc.
22,000 5.500%,  7/15/2027
b
21,818
57,000 6.625%,  6/15/2029
b
58,198
Honeywell International, Inc.
188,000 4.700%,  2/1/2030 189,234
Howmet Aerospace, Inc.
204,000 5.950%,  2/1/2037 214,384
Ingersoll Rand, Inc.
138,000 5.176%,  6/15/2029 140,517
34,000 5.700%,  8/14/2033 35,645
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 117,882
40,000 6.150%,  9/1/2036 44,469
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
22,000 6.750%,  4/1/2032
b
22,321
MIWD Holdco II, LLC
55,000 5.500%,  2/1/2030
b
51,375
Mueller Water Products, Inc.
58,000 4.000%,  6/15/2029
b
54,119
Nesco Holdings II, Inc.
110,000 5.500%,  4/15/2029
b
102,381
New Enterprise Stone and Lime
Company, Inc.
126,000 5.250%,  7/15/2028
b
121,009
Nordson Corporation
134,000 5.600%,  9/15/2028 137,921
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 241,729
OI European Group BV
75,000 4.750%,  2/15/2030
b
68,977
Owens-Brockway Glass Container,
Inc.
55,000 6.625%,  5/13/2027
b
55,054
28,000 7.375%,  6/1/2032
b
27,656
Principal
Amount Long-Term Fixed Income (36.3%) Value
Capital Goods (0.6%) - continued
Pactiv Evergreen Group
$ 56,000 4.375%,  10/15/2028
b
$ 52,570
Regal Rexnord Corporation
170,000 6.050%,  2/15/2026 171,321
Resideo Funding, Inc.
72,000 6.500%,  7/15/2032
b
71,996
Reworld Holding Corporation
44,000 4.875%,  12/1/2029
b
40,235
Roller Bearing Company of
America, Inc.
78,000 4.375%,  10/15/2029
b
72,812
RTX Corporation
44,000 6.400%,  3/15/2054 49,436
110,000 4.125%,  11/16/2028 107,703
200,000 4.450%,  11/16/2038 183,061
Sealed Air Corporation/Sealed Air
Corporation (US)
55,000 6.125%,  2/1/2028
b
55,380
Smyrna Ready Mix Concrete, LLC
97,000 8.875%,  11/15/2031
b
104,532
Spirit AeroSystems, Inc.
107,000 9.750%,  11/15/2030
b
119,251
SRM Escrow Issuer, LLC
60,000 6.000%,  11/1/2028
b
59,436
Standard Industries, Inc./NJ
35,000 4.750%,  1/15/2028
b
33,532
35,000 3.375%,  1/15/2031
b
29,942
Summit Materials, LLC/Summit
Materials Finance Corporation
28,000 7.250%,  1/15/2031
b
29,196
Textron, Inc.
197,000 3.375%,  3/1/2028 187,807
Trane Technologies Financing, Ltd.
82,000 5.100%,  6/13/2034 83,437
TransDigm, Inc.
72,000 5.500%,  11/15/2027 71,097
117,000 7.125%,  12/1/2031
b
121,433
100,000 6.625%,  3/1/2032
b
102,283
Trivium Packaging Finance
53,000 5.500%,  8/15/2026
b
51,912
United Rentals North America, Inc.
120,000 4.875%,  1/15/2028 117,362
90,000 4.000%,  7/15/2030 82,319
Veralto Corporation
136,000 5.350%,  9/18/2028
b
138,825
WESCO Distribution, Inc.
69,000 7.250%,  6/15/2028
b
70,707
36,000 6.375%,  3/15/2029
b
36,466
25,000 6.625%,  3/15/2032
b
25,467
Total 7,112,205
Collateralized Mortgage Obligations (1.5%)
A&D Mortgage Trust
386,960
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
b,c
390,516
Alternative Loan Trust
117,092
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 64,792
BINOM Securitization Trust
222,916
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,d
196,019

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
CHL Mortgage Pass-Through Trust
$ 482,300
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 $ 215,878
CHNGE Mortgage Trust
350,643
7.100%,  7/25/2058, Ser.
2023-3, Class A1
b,c
351,382
486,639
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,c
485,903
Citicorp Mortgage Securities, Inc.
191,138
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 172,743
COLT Mortgage Loan Trust
441,580
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,d
384,519
Countrywide Alternative Loan Trust
125,314
4.001%,  10/25/2035, Ser.
2005-43, Class 4A1
d
102,039
382,148
7.000%,  10/25/2037, Ser.
2007-24, Class A10 134,319
Countrywide Home Loans, Inc.
74,807
5.750%,  4/25/2037, Ser.
2007-3, Class A27 34,850
Credit Suisse Mortgage Trust
237,897
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,d
237,280
267,464
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,d
230,402
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
34,277
6.000%,  7/25/2024, Ser.
2006-AR5, Class 23A 18,607
Federal Home Loan Mortgage
Corporation - REMIC
960,736
4.000%,  1/25/2051, Ser.
5249, Class LA 930,341
188,694
3.000%,  2/15/2033, Ser.
4170, Class IG
g
13,891
207,285
3.000%,  3/15/2033, Ser.
4180, Class PI
g
18,762
734,225
4.500%,  10/15/2033, Ser.
2695, Class BH 730,230
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 521,246
Federal National Mortgage
Association - REMIC
750,014
4.500%,  6/25/2052, Ser.
2022-43, Class MA 743,617
711,726
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 574,960
207,639
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
5,980
1,254,308
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,251,587
718,427
4.500%,  1/25/2046, Ser.
2022-68, Class BA 708,284
Flagstar Mortgage Trust
245,522
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,d
217,040
GCAT Trust
359,451
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,d
321,793
Principal
Amount Long-Term Fixed Income (36.3%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
GS Mortgage-Backed Securities
Trust
$ 616,928
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,d
$ 523,521
GSR Mortgage Loan Trust
307,868
5.525%,  9/25/2034, Ser.
2004-11, Class 2A2
d
294,383
HTAP
345,072
7.000%,  4/25/2037, Ser.
2024-1, Class A
b,d
341,720
J.P. Morgan Mortgage Trust
449,512
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,d
366,760
343,180
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,d
286,161
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
b,c
356,163
250,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
b,c
253,292
Mello Mortgage Capital
Acceptance
509,190
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,d
415,388
Merrill Lynch Alternative Note
Asset Trust
77,666
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 27,940
New Residential Mortgage Loan
Trust
986,391
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,d
804,087
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,d
313,803
Palisades Mortgage Loan Trust
427,728
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
b
423,617
Preston Ridge Partners Mortgage
Trust, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
b,c
299,571
Residential Accredit Loans, Inc.
Trust
74,174
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 64,933
Residential Asset Securitization
Trust
409,673
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 240,442
ROC Securities Trust Series
334,698
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,d
333,824
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
b,c
531,496
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
b,c
453,390
Sequoia Mortgage Trust
203,967
3.914%,  9/20/2046, Ser.
2007-1, Class 4A1
d
138,253

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
TRK Trust
$ 337,056
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,d
$ 293,398
Vericrest Opportunity Loan
Transferee
146,894
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
b,c
146,718
Verus Securitization Trust
202,982
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,d
177,960
Total 16,143,800
Commercial Mortgage-Backed Securities (0.7%)
BANK 2022-BNK39
2,733,440
0.421%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
70,491
BANK5 2024-5YR8
275,000
6.378%,  8/15/2057, Ser.
2024-5YR8, Class AS
d,f
285,218
BBCMS Mortgage Trust
750,000
6.014%,  7/15/2057, Ser.
2024-5C27, Class A3 783,243
3,984,037
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
294,181
2,916,574
1.815%,  10/15/2053, Ser.
2020-C8, Class XA
d,g
230,218
Benchmark Mortgage Trust
750,000
6.189%,  7/15/2057, Ser.
2024-V8, Class A3 787,395
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
975,000
5.180%,  3/25/2029, Ser.
K520, Class A2
d
1,003,263
1,000,000
3.000%,  6/25/2032, Ser.
K147, Class A2
d,e
906,623
500,000
3.500%,  7/25/2032, Ser.
K148, Class A2
d,e
468,717
500,000
3.530%,  8/25/2032, Ser.
K149, Class A2
e
469,134
1,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
d,e
1,718,605
Morgan Stanley Capital I Trust
2,901,775
1.827%,  7/15/2053, Ser.
2020-HR8, Class XA
d,g
242,961
Total 7,260,049
Communications Services (0.9%)
AMC Networks, Inc.
18,000 10.250%,  1/15/2029
b
17,787
American Tower Corporation
75,000 3.375%,  10/15/2026 72,502
135,000 5.800%,  11/15/2028 140,052
135,000 2.900%,  1/15/2030 122,162
87,000 5.650%,  3/15/2033 89,718
AT&T, Inc.
204,000 3.650%,  6/1/2051 147,972
301,000 3.500%,  9/15/2053 210,440
135,000 5.400%,  2/15/2034 137,921
200,000 4.900%,  8/15/2037 191,645
Principal
Amount Long-Term Fixed Income (36.3%) Value
Communications Services (0.9%) - continued
Bell Telephone Company of
Canada
$ 181,000 5.550%,  2/15/2054 $ 180,644
CCO Holdings, LLC/CCO Holdings
Capital Corporation
160,000 5.125%,  5/1/2027
b
155,402
78,000 5.000%,  2/1/2028
b
74,258
57,000 5.375%,  6/1/2029
b
53,287
10,000 6.375%,  9/1/2029
b
9,737
115,000 4.750%,  3/1/2030
b
102,954
141,000 4.500%,  8/15/2030
b
123,451
54,000 4.250%,  2/1/2031
b
45,946
107,000 4.750%,  2/1/2032
b
91,507
89,000 4.250%,  1/15/2034
b
70,309
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
93,000 6.150%,  11/10/2026 94,778
203,000 4.200%,  3/15/2028 195,178
147,000 6.100%,  6/1/2029 150,270
360,000 3.500%,  6/1/2041 249,569
Cimpress plc
40,000 7.000%,  6/15/2026 40,007
Clear Channel Outdoor Holdings,
Inc.
17,000 7.875%,  4/1/2030
b
17,301
Clear Channel Worldwide
Holdings, Inc.
148,000 5.125%,  8/15/2027
b
143,357
Comcast Corporation
204,000 5.350%,  5/15/2053 199,688
89,000 5.100%,  6/1/2029 91,168
145,000 4.400%,  8/15/2035 137,509
240,000 4.750%,  3/1/2044 220,545
Deutsche Telekom International
Finance BV
339,000 8.750%,  6/15/2030 402,794
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
240,000 5.875%,  8/15/2027
b
231,108
Frontier Communications
Holdings, LLC
124,000 5.875%,  10/15/2027
b
122,780
50,000 8.750%,  5/15/2030
b
52,382
35,000 8.625%,  3/15/2031
b
36,659
GCI, LLC
100,000 4.750%,  10/15/2028
b
92,829
Gray Television, Inc.
78,000 7.000%,  5/15/2027
a,b
75,497
100,000 10.500%,  7/15/2029
b
104,351
Iliad Holding SASU
61,000 6.500%,  10/15/2026
b
61,126
93,000 8.500%,  4/15/2031
b
96,890
Intelsat Jackson Holdings SA
92,000 6.500%,  3/15/2030
b
87,522
Lamar Media Corporation
56,000 3.625%,  1/15/2031 49,759
LCPR Senior Secured Financing
DAC
141,000 6.750%,  10/15/2027
b
131,404
Level 3 Financing, Inc.
34,589 10.500%,  4/15/2029
a,b
35,454
34,589 11.000%,  11/15/2029
b
36,617

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Communications Services (0.9%) - continued
$ 49,000 10.500%,  5/15/2030
a,b
$ 50,078
McGraw-Hill Education, Inc.
104,000 5.750%,  8/1/2028
b
100,167
Meta Platforms, Inc.
102,000 5.600%,  5/15/2053 106,341
Netflix, Inc.
55,000 5.875%,  11/15/2028 57,682
138,000 5.375%,  11/15/2029
b
142,761
180,000 4.875%,  6/15/2030
b
182,012
News Corporation
58,000 3.875%,  5/15/2029
b
53,697
Nexstar Media, Inc.
43,000 5.625%,  7/15/2027
b
41,704
35,000 4.750%,  11/1/2028
a,b
32,203
Omnicom Group, Inc.
90,000 4.200%,  6/1/2030 87,159
Optics Bidco SPA
89,000 6.000%,  9/30/2034
b
84,105
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
41,000 4.625%,  3/15/2030
b
37,672
Paramount Global
30,000 6.375%,  3/30/2062
d
27,544
Playtika Holding Corporation
87,000 4.250%,  3/15/2029
b
77,301
Rogers Communications, Inc.
166,000 5.000%,  2/15/2029 166,546
218,000 5.300%,  2/15/2034 218,496
Scripps Escrow II, Inc.
34,000 3.875%,  1/15/2029
b
22,119
Sinclair Television Group, Inc.
32,000 4.125%,  12/1/2030
b
22,242
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
b
106,440
65,000 4.000%,  7/15/2028
b
59,654
55,000 4.125%,  7/1/2030
b
47,805
Sprint Capital Corporation
335,000 8.750%,  3/15/2032 407,333
Take-Two Interactive Software, Inc.
81,000 5.600%,  6/12/2034 82,554
TEGNA, Inc.
36,000 4.750%,  3/15/2026
b
35,446
110,000 4.625%,  3/15/2028 100,918
Telecom Italia Capital SA
6,000 6.000%,  9/30/2034 5,648
T-Mobile USA, Inc.
340,000 3.600%,  11/15/2060 237,071
200,000 4.850%,  1/15/2029 200,978
210,000 4.375%,  4/15/2040 186,205
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
109,000 4.750%,  4/15/2028
b
94,136
Univision Communications, Inc.
14,000 8.000%,  8/15/2028
b
14,069
115,000 4.500%,  5/1/2029
b
100,448
52,000 7.375%,  6/30/2030
b
50,065
Urban One, Inc.
21,000 7.375%,  2/1/2028
b
16,028
Verizon Communications, Inc.
204,000 3.000%,  11/20/2060
a
126,272
475,000 2.650%,  11/20/2040 335,705
310,000 3.400%,  3/22/2041 243,029
Principal
Amount Long-Term Fixed Income (36.3%) Value
Communications Services (0.9%) - continued
Viasat, Inc.
$ 57,000 6.500%,  7/15/2028
a,b
$ 46,403
Virgin Media Finance plc
42,000 5.000%,  7/15/2030
b
35,395
Virgin Media Secured Finance plc
88,000 5.500%,  5/15/2029
b
81,959
VMED O2 UK Financing I plc
42,000 4.750%,  7/15/2031
b
36,058
36,000 7.750%,  4/15/2032
b
35,982
Vodafone Group plc
52,000 5.125%,  6/4/2081
d
39,071
143,000 5.750%,  6/28/2054 141,918
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
b
122,679
Warnermedia Holdings, Inc.
170,000 4.054%,  3/15/2029 157,505
136,000 5.050%,  3/15/2042 107,288
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
38,000 7.750%,  8/15/2028
b
36,655
Zegona Finance plc
64,000 8.625%,  7/15/2029
b
65,288
Ziggo Bond Company BV
41,000 5.125%,  2/28/2030
a,b
36,205
Ziggo BV
38,000 4.875%,  1/15/2030
b
34,595
Total 10,130,870
Consumer Cyclical (1.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
140,000 4.375%,  1/15/2028
b
133,124
Adient Global Holdings, Ltd.
57,000 8.250%,  4/15/2031
a,b
59,929
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
2,000 6.625%,  7/15/2026
b
2,003
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
170,000 4.625%,  6/1/2028
b
156,945
Allison Transmission, Inc.
56,000 3.750%,  1/30/2031
b
49,842
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 181,288
American Axle & Manufacturing,
Inc.
36,000 6.875%,  7/1/2028 36,008
99,000 5.000%,  10/1/2029
a
90,800
American Honda Finance
Corporation
187,000 5.050%,  7/10/2031 189,359
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
19,000 7.000%,  4/15/2030
a,b
16,114
Arko Corporation
63,000 5.125%,  11/15/2029
a,b
54,960
Asbury Automotive Group, Inc.
61,000 5.000%,  2/15/2032
b
56,213

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Consumer Cyclical (1.1%) - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 70,000 4.625%,  8/1/2029
b
$ 64,632
20,000 4.625%,  4/1/2030
b
18,257
Aston Martin Capital Holdings, Ltd.
46,000 10.000%,  3/31/2029
b
46,185
Beazer Homes USA, Inc.
59,000 7.500%,  3/15/2031
b
59,870
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
b
96,719
Boyne USA, Inc.
57,000 4.750%,  5/15/2029
b
53,981
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
52,000 4.875%,  2/15/2030
b
47,670
Caesars Entertainment, Inc.
233,000 4.625%,  10/15/2029
a,b
216,472
43,000 6.500%,  2/15/2032
b
43,567
Carnival Corporation
43,000 7.625%,  3/1/2026
b
43,416
190,000 5.750%,  3/1/2027
b
189,053
83,000 4.000%,  8/1/2028
b
78,531
70,000 6.000%,  5/1/2029
a,b
69,830
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
17,000 5.375%,  4/15/2027 16,953
82,000 5.250%,  7/15/2029 79,854
Choice Hotels International, Inc.
38,000 3.700%,  12/1/2029
a
34,889
Churchill Downs, Inc.
70,000 4.750%,  1/15/2028
b
67,585
41,000 6.750%,  5/1/2031
b
41,638
Clarios Global, LP/Clarios US
Finance Company, Inc.
102,000 6.750%,  5/15/2028
b
103,869
Crocs, Inc.
35,000 4.250%,  3/15/2029
b
32,287
Cushman & Wakefield US
Borrower, LLC
17,000 6.750%,  5/15/2028
b
17,034
D.R. Horton, Inc.
68,000 2.600%,  10/15/2025 66,041
Daimler Trucks Finance North
America, LLC
213,000 2.000%,  12/14/2026
b
199,628
Dana, Inc.
35,000 5.625%,  6/15/2028 34,110
52,000 4.250%,  9/1/2030 45,920
52,000 4.500%,  2/15/2032 45,433
eG Global Finance plc
17,000 12.000%,  11/30/2028
b
18,203
Expedia Group, Inc.
305,000 3.250%,  2/15/2030 280,863
Ford Motor Credit Company, LLC
200,000 2.300%,  2/10/2025 196,278
200,000 5.850%,  5/17/2027 202,113
203,000 2.900%,  2/10/2029 181,991
169,000 7.122%,  11/7/2033 180,472
Forestar Group, Inc.
36,000 3.850%,  5/15/2026
b
34,810
Principal
Amount Long-Term Fixed Income (36.3%) Value
Consumer Cyclical (1.1%) - continued
Gap, Inc.
$ 25,000 3.625%,  10/1/2029
b
$ 21,852
Garrett Motion Holdings, Inc./
Garrett LX I SARL
68,000 7.750%,  5/31/2032
b
69,143
General Motors Company
165,000 6.125%,  10/1/2025 166,688
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 168,753
65,000 5.400%,  5/8/2027 65,729
233,000 5.800%,  1/7/2029 239,628
112,000 5.600%,  6/18/2031 113,322
GLP Capital, LP
255,000 5.750%,  6/1/2028 258,235
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
35,000 3.500%,  3/1/2029
b
31,823
Goodyear Tire & Rubber Company
35,000 4.875%,  3/15/2027 34,138
75,000 5.000%,  7/15/2029
a
70,785
Group 1 Automotive, Inc.
27,000 6.375%,  1/15/2030
b
27,232
Hanesbrands, Inc.
40,000 4.875%,  5/15/2026
b
39,177
39,000 9.000%,  2/15/2031
a,b
41,277
Harley-Davidson Financial
Services, Inc.
126,000 5.950%,  6/11/2029
b
127,960
Hilton Domestic Operating
Company, Inc.
159,000 4.875%,  1/15/2030 153,729
17,000 4.000%,  5/1/2031
b
15,398
101,000 3.625%,  2/15/2032
b
88,460
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
123,000 5.000%,  6/1/2029
b
115,690
Home Depot, Inc.
205,000 5.400%,  9/15/2040 209,108
120,000 4.250%,  4/1/2046 104,052
345,000 3.900%,  6/15/2047 280,924
Hyundai Capital America
136,000 6.250%,  11/3/2025
b
137,762
225,000 1.800%,  1/10/2028
b
202,836
113,000 5.300%,  6/24/2029
b
114,513
International Game Technology plc
121,000 5.250%,  1/15/2029
b
118,642
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
b
52,351
Jaguar Land Rover Automotive plc
41,000 5.500%,  7/15/2029
b
40,097
KB Home
105,000 4.800%,  11/15/2029 100,570
L Brands, Inc.
150,000 6.625%,  10/1/2030
b
151,425
30,000 6.875%,  11/1/2035 30,395
Las Vegas Sands Corporation
93,000 5.900%,  6/1/2027 94,477
Light & Wonder International, Inc.
100,000 7.250%,  11/15/2029
b
102,901
Live Nation Entertainment, Inc.
38,000 4.750%,  10/15/2027
a,b
36,846

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Consumer Cyclical (1.1%) - continued
Lowe's Companies, Inc.
$ 136,000 5.625%,  4/15/2053 $ 134,761
184,000 2.625%,  4/1/2031 160,684
Macy's Retail Holdings, LLC
69,000 5.875%,  4/1/2029
a,b
67,393
35,000 6.125%,  3/15/2032
b
33,403
40,000 4.500%,  12/15/2034 33,962
Marriott International, Inc./MD
205,000 4.625%,  6/15/2030 203,355
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
b
75,299
McDonald's Corporation
282,000 4.450%,  3/1/2047 242,634
Melco Resorts Finance, Ltd.
96,000 5.375%,  12/4/2029
b
86,327
90,000 7.625%,  4/17/2032
b
89,548
Michaels Companies, Inc.
51,000 5.250%,  5/1/2028
b
37,726
NCL Corporation, Ltd.
40,000 5.875%,  3/15/2026
b
39,821
90,000 5.875%,  2/15/2027
b
89,348
Nissan Motor Acceptance
Company, LLC
207,000 1.125%,  9/16/2024
b
205,646
Nordstrom, Inc.
33,000 4.375%,  4/1/2030 30,003
46,000 4.250%,  8/1/2031 40,939
PENN Entertainment, Inc.
85,000 4.125%,  7/1/2029
a,b
75,224
PetSmart, Inc./PetSmart Finance
Corporation
125,000 4.750%,  2/15/2028
b
117,442
70,000 7.750%,  2/15/2029
b
67,940
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
112,000 5.750%,  4/15/2026
b
111,913
76,000 6.250%,  1/15/2028
b
75,750
QVC, Inc.
22,000 4.375%,  9/1/2028
a
16,830
Rakuten Group, Inc.
52,000 11.250%,  2/15/2027
b
56,184
60,000 9.750%,  4/15/2029
b
63,520
Royal Caribbean Cruises, Ltd.
184,000 4.250%,  7/1/2026
b
179,206
66,000 9.250%,  1/15/2029
b
70,548
31,000 7.250%,  1/15/2030
b
32,491
27,000 6.000%,  2/1/2033
b,f
27,177
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
39,000 6.625%,  3/1/2030
b
38,143
SeaWorld Parks and
Entertainment, Inc.
84,000 5.250%,  8/15/2029
b
80,014
Service Corporation International/
US
35,000 3.375%,  8/15/2030 30,968
Six Flags Entertainment
Corporation
17,000 7.250%,  5/15/2031
a,b
17,526
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
17,000 6.625%,  5/1/2032
b
17,456
Principal
Amount Long-Term Fixed Income (36.3%) Value
Consumer Cyclical (1.1%) - continued
Six Flags Theme Parks, Inc.
$ 25,000 7.000%,  7/1/2025
b
$ 25,010
Sonic Automotive, Inc.
44,000 4.875%,  11/15/2031
b
39,294
Staples, Inc.
71,000 10.750%,  9/1/2029
b
68,775
Station Casinos, LLC
74,000 4.625%,  12/1/2031
b
67,436
Target Corporation
204,000 2.950%,  1/15/2052 135,672
Tenneco, Inc.
114,000 8.000%,  11/17/2028
b
103,462
Toyota Motor Credit Corporation
64,000 4.800%,  1/5/2034 63,694
VICI Properties, LP/VICI Note
Company, Inc.
224,000 4.625%,  6/15/2025
b
221,772
69,000 5.750%,  2/1/2027
b
69,483
99,000 4.125%,  8/15/2030
b
91,808
Victoria's Secret & Company
82,000 4.625%,  7/15/2029
a,b
68,023
Viking Cruises, Ltd.
177,000 5.875%,  9/15/2027
b
175,938
Volkswagen Group of America
Finance, LLC
200,000 5.300%,  3/22/2027
b
202,324
Wabash National Corporation
54,000 4.500%,  10/15/2028
b
49,028
Walgreens Boots Alliance, Inc.
61,000 3.200%,  4/15/2030
a
50,300
26,000 4.800%,  11/18/2044
a
19,494
Walmart, Inc.
170,000 4.500%,  9/9/2052 155,851
WASH Multifamily Acquisition, Inc.
54,000 5.750%,  4/15/2026
b
53,142
Wyndham Hotels & Resorts, Inc.
91,000 4.375%,  8/15/2028
b
85,862
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
84,000 7.125%,  2/15/2031
b
87,567
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
b
106,005
ZF North America Capital, Inc.
55,000 7.125%,  4/14/2030
b
57,092
Total 12,206,870
Consumer Non-Cyclical (1.1%)
1375209 B.C., Ltd.
35,000 9.000%,  1/30/2028
a,b
33,182
Abbott Laboratories
237,000 4.750%,  11/30/2036 236,923
AbbVie, Inc.
65,000 5.400%,  3/15/2054 65,849
100,000 4.500%,  5/14/2035 96,828
149,000 5.350%,  3/15/2044 151,439
AdaptHealth, LLC
155,000 4.625%,  8/1/2029
b
138,359
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
110,000 4.625%,  1/15/2027
b
107,245
117,000 3.500%,  3/15/2029
b
106,593

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Consumer Non-Cyclical (1.1%) - continued
Altria Group, Inc.
$ 136,000 6.875%,  11/1/2033 $ 150,859
Amgen, Inc.
200,000 4.200%,  2/22/2052 162,048
206,000 5.600%,  3/2/2043 207,986
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
269,000 4.700%,  2/1/2036 262,840
Anheuser-Busch InBev Worldwide,
Inc.
334,000 4.375%,  4/15/2038 312,290
167,000 5.550%,  1/23/2049 171,796
Archer-Daniels-Midland Company
260,000 2.700%,  9/15/2051 165,465
AstraZeneca plc
360,000 3.000%,  5/28/2051 249,126
B&G Foods, Inc.
69,000 8.000%,  9/15/2028
b
70,356
BAT Capital Corporation
59,000 5.834%,  2/20/2031 61,206
137,000 7.079%,  8/2/2043 149,966
Bausch + Lomb Corporation
21,000 8.375%,  10/1/2028
b
21,576
Bausch Health Companies, Inc.
58,000 5.500%,  11/1/2025
b
54,323
128,000 4.875%,  6/1/2028
a,b
98,573
Baxter International, Inc.
203,000 3.132%,  12/1/2051 131,600
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 78,180
25,000 3.700%,  6/6/2027 24,348
BellRing Brands, Inc.
58,000 7.000%,  3/15/2030
b
59,770
Bristol-Myers Squibb Company
342,000 3.550%,  3/15/2042 273,851
Campbell Soup Company
122,000 5.400%,  3/21/2034 124,148
Cargill, Inc.
206,000 3.125%,  5/25/2051
b
142,132
Catalent Pharma Solutions, Inc.
43,000 3.125%,  2/15/2029
b
41,516
Central Garden & Pet Company
80,000 4.125%,  10/15/2030
a
72,283
Charles River Laboratories
International, Inc.
41,000 4.000%,  3/15/2031
b
37,254
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
b
9,350
Chobani, LLC/Chobani Finance
Corporation, Inc.
67,000 4.625%,  11/15/2028
b
63,934
CHS/Community Health Systems,
Inc.
76,000 5.625%,  3/15/2027
b
72,774
24,000 8.000%,  12/15/2027
b
24,015
102,000 6.000%,  1/15/2029
b
94,702
81,000 5.250%,  5/15/2030
b
70,638
44,000 4.750%,  2/15/2031
b
36,190
50,000 10.875%,  1/15/2032
b
53,749
Conagra Brands, Inc.
230,000 1.375%,  11/1/2027 206,099
Principal
Amount Long-Term Fixed Income (36.3%) Value
Consumer Non-Cyclical (1.1%) - continued
Concentra Escrow Issuer
Corporation
$ 17,000 6.875%,  7/15/2032
b
$ 17,515
Constellation Brands, Inc.
169,000 3.600%,  2/15/2028 162,448
110,000 2.875%,  5/1/2030 99,247
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
123,000 4.750%,  1/15/2029
b
117,687
69,000 6.625%,  7/15/2030
b
70,851
CVS Health Corporation
130,000 4.780%,  3/25/2038 119,411
429,000 6.000%,  6/1/2044 431,212
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
b
83,324
Eli Lilly & Company
102,000 4.950%,  2/27/2063 97,259
Embecta Corporation
32,000 6.750%,  2/15/2030
b
28,533
Encompass Health Corporation
160,000 4.500%,  2/1/2028 154,685
Endo Finance Holdings, Inc.
35,000 8.500%,  4/15/2031
a,b
36,887
Energizer Holdings, Inc.
91,000 4.750%,  6/15/2028
b
86,319
Fortrea Holdings, Inc.
54,000 7.500%,  7/1/2030
a,b
54,774
GE HealthCare Technologies, Inc.
133,000 6.377%,  11/22/2052
h
148,072
General Mills, Inc.
54,000 4.950%,  3/29/2033 53,823
HCA, Inc.
234,000 3.500%,  9/1/2030 215,882
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
34,000 7.875%,  9/1/2025
a,b
33,778
HLF Financing SARL, LLC/
Herbalife International, Inc.
64,000 4.875%,  6/1/2029
b
43,520
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
b
188,925
Jazz Securities DAC
26,000 4.375%,  1/15/2029
b
24,418
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
135,000 5.500%,  1/15/2030 134,522
204,000 3.000%,  5/15/2032 170,203
Johnson & Johnson
128,000 5.250%,  6/1/2054 132,152
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
35,000 9.000%,  2/15/2029
b
35,919
Keurig Dr Pepper, Inc.
269,000 5.200%,  3/15/2031 274,154
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 180,485
Kraft Heinz Foods Company
136,000 4.375%,  6/1/2046 114,241
Legacy LifePoint Health, LLC
41,000 4.375%,  2/15/2027
b
39,631

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Consumer Non-Cyclical (1.1%) - continued
LifePoint Health, Inc.
$ 68,000 9.875%,  8/15/2030
b
$ 74,108
43,000 11.000%,  10/15/2030
b
48,261
Mattel, Inc.
170,000 5.450%,  11/1/2041 156,276
Medline Borrower, LP/Medline Co-
Issuer, Inc.
79,000 6.250%,  4/1/2029
b
80,607
Medtronic, Inc.
204,000 4.375%,  3/15/2035 197,161
Mozart Debt Merger Sub, Inc.
91,000 3.875%,  4/1/2029
b
84,923
68,000 5.250%,  10/1/2029
b
65,728
MPH Acquisition Holdings, LLC
34,000 5.500%,  9/1/2028
b
26,542
Newell Brands, Inc.
36,000 6.375%,  9/15/2027
a
35,959
36,000 6.625%,  9/15/2029 36,118
Organon & Company/Organon
Foreign Debt Co-Issuer BV
49,000 4.125%,  4/30/2028
b
46,036
138,000 5.125%,  4/30/2031
b
127,001
Owens & Minor, Inc.
61,000 6.625%,  4/1/2030
a,b
56,981
PepsiCo, Inc.
135,000 4.200%,  7/18/2052 116,516
Performance Food Group, Inc.
52,000 4.250%,  8/1/2029
b
48,161
Perrigo Finance Unlimited
Company
58,000 4.900%,  6/15/2030 54,746
Pfizer Investment Enterprises,
Private Ltd.
306,000 5.300%,  5/19/2053 302,187
134,000 5.110%,  5/19/2043 130,564
Philip Morris International, Inc.
135,000 5.500%,  9/7/2030 139,935
66,000 5.125%,  2/13/2031 66,933
204,000 5.375%,  2/15/2033 208,070
Post Holdings, Inc.
52,000 4.625%,  4/15/2030
b
48,444
80,000 4.500%,  9/15/2031
b
72,753
Primo Water Holdings, Inc.
71,000 4.375%,  4/30/2029
b
66,117
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
b
119,050
Royalty Pharma plc
115,000 5.150%,  9/2/2029 115,781
Scotts Miracle-Gro Company
38,000 4.500%,  10/15/2029 35,349
Simmons Foods, Inc.
140,000 4.625%,  3/1/2029
b
125,984
Sotera Health Holdings, LLC
36,000 7.375%,  6/1/2031
b
36,722
Spectrum Brands, Inc.
8,000 3.875%,  3/15/2031
a,b
6,702
Star Parent, Inc.
35,000 9.000%,  10/1/2030
b
37,350
Sysco Corporation
205,000 6.600%,  4/1/2040 226,053
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 135,902
Principal
Amount Long-Term Fixed Income (36.3%) Value
Consumer Non-Cyclical (1.1%) - continued
$ 200,000 5.650%,  7/5/2044 $ 200,622
Tenet Healthcare Corporation
225,000 5.125%,  11/1/2027 220,997
46,000 4.375%,  1/15/2030 43,151
82,000 6.750%,  5/15/2031 84,259
Teva Pharmaceutical Finance
Netherlands III BV
75,000 3.150%,  10/1/2026 71,025
US Acute Care Solutions, LLC
35,000 9.750%,  5/15/2029
b
34,702
Viterra Finance BV
169,000 3.200%,  4/21/2031
b
149,438
Wyeth, LLC
135,000 6.500%,  2/1/2034 151,647
Zoetis, Inc.
318,000 4.700%,  2/1/2043 290,386
Total 12,416,485
Energy (1.0%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
72,000 5.375%,  6/15/2029
b
70,402
Archrock Partners, LP/Archrock
Partners Finance Corporation
105,000 6.250%,  4/1/2028
b
104,747
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
72,000 8.250%,  12/31/2028
b
73,911
36,000 5.875%,  6/30/2029
b
35,309
Baytex Energy Corporation
68,000 8.500%,  4/30/2030
b
71,776
20,000 7.375%,  3/15/2032
b
20,424
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
57,000 7.000%,  7/15/2029
b
58,556
Borr IHC, Ltd./Borr Finance, LLC
85,864 10.375%,  11/15/2030
a,b
90,618
BP Capital Markets America, Inc.
356,000 2.939%,  6/4/2051 234,179
Buckeye Partners, LP
49,000 4.500%,  3/1/2028
b
46,738
70,000 6.875%,  7/1/2029
b
71,114
California Resources Corporation
43,000 8.250%,  6/15/2029
b
44,033
Canadian Natural Resources, Ltd.
95,000 2.950%,  7/15/2030 85,247
Cheniere Energy Partners, LP
544,000 4.500%,  10/1/2029 526,465
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034
b
37,598
Civitas Resources, Inc.
51,000 8.375%,  7/1/2028
b
53,545
24,000 8.625%,  11/1/2030
b
25,923
92,000 8.750%,  7/1/2031
b
98,935
CNX Resources Corporation
40,000 6.000%,  1/15/2029
b
39,594
Columbia Pipelines Holding
Company, LLC
134,000 6.042%,  8/15/2028
b
139,262
Columbia Pipelines Operating
Company, LLC
33,000 5.927%,  8/15/2030
b
34,437

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Energy (1.0%) - continued
Comstock Resources, Inc.
$ 69,000 6.750%,  3/1/2029
b
$ 66,671
75,000 5.875%,  1/15/2030
b
69,763
Continental Resources, Inc.
237,000 2.268%,  11/15/2026
b
223,231
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
b
72,894
Crescent Energy Finance, LLC
43,000 9.250%,  2/15/2028
b
45,394
107,000 7.625%,  4/1/2032
b
109,735
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
77,000 8.625%,  3/15/2029
b
79,994
Diamond Foreign Asset Company/
Diamond Finance, LLC
28,000 8.500%,  10/1/2030
b
29,807
Diamondback Energy, Inc.
184,000 5.750%,  4/18/2054 182,130
DT Midstream, Inc.
57,000 4.125%,  6/15/2029
b
53,284
Enbridge, Inc.
190,000 5.250%,  4/5/2027 192,302
Enerflex, Ltd.
56,000 9.000%,  10/15/2027
b
57,745
Energy Transfer, LP
84,000 8.000%,  5/15/2054
d
89,426
150,000 4.000%,  10/1/2027 146,330
155,000 4.900%,  3/15/2035 148,557
50,000 5.150%,  2/1/2043 45,053
275,000 6.000%,  6/15/2048 273,263
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 121,471
EQM Midstream Partners, LP
188,000 4.750%,  1/15/2031
b
177,508
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 223,568
Genesis Energy LP/Genesis
Energy Finance Corporation
57,000 8.875%,  4/15/2030 60,347
86,000 7.875%,  5/15/2032 87,818
Halliburton Company
61,000 4.850%,  11/15/2035 59,913
136,000 5.000%,  11/15/2045 126,509
Harvest Midstream I, LP
85,000 7.500%,  9/1/2028
b
86,985
52,000 7.500%,  5/15/2032
b
53,501
Hess Midstream Operations, LP
78,000 4.250%,  2/15/2030
b
72,393
Hilcorp Energy I, LP/Hilcorp
Finance Company
125,000 5.750%,  2/1/2029
b
122,905
35,000 6.000%,  4/15/2030
b
34,243
37,000 6.250%,  4/15/2032
b
35,991
Howard Midstream Energy
Partners, LLC
99,000 7.375%,  7/15/2032
b
101,962
ITT Holdings, LLC
90,000 6.500%,  8/1/2029
b
84,451
Kodiak Gas Services, LLC
43,000 7.250%,  2/15/2029
b
44,234
Kraken Oil & Gas Partners, LLC
45,000 7.625%,  8/15/2029
b
45,431
Principal
Amount Long-Term Fixed Income (36.3%) Value
Energy (1.0%) - continued
Laredo Petroleum, Inc.
$ 118,000 7.750%,  7/31/2029
b
$ 119,331
MEG Energy Corporation
89,000 5.875%,  2/1/2029
b
87,891
MPLX, LP
272,000 4.950%,  9/1/2032 266,350
52,000 5.000%,  3/1/2033 50,877
Nabors Industries, Inc.
35,000 7.375%,  5/15/2027
b
35,642
88,000 9.125%,  1/31/2030
b
94,011
National Fuel Gas Company
244,000 5.500%,  1/15/2026 244,754
New Fortress Energy, Inc.
26,000 6.750%,  9/15/2025
b
25,561
29,000 8.750%,  3/15/2029
a,b
26,296
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
b
29,390
43,000 8.375%,  2/15/2032
b
43,940
Noble Finance II, LLC
35,000 8.000%,  4/15/2030
b
36,756
Northern Oil and Gas, Inc.
69,000 8.750%,  6/15/2031
b
72,723
NuStar Logistics, LP
70,000 6.375%,  10/1/2030 71,441
Occidental Petroleum Corporation
50,000 5.000%,  8/1/2027 50,172
340,000 7.875%,  9/15/2031 388,749
ONEOK, Inc.
74,000 5.000%,  3/1/2026 73,980
Ovintiv, Inc.
237,000 5.375%,  1/1/2026 237,270
135,000 6.250%,  7/15/2033 141,192
PBF Holding Company, LLC/PBF
Finance Corporation
56,000 6.000%,  2/15/2028 54,932
Permian Resources Operating,
LLC
67,000 6.250%,  2/1/2033
b,f
67,504
Prairie Acquiror, LP
57,000 9.000%,  8/1/2029
b
58,772
Precision Drilling Corporation
75,000 6.875%,  1/15/2029
b
74,982
Range Resources Corporation
56,000 4.750%,  2/15/2030
b
53,043
Rockies Express Pipeline, LLC
90,000 4.950%,  7/15/2029
b
86,073
Saturn Oil & Gas, Inc.
43,000 9.625%,  6/15/2029
b
44,188
Schlumberger Holdings
Corporation
55,000 5.000%,  5/29/2027
b
55,409
SM Energy Company
50,000 6.500%,  7/15/2028 49,882
24,000 7.000%,  8/1/2032
b
24,260
Southwestern Energy Company
48,000 4.750%,  2/1/2032 44,856
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
35,000 5.875%,  3/1/2027 34,717
Suncor Energy, Inc.
216,000 7.150%,  2/1/2032 241,274

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Energy (1.0%) - continued
Sunoco, LP
$ 104,000 7.000%,  5/1/2029
b
$ 107,043
Sunoco, LP/Sunoco Finance
Corporation
54,000 5.875%,  3/15/2028 53,793
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
126,000 5.500%,  1/15/2028
b
121,571
52,000 7.375%,  2/15/2029
b
52,682
Talos Production, Inc.
37,000 9.000%,  2/1/2029
b
38,986
Targa Resources Corporation
238,000 4.200%,  2/1/2033 218,922
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
b
64,455
TGNR Intermediate Holdings, LLC
73,000 5.500%,  10/15/2029
b
69,222
Transocean, Inc.
90,900 8.750%,  2/15/2030
b
95,485
USA Compression Partners, LP/
USA Compression Finance
Corporation
60,000 7.125%,  3/15/2029
b
61,061
Valaris, Ltd.
69,000 8.375%,  4/30/2030
b
72,247
Venture Global Calcasieu Pass,
LLC
97,000 3.875%,  8/15/2029
b
89,684
55,000 4.125%,  8/15/2031
b
49,998
Venture Global LNG, Inc.
128,000 8.125%,  6/1/2028
b
133,304
50,000 7.000%,  1/15/2030
b
50,522
140,000 8.375%,  6/1/2031
b
147,121
123,000 9.875%,  2/1/2032
b
136,541
Viridien SA
17,000 8.750%,  4/1/2027
a,b
16,333
Western Midstream Operating, LP
135,000 6.350%,  1/15/2029 141,099
68,000 6.150%,  4/1/2033 70,649
Williams Companies, Inc.
136,000 5.300%,  8/15/2052 129,254
225,000 7.500%,  1/15/2031 252,830
Total 10,546,642
Financials (3.2%)
Acrisure, LLC/Acrisure Finance,
Inc.
24,000 4.250%,  2/15/2029
b
22,087
35,000 7.500%,  11/6/2030
b
35,522
AEGON Funding Company, LLC
200,000 5.500%,  4/16/2027
b
200,819
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
151,000 6.100%,  1/15/2027 154,663
175,000 3.875%,  1/23/2028 168,711
150,000 3.400%,  10/29/2033 129,488
AG TTMT Escrow Issuer, LLC
27,000 8.625%,  9/30/2027
b
27,568
Agree, LP
95,000 5.625%,  6/15/2034 96,455
Air Lease Corporation
309,000 3.000%,  2/1/2030 280,114
Principal
Amount Long-Term Fixed Income (36.3%) Value
Financials (3.2%) - continued
Aircastle, Ltd.
$ 225,000 5.250%,  8/11/2025
b
$ 223,848
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
35,000 4.250%,  10/15/2027
b
33,308
70,000 6.750%,  4/15/2028
b
70,347
49,000 7.000%,  1/15/2031
b
49,884
Ally Financial, Inc.
160,000 5.750%,  11/20/2025 160,567
270,000 8.000%,  11/1/2031 303,827
54,000 6.700%,  2/14/2033
a
55,506
American Express Company
65,000 5.098%,  2/16/2028
d
65,344
80,000 5.043%,  7/26/2028
d
80,540
American Homes 4 Rent, LP
245,000 2.375%,  7/15/2031 203,904
American International Group, Inc.
266,000 5.125%,  3/27/2033 268,230
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
b
29,420
85,000 4.875%,  6/30/2029
b
80,147
ANZ Bank New Zealand, Ltd.
200,000 5.548%,  8/11/2032
b,d
201,828
Aon North America, Inc.
100,000 5.750%,  3/1/2054 100,871
Apollo Debt Solutions BDC
138,000 6.700%,  7/29/2031
b
139,625
Ares Capital Corporation
101,000 3.250%,  7/15/2025 98,773
200,000 3.875%,  1/15/2026 194,909
157,000 2.150%,  7/15/2026 146,934
116,000 5.875%,  3/1/2029 116,404
Arthur J. Gallagher & Company
34,000 6.750%,  2/15/2054 38,454
50,000 5.750%,  7/15/2054 50,101
Associated Banc-Corp
275,000 4.250%,  1/15/2025 272,465
Australia & New Zealand Banking
Group, Ltd.
250,000 2.950%,  7/22/2030
b,d
243,712
Avolon Holdings Funding, Ltd.
135,000 4.250%,  4/15/2026
b
132,449
165,000 5.750%,  3/1/2029
b
167,959
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
b
199,330
Banco Santander SA
200,000 4.175%,  3/24/2028
d
194,929
Bank of America Corporation
234,000 5.080%,  1/20/2027
d
234,142
225,000 1.734%,  7/22/2027
d
211,202
172,000 3.824%,  1/20/2028
d
167,615
119,000 5.202%,  4/25/2029
d
120,453
180,000 2.087%,  6/14/2029
d
162,710
125,000 2.496%,  2/13/2031
d
110,367
325,000 1.922%,  10/24/2031
d
272,346
204,000 2.972%,  2/4/2033
d
176,868
409,000 4.571%,  4/27/2033
d
394,936
203,000 5.872%,  9/15/2034
d
213,036
80,000 5.468%,  1/23/2035
d
81,803
275,000 3.846%,  3/8/2037
d
247,461
Bank of Montreal
58,000 5.266%,  12/11/2026 58,696

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Financials (3.2%) - continued
Bank of New York Mellon
Corporation
$ 135,000 6.317%,  10/25/2029
d
$ 143,203
Bank of Nova Scotia
70,000 4.850%,  2/1/2030 70,347
Barclays plc
34,000 6.125%,  12/15/2025
d,i
33,565
204,000 6.496%,  9/13/2027
d
209,653
210,000 4.972%,  5/16/2029
d
209,322
200,000 5.746%,  8/9/2033
d
204,632
Belrose Funding Trust
260,000 2.330%,  8/15/2030
b
217,365
Berkshire Hathaway Finance
Corporation
272,000 2.850%,  10/15/2050 181,645
BlackRock Funding, Inc.
66,000 5.250%,  3/14/2054 65,503
Blackstone Private Credit Fund
203,000 2.700%,  1/15/2025 200,125
130,000 6.250%,  1/25/2031
b
132,315
Blue Owl Capital Corporation II
102,000 8.450%,  11/15/2026
b
106,417
Blue Owl Credit Income
Corporation
170,000 4.700%,  2/8/2027 164,582
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
b
87,764
Blue Owl Technology Finance
Corporation II
130,000 6.750%,  4/4/2029
b
129,408
BNP Paribas SA
340,000 3.132%,  1/20/2033
b,d
294,815
BPCE SA
315,000 3.500%,  10/23/2027
b
299,727
Burford Capital Global Finance,
LLC
82,000 9.250%,  7/1/2031
b
87,377
Camden Property Trust
150,000 3.150%,  7/1/2029 139,441
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 197,131
46,000 5.700%,  2/1/2030
a,d
46,936
Castlelake Aviation Finance DAC
56,000 5.000%,  4/15/2027
b
54,549
Centene Corporation
467,000 2.625%,  8/1/2031 389,264
Charles Schwab Corporation
287,000 2.450%,  3/3/2027 270,742
136,000 6.136%,  8/24/2034
d
144,030
Chubb INA Holdings, LLC
138,000 4.350%,  11/3/2045 121,672
Citigroup, Inc.
160,000 3.200%,  10/21/2026 154,488
240,000 3.668%,  7/24/2028
d
231,858
120,000 4.125%,  7/25/2028 116,740
225,000 3.520%,  10/27/2028
d
215,767
82,000 5.174%,  2/13/2030
d
82,902
289,000 4.910%,  5/24/2033
d
283,886
167,000 6.174%,  5/25/2034
d
173,364
Citizens Financial Group, Inc.
80,000 5.718%,  7/23/2032
d
80,985
Principal
Amount Long-Term Fixed Income (36.3%) Value
Financials (3.2%) - continued
CNA Financial Corporation
$ 99,000 5.125%,  2/15/2034 $ 98,397
Comerica, Inc.
48,000 5.982%,  1/30/2030
d
48,121
Cooperatieve Rabobank UA
273,000 5.564%,  2/28/2029
b,d
278,331
Corebridge Financial, Inc.
102,000 4.350%,  4/5/2042 86,831
Credit Acceptance Corporation
65,000 9.250%,  12/15/2028
b
69,365
Credit Agricole SA
187,000 6.875%,  9/23/2024
b,d,i
186,852
Credit Suisse Group AG
200,000 7.250%,  N/A
*,j
22,000
Deutsche Bank AG/New York, NY
150,000 6.819%,  11/20/2029
d
158,675
300,000 3.729%,  1/14/2032
d
259,853
Discover Bank
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
260,662
Diversified Healthcare Trust
42,000 Zero Coupon,  1/15/2026
b
37,142
Drawbridge Special Opportunities
Fund, LP
122,000 3.875%,  2/15/2026
b
117,290
Elevance Health, Inc.
250,000 3.125%,  5/15/2050 171,734
220,000 4.625%,  5/15/2042 199,061
EPR Properties
105,000 4.950%,  4/15/2028 102,778
Equitable Holdings, Inc.
53,000 4.572%,  2/15/2029
b
52,165
Fairfax Financial Holdings, Ltd.
127,000 6.350%,  3/22/2054
b
130,631
Fifth Third Bancorp
95,000 6.339%,  7/27/2029
d
99,010
First Horizon Bank
165,000 5.750%,  5/1/2030
a
162,143
FirstCash, Inc.
88,000 5.625%,  1/1/2030
b
85,476
First-Citizens Bank & Trust
Company
119,000 6.125%,  3/9/2028 122,769
Five Corners Funding Trust IV
136,000 5.997%,  2/15/2053
b
142,205
Fortress Transportation and
Infrastructure Investors, LLC
37,000 5.500%,  5/1/2028
b
36,275
64,000 7.000%,  5/1/2031
b
65,985
50,000 7.000%,  6/15/2032
b
51,566
Freedom Mortgage Corporation
34,000 7.625%,  5/1/2026
b
34,038
Freedom Mortgage Holdings, LLC
81,000 9.250%,  2/1/2029
b
81,580
35,000 9.125%,  5/15/2031
b
34,431
FS KKR Capital Corporation
225,000 3.400%,  1/15/2026 216,427
GGAM Finance, Ltd.
68,000 7.750%,  5/15/2026
b
69,631
36,000 8.000%,  6/15/2028
b
38,101
29,000 6.875%,  4/15/2029
b
29,651

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Financials (3.2%) - continued
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
$ 105,000 3.750%,  12/15/2027
b
$ 95,029
goeasy, Ltd.
56,000 9.250%,  12/1/2028
b
60,056
35,000 7.625%,  7/1/2029
b
35,800
Goldman Sachs Bank USA/New
York, NY
193,000 5.414%,  5/21/2027
d
194,363
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 87,919
Goldman Sachs Group, Inc.
174,000 1.948%,  10/21/2027
d
162,826
204,000 6.484%,  10/24/2029
d
215,871
85,000 1.992%,  1/27/2032
d
70,473
510,000 3.102%,  2/24/2033
d
445,449
Health Care Service Corporation
139,000 5.450%,  6/15/2034
b
140,496
Healthpeak OP, LLC
47,000 3.400%,  2/1/2025 46,469
Highwoods Realty, LP
135,000 7.650%,  2/1/2034 148,788
HSBC Holdings plc
225,000 5.402%,  8/11/2033
d
227,138
HUB International, Ltd.
100,000 7.250%,  6/15/2030
b
103,138
Huntington Bancshares, Inc./OH
165,000 5.709%,  2/2/2035
d
166,808
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
59,000 6.250%,  5/15/2026 58,810
142,000 5.250%,  5/15/2027 136,191
Intesa Sanpaolo SPA
43,000 4.198%,  6/1/2032
b,d
37,229
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 138,084
J.P. Morgan Chase & Company
52,000 4.000%,  4/1/2025
d,i
50,835
106,000 1.040%,  2/4/2027
d
99,884
270,000 1.578%,  4/22/2027
d
254,844
150,000 2.947%,  2/24/2028
d
143,146
184,000 4.979%,  7/22/2028
d
184,949
275,000 4.203%,  7/23/2029
d
268,889
175,000 2.522%,  4/22/2031
d
154,825
265,000 1.953%,  2/4/2032
d
220,843
273,000 4.586%,  4/26/2033
d
265,315
204,000 4.912%,  7/25/2033
d
202,088
135,000 5.766%,  4/22/2035
d
141,489
Jackson National Life Global
Funding
150,000 5.550%,  7/2/2027
b
152,027
Jane Street Group/JSG Finance,
Inc.
56,000 4.500%,  11/15/2029
b
53,011
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
28,000 5.000%,  8/15/2028
b
26,005
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
b
28,794
72,000 9.500%,  2/15/2029
b
75,541
KeyBank NA/Cleveland, OH
169,000 5.000%,  1/26/2033 160,001
Principal
Amount Long-Term Fixed Income (36.3%) Value
Financials (3.2%) - continued
KeyCorp
$ 100,000
6.616%,  (SOFRINDX +
1.250%), 5/23/2025
d
$ 100,097
Kilroy Realty, LP
68,000 4.250%,  8/15/2029 63,121
58,000 6.250%,  1/15/2036 57,145
Kite Realty Group, LP
49,000 5.500%,  3/1/2034 49,194
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
36,000 4.250%,  2/1/2027
b
34,835
95,000 4.750%,  6/15/2029
b
90,290
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
b,d
18,720
Lloyds Banking Group plc
203,000 5.871%,  3/6/2029
d
209,072
Macquarie Airfinance Holdings,
Ltd.
138,000 6.400%,  3/26/2029
b
141,629
17,000 6.500%,  3/26/2031
b
17,643
Manufacturers & Traders Trust
Company
203,000 4.700%,  1/27/2028 199,776
Marsh & McLennan Companies,
Inc.
51,000 5.450%,  3/15/2053 51,056
136,000 5.400%,  9/15/2033 141,598
Massachusetts Mutual Life
Insurance Company
275,000 3.200%,  12/1/2061
b
172,049
Mitsubishi UFJ Financial Group,
Inc.
202,000 5.422%,  2/22/2029
d
205,984
250,000 2.048%,  7/17/2030 214,271
Molina Healthcare, Inc.
73,000 4.375%,  6/15/2028
b
69,493
Morgan Stanley
275,000 4.350%,  9/8/2026 271,689
240,000 3.591%,  7/22/2028
d
230,848
136,000 5.164%,  4/20/2029
d
137,369
350,000 3.622%,  4/1/2031
d
328,057
136,000 5.250%,  4/21/2034
d
136,632
101,000 5.831%,  4/19/2035
d
105,524
238,000 5.297%,  4/20/2037
d
233,496
Morgan Stanley Direct Lending
Fund
92,000 6.150%,  5/17/2029
b
91,968
MPT Operating Partnership, LP/
MPT Finance Corporation
15,000 5.250%,  8/1/2026
a
13,473
97,000 4.625%,  8/1/2029
a
70,396
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 103,184
Nationstar Mortgage Holdings,
Inc.
17,000 5.500%,  8/15/2028
b
16,511
36,000 6.500%,  8/1/2029
b
35,947
55,000 5.125%,  12/15/2030
b
51,220
NatWest Group plc
100,000 4.445%,  5/8/2030
d
97,535
202,000 6.475%,  6/1/2034
d
209,431
Navient Corporation
21,000 5.000%,  3/15/2027 20,304

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Financials (3.2%) - continued
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
$ 22,000 4.500%,  9/30/2028
b
$ 20,030
New York Life Global Funding
206,000 4.550%,  1/28/2033
b
201,489
Nomura Holdings, Inc.
200,000 5.783%,  7/3/2034 205,591
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 266,905
225,000 3.375%,  2/1/2031 198,361
OneMain Finance Corporation
133,000 3.500%,  1/15/2027 125,688
168,000 3.875%,  9/15/2028 153,471
Panther Escrow Issuer, LLC
101,000 7.125%,  6/1/2031
b
103,637
Park Intermediate Holdings, LLC
98,000 4.875%,  5/15/2029
b
92,601
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
d
69,389
190,000 5.492%,  5/14/2030
d
194,660
272,000 4.626%,  6/6/2033
d
259,734
PRA Group, Inc.
18,000 7.375%,  9/1/2025
b
17,985
55,000 8.375%,  2/1/2028
b
55,684
Prologis Targeted US Logistics
Fund, LP
135,000 5.250%,  4/1/2029
b
137,181
Prologis, LP
91,000 5.250%,  3/15/2054 87,986
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
d
242,656
Regency Centers, LP
190,000 4.125%,  3/15/2028 185,615
101,000 5.250%,  1/15/2034 101,256
Reinsurance Group of America,
Inc.
138,000 5.750%,  9/15/2034 141,160
RGA Global Funding
65,000 5.500%,  1/11/2031
b
66,500
RHP Hotel Properties, LP/RHP
Finance Corporation
17,000 4.750%,  10/15/2027 16,504
35,000 4.500%,  2/15/2029
b
33,158
RLJ Lodging Trust, LP
32,000 4.000%,  9/15/2029
b
28,555
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
105,000 3.625%,  3/1/2029
b
96,390
53,000 3.875%,  3/1/2031
b
47,145
50,000 4.000%,  10/15/2033
b
43,004
Ryan Specialty, LLC
18,000 4.375%,  2/1/2030
b
16,944
Santander Holdings USA, Inc.
67,000 6.499%,  3/9/2029
d
69,183
58,000 6.174%,  1/9/2030
d
59,665
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
d
337,094
Service Properties Trust
71,000 8.375%,  6/15/2029 70,682
55,000 8.625%,  11/15/2031
b
58,441
Principal
Amount Long-Term Fixed Income (36.3%) Value
Financials (3.2%) - continued
Simon Property Group, LP
$ 235,000 3.800%,  7/15/2050 $ 178,292
SLM Corporation
40,000 4.200%,  10/29/2025 39,269
Societe Generale SA
132,000 4.750%,  11/24/2025
b
130,198
Standard Chartered plc
200,000 5.688%,  5/14/2028
b,d
202,717
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 115,353
207,000 5.710%,  1/13/2030 215,286
250,000 1.710%,  1/12/2031 204,444
Synchrony Financial
68,000 5.935%,  8/2/2030
d
68,419
36,000 7.250%,  2/2/2033 36,819
Synovus Bank
250,000 5.625%,  2/15/2028 247,361
Toronto-Dominion Bank
156,000 5.523%,  7/17/2028 160,590
Truist Financial Corporation
133,000 6.047%,  6/8/2027
d
135,205
97,000 5.125%,  12/15/2027
d,i
91,534
170,000 5.122%,  1/26/2034
d
166,768
85,000 5.711%,  1/24/2035
d
86,906
U.S. Bancorp
136,000 5.727%,  10/21/2026
d
136,961
196,000 5.775%,  6/12/2029
d
201,851
47,000 5.836%,  6/12/2034
d
48,790
91,000 5.678%,  1/23/2035
d
93,471
UBS Group AG
350,000 2.193%,  6/5/2026
b,d
340,715
203,000 6.246%,  9/22/2029
b,d
212,038
170,000 3.091%,  5/14/2032
b,d
148,602
200,000 5.699%,  2/8/2035
b,d
204,651
UniCredit SPA
35,000 5.861%,  6/19/2032
b,d
34,711
United Wholesale Mortgage, LLC
95,000 5.500%,  4/15/2029
b
91,595
UnitedHealth Group, Inc.
136,000 5.875%,  2/15/2053 143,918
204,000 4.750%,  5/15/2052 184,408
Vornado Realty, LP
26,000 3.400%,  6/1/2031 21,186
Wells Fargo & Company
114,000 3.000%,  4/22/2026 110,487
163,000 3.000%,  10/23/2026 156,851
204,000 3.526%,  3/24/2028
d
196,877
128,000 5.707%,  4/22/2028
d
130,498
300,000 2.393%,  6/2/2028
d
280,127
128,000 5.574%,  7/25/2029
d
131,073
112,000 5.389%,  4/24/2034
d
113,303
307,000 4.900%,  11/17/2045 276,836
Willis North America, Inc.
272,000 4.650%,  6/15/2027 270,413
XHR, LP
38,000 4.875%,  6/1/2029
b
35,858
Total 35,073,078
Foreign Government (<0.1%)
NBN Company, Ltd.
225,000 2.625%,  5/5/2031
b
196,900

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Foreign Government (<0.1%) - continued
Saudi Arabian Oil Company
$ 123,000 5.250%,  7/17/2034
b
$ 123,613
Total 320,513
Mortgage-Backed Securities (11.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,890,282 2.000%,  1/1/2052 1,543,231
917,370 2.000%,  5/1/2051 749,063
3,405,483 2.500%,  5/1/2051 2,897,171
1,679,149 3.500%,  5/1/2052 1,534,981
2,018,838 4.000%,  5/1/2052 1,908,067
773,201 5.000%,  7/1/2053 765,854
415,197 5.500%,  7/1/2053 417,834
1,124,380 3.500%,  8/1/2052 1,025,533
1,102,642 5.000%,  8/1/2053 1,096,491
2,709,435 5.500%,  9/1/2053 2,738,138
1,188,524 3.500%,  9/1/2047
f
1,101,908
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,148,300 2.500%,  7/1/2030 1,091,348
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,439,688 3.000%,  12/1/2036 1,349,200
1,160,274 3.000%,  8/1/2038 1,092,791
1,831,028 3.500%,  5/1/2040 1,737,868
2,140,531 2.500%,  4/1/2042 1,880,691
499,128 2.000%,  5/1/2042 429,133
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,412,111 3.000%,  1/1/2052 3,880,988
435,851 2.000%,  2/1/2051 355,925
684,405 2.000%,  2/1/2051 558,900
2,343,740 2.500%,  2/1/2051 1,991,634
2,663,806 2.500%,  2/1/2051 2,252,912
7,390,522 2.000%,  3/1/2051 5,970,127
724,134 2.000%,  3/1/2051 586,903
3,199,336 4.000%,  3/1/2051 3,043,608
415,762 2.000%,  3/1/2052 339,336
4,606,583 3.000%,  3/1/2052 4,031,525
4,886,829 2.000%,  4/1/2051 3,939,557
2,733,748 3.000%,  4/1/2051 2,408,670
2,882,112 3.000%,  5/1/2050 2,560,795
811,419 2.000%,  5/1/2051 658,962
2,152,841 3.000%,  5/1/2051 1,919,581
4,580,775 2.000%,  6/1/2050 3,734,454
1,772,489 3.000%,  6/1/2050 1,585,999
810,537 4.000%,  6/1/2052 760,689
508,161 5.000%,  6/1/2053 504,541
3,962,871 2.500%,  7/1/2051 3,391,515
1,127,967 3.500%,  7/1/2051 1,040,750
2,204,433 4.000%,  7/1/2052 2,068,981
886,260 2.500%,  8/1/2050 760,605
2,363,286 3.500%,  8/1/2050 2,180,297
2,781,446 3.500%,  8/1/2052 2,527,137
3,653,193 4.500%,  8/1/2052 3,532,243
1,434,291 5.000%,  8/1/2053 1,424,070
702,333 2.500%,  9/1/2051 597,561
818,362 3.500%,  9/1/2052 748,718
1,820,059 3.500%,  9/1/2052 1,665,169
Principal
Amount Long-Term Fixed Income (36.3%) Value
Mortgage-Backed Securities (11.6%) -
continued
$ 1,242,307 5.000%,  9/1/2052 $ 1,225,127
1,121,888 4.500%,  9/1/2053 1,088,431
1,617,956 4.500%,  9/1/2053 1,561,295
2,520,390 4.000%,  10/1/2052 2,373,450
794,163 2.000%,  11/1/2051 646,966
1,092,429 3.500%,  11/1/2052 999,796
3,250,426 2.000%,  12/1/2050 2,644,549
4,590,878 2.500%,  12/1/2051 3,893,749
2,109,000 4.500%,  12/1/2052 2,048,299
1,400,000 6.000%,  8/1/2041
f
1,419,853
3,900,000 5.500%,  8/1/2042
f
3,905,972
1,389,425 3.500%,  12/1/2047
f
1,289,294
2,650,000 4.000%,  8/1/2048
f
2,483,276
1,300,000 4.500%,  8/1/2048
f
1,252,186
6,650,000 5.000%,  8/1/2048 6,548,341
3,000,000 3.000%,  8/1/2049
f
2,617,615
3,350,000 3.500%,  8/1/2049
f
3,039,260
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,643,369 2.500%,  3/1/2062 3,751,656
1,210,409 3.500%,  7/1/2061 1,080,151
1,285,667 4.000%,  12/1/2061 1,190,322
Total 129,441,042
Technology (0.7%)
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052
a
120,161
Amentum Escrow Corporation
54,000 7.250%,  8/1/2032
b,f
55,151
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 236,741
Apple, Inc.
183,000 2.650%,  2/8/2051 120,008
432,000 3.750%,  9/12/2047 357,627
Block, Inc.
122,000 6.500%,  5/15/2032
b
123,977
Boost Newco Borrower, LLC
88,000 7.500%,  1/15/2031
b
92,688
Broadcom, Inc.
200,000 5.050%,  7/12/2027 201,790
86,000 3.469%,  4/15/2034
b
75,106
272,000 3.137%,  11/15/2035
b
224,461
200,000 3.187%,  11/15/2036
b
163,125
125,000 4.926%,  5/15/2037
b
120,625
Cisco Systems, Inc.
67,000 5.300%,  2/26/2054 67,524
Clarivate Science Holdings
Corporation
38,000 3.875%,  7/1/2028
b
35,643
Cloud Software Group, Inc.
188,000 6.500%,  3/31/2029
b
183,252
Consensus Cloud Solutions, Inc.
18,000 6.000%,  10/15/2026
b
17,636
CoreLogic, Inc.
22,000 4.500%,  5/1/2028
b
20,294
Dell International, LLC/EMC
Corporation
134,000 6.020%,  6/15/2026 136,202
Dell, Inc.
123,000 6.500%,  4/15/2038 131,592
Dye & Durham, Ltd.
54,000 8.625%,  4/15/2029
b
55,256

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Technology (0.7%) - continued
Fiserv, Inc.
$ 77,000 2.250%,  6/1/2027 $ 72,013
139,000 2.650%,  6/1/2030 124,113
134,000 5.350%,  3/15/2031 137,540
119,000 5.600%,  3/2/2033 123,153
Gen Digital, Inc.
3,000 6.750%,  9/30/2027
b
3,051
43,000 7.125%,  9/30/2030
a,b
44,454
Global Payments, Inc.
131,000 5.950%,  8/15/2052 129,139
204,000 5.300%,  8/15/2029 206,135
II-VI, Inc.
33,000 5.000%,  12/15/2029
a,b
31,479
Intel Corporation
133,000 5.600%,  2/21/2054 132,186
Iron Mountain, Inc.
125,000 4.875%,  9/15/2027
b
122,057
55,000 5.000%,  7/15/2028
b
53,317
10,000 4.875%,  9/15/2029
b
9,554
80,000 5.250%,  7/15/2030
b
76,993
106,000 4.500%,  2/15/2031
b
97,427
KLA Corporation
204,000 3.300%,  3/1/2050 147,771
Marvell Technology, Inc.
34,000 5.950%,  9/15/2033 35,723
Mastercard, Inc.
140,000 3.950%,  2/26/2048 116,798
Microchip Technology, Inc.
29,000 5.050%,  3/15/2029 29,323
Micron Technology, Inc.
73,000 5.300%,  1/15/2031 74,296
Microsoft Corporation
89,000 3.041%,  3/17/2062 60,877
226,000 2.500%,  9/15/2050 145,622
201,000 3.700%,  8/8/2046 170,090
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
b
31,680
NCR Voyix Corporation
52,000 5.000%,  10/1/2028
b
49,724
105,000 5.125%,  4/15/2029
b
100,315
Neptune Bidco US, Inc.
73,000 9.290%,  4/15/2029
b
71,494
Newfold Digital Holdings Group,
Inc.
22,000 11.750%,  10/15/2028
b
22,231
NXP BV/NXP Funding, LLC
110,000 5.550%,  12/1/2028 112,960
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 78,201
180,000 3.250%,  5/11/2041 134,498
Open Text Corporation
71,000 3.875%,  12/1/2029
b
64,449
Open Text Holdings, Inc.
115,000 4.125%,  2/15/2030
b
104,891
Oracle Corporation
136,000 6.900%,  11/9/2052 156,040
225,000 3.850%,  7/15/2036 194,788
408,000 4.000%,  7/15/2046 321,256
PayPal Holdings, Inc.
112,000 5.500%,  6/1/2054 111,693
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
a,b
17,802
Principal
Amount Long-Term Fixed Income (36.3%) Value
Technology (0.7%) - continued
PTC, Inc.
$ 70,000 4.000%,  2/15/2028
b
$ 66,299
RingCentral, Inc.
70,000 8.500%,  8/15/2030
a,b
73,546
Rocket Software, Inc.
43,000 9.000%,  11/28/2028
b
44,258
Roper Technologies, Inc.
165,000 1.750%,  2/15/2031 136,025
Seagate HDD Cayman
79,925 9.625%,  12/1/2032 91,528
Sensata Technologies, Inc.
20,000 3.750%,  2/15/2031
b
17,665
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
b
29,278
SS&C Technologies, Inc.
102,000 5.500%,  9/30/2027
b
101,040
Texas Instruments, Inc.
136,000 5.050%,  5/18/2063 130,326
UKG, Inc.
72,000 6.875%,  2/1/2031
b
74,004
Verisk Analytics, Inc.
96,000 5.250%,  6/5/2034 96,911
Viavi Solutions, Inc.
78,000 3.750%,  10/1/2029
b
67,644
Visa, Inc.
280,000 2.700%,  4/15/2040 210,035
VMware, LLC
108,000 4.650%,  5/15/2027 107,486
200,000 2.200%,  8/15/2031 167,040
Xerox Holdings Corporation
9,000 5.000%,  8/15/2025
b
8,844
137,000 5.500%,  8/15/2028
b
116,233
Total 7,792,154
Transportation (0.2%)
Air Canada
70,000 3.875%,  8/15/2026
b
67,329
American Airlines Group, Inc.
24,000 3.750%,  3/1/2025
a,b
23,608
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
168,000 5.500%,  4/20/2026
b
166,875
34,575 5.750%,  4/20/2029
b
33,787
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
44,000 5.375%,  3/1/2029
a,b
40,272
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 109,940
130,000 5.750%,  5/1/2040 136,473
136,000 4.450%,  3/15/2043 122,565
Canadian Pacific Railway
Company
136,000 4.700%,  5/1/2048 120,347
CSX Corporation
165,000 3.800%,  4/15/2050 129,906
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
285,000 4.750%,  10/20/2028
b
282,145
ERAC USA Finance, LLC
136,000 5.400%,  5/1/2053
b
134,856

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Transportation (0.2%) - continued
Hawaiian Brand Intellectual
Property, Ltd./HawaiianMiles
Loyalty, Ltd.
$ 32,175 11.000%,  4/15/2029
b
$ 30,679
Mileage Plus Holdings, LLC
204,000 6.500%,  6/20/2027
b
205,812
Penske Truck Leasing Company,
LP/PTL Finance Corporation
127,000 5.750%,  5/24/2026
b
128,270
Rand Parent, LLC
72,000 8.500%,  2/15/2030
a,b
71,198
RXO, Inc.
84,000 7.500%,  11/15/2027
b
86,310
Southwest Airlines Company
189,000 2.625%,  2/10/2030 167,337
Stena International SA
57,000 7.250%,  1/15/2031
b
58,309
Union Pacific Corporation
272,000 2.973%,  9/16/2062 167,461
United Airlines, Inc.
77,000 4.375%,  4/15/2026
b
75,074
35,000 4.625%,  4/15/2029
b
33,076
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
b
18,104
74,000 6.375%,  2/1/2030
a,b
58,947
Total 2,468,680
U.S. Government & Agencies (11.9%)
U.S. Treasury Bonds
1,003,000 3.625%,  5/15/2053 881,386
4,000,000 1.625%,  11/15/2050 2,265,312
2,300,000 4.750%,  11/15/2053 2,454,891
2,190,000 5.250%,  11/15/2028 2,304,462
550,000 4.375%,  5/15/2040 559,518
7,335,000 1.375%,  11/15/2040 4,807,004
2,000,000 3.000%,  5/15/2042 1,657,500
4,999,000 2.500%,  5/15/2046 3,633,258
7,300,000 2.875%,  5/15/2049 5,567,676
U.S. Treasury Notes
2,950,000 1.250%,  8/31/2024 2,939,312
2,540,000 2.250%,  11/15/2024 2,517,993
1,090,000 2.125%,  11/30/2024 1,078,930
950,000 1.375%,  1/31/2025 932,870
9,700,000 3.875%,  3/31/2025 9,632,251
5,000,000 0.250%,  8/31/2025 4,766,797
5,900,000 5.000%,  8/31/2025 5,916,363
2,500,000 4.250%,  12/31/2025 2,490,723
7,440,000 2.625%,  1/31/2026 7,242,084
3,610,000 0.500%,  2/28/2026 3,394,810
9,300,000 2.500%,  2/28/2026 9,025,723
20,100,000 4.625%,  2/28/2026 20,151,820
4,200,000 0.500%,  4/30/2027 3,811,008
2,285,000 2.250%,  11/15/2027 2,159,682
4,700,000 3.875%,  12/31/2027 4,678,887
1,700,000 0.750%,  1/31/2028 1,520,437
3,400,000 3.500%,  1/31/2028 3,343,023
3,200,000 3.625%,  3/31/2028 3,159,375
5,450,000 2.875%,  5/15/2028 5,234,342
1,800,000 3.750%,  12/31/2028 1,785,023
5,095,000 1.375%,  11/15/2031 4,259,500
5,025,000 4.125%,  11/15/2032 5,063,473
Principal
Amount Long-Term Fixed Income (36.3%) Value
U.S. Government & Agencies (11.9%) -
continued
$ 3,300,000 4.500%,  11/15/2033 $ 3,413,437
Total 132,648,870
Utilities (0.7%)
AES Corporation
271,000 3.950%,  7/15/2030
b
251,716
Ameren Illinois Company
150,000 4.500%,  3/15/2049 131,109
American Electric Power
Company, Inc.
132,000 5.200%,  1/15/2029 133,732
119,000 5.625%,  3/1/2033 122,058
American Water Capital
Corporation
133,000 5.450%,  3/1/2054 131,957
Appalachian Power Company
85,000 3.300%,  6/1/2027 81,426
Atmos Energy Corporation
102,000 5.900%,  11/15/2033 108,833
Berkshire Hathaway Energy
Company
228,000 4.500%,  2/1/2045 205,963
Calpine Corporation
78,000 4.500%,  2/15/2028
b
74,720
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 208,635
CenterPoint Energy, Inc.
42,000 4.250%,  11/1/2028 40,627
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 161,851
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 60,142
325,000 4.125%,  5/15/2049 263,839
Constellation Energy Generation,
LLC
68,000 6.125%,  1/15/2034 72,554
Consumers Energy Company
175,000 4.350%,  4/15/2049 151,866
Dominion Energy, Inc.
17,000 6.875%,  2/1/2055
d
17,647
17,000 7.000%,  6/1/2054
d
17,853
DTE Electric Company
115,000 3.700%,  3/15/2045 91,550
145,000 3.700%,  6/1/2046 113,136
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 163,534
Duke Energy Corporation
194,000 5.450%,  6/15/2034 196,923
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 143,926
Edison International
193,000 5.750%,  6/15/2027 196,673
Enel Finance International NV
200,000 5.125%,  6/26/2029
b
200,939
Eversource Energy
169,000 4.750%,  5/15/2026 168,255
Exelon Corporation
200,000 4.700%,  4/15/2050 174,616
263,000 4.450%,  4/15/2046 224,417

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.3%) Value
Utilities (0.7%) - continued
FirstEnergy Corporation
$ 170,000 4.850%,  7/15/2047 $ 149,426
Georgia Power Company
116,000 4.950%,  5/17/2033 116,013
67,000 5.250%,  3/15/2034 68,443
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 75,769
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
b
127,480
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 162,186
National Rural Utilities Cooperative
Finance Corporation
84,000 3.700%,  3/15/2029 80,791
NextEra Energy Operating
Partners, LP
131,000 3.875%,  10/15/2026
b
125,715
NiSource, Inc.
255,000 5.650%,  2/1/2045 253,409
NRG Energy, Inc.
29,000 3.375%,  2/15/2029
b
26,100
40,000 5.250%,  6/15/2029
b
38,894
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 165,539
135,000 5.550%,  5/15/2029 137,892
126,000 4.550%,  7/1/2030 121,937
135,000 6.950%,  3/15/2034 148,930
66,000 5.800%,  5/15/2034 67,294
PG&E Corporation
94,000 5.000%,  7/1/2028 91,688
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 107,891
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 143,472
Public Service Enterprise Group,
Inc.
135,000 5.875%,  10/15/2028 140,356
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 223,646
Southern California Edison
Company
175,000 4.000%,  4/1/2047 138,776
Southern Company
272,000 5.113%,  8/1/2027 274,157
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 121,471
Southwestern Electric Power
Company
136,000 3.900%,  4/1/2045 103,886
Talen Energy Supply, LLC
66,000 8.625%,  6/1/2030
b
71,124
TerraForm Power Operating, LLC
155,000 5.000%,  1/31/2028
b
149,368
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 46,886
125,000 4.600%,  12/1/2048 108,512
Vistra Corporation
35,000 8.000%,  10/15/2026
b,d,i
35,827
87,000 7.000%,  12/15/2026
b,d,i
87,500
Principal
Amount Long-Term Fixed Income (36.3%) Value
Utilities (0.7%) - continued
Vistra Operations Company, LLC
$ 190,000 5.125%,  5/13/2025
b
$ 189,046
217,000 5.000%,  7/31/2027
b
212,474
Xcel Energy, Inc.
102,000 4.600%,  6/1/2032 98,281
Total 8,120,676
Total Long-Term Fixed Income
(cost $424,771,270) 403,564,231
Shares Common Stock ( 11.0% ) Value
Communications Services (0.6%)
7,760 Alphabet, Inc., Class A 1,331,150
8,697 Alphabet, Inc., Class C 1,505,885
3,764 Altice USA, Inc.
k
7,867
1,567 AMC Networks, Inc.
a,k
17,441
925 Bandwidth, Inc.
k
21,108
12,852 Cargurus, Inc.
k
318,987
69 Charter Communications, Inc.
k
26,201
2,727 Cogent Communications Holdings 192,499
2,929 Comcast Corporation 120,880
5,135 E.W. Scripps Company
k
19,308
508 Electronic Arts, Inc. 76,677
1,479 Emerald Holding, Inc.
k
8,386
499 Entravision Communications
Corporation 1,093
2,714 iHeartMedia, Inc.
k
4,831
766 Imax Corporation
k
16,162
3,915 Integral Ad Science Holding
Corporation
k
39,855
1,238 Iridium Communications, Inc. 35,531
616 Liberty Global, Ltd., Class A
k
12,006
1,458 Liberty Latin America, Ltd., Class
A
k
15,280
263 Liberty Media Corporation-Liberty
Live Group
k
10,262
1,772 Magnite, Inc.
k
25,765
3,440 Meta Platforms, Inc. 1,633,415
502 Netflix, Inc.
k
315,432
1,126 New York Times Company 60,342
180 Omnicom Group, Inc. 17,647
2,131 Paramount Global
a
24,336
5,846 Pinterest, Inc.
k
186,780
11,059 QuinStreet, Inc.
k
206,803
744 Roku, Inc.
k
43,308
486 Sinclair, Inc. 7,475
1,321 Sirius XM Holdings, Inc.
a
4,557
431 TechTarget, Inc.
k
13,792
994 Telephone and Data Systems, Inc. 21,073
2,656 Trade Desk, Inc.
k
238,721
4,346 Verizon Communications, Inc. 176,100
Total 6,756,955
Consumer Discretionary (1.1%)
26 Adient plc
k
670
13,116 Amazon.com, Inc.
k
2,452,430
2,052 American Axle & Manufacturing
Holdings, Inc.
k
15,246
2,606 American Eagle Outfitters, Inc. 57,462
488 Aptiv plc
k
33,862
1,143 Autoliv, Inc. 115,603
101 Beazer Homes USA, Inc.
k
3,401
614 Best Buy Company, Inc. 53,123
2,007 Boot Barn Holdings, Inc.
k
267,894

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.0%) Value
Consumer Discretionary (1.1%) - continued
885 BorgWarner, Inc. $ 31,249
1,414 Brunswick Corporation 115,170
255 Carvana Company
k
33,974
37 Cavco Industries, Inc.
k
15,341
222 Chewy, Inc.
k
5,368
4,342 Chipotle Mexican Grill, Inc.
k
235,857
1,924 Columbia Sportswear Company 157,191
6,846 Cooper-Standard Holdings, Inc.
k
101,184
612 Crocs, Inc.
k
82,234
2,665 Dana, Inc. 33,872
58 Darden Restaurants, Inc. 8,485
213 Deckers Outdoor Corporation
k
196,520
118 DoorDash, Inc.
k
13,065
11 Dorman Products, Inc.
k
1,115
2,832 DraftKings, Inc.
k
104,642
1,661 eBay, Inc. 92,368
112 El Pollo Loco Holdings, Inc.
k
1,351
345 Etsy, Inc.
k
22,473
1,534 Everi Holdings, Inc.
k
19,743
478 Expedia Group, Inc.
k
61,026
33 Fox Factory Holding Corporation
k
1,762
69 Frontdoor, Inc.
k
2,723
2,595 Gap, Inc. 60,931
544 Garmin, Ltd. 93,160
3,662 Gentex Corporation 113,742
344 Genuine Parts Company 50,606
994 Goodyear Tire & Rubber
Company
k
11,630
1,581 Grand Canyon Education, Inc.
k
246,557
290 Group 1 Automotive, Inc. 106,059
628 H&R Block, Inc. 36,386
3,899 Hanesbrands, Inc.
k
23,160
183 Harley-Davidson, Inc. 6,862
562 Hasbro, Inc. 36,227
4,263 Hilton Worldwide Holdings, Inc. 915,138
786 Home Depot, Inc. 289,374
459 Installed Building Products, Inc. 124,091
16 KB Home 1,377
933 Kohl's Corporation 20,209
3,807 Laureate Education, Inc. 59,009
314 Lear Corporation 38,321
502 Leggett & Platt, Inc. 6,611
150 Lennar Corporation 26,540
63 Light & Wonder, Inc.
k
6,754
2,152 LKQ Corporation 89,308
711 Lululemon Athletica, Inc.
k
183,907
65 M/I Homes, Inc.
k
10,844
2,179 McDonald's Corporation 578,307
442 Meritage Homes Corporation 89,669
2,215 Mobileye Global, Inc.
k
46,515
1,076 Modine Manufacturing Company
k
126,602
574 Mohawk Industries, Inc.
k
92,454
884 Nordstrom, Inc. 20,182
50 NVR, Inc.
k
430,374
72 OneSpaWorld Holdings, Ltd.
k
1,158
468 O'Reilly Automotive, Inc.
k
527,127
845 Patrick Industries, Inc. 108,211
584 Pool Corporation 218,439
8,686 Qurate Retail, Inc.
k
6,225
85 Ralph Lauren Corporation 14,925
2,132 Ross Stores, Inc. 305,366
5,329 Savers Value Village, Inc.
k
54,303
245 Service Corporation International/
US 19,578
7,712 SharkNinja, Inc. 592,667
Shares Common Stock (11.0%) Value
Consumer Discretionary (1.1%) - continued
6,164 Skyline Champion Corporation
k
$ 502,428
218 Starbucks Corporation 16,993
454 Steven Madden, Ltd. 20,584
849 Stitch Fix, Inc.
k
3,999
11,487 Stoneridge, Inc.
k
193,096
301 Strategic Education, Inc. 31,725
2,571 Tesla, Inc.
k
596,652
1,865 Texas Roadhouse, Inc. 325,648
6,757 ThredUp, Inc.
k
14,190
63 TopBuild Corporation
k
30,148
1,678 Travel + Leisure Company 77,339
56 Ulta Beauty, Inc.
k
20,434
681 Upbound Group, Inc. 25,694
974 Urban Outfitters, Inc.
k
44,853
2,589 VF Corporation 43,909
13 Visteon Corporation
k
1,502
5 Wingstop, Inc. 1,869
4,916 Wyndham Hotels & Resorts, Inc. 372,240
Total 12,448,612
Consumer Staples (0.4%)
7,026 Altria Group, Inc. 344,344
639 BellRing Brands, Inc.
k
32,768
2,812 BJ's Wholesale Club Holdings,
Inc.
k
247,343
127 Casey's General Stores, Inc. 49,256
3,372 Celsius Holdings, Inc.
k
157,911
8,116 Coca-Cola Company 541,662
777 Colgate-Palmolive Company 77,071
299 Costco Wholesale Corporation 245,778
40 Dollar Tree, Inc.
k
4,174
1,004 e.l.f. Beauty, Inc.
k
173,270
2,818 J & J Snack Foods Corporation 475,397
1,807 John B. Sanfilippo & Son, Inc. 189,500
2,154 Kenvue, Inc. 39,827
1,125 Keurig Dr Pepper, Inc. 38,565
542 Kroger Company 29,539
2,403 Lancaster Colony Corporation 463,923
54 McCormick & Company, Inc. 4,158
4,504 Philip Morris International, Inc. 518,681
3,271 Pilgrim's Pride Corporation
k
134,863
76 PriceSmart, Inc. 6,941
2,476 Procter & Gamble Company 398,042
814 Sysco Corporation 62,393
3,262 Turning Point Brands, Inc. 123,043
2,623 Tyson Foods, Inc. 159,741
507 US Foods Holding Corporation
k
27,576
1,361 Walgreens Boots Alliance, Inc. 16,155
4,210 Walmart, Inc. 288,974
Total 4,850,895
Energy (0.3%)
5,787 Archrock, Inc. 119,965
2,403 Baker Hughes Company 93,044
325 California Resources Corporation 16,718
2,726 Chesapeake Energy Corporation 208,076
166 Chevron Corporation 26,638
1,133 Civitas Resources, Inc. 79,038
1,338 Delek US Holdings, Inc. 31,818
8,722 Devon Energy Corporation 410,196
4,733 EOG Resources, Inc. 600,144
1,359 Expro Group Holdings NV
k
31,556
2,956 Exxon Mobil Corporation 350,552
319 Gulfport Energy Corporation
k
46,960
2,371 Halliburton Company 82,226

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.0%) Value
Energy (0.3%) - continued
1,130 Hess Midstream, LP $ 42,352
126 International Seaways, Inc. 7,056
526 Kodiak Gas Services, Inc. 15,175
5,193 Matador Resources Company 319,266
666 Noble Corporation plc 31,449
10,685 NOV, Inc. 222,462
1,006 Ovintiv, Inc. 46,719
1,105 Par Pacific Holdings, Inc.
k
29,338
477 Phillips 66 69,394
480 ProPetro Holding Corporation
k
4,603
2,667 Schlumberger NV 128,789
1,696 SM Energy Company 78,355
19,085 TechnipFMC plc 563,007
939 Viper Energy, Inc. 40,067
1,664 Williams Companies, Inc. 71,452
Total 3,766,415
Financials (1.7%)
375 Allstate Corporation 64,170
8,095 Ally Financial, Inc. 364,356
681 Amalgamated Financial
Corporation 21,663
196 American Express Company 49,596
278 Ameriprise Financial, Inc. 119,559
133 Ameris Bancorp 8,098
1,660 Annaly Capital Management, Inc. 33,051
1,247 Arch Capital Group, Ltd.
k
119,438
706 Arthur J. Gallagher & Company 200,144
835 Artisan Partners Asset
Management, Inc. 36,874
568 Associated Banc-Corp 13,053
247 Assurant, Inc. 43,193
307 Assured Guaranty, Ltd. 25,288
171 Atlantic Union Bankshares
Corporation 7,061
118 Axis Capital Holdings, Ltd. 8,939
437 Axos Financial, Inc.
k
31,905
249 Bancorp, Inc.
k
12,908
6,072 Bank of America Corporation 244,762
37 Bank of Hawaii Corporation 2,538
492 Bank of Marin Bancorp 9,993
3,176 Bank of N.T. Butterfield & Son, Ltd. 121,768
1,331 Bank of New York Mellon
Corporation 86,608
2,236 Bank OZK 104,846
329 BankFinancial Corporation 3,856
83 BankUnited, Inc. 3,197
47 Banner Corporation 2,783
201 Bar Harbor Bankshares 6,424
106 BayCom Corporation 2,554
618 BCB Bancorp, Inc. 7,836
1,339 Berkshire Hathaway, Inc.
k
587,152
638 Berkshire Hills Bancorp, Inc. 17,609
340 Block, Inc.
k
21,039
4,887 Blue Owl Capital, Inc. 93,195
32 BOK Financial Corporation 3,291
7,430 Bridgewater Bancshares, Inc.
k
102,608
511 Brighthouse Financial, Inc.
k
25,484
333 BrightSpire Capital, Inc. 1,908
3,737 Brookline Bancorp, Inc. 39,201
2,747 Brown & Brown, Inc. 273,134
648 Business First Bancshares, Inc. 16,472
525 Byline Bancorp, Inc. 14,726
578 Cadence Bank 18,999
73 Camden National Corporation 3,043
Shares Common Stock (11.0%) Value
Financials (1.7%) - continued
38 Capital City Bank Group, Inc. $ 1,349
1,500 Capitol Federal Financial, Inc. 9,480
1,816 Carlyle Group, Inc. 90,328
770 Cathay General Bancorp 34,126
1,400 Cboe Global Markets, Inc. 256,914
2,617 Central Pacific Financial
Corporation 68,278
1,771 Chubb, Ltd. 488,194
463 Cincinnati Financial Corporation 60,477
1,238 Citigroup, Inc. 80,321
187 Citizens Financial Group, Inc. 7,979
488 CNB Financial Corporation 12,522
871 CNO Financial Group, Inc. 30,363
4,181 Columbia Banking System, Inc. 109,375
496 Comerica, Inc. 27,186
449 Commerce Bancshares, Inc. 29,055
65 Community Financial System, Inc. 4,009
1,268 Community Trust Bancorp, Inc. 64,313
744 ConnectOne Bancorp, Inc. 18,020
201 Cullen/Frost Bankers, Inc. 23,529
341 Customers Bancorp, Inc.
k
21,988
130 CVB Financial Corporation 2,478
709 Dime Community Bancshares, Inc. 17,924
180 Discover Financial Services 25,918
721 Eagle Bancorp, Inc. 15,516
612 East West Bancorp, Inc. 53,789
1,697 Ellington Credit Company 11,913
146 Employers Holdings, Inc. 7,009
345 Enova International, Inc.
k
29,832
47 Enterprise Bancorp, Inc./MA 1,389
1,336 Enterprise Financial Services
Corporation 70,634
258 Equity Bancshares, Inc. 10,449
10,717 F.N.B. Corporation 164,399
92 FactSet Research Systems, Inc. 38,004
2,903 Federated Hermes, Inc. 99,660
424 Fidelity National Information
Services, Inc. 32,576
348 Fifth Third Bancorp 14,734
865 Financial Institutions, Inc. 22,767
301 First Bancorp/Puerto Rico 6,456
783 First Bancshares, Inc. 26,090
10 First Citizens BancShares, Inc./NC 20,877
180 First Financial Bancorp 4,925
283 First Financial Bankshares, Inc. 10,884
317 First Financial Corporation 14,252
1,854 First Foundation, Inc. 12,978
176 First Hawaiian, Inc. 4,407
2,074 First Horizon Corporation 34,698
331 First Internet Bancorp 12,267
863 First Interstate BancSystem, Inc. 27,245
281 First Merchants Corporation 11,338
546 First Mid-Illinois Bancshares, Inc. 20,961
1,030 First of Long Island Corporation 13,514
1,483 Fiserv, Inc.
k
242,574
841 Flushing Financial Corporation 12,388
300 Fulton Financial Corporation 5,811
5,289 Glacier Bancorp, Inc. 236,471
283 Global Payments, Inc. 28,764
746 Great Southern Bancorp, Inc. 46,707
467 Green Dot Corporation
k
4,465
1,395 Hamilton Lane, Inc. 201,396
213 Hancock Whitney Corporation 11,658
3,705 Hanmi Financial Corporation 75,582
172 Hanover Insurance Group, Inc. 23,648

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.0%) Value
Financials (1.7%) - continued
604 Hartford Financial Services Group,
Inc. $ 66,996
371 Heartland Financial USA, Inc. 20,227
1,143 Heritage Commerce Corporation 11,830
1,469 Heritage Financial Corporation 34,037
538 Home BancShares, Inc. 15,242
1,148 Hometrust Bancshares, Inc. 40,720
4,353 Hope Bancorp, Inc. 57,286
74 Horace Mann Educators
Corporation 2,558
1,197 Horizon Bancorp, Inc. 19,116
3,290 Houlihan Lokey, Inc. 494,323
625 Huntington Bancshares, Inc./OH 9,344
416 Independent Bank Corporation/MA 26,686
917 Independent Bank Corporation/MI 31,811
6,806 Intercontinental Exchange, Inc. 1,031,517
18 International Bancshares
Corporation 1,214
6,621 Invesco, Ltd. 114,278
87 Investar Holding Corporation 1,610
3,032 J.P. Morgan Chase & Company 645,210
1,092 Jack Henry & Associates, Inc. 187,256
2,626 Janus Henderson Group plc 97,766
830 Jefferies Financial Group, Inc. 48,530
2,904 Kearny Financial Corporation/MD 20,909
1,754 KeyCorp 28,292
1,631 Kinsale Capital Group, Inc. 745,481
385 Lazard, Inc. 18,930
168 LendingTree, Inc.
k
8,941
68 LPL Financial Holdings, Inc. 15,063
84 M&T Bank Corporation 14,462
2,952 Marsh & McLennan Companies,
Inc. 657,027
1,331 Mastercard, Inc. 617,198
438 Mercantile Bank Corporation 21,182
262 Metropolitan Bank Holding
Corporation
k
13,815
2,292 MFA Financial, Inc. 25,648
8,866 MGIC Investment Corporation 220,231
176 Mid Penn Bancorp, Inc. 5,218
781 Midland States Bancorp, Inc. 18,541
2,073 MidWestOne Financial Group, Inc. 60,760
430 Moody's Corporation 196,286
1,080 Mr. Cooper Group, Inc.
k
97,070
638 MSCI, Inc. 345,005
51 MVB Financial Corporation 1,171
13,742 Nasdaq, Inc. 930,059
272 NCR Atleos Corporation
k
8,745
12 Nelnet, Inc. 1,353
220 New York Community Bancorp,
Inc.
a
2,314
3,772 NMI Holdings, Inc.
k
148,428
3,009 Northern Trust Corporation 266,748
893 Northfield Bancorp, Inc. 11,171
3,676 NU Holdings, Ltd./Cayman
Islands
k
44,590
4,205 OceanFirst Financial Corporation 76,405
935 OFG Bancorp 42,468
970 Old National Bancorp 19,419
688 Old Republic International
Corporation 23,819
1,294 Old Second Bancorp, Inc. 21,894
1,862 OneMain Holdings, Inc. 97,308
223 Orrstown Financial Services, Inc. 7,841
46 Pacific Premier Bancorp, Inc. 1,245
15 Park National Corporation 2,654
Shares Common Stock (11.0%) Value
Financials (1.7%) - continued
250 Pathward Financial, Inc. $ 16,885
1,010 PayPal Holdings, Inc.
k
66,438
205 PCB Bancorp 3,950
164 PennyMac Financial Services, Inc. 16,092
523 Peoples Bancorp, Inc./OH 17,400
264 Pinnacle Financial Partners, Inc. 25,428
5 Piper Sandler Companies 1,366
140 PNC Financial Services Group,
Inc. 25,354
253 Popular, Inc. 25,965
666 Premier Financial Corporation 16,876
643 Principal Financial Group, Inc. 52,411
2,373 Progressive Corporation 508,107
2,384 Prosperity Bancshares, Inc. 172,888
1,315 Provident Financial Services, Inc. 24,380
255 Prudential Financial, Inc. 31,957
3,498 Radian Group, Inc. 129,776
388 Regions Financial Corporation 8,680
99 Reinsurance Group of America,
Inc. 22,318
4,433 Rithm Capital Corporation 51,467
2,513 RLI Corporation 378,433
654 S&P Global, Inc. 317,013
290 Sandy Spring Bancorp, Inc. 8,883
2,666 SEI Investments Company 180,861
106 ServisFirst Bancshares, Inc. 8,505
792 Shore Bancshares, Inc. 11,500
57 Simmons First National
Corporation 1,227
327 Skyward Specialty Insurance
Group, Inc.
k
12,939
20 Southern First Bancshares, Inc.
k
692
90 Southern Missouri Bancorp, Inc. 5,148
246 Southside Bancshares, Inc. 8,608
257 SouthState Corporation 25,435
67 Stellar Bancorp, Inc. 1,836
962 StepStone Group, Inc. 48,350
114 Stifel Financial Corporation 10,108
464 Synovus Financial Corporation 21,692
63 Texas Capital Bancshares, Inc.
k
4,164
4,788 TPG, Inc. 244,140
3,381 Tradeweb Markets, Inc. 377,590
4,319 Triumph Financial, Inc.
k
391,863
258 Truist Financial Corporation 11,530
466 TrustCo Bank Corporation NY 16,594
1,066 Two Harbors Investment
Corporation 14,359
596 U.S. Bancorp 26,748
357 UMB Financial Corporation 36,421
384 United Bankshares, Inc. 14,949
231 United Community Banks, Inc. 7,149
582 Univest Financial Corporation 16,092
195 Unum Group 11,218
10,875 Valley National Bancorp 91,350
739 Veritex Holdings, Inc. 18,527
3,004 Virtu Financial, Inc. 82,069
802 Visa, Inc. 213,067
730 Voya Financial, Inc. 53,093
309 WaFd, Inc. 10,997
126 Walker & Dunlop, Inc. 13,469
2,618 Webster Financial Corporation 129,905
2,925 Wells Fargo & Company 173,570
345 Westamerica Bancorporation 18,616
4,819 Western Alliance Bancorp 387,737
3,877 Western Union Company 46,098

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.0%) Value
Financials (1.7%) - continued
188 Willis Towers Watson plc $ 53,069
202 Wintrust Financial Corporation 21,856
98 WSFS Financial Corporation 5,536
2,733 Zions Bancorp NA 141,214
Total 18,828,681
Health Care (1.3%)
5,423 Abbott Laboratories 574,513
646 AbbVie, Inc. 119,717
458 ACELYRIN, Inc.
k
2,748
5,721 Agilent Technologies, Inc. 808,949
300 Agios Pharmaceuticals, Inc.
k
13,920
856 Align Technology, Inc.
k
198,489
233 Amgen, Inc. 77,466
946 AMN Healthcare Services, Inc.
k
63,969
1,155 Amneal Pharmaceuticals, Inc.
k
8,466
280 Anika Therapeutics, Inc.
k
7,630
903 Arcellx, Inc.
k
55,814
397 Argenx SE ADR
k
204,800
74 Arvinas, Inc.
k
2,036
843 Ascendis Pharma AS ADR
k
112,541
5,990 Avantor, Inc.
k
160,233
72 Biogen, Inc.
k
15,350
4,232 Bio-Techne Corporation 345,289
2,585 Boston Scientific Corporation
k
190,980
784 Bruker Corporation 53,712
991 CareDx, Inc.
k
19,810
1,312 Caribou Biosciences, Inc.
k
3,044
285 Castle Biosciences, Inc.
k
6,877
733 Cencora, Inc. 174,366
547 Centene Corporation
k
42,075
585 Charles River Laboratories
International, Inc.
k
142,799
813 Chemed Corporation 463,540
514 Cooper Companies, Inc.
k
47,972
147 CRISPR Therapeutics AG
a,k
8,422
1,381 Danaher Corporation 382,648
640 Definitive Healthcare Corporation
k
2,496
1,688 Denali Therapeutics, Inc.
k
41,137
3,064 Dentsply Sirona, Inc. 83,157
2,399 Dexcom, Inc.
k
162,700
1,052 Editas Medicine, Inc.
k
5,691
2,046 Edwards Lifesciences Corporation
k
129,000
6,684 Elanco Animal Health, Inc.
k
87,159
772 Eli Lilly & Company 620,896
161 Embecta Corporation 2,523
101 Enanta Pharmaceuticals, Inc.
k
1,491
2,683 Encompass Health Corporation 249,358
1,248 Erasca, Inc.
k
3,931
100 Exelixis, Inc.
k
2,345
1,233 Fate Therapeutics, Inc.
k
6,572
684 Gilead Sciences, Inc. 52,025
2,738 Globus Medical, Inc.
k
197,027
1,668 GoodRx Holdings, Inc.
k
15,095
555 Guardant Health, Inc.
k
19,497
2,859 Haemonetics Corporation
k
257,453
1,381 Halozyme Therapeutics, Inc.
k
76,314
1,475 HealthEquity, Inc.
k
115,758
289 Humana, Inc. 104,505
718 ICON plc
k
235,820
480 IDEXX Laboratories, Inc.
k
228,538
163 Illumina, Inc.
k
19,984
2,132 Immunocore Holdings plc ADR
k
84,640
407 Inspire Medical Systems, Inc.
k
57,407
Shares Common Stock (11.0%) Value
Health Care (1.3%) - continued
48 Integra LifeSciences Holdings
Corporation
k
$ 1,191
372 Intellia Therapeutics, Inc.
k
9,750
185 Intuitive Surgical, Inc.
k
82,253
162 IQVIA Holding, Inc.
k
39,889
1,341 Johnson & Johnson 211,677
127 Kymera Therapeutics, Inc.
k
5,867
268 Labcorp Holdings, Inc. 57,738
1,723 Legend Biotech Corporation ADR
k
97,160
14 Ligand Pharmaceuticals, Inc.
k
1,526
205 LivaNova plc
k
10,127
7 Medpace Holdings, Inc.
k
2,678
4,082 Medtronic plc 327,866
4,863 Merck & Company, Inc. 550,151
29 Mettler-Toledo International, Inc.
k
44,110
125 Molina Healthcare, Inc.
k
42,659
462 Myriad Genetics, Inc.
k
12,922
1,073 Natera, Inc.
k
109,865
314 Neurocrine Biosciences, Inc.
k
44,453
448 Novocure, Ltd.
k
10,201
1,364 Nuvation Bio, Inc.
k
5,224
13,601 Option Care Health, Inc.
k
403,814
7,293 Paragon 28, Inc.
k
56,812
1,375 Penumbra, Inc.
k
229,749
4,252 Pfizer, Inc. 129,856
217 Prestige Consumer Healthcare,
Inc.
k
15,366
761 Prime Medicine, Inc.
a,k
4,269
2,797 Progyny, Inc.
k
78,875
579 Prothena Corporation plc
k
13,479
166 QIAGEN NV 7,385
110 Quest Diagnostics, Inc. 15,653
662 RAPT Therapeutics, Inc.
k
2,079
756 Recursion Pharmaceuticals, Inc.
a,k
6,199
1,472 Relay Therapeutics, Inc.
k
12,100
3,302 Repligen Corporation
k
552,590
916 Rocket Pharmaceuticals, Inc.
k
22,167
3,445 Royalty Pharma plc 97,046
438 Sage Therapeutics, Inc.
k
4,796
364 Sagimet Biosciences, Inc.
a,k
1,223
1,181 Sarepta Therapeutics, Inc.
k
167,985
7,497 scPharmaceuticals, Inc.
k
37,710
10,574 Stevanato Group SPA 218,670
1,205 Stryker Corporation 394,577
221 Teleflex, Inc. 48,823
137 Tenet Healthcare Corporation
k
20,509
1,019 Thermo Fisher Scientific, Inc. 624,993
3,449 Twist Bioscience Corporation
k
192,489
525 UnitedHealth Group, Inc. 302,484
1,322 Veeva Systems, Inc.
k
253,731
2,665 Vericel Corporation
k
134,636
1,292 Vertex Pharmaceuticals, Inc.
k
640,470
9,278 Viemed Healthcare, Inc.
k
66,894
184 West Pharmaceutical Services,
Inc. 56,335
528 Xenon Pharmaceuticals, Inc.
k
22,773
336 Zentalis Pharmaceuticals, Inc.
k
1,307
1,304 Zoetis, Inc. 234,772
Total 13,910,617
Industrials (1.7%)
780 A.O. Smith Corporation 66,331
1,024 AAR Corporation
k
66,150
603 ABM Industries, Inc. 33,503
67 Acuity Brands, Inc. 16,840

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.0%) Value
Industrials (1.7%) - continued
2,526 Advanced Drainage Systems, Inc. $ 447,203
4,455 AECOM 403,668
5,204 Air Lease Corporation 258,222
1,085 Alight, Inc.
k
8,213
422 Allison Transmission Holdings, Inc. 37,385
2,881 AMETEK, Inc. 499,796
279 Applied Industrial Technologies,
Inc. 60,875
417 Arcosa, Inc. 38,743
1,375 Armstrong World Industries, Inc. 180,675
2,261 Atmus Filtration Technologies, Inc.
k
69,729
2,092 Automatic Data Processing, Inc. 549,401
185 Axon Enterprise, Inc.
k
55,502
4,357 AZEK Company, Inc.
k
195,586
223 AZZ, Inc. 17,831
12,180 Badger Infrastructure Solutions,
Ltd. 344,055
1,159 Beacon Roofing Supply, Inc.
k
119,145
1,839 Brady Corporation 131,691
4,180 BWX Technologies, Inc. 415,868
312 Carlisle Companies, Inc. 130,597
1,334 Casella Waste Systems, Inc.
k
138,149
152 Caterpillar, Inc. 52,622
1,915 CECO Environmental Corporation
k
55,918
809 Clean Harbors, Inc.
k
193,133
247 CSW Industrials, Inc. 80,132
21,745 CSX Corporation 763,249
238 Cummins, Inc. 69,448
83 Curtiss-Wright Corporation 24,460
2,938 Dayforce, Inc.
a,k
174,165
532 DNOW, Inc.
k
8,172
1,063 Donaldson Company, Inc. 79,534
4 Dover Corporation 737
700 EMCOR Group, Inc. 262,808
22 ESCO Technologies, Inc. 2,705
16,387 ExlService Holdings, Inc.
k
577,806
526 Expeditors International of
Washington, Inc. 65,655
10,968 Fastenal Company 775,986
3,149 Ferguson Enterprises, Inc. 701,125
4,917 Flowserve Corporation 248,554
5,985 Fluor Corporation
k
287,878
846 Gates Industrial Corporation plc
k
15,727
220 Gibraltar Industries, Inc.
k
16,339
1,354 Graco, Inc. 115,158
154 Griffon Corporation 11,097
5,142 Helios Technologies, Inc. 236,275
99 Herc Holdings, Inc. 15,428
13,572 Howmet Aerospace, Inc. 1,298,840
133 Huntington Ingalls Industries, Inc. 37,237
1,083 IDEX Corporation 225,784
3,109 Ingersoll Rand, Inc. 312,144
421 Interface, Inc. 7,275
719 ITT Corporation 101,710
19,659 Janus International Group, Inc.
k
283,483
185 JB Hunt Transport Services, Inc. 32,033
565 Kirby Corporation
k
69,427
3,462 Knight-Swift Transportation
Holdings, Inc. 188,437
2,814 Korn Ferry 207,448
840 Kratos Defense & Security
Solutions, Inc.
k
18,934
1,118 Landstar System, Inc. 212,699
1,559 Leidos Holdings, Inc. 225,120
311 Lincoln Electric Holdings, Inc. 63,883
Shares Common Stock (11.0%) Value
Industrials (1.7%) - continued
561 Masco Corporation $ 43,674
13,799 Masterbrand, Inc.
k
249,072
220 Matson, Inc. 29,196
2,109 Maximus, Inc. 195,905
1,451 Miller Industries, Inc. 98,581
841 Moog, Inc. 164,920
2,703 Mueller Water Products, Inc. 55,898
131 Northrop Grumman Corporation 63,446
3,777 nVent Electric plc 274,324
1,561 Old Dominion Freight Line, Inc. 328,091
1,050 Oshkosh Corporation 114,082
204 Otis Worldwide Corporation 19,278
2,879 Owens Corning, Inc. 536,588
226 PACCAR, Inc. 22,297
559 Parker-Hannifin Corporation 313,688
3,589 Pentair plc 315,365
347 Quanta Services, Inc. 92,087
1,364 Regal Rexnord Corporation 219,168
106 Republic Services, Inc. 20,598
432 Resideo Technologies, Inc.
k
9,815
2,713 Robert Half, Inc. 174,147
855 Rockwell Automation, Inc. 238,246
310 Rush Enterprises, Inc. 15,813
556 Saia, Inc.
k
232,325
7,658 Schneider National, Inc. 206,077
142 Sensata Technologies Holding plc 5,537
1,044 Simpson Manufacturing Company,
Inc. 200,542
789 SkyWest, Inc.
k
63,073
757 SS&C Technologies Holdings, Inc. 55,223
1,829 Tennant Company 196,965
526 Terex Corporation 33,275
3,617 Timken Company 314,498
2,056 Trane Technologies plc 687,280
46 TransDigm Group, Inc. 59,534
2,689 TransUnion 242,709
1,199 Uber Technologies, Inc.
k
77,300
9 UniFirst Corporation/MA 1,751
281 Union Pacific Corporation 69,331
368 United Parcel Service, Inc. 47,976
255 United Rentals, Inc. 193,061
801 Upwork, Inc.
k
9,708
832 Verra Mobility Corporation
k
25,068
44 Viad Corporation
k
1,463
105 Wabtec Corporation 16,921
1,027 Waste Connections, Inc. 182,570
184 Waste Management, Inc. 37,289
451 Watsco, Inc. 220,760
4,446 WNS Holdings, Ltd.
k
264,893
Total 19,443,131
Information Technology (2.7%)
977 Adobe, Inc.
k
538,962
719 Advanced Micro Devices, Inc.
k
103,881
1,217 Agilysys, Inc.
k
136,413
381 Ambarella, Inc.
k
20,056
10,864 Amphenol Corporation 698,121
18,517 Apple, Inc. 4,112,255
2,103 Applied Materials, Inc. 446,257
2,341 AppLovin Corporation
k
180,491
1,029 Arista Networks, Inc.
k
356,600
2,277 ASGN, Inc.
k
215,564
92 Atlassian Corporation
k
16,244
3,464 Autodesk, Inc.
k
857,409
6,644 Broadcom, Inc. 1,067,558

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.0%) Value
Information Technology (2.7%) - continued
862 CCC Intelligent Solutions Holdings,
Inc.
k
$ 8,844
374 CDW Corporation 81,573
3,218 Ciena Corporation
k
169,717
8,860 Cisco Systems, Inc. 429,267
787 Clearwater Analytics Holdings,
Inc.
k
15,386
455 Coherent Corporation
k
31,704
3,463 Cohu, Inc.
k
110,781
445 CommScope Holding Company,
Inc.
k
1,153
369 CommVault Systems, Inc.
k
56,402
110 Consensus Cloud Solutions, Inc.
k
2,343
529 Credo Technology Group Holding,
Ltd.
k
14,680
989 CyberArk Software, Ltd.
k
253,560
762 Datadog, Inc.
k
88,727
1,673 Descartes Systems Group, Inc.
k
170,060
1,531 DocuSign, Inc.
k
84,940
52 Dolby Laboratories, Inc. 4,095
3,351 Dynatrace Holdings, LLC
k
147,176
61 Elastic NV
k
6,690
1,144 Enphase Energy, Inc.
k
131,686
434 F5, Inc.
k
88,380
1,570 Fabrinet
k
346,279
1,749 Flex, Ltd.
k
56,230
805 FormFactor, Inc.
k
43,116
780 Fortinet, Inc.
k
45,271
490 Gartner, Inc.
k
245,583
746 Gilat Satellite Networks, Ltd.
k
3,394
4,914 Gitlab, Inc.
k
251,744
907 Globant SA
k
176,602
2,902 GoDaddy, Inc.
k
422,096
5,159 Guidewire Software, Inc.
k
774,211
290 Hewlett Packard Enterprise
Company 5,774
451 HubSpot, Inc.
k
224,160
410 Insight Enterprises, Inc.
k
92,045
373 International Business Machines
Corporation 71,668
188 IPG Photonics Corporation
k
15,115
301 Itron, Inc.
k
31,135
10,915 JFrog, Ltd.
k
420,882
344 Keysight Technologies, Inc.
k
48,012
513 KLA Corporation 422,235
579 Kyndryl Holdings, Inc.
k
15,558
436 Lam Research Corporation 401,661
7,185 Lattice Semiconductor
Corporation
k
380,805
1,051 Littelfuse, Inc. 280,733
2,921 Marvell Technology, Inc. 195,649
9,879 Microsoft Corporation 4,132,880
392 MKS Instruments, Inc. 49,353
1,130 MongoDB, Inc.
k
285,167
412 Monolithic Power Systems, Inc. 355,593
1,217 Motorola Solutions, Inc. 485,486
267 nCino, Inc.
k
8,747
1,263 NetApp, Inc. 160,376
475 Nova, Ltd., Class S
k
98,073
28,690 NVIDIA Corporation 3,357,304
215 Okta, Inc.
k
20,197
696 ON Semiconductor Corporation
k
54,462
1,331 Onto Innovation, Inc.
k
254,620
36 OSI Systems, Inc.
k
5,327
679 Palo Alto Networks, Inc.
k
220,492
2,435 PDF Solutions, Inc.
k
85,444
Shares Common Stock (11.0%) Value
Information Technology (2.7%) - continued
1,818 Plexus Corporation
k
$ 233,013
86 Procore Technologies, Inc.
k
6,109
1,538 PTC, Inc.
k
273,533
874 Q2 Holdings, Inc.
k
58,969
623 Qorvo, Inc.
k
74,635
2,658 QUALCOMM, Inc. 480,965
1,877 Salesforce, Inc. 485,768
686 ServiceNow, Inc.
k
558,671
882 Silicon Laboratories, Inc.
k
105,955
1,266 SolarWinds Corporation 15,103
399 Synopsys, Inc.
k
222,770
446 TD SYNNEX Corporation 53,150
311 TE Connectivity, Ltd. 47,997
44 Teledyne Technologies, Inc.
k
18,562
313 Tenable Holdings, Inc.
k
14,373
8,717 Trimble, Inc.
k
475,425
16,458 TTM Technologies, Inc.
k
318,956
462 Tyler Technologies, Inc.
k
262,467
1,004 Unisys Corporation
k
4,779
389 Unity Software, Inc.
k
6,364
348 Universal Display Corporation 77,472
6,266 Varonis Systems, Inc.
k
345,445
1,245 VeriSign, Inc.
k
232,827
343 Viavi Solutions, Inc.
k
2,758
1,868 Vontier Corporation 73,282
1,570 Workiva, Inc.
k
115,819
221 Xerox Holdings Corporation 2,379
Total 29,758,000
Materials (0.4%)
439 Albemarle Corporation 41,121
2,824 Alcoa Corporation 93,305
134 AptarGroup, Inc. 19,695
32 Avery Dennison Corporation 6,939
867 Avient Corporation 39,223
3,328 Axalta Coating Systems, Ltd.
k
118,643
791 Ball Corporation 50,490
144 Berry Plastics Group, Inc. 9,464
442 Celanese Corporation 62,388
2,527 Chemours Company 61,078
384 DuPont de Nemours, Inc. 32,141
518 Eagle Materials, Inc. 141,051
1,394 Eastman Chemical Company 144,042
3,271 Ecolab, Inc. 754,587
2,355 Element Solutions, Inc. 63,467
1,500 Greif, Inc. 100,020
319 Huntsman Corporation 7,634
3,680 Ingevity Corporation
k
168,875
486 Innospec, Inc. 63,734
31 International Flavors & Fragrances,
Inc. 3,084
10,179 Ivanhoe Mines, Ltd.
k
133,076
457 Kaiser Aluminum Corporation 35,961
948 Knife River Corporation
k
75,385
197 Koppers Holdings, Inc. 8,020
1,347 Linde plc 610,864
708 Louisiana-Pacific Corporation 69,497
44 LyondellBasell Industries NV 4,376
419 Martin Marietta Materials, Inc. 248,614
475 Minerals Technologies, Inc. 37,230
2,135 Mosaic Company 63,559
313 Nucor Corporation 51,000
887 O-I Glass, Inc.
k
11,850
496 Orion SA 12,212
6 Packaging Corporation of America 1,199

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.0%) Value
Materials (0.4%) - continued
120 PPG Industries, Inc. $ 15,238
508 Radius Recycling, Inc. 9,205
6,960 Ranpak Holdings Corporation
k
50,251
1,322 RPM International, Inc. 160,570
399 Sealed Air Corporation 15,182
147 Sensient Technologies Corporation 11,473
1,171 Steel Dynamics, Inc. 156,001
2,465 Summit Materials, Inc.
k
102,988
623 SunCoke Energy, Inc. 7,289
2,001 Trinseo plc 5,783
12,393 Tronox Holdings plc 200,271
1,715 United States Lime & Minerals, Inc. 145,861
1,285 United States Steel Corporation 52,801
239 Vulcan Materials Company 65,608
1,622 West Fraser Timber Company, Ltd. 143,855
Total 4,486,200
Real Estate (0.5%)
656 Acadia Realty Trust 14,196
5,503 Agree Realty Corporation 379,542
678 Alexandria Real Estate Equities,
Inc. 79,523
1,630 AvalonBay Communities, Inc. 334,020
508 Brixmor Property Group, Inc. 12,939
1,845 CBRE Group, Inc.
k
207,950
5,645 Compass, Inc.
k
24,782
2,737 CoStar Group, Inc.
k
213,541
17,137 Cushman and Wakefield plc
k
224,666
319 DiamondRock Hospitality
Company 2,625
3,144 Douglas Elliman, Inc.
k
6,477
1,980 EastGroup Properties, Inc. 370,240
2,284 EPR Properties 102,780
64 Equinix, Inc. 50,575
7,431 Equity Commonwealth
k
151,369
25,604 Essential Properties Realty Trust,
Inc. 757,622
106 Essex Property Trust, Inc. 29,506
308 Extra Space Storage, Inc. 49,163
800 First Industrial Realty Trust, Inc. 43,776
2,724 Four Corners Property Trust, Inc. 73,929
1,473 Getty Realty Corporation 43,630
416 Howard Hughes Holdings, Inc.
k
30,855
642 Independence Realty Trust, Inc. 11,973
1,149 Industrial Logistics Properties Trust 5,906
2,236 Invitation Homes, Inc. 78,864
3,923 LXP Industrial Trust 40,407
1,542 Medical Properties Trust, Inc. 7,417
8,076 National Storage Affiliates Trust 343,795
2,923 NetSTREIT Corporation 48,142
1,948 Pebblebrook Hotel Trust 26,668
5,842 Phillips Edison and Company, Inc. 205,054
670 Plymouth Industrial REIT, Inc. 16,026
251 RE/MAX Holdings, Inc. 2,422
1,181 Retail Opportunity Investments
Corporation 17,656
181 RMR Group, Inc. 4,695
1,214 SBA Communications Corporation 266,522
6,532 STAG Industrial, Inc. 266,571
446 Sun Communities, Inc. 56,522
2,682 Tanger, Inc. 77,510
7,427 Terreno Realty Corporation 508,081
2,995 UDR, Inc. 120,010
1,037 Zillow Group, Inc., Class A
k
49,154
Shares Common Stock (11.0%) Value
Real Estate (0.5%) - continued
265 Zillow Group, Inc., Class C
k
$ 12,905
Total 5,370,006
Utilities (0.3%)
1,575 Alliant Energy Corporation 87,664
1,446 American Water Works Company,
Inc. 205,853
2,729 CenterPoint Energy, Inc. 75,730
3,131 Clearway Energy, Inc., Class A 77,117
2,443 Clearway Energy, Inc., Class C 65,179
11,111 Evergy, Inc. 644,438
717 Eversource Energy 46,540
1,607 Hawaiian Electric Industries, Inc. 26,612
3,059 NextEra Energy Partners, LP
a
78,157
3,001 NiSource, Inc. 93,781
955 Northwestern Energy Group, Inc. 51,350
1,778 PNM Resources, Inc. 73,929
3,656 Portland General Electric
Company 173,221
1,314 Spire, Inc. 87,499
10,952 UGI Corporation 271,391
1,839 Vistra Energy Corporation 145,686
11,888 Xcel Energy, Inc. 692,833
Total 2,896,980
Total Common Stock
(cost $89,638,120) 122,516,492
Shares Private Equity Funds ( 0.6% ) Value
Secondary (0.6%)
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,h,k
211,895
1 ASF IX, LP
*,h,k
913,353
1 ASF VIII Sidecar (Cayman), LP
*,h,k
15,574
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,h,k
393,491
1 LCP X (Offshore), LP
*,h,k
4,800,591
Total 6,334,904
Total Private Equity Funds
(cost $4,733,556) 6,334,904
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
3,384,315 Thrivent Cash Management Trust 3,384,315
Total Collateral Held for
Securities Loaned
(cost $3,384,315) 3,384,315
Shares or
Principal
Amount Short-Term Investments ( 12.3% ) Value
Federal Home Loan Bank Discount
Notes
900,000 5.245%, 8/16/2024
l,m
897,898
400,000 5.255%, 8/21/2024
l,m
398,774
2,300,000 5.225%, 9/17/2024
l,m
2,283,915
3,800,000 5.232%, 9/18/2024
l,m
3,772,872

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (12.3%) Value
Thrivent Core Short-Term Reserve
Fund
12,962,790 5.600% $ 129,627,897
Total Short-Term Investments
(cost $136,944,908) 136,981,356
Total Investments (cost
$999,749,813) 102.0% $1,135,446,701
Other Assets and Liabilities, Net
(2.0%) (22,328,500)
Total Net Assets 100.0% $1,113,118,201
a All or a portion of the security is on loan.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $57,650,875 or 5.2% of
total net assets.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2024.
d Denotes variable rate securities. The rate shown is as of
July 31, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e All or a portion of the security is insured or guaranteed.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of July 31, 2024
was $6,356,904 or 0.57% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ –
ASF IX, LP  3/18/2024 562,729
ASF VIII Sidecar (Cayman), LP  6/28/2024 –
Credit Suisse Group AG  9/5/2018 200,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 259,000
LCP X (Offshore), LP  10/25/2023 3,911,827
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of July 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 2,863,493
Common Stock 419,863
Total lending $3,283,356
Gross amount payable upon return of
collateral for securities loaned $3,384,315
Net amounts due to counterparty $100,959
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 8,979,371 – 8,979,371 –
Basic Materials 2,902,926 – 2,902,926 –
Capital Goods 7,112,205 – 7,112,205 –
Collateralized Mortgage Obligations 16,143,800 – 16,143,800 –
Commercial Mortgage-Backed Securities 7,260,049 – 7,260,049 –
Communications Services 10,130,870 – 10,130,870 –
Consumer Cyclical 12,206,870 – 12,206,870 –
Consumer Non-Cyclical 12,416,485 – 12,268,413 148,072
Energy 10,546,642 – 10,546,642 –
Financials 35,073,078 – 35,073,078 –
Foreign Government 320,513 – 320,513 –
Mortgage-Backed Securities 129,441,042 – 129,441,042 –
Technology 7,792,154 – 7,792,154 –
Transportation 2,468,680 – 2,468,680 –
U.S. Government & Agencies 132,648,870 – 132,648,870 –
Utilities 8,120,676 – 8,120,676 –
Registered Investment Companies
U.S. Affiliated 380,262,848 380,262,848 – –
U.S. Unaffiliated 6,750,363 6,750,363 – –
Common Stock
Communications Services 6,756,955 6,756,955 – –
Consumer Discretionary 12,448,612 12,448,612 – –
Consumer Staples 4,850,895 4,850,895 – –
Energy 3,766,415 3,766,415 – –
Financials 18,828,681 18,828,681 – –
Health Care 13,910,617 13,910,617 – –
Industrials 19,443,131 19,099,076 344,055 –
Information Technology 29,758,000 29,758,000 – –
Materials 4,486,200 4,353,124 133,076 –
Real Estate 5,370,006 5,370,006 – –
Utilities 2,896,980 2,896,980 – –
Private Equity Funds
Secondary 6,334,904 – – 6,334,904
Short-Term Investments 7,353,459 – 7,353,459 –
Subtotal Investments in Securities $926,782,297 $509,052,572 $411,246,749 $6,482,976
Other Investments  * Total
Affiliated Short-Term Investments 129,627,897
U.S. Affiliated Registered Investment Cos. 75,652,192
Collateral Held for Securities Loaned 3,384,315
Subtotal Other Investments $208,664,404
Total Investments at Value $1,135,446,701
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Moderately Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,343,388 3,343,388 – –
Total Asset Derivatives $3,343,388 $3,343,388 $– $–
Liability Derivatives
Futures Contracts 4,619,556 4,567,951 51,605 –
Total Liability Derivatives $4,619,556 $4,567,951 $51,605 $–

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of July 31, 2024. Investments and/or cash totaling $7,387,459 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 36 September 2024 $ 3,924,663 $ 100,588
CBOT 2-Yr. U.S. Treasury Note 174 September 2024 35,428,486 305,405
CBOT 5-Yr. U.S. Treasury Note 252 September 2024 26,673,285 515,153
CBOT U.S. Long Bond 72 September 2024 8,419,700 276,550
CME E-mini Russell 2000 Index 3 September 2024 306,009 34,941
CME E-mini S&P 500 Index 351 September 2024 96,595,416 947,484
CME Ultra Long Term U.S. Treasury Bond 74 September 2024 9,173,284 296,403
ICE mini MSCI EAFE Index 238 September 2024 27,660,801 776,629
ICE US mini MSCI Emerging Markets Index 35 September 2024 1,885,262 33,613
Ultra 10-Yr. U.S. Treasury Note 18 September 2024 2,023,784 56,622
Total Futures Long Contracts $ 212,090,690 $ 3,343,388
CBOT 10-Yr. U.S. Treasury Note (27) September 2024 ( $ 2,943,347) ( $ 75,590)
CME E-mini Russell 2000 Index (196) September 2024 (20,147,693) (2,127,707)
CME E-mini S&P Mid-Cap 400 Index (133) September 2024 (39,216,242) (2,281,088)
CME Euro Foreign Exchange Currency (93) September 2024 (12,539,035) (74,090)
Eurex Euro STOXX 50 Index (231) September 2024 (12,203,395) (51,605)
Ultra 10-Yr. U.S. Treasury Note (3) September 2024 (337,258) (9,476)
Total Futures Short Contracts ( $ 87,386,970) ($4,619,556)
Total Futures Contracts $ 124,703,720 ($1,276,168)

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $32,792 $1,531 $4,722 $33,242 4,109 3.0%
Core Emerging Markets Equity 7,078 255 – 8,645 905 0.8
Core International Equity 13,108 515 – 16,341 1,488 1.5
Core Low Volatility Equity 12,003 1,078 12,400 668 57 <0.1
Core Mid Cap Value 8,865 185 2,000 9,019 793 0.8
Core Small Cap Value 7,247 133 2,000 7,737 666 0.7
Global Stock, Class S 1,749 110 – 2,241 77 0.2
High Yield, Class S 23,421 1,143 1,912 24,240 5,758 2.1
Income, Class S 68,375 2,366 5,892 71,086 8,722 6.4
International Allocation, Class S 20,919 713 – 25,929 2,349 2.3
Large Cap Growth, Class S 55,731 1,878 8,000 67,889 3,242 6.1
Large Cap Value, Class S 93,726 3,610 8,000 108,845 3,556 9.8
Limited Maturity Bond, Class S 40,527 1,127 3,086 40,180 3,253 3.6
Mid Cap Stock, Class S 24,167 414 – 30,998 829 2.8
Small Cap Stock, Class S 6,526 36 – 8,855 265 0.8
Total U.S. Affiliated Registered Investment
Companies 416,234 455,915 40.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% 111,530 241,761 223,663 129,628 12,963 11.7
Total Affiliated Short-Term Investments 111,530 129,628 11.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,269 46,085 45,970 3,384 3,384 0.3
Total Collateral Held for Securities Loaned 3,269 3,384 0.3
Total Value $531,033 $588,927
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,224) $4,865 $– $1,531
Core Emerging Markets Equity – 1,312 – 255
Core International Equity – 2,718 – 515
Core Low Volatility Equity Fund 1,101 (1,114) 790 288
Core Mid Cap Value 224 1,745 42 145
Core Small Cap Value 90 2,267 – 134
Global Stock, Class S – 382 71 39
High Yield, Class S (300) 1,888 – 1,143
Income, Class S (1,259) 7,496 – 2,366
International Allocation, Class S – 4,297 – 713
Large Cap Growth, Class S 499 17,781 1,878 –
Large Cap Value, Class S 469 19,040 1,848 1,762
Limited Maturity Bond, Class S (72) 1,684 – 1,130
Mid Cap Stock, Class S – 6,417 288 125
Small Cap Stock, Class S – 2,292 – 36
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% – – – 5,076
Total Income/Non Cash Income from Affiliated Investments $15,258
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 18
Total Affiliated Income from Securities Loaned, Net $18
Total ($472) $73,070 $4,917

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.6% ) Value
Alabama (1.4%)
Black Belt Energy Gas District, AL
Gas Proj. Rev.
$ 5,000,000 5.250%, 10/1/2030, Ser. A
a
$ 5,372,546
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
750,000 5.500%, 6/1/2049, Ser. D-1
a
797,820
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
2,000,000 5.250%, 8/1/2053, Ser. A
b
2,149,364
1,000,000 5.500%, 8/1/2058, Ser. A
b
1,090,898
2,000,000 5.250%, 8/1/2048, Ser. A
b
2,163,308
Jefferson County, AL Sewer Rev.
Refg. Warrants
1,250,000 5.500%, 10/1/2053 1,365,927
1,500,000 5.250%, 10/1/2049 1,617,512
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
300,000
5.000%, 6/1/2054, Ser. A,
AMT 307,029
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,041,731
Total 16,906,135
Alaska (<0.1%)
Valdez, AK Marine Terminal Rev.
Refg. (ExxonMobil)
510,000 4.050%, 12/1/2029
a
510,000
Total 510,000
Arizona (2.5%)
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053
c
761,406
275,000 5.250%, 7/1/2043
c
280,722
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A 810,522
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
2,165,000 5.000%, 7/15/2050, Ser. A
c
2,168,692
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 306,513
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 962,356
1,000,000 5.250%, 11/1/2053, Ser. A 1,061,324
1,000,000 5.250%, 11/1/2048, Ser. A 1,068,755
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
3,866,170
Principal
Amount Long-Term Fixed Income (99.6%) Value
Arizona (2.5%) - continued
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
$ 2,000,000 5.000%, 5/15/2056, Ser. A $ 1,825,327
Maricopa County, AZ Industrial
Development Auth. Educational
Fac. Rev. (Valley Christian
Schools)
1,000,000 6.375%, 7/1/2058, Ser. A
c
1,029,599
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,029,816
10,000,000 5.000%, 7/1/2049, Ser. A 10,536,952
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,450,575
Student & Academic Services, LLC,
AZ Lease Rev. Northern Arizona
Capital Fac. Finance Corporation
(BAM Insured)
750,000 5.000%, 6/1/2039
b
753,406
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 511,096
725,000 5.000%, 8/1/2039 754,578
Total 30,177,809
Arkansas (0.1%)
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
750,000 5.700%, 5/1/2053, AMT 787,583
Pulaski County, AR Hospital Rev.
(Arkansas Children's Hospital)
500,000 5.250%, 3/1/2053 540,935
Total 1,328,518
California (6.2%)
Anaheim, CA Public Financing
Auth. Lease Rev. (Anaheim
Public Improvements) (AGM
Insured)
1,000,000 6.000%, 9/1/2024, Ser. A
b
1,002,228
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 7,992,669
Burbank-Glendale-Pasadena, CA
Airport Auth. Rev. (AGM Insured)
500,000
4.500%, 7/1/2054, Ser. B,
AMT
b
501,254
525,000
4.375%, 7/1/2049, Ser. B,
AMT
b
525,112
California Community Choice
Financing Auth. Rev. (Clean
Energy)
1,750,000 5.000%, 8/1/2029, Ser. A-1
a
1,847,331
5,000,000 5.500%, 11/1/2028, Ser. D
a
5,364,028

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
California (6.2%) - continued
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
$ 90,000 5.000%, 6/1/2049, Ser. B-1 $ 92,102
California Educational Fac. Auth.
Rev. (Stanford University)
5,000,000 5.250%, 4/1/2040 6,287,953
8,300,000 5.000%, 6/1/2046, Ser. U-7 10,099,968
California Municipal Finance Auth.
Mobile Home Park Rev. (Caritas)
900,000 5.250%, 8/15/2053, Ser. A 937,778
800,000 5.250%, 8/15/2058, Ser. A 831,131
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 278,889
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,408,599
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
435,000 5.750%, 5/1/2054, Ser. A
c
452,045
140,000 5.875%, 5/1/2059, Ser. A
c
146,069
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
1,000,000
4.125%, 10/1/2041, Ser. A,
AMT
a
1,002,424
California Pollution Control
Financing Auth. Water Furnishing
Rev. (Poseidon Resources, LP
Desalination)
1,000,000 5.000%, 7/1/2037, AMT
c
1,101,133
550,000 5.000%, 7/1/2038, AMT
c
602,118
500,000 5.000%, 11/21/2045, AMT
c
531,389
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AGM Insured)
500,000 5.250%, 8/15/2052, Ser. A
b
539,873
1,000,000 5.375%, 8/15/2057, Ser. A
b
1,085,367
California Various Purpose G.O.
500,000 4.000%, 10/1/2050 504,125
10,000 5.250%, 4/1/2029 10,016
Fullerton, CA Public Financing
Auth. Rev. Refg. (Marshall B.
Ketchum University)
2,055,000 4.000%, 2/1/2046, Ser. A 1,965,426
Los Angeles, CA Department of
Water & Power Rev. Refg.
700,000 3.850%, 7/1/2035, Ser. A
a
700,000
Los Angeles, CA Department of
Water & Power System Rev.
Refg.
425,000 3.850%, 7/1/2035, Ser. A
a
425,000
San Diego County, CA Regional
Airport Auth. Rev.
2,500,000
5.000%, 7/1/2053, Ser. B,
AMT 2,642,083
5,145,000
5.250%, 7/1/2058, Ser. B,
AMT 5,524,156
Principal
Amount Long-Term Fixed Income (99.6%) Value
California (6.2%) - continued
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
$ 7,825,000
5.000%, 5/1/2044, Ser. A,
AMT $ 7,836,164
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,849,525
University of California Regents
Medical Center Rev.
7,500,000 5.000%, 5/15/2047, Ser. P 8,172,613
Total 75,258,568
Colorado (3.8%)
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
750,000 6.500%, 12/1/2053 771,702
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 616,583
475,000 5.000%, 4/1/2048 480,321
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,543,749
2,500,000 5.000%, 12/1/2055 2,532,822
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
c
1,042,393
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,749,594
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,196,033
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,801,733
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
2,000,000 5.250%, 12/1/2054, Ser. A 2,174,951
10,000,000 4.000%, 8/1/2049, Ser. A-2 9,296,129
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,306,960
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 1,787,396
Denver, CO City & County Airport
System Rev. Refg.
1,250,000
5.750%, 11/15/2045, Ser. D,
AMT 1,407,305
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
c
1,541,842

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Colorado (3.8%) - continued
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
$ 1,000,000
5.000%, 5/1/2041, Ser. B,
AMT $ 1,007,518
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,031,807
2,250,000 5.000%, 12/1/2046, Ser. A 2,266,587
Total 45,555,425
Connecticut (1.2%)
Connecticut Health & Educational
Fac. Auth. Rev. (Connecticut
Children's Medical Center)
850,000 4.250%, 7/15/2053, Ser. E 850,831
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,880,298
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
c
909,395
Connecticut Health & Educational
Fac. Auth. Rev. (Quinnipiac
University)
5,000,000 5.250%, 7/1/2053, Ser. N 5,339,124
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 488,184
4,000,000 5.000%, 7/1/2047, Ser. L 4,215,449
Connecticut Health & Educational
Fac. Auth. Rev. Refg. (Sacred
Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 608,521
Total 14,291,802
Delaware (0.4%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 2,032,788
600,000 4.000%, 9/1/2051 527,181
Delaware Economic Development
Auth. Retirement Communities
Rev. (Acts Retirement-Life
Communities, Inc.)
1,000,000 5.250%, 11/15/2053, Ser. B 1,031,770
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 883,012
500,000 5.000%, 7/1/2048, Ser. A 501,379
University of Delaware Rev.
300,000 4.050%, 11/1/2034, Ser. B
a
300,000
Total 5,276,130
District Of Columbia (0.7%)
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,155,951
Principal
Amount Long-Term Fixed Income (99.6%) Value
District Of Columbia (0.7%) - continued
$ 1,000,000
5.500%, 8/31/2036, Ser. A,
AMT $ 1,157,515
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
1,000,000
4.500%, 10/1/2053, Ser. A,
AMT 1,007,576
1,000,000
5.250%, 10/1/2053, Ser. A,
AMT 1,067,067
2,000,000
5.500%, 10/1/2054, Ser. A,
AMT 2,197,926
1,000,000
5.250%, 10/1/2049, Ser. A,
AMT 1,075,057
Metropolitan Washington DC
Airports Auth. Dulles Toll Road
Rev. Refg. (Dulles Metrorail &
Captial Improvement) (AGM
Insured)
1,000,000 4.000%, 10/1/2049
b
961,326
Total 8,622,418
Florida (5.1%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 1,037,251
500,000 4.000%, 10/1/2046 426,853
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
3,750,000 5.650%, 3/1/2054
b
4,187,832
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
600,000 5.000%, 11/1/2053, Ser. A-1 601,836
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,585,979
CityPlace Community Development
District, FL Special Assessment
Rev. Refg.
1,050,000 5.000%, 5/1/2026 1,065,767
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,562,230
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,400,000 5.750%, 6/15/2047, Ser. A 1,464,190
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 1,002,963
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 249,062
250,000 4.000%, 7/1/2055, Ser. A 213,425

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Florida (5.1%) - continued
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
$ 2,250,000 4.500%, 8/1/2055, Ser. A $ 2,236,425
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 5,073,803
Florida Municipal Power Agency
Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,017,171
840,000 5.000%, 10/1/2031, Ser. B 854,038
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,376,906
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 641,396
Lee Memorial Health System, FL
Hospital Rev. Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,033,889
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,499,928
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,043,983
Miami-Dade County, FL Seaport
Rev. Refg.
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT 1,066,175
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
1,250,000 5.000%, 10/1/2047, Ser. A 1,300,183
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 966,518
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 1,010,951
500,000 5.000%, 11/1/2047, Ser. A 508,189
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,004,835
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 7,592,683
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
c
246,228
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,088,065
Principal
Amount Long-Term Fixed Income (99.6%) Value
Florida (5.1%) - continued
Village Community Development
District No. 15 Rev. (City of
Wildwood, FL)
$ 300,000 5.250%, 5/1/2054
c
$ 310,079
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,111,047
Total 61,379,880
Georgia (2.0%)
Atlanta, GA Airport Passenger Fac.
Charge Rev.
1,630,000
5.250%, 7/1/2044, Ser. E,
AMT 1,777,797
Atlanta, GA Airport Rev.
2,500,000
5.000%, 7/1/2053, Ser. C,
AMT 2,619,363
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,680,080
2,655,000
5.000%, 7/1/2048, Ser. C,
AMT 2,798,620
Columbia County, GA Hospital
Auth. Rev. (Wellstar Health
System, Inc.)
1,875,000 5.125%, 4/1/2048, Ser. A 2,018,070
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 222,753
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,820,912
1,920,000 5.000%, 5/15/2033, Ser. A 1,996,288
1,900,000 5.000%, 5/15/2034, Ser. A 1,969,200
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 255,909
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 2,099,051
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,805,709
Total 24,063,752
Guam (0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 253,518
Guam Power Auth. Rev. Refg.
700,000 5.000%, 10/1/2034, Ser. A 768,897
Total 1,022,415
Hawaii (0.1%)
Hawaii Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,601,217
Total 1,601,217

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Idaho (0.5%)
College of Western Idaho Annual
Appropriation C.O.P
$ 3,800,000 5.000%, 8/1/2052 $ 3,919,509
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 929,323
800,000 4.000%, 3/1/2046, Ser. A 758,937
Total 5,607,769
Illinois (4.9%)
Chicago, IL Metropolitan Water
Reclamation District G.O. Refg.
6,550,000 5.250%, 12/1/2032, Ser. C 7,600,787
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 2,145,968
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,010,425
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,010,425
Chicago, IL O'Hare International
Airport Rev. Refg.
5,000,000 5.000%, 1/1/2048, Ser. B 5,207,855
Chicago, IL Wastewater
Transmission Rev. (AGM Insured)
5,000,000 5.250%, 1/1/2058, Ser. A
b
5,427,097
Chicago, IL Waterworks Rev. (AGM
Insured)
1,500,000 5.250%, 11/1/2053, Ser. A
b
1,630,707
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,015,954
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A 854,244
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
265,137
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,142,769
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,167,284
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,775,879
2,100,000 5.000%, 8/1/2047, Ser. A 2,117,658
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 508,864
2,885,000 5.000%, 2/15/2037 2,914,879
1,000,000 5.000%, 2/15/2047, Ser. A 995,960
Illinois G.O.
1,000,000 5.500%, 5/1/2047, Ser. B 1,093,416
Illinois Toll Highway Auth. Rev.
3,610,000 5.000%, 1/1/2045, Ser. A 3,854,479
Principal
Amount Long-Term Fixed Income (99.6%) Value
Illinois (4.9%) - continued
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
$ 10,100,000
Zero Coupon, 6/15/2035,
Ser. A
b
$ 6,617,028
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 529,356
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
d
1,448,291
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
b
1,973,840
Peoria, IL G.O. (AGM Insured)
1,250,000 4.000%, 1/1/2039, Ser. A
b
1,250,928
1,750,000 4.375%, 1/1/2042, Ser. A
b
1,803,402
Total 59,362,632
Indiana (1.4%)
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
1,650,000 5.750%, 3/1/2054, Ser. A 1,785,517
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AGM Insured)
4,750,000 4.250%, 1/1/2047
b
4,671,378
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
600,000 5.125%, 6/1/2058, Ser. A 620,086
2,250,000 5.375%, 6/1/2064, Ser. A 2,349,103
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
1,000,000 6.000%, 3/1/2053, Ser. E 1,102,330
750,000 6.125%, 3/1/2057, Ser. E 826,616
Northern Indiana Commuter
Transportation District Industrial
Rev.
1,000,000 5.000%, 1/1/2054 1,068,804
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,837,726
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
350,000 5.000%, 1/1/2054, AMT
c
361,670
Total 16,623,230
Iowa (0.8%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 6,296,066
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,246,151
650,000 5.375%, 10/1/2052 676,171
Total 9,218,388

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Kansas (0.5%)
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
$ 2,750,000 5.000%, 5/15/2039, Ser. A $ 2,769,597
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
350,000 6.500%, 11/15/2042, Ser. A
c
360,001
University of Kansas Hospital Auth.
Health Fac. Rev. Refg.
3,410,000 5.000%, 3/1/2047, Ser. A 3,474,158
Total 6,603,756
Kentucky (0.8%)
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 940,597
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 8,237,588
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
b
770,854
Total 9,949,039
Louisiana (0.5%)
Louisiana Local Government
Environmental Fac. and
Community Development Auth.
Rev. (Caddo-Bossier Parishes
Port Commission) (AGM Insured)
850,000 5.000%, 4/1/2053, Ser. B
b
888,482
Louisiana Stadium and Exposition
District Rev. Refg.
2,000,000 5.250%, 7/1/2053, Ser. A 2,177,326
1,500,000 5.000%, 7/1/2048, Ser. A 1,613,910
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
b
1,538,431
Total 6,218,149
Maine (0.1%)
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
1,000,000 4.000%, 7/1/2046, Ser. A 978,615
Total 978,615
Maryland (0.7%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 1,783,605
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A 1,093,065
1,325,000 6.000%, 7/1/2058, Ser. A 1,468,410
Principal
Amount Long-Term Fixed Income (99.6%) Value
Maryland (0.7%) - continued
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown)
(AGM Insured)
$ 2,000,000 5.125%, 7/1/2059
b
$ 2,119,802
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,000,035
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 188,833
600,000 5.250%, 7/1/2053 632,447
200,000 4.000%, 7/1/2045 192,115
Total 8,478,312
Massachusetts (2.8%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
b
5,120,637
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 809,036
Massachusetts Development
Finance Agency Rev. Refg.
(Boston Medical Center)
4,000,000 5.250%, 7/1/2052, Ser. G 4,292,270
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044 3,019,590
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 465,603
Massachusetts G.O.
3,125,000 5.000%, 9/1/2048, Ser. E 3,256,837
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
9,295,000 5.250%, 7/1/2033, Ser. L 11,073,028
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 5,870,039
Total 33,907,040
Michigan (3.6%)
Grand Valley State University, MI
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 653,260
Grand Valley State University, MI
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 1,860,381
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,535,012

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Michigan (3.6%) - continued
Great Lakes Water Auth., MI Water
Supply System Rev.
$ 10,000,000 5.000%, 7/1/2046, Ser. A $ 10,191,937
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,162,951
2,110,000 4.000%, 9/1/2046 1,936,883
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 554,246
7,775,000 5.000%, 12/31/2043, AMT 7,922,639
5,110,000 5.000%, 6/30/2048, AMT 5,177,993
Saginaw, MI City School District
U.T.G.O.
2,500,000 4.000%, 5/1/2050 2,396,924
Wayne County, MI Airport Auth.
Rev. (Detroit Metropolitan Wayne
County Airport) (AGM Insured)
3,965,000 5.250%, 12/1/2048, Ser. A
b
4,388,742
1,750,000
5.500%, 12/1/2048, Ser. B,
AMT
b
1,927,775
Total 43,708,743
Minnesota (4.1%)
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
500,000 6.250%, 3/1/2054, Ser. A 502,111
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,376,370
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,706,739
2,500,000 5.250%, 6/15/2047, Ser. B 2,717,972
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 332,275
Minneapolis, MN Health Care
System Rev. Refg. (Fairview
Health Services)
5,000,000 5.000%, 11/15/2049, Ser. A 5,039,556
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
c
494,713
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
1,500,000 4.250%, 1/1/2052, Ser. A 1,498,095
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,115,094
Minnesota Agricultural and
Economic Development
Board Health Care Fac. Rev.
(HealthPartners Obligated
Group)
2,500,000 5.250%, 1/1/2054 2,706,273
Principal
Amount Long-Term Fixed Income (99.6%) Value
Minnesota (4.1%) - continued
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
$ 1,500,000 5.000%, 10/1/2052, Ser. A $ 1,570,358
4,000,000 5.000%, 10/1/2052, Ser. B 4,187,623
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,314,818
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,021,682
Minnesota Municipal Power Agency
Electric Rev.
1,500,000 5.000%, 10/1/2047 1,522,619
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 4,014,381
Rochester, MN Health Care Fac.
Rev. Refg. (Mayo Clinic)
3,000,000 5.000%, 11/15/2057 3,223,623
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,122,483
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners)
5,945,000 5.000%, 7/1/2032, Ser. A 5,996,975
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
1,945,000 5.000%, 11/15/2047, Ser. A 1,970,833
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 860,396
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 502,832
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
250,000 4.000%, 12/1/2050 205,965
Total 50,003,786
Mississippi (0.4%)
Medical Center Educational
Building Corporation Rev.
(Colony Park Teaching Campus)
5,000,000 4.000%, 6/1/2053, Ser. A 4,782,721
Mississippi Business Finance
Commission Gulf Opportunity
Zone Industrial Rev. (Chevron
USA, Inc.)
100,000 4.050%, 12/1/2030, Ser. A
a
100,000
Total 4,882,721

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Missouri (1.1%)
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AGM Insured)
$ 5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
b
$ 4,725,374
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
500,000 5.750%, 8/15/2059, Ser. A 517,329
1,200,000 5.000%, 8/15/2042, Ser. A 1,157,135
Missouri Health and Educational
Fac. Auth. Health Fac. Rev.
(Mercy Health)
2,000,000 5.000%, 12/1/2052 2,137,850
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
1,200,000 4.000%, 2/15/2051 1,009,019
Ozark, MO R-6 School District
C.O.P
530,000 5.000%, 4/1/2042 565,788
250,000 5.000%, 4/1/2045 264,919
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
2,750,000 6.000%, 10/1/2049
c
2,766,155
Total 13,143,569
Montana (0.6%)
Missoula, MT Water Systems Rev.
800,000 5.000%, 7/1/2039, Ser. A 850,616
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 2,690,423
1,000,000 4.000%, 7/1/2044 744,539
Montana Fac. Finance Auth. Health
Fac. Rev. Refg. (Bozeman
Deaconess Health Services
Obligated Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,587,176
Total 6,872,754
Nebraska (1.8%)
Dodge County, NE School District
No. 1 U.T.G.O. (Fremont Public
Schools) (AGM Insured)
3,000,000 5.000%, 12/15/2048
b
3,246,142
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,137,507
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 8,150,000
8,275,000 5.000%, 2/1/2046, Ser. A 8,808,848
Total 22,342,497
Principal
Amount Long-Term Fixed Income (99.6%) Value
Nevada (0.5%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
$ 1,500,000 5.000%, 9/1/2042, Ser. A $ 1,528,852
3,250,000 5.000%, 9/1/2047, Ser. A 3,295,087
Las Vegas, NV Convention and
Visitors Auth. Convention Center
Expansion and Renovation Rev.
1,000,000 5.000%, 7/1/2049, Ser. A 1,074,331
Las Vegas, NV Special
Improvement District No. 817
Special Assessment (Summerlin
Village 29)
100,000 6.000%, 6/1/2053 104,141
350,000 6.000%, 6/1/2048 367,163
Total 6,369,574
New Hampshire (0.5%)
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
750,000 5.250%, 7/1/2048, Ser. A 790,661
New Hampshire Health and
Education Fac. Auth. Rev. (BAM
Insured)
5,000,000 5.000%, 8/1/2059, Ser. A
b
5,442,175
Total 6,232,836
New Jersey (3.1%)
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
400,000 6.000%, 6/15/2052 431,610
750,000 6.000%, 6/15/2047 814,437
New Jersey Economic
Development Auth. Rev.
1,485,000 5.000%, 6/15/2043, Ser. EEE
e
1,619,771
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,609,755
New Jersey Economic
Development Auth. Social Rev.
(School Improvements)
300,000
4.000%, 6/15/2050, Ser.
QQQ 289,852
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,949,122
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 9,723,215
500,000 5.500%, 6/15/2050, Ser. CC 552,300
1,000,000 5.250%, 6/15/2033, Ser. AA 1,013,824
1,645,000 5.250%, 6/15/2034, Ser. AA 1,666,405
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,137,358
New Jersey Turnpike Auth. Rev.
1,000,000 4.125%, 1/1/2054, Ser. B 997,206
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
b
3,208,465

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
New Jersey (3.1%) - continued
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
$ 8,950,000 5.250%, 6/1/2046, Ser. A $ 9,269,395
Total 37,282,715
New York (9.1%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,502,854
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
c
361,471
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
1,275,000 5.000%, 6/15/2052, Ser. A 1,286,455
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
1,075,000 5.500%, 6/15/2053, Ser. A
c
1,117,724
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
2,968,399
Monroe County, NY Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A
c
1,012,924
New York City, NY G.O.
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,306,075
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
17,000,000 4.000%, 6/15/2051, Ser. AA-1 16,442,085
4,000,000 4.125%, 6/15/2047, Ser. DD 3,966,328
100,000
4.050%, 6/15/2048, Ser.
AA-1
a
100,000
160,000
4.050%, 6/15/2049, Ser.
BB-1
a
160,000
New York City, NY Transitional
Finance Auth. Building Aid Rev.
16,625,000 5.000%, 7/15/2043, Ser S-1 17,371,276
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
3,000,000 4.000%, 5/1/2053, Ser. A-1 2,913,027
3,105,000 4.050%, 8/1/2041
a
3,105,000
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,310,000 5.000%, 2/15/2043, Ser. B 8,605,120
10,000 5.000%, 2/15/2043, Ser. B
e
10,628
10,000 5.000%, 2/15/2043, Ser. B
e
10,628
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,519,968
2,200,000 5.000%, 7/15/2042, Ser. A 2,268,701
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 638,645
Principal
Amount Long-Term Fixed Income (99.6%) Value
New York (9.1%) - continued
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
$ 3,000,000 6.000%, 6/30/2054, AMT $ 3,265,396
8,500,000 5.500%, 6/30/2060, AMT 9,043,483
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 796,196
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
500,000 6.000%, 4/1/2035, AMT 563,959
750,000 5.625%, 4/1/2040, AMT 810,763
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,062,949
1,000,000 5.000%, 12/1/2040, AMT 1,057,007
1,000,000 5.000%, 12/1/2041, AMT 1,052,650
600,000 5.000%, 12/1/2042, AMT 627,930
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 14,696,708
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
274,247
Port Auth. of New York & New
Jersey Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 5,198,002
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,748,178
Triborough, NY Bridge & Tunnel
Auth. Rev.
1,000,000 5.250%, 11/15/2045, Ser. A 1,013,575
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 805,764
Total 109,684,115
North Carolina (1.0%)
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,622,650
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,452,716
Fuquay-Varina, NC Combined
Utilities Rev.
1,325,000 4.000%, 2/1/2044, Ser. B
f
1,325,189
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
750,000 5.250%, 7/1/2053, AMT
b
800,688
1,000,000 5.250%, 7/1/2048, AMT
b
1,075,548

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
North Carolina (1.0%) - continued
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
$ 1,250,000 5.000%, 10/1/2050, Ser. A $ 1,279,874
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (The United
Methodist Retirement Homes)
750,000 5.125%, 10/1/2054, Ser. A 777,003
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
1,500,000 4.000%, 1/1/2052, Ser. A 1,221,566
Total 11,555,234
North Dakota (0.5%)
Grand Forks, ND Health Care
System Rev. (Altru Health
System) (AGM Insured)
250,000 5.000%, 12/1/2053, Ser. A
b
259,885
250,000 5.000%, 12/1/2048, Ser. A
b
261,906
Horace, ND Refg. Improvement
U.T.G.O.
1,800,000 5.000%, 5/1/2048, Ser. A 1,763,933
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,886,266
Total 6,171,990
Ohio (3.7%)
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg. (Summa Health System)
1,600,000 4.000%, 11/15/2037 1,544,248
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,016,396
Bowling Green State University, OH
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 494,530
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
10,485,000 5.000%, 6/1/2055, Ser. B-2 9,709,791
Hamilton County, OH Healthcare
Rev. (Life Enriching
Communities)
1,000,000 5.750%, 1/1/2053, Ser. A 1,046,071
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 722,100
Montgomery County, OH Hospital
Fac. Rev. Refg. (Dayton
Children's Hospital)
1,500,000 4.000%, 8/1/2046 1,450,541
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,117,165
Principal
Amount Long-Term Fixed Income (99.6%) Value
Ohio (3.7%) - continued
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
$ 2,400,000 5.000%, 3/1/2034 $ 2,362,058
Ohio Turnpike Commission Rev.
8,945,000 5.700%, 2/15/2034, Ser. A-4
a
10,396,186
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
b
10,264,856
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
750,000 5.000%, 12/1/2053, Ser. B 788,592
500,000 5.000%, 12/1/2063, Ser. B 523,821
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center) (AGM Insured)
750,000 4.375%, 12/1/2058, Ser. B
b
745,702
Total 44,182,057
Oklahoma (0.9%)
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,539,808
5,665,000 5.000%, 1/1/2047, Ser. C 5,810,537
Oklahoma Water Resources Board
Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,060,606
Osage County, OK Industrial Auth.
Use Tax Rev.
1,000,000 6.500%, 9/1/2040 1,078,089
Total 11,489,040
Oregon (1.8%)
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
250,000 5.250%, 8/1/2054 265,234
750,000 5.250%, 8/1/2044 813,827
500,000 5.250%, 8/1/2049 533,505
Clackamas & Washington Counties,
OR Joint School District No.
3 G.O. (West Linn-Wilsonville
Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 344,776
Clackamas County, OR School
District No. 62C U.T.G.O.
3,500,000 5.000%, 6/15/2049, Ser. B 3,653,836
Multnomah & Clackamas Counties,
OR School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 337,786
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 5,195,928
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 4,895,999

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Oregon (1.8%) - continued
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
$ 400,000 4.000%, 5/15/2057 $ 312,816
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,381,818
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
c
855,947
Total 21,591,472
Pennsylvania (4.0%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,708,734
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport) (AGM Insured)
1,500,000
5.500%, 1/1/2053, Ser. A,
AMT
b
1,637,240
4,500,000
5.500%, 1/1/2048, Ser. A,
AMT
b
4,953,252
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043
e
475,240
410,000 5.000%, 5/15/2048
e
423,583
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran
Social Ministries)
670,000 5.000%, 1/1/2038 670,850
Northampton County, PA General
Purpose Auth. Hospital Rev.
Refg. (St. Luke's University
Health Network)
8,330,000 5.250%, 8/15/2053, Ser. A-1 8,929,704
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
1,500,000 6.000%, 6/30/2061, AMT 1,633,110
Pennsylvania Economic
Development Financing Auth.
Rev. (Presbyterian Senior Living)
1,000,000 5.250%, 7/1/2049, Ser. B-1 1,052,169
Pennsylvania Economic
Development Financing Auth.
Rev. (Villanova University)
2,200,000 4.000%, 8/1/2054 2,141,298
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 924,184
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 2,126,857
Principal
Amount Long-Term Fixed Income (99.6%) Value
Pennsylvania (4.0%) - continued
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
$ 10,440,000 6.250%, 6/1/2033, Ser. C
a,b
$ 11,015,766
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
b
2,887,256
Pennsylvania Turnpike Commission
Turnpike Rev. Refg.
7,000,000 5.250%, 12/1/2053, Ser. A 7,706,456
Total 48,285,699
Puerto Rico (0.5%)
Puerto Rico Sales Tax Financing
Corporation Rev.
1,000,000 4.750%, 7/1/2053, Ser. A-1 991,260
5,296,000 4.550%, 7/1/2040, Ser. A-1 5,297,694
Total 6,288,954
South Carolina (2.0%)
South Carolina Jobs Economic
Development Auth. Health
Care Fac. Rev. (Novant Health
Obligated Group)
5,000,000 4.500%, 11/1/2054, Ser. A 5,016,826
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,097,012
South Carolina Jobs Economic
Development Auth. Hospital Rev.
(AnMed Health)
5,000,000 5.250%, 2/1/2053 5,410,567
4,500,000 4.250%, 2/1/2048 4,527,308
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
2,460,000 5.000%, 4/1/2054, Ser. A 2,418,725
South Carolina Jobs Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,033,015
South Carolina Public Service Auth.
Rev. Refg.
1,000,000 5.250%, 12/1/2054, Ser. B 1,078,850
South Carolina Public Service Auth.
Rev. Refg. (AGM Insured)
1,250,000 5.000%, 12/1/2054, Ser. B
b
1,330,228
Total 23,912,531
South Dakota (0.1%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 723,050
South Dakota Board of Regents
Housing & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,002,503
Total 1,725,553

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Tennessee (0.2%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
$ 1,430,000 4.000%, 10/1/2051, Ser. B $ 1,202,649
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,082,710
Total 2,285,359
Texas (13.4%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
1,000,000 6.000%, 6/1/2053
c
1,029,449
750,000 6.250%, 6/1/2063, Ser. CH
c
778,328
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
b
2,936,769
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Harmony Public Schools)
(PSF-GTD Insured)
4,000,000 4.000%, 2/15/2054
b
3,779,411
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 1,044,928
Central Texas Regional Mobility
Auth. Rev.
500,000 5.000%, 1/1/2045, Ser. E 524,814
1,000,000 5.000%, 1/1/2046, Ser. B 1,056,568
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 1,000,578
2,000,000 6.000%, 8/15/2043 2,001,793
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
3,000,000 4.000%, 8/15/2050, Ser. T
b
2,883,548
4,605,000 5.000%, 8/15/2039
b
4,609,275
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
b
3,473,057
Dallas and Fort Worth, TX
International Airport Rev. Refg.
2,000,000 4.000%, 11/1/2045, Ser. B 1,943,035
Denton, TX Independent School
District U.T.G.O. (PSF-GTD
Insured)
2,580,000 5.000%, 8/15/2053
b
2,780,760
Galveston, TX Wharves & Terminal
Rev.
600,000
5.500%, 8/1/2042, Ser. A,
AMT
f
655,450
400,000
5.500%, 8/1/2043, Ser. A,
AMT
f
436,278
1,000,000 6.000%, 8/1/2043, AMT 1,125,202
Principal
Amount Long-Term Fixed Income (99.6%) Value
Texas (13.4%) - continued
$ 500,000
5.500%, 8/1/2044, Ser. A,
AMT
f
$ 544,337
Georgetown, TX Utility System Rev.
(AGM Insured)
7,000,000 4.250%, 8/15/2047
b
7,000,709
Greater Texas Cultural Education
Fac. Finance Corporation Rev.
(Texas Biomedical Research
Institute)
5,500,000 5.250%, 6/1/2054, Ser. A 5,781,553
Greater Texoma, TX Utility Auth.
Contract Rev. (City of Sherman)
(AGM Insured)
6,000,000 4.250%, 10/1/2053
b
5,806,627
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
230,000 5.000%, 1/1/2033, Ser. A 229,994
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
7,000,000 4.125%, 7/1/2052, Ser. A 6,740,770
Harris County, TX Toll Road Rev.
5,000,000 4.000%, 8/15/2049, Ser. A 4,830,720
Houston, TX Airport System Rev.
Refg. (AGM Insured)
5,250,000
4.500%, 7/1/2053, Ser. A,
AMT
b
5,281,336
3,000,000
5.250%, 7/1/2053, Ser. A,
AMT
b
3,202,751
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
b,e
12,143,178
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,337,289
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation) (AGM
Insured)
6,000,000 5.500%, 5/15/2053
b
6,595,944
2,000,000 5.500%, 5/15/2048
b
2,204,165
Midland County, TX Hospital
District Rev. (BAM Insured)
1,250,000 5.250%, 5/15/2054, Ser. A
b
1,374,998
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
1,500,000 5.750%, 7/15/2052 1,502,195
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,000,561
North East Independent School
District, Bexar County, TX
U.T.G.O. Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
b
5,384,137

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Texas (13.4%) - continued
$ 2,000,000 5.250%, 2/1/2029
b
$ 2,196,040
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
b
4,470,515
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 3,752,719
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 2,082,411
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
280,000 5.000%, 10/1/2031, Ser. A 271,109
San Antonio, TX Electric and Gas
Systems Rev.
3,000,000 5.500%, 2/1/2050, Ser. A 3,369,536
1,500,000 5.250%, 2/1/2049, Ser. A 1,665,021
Southwest Texas Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 622,239
700,000 5.000%, 10/1/2041 722,187
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
500,000 5.000%, 11/15/2051, Ser. D 529,813
750,000 5.500%, 11/15/2047, Ser. D 831,445
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Hendrick Medical Center)
2,640,000 5.000%, 9/1/2030 2,641,378
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 767,241
1,000,000 5.000%, 10/1/2049
f
1,046,959
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 1,072,360
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(North Tarrant Express)
3,000,000 5.500%, 12/31/2058, AMT 3,265,022
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 15,462,455
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 496,642
4,275,000 4.000%, 6/30/2040, Ser. A 4,234,181
Texas Technical College System
Rev. (Financing System
Improvement) (AGM Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
b
3,419,164
Principal
Amount Long-Term Fixed Income (99.6%) Value
Texas (13.4%) - continued
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
$ 2,500,000 4.375%, 8/1/2054
b,f
$ 2,470,594
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
2,605,000 4.000%, 3/1/2051 2,444,056
Total 161,853,594
Utah (2.0%)
Black Desert Public Infrastructure
District, UT Special Assessment
(Black Desert Assessment Area
No.1)
1,000,000 5.625%, 12/1/2053
c
1,032,627
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 271,209
2,000,000 5.000%, 7/1/2045, Ser. A 2,157,605
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,594,990
3,000,000 5.000%, 10/1/2049, Ser. A 3,125,254
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AGM Insured)
1,825,000 4.000%, 2/1/2048
b
1,740,535
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 7,253,506
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,020,055
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,029,373
1,125,000
5.250%, 7/1/2048, Ser. A,
AMT 1,206,535
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
800,000 5.000%, 10/15/2048 809,806
Utah Infrastructure Agency
Telecommunication Rev.
350,000 6.000%, 10/15/2047 387,344
Total 23,628,839
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,057,257
1,000,000 5.000%, 12/1/2036, Ser. A 1,017,756
Total 4,075,013
Virginia (2.5%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 5,048,935
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
650,000 6.875%, 12/1/2058, Ser. A 716,552

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Virginia (2.5%) - continued
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
$ 5,000,000 4.000%, 7/1/2051, Ser. A $ 4,851,204
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 619,717
6,575,000 5.000%, 12/31/2049, AMT 6,667,173
10,610,000 5.000%, 12/31/2052, AMT 10,738,505
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 456,436
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 480,932
1,000,000 4.000%, 1/1/2040, AMT 949,946
Total 30,529,400
Washington (1.9%)
FYI Properties, WA Lease Rev.
Refg. (Washington DIS)
5,000,000 5.000%, 6/1/2038 5,264,689
Grant County, WA Public Hospital
District No. 2 U.T.G.O. (Quincy
Valley Medical Center)
3,250,000 5.000%, 12/1/2044 3,292,531
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
777,453
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
1,750,000 5.500%, 12/1/2054 1,870,167
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,125,607
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
c
613,182
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,833,956
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 456,226
450,000 4.000%, 5/1/2045 422,656
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
1,200,000 5.000%, 7/1/2048, Ser. A 1,241,161
Washington Housing Finance
Commission Nonprofit Rev.
(Radford Court and Nordheim
Court Portfolio)
1,000,000 5.500%, 7/1/2059 1,072,921
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
1,340,000 6.125%, 7/1/2053
c
1,473,534
Principal
Amount Long-Term Fixed Income (99.6%) Value
Washington (1.9%) - continued
$ 1,250,000 6.250%, 7/1/2059
c
$ 1,377,751
Total 22,821,834
West Virginia (1.1%)
West Virginia Hospital Finance
Auth. Rev. (West Virginia
University Health System
Obligated Group)
2,000,000 4.375%, 6/1/2053, Ser. A 1,964,613
2,000,000 4.250%, 6/1/2047, Ser. A 1,976,613
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 9,625,855
Total 13,567,081
Wisconsin (2.3%)
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
475,000 6.250%, 7/15/2053, Ser. A
c
511,376
750,000 6.500%, 7/15/2063, Ser. A
c
812,356
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
500,000 6.875%, 7/1/2053
c
522,993
750,000 7.000%, 7/1/2058
c
784,172
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,078,684
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 1,023,475
Public Finance Auth., WI Proj.
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
1,000,000 5.500%, 7/1/2052, Ser. A-1
b
1,086,329
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
3,000,000 5.000%, 11/15/2041, Ser. A 3,117,804
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
400,000 5.250%, 7/1/2053, AMT 407,794
920,000 5.500%, 7/1/2043, AMT 979,280
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 2,105,684
4,000,000 4.000%, 9/30/2051, AMT 3,437,561
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
2,000,000 5.750%, 7/1/2063, Ser. A
c
2,156,357
Wisconsin Health & Educational
Fac. Auth. Rev. (Bellin Memorial
Hospital, Inc.)
1,250,000 5.500%, 12/1/2052, Ser. A 1,367,517

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.6%) Value
Wisconsin (2.3%) - continued
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
$ 750,000 6.000%, 10/1/2049 $ 766,531
Wisconsin Health & Educational
Fac. Auth. Rev. (Marshfield Clinic
Health System, Inc.)
1,000,000 5.500%, 2/15/2054, Ser. A 1,089,293
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,197,534
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 812,165
500,000 5.750%, 8/15/2059, Ser. A 527,688
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 855,390
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,001,452
Total 27,641,435
Wyoming (<0.1%)
Lincoln County, WY Pollution
Control Rev. Refg. (ExxonMobil)
120,000 4.070%, 10/1/2044
a
120,000
Total 120,000
Total Long-Term Fixed Income
(cost $1,210,114,118) 1,205,189,394
Principal
Amount Short-Term Investments ( <0.1% )
g
Value
Federal Home Loan Bank Discount
Notes
100,000 5.250%, 8/21/2024
h
99,693
Total Short-Term Investments
(cost $99,708) 99,693
Total Investments
(cost $1,210,213,826) 99.6% $1,205,289,087
Other Assets and Liabilities, Net
0.4% 4,802,248
Total Net Assets 100.0% $1,210,091,335
a Denotes variable rate securities. The rate shown is as of
July 31, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $30,085,224 or 2.5% of
total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2024.
e Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Municipal
Bond Fund as of July 31, 2024 was $777,453 or 0.06% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2024.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 737,922
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation

Municipal Bond Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 227,468,630 – 227,468,630 –
Electric Revenue 44,792,288 – 44,792,288 –
Escrowed/Pre-refunded 14,683,028 – 14,683,028 –
General Obligation 67,699,969 – 67,699,969 –
Health Care 260,529,533 – 260,529,533 –
Housing Finance 25,915,791 – 25,915,791 –
Industrial Development Revenue 27,709,112 – 27,709,112 –
Other Revenue 69,856,474 – 69,856,474 –
Tax Revenue 66,818,140 – 66,818,140 –
Transportation 315,982,273 – 315,982,273 –
Water & Sewer 83,734,156 – 83,734,156 –
Short-Term Investments 99,693 – 99,693 –
Total Investments at Value $1,205,289,087 $– $1,205,289,087 $–

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 79.2% ) Value
Asset-Backed Securities (11.9%)
510 Asset Backed Trust
$ 503,311
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 500,179
1,003,408
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
a,b
1,008,555
465,402
5.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
461,882
720 East CLO, Ltd.
900,000
9.532%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
906,684
Affirm Asset Securitization Trust
1,000,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
1,016,514
506,334
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
507,861
1,800,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,807,319
AMSR Trust
1,079,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
966,657
Anchorage Capital CLO 16, Ltd.
1,550,000
7.941%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
a,c
1,550,668
Anchorage Capital CLO 21, Ltd.
1,500,000
7.944%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,c
1,500,805
Ares XL CLO, Ltd.
1,150,000
8.363%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
1,150,247
Avis Budget Rental Car Funding
AESOP, LLC
2,000,000
5.570%,  10/20/2028, Ser.
2024-2A, Class B
a
2,018,428
Barings CLO, Ltd.
1,250,000
8.694%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,c
1,256,375
Business Jet Securities, LLC
1,095,866
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
1,061,484
1,448,208
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
1,472,263
CarVal CLO I, Ltd.
1,225,000
7.136%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,c
1,228,730
CarVal CLO, Ltd.
1,100,000
8.982%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
1,106,893
Cascade Funding Mortgage Trust,
LLC
437,943
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
431,246
CIFC Funding, Ltd.
1,000,000
6.994%,  (TSFR3M +
1.712%), 4/20/2034, Ser.
2015-4A, Class A2R2
a,c
991,597
Principal
Amount Long-Term Fixed Income (79.2%) Value
Asset-Backed Securities (11.9%) - continued
College Avenue Student Loans,
LLC
$ 185,083
7.114%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,c
$ 186,639
Dryden 109 CLO, Ltd.
9,000,000
7.282%,  (TSFR3M +
2.000%), 4/20/2035, Ser.
2022-109A, Class B
a,c
9,010,773
Dryden 36 Senior Loan Fund
950,000
7.613%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,c
951,342
Education Funding Trust
694,134
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
638,536
FirstKey Homes Trust
2,310,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
2,197,555
FRTKL Trust
500,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
461,113
GMAC Mortgage Corporation
Loan Trust
49,646
5.964%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
26,688
Home Equity Asset Trust
1,081,838
6.784%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
c
1,029,246
Home Partners of America Trust
1,268,797
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,082,868
Hotwire Funding, LLC
1,350,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,389,514
Long Beach Mortgage Loan Trust
930,618
6.964%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
c
958,812
Madison Park Funding XVIII, Ltd.
1,850,000
7.444%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
1,851,439
MetroNet Infrastructure Issuer, LLC
1,500,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,538,161
Myers Park CLO, Ltd.
1,275,000
6.944%,  (TSFR3M +
1.662%), 10/20/2030, Ser.
2018-1A, Class A2
a,c
1,276,603
Neuberger Berman CLO, Ltd.
1,500,000
8.563%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
1,504,347
OZLM XVII, Ltd.
1,600,000
7.282%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,c
1,604,565
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
1,500,000
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
1,504,447

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Asset-Backed Securities (11.9%) - continued
Pagaya AI Debt Trust
$ 326,773
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
$ 327,846
Pagaya AI Technology in Housing
Trust
1,080,823
4.250%,  8/25/2025, Ser.
2022-1, Class A
a
1,059,609
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,072,384
PPM CLO 3, Ltd.
2,100,000
7.097%,  (TSFR3M +
1.812%), 4/17/2034, Ser.
2019-3A, Class BR
a,c
2,075,394
Preston Ridge Partners Mortgage
Trust, LLC
1,153,329
6.474%,  7/25/2026, Ser.
2021-6, Class A2
a,b
1,147,989
Pretium Mortgage Credit Partners,
LLC
750,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,b
706,087
1,625,758
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,b
1,629,243
1,385,578
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,b
1,395,515
1,328,763
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,b
1,340,459
854,443
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
*,b
810,598
927,868
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,b
888,709
1,250,000
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,b
1,249,875
540,302
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,b
544,299
Progress Residential Trust
1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,146,147
RCO VII Mortgage, LLC
1,427,149
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
1,431,037
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
b
148,571
Rockford Tower CLO, Ltd.
1,000,000
7.237%,  (TSFR3M +
1.912%), 8/20/2032, Ser.
2019-2A, Class BR
a,c
1,001,633
Saxon Asset Securities Trust
335,414
3.117%,  8/25/2035, Ser.
2004-2, Class MF2
c
289,111
Sculptor CLO, Ltd.
1,870,000
7.944%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,c
1,871,973
Shackleton CLO, Ltd.
930,000
7.744%,  (TSFR3M +
2.462%), 10/20/2034, Ser.
2021-16A, Class C
a,c
931,510
Silver Point CLO 2, Ltd.
800,000
7.982%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,c
805,042
Principal
Amount Long-Term Fixed Income (79.2%) Value
Asset-Backed Securities (11.9%) - continued
Sound Point CLO, Ltd.
$ 1,550,000
7.794%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
a,c
$ 1,552,809
Stanwich Mortgage Loan
Company, LLC
1,252,535
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,b
1,243,921
Stratus Static CLO, Ltd.
1,500,000
7.182%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
1,500,806
Symphony CLO XX, Ltd.
1,000,000
8.286%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,c
1,000,009
Tricon Residential Trust
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,262,664
Unlock HEA Trust
1,348,035
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,339,748
1,579,049
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,577,197
Upstart Securitization Trust
467,571
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
469,026
VCAT Asset Securitization, LLC
309,789
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,b
305,449
Vericrest Opportunity Loan
Transferee
1,182,769
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,b
1,128,849
1,492,379
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,b
1,432,206
1,530,407
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,b
1,419,870
229,678
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
217,618
339,580
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
340,136
1,117,804
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,b
1,026,821
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
226,959
Voya CLO, Ltd.
1,650,000
7.248%,  (TSFR3M +
1.962%), 7/16/2034, Ser.
2020-1A, Class BR
a,c
1,650,997
Whitebox CLO I, Ltd.
2,500,000
7.057%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,c
2,502,708
Whitebox CLO III, Ltd.
1,500,000
7.763%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,c
1,506,299
Whitebox CLO IV, Ltd.
1,500,000
7.882%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,c
1,513,173

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Asset-Backed Securities (11.9%) - continued
Wind River CLO, Ltd.
$ 750,000
7.544%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
$ 750,512
Total 93,997,843
Basic Materials (1.5%)
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
135,000 8.625%,  6/15/2029
a
141,928
ATI, Inc.
343,000 7.250%,  8/15/2030 358,612
ATI, Inc., Convertible
121,000 3.500%,  6/15/2025 528,649
Axalta Coating Systems Dutch
Holding B BV
234,000 7.250%,  2/15/2031
a
245,405
Cascades, Inc./Cascades USA,
Inc.
364,000 5.125%,  1/15/2026
a
359,408
Chemours Company
720,000 5.750%,  11/15/2028
a
673,558
Cleveland-Cliffs, Inc.
185,000 5.875%,  6/1/2027 184,755
380,000 4.625%,  3/1/2029
a
360,050
168,000 4.875%,  3/1/2031
a
153,331
168,000 6.250%,  10/1/2040 145,312
Consolidated Energy Finance SA
969,000 5.625%,  10/15/2028
a
774,451
Ecolab, Inc.
194,000 2.125%,  2/1/2032 163,798
First Quantum Minerals, Ltd.
208,000 6.875%,  10/15/2027
a
204,520
FMC Corporation
167,000 5.150%,  5/18/2026 167,201
FMG Resources August 2006, Pty.
Ltd.
168,000 5.875%,  4/15/2030
a
165,556
Glencore Funding, LLC
161,000 5.893%,  4/4/2054
a
157,572
220,000 4.000%,  3/27/2027
a
215,019
350,000 6.125%,  10/6/2028
a
363,902
Hecla Mining Company
190,000 7.250%,  2/15/2028 191,579
Hudbay Minerals, Inc.
281,000 4.500%,  4/1/2026
a
274,796
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
198,000 9.000%,  7/1/2028
a
198,648
INEOS Finance plc
499,000 7.500%,  4/15/2029
a
507,947
International Flavors & Fragrances,
Inc.
261,000 1.230%,  10/1/2025
a
249,209
Mercer International, Inc.
198,000 5.125%,  2/1/2029
e
167,815
Methanex Corporation
255,000 4.250%,  12/1/2024 252,947
249,000 5.125%,  10/15/2027 242,444
166,000 5.250%,  12/15/2029
e
161,552
Mineral Resources, Ltd.
264,000 9.250%,  10/1/2028
a
280,754
Principal
Amount Long-Term Fixed Income (79.2%) Value
Basic Materials (1.5%) - continued
Mosaic Company
$ 249,000 5.375%,  11/15/2028 $ 253,767
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
253,000 5.350%,  3/15/2034
a
258,978
Novelis Corporation
75,000 3.250%,  11/15/2026
a
71,354
140,000 4.750%,  1/30/2030
a
132,282
175,000 3.875%,  8/15/2031
a
153,735
Nutrien, Ltd.
292,000 4.000%,  12/15/2026 286,030
OCI NV
309,000 4.625%,  10/15/2025
a
306,106
Peabody Energy Corporation,
Convertible
129,000 3.250%,  3/1/2028 169,635
SCIL IV, LLC/SCIL USA Holdings,
LLC
342,000 5.375%,  11/1/2026
a
334,159
Smurfit Kappa Treasury, ULC
249,000 5.777%,  4/3/2054
a
253,949
SNF Group SACA
462,000 3.375%,  3/15/2030
a
397,515
SunCoke Energy, Inc.
552,000 4.875%,  6/30/2029
a
504,830
Taseko Mines, Ltd.
342,000 8.250%,  5/1/2030
a
350,673
Tronox, Inc.
169,000 4.625%,  3/15/2029
a,e
153,928
United States Steel Corporation
221,000 6.875%,  3/1/2029 222,350
Westlake Corporation
148,000 3.600%,  8/15/2026 144,300
Total 11,884,309
Capital Goods (3.1%)
Advanced Drainage Systems, Inc.
340,000 6.375%,  6/15/2030
a
342,277
Amcor Finance USA, Inc.
158,000 5.625%,  5/26/2033 162,767
Amsted Industries, Inc.
382,000 5.625%,  7/1/2027
a
375,857
50,000 4.625%,  5/15/2030
a
46,072
Array Technologies, Inc.,
Convertible
153,000 1.000%,  12/1/2028 124,116
BAE Systems plc
200,000 5.500%,  3/26/2054
a
200,184
Boeing Company
161,000 6.858%,  5/1/2054
a
170,442
479,000 5.930%,  5/1/2060 440,554
561,000 2.196%,  2/4/2026 533,906
220,000 3.250%,  3/1/2028 204,729
510,000 5.150%,  5/1/2030 502,246
81,000 6.528%,  5/1/2034
a
85,028
Bombardier, Inc.
69,000 7.875%,  4/15/2027
a
69,105
219,000 6.000%,  2/15/2028
a
218,371
372,000 7.250%,  7/1/2031
a
382,959
474,000 7.000%,  6/1/2032
a,e
484,649
Brand Industrial Services, Inc.
382,000 10.375%,  8/1/2030
a
419,484

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Capital Goods (3.1%) - continued
Builders FirstSource, Inc.
$ 285,000 5.000%,  3/1/2030
a
$ 272,680
Camelot Return Merger Sub, Inc.
250,000 8.750%,  8/1/2028
a
248,554
Canpack SA/Canpack US, LLC
681,000 3.875%,  11/15/2029
a
611,107
Carrier Global Corporation
252,000 2.722%,  2/15/2030 227,031
Chart Industries, Inc.
501,000 7.500%,  1/1/2030
a
521,191
Chart Industries, Inc., Convertible
107,000 1.000%,  11/15/2024 293,811
Clean Harbors, Inc.
339,000 6.375%,  2/1/2031
a
342,839
Clydesdale Acquisition Holdings,
Inc.
67,000 6.625%,  4/15/2029
a
66,752
Crown Cork & Seal Company, Inc.
423,000 7.375%,  12/15/2026 440,780
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
521,000 6.625%,  12/15/2030
a
530,781
EquipmentShare.com, Inc.
171,000 8.625%,  5/15/2032
a
177,542
ESAB Corporation
318,000 6.250%,  4/15/2029
a
322,495
Fluor Corporation, Convertible
289,000 1.125%,  8/15/2029
a
353,881
GFL Environmental, Inc.
352,000 4.000%,  8/1/2028
a
330,877
709,000 3.500%,  9/1/2028
a
659,082
Greenbrier Companies, Inc.,
Convertible
180,000 2.875%,  4/15/2028 195,470
H&E Equipment Services, Inc.
727,000 3.875%,  12/15/2028
a
664,287
Herc Holdings, Inc.
109,000 5.500%,  7/15/2027
a
108,100
272,000 6.625%,  6/15/2029
a
277,716
Honeywell International, Inc.
325,000 5.250%,  3/1/2054 322,276
Howmet Aerospace, Inc.
280,000 6.750%,  1/15/2028 294,956
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 212,366
Ingersoll Rand, Inc.
275,000 5.176%,  6/15/2029 280,017
80,000 5.700%,  8/14/2033 83,872
John Deere Capital Corporation
286,000 4.500%,  1/16/2029 286,282
165,000 4.700%,  6/10/2030 167,137
138,000 3.900%,  6/7/2032 130,553
79,000 5.150%,  9/8/2033 81,247
L3Harris Technologies, Inc.
169,000 5.400%,  1/15/2027 171,420
Lockheed Martin Corporation
220,000 5.200%,  2/15/2064 216,118
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
102,000 6.750%,  4/1/2032
a
103,489
MIWD Holdco II, LLC
200,000 5.500%,  2/1/2030
a
186,819
Principal
Amount Long-Term Fixed Income (79.2%) Value
Capital Goods (3.1%) - continued
Mueller Water Products, Inc.
$ 281,000 4.000%,  6/15/2029
a
$ 262,199
Nesco Holdings II, Inc.
505,000 5.500%,  4/15/2029
a
470,021
New Enterprise Stone and Lime
Company, Inc.
620,000 5.250%,  7/15/2028
a
595,439
Northrop Grumman Corporation
327,000 5.200%,  6/1/2054 314,596
82,000 4.700%,  3/15/2033 81,080
OI European Group BV
364,000 4.750%,  2/15/2030
a
334,771
Otis Worldwide Corporation
166,000 2.056%,  4/5/2025 162,386
Owens-Brockway Glass Container,
Inc.
271,000 6.625%,  5/13/2027
a
271,264
135,000 7.375%,  6/1/2032
a
133,340
Pactiv Evergreen Group
268,000 4.375%,  10/15/2028
a
251,585
Parker-Hannifin Corporation
167,000 4.250%,  9/15/2027 164,711
Patrick Industries, Inc., Convertible
110,000 1.750%,  12/1/2028 150,645
Republic Services, Inc.
124,000 3.950%,  5/15/2028 121,329
156,000 5.000%,  12/15/2033 156,811
Resideo Funding, Inc.
350,000 6.500%,  7/15/2032
a
349,982
Reworld Holding Corporation
260,000 4.875%,  12/1/2029
a
237,754
Roller Bearing Company of
America, Inc.
376,000 4.375%,  10/15/2029
a
350,993
RTX Corporation
248,000 5.750%,  1/15/2029 258,987
Sealed Air Corporation/Sealed Air
Corporation (US)
268,000 6.125%,  2/1/2028
a
269,852
Smyrna Ready Mix Concrete, LLC
454,000 8.875%,  11/15/2031
a
489,255
Spirit AeroSystems, Inc.
505,000 9.750%,  11/15/2030
a
562,820
SRM Escrow Issuer, LLC
283,000 6.000%,  11/1/2028
a
280,341
Standard Industries, Inc./NJ
167,000 4.750%,  1/15/2028
a
159,995
167,000 3.375%,  1/15/2031
a
142,864
Summit Materials, LLC/Summit
Materials Finance Corporation
131,000 7.250%,  1/15/2031
a
136,597
Textron, Inc.
221,000 3.650%,  3/15/2027 214,665
Trane Technologies Financing, Ltd.
179,000 5.100%,  6/13/2034 182,136
TransDigm, Inc.
346,000 5.500%,  11/15/2027 341,658
551,000 7.125%,  12/1/2031
a
571,876
474,000 6.625%,  3/1/2032
a
484,820
Trivium Packaging Finance
237,000 5.500%,  8/15/2026
a
232,134
United Rentals North America, Inc.
610,000 4.875%,  1/15/2028 596,592

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Capital Goods (3.1%) - continued
$ 310,000 4.000%,  7/15/2030 $ 283,542
Veralto Corporation
167,000 5.350%,  9/18/2028
a
170,469
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 62,620
WESCO Distribution, Inc.
325,000 7.250%,  6/15/2028
a
333,041
170,000 6.375%,  3/15/2029
a
172,199
119,000 6.625%,  3/15/2032
a
121,223
Total 24,420,866
Collateralized Mortgage Obligations (8.9%)
A&D Mortgage Trust
1,185,064
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,b
1,195,955
1,310,538
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
1,323,942
Arroyo Mortgage Trust
1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,b
1,378,681
Banc of America Alternative Loan
Trust
728,011
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 641,148
Banc of America Mortgage
Securities Trust
135,953
5.111%,  9/25/2035, Ser.
2005-H, Class 2A1
c
119,908
197,421
5.240%,  9/25/2035, Ser.
2005-H, Class 3A1
c
183,438
CAFL Issuer, LLC
798,415
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
779,961
CHL Mortgage Pass-Through Trust
81,295
6.403%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
78,358
204,684
6.000%,  4/25/2037, Ser.
2007-3, Class A18 99,487
136,456
6.000%,  4/25/2037, Ser.
2007-3, Class A33 66,325
482,300
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 215,878
CHNGE Mortgage Trust
1,300,312
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
1,238,185
626,699
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,c
618,126
676,186
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
673,296
1,358,720
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,b
1,366,110
841,543
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
843,316
938,518
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
937,098
CIM Trust
1,051,588
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,b
1,052,164
Citigroup Mortgage Loan Trust,
Inc.
217,788
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 209,967
895,706
5.227%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
786,776
Principal
Amount Long-Term Fixed Income (79.2%) Value
Collateralized Mortgage Obligations (8.9%) -
continued
COLT Mortgage Loan Trust
$ 1,174,159
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,b
$ 1,177,119
Countrywide Alternative Loan Trust
252,254
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 206,964
359,018
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 289,830
336,190
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 238,902
98,683
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 79,251
176,220
7.000%,  10/25/2037, Ser.
2007-24, Class A10 61,939
Countrywide Home Loan
Mortgage Pass Through Trust
210,423
4.688%,  11/25/2035, Ser.
2005-22, Class 2A1
c
169,304
Credit Suisse Mortgage Trust
679,705
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
677,943
288,038
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
248,125
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
486,595
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 438,792
Federal Home Loan Mortgage
Corporation
1,032,767
3.500%,  8/15/2035, Ser.
345, Class C8
f
101,102
Federal Home Loan Mortgage
Corporation - REMIC
668,338
4.000%,  1/25/2051, Ser.
5249, Class LA 647,194
1,208,324
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 980,461
12,217,479
1.500%,  12/25/2050, Ser.
5107, Class IO
f
981,616
322,753
3.000%,  5/15/2027, Ser.
4046, Class GI
f
7,515
364,484
3.000%,  7/15/2027, Ser.
4084, Class NI
f
10,330
859,877
3.500%,  10/15/2032, Ser.
4119, Class KI
f
73,475
916,931
3.000%,  4/15/2033, Ser.
4203, Class DI
f
40,715
Federal National Mortgage
Association - REMIC
789,489
4.500%,  6/25/2052, Ser.
2022-43, Class MA 782,755
278,904
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
6,932
402,661
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
10,073
515,641
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
8,893
1,117,692
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
33,258
896,670
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
24,728
297,577
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
7,967

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Collateralized Mortgage Obligations (8.9%) -
continued
$ 756,779
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
$ 18,969
261,487
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
8,115
854,058
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
19,914
524,479
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
16,164
401,502
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
5,830
741,823
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
58,465
718,427
4.500%,  1/25/2046, Ser.
2022-68, Class BA 708,284
First Horizon Alternative Mortgage
Securities Trust
105,942
6.185%,  7/25/2035, Ser.
2005-AA5, Class 2A1
c
97,005
Flagstar Mortgage Trust
1,452,881
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,c
1,242,764
1,629,237
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,c
1,328,123
736,566
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
651,119
GCAT Trust
1,172,128
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,c
1,186,444
844,116
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
788,965
1,163,388
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,b
1,160,868
GMAC Mortgage Corporation
Loan Trust
360,166
3.872%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
301,246
3,787
4.078%,  9/19/2035, Ser.
2005-AR5, Class 5A1
c
3,366
GS Mortgage-Backed Securities
Trust
1,495,878
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
1,475,543
Home RE, Ltd.
1,400,000
9.947%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
1,463,419
700,000
8.847%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,c
712,885
HTAP
985,919
7.000%,  4/25/2037, Ser.
2024-1, Class A
a,c
976,342
IndyMac IMJA Mortgage Loan
Trust
281,240
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 127,458
IndyMac INDA Mortgage Loan
Trust
1,489,425
3.826%,  8/25/2036, Ser.
2006-AR1, Class A1
c
1,150,107
J.P. Morgan Alternative Loan Trust
303,905
4.958%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
228,259
Principal
Amount Long-Term Fixed Income (79.2%) Value
Collateralized Mortgage Obligations (8.9%) -
continued
J.P. Morgan Mortgage Trust
$ 419,442
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
$ 349,752
1,025,058
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
1,005,937
180,368
5.542%,  7/25/2035, Ser.
2007-A1, Class 2A1
c
171,230
LHOME Mortgage Trust
164,389
3.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a
163,240
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
1,424,652
1,700,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,b
1,720,083
1,225,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,b
1,242,369
1,000,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,b
1,013,168
1,625,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,g
1,624,988
Merrill Lynch Alternative Note
Asset Trust
504,831
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 181,607
MFA Trust
273,309
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
264,756
1,800,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
1,809,190
Morgan Stanley Residential
Mortgage Loan Trust
1,148,137
6.500%,  1/25/2054, Ser.
2024-INV2, Class A1
a,c
1,162,159
MortgageIT Securities Corporation
Mortgage Loan Trust
1,581,532
5.924%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
1,297,720
New Residential Mortgage Loan
Trust
1,800,000
3.877%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,c
1,428,908
NYMT Loan Trust
1,150,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
1,157,882
1,750,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,b
1,771,117
Preston Ridge Partners Mortgage
Trust, LLC
1,322,544
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
1,278,795
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,b
1,198,283
1,141,526
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,b
1,152,803
PRKCM Trust
314,155
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
316,754
717,125
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,b
735,671
RCKT Mortgage Trust
1,380,060
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,b
1,395,254

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Collateralized Mortgage Obligations (8.9%) -
continued
Residential Accredit Loans, Inc.
Trust
$ 262,701
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 229,971
339,518
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 271,528
181,844
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 150,695
Residential Funding Mortgage
Security I Trust
209,135
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 163,468
ROC Securities Trust Series
805,367
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
803,264
Saluda Grade Alternative
Mortgage Trust
1,750,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,b
1,771,654
1,650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,b
1,662,431
Sequoia Mortgage Trust
184,632
3.914%,  9/20/2046, Ser.
2007-1, Class 4A1
c
125,148
Structured Adjustable Rate
Mortgage Loan Trust
95,767
5.243%,  7/25/2035, Ser.
2005-15, Class 4A1
c
80,797
Toorak Mortgage Trust
1,300,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,b
1,307,766
Triangle Re, Ltd.
1,000,000
8.747%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
1,019,675
TVC Mortgage Trust
1,000,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
1,009,860
Verus Securitization Trust
1,831,982
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,c
1,580,211
744,268
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
649,480
988,652
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,b
991,393
106,768
3.226%,  5/25/2060, Ser.
2020-2, Class A1
a,c
106,101
Washington Mutual Mortgage
Pass-Through Certificates
311,348
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 262,002
Total 70,894,718
Commercial Mortgage-Backed Securities (0.6%)
BANK 2022-BNK39
13,418,706
0.421%,  2/15/2055, Ser.
2022-BNK39, Class XA
c,f
346,048
BANK5 2023-5YR1
850,000
6.411%,  4/15/2056, Ser.
2023-5YR1, Class AS
c
873,520
BBCMS Mortgage Trust
7,117,483
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
c,f
525,554
Principal
Amount Long-Term Fixed Income (79.2%) Value
Commercial Mortgage-Backed Securities (0.6%)
- continued
Velocity Commercial Capital Loan
Trust
$ 889,615
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,c
$ 900,029
1,140,194
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,c
1,156,905
1,059,523
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,c
1,099,111
Total 4,901,167
Communications Services (3.7%)
AMC Networks, Inc.
85,000 10.250%,  1/15/2029
a
83,994
American Tower Corporation
247,000 4.400%,  2/15/2026 245,010
144,000 1.450%,  9/15/2026 134,068
243,000 5.500%,  3/15/2028 248,249
160,000 5.800%,  11/15/2028 165,988
192,000 3.800%,  8/15/2029 182,870
AT&T, Inc.
792,000 3.550%,  9/15/2055 548,990
433,000 4.300%,  2/15/2030 423,462
158,000 5.400%,  2/15/2034 161,418
Bell Telephone Company of
Canada
345,000 5.550%,  2/15/2054 344,322
157,000 5.100%,  5/11/2033 157,506
Cable One, Inc., Convertible
84,000 1.125%,  3/15/2028
e
63,176
CCO Holdings, LLC/CCO Holdings
Capital Corporation
250,000 5.500%,  5/1/2026
a
248,664
515,000 5.125%,  5/1/2027
a
500,201
463,000 5.000%,  2/1/2028
a
440,786
145,000 5.375%,  6/1/2029
a
135,555
311,000 6.375%,  9/1/2029
a
302,810
1,090,000 4.750%,  3/1/2030
a
975,826
161,000 4.500%,  8/15/2030
a
140,962
328,000 4.250%,  2/1/2031
a
279,082
109,000 4.750%,  2/1/2032
a
93,217
417,000 4.250%,  1/15/2034
a
329,425
CenterPoint Energy, Inc.,
Convertible
5,766 3.369%,  9/15/2029 227,526
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
147,000 6.150%,  11/10/2026 149,811
221,000 5.050%,  3/30/2029 216,848
234,000 6.550%,  6/1/2034 240,022
Cimpress plc
185,000 7.000%,  6/15/2026 185,033
Clear Channel Outdoor Holdings,
Inc.
83,000 7.875%,  4/1/2030
a
84,469
Clear Channel Worldwide
Holdings, Inc.
700,000 5.125%,  8/15/2027
a
678,041
Comcast Corporation
483,000 5.650%,  6/1/2054 492,511
476,000 3.400%,  4/1/2030 446,417

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Communications Services (3.7%) - continued
Crown Castle, Inc.
$ 205,000 2.900%,  3/15/2027 $ 194,963
Deutsche Telekom International
Finance BV
499,000 8.750%,  6/15/2030 592,903
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
1,153,000 5.875%,  8/15/2027
a
1,110,283
Frontier Communications
Holdings, LLC
553,000 5.875%,  10/15/2027
a
547,558
240,000 8.750%,  5/15/2030
a
251,432
166,000 8.625%,  3/15/2031
a
173,868
GCI, LLC
625,000 4.750%,  10/15/2028
a
580,181
Gray Television, Inc.
374,000 7.000%,  5/15/2027
a,e
361,999
474,000 10.500%,  7/15/2029
a
494,622
Iliad Holding SASU
297,000 6.500%,  10/15/2026
a
297,615
439,000 8.500%,  4/15/2031
a
457,362
Intelsat Jackson Holdings SA
441,000 6.500%,  3/15/2030
a
419,534
Lamar Media Corporation
267,000 3.625%,  1/15/2031 237,243
LCPR Senior Secured Financing
DAC
652,000 6.750%,  10/15/2027
a
607,627
Level 3 Financing, Inc.
166,327 10.500%,  4/15/2029
a,e
170,485
166,328 11.000%,  11/15/2029
a
176,081
237,000 10.500%,  5/15/2030
a,e
242,214
McGraw-Hill Education, Inc.
499,000 5.750%,  8/1/2028
a
480,607
Meta Platforms, Inc.
169,000 3.850%,  8/15/2032 160,311
News Corporation
279,000 3.875%,  5/15/2029
a
258,303
Nexstar Media, Inc.
204,000 5.625%,  7/15/2027
a
197,852
167,000 4.750%,  11/1/2028
a,e
153,652
Optics Bidco SPA
410,000 6.000%,  9/30/2034
a
387,450
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
205,000 4.625%,  3/15/2030
a
188,360
Paramount Global
150,000 6.250%,  2/28/2057
c
131,010
317,000 6.375%,  3/30/2062
c
291,046
Playtika Holding Corporation
419,000 4.250%,  3/15/2029
a
372,287
Rogers Communications, Inc.
125,000 5.250%,  3/15/2082
a,c
121,001
266,000 5.000%,  2/15/2029 266,875
438,000 5.300%,  2/15/2034 438,996
Scripps Escrow II, Inc.
164,000 3.875%,  1/15/2029
a
106,692
Sinclair Television Group, Inc.
153,000 4.125%,  12/1/2030
a,e
106,344
Sirius XM Radio, Inc.
372,000 5.000%,  8/1/2027
a
359,959
485,000 4.000%,  7/15/2028
a
445,110
Principal
Amount Long-Term Fixed Income (79.2%) Value
Communications Services (3.7%) - continued
$ 100,000 4.125%,  7/1/2030
a
$ 86,918
Sprint Capital Corporation
511,000 6.875%,  11/15/2028 547,869
220,000 8.750%,  3/15/2032 267,502
Take-Two Interactive Software, Inc.
172,000 5.600%,  6/12/2034 175,300
TEGNA, Inc.
169,000 4.750%,  3/15/2026
a
166,401
516,000 4.625%,  3/15/2028 473,398
Telecom Italia Capital SA
27,000 6.000%,  9/30/2034 25,414
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
a
572,243
T-Mobile USA, Inc.
160,000 5.500%,  1/15/2055 158,085
338,000 3.375%,  4/15/2029 316,796
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
513,000 4.750%,  4/15/2028
a
443,042
Univision Communications, Inc.
68,000 8.000%,  8/15/2028
a
68,337
543,000 4.500%,  5/1/2029
a
474,290
249,000 7.375%,  6/30/2030
a
239,733
Urban One, Inc.
102,000 7.375%,  2/1/2028
a
77,852
Verizon Communications, Inc.
207,000 5.500%,  2/23/2054 207,547
247,000 2.100%,  3/22/2028 226,400
552,000 3.150%,  3/22/2030 509,038
296,000 2.355%,  3/15/2032 247,628
Viasat, Inc.
272,000 6.500%,  7/15/2028
a,e
221,433
Virgin Media Finance plc
195,000 5.000%,  7/15/2030
a
164,334
Virgin Media Secured Finance plc
421,000 5.500%,  5/15/2029
a
392,099
VMED O2 UK Financing I plc
201,000 4.750%,  7/15/2031
a
172,566
177,000 7.750%,  4/15/2032
a
176,912
Vodafone Group plc
250,000 5.125%,  6/4/2081
c
187,839
286,000 5.750%,  6/28/2054 283,836
175,000 5.875%,  6/28/2064 172,666
164,000 7.000%,  4/4/2079
c
169,778
VZ Secured Financing BV
678,000 5.000%,  1/15/2032
a
594,119
Walt Disney Company
123,000 3.800%,  3/22/2030 118,485
Warnermedia Holdings, Inc.
599,000 4.054%,  3/15/2029 554,973
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
183,000 7.750%,  8/15/2028
a
176,524
Zegona Finance plc
312,000 8.625%,  7/15/2029
a
318,279
Ziggo Bond Company BV
199,000 5.125%,  2/28/2030
a,e
175,725
Ziggo BV
183,000 4.875%,  1/15/2030
a
166,602
Total 29,638,047

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Consumer Cyclical (5.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
$ 700,000 4.375%,  1/15/2028
a
$ 665,622
Adient Global Holdings, Ltd.
270,000 8.250%,  4/15/2031
a,e
283,872
Alimentation Couche-Tard, Inc.
279,000 5.617%,  2/12/2054
a
282,554
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
8,000 6.625%,  7/15/2026
a
8,012
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
765,000 4.625%,  6/1/2028
a
706,250
Allison Transmission, Inc.
276,000 3.750%,  1/30/2031
a
245,652
Amazon.com, Inc.
147,000 1.500%,  6/3/2030 125,305
312,000 4.700%,  12/1/2032 315,938
American Axle & Manufacturing,
Inc.
150,000 6.875%,  7/1/2028 150,032
475,000 5.000%,  10/1/2029
e
435,657
American Honda Finance
Corporation
245,000 5.650%,  11/15/2028 254,912
365,000 5.050%,  7/10/2031 369,604
241,000 4.900%,  1/10/2034 239,716
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
91,000 7.000%,  4/15/2030
a,e
77,179
Arko Corporation
310,000 5.125%,  11/15/2029
a,e
270,436
Asbury Automotive Group, Inc.
288,000 5.000%,  2/15/2032
a
265,400
Ashton Woods USA, LLC/Ashton
Woods Finance Company
280,000 4.625%,  8/1/2029
a
258,526
150,000 4.625%,  4/1/2030
a
136,931
Aston Martin Capital Holdings, Ltd.
216,000 10.000%,  3/31/2029
a
216,871
Beazer Homes USA, Inc.
286,000 7.500%,  3/15/2031
a
290,218
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 125,298
Booking Holdings, Inc.,
Convertible
106,000 0.750%,  5/1/2025 208,754
Boyd Gaming Corporation
430,000 4.750%,  6/15/2031
a
396,086
Boyne USA, Inc.
274,000 4.750%,  5/15/2029
a
259,486
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
252,000 4.875%,  2/15/2030
a
231,016
Burlington Stores, Inc., Convertible
168,000 2.250%,  4/15/2025
e
208,236
73,000 1.250%,  12/15/2027
a
101,360
Caesars Entertainment, Inc.
2,000 8.125%,  7/1/2027
a
2,043
1,100,000 4.625%,  10/15/2029
a
1,021,972
202,000 6.500%,  2/15/2032
a
204,666
Principal
Amount Long-Term Fixed Income (79.2%) Value
Consumer Cyclical (5.1%) - continued
Carnival Corporation
$ 381,000 7.625%,  3/1/2026
a
$ 384,686
759,000 5.750%,  3/1/2027
a
755,216
401,000 4.000%,  8/1/2028
a
379,410
336,000 6.000%,  5/1/2029
a,e
335,184
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
83,000 5.375%,  4/15/2027 82,770
454,000 5.250%,  7/15/2029 442,120
Choice Hotels International, Inc.
185,000 3.700%,  12/1/2029
e
169,853
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
a
255,856
202,000 6.750%,  5/1/2031
a
205,145
Clarios Global, LP/Clarios US
Finance Company, Inc.
600,000 6.750%,  5/15/2028
a
610,991
Crocs, Inc.
165,000 4.250%,  3/15/2029
a
152,212
Cushman & Wakefield US
Borrower, LLC
83,000 6.750%,  5/15/2028
a
83,165
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 67,013
Daimler Trucks Finance North
America, LLC
150,000 5.400%,  9/20/2028
a
153,415
Dana, Inc.
166,000 5.625%,  6/15/2028 161,777
250,000 4.250%,  9/1/2030 220,767
245,000 4.500%,  2/15/2032 214,061
eG Global Finance plc
83,000 12.000%,  11/30/2028
a
88,873
Expedia Group, Inc.
220,000 3.250%,  2/15/2030 202,590
Expedia Group, Inc., Convertible
170,000 Zero Coupon,  2/15/2026 157,072
Ford Motor Company, Convertible
372,000 Zero Coupon,  3/15/2026 360,654
Ford Motor Credit Company, LLC
266,000 5.850%,  5/17/2027 268,811
255,000 2.900%,  2/10/2029 228,609
275,000 7.122%,  11/7/2033 293,667
Forestar Group, Inc.
173,000 3.850%,  5/15/2026
a
167,282
Gap, Inc.
120,000 3.625%,  10/1/2029
a
104,891
Garrett Motion Holdings, Inc./
Garrett LX I SARL
236,000 7.750%,  5/31/2032
a
239,968
General Motors Financial
Company, Inc.
124,000 1.200%,  10/15/2024 122,862
544,000 2.900%,  2/26/2025 535,841
135,000 2.750%,  6/20/2025 131,873
250,000 5.800%,  6/23/2028 256,650
204,000 5.800%,  1/7/2029 209,803
150,000 5.700%,  9/30/2030
c,e,h
142,302
121,000 5.750%,  2/8/2031 123,814
306,000 5.950%,  4/4/2034 311,876

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Consumer Cyclical (5.1%) - continued
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
$ 166,000 3.500%,  3/1/2029
a
$ 150,931
Goodyear Tire & Rubber Company
166,000 4.875%,  3/15/2027 161,911
315,000 5.000%,  7/15/2029
e
297,297
Hanesbrands, Inc.
191,000 4.875%,  5/15/2026
a
187,070
186,000 9.000%,  2/15/2031
a,e
196,860
Harley-Davidson Financial
Services, Inc.
264,000 5.950%,  6/11/2029
a
268,107
Hilton Domestic Operating
Company, Inc.
763,000 4.875%,  1/15/2030 737,707
83,000 4.000%,  5/1/2031
a
75,179
479,000 3.625%,  2/15/2032
a
419,529
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
593,000 5.000%,  6/1/2029
a
557,758
Home Depot, Inc.
181,000 5.300%,  6/25/2054 180,113
181,000 5.400%,  6/25/2064 181,316
208,000 3.250%,  4/15/2032 189,346
Hyundai Capital America
118,000 5.500%,  3/30/2026
a
118,770
221,000 3.000%,  2/10/2027
a,e
210,978
166,000 6.500%,  1/16/2029
a
175,578
Hyundai Capital Services, Inc.
200,000 5.125%,  2/5/2027
a,e
200,525
International Game Technology plc
545,000 5.250%,  1/15/2029
a
534,378
Jacobs Entertainment, Inc.
268,000 6.750%,  2/15/2029
a
250,536
Jaguar Land Rover Automotive plc
200,000 5.500%,  7/15/2029
a
195,595
KB Home
395,000 4.800%,  11/15/2029 378,336
L Brands, Inc.
880,000 6.625%,  10/1/2030
a
888,357
100,000 6.875%,  11/1/2035 101,317
Las Vegas Sands Corporation
168,000 5.900%,  6/1/2027 170,668
Light & Wonder International, Inc.
457,000 7.250%,  11/15/2029
a
470,259
Live Nation Entertainment, Inc.
185,000 4.750%,  10/15/2027
a
179,381
Live Nation Entertainment, Inc.,
Convertible
144,000 2.000%,  2/15/2025
e
150,091
271,000 3.125%,  1/15/2029
e
306,989
Lowe's Companies, Inc.
335,000 4.500%,  4/15/2030 331,555
Macy's Retail Holdings, LLC
335,000 5.875%,  4/1/2029
a,e
327,197
165,000 6.125%,  3/15/2032
a
157,472
Marriott International, Inc./MD
165,000 4.900%,  4/15/2029 166,024
220,000 4.625%,  6/15/2030 218,235
Marriott Vacations Worldwide
Corporation, Convertible
162,000 Zero Coupon,  1/15/2026 148,343
266,000 3.250%,  12/15/2027 243,523
Principal
Amount Long-Term Fixed Income (79.2%) Value
Consumer Cyclical (5.1%) - continued
Mattamy Group Corporation
$ 373,000 5.250%,  12/15/2027
a
$ 364,759
McDonald's Corporation
152,000 4.950%,  8/14/2033 153,376
Melco Resorts Finance, Ltd.
459,000 5.375%,  12/4/2029
a
412,753
425,000 7.625%,  4/17/2032
a
422,864
Meritage Homes Corporation,
Convertible
111,000 1.750%,  5/15/2028
a
122,411
Michaels Companies, Inc.
244,000 5.250%,  5/1/2028
a
180,495
NCL Corporation, Ltd.
203,000 5.875%,  3/15/2026
a
202,093
396,000 5.875%,  2/15/2027
a
393,131
Nordstrom, Inc.
160,000 4.375%,  4/1/2030 145,471
225,000 4.250%,  8/1/2031 200,244
PENN Entertainment, Inc.
415,000 4.125%,  7/1/2029
a,e
367,269
PetSmart, Inc./PetSmart Finance
Corporation
690,000 4.750%,  2/15/2028
a
648,278
260,000 7.750%,  2/15/2029
a
252,349
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
540,000 5.750%,  4/15/2026
a
539,580
370,000 6.250%,  1/15/2028
a
368,784
QVC, Inc.
104,000 4.375%,  9/1/2028
e
79,560
Rakuten Group, Inc.
248,000 11.250%,  2/15/2027
a
267,954
285,000 9.750%,  4/15/2029
a
301,719
Royal Caribbean Cruises, Ltd.
731,000 4.250%,  7/1/2026
a
711,956
416,000 9.250%,  1/15/2029
a
444,665
149,000 7.250%,  1/15/2030
a
156,165
SeaWorld Parks and
Entertainment, Inc.
398,000 5.250%,  8/15/2029
a
379,114
Service Corporation International/
US
166,000 3.375%,  8/15/2030 146,874
Six Flags Entertainment
Corporation
83,000 7.250%,  5/15/2031
a,e
85,568
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
83,000 6.625%,  5/1/2032
a
85,227
Six Flags Theme Parks, Inc.
88,000 7.000%,  7/1/2025
a
88,036
Sonic Automotive, Inc.
207,000 4.875%,  11/15/2031
a
184,860
Staples, Inc.
338,000 10.750%,  9/1/2029
a
327,408
Station Casinos, LLC
383,000 4.625%,  12/1/2031
a
349,029
Target Corporation
307,000 2.350%,  2/15/2030 275,082
Tenneco, Inc.
551,000 8.000%,  11/17/2028
a
500,067

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Consumer Cyclical (5.1%) - continued
Toyota Motor Credit Corporation
$ 162,000 5.550%,  11/20/2030 $ 170,036
175,000 4.800%,  1/5/2034 174,164
Tractor Supply Company
151,000 5.250%,  5/15/2033 152,850
Uber Technologies, Inc.,
Convertible
173,000 Zero Coupon,  12/15/2025 178,190
280,000 0.875%,  12/1/2028
a
312,060
VICI Properties, LP/VICI Note
Company, Inc.
496,000 5.750%,  2/1/2027
a
499,470
Victoria's Secret & Company
390,000 4.625%,  7/15/2029
a
323,525
Viking Cruises, Ltd.
851,000 5.875%,  9/15/2027
a
845,894
Volkswagen Group of America
Finance, LLC
68,000 3.350%,  5/13/2025
a
66,925
Wabash National Corporation
260,000 4.500%,  10/15/2028
a
236,059
Walgreens Boots Alliance, Inc.
288,000 3.200%,  4/15/2030
e
237,480
125,000 4.800%,  11/18/2044
e
93,721
WASH Multifamily Acquisition, Inc.
227,000 5.750%,  4/15/2026
a
223,393
Wyndham Hotels & Resorts, Inc.
434,000 4.375%,  8/15/2028
a
409,497
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
150,000 7.125%,  2/15/2031
a
156,369
Yum! Brands, Inc.
507,000 4.750%,  1/15/2030
a
488,588
ZF North America Capital, Inc.
274,000 7.125%,  4/14/2030
a
284,421
Total 40,515,697
Consumer Non-Cyclical (4.6%)
1375209 B.C., Ltd.
165,000 9.000%,  1/30/2028
a,e
156,430
AbbVie, Inc.
406,000 5.500%,  3/15/2064 410,629
247,000 5.350%,  3/15/2044 251,043
AdaptHealth, LLC
736,000 4.625%,  8/1/2029
a
656,982
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
522,000 4.625%,  1/15/2027
a
508,926
556,000 3.500%,  3/15/2029
a
506,543
Altria Group, Inc.
166,000 6.200%,  11/1/2028 174,972
Amgen, Inc.
247,000 5.150%,  3/2/2028 250,372
Anheuser-Busch InBev Worldwide,
Inc.
295,000 4.750%,  1/23/2029 297,923
487,000 5.000%,  6/15/2034 493,879
Archer-Daniels-Midland Company
155,000 4.500%,  8/15/2033 150,839
AstraZeneca Finance, LLC
299,000 1.750%,  5/28/2028 270,470
258,000 5.000%,  2/26/2034 262,501
Principal
Amount Long-Term Fixed Income (79.2%) Value
Consumer Non-Cyclical (4.6%) - continued
B&G Foods, Inc.
$ 334,000 8.000%,  9/15/2028
a
$ 340,564
BAT Capital Corporation
202,000 6.343%,  8/2/2030 215,009
113,000 5.834%,  2/20/2031 117,225
141,000 7.750%,  10/19/2032 162,599
Bausch + Lomb Corporation
96,000 8.375%,  10/1/2028
a
98,632
Bausch Health Companies, Inc.
266,000 5.500%,  11/1/2025
a
249,136
612,000 4.875%,  6/1/2028
a
471,301
Becton, Dickinson and Company
165,000 4.693%,  2/13/2028 165,037
221,000 2.823%,  5/20/2030 199,528
BellRing Brands, Inc.
282,000 7.000%,  3/15/2030
a
290,607
BioMarin Pharmaceutical, Inc.,
Convertible
224,000 1.250%,  5/15/2027
e
215,712
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 195,524
Bristol-Myers Squibb Company
331,000 5.550%,  2/22/2054 335,343
166,000 5.750%,  2/1/2031 175,915
82,000 5.900%,  11/15/2033 88,170
Campbell Soup Company
526,000 5.400%,  3/21/2034 535,263
Cargill, Inc.
288,000 2.125%,  11/10/2031
a
241,413
Catalent Pharma Solutions, Inc.
203,000 3.125%,  2/15/2029
a
195,993
Central Garden & Pet Company
386,000 4.125%,  10/15/2030 348,765
Charles River Laboratories
International, Inc.
200,000 4.000%,  3/15/2031
a
181,725
Chefs' Warehouse, Inc.,
Convertible
122,000 2.375%,  12/15/2028
e
141,288
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
a
65,450
Chobani, LLC/Chobani Finance
Corporation, Inc.
319,000 4.625%,  11/15/2028
a
304,402
CHS/Community Health Systems,
Inc.
379,000 5.625%,  3/15/2027
a
362,913
117,000 8.000%,  12/15/2027
a
117,073
500,000 6.000%,  1/15/2029
a
464,227
335,000 5.250%,  5/15/2030
a
292,145
220,000 4.750%,  2/15/2031
a
180,948
237,000 10.875%,  1/15/2032
a
254,772
Cigna Group
167,000 5.600%,  2/15/2054 164,644
213,000 2.400%,  3/15/2030 188,782
Coca-Cola Company
161,000 5.300%,  5/13/2054 163,829
Concentra Escrow Issuer
Corporation
84,000 6.875%,  7/15/2032
a
86,546
Constellation Brands, Inc.
163,000 4.800%,  1/15/2029 163,385
295,000 3.150%,  8/1/2029 273,553
110,000 4.900%,  5/1/2033 108,555

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Consumer Non-Cyclical (4.6%) - continued
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
$ 468,000 4.750%,  1/15/2029
a
$ 447,784
235,000 6.625%,  7/15/2030
a
241,306
CVS Health Corporation
318,000 6.050%,  6/1/2054 319,786
168,000 5.000%,  2/20/2026 167,976
115,000 4.300%,  3/25/2028 112,745
158,000 5.300%,  6/1/2033 157,720
488,000 4.780%,  3/25/2038 448,249
515,000 6.000%,  6/1/2044 517,656
Diageo Capital plc
129,000 2.000%,  4/29/2030 112,558
250,000 5.625%,  10/5/2033 265,131
Edgewell Personal Care Company
340,000 5.500%,  6/1/2028
a
333,297
Eli Lilly & Company
328,000 5.000%,  2/9/2054 319,728
310,000 4.700%,  2/27/2033 311,388
Embecta Corporation
155,000 6.750%,  2/15/2030
a
138,207
Encompass Health Corporation
860,000 4.500%,  2/1/2028 831,434
Endo Finance Holdings, Inc.
165,000 8.500%,  4/15/2031
a,e
173,897
Energizer Holdings, Inc.
180,000 4.750%,  6/15/2028
a
170,742
435,000 4.375%,  3/31/2029
a
401,621
Envista Holdings Corporation,
Convertible
81,000 1.750%,  8/15/2028
a,e
69,603
Fortrea Holdings, Inc.
136,000 7.500%,  7/1/2030
a,e
137,949
GE HealthCare Technologies, Inc.
274,000 6.377%,  11/22/2052
i
305,050
General Mills, Inc.
62,000 4.950%,  3/29/2033 61,797
Gilead Sciences, Inc.
160,000 5.250%,  10/15/2033 164,507
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
165,000 7.875%,  9/1/2025
a,e
163,922
HLF Financing SARL, LLC/
Herbalife International, Inc.
308,000 4.875%,  6/1/2029
a
209,440
Integer Holdings Corporation,
Convertible
240,000 2.125%,  2/15/2028 349,680
Jazz Investments I, Ltd.,
Convertible
425,000 2.000%,  6/15/2026 415,129
Jazz Securities DAC
115,000 4.375%,  1/15/2029
a
108,003
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
395,000 2.500%,  1/15/2027 370,701
173,000 3.625%,  1/15/2032 151,182
Johnson & Johnson
322,000 5.250%,  6/1/2054 332,446
Principal
Amount Long-Term Fixed Income (79.2%) Value
Consumer Non-Cyclical (4.6%) - continued
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
$ 163,000 9.000%,  2/15/2029
a
$ 167,282
Kenvue, Inc.
85,000 5.000%,  3/22/2030 87,072
Keurig Dr Pepper, Inc.
272,000 3.200%,  5/1/2030 250,531
344,000 5.300%,  3/15/2034 350,040
Kraft Heinz Foods Company
152,000 6.750%,  3/15/2032 168,716
Kroger Company
124,000 4.500%,  1/15/2029 123,614
Legacy LifePoint Health, LLC
205,000 4.375%,  2/15/2027
a
198,157
LifePoint Health, Inc.
325,000 9.875%,  8/15/2030
a
354,191
196,000 11.000%,  10/15/2030
a
219,981
Mattel, Inc.
415,000 3.375%,  4/1/2026
a
401,619
McKesson Corporation
490,000 1.300%,  8/15/2026 457,487
Medline Borrower, LP/Medline Co-
Issuer, Inc.
374,000 6.250%,  4/1/2029
a
381,607
Medtronic Global Holdings SCA
160,000 4.500%,  3/30/2033 157,334
Mozart Debt Merger Sub, Inc.
449,000 3.875%,  4/1/2029
a
419,013
318,000 5.250%,  10/1/2029
a
307,377
MPH Acquisition Holdings, LLC
166,000 5.500%,  9/1/2028
a
129,587
Nestle Capital Corporation
200,000 5.100%,  3/12/2054
a
197,076
Newell Brands, Inc.
172,000 6.375%,  9/15/2027
e
171,805
171,000 6.625%,  9/15/2029 171,561
Organon & Company/Organon
Foreign Debt Co-Issuer BV
233,000 4.125%,  4/30/2028
a
218,908
652,000 5.125%,  4/30/2031
a
600,033
Owens & Minor, Inc.
294,000 6.625%,  4/1/2030
a,e
274,630
PepsiCo, Inc.
351,000 5.250%,  7/17/2054 356,206
Performance Food Group, Inc.
249,000 4.250%,  8/1/2029
a
230,619
Perrigo Finance Unlimited
Company
275,000 4.900%,  6/15/2030 259,570
Philip Morris International, Inc.
322,000 4.875%,  2/15/2028 324,245
141,000 5.625%,  11/17/2029 147,264
174,000 5.125%,  2/13/2031 176,459
141,000 5.750%,  11/17/2032 147,547
256,000 5.250%,  2/13/2034 257,961
Post Holdings, Inc.
249,000 4.625%,  4/15/2030
a
231,973
388,000 4.500%,  9/15/2031
a
352,854
Post Holdings, Inc., Convertible
248,000 2.500%,  8/15/2027 281,852
Primo Water Holdings, Inc.
332,000 4.375%,  4/30/2029
a
309,169

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Consumer Non-Cyclical (4.6%) - continued
Procter & Gamble Company
$ 122,000 1.200%,  10/29/2030 $ 101,727
Roche Holdings, Inc.
250,000 5.218%,  3/8/2054
a
253,238
141,000 1.930%,  12/13/2028
a
127,102
200,000 2.076%,  12/13/2031
a
167,938
Royalty Pharma plc
343,000 1.200%,  9/2/2025 328,329
238,000 5.150%,  9/2/2029 239,617
Scotts Miracle-Gro Company
199,000 4.500%,  10/15/2029 185,116
Simmons Foods, Inc.
664,000 4.625%,  3/1/2029
a
597,523
Sotera Health Holdings, LLC
177,000 7.375%,  6/1/2031
a
180,549
Spectrum Brands, Inc.,
Convertible
145,000 3.375%,  6/1/2029
a
140,650
Star Parent, Inc.
152,000 9.000%,  10/1/2030
a
162,207
Sysco Corporation
128,000 5.950%,  4/1/2030 135,428
Takeda Pharmaceutical Company,
Ltd.
280,000 5.650%,  7/5/2054 279,632
297,000 5.000%,  11/26/2028 299,350
200,000 5.650%,  7/5/2044 200,622
Tenet Healthcare Corporation
1,105,000 5.125%,  11/1/2027 1,085,341
201,000 4.375%,  1/15/2030 188,553
404,000 6.750%,  5/15/2031 415,128
Teva Pharmaceutical Finance
Netherlands III BV
375,000 3.150%,  10/1/2026 355,125
Topgolf Callaway Brands
Corporation, Convertible
111,000 2.750%,  5/1/2026 125,819
Unilever Capital Corporation
225,000 5.000%,  12/8/2033 230,651
US Acute Care Solutions, LLC
168,000 9.750%,  5/15/2029
a
166,568
Viterra Finance BV
324,000 3.200%,  4/21/2031
a
286,496
Winnebago Industries, Inc.,
Convertible
131,000 3.250%,  1/15/2030
a
130,214
Wyeth, LLC
382,000 6.500%,  2/1/2034 429,106
Zoetis, Inc.
236,000 5.600%,  11/16/2032 246,526
Total 36,800,011
Energy (4.4%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
330,000 5.375%,  6/15/2029
a
322,675
Apache Corporation
239,000 4.375%,  10/15/2028 228,936
Archrock Partners, LP/Archrock
Partners Finance Corporation
585,000 6.250%,  4/1/2028
a
583,592
Principal
Amount Long-Term Fixed Income (79.2%) Value
Energy (4.4%) - continued
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
$ 338,000 8.250%,  12/31/2028
a
$ 346,972
169,000 5.875%,  6/30/2029
a
165,755
Baytex Energy Corporation
338,000 8.500%,  4/30/2030
a
356,767
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
271,000 7.000%,  7/15/2029
a
278,397
Borr IHC, Ltd./Borr Finance, LLC
403,952 10.375%,  11/15/2030
a,e
426,317
BP Capital Markets America, Inc.
614,000 4.234%,  11/6/2028 605,347
259,000 4.812%,  2/13/2033 256,522
BP Capital Markets plc
191,000 4.875%,  3/22/2030
c,h
180,447
208,000 6.450%,  12/1/2033
c,h
214,664
Buckeye Partners, LP
233,000 4.500%,  3/1/2028
a
222,244
333,000 6.875%,  7/1/2029
a
338,299
California Resources Corporation
203,000 8.250%,  6/15/2029
a
207,879
Cheniere Energy Partners, LP
146,000 4.500%,  10/1/2029 141,294
146,000 3.250%,  1/31/2032 127,372
259,000 5.950%,  6/30/2033 267,555
Cheniere Energy, Inc.
158,000 5.650%,  4/15/2034
a
160,555
Civitas Resources, Inc.
266,000 8.375%,  7/1/2028
a
279,276
113,000 8.625%,  11/1/2030
a
122,052
410,000 8.750%,  7/1/2031
a
440,905
CNX Resources Corporation
195,000 6.000%,  1/15/2029
a
193,023
CNX Resources Corporation,
Convertible
173,000 2.250%,  5/1/2026 361,310
Columbia Pipelines Holding
Company, LLC
167,000 6.055%,  8/15/2026
a
169,557
317,000 6.042%,  8/15/2028
a
329,447
Comstock Resources, Inc.
331,000 6.750%,  3/1/2029
a
319,829
235,000 6.750%,  3/1/2029
a
227,687
330,000 5.875%,  1/15/2030
a
306,957
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
175,000 5.500%,  6/15/2031
a
167,849
Crescent Energy Finance, LLC
204,000 9.250%,  2/15/2028
a
215,359
509,000 7.625%,  4/1/2032
a
522,011
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
370,000 8.625%,  3/15/2029
a
384,389
Diamond Foreign Asset Company/
Diamond Finance, LLC
128,000 8.500%,  10/1/2030
a
136,262
Diamondback Energy, Inc.
381,000 5.750%,  4/18/2054 377,129
DT Midstream, Inc.
264,000 4.125%,  6/15/2029
a
246,790
Enbridge, Inc.
175,000 7.375%,  1/15/2083
c
176,042
175,000 7.625%,  1/15/2083
c
181,839

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Energy (4.4%) - continued
$ 244,000 5.950%,  4/5/2054 $ 247,546
78,000 5.700%,  3/8/2033 80,537
Enerflex, Ltd.
267,000 9.000%,  10/15/2027
a
275,319
Energy Transfer, LP
161,000 5.950%,  5/15/2054 158,985
530,000 8.000%,  5/15/2054
c
564,238
161,000 6.050%,  9/1/2054 161,388
175,000 6.750%,  5/15/2025
c,h
173,647
169,000 4.400%,  3/15/2027 167,039
64,000 7.125%,  5/15/2030
c,h
63,796
169,000 6.400%,  12/1/2030 181,021
182,000 5.600%,  9/1/2034 184,667
Enterprise Products Operating,
LLC
148,000 4.150%,  10/16/2028 145,548
178,000
8.574%,  (TSFR3M +
3.248%), 8/16/2077
c
176,944
EQM Midstream Partners, LP
931,000 4.750%,  1/15/2031
a
879,042
Genesis Energy LP/Genesis
Energy Finance Corporation
270,000 8.875%,  4/15/2030 285,856
405,000 7.875%,  5/15/2032 413,562
Harvest Midstream I, LP
392,000 7.500%,  9/1/2028
a
401,153
249,000 7.500%,  5/15/2032
a
256,189
Hess Midstream Operations, LP
374,000 4.250%,  2/15/2030
a
347,115
Hilcorp Energy I, LP/Hilcorp
Finance Company
262,000 5.750%,  2/1/2029
a
257,609
166,000 6.000%,  4/15/2030
a
162,409
564,000 6.250%,  4/15/2032
a
548,617
Howard Midstream Energy
Partners, LLC
475,000 7.375%,  7/15/2032
a
489,213
ITT Holdings, LLC
475,000 6.500%,  8/1/2029
a
445,712
Kinder Morgan, Inc.
348,000 5.950%,  8/1/2054 349,067
Kodiak Gas Services, LLC
204,000 7.250%,  2/15/2029
a
209,853
Laredo Petroleum, Inc.
581,000 7.750%,  7/31/2029
a
587,554
MEG Energy Corporation
440,000 5.875%,  2/1/2029
a
434,517
MPLX, LP
370,000 1.750%,  3/1/2026 351,672
82,000 5.000%,  3/1/2033 80,229
130,000 5.500%,  6/1/2034 130,950
Nabors Industries, Inc.
166,000 7.375%,  5/15/2027
a
169,043
423,000 9.125%,  1/31/2030
a
451,895
National Fuel Gas Company
296,000 5.500%,  1/15/2026 296,914
New Fortress Energy, Inc.
137,000 6.750%,  9/15/2025
a
134,686
136,000 8.750%,  3/15/2029
a,e
123,319
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
135,000 8.125%,  2/15/2029
a
136,817
203,000 8.375%,  2/15/2032
a
207,436
Principal
Amount Long-Term Fixed Income (79.2%) Value
Energy (4.4%) - continued
Noble Finance II, LLC
$ 165,000 8.000%,  4/15/2030
a
$ 173,278
Northern Oil and Gas, Inc.
338,000 8.750%,  6/15/2031
a
356,238
Northern Oil and Gas, Inc.,
Convertible
214,000 3.625%,  4/15/2029 272,315
NuStar Logistics, LP
330,000 6.375%,  10/1/2030 336,791
Occidental Petroleum Corporation
204,000 5.000%,  8/1/2027 204,702
330,000 8.875%,  7/15/2030 385,868
ONEOK, Inc.
222,000 2.200%,  9/15/2025 215,265
164,000 5.550%,  11/1/2026 166,292
157,000 5.650%,  11/1/2028 161,856
Ovintiv, Inc.
201,000 5.650%,  5/15/2028 205,305
160,000 6.250%,  7/15/2033 167,338
PBF Holding Company, LLC/PBF
Finance Corporation
256,000 6.000%,  2/15/2028 251,117
Permian Resources Operating,
LLC, Convertible
79,000 3.250%,  4/1/2028 206,481
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 158,119
Plains All American Pipeline, LP
41,000
9.694%,  (TSFR3M +
4.372%), 9/3/2024
c,h
40,880
Plains All American Pipeline, LP/
PAA Finance Corporation
314,000 4.650%,  10/15/2025 311,859
Prairie Acquiror, LP
272,000 9.000%,  8/1/2029
a
280,455
Precision Drilling Corporation
420,000 6.875%,  1/15/2029
a
419,897
Range Resources Corporation
271,000 4.750%,  2/15/2030
a
256,691
Rockies Express Pipeline, LLC
424,000 4.950%,  7/15/2029
a
405,497
Saturn Oil & Gas, Inc.
204,000 9.625%,  6/15/2029
a
209,637
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
a
91,605
SM Energy Company
200,000 6.500%,  7/15/2028 199,527
117,000 7.000%,  8/1/2032
a
118,268
Southwestern Energy Company
250,000 4.750%,  2/1/2032 233,623
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
166,000 5.875%,  3/1/2027 164,659
Suncor Energy, Inc.
160,000 7.150%,  2/1/2032 178,721
Sunoco, LP
498,000 7.000%,  5/1/2029
a
512,573
Sunoco, LP/Sunoco Finance
Corporation
236,000 5.875%,  3/15/2028 235,095

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Energy (4.4%) - continued
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
$ 580,000 5.500%,  1/15/2028
a
$ 559,613
248,000 7.375%,  2/15/2029
a
251,253
Talos Production, Inc.
177,000 9.000%,  2/1/2029
a
186,499
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 344,072
Teine Energy, Ltd.
320,000 6.875%,  4/15/2029
a
317,319
TGNR Intermediate Holdings, LLC
360,000 5.500%,  10/15/2029
a
341,367
TotalEnergies Capital SA
489,000 5.488%,  4/5/2054 494,677
TransCanada Trust
342,000 5.875%,  8/15/2076
c
334,252
Transocean, Inc.
163,800 8.750%,  2/15/2030
a
172,061
UGI Corporation, Convertible
61,000 5.000%,  6/1/2028
a
63,409
USA Compression Partners, LP/
USA Compression Finance
Corporation
291,000 7.125%,  3/15/2029
a
296,145
Valaris, Ltd.
344,000 8.375%,  4/30/2030
a
360,190
Venture Global Calcasieu Pass,
LLC
640,000 3.875%,  8/15/2029
a
591,731
250,000 4.125%,  8/15/2031
a
227,262
Venture Global LNG, Inc.
615,000 8.125%,  6/1/2028
a
640,484
689,000 8.375%,  6/1/2031
a
724,048
441,000 9.875%,  2/1/2032
a
489,548
Viridien SA
83,000 8.750%,  4/1/2027
a
79,745
Williams Companies, Inc.
370,000 4.900%,  3/15/2029 371,063
147,000 2.600%,  3/15/2031 127,148
Total 35,212,244
Financials (11.9%)
Acrisure, LLC/Acrisure Finance,
Inc.
117,000 4.250%,  2/15/2029
a
107,672
166,000 7.500%,  11/6/2030
a
168,476
AerCap Holdings NV
164,000 5.875%,  10/10/2079
c,e
163,589
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
160,000 6.950%,  3/10/2055
c
161,792
220,000 6.500%,  7/15/2025 221,844
150,000 6.100%,  1/15/2027 153,639
243,000 5.750%,  6/6/2028 249,382
384,000 3.000%,  10/29/2028 355,321
Agree, LP
163,000 5.625%,  6/15/2034 165,497
Air Lease Corporation
133,000 2.300%,  2/1/2025 130,792
48,000 3.375%,  7/1/2025 47,112
189,000 4.650%,  6/15/2026
c,h
182,432
147,000 3.125%,  12/1/2030 131,702
Principal
Amount Long-Term Fixed Income (79.2%) Value
Financials (11.9%) - continued
Aircastle, Ltd.
$ 240,000 5.250%,  6/15/2026
a,c,h
$ 234,558
147,000 2.850%,  1/26/2028
a
135,156
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
164,000 4.250%,  10/15/2027
a
156,070
378,000 6.750%,  4/15/2028
a
379,872
238,000 7.000%,  1/15/2031
a
242,292
Ally Financial, Inc.
217,000 5.750%,  11/20/2025 217,769
328,000 4.700%,  5/15/2026
c,h
300,713
148,000 8.000%,  11/1/2031 166,542
258,000 6.700%,  2/14/2033 265,194
American Express Company
210,000 3.550%,  9/15/2026
c,h
196,082
320,000 6.338%,  10/30/2026
c
324,684
485,000 2.550%,  3/4/2027 459,912
American Homes 4 Rent, LP
156,000 2.375%,  7/15/2031 129,833
American International Group, Inc.
317,000 5.125%,  3/27/2033 319,658
AmWINS Group, Inc.
135,000 6.375%,  2/15/2029
a
136,956
401,000 4.875%,  6/30/2029
a
378,106
Aon North America, Inc.
328,000 5.750%,  3/1/2054 330,857
Apollo Debt Solutions BDC
300,000 6.700%,  7/29/2031
a
303,532
Ares Capital Corporation
70,000 4.250%,  3/1/2025 69,371
371,000 2.150%,  7/15/2026 347,214
194,000 5.875%,  3/1/2029 194,675
Arthur J. Gallagher & Company
246,000 5.750%,  7/15/2054 246,499
Assurant, Inc.
239,000 6.100%,  2/27/2026 241,097
Australia & New Zealand Banking
Group, Ltd.
338,000 2.950%,  7/22/2030
a,c
329,499
Aviation Capital Group, LLC
142,000 4.875%,  10/1/2025
a
140,956
Avolon Holdings Funding, Ltd.
309,000 4.250%,  4/15/2026
a
303,161
321,000 5.750%,  3/1/2029
a
326,758
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
a
86,708
Banco Santander SA
82,000 4.750%,  11/12/2026
c,h
75,580
200,000 5.294%,  8/18/2027 201,241
200,000 4.175%,  3/24/2028
c
194,929
200,000 6.921%,  8/8/2033 214,444
Bank of America Corporation
285,000 4.200%,  8/26/2024 284,654
711,000 6.250%,  9/5/2024
c,h
710,342
150,000 6.100%,  3/17/2025
c,h
149,545
339,000 1.319%,  6/19/2026
c
327,356
735,000 1.197%,  10/24/2026
c
699,414
220,000 6.125%,  4/27/2027
c,h
220,398
218,000 1.734%,  7/22/2027
c
204,631
283,000 4.376%,  4/27/2028
c
279,464
442,000 3.593%,  7/21/2028
c
426,494
218,000 4.948%,  7/22/2028
c
218,595
370,000 5.819%,  9/15/2029
c
383,116

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Financials (11.9%) - continued
$ 824,000 3.974%,  2/7/2030
c
$ 793,591
525,000 2.687%,  4/22/2032
c
453,952
216,000 2.572%,  10/20/2032
c
183,516
275,000 2.972%,  2/4/2033
c
238,426
241,000 5.468%,  1/23/2035
c
246,431
140,000 3.846%,  3/8/2037
c
125,980
Bank of Montreal
356,000 5.266%,  12/11/2026 360,275
235,000 5.203%,  2/1/2028 238,681
140,000 3.088%,  1/10/2037
c
117,237
Bank of New York Mellon
Corporation
165,000 6.317%,  10/25/2029
c
175,026
218,000 4.596%,  7/26/2030
c
217,002
165,000 6.474%,  10/25/2034
c
181,781
Bank of Nova Scotia
294,000 4.900%,  6/4/2025
c,h
288,679
148,000 1.050%,  3/2/2026 139,431
Barclays plc
248,000 6.125%,  12/15/2025
c,h
244,827
562,000 2.852%,  5/7/2026
c
550,953
200,000 5.501%,  8/9/2028
c
202,217
223,000 4.972%,  5/16/2029
c
222,280
200,000 6.224%,  5/9/2034
c
210,474
160,000 7.119%,  6/27/2034
c
173,168
BlackRock Funding, Inc.
162,000 5.250%,  3/14/2054 160,781
Blue Owl Capital Corporation II
163,000 8.450%,  11/15/2026
a
170,058
Blue Owl Credit Income
Corporation
209,000 4.700%,  2/8/2027 202,339
Blue Owl Technology Finance
Corporation
73,000 4.750%,  12/15/2025
a
71,186
221,000 3.750%,  6/17/2026
a
208,886
Blue Owl Technology Finance
Corporation II
80,000 6.750%,  4/4/2029
a
79,636
BNP Paribas SA
199,000 2.819%,  11/19/2025
a,c
197,281
200,000 3.132%,  1/20/2033
a,c
173,421
BPCE SA
133,000 2.375%,  1/14/2025
a
131,108
Bread Financial Holdings, Inc.,
Convertible
138,000 4.250%,  6/15/2028 212,962
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 222,517
Burford Capital Global Finance,
LLC
393,000 9.250%,  7/1/2031
a
418,769
Camden Property Trust
187,000 4.900%,  1/15/2034 183,995
Canadian Imperial Bank of
Commerce
197,000 5.926%,  10/2/2026 201,369
Capital One Financial Corporation
82,000 3.950%,  9/1/2026
c,h
75,682
206,000 3.273%,  3/1/2030
c
189,719
Capital One NA
199,000 2.280%,  1/28/2026
c
195,734
Castlelake Aviation Finance DAC
264,000 5.000%,  4/15/2027
a
257,158
Principal
Amount Long-Term Fixed Income (79.2%) Value
Financials (11.9%) - continued
Centene Corporation
$ 637,000 3.000%,  10/15/2030 $ 556,790
323,000 2.625%,  8/1/2031 269,234
Charles Schwab Corporation
328,000 5.375%,  6/1/2025
c,h
324,162
324,000 0.900%,  3/11/2026 303,462
203,000 4.000%,  6/1/2026
c,h
189,569
166,000 5.875%,  8/24/2026 169,113
200,000 2.000%,  3/20/2028 182,291
300,000 4.000%,  12/1/2030
c,h
253,274
158,000 6.136%,  8/24/2034
c
167,329
Citibank NA
250,000 5.570%,  4/30/2034 260,047
Citigroup, Inc.
116,000 5.000%,  9/12/2024
c,h
115,676
332,000 5.500%,  9/13/2025 333,085
150,000 4.000%,  12/10/2025
c,h
143,598
320,000 3.875%,  2/18/2026
c,h
303,277
522,000 1.122%,  1/28/2027
c
491,847
974,000 1.462%,  6/9/2027
c
913,091
285,000 3.070%,  2/24/2028
c
272,418
89,000 7.375%,  5/15/2028
c,h
91,265
204,000 7.625%,  11/15/2028
c,h
212,156
589,000 4.075%,  4/23/2029
c
573,864
128,000 7.125%,  8/15/2029
c,h
128,097
156,000 6.174%,  5/25/2034
c
161,945
225,000 7.000%,  8/15/2034
c,h
228,242
Citizens Financial Group, Inc.
162,000 4.000%,  10/6/2026
c,h
146,941
195,000 5.718%,  7/23/2032
c
197,401
CNA Financial Corporation
341,000 5.125%,  2/15/2034 338,922
Coinbase Global, Inc., Convertible
209,000 0.500%,  6/1/2026 214,956
236,000 0.250%,  4/1/2030
a
232,814
Comerica, Inc.
78,000 5.625%,  7/1/2025
c,h
76,273
92,000 5.982%,  1/30/2030
c
92,233
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
a
150,598
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
a,c
130,341
COPT Defense Properties, LP
292,000 2.250%,  3/15/2026 278,490
COPT Defense Properties, LP,
Convertible
65,000 5.250%,  9/15/2028
a
72,182
Corebridge Financial, Inc.
131,000 6.875%,  12/15/2052
c
133,359
161,000 6.050%,  9/15/2033
a
169,443
147,000 5.750%,  1/15/2034 151,332
Credit Acceptance Corporation
308,000 9.250%,  12/15/2028
a
328,681
Credit Agricole SA
147,000 3.250%,  1/14/2030
a
132,443
Credit Suisse Group AG
83,000 7.250%,  N/A
*,j
9,130
167,000 7.500%,  N/A
*,j
18,370
Dai-ichi Life Insurance Company,
Ltd.
270,000 5.100%,  10/28/2024
a,c,h
269,053
Deutsche Bank AG/New York, NY
502,000 2.129%,  11/24/2026
c
480,857

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Financials (11.9%) - continued
$ 280,000 2.311%,  11/16/2027
c
$ 261,760
230,000 6.819%,  11/20/2029
c
243,302
209,000 3.742%,  1/7/2033
c
176,068
Discover Bank
295,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
295,751
Discover Financial Services
72,000 6.700%,  11/29/2032 77,500
Diversified Healthcare Trust
197,000 Zero Coupon,  1/15/2026
a
174,214
Drawbridge Special Opportunities
Fund, LP
579,000 3.875%,  2/15/2026
a
556,649
Elevance Health, Inc.
322,000 5.650%,  6/15/2054 325,348
204,000 5.350%,  10/15/2025 204,611
452,000 2.550%,  3/15/2031 394,098
Encore Capital Group, Inc.
93,000 9.250%,  4/1/2029
a
97,994
Encore Capital Group, Inc.,
Convertible
152,000 4.000%,  3/15/2029 155,787
Equitable Holdings, Inc.
38,000 4.572%,  2/15/2029
a
37,401
Extra Space Storage, LP
180,000 5.900%,  1/15/2031 187,448
144,000 2.400%,  10/15/2031 121,033
Fairfax Financial Holdings, Ltd.
245,000 6.350%,  3/22/2054
a
252,004
Federal Realty OP, LP, Convertible
117,000 3.250%,  1/15/2029
a
119,340
Fifth Third Bancorp
148,000 4.500%,  9/30/2025
c,h
143,834
145,000 4.772%,  7/28/2030
c
142,490
Fifth Third Bank NA
398,000 3.850%,  3/15/2026 389,133
First Horizon Bank
220,000 5.750%,  5/1/2030
e
216,190
FirstCash, Inc.
413,000 5.625%,  1/1/2030
a
401,152
Five Corners Funding Trust III
220,000 5.791%,  2/15/2033
a
229,624
Fortress Transportation and
Infrastructure Investors, LLC
173,000 5.500%,  5/1/2028
a
169,610
307,000 7.000%,  5/1/2031
a
316,522
237,000 7.000%,  6/15/2032
a
244,423
Freedom Mortgage Corporation
159,000 7.625%,  5/1/2026
a
159,176
Freedom Mortgage Holdings, LLC
386,000 9.250%,  2/1/2029
a
388,764
165,000 9.125%,  5/15/2031
a
162,319
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 140,437
146,000 2.625%,  1/15/2027 134,253
GGAM Finance, Ltd.
336,000 7.750%,  5/15/2026
a
344,060
170,000 8.000%,  6/15/2028
a
179,919
136,000 6.875%,  4/15/2029
a
139,051
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
499,000 3.750%,  12/15/2027
a
451,614
Principal
Amount Long-Term Fixed Income (79.2%) Value
Financials (11.9%) - continued
goeasy, Ltd.
$ 260,000 9.250%,  12/1/2028
a
$ 278,830
171,000 7.625%,  7/1/2029
a
174,908
Goldman Sachs BDC, Inc.
177,000 6.375%,  3/11/2027 180,949
Goldman Sachs Group, Inc.
155,000 5.500%,  2/10/2025
c,h
154,576
141,000 3.500%,  4/1/2025 139,239
206,000 0.855%,  2/12/2026
c
200,980
250,000 3.650%,  8/10/2026
c,h
230,994
170,000 4.125%,  11/10/2026
c,h
159,158
429,000 1.948%,  10/21/2027
c
401,450
141,000 2.640%,  2/24/2028
c
133,115
573,000 3.615%,  3/15/2028
c
554,718
284,000 4.482%,  8/23/2028
c
280,602
294,000 3.814%,  4/23/2029
c
282,778
148,000 3.800%,  3/15/2030 141,062
148,000 2.615%,  4/22/2032
c
127,142
146,000 2.383%,  7/21/2032
c
122,768
354,000 5.330%,  7/23/2035
c
356,629
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 134,898
216,000
7.709%,  (TSFR3M +
2.387%), 2/12/2047
a,c
194,366
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
12,000 Zero Coupon,  5/1/2025
a
12,630
70,000 3.750%,  8/15/2028
a
92,295
Health Care Service Corporation
301,000 5.450%,  6/15/2034
a
304,240
HSBC Holdings plc
148,000 2.633%,  11/7/2025
c
146,838
162,000 1.645%,  4/18/2026
c
157,722
200,000 6.161%,  3/9/2029
c
207,681
413,000 4.583%,  6/19/2029
c
406,190
176,000 2.804%,  5/24/2032
c
150,750
HUB International, Ltd.
480,000 7.250%,  6/15/2030
a
495,062
Huntington Bancshares, Inc./OH
226,000 4.450%,  10/15/2027
c,e,h
207,925
440,000 5.709%,  2/2/2035
c
444,822
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
279,000 6.250%,  5/15/2026 278,103
671,000 5.250%,  5/15/2027 643,549
ING Groep NV
292,000 1.726%,  4/1/2027
c
276,247
200,000 6.083%,  9/11/2027
c
204,144
Intercontinental Exchange, Inc.
208,000 4.350%,  6/15/2029 204,018
Intesa Sanpaolo SPA
206,000 4.198%,  6/1/2032
a,c
178,353
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 181,134
J.P. Morgan Chase & Company
244,000 4.600%,  2/1/2025
c,h
242,165
252,000 4.000%,  4/1/2025
c,h
246,355
185,000 3.650%,  6/1/2026
c,h
175,675
471,000 1.045%,  11/19/2026
c
446,675
294,000 1.578%,  4/22/2027
c
277,496
265,000 2.947%,  2/24/2028
c
252,891
442,000 4.005%,  4/23/2029
c
429,852

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Financials (11.9%) - continued
$ 146,000 2.069%,  6/1/2029
c
$ 132,136
589,000 4.493%,  3/24/2031
c
579,404
141,000 2.963%,  1/25/2033
c
122,919
147,000 4.912%,  7/25/2033
c
145,623
142,000 5.717%,  9/14/2033
c
147,074
172,000 5.350%,  6/1/2034
c
175,139
159,000 6.254%,  10/23/2034
c
172,111
81,000 5.336%,  1/23/2035
c
82,282
273,000 5.766%,  4/22/2035
c
286,123
J.P. Morgan Chase Bank NA
365,000 5.110%,  12/8/2026 368,215
Jane Street Group/JSG Finance,
Inc.
269,000 4.500%,  11/15/2029
a
254,644
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
135,000 5.000%,  8/15/2028
a
125,383
Jefferson Capital Holdings, LLC
135,000 6.000%,  8/15/2026
a
134,040
338,000 9.500%,  2/15/2029
a
354,625
KeyBank NA/Cleveland, OH
221,000 3.900%,  4/13/2029 203,815
300,000 5.000%,  1/26/2033 284,025
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 236,703
114,000 6.250%,  1/15/2036 112,319
Kite Realty Group, LP
81,000 5.500%,  3/1/2034 81,320
Kite Realty Group, LP, Convertible
7,000 0.750%,  4/1/2027
a
7,444
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
170,000 4.250%,  2/1/2027
a
164,501
450,000 4.750%,  6/15/2029
a
427,692
Liberty Mutual Group, Inc.
93,000 4.125%,  12/15/2051
a,c
87,047
Lincoln National Corporation
135,000
7.948%,  (TSFR3M +
2.619%), 8/19/2024
c
109,300
Lloyds Banking Group plc
806,000 1.627%,  5/11/2027
c
758,679
M&T Bank Corporation
298,000 3.500%,  9/1/2026
c,h
256,895
Macquarie Airfinance Holdings,
Ltd.
569,000 6.400%,  3/26/2029
a
583,964
82,000 6.500%,  3/26/2031
a
85,099
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
a,c
272,324
Manufacturers & Traders Trust
Company
313,000 4.700%,  1/27/2028 308,029
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 128,544
MetLife, Inc.
300,000 3.850%,  9/15/2025
c,h
290,809
135,000 5.875%,  3/15/2028
c,e,h
134,376
176,000 6.400%,  12/15/2036 179,534
Metropolitan Life Global Funding I
285,000 2.950%,  4/9/2030
a
258,892
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 289,043
Principal
Amount Long-Term Fixed Income (79.2%) Value
Financials (11.9%) - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 290,000 1.538%,  7/20/2027
c
$ 271,791
Mizuho Financial Group, Inc.
425,000 1.554%,  7/9/2027
c
398,081
288,000 2.564%,  9/13/2031 239,911
158,000 5.748%,  7/6/2034
c
164,537
Molina Healthcare, Inc.
332,000 4.375%,  6/15/2028
a
316,052
Morgan Stanley
291,000 1.164%,  10/21/2025
c
288,041
95,000 5.000%,  11/24/2025 94,903
100,000 2.630%,  2/18/2026
c
98,492
294,000 2.188%,  4/28/2026
c
287,084
251,000 0.985%,  12/10/2026
c
236,754
294,000 1.593%,  5/4/2027
c
276,953
290,000 1.512%,  7/20/2027
c
271,233
102,000 5.123%,  2/1/2029
c
102,958
1,041,000 3.622%,  4/1/2031
c
975,735
141,000 2.943%,  1/21/2033
c
122,047
146,000 4.889%,  7/20/2033
c
143,740
155,000 5.250%,  4/21/2034
c
155,721
181,000 5.424%,  7/21/2034
c
183,721
129,000 5.831%,  4/19/2035
c
134,779
284,000 2.484%,  9/16/2036
c
230,301
MPT Operating Partnership, LP/
MPT Finance Corporation
376,000 5.250%,  8/1/2026
e
337,733
99,000 4.625%,  8/1/2029
e
71,848
Nasdaq, Inc.
167,000 5.350%,  6/28/2028 171,148
Nationstar Mortgage Holdings,
Inc.
84,000 5.500%,  8/15/2028
a
81,582
261,000 5.125%,  12/15/2030
a
243,064
NatWest Group plc
147,000 4.892%,  5/18/2029
c
146,000
220,000 3.754%,  11/1/2029
c
218,766
425,000 6.475%,  6/1/2034
c
440,635
Navient Corporation
100,000 5.000%,  3/15/2027 96,684
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
108,000 4.500%,  9/30/2028
a
98,329
New York Life Global Funding
159,000 4.550%,  1/28/2033
a
155,518
168,000 5.000%,  1/9/2034
a
169,275
Nippon Life Insurance Company
500,000 5.950%,  4/16/2054
a,c
506,863
415,000 5.100%,  10/16/2044
a,c
413,787
NNN REIT, Inc.
147,000 2.500%,  4/15/2030 129,023
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 195,913
269,000 5.783%,  7/3/2034 276,520
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 147,494
147,000 3.375%,  2/1/2031 129,596
OneMain Finance Corporation
639,000 3.500%,  1/15/2027 603,868
811,000 3.875%,  9/15/2028 740,864
Panther Escrow Issuer, LLC
477,000 7.125%,  6/1/2031
a
489,454

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Financials (11.9%) - continued
Park Intermediate Holdings, LLC
$ 468,000 4.875%,  5/15/2029
a
$ 442,216
Pebblebrook Hotel Trust,
Convertible
332,000 1.750%,  12/15/2026 295,314
Pine Street Trust III
113,000 6.223%,  5/15/2054
a
116,146
PNC Bank NA
148,000 2.700%,  10/22/2029 132,461
PNC Financial Services Group,
Inc.
200,000 3.400%,  9/15/2026
c,h
178,816
175,000 6.200%,  9/15/2027
c,h
174,546
169,000 5.582%,  6/12/2029
c
172,968
178,000 6.250%,  3/15/2030
c,h
173,523
356,000 5.492%,  5/14/2030
c
364,731
170,000 6.875%,  10/20/2034
c
189,195
PRA Group, Inc.
84,000 7.375%,  9/1/2025
a
83,929
259,000 8.375%,  2/1/2028
a
262,222
Prologis Targeted US Logistics
Fund, LP
265,000 5.250%,  4/1/2029
a
269,280
Prologis, LP
192,000 5.250%,  3/15/2054 185,641
Provident Financing Trust I
78,000 7.405%,  3/15/2038 83,252
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
c
132,614
133,000 6.750%,  3/1/2053
c
137,328
507,000 6.500%,  3/15/2054
c
516,889
75,000 3.700%,  10/1/2050
c
66,087
Public Storage Operating
Company
157,000 5.100%,  8/1/2033 159,150
Realty Income Corporation
147,000 4.875%,  6/1/2026 146,892
329,000 3.200%,  1/15/2027 316,687
173,000 3.950%,  8/15/2027 168,974
Redwood Trust, Inc., Convertible
17,000 7.750%,  6/15/2027 16,702
Regency Centers, LP
243,000 5.250%,  1/15/2034 243,615
Regions Financial Corporation
160,000 2.250%,  5/18/2025 155,896
156,000 5.750%,  6/15/2025
c,h
154,387
Reinsurance Group of America,
Inc.
157,000 6.000%,  9/15/2033 163,590
267,000 5.750%,  9/15/2034 273,114
Rexford Industrial Realty, LP,
Convertible
115,000 4.375%,  3/15/2027
a
116,495
71,000 4.125%,  3/15/2029
a
72,171
RGA Global Funding
188,000 5.500%,  1/11/2031
a
192,337
RHP Hotel Properties, LP/RHP
Finance Corporation
83,000 4.750%,  10/15/2027 80,578
168,000 4.500%,  2/15/2029
a
159,160
RLJ Lodging Trust, LP
153,000 4.000%,  9/15/2029
a
136,529
Principal
Amount Long-Term Fixed Income (79.2%) Value
Financials (11.9%) - continued
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
$ 390,000 3.625%,  3/1/2029
a
$ 358,019
365,000 3.875%,  3/1/2031
a
324,678
242,000 4.000%,  10/15/2033
a
208,139
Ryan Specialty, LLC
88,000 4.375%,  2/1/2030
a
82,839
Santander Holdings USA, Inc.
137,000 2.490%,  1/6/2028
c
127,684
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
c
267,802
Service Properties Trust
338,000 8.375%,  6/15/2029 336,487
261,000 8.625%,  11/15/2031
a
277,330
Simon Property Group, LP
244,000 2.650%,  7/15/2030 217,997
164,000 6.250%,  1/15/2034 177,053
SLM Corporation
170,000 4.200%,  10/29/2025 166,893
Societe Generale SA
148,000 2.625%,  10/16/2024
a
146,959
165,000 1.488%,  12/14/2026
a,c
156,209
240,000 8.500%,  3/25/2034
a,c,h
234,339
Standard Chartered plc
200,000 2.608%,  1/12/2028
a,c
187,858
205,000 5.688%,  5/14/2028
a,c
207,785
Starwood Property Trust, Inc.,
Convertible
149,000 6.750%,  7/15/2027 156,775
State Street Corporation
104,000 6.700%,  3/15/2029
c,h
104,111
138,000 4.421%,  5/13/2033
c
133,262
Sumitomo Life Insurance Company
320,000 3.375%,  4/15/2081
a,c
277,744
Sumitomo Mitsui Financial Group,
Inc.
200,000 2.174%,  1/14/2027 187,831
550,000 5.716%,  9/14/2028 569,289
221,000 2.142%,  9/23/2030 188,664
200,000 5.766%,  1/13/2033 209,750
Summit Hotel Properties, Inc.,
Convertible
129,000 1.500%,  2/15/2026 118,809
Synchrony Financial
141,000 4.250%,  8/15/2024 140,905
151,000 5.935%,  8/2/2030
c
151,931
173,000 7.250%,  2/2/2033 176,937
Synovus Bank
155,000 5.625%,  2/15/2028 153,364
Toronto-Dominion Bank
100,000 8.125%,  10/31/2082
c
104,260
350,000 5.264%,  12/11/2026 354,105
165,000 5.156%,  1/10/2028 167,351
246,000 5.523%,  7/17/2028 253,238
138,000 4.456%,  6/8/2032 133,555
Truist Bank
147,000 2.250%,  3/11/2030 125,718
Truist Financial Corporation
330,000 6.047%,  6/8/2027
c
335,470
121,000 1.887%,  6/7/2029
c
108,273
345,000 5.100%,  3/1/2030
c,h
322,230
234,000 5.711%,  1/24/2035
c
239,247

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Financials (11.9%) - continued
U.S. Bancorp
$ 205,000 5.727%,  10/21/2026
c
$ 206,449
218,000 4.548%,  7/22/2028
c
215,833
82,000 5.836%,  6/12/2034
c
85,124
224,000 5.678%,  1/23/2035
c
230,082
UBS Group AG
122,000 2.593%,  9/11/2025
a,c
121,583
250,000 2.193%,  6/5/2026
a,c
243,368
275,000 4.875%,  2/12/2027
a,c,h
258,988
200,000 6.327%,  12/22/2027
a,c
205,514
269,000 3.869%,  1/12/2029
a,c
258,700
200,000 5.699%,  2/8/2035
a,c
204,651
UDR, Inc.
296,000 3.000%,  8/15/2031 262,381
UniCredit SPA
167,000 5.861%,  6/19/2032
a,c
165,621
United Wholesale Mortgage, LLC
454,000 5.500%,  4/15/2029
a
437,730
UnitedHealth Group, Inc.
486,000 5.375%,  4/15/2054 482,267
283,000 4.200%,  5/15/2032 271,718
USB Realty Corporation
156,000
6.710%,  (TSFR3M +
1.409%), 1/15/2027
a,c,h
121,056
Ventas Realty, LP, Convertible
166,000 3.750%,  6/1/2026 179,944
Vornado Realty, LP
124,000 3.400%,  6/1/2031 101,040
Wells Fargo & Company
145,000 2.406%,  10/30/2025
c
143,875
335,000 3.900%,  3/15/2026
c,h
321,341
346,000 2.188%,  4/30/2026
c
337,819
138,000 3.526%,  3/24/2028
c
133,182
294,000 3.584%,  5/22/2028
c
283,590
218,000 4.808%,  7/25/2028
c
217,436
187,000 7.625%,  9/15/2028
c,e,h
198,907
649,000 4.478%,  4/4/2031
c
634,255
108,000 5.389%,  4/24/2034
c
109,256
157,000 5.557%,  7/25/2034
c
160,516
166,000 6.491%,  10/23/2034
c
180,872
636,000 5.499%,  1/23/2035
c
648,314
Welltower OP, LLC, Convertible
253,000 2.750%,  5/15/2028
a
310,026
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
c
208,620
Willis North America, Inc.
164,000 5.900%,  3/5/2054 164,104
295,000 4.500%,  9/15/2028 290,362
XHR, LP
187,000 4.875%,  6/1/2029
a
176,457
Total 94,214,385
Foreign Government (0.1%)
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
a
231,904
Saudi Arabian Oil Company
250,000 5.750%,  7/17/2054
a
245,150
Total 477,054
Principal
Amount Long-Term Fixed Income (79.2%) Value
Mortgage-Backed Securities (12.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 472,570 2.000%,  1/1/2052 $ 385,808
3,667,443 2.500%,  5/1/2051 3,120,031
1,910,032 3.500%,  5/1/2052 1,746,041
1,374,528 4.000%,  5/1/2052 1,299,110
3,220,100 5.000%,  7/1/2053 3,189,503
234,605 5.000%,  8/1/2053 233,296
1,064,421 5.500%,  9/1/2053 1,075,697
891,393 3.500%,  9/1/2047
g
826,431
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,328,359 2.500%,  7/1/2030 1,262,477
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,029,462 3.500%,  5/1/2040 977,085
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,189,977 3.000%,  1/1/2052 2,805,972
237,737 2.000%,  2/1/2051 194,141
380,225 2.000%,  2/1/2051 310,500
1,664,879 2.500%,  2/1/2051 1,408,070
3,202,560 2.000%,  3/1/2051 2,587,055
4,341,956 4.000%,  3/1/2051 4,130,611
3,296,454 3.000%,  3/1/2052 2,884,945
2,606,309 2.000%,  4/1/2051 2,101,097
1,988,180 3.000%,  4/1/2051 1,751,760
2,062,985 3.000%,  5/1/2050 1,832,990
446,281 2.000%,  5/1/2051 362,429
210,295 3.000%,  6/1/2050 188,169
1,299,543 4.000%,  6/1/2052 1,219,620
1,403,493 5.000%,  6/1/2053 1,393,494
2,438,690 2.500%,  7/1/2051 2,087,086
246,102 3.500%,  7/1/2051 227,073
3,571,182 4.000%,  7/1/2052 3,351,749
841,169 3.500%,  8/1/2050 776,038
1,726,414 3.500%,  8/1/2052 1,568,568
3,829,251 4.500%,  8/1/2052 3,702,472
305,668 5.000%,  8/1/2053 303,490
1,735,405 3.500%,  9/1/2052 1,587,719
514,399 3.500%,  9/1/2052 470,623
266,209 5.000%,  9/1/2052 262,527
2,617,282 4.500%,  9/1/2053 2,525,625
934,906 4.500%,  9/1/2053 907,026
2,346,570 4.000%,  10/1/2052 2,209,764
436,790 2.000%,  11/1/2051 355,831
664,957 3.500%,  11/1/2052 608,571
1,820,239 2.000%,  12/1/2050 1,480,947
3,410,297 4.500%,  12/1/2052 3,312,143
650,000 6.000%,  8/1/2041
g
659,217
5,400,000 5.500%,  8/1/2042
g
5,408,269
1,042,068 3.500%,  12/1/2047
g
966,971
3,200,000 4.000%,  8/1/2048
g
2,998,673
8,900,000 4.500%,  8/1/2048
g
8,572,661
10,325,000 5.000%,  8/1/2048 10,167,160
4,750,000 3.500%,  8/1/2049
g
4,309,398
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,062,202 2.500%,  3/1/2062 1,666,177
1,178,131 3.500%,  7/1/2061 1,051,347

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Mortgage-Backed Securities (12.6%) -
continued
$ 1,202,721 4.000%,  12/1/2061 $ 1,113,527
Total 99,936,984
Technology (3.0%)
Advanced Micro Devices, Inc.
138,000 3.924%,  6/1/2032
e
131,465
Akamai Technologies, Inc.,
Convertible
188,000 0.125%,  5/1/2025 207,526
132,000 0.375%,  9/1/2027 134,166
157,000 1.125%,  2/15/2029
a
156,123
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 60,974
Apple, Inc.
278,000 1.650%,  2/8/2031 235,708
799,000 3.750%,  9/12/2047 661,444
Block, Inc.
579,000 6.500%,  5/15/2032
a
588,381
Block, Inc., Convertible
304,000 0.250%,  11/1/2027 255,208
Boost Newco Borrower, LLC
422,000 7.500%,  1/15/2031
a
444,481
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
221,000 3.875%,  1/15/2027 216,646
Broadcom, Inc.
137,000 4.000%,  4/15/2029
a
132,677
Cisco Systems, Inc.
325,000 5.350%,  2/26/2064 326,015
Clarivate Science Holdings
Corporation
183,000 3.875%,  7/1/2028
a
171,651
Cloud Software Group, Inc.
886,000 6.500%,  3/31/2029
a
863,626
Consensus Cloud Solutions, Inc.
85,000 6.000%,  10/15/2026
a
83,283
CoreLogic, Inc.
102,000 4.500%,  5/1/2028
a
94,090
CSG Systems International, Inc.,
Convertible
205,000 3.875%,  9/15/2028
a
198,133
Dell International, LLC/EMC
Corporation
99,000 5.300%,  10/1/2029 101,237
Dell, Inc.
231,000 6.500%,  4/15/2038 247,136
Dye & Durham, Ltd.
256,000 8.625%,  4/15/2029
a
261,953
Fiserv, Inc.
341,000 5.350%,  3/15/2031 350,010
80,000 5.600%,  3/2/2033 82,792
341,000 5.450%,  3/15/2034 348,711
Gen Digital, Inc.
14,000 6.750%,  9/30/2027
a
14,240
203,000 7.125%,  9/30/2030
a,e
209,863
Global Payments, Inc.
192,000 5.950%,  8/15/2052 189,273
64,000 2.650%,  2/15/2025 63,020
213,000 4.950%,  8/15/2027 213,450
147,000 3.200%,  8/15/2029 134,708
Global Payments, Inc., Convertible
310,000 1.500%,  3/1/2031
a
292,950
Principal
Amount Long-Term Fixed Income (79.2%) Value
Technology (3.0%) - continued
IBM International Capital Private,
Ltd.
$ 250,000 5.300%,  2/5/2054 $ 240,579
II-VI, Inc.
154,000 5.000%,  12/15/2029
a
146,900
Intel Corporation
344,000 5.600%,  2/21/2054 341,895
308,000 5.125%,  2/10/2030 315,562
InterDigital, Inc., Convertible
218,000 3.500%,  6/1/2027 354,527
Iron Mountain, Inc.
102,000 4.875%,  9/15/2027
a
99,598
605,000 5.000%,  7/15/2028
a
586,484
440,000 4.875%,  9/15/2029
a
420,399
568,000 4.500%,  2/15/2031
a
522,064
Jabil, Inc.
155,000 5.450%,  2/1/2029 157,549
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031 129,482
Mastercard, Inc.
137,000 2.000%,  11/18/2031 115,550
160,000 4.875%,  5/9/2034 162,146
Microchip Technology, Inc.
117,000 5.050%,  3/15/2029 118,302
Microchip Technology, Inc.,
Convertible
400,000 0.125%,  11/15/2024 416,000
107,000 0.750%,  6/1/2030
a
107,342
Micron Technology, Inc.
179,000 5.300%,  1/15/2031 182,178
MKS Instruments, Inc., Convertible
437,000 1.250%,  6/1/2030
a
460,380
Moody's Corporation
141,000 4.250%,  8/8/2032 135,657
NCR Atleos Corporation
136,000 9.500%,  4/1/2029
a
148,569
NCR Voyix Corporation
251,000 5.000%,  10/1/2028
a
240,014
509,000 5.125%,  4/15/2029
a
486,288
Neptune Bidco US, Inc.
346,000 9.290%,  4/15/2029
a
338,862
Newfold Digital Holdings Group,
Inc.
102,000 11.750%,  10/15/2028
a
103,070
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
70,000 2.700%,  5/1/2025 68,591
147,000 4.300%,  6/18/2029 143,695
ON Semiconductor Corporation,
Convertible
239,000 Zero Coupon,  5/1/2027 371,135
108,000 0.500%,  3/1/2029 111,344
Open Text Corporation
285,000 3.875%,  12/1/2029
a
258,704
Open Text Holdings, Inc.
570,000 4.125%,  2/15/2030
a
519,894
Oracle Corporation
556,000 6.900%,  11/9/2052 637,929
141,000 6.150%,  11/9/2029 150,142
494,000 2.950%,  4/1/2030 448,696
208,000 6.250%,  11/9/2032 224,533
PayPal Holdings, Inc.
322,000 5.500%,  6/1/2054 321,117

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Technology (3.0%) - continued
Pitney Bowes, Inc.
$ 85,000 6.875%,  3/15/2027
a,e
$ 84,067
Progress Software Corporation,
Convertible
89,000 1.000%,  4/15/2026 97,273
47,000 3.500%,  3/1/2030
a
49,930
PTC, Inc.
305,000 4.000%,  2/15/2028
a
288,872
RingCentral, Inc.
317,000 8.500%,  8/15/2030
a
333,059
Rocket Software, Inc.
205,000 9.000%,  11/28/2028
a
210,997
S&P Global, Inc.
138,000 2.900%,  3/1/2032 121,915
Salesforce.com, Inc.
421,000 1.950%,  7/15/2031 354,192
Seagate HDD Cayman
372,170 9.625%,  12/1/2032 426,198
Semtech Corporation, Convertible
31,000 4.000%,  11/1/2028
a
53,269
Sensata Technologies BV
184,000 4.000%,  4/15/2029
a
170,509
Sensata Technologies, Inc.
96,000 3.750%,  2/15/2031
a
84,791
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
140,000 4.625%,  11/1/2026
a
136,632
SK Hynix, Inc.
300,000 5.500%,  1/16/2027
a,e
302,336
SS&C Technologies, Inc.
485,000 5.500%,  9/30/2027
a
480,436
Texas Instruments, Inc.
167,000 5.150%,  2/8/2054 165,368
UKG, Inc.
338,000 6.875%,  2/1/2031
a
347,408
Verint Systems, Inc., Convertible
203,000 0.250%,  4/15/2026 190,048
Verisk Analytics, Inc.
449,000 5.250%,  6/5/2034 453,260
Viavi Solutions, Inc.
375,000 3.750%,  10/1/2029
a
325,213
Viavi Solutions, Inc., Convertible
38,000 1.625%,  3/15/2026 36,764
Vishay Intertechnology, Inc.,
Convertible
363,000 2.250%,  9/15/2030
a
360,459
VMware, LLC
291,000 1.400%,  8/15/2026 271,417
189,000 2.200%,  8/15/2031 157,853
Western Digital Corporation,
Convertible
309,000 3.000%,  11/15/2028
a
450,321
Xerox Holdings Corporation
41,000 5.000%,  8/15/2025
a
40,289
666,000 5.500%,  8/15/2028
a
565,046
Xerox Holdings Corporation,
Convertible
188,000 3.750%,  3/15/2030
a
146,101
Xilinx, Inc.
80,000 2.375%,  6/1/2030 70,903
Total 23,831,043
Principal
Amount Long-Term Fixed Income (79.2%) Value
Transportation (0.9%)
Air Canada
$ 332,000 3.875%,  8/15/2026
a
$ 319,330
Air Transport Services Group, Inc.,
Convertible
191,000 3.875%,  8/15/2029
a
169,554
American Airlines Group, Inc.
116,000 3.750%,  3/1/2025
a
114,107
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
793,333 5.500%,  4/20/2026
a
788,021
166,340 5.750%,  4/20/2029
a
162,548
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
203,000 5.375%,  3/1/2029
a,e
185,802
Burlington Northern Santa Fe, LLC
161,000 5.500%,  3/15/2055 165,288
Canadian Pacific Railway
Company
300,000 1.750%,  12/2/2026 280,565
Delta Air Lines, Inc.
276,000 4.375%,  4/19/2028 266,896
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
138,596 4.500%,  10/20/2025
a
137,916
ERAC USA Finance, LLC
194,000 3.850%,  11/15/2024
a
193,088
334,000 5.200%,  10/30/2034
a
339,012
Hawaiian Brand Intellectual
Property, Ltd./HawaiianMiles
Loyalty, Ltd.
151,800 11.000%,  4/15/2029
a
144,741
Mileage Plus Holdings, LLC
238,200 6.500%,  6/20/2027
a
240,317
Norfolk Southern Corporation
232,000 4.450%,  3/1/2033 225,004
Penske Truck Leasing Company,
LP/PTL Finance Corporation
135,000 1.200%,  11/15/2025
a
128,439
195,000 5.750%,  5/24/2026
a
196,951
148,000 1.700%,  6/15/2026
a
138,835
Rand Parent, LLC
351,000 8.500%,  2/15/2030
a,e
347,092
RXO, Inc.
401,000 7.500%,  11/15/2027
a
412,028
Ryder System, Inc.
124,000 2.850%,  3/1/2027 118,137
Southwest Airlines Company
147,000 5.125%,  6/15/2027 147,642
Southwest Airlines Company,
Convertible
274,000 1.250%,  5/1/2025 271,123
Stena International SA
270,000 7.250%,  1/15/2031
a
276,201
United Airlines, Inc.
371,000 4.375%,  4/15/2026
a
361,720
165,000 4.625%,  4/15/2029
a
155,931
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
103,000 7.875%,  5/1/2027
a
93,234
355,000 6.375%,  2/1/2030
a,e
282,784
Total 6,662,306

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
U.S. Government & Agencies (3.8%)
U.S. Treasury Bonds
$ 1,600,000 4.750%,  11/15/2053 $ 1,707,750
4,800,000 3.375%,  8/15/2042 4,186,125
U.S. Treasury Notes
3,500,000 4.250%,  12/31/2025 3,487,012
5,600,000 4.625%,  6/30/2026 5,632,594
5,300,000 4.125%,  7/31/2028 5,327,535
1,700,000 4.125%,  11/15/2032 1,713,015
6,383,000 3.375%,  5/15/2033 6,071,330
1,800,000 4.500%,  11/15/2033 1,861,875
Total 29,987,236
Utilities (3.1%)
AEP Texas, Inc.
140,000 4.700%,  5/15/2032 135,793
AES Corporation
140,000 7.600%,  1/15/2055
c
142,461
239,000 3.950%,  7/15/2030
a
221,993
Algonquin Power & Utilities
Corporation
160,000 4.750%,  1/18/2082
c
146,263
Alliant Energy Corporation,
Convertible
114,000 3.875%,  3/15/2026
e
115,083
Ameren Corporation
148,000 1.750%,  3/15/2028 133,231
American Electric Power
Company, Inc.
192,000 6.950%,  12/15/2054
c
194,218
172,000 5.200%,  1/15/2029 174,257
147,000 2.300%,  3/1/2030 128,122
78,000 5.625%,  3/1/2033 80,004
American Water Capital
Corporation
256,000 5.450%,  3/1/2054 253,993
American Water Capital
Corporation, Convertible
184,000 3.625%,  6/15/2026 185,380
Arizona Public Service Company
162,000 5.550%,  8/1/2033 165,021
Atmos Energy Corporation
170,000 5.900%,  11/15/2033 181,389
Calpine Corporation
379,000 4.500%,  2/15/2028
a
363,062
CenterPoint Energy, Inc.
127,000 2.500%,  9/1/2024 126,605
182,000 1.450%,  6/1/2026 170,791
220,000 2.650%,  6/1/2031 189,354
CenterPoint Energy, Inc.,
Convertible
192,000 4.250%,  8/15/2026
a
190,464
CMS Energy Corporation,
Convertible
146,000 3.375%,  5/1/2028 148,774
Consolidated Edison Company of
New York, Inc.
482,000 5.700%,  5/15/2054 494,577
Constellation Energy Generation,
LLC
244,000 5.750%,  3/15/2054 243,018
153,000 5.800%,  3/1/2033 159,141
Dominion Energy, Inc.
223,000 6.875%,  2/1/2055
c
231,489
223,000 7.000%,  6/1/2054
c
234,194
Principal
Amount Long-Term Fixed Income (79.2%) Value
Utilities (3.1%) - continued
$ 126,000 3.071%,  8/15/2024 $ 125,865
160,000 4.350%,  1/15/2027
c,h
151,836
148,000 3.375%,  4/1/2030 136,419
DTE Energy Company
211,000 4.220%,  11/1/2024 209,997
163,000 4.875%,  6/1/2028 163,042
Duke Energy Carolinas, LLC
480,000 5.400%,  1/15/2054 475,232
Duke Energy Corporation
200,000 3.250%,  1/15/2082
c
181,333
272,000 5.800%,  6/15/2054 272,119
82,000 4.875%,  9/16/2024
c,h
81,446
328,000 2.450%,  6/1/2030 289,218
142,000 4.500%,  8/15/2032 136,251
158,000 5.750%,  9/15/2033 164,416
Duke Energy Corporation,
Convertible
328,000 4.125%,  4/15/2026 337,184
Duke Energy Ohio, Inc.
164,000 5.550%,  3/15/2054 164,315
Edison International
104,000 7.875%,  6/15/2054
c
108,857
183,000 4.950%,  4/15/2025 182,165
450,000 5.000%,  12/15/2026
c,e,h
432,474
352,000 5.450%,  6/15/2029 358,211
Enel Finance International NV
286,000 1.375%,  7/12/2026
a
267,917
340,000 5.125%,  6/26/2029
a
341,596
Entergy Corporation
136,000 0.900%,  9/15/2025 130,000
148,000 1.900%,  6/15/2028 132,988
Evergy, Inc.
127,000 2.450%,  9/15/2024 126,469
Evergy, Inc., Convertible
235,000 4.500%,  12/15/2027
a
247,220
Eversource Energy
299,000 4.600%,  7/1/2027 296,636
Exelon Corporation
663,000 5.600%,  3/15/2053 657,393
147,000 4.050%,  4/15/2030 141,478
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
a
256,348
FirstEnergy Corporation,
Convertible
291,000 4.000%,  5/1/2026 295,947
Georgia Power Company
87,000 4.950%,  5/17/2033 87,010
ITC Holdings Corporation
142,000 4.950%,  9/22/2027
a
142,564
Jersey Central Power & Light
Company
288,000 2.750%,  3/1/2032
a
244,762
MidAmerican Energy Company
638,000 5.300%,  2/1/2055 623,706
National Rural Utilities Cooperative
Finance Corporation
173,000 4.850%,  2/7/2029 175,148
NextEra Energy Capital Holdings,
Inc.
165,000 3.800%,  3/15/2082
c
153,620
256,000 6.750%,  6/15/2054
c
266,103
161,000 6.051%,  3/1/2025 161,664
147,000 2.250%,  6/1/2030 128,083

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (79.2%) Value
Utilities (3.1%) - continued
NextEra Energy Capital Holdings,
Inc., Convertible
$ 113,000 3.000%,  3/1/2027
a
$ 136,165
NextEra Energy Operating
Partners, LP
600,000 3.875%,  10/15/2026
a
575,793
NextEra Energy Partners, LP,
Convertible
320,000 Zero Coupon,  11/15/2025
a,e
292,320
NiSource, Inc.
140,000 6.950%,  11/30/2054
c
141,971
148,000 2.950%,  9/1/2029 135,808
Northern States Power Company/
MN
166,000 5.400%,  3/15/2054 165,301
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
a
130,916
135,000 10.250%,  3/15/2028
a,c,h
149,593
141,000 3.375%,  2/15/2029
a
126,901
210,000 5.250%,  6/15/2029
a
204,196
NRG Energy, Inc., Convertible
110,000 2.750%,  6/1/2048 203,751
Oncor Electric Delivery Company,
LLC
291,000 5.550%,  6/15/2054
a
294,450
Pacific Gas and Electric Company
164,000 6.750%,  1/15/2053 175,900
341,000 5.550%,  5/15/2029 348,304
323,000 6.950%,  3/15/2034 356,330
PG&E Corporation
459,000 5.000%,  7/1/2028 447,712
PG&E Corporation, Convertible
469,000 4.250%,  12/1/2027
a
483,774
PNM Resources, Inc., Convertible
75,000 5.750%,  6/1/2054
*
79,575
PPL Capital Funding, Inc.,
Convertible
184,000 2.875%,  3/15/2028 182,896
Public Service Enterprise Group,
Inc.
173,000 5.875%,  10/15/2028 179,863
147,000 1.600%,  8/15/2030 122,311
San Diego Gas & Electric
Company
164,000 5.550%,  4/15/2054 165,617
Sempra
156,000 4.875%,  10/15/2025
c,h
152,814
Southern California Edison
Company
326,000 5.450%,  6/1/2031 336,598
72,000 5.950%,  11/1/2032 76,221
Southern Company
141,000 4.475%,  8/1/2024 141,000
425,000 5.700%,  10/15/2032 444,541
135,000 4.000%,  1/15/2051
c
131,123
306,000 3.750%,  9/15/2051
c
288,490
Southern Company, Convertible
385,000 3.875%,  12/15/2025 407,138
55,000 4.500%,  6/15/2027
a
57,558
Talen Energy Supply, LLC
328,000 8.625%,  6/1/2030
a
353,462
TerraForm Power Operating, LLC
860,000 5.000%,  1/31/2028
a
828,752
Principal
Amount Long-Term Fixed Income (79.2%) Value
Utilities (3.1%) - continued
Virginia Electric and Power
Company
$ 286,000 5.350%,  1/15/2054 $ 279,360
Vistra Corporation
168,000 8.000%,  10/15/2026
a,c,h
171,970
413,000 7.000%,  12/15/2026
a,c,h
415,372
Vistra Operations Company, LLC
280,000 5.125%,  5/13/2025
a
278,594
1,050,000 5.000%,  7/31/2027
a
1,028,098
WEC Energy Group, Inc.,
Convertible
125,000 4.375%,  6/1/2027
a
127,875
115,000 4.375%,  6/1/2029
a
118,450
Xcel Energy, Inc.
154,000 4.000%,  6/15/2028 149,465
210,000 4.600%,  6/1/2032 202,343
Total 24,744,380
Total Long-Term Fixed Income
(cost $634,842,672) 628,118,290
Shares
Registered Investment
Companies ( 14.8% ) Value
U.S. Affiliated  (8.5%)
8,329,469 Thrivent Core Emerging Markets
Debt Fund 67,385,402
Total 67,385,402
U.S. Unaffiliated  (6.3%)
87,689 Aberdeen Asia-Pacific Income
Fund, Inc. 245,529
46,138 abrdn Income Credit Strategies
Fund 301,281
28,468 AllianceBernstein Global High
Income Fund, Inc. 302,045
43,397 Allspring Income Opportunities
Fund 302,477
6,435 BlackRock Core Bond Trust 72,136
25,421 BlackRock Corporate High Yield
Fund, Inc. 250,651
30,876 BlackRock Credit Allocation
Income Trust 334,387
2,909 BlackRock Debt Strategies Fund,
Inc. 31,999
5,578 BlackRock Enhanced Equity
Dividend Trust 47,525
30,405 BlackRock Enhanced Global
Dividend Trust 328,678
14,700 BlackRock Enhanced International
Dividend Trust 82,026
1,100 BlackRock Floating Rate Income
Strategies Fund, Inc. 14,916
6,299 BlackRock Income Trust, Inc. 76,470
11,164 BlackRock Multi-Sector Income
Trust 165,116
23,990 Blackstone Strategic Credit 2027
Term Fund 289,079
30,735 Eaton Vance Limited Duration
Income Fund 303,662
7,830 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 66,242
5,091 Invesco Dynamic Credit
Opportunities Fund
i
53,107
65,000 Invesco Preferred ETF 754,000

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (14.8%) Value
U.S. Unaffiliated  (6.3%)- continued
511,747 iShares Broad USD High Yield
Corporate Bond ETF $ 18,883,464
59,489 iShares iBoxx $ Investment Grade
Corporate Bond ETF
e
6,517,615
60,882 iShares Preferred and Income
Securities ETF
e
1,930,568
55,689 Nuveen Credit Strategies Income
Fund 319,098
18,105 Nuveen Preferred Income
Opportunities Fund 139,046
26,184 PGIM Global High Yield Fund, Inc. 324,682
26,958 PGIM High Yield Bond Fund, Inc. 364,742
7,513 Pimco Dynamic Income Fund 142,672
40,413 SPDR Bloomberg High Yield Bond
ETF
e
3,873,182
2,113 Tri-Continental Corporation 67,362
143,968 Vanguard Intermediate-Term
Corporate Bond ETF
e
11,760,746
14,125 Vanguard Short-Term Corporate
Bond ETF 1,104,999
10,000 Virtus Convertible & Income Fund 34,400
18,338 Virtus Dividend, Interest &
Premium Strategy Fund 233,076
2,180 Virtus Equity & Convertible Income
Fund 49,159
45,505 Voya Global Equity Dividend &
Premium Opportunity Fund 255,738
70,004 Western Asset High Income
Opportunity Fund, Inc. 275,116
Total 50,296,991
Total Registered Investment
Companies (cost $126,725,897) 117,682,393
Shares
Collateral Held for Securities
Loaned ( 2.9% ) Value
23,026,087 Thrivent Cash Management Trust 23,026,087
Total Collateral Held for
Securities Loaned
(cost $23,026,087) 23,026,087
Shares Preferred Stock ( 0.9% ) Value
Basic Materials (0.1%)
7,148 Albemarle Corporation,
Convertible, 7.250% 319,658
Total 319,658
Communications Services (0.1%)
23,300 AT&T, Inc., 4.750%
h
463,437
12,500 Telephone and Data Systems, Inc.,
6.000%
h
215,750
Total 679,187
Financials (0.6%)
5,825 AEGON Funding Company, LLC,
5.100% 124,014
12,700 Allstate Corporation, 5.100%
h
275,209
4,969 Apollo Global Management, Inc.,
Convertible, 6.750% 337,892
18,900 Bank of America Corporation,
4.250%
h
352,107
392 Bank of America Corporation,
Convertible, 7.250%
h
469,228
Shares Preferred Stock (0.9%) Value
Financials (0.6%) - continued
14,275 Capital One Financial Corporation,
5.000%
h
$ 278,791
2,150 Citizens Financial Group, Inc.,
7.375%
h,k
54,954
5,775 Equitable Holdings, Inc., 5.250%
h
126,703
14,500 J.P. Morgan Chase & Company,
4.200%
e,h
285,070
12,500 J.P. Morgan Chase & Company,
4.750%
h
272,750
10,650 KeyCorp, 6.200%
c,h
244,205
8,650 Morgan Stanley, 4.250%
h
161,409
5,500 Morgan Stanley, 5.850%
c,h
134,200
13,100 Morgan Stanley, 7.125%
c,h
332,216
11,475 Public Storage, 4.125%
h
210,337
2,450 Public Storage, 4.625%
h
49,686
625 Public Storage, 4.700%
h
12,906
2,650 Regions Financial Corporation,
5.700%
c,e,h
61,268
1,400 Synovus Financial Corporation,
8.417%
c,h
35,420
8,600 U.S. Bancorp, 4.000%
h
150,844
15,500 Wells Fargo & Company, 4.250%
h
287,835
10,000 Wells Fargo & Company, 4.750%
h
204,000
453 Wells Fargo & Company,
Convertible, 7.500%
h
544,846
Total 5,005,890
Utilities (0.1%)
17,600 CMS Energy Corporation, 4.200%
h
330,176
7,141 NextEra Energy, Inc., Convertible,
6.926% 315,347
12,000 Southern Company, 4.950% 261,120
Total 906,643
Total Preferred Stock
(cost $7,891,671) 6,911,378
Shares Common Stock ( <0.1% ) Value
Consumer Discretionary (<0.1%)
19 Booking Holdings, Inc. 70,585
Total 70,585
Energy (<0.1%)
1,047 Permian Resources Corporation 16,061
Total 16,061
Information Technology (<0.1%)
693 Semtech Corporation
k
21,982
Total 21,982
Real Estate (<0.1%)
346 Kite Realty Group Trust 8,533
Total 8,533
Total Common Stock
(cost $79,693) 117,161
Shares or
Principal
Amount Short-Term Investments ( 8.7% ) Value
Federal Home Loan Bank Discount
Notes
500,000 5.245%, 8/16/2024
l,m
498,832

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (8.7%) Value
Thrivent Core Short-Term Reserve
Fund
6,849,973 5.600% $ 68,499,729
U.S. Treasury Bills
300,000 5.243%, 8/15/2024
l,n
299,386
Total Short-Term Investments
(cost $69,282,940) 69,297,947
Total Investments (cost
$861,848,960) 106.5% $845,153,256
Other Assets and Liabilities, Net
(6.5%) (51,574,118)
Total Net Assets 100.0% $793,579,138
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $310,022,375 or 39.1%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2024.
c Denotes variable rate securities. The rate shown is as of
July 31, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Fund as of July 31, 2024 was
$917,673 or 0.12% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 92,010
Credit Suisse Group AG  2/4/2016 175,749
PNM Resources, Inc.,
Convertible, 6/1/2054 6/28/2024 73,959
Pretium Mortgage Credit
Partners, LLC, 6/27/2060 6/16/2021 854,443
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of July 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 10,571,127
Common Stock 11,873,005
Total lending $22,444,132
Gross amount payable upon return of
collateral for securities loaned $23,026,087
Net amounts due to counterparty $581,955
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 93,997,843 – 93,997,843 –
Basic Materials 11,884,309 – 11,884,309 –
Capital Goods 24,420,866 – 24,420,866 –
Collateralized Mortgage Obligations 70,894,718 – 70,894,718 –
Commercial Mortgage-Backed Securities 4,901,167 – 4,901,167 –
Communications Services 29,638,047 – 29,638,047 –
Consumer Cyclical 40,515,697 – 40,515,697 –
Consumer Non-Cyclical 36,800,011 – 36,494,961 305,050
Energy 35,212,244 – 35,212,244 –
Financials 94,214,385 – 94,214,385 –
Foreign Government 477,054 – 477,054 –
Mortgage-Backed Securities 99,936,984 – 99,936,984 –
Technology 23,831,043 – 23,831,043 –
Transportation 6,662,306 – 6,662,306 –
U.S. Government & Agencies 29,987,236 – 29,987,236 –
Utilities 24,744,380 – 24,744,380 –
Registered Investment Companies
U.S. Unaffiliated 50,296,991 50,243,884 – 53,107
Preferred Stock
Basic Materials 319,658 319,658 – –
Communications Services 679,187 679,187 – –
Financials 5,005,890 5,005,890 – –
Utilities 906,643 906,643 – –
Common Stock
Consumer Discretionary 70,585 70,585 – –
Energy 16,061 16,061 – –
Information Technology 21,982 21,982 – –
Real Estate 8,533 8,533 – –
Short-Term Investments 798,218 – 798,218 –
Subtotal Investments in Securities $686,242,038 $57,272,423 $628,611,458 $358,157
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 67,385,402
Affiliated Short-Term Investments 68,499,729
Collateral Held for Securities Loaned 23,026,087
Subtotal Other Investments $158,911,218
Total Investments at Value $845,153,256
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Opportunity Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 638,912 638,912 – –
Total Asset Derivatives $638,912 $638,912 $– $–
Liability Derivatives
Credit Default Swaps 15,535 – 15,535 –
Total Liability Derivatives $15,535 $– $15,535 $–

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Opportunity Income Plus Fund's futures contracts held as of July 31, 2024. Investments and/or cash totaling
$498,832 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 347 September 2024 $ 70,692,127 $ 570,288
CBOT 5-Yr. U.S. Treasury Note 48 September 2024 5,110,126 68,624
Total Futures Long Contracts $ 75,802,253 $ 638,912
Total Futures Contracts $ 75,802,253 $638,912
The following table presents Opportunity Income Plus Fund's swaps contracts held as of July 31, 2024. Investments totaling $299,386 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 5,500,000 $ – ( $ 15,535) ( $ 15,535)
Total Credit Default Swaps $– ($15,535) ($15,535)
1 As the buyer of protection, Opportunity Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $58,278 $2,882 $400 $67,385 8,329 8.5%
Total U.S. Affiliated Registered Investment
Companies 58,278 67,385 8.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% 39,410 357,448 328,358 68,500 6,850 8.6
Total Affiliated Short-Term Investments 39,410 68,500 8.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,199 247,721 237,894 23,026 23,026 2.9
Total Collateral Held for Securities Loaned 13,199 23,026 2.9
Total Value $110,887 $158,911
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($75) $6,700 $– $2,883
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% 4 (4) – 2,539
Total Income/Non Cash Income from Affiliated Investments $5,422
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 92
Total Affiliated Income from Securities Loaned, Net $92
Total ($71) $6,696 $–

Small Cap Growth Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.9% ) Value
Communications Services (2.4%)
133,555 Cargurus, Inc.
a
$ 3,314,835
128,254 QuinStreet, Inc.
a
2,398,350
Total 5,713,185
Consumer Discretionary (13.1%)
28,609 Boot Barn Holdings, Inc.
a
3,818,729
14,939 Grand Canyon Education, Inc.
a
2,329,737
6,942 Group 1 Automotive, Inc. 2,538,828
10,989 Installed Building Products, Inc. 2,970,876
25,690 Modine Manufacturing Company
a
3,022,686
20,171 Patrick Industries, Inc. 2,583,098
26,364 SharkNinja, Inc. 2,026,074
41,534 Skyline Champion Corporation
a
3,385,436
125,188 Stoneridge, Inc.
a
2,104,410
23,857 Texas Roadhouse, Inc. 4,165,671
160,253 ThredUp, Inc.
a
336,531
25,129 Wyndham Hotels & Resorts, Inc. 1,902,768
Total 31,184,844
Consumer Staples (4.6%)
23,953 e.l.f. Beauty, Inc.
a
4,133,809
26,310 J & J Snack Foods Corporation 4,438,497
12,423 Lancaster Colony Corporation 2,398,384
Total 10,970,690
Energy (2.6%)
7,780 Gulfport Energy Corporation
a
1,145,294
32,106 Matador Resources Company 1,973,877
100,240 TechnipFMC plc 2,957,080
Total 6,076,251
Financials (8.1%)
48,556 Glacier Bancorp, Inc. 2,170,939
21,105 Hamilton Lane, Inc. 3,046,929
19,888 Houlihan Lokey, Inc. 2,988,172
6,813 Kinsale Capital Group, Inc. 3,114,018
21,095 RLI Corporation 3,176,696
51,378 Triumph Financial, Inc.
a
4,661,526
Total 19,158,280
Health Care (18.3%)
2,958 Argenx SE ADR
a
1,525,943
6,469 Ascendis Pharma AS ADR
a
863,612
3,800 Chemed Corporation 2,166,608
29,586 Encompass Health Corporation 2,749,723
65,330 Globus Medical, Inc.
a
4,701,147
25,690 Haemonetics Corporation
a
2,313,385
32,995 Halozyme Therapeutics, Inc.
a
1,823,304
35,305 HealthEquity, Inc.
a
2,770,736
19,052 Immunocore Holdings plc ADR
a
756,364
9,880 Inspire Medical Systems, Inc.
a
1,393,574
20,372 Natera, Inc.
a
2,085,889
120,190 Option Care Health, Inc.
a
3,568,441
174,159 Paragon 28, Inc.
a
1,356,699
16,191 Penumbra, Inc.
a
2,705,354
23,742 Repligen Corporation
a
3,973,224
178,614 scPharmaceuticals, Inc.
a
898,428
120,046 Stevanato Group SPA 2,482,551
38,409 Twist Bioscience Corporation
a
2,143,606
63,583 Vericel Corporation
a
3,212,213
Total 43,490,801
Industrials (20.1%)
24,423 AAR Corporation
a
1,577,726
Shares Common Stock (96.9%) Value
Industrials (20.1%) - continued
98,901 Badger Infrastructure Solutions,
Ltd. $ 2,793,712
27,712 Beacon Roofing Supply, Inc.
a
2,848,794
24,185 BWX Technologies, Inc. 2,406,166
31,819 Casella Waste Systems, Inc.
a
3,295,176
45,614 CECO Environmental Corporation
a
1,331,929
130,939 ExlService Holdings, Inc.
a
4,616,909
56,604 Flowserve Corporation 2,861,332
50,966 Fluor Corporation
a
2,451,465
51,651 Helios Technologies, Inc. 2,373,363
204,997 Janus International Group, Inc.
a
2,956,057
31,630 Korn Ferry 2,331,764
9,614 Landstar System, Inc. 1,829,063
115,042 Masterbrand, Inc.
a
2,076,508
6,454 Saia, Inc.
a
2,696,804
46,160 Schneider National, Inc. 1,242,166
16,571 Simpson Manufacturing Company,
Inc. 3,183,123
22,420 Timken Company 1,949,419
49,342 WNS Holdings, Ltd.
a
2,939,796
Total 47,761,272
Information Technology (22.3%)
29,069 Agilysys, Inc.
a
3,258,344
26,272 ASGN, Inc.
a
2,487,170
9,573 CyberArk Software, Ltd.
a
2,454,326
39,854 Descartes Systems Group, Inc.
a
4,051,159
18,924 Fabrinet
a
4,173,877
35,780 Gitlab, Inc.
a
1,833,009
35,569 Guidewire Software, Inc.
a
5,337,840
68,966 JFrog, Ltd.
a
2,659,329
65,509 Lattice Semiconductor
Corporation
a
3,471,977
13,888 Littelfuse, Inc. 3,709,624
11,329 Nova, Ltd., Class S
a
2,339,099
18,933 Onto Innovation, Inc.
a
3,621,883
57,832 PDF Solutions, Inc.
a
2,029,325
21,052 Silicon Laboratories, Inc.
a
2,528,977
104,200 TTM Technologies, Inc.
a
2,019,396
76,834 Varonis Systems, Inc.
a
4,235,858
37,336 Workiva, Inc.
a
2,754,277
Total 52,965,470
Materials (2.8%)
16,961 Louisiana-Pacific Corporation 1,664,892
166,377 Ranpak Holdings Corporation
a
1,201,242
58,876 Summit Materials, Inc.
a
2,459,839
80,708 Tronox Holdings plc 1,304,241
Total 6,630,214
Real Estate (2.6%)
30,480 Agree Realty Corporation 2,102,206
56,929 National Storage Affiliates Trust 2,423,467
23,039 Terreno Realty Corporation 1,576,098
Total 6,101,771
Total Common Stock
(cost $184,183,321) 230,052,778

Small Cap Growth Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 1.0% ) Value
U.S. Unaffiliated  (1.0%)
24,452 SPDR S&P Biotech ETF $ 2,422,215
Total 2,422,215
Total Registered Investment
Companies (cost $2,235,978) 2,422,215
Shares Short-Term Investments ( 1.9% ) Value
Thrivent Core Short-Term Reserve
Fund
438,850 5.600% 4,388,502
Total Short-Term Investments
(cost $4,388,502) 4,388,502
Total Investments (cost
$190,807,801) 99.8% $236,863,495
Other Assets and Liabilities, Net
0.2% 564,653
Total Net Assets 100.0% $237,428,148
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,713,185 5,713,185 – –
Consumer Discretionary 31,184,844 31,184,844 – –
Consumer Staples 10,970,690 10,970,690 – –
Energy 6,076,251 6,076,251 – –
Financials 19,158,280 19,158,280 – –
Health Care 43,490,801 43,490,801 – –
Industrials 47,761,272 44,967,560 2,793,712 –
Information Technology 52,965,470 52,965,470 – –
Materials 6,630,214 6,630,214 – –
Real Estate 6,101,771 6,101,771 – –
Registered Investment Companies
U.S. Unaffiliated 2,422,215 2,422,215 – –
Subtotal Investments in Securities $232,474,993 $229,681,281 $2,793,712 $–
Other Investments  * Total
Affiliated Short-Term Investments 4,388,502
Subtotal Other Investments $4,388,502
Total Investments at Value $236,863,495
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Growth Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $4,140 $65,817 $65,568 $4,389 439 1.9%
Total Affiliated Short-Term Investments 4,140 4,389 1.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 5,793 5,793 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $4,140 $4,389
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $– $195
Total Income/Non Cash Income from Affiliated Investments $195
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Small Cap Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Communications Services (2.2%)
657,152 Cogent Communications Holdings $ 46,388,359
1,370,231 QuinStreet, Inc.
a
25,623,320
Total 72,011,679
Consumer Discretionary (10.5%)
194,043 Boot Barn Holdings, Inc.
a
25,900,860
340,696 Brunswick Corporation 27,749,689
464,091 Columbia Sportswear Company 37,916,235
1,602,854 Cooper-Standard Holdings, Inc.
a
23,690,182
161,494 Grand Canyon Education, Inc.
a
25,184,989
106,772 Meritage Homes Corporation 21,660,836
1,284,926 Savers Value Village, Inc.
a
13,093,396
835,944 SharkNinja, Inc. 64,242,296
298,333 Skyline Champion Corporation
a
24,317,123
1,502,432 Stoneridge, Inc.
a
25,255,882
207,884 Texas Roadhouse, Inc. 36,298,625
311,676 Wyndham Hotels & Resorts, Inc. 23,600,107
Total 348,910,220
Consumer Staples (6.7%)
518,137 BJ's Wholesale Club Holdings,
Inc.
a
45,575,330
144,718 J & J Snack Foods Corporation 24,413,927
435,871 John B. Sanfilippo & Son, Inc. 45,709,792
225,466 Lancaster Colony Corporation 43,528,466
787,132 Pilgrim's Pride Corporation
a
32,453,452
790,585 Turning Point Brands, Inc. 29,820,866
Total 221,501,833
Energy (3.5%)
338,324 Chesapeake Energy Corporation 25,824,271
401,084 Matador Resources Company 24,658,644
1,858,005 NOV, Inc. 38,683,664
910,999 TechnipFMC plc 26,874,471
Total 116,041,050
Financials (14.4%)
1,332,503 Ally Financial, Inc. 59,975,960
765,860 Bank of N.T. Butterfield & Son, Ltd. 29,363,072
1,791,471 Bridgewater Bancshares, Inc.
a
24,740,215
2,336,648 F.N.B. Corporation 35,844,180
711,137 Glacier Bancorp, Inc. 31,794,935
285,440 Houlihan Lokey, Inc. 42,887,360
126,847 Kinsale Capital Group, Inc. 57,977,958
503,150 Prosperity Bancshares, Inc. 36,488,438
393,569 RLI Corporation 59,267,556
522,065 Triumph Financial, Inc.
a
47,366,958
176,059 Voya Financial, Inc. 12,804,771
452,819 Western Alliance Bancorp 36,433,817
Total 474,945,220
Health Care (9.4%)
59,390 Chemed Corporation 33,861,802
348,015 Encompass Health Corporation 32,344,514
430,487 Haemonetics Corporation
a
38,765,354
1,592,492 Option Care Health, Inc.
a
47,281,088
168,802 Penumbra, Inc.
a
28,205,126
674,508 Progyny, Inc.
a
19,021,126
247,777 Repligen Corporation
a
41,465,481
1,339,628 Stevanato Group SPA 27,703,507
443,658 Twist Bioscience Corporation
a
24,760,553
2,236,995 Viemed Healthcare, Inc.
a
16,128,734
Total 309,537,285
Shares Common Stock (97.9%) Value
Industrials (24.1%)
1,254,721 Air Lease Corporation $ 62,259,256
1,936,966 Badger Infrastructure Solutions,
Ltd. 54,714,572
276,154 BWX Technologies, Inc. 27,474,561
712,026 Dayforce, Inc.
a,b
42,208,901
936,598 ExlService Holdings, Inc.
a
33,024,446
929,475 Fluor Corporation
a
44,707,748
718,095 Helios Technologies, Inc. 32,996,465
2,672,252 Janus International Group, Inc.
a
38,533,874
834,249 Knight-Swift Transportation
Holdings, Inc. 45,408,173
359,310 Korn Ferry 26,488,333
173,083 Landstar System, Inc. 32,929,041
2,165,064 Masterbrand, Inc.
a
39,079,405
508,616 Maximus, Inc. 47,245,340
351,347 Miller Industries, Inc. 23,870,515
202,826 Moog, Inc. 39,774,179
653,725 Robert Half, Inc. 41,962,608
1,381,408 Schneider National, Inc. 37,173,689
84,822 Simpson Manufacturing Company,
Inc. 16,293,458
435,909 Tennant Company 46,943,040
346,241 Timken Company 30,105,655
574,951 WNS Holdings, Ltd.
a
34,255,581
Total 797,448,840
Information Technology (13.5%)
283,880 ASGN, Inc.
a
26,874,920
444,730 Ciena Corporation
a
23,455,060
834,937 Cohu, Inc.
a
26,709,635
188,387 Fabrinet
a
41,550,637
194,293 FormFactor, Inc.
a
10,406,333
152,621 Gilat Satellite Networks, Ltd.
a
694,426
391,488 Guidewire Software, Inc.
a
58,750,604
98,993 Insight Enterprises, Inc.
a
22,223,928
650,282 JFrog, Ltd.
a
25,074,874
114,236 Littelfuse, Inc. 30,513,578
129,547 Onto Innovation, Inc.
a
24,782,341
438,324 Plexus Corporation
a
56,179,987
2,922,488 TTM Technologies, Inc.
a
56,637,817
84,007 Universal Display Corporation 18,701,638
459,529 Varonis Systems, Inc.
a
25,333,834
Total 447,889,612
Materials (6.5%)
680,947 Alcoa Corporation 22,498,489
361,231 Greif, Inc. 24,086,883
705,825 Ingevity Corporation
a
32,390,309
2,454,131 Ivanhoe Mines, Ltd.
a
32,084,210
2,174,180 Tronox Holdings plc 35,134,749
412,423 United States Lime & Minerals, Inc. 35,076,576
392,061 West Fraser Timber Company, Ltd. 34,771,890
Total 216,043,106
Real Estate (5.4%)
544,938 Agree Realty Corporation 37,584,374
3,084,068 Cushman and Wakefield plc
a
40,432,131
1,373,131 National Storage Affiliates Trust 58,454,187
631,690 Terreno Realty Corporation 43,213,913
Total 179,684,605
Utilities (1.7%)
230,275 Northwestern Energy Group, Inc. 12,381,887
476,396 Portland General Electric
Company 22,571,642

Small Cap Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
plc
-
Public Limited Company
Shares Common Stock (97.9%) Value
Utilities (1.7%) - continued
316,581 Spire, Inc. $ 21,081,129
Total 56,034,658
Total Common Stock
(cost $2,608,328,252) 3,240,048,108
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
10,791,000 Thrivent Cash Management Trust 10,791,000
Total Collateral Held for
Securities Loaned
(cost $10,791,000) 10,791,000
Shares Short-Term Investments ( 1.9% ) Value
Thrivent Core Short-Term Reserve
Fund
6,308,704 5.600% 63,087,040
Total Short-Term Investments
(cost $63,087,039) 63,087,040
Total Investments (cost
$2,682,206,291) 100.1% $3,313,926,148
Other Assets and Liabilities, Net
(0.1%) (3,016,863)
Total Net Assets 100.0% $3,310,909,285
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of July 31, 2024:
Securities Lending Transactions
Common Stock $ 11,630,736
Total lending $11,630,736
Gross amount payable upon return of
collateral for securities loaned $10,791,000
Net amounts due to counterparty $(839,736)

Small Cap Stock Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 72,011,679 72,011,679 – –
Consumer Discretionary 348,910,220 348,910,220 – –
Consumer Staples 221,501,833 221,501,833 – –
Energy 116,041,050 116,041,050 – –
Financials 474,945,220 474,945,220 – –
Health Care 309,537,285 309,537,285 – –
Industrials 797,448,840 742,734,268 54,714,572 –
Information Technology 447,889,612 447,889,612 – –
Materials 216,043,106 183,958,896 32,084,210 –
Real Estate 179,684,605 179,684,605 – –
Utilities 56,034,658 56,034,658 – –
Subtotal Investments in Securities $3,240,048,108 $3,153,249,326 $86,798,782 $–
Other Investments  * Total
Affiliated Short-Term Investments 63,087,040
Collateral Held for Securities Loaned 10,791,000
Subtotal Other Investments $73,878,040
Total Investments at Value $3,313,926,148
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $19,490 $869,092 $825,495 $63,087 6,309 1.9%
Total Affiliated Short-Term Investments 19,490 63,087 1.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   18,906 354,857 362,972 10,791 10,791 0.3
Total Collateral Held for Securities Loaned 18,906 10,791 0.3
Total Value $38,396 $73,878
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $– $2,425
Total Income/Non Cash Income from Affiliated Investments $2,425
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 100
Total Affiliated Income from Securities Loaned, Net $100
Total $– $– $–

Notes to Schedule of Investments
as of July 31, 2024
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Thrivent Money Market on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount
to maturity. Thrivent Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the Committee.  Private Funds are
typically valued at an amount equal to the Net Asset Value (NAV)
of a fund's investment in the Private Fund when this information is readily available to the fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that for the Private Funds held by the Funds, if the NAV of the
Private Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of July 31, 2024
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought

Notes to Schedule of Investments
as of July 31, 2024
(unaudited)

or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period ended July 31, 2024, none of the Funds
invested in options.
Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended July 31, 2024, Aggressive Allocation,
Balanced Income Plus, Government Bond, High Income Municipal
Bond, Income, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, Municipal Bond,
and Opportunity Income Plus used treasury futures to manage
the duration and yield curve exposure of the Fund versus the benchmark.
During the period ended July 31, 2024, Aggressive Allocation,
Balanced Income Plus, Global Stock, International Allocation,
Low Volatility Equity, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used equity futures to manage exposure to the equities markets.
During the period ended July 31, 2024, Aggressive Allocation,
Balanced Income Plus, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used foreign exchange futures to hedge currency risk.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A

Notes to Schedule of Investments
as of July 31, 2024
(unaudited)

buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended July 31, 2024, Balanced Income
Plus, High Yield, Income, and Opportunity Income Plus used
CDX Indexes (comprised of credit default swaps) to help manage credit risk exposures within the Fund.
Total Rate of Return Swaps
— A total rate of return swap is
a swap agreement between two parties to exchange the total
return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty.
The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
During the period ended July 31, 2024, Aggressive Allocation and Global Stock used total rate of return swaps to achieve
exposure to asset classes where liquid futures contracts do not exist or where pricing of the swap contract is more attractive than the futures contract.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Funds. Pursuant
to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
 Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.